UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2021

Date of reporting period: November 1, 2020 through April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.
Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 13
Statements of Investments 17
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Statement of Cash Flows 54
Financial Highlights 55
Notes to Financial Statements 65
Supplemental Information 83
Management Information 87
Market Index Definitions 90
Glossary 95

Nationwide Mutual Funds - April 30, 2021 - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Destination 2025 Fund - April 30, 2021 - Fund Overview - 3
Asset Allocation
1
Equity Funds 51.4%
Fixed Income Funds 38.7%
Investment Contract 5.7%
Alternative Assets 4.2%
Money Market Fund 2.6%
Liabilities in excess of other assets (2.6)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.6%
Nationwide Bond Portfolio, Class R6 14.1%
Nationwide International Index Fund, Class R6 12.4%
Nationwide Bond Index Fund, Class R6 10.2%
Nationwide Core Plus Bond Fund, Class R6 7.7%
Nationwide Contract 5.6%
Nationwide Amundi Strategic Income Fund, Class
R6 4.1%
iShares Core MSCI Emerging Markets ETF 3.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.1%
Nationwide Mid Cap Market Index Fund, Class R6 2.9%
Other Holdings 6.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 - Nationwide Destination 2030 Fund
Asset Allocation
1
Equity Funds 64.8%
Fixed Income Funds 30.4%
Alternative Assets 2.9%
Investment Contract 1.9%
Money Market Fund 0.9%
Liabilities in excess of other assets (0.9)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 36.1%
Nationwide International Index Fund, Class R6 16.6%
Nationwide Bond Portfolio, Class R6 12.4%
Nationwide Bond Index Fund, Class R6 8.2%
Nationwide Core Plus Bond Fund, Class R6 6.5%
iShares Core MSCI Emerging Markets ETF 5.1%
Nationwide Mid Cap Market Index Fund, Class R6 4.3%
Nationwide Amundi Strategic Income Fund, Class
R6 2.9%
Nationwide Small Cap Index Fund, Class R6 2.2%
Nationwide Contract 1.9%
Other Holdings 3.8%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Destination 2035 Fund - April 30, 2021 - Fund Overview - 5
Asset Allocation
1
Equity Funds 76.5%
Fixed Income Funds 20.2%
Alternative Assets 2.5%
Money Market Fund 1.8%
Investment Contract 0.9%
Liabilities in excess of other assets (1.9)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 41.7%
Nationwide International Index Fund, Class R6 19.0%
Nationwide Bond Portfolio, Class R6 8.6%
iShares Core MSCI Emerging Markets ETF 6.6%
Nationwide Mid Cap Market Index Fund, Class R6 5.3%
Nationwide Bond Index Fund, Class R6 5.2%
Nationwide Core Plus Bond Fund, Class R6 4.0%
Nationwide Small Cap Index Fund, Class R6 2.6%
Nationwide Amundi Strategic Income Fund, Class
R6 2.4%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.8%
Other Holdings 2.8%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - April 30, 2021 - Nationwide Destination 2040 Fund
Asset Allocation
1
Equity Funds 84.1%
Fixed Income Funds 14.4%
Alternative Assets 0.9%
Investment Contract 0.6%
Money Market Fund
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 47.2%
Nationwide International Index Fund, Class R6 20.1%
iShares Core MSCI Emerging Markets ETF 7.3%
Nationwide Mid Cap Market Index Fund, Class R6 6.6%
Nationwide Bond Portfolio, Class R6 5.9%
Nationwide Bond Index Fund, Class R6 3.7%
Nationwide Core Plus Bond Fund, Class R6 3.0%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Amundi Strategic Income Fund, Class
R6 0.9%
Other Holdings 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Destination 2045 Fund - April 30, 2021 - Fund Overview - 7
Asset Allocation
1
Equity Funds 88.3%
Fixed Income Funds 11.6%
Money Market Fund 0.7%
Investment Contract 0.1%
Alternative Assets 0.1%
Liabilities in excess of other assets (0.8)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 49.9%
Nationwide International Index Fund, Class R6 20.6%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Mid Cap Market Index Fund, Class R6 6.9%
Nationwide Bond Portfolio, Class R6 4.5%
Nationwide Small Cap Index Fund, Class R6 2.9%
Nationwide Bond Index Fund, Class R6 2.8%
Nationwide Core Plus Bond Fund, Class R6 2.2%
iShares 20+ Year Treasury Bond ETF 1.9%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.7%
Other Holdings 0.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Fund Overview - April 30, 2021 - Nationwide Destination 2050 Fund
Asset Allocation
1
Equity Funds 90.7%
Fixed Income Funds 9.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.3%
Nationwide International Index Fund, Class R6 21.1%
iShares Core MSCI Emerging Markets ETF 7.7%
Nationwide Mid Cap Market Index Fund, Class R6 7.6%
Nationwide Bond Portfolio, Class R6 3.7%
Nationwide Small Cap Index Fund, Class R6 3.0%
Nationwide Bond Index Fund, Class R6 2.4%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Core Plus Bond Fund, Class R6 1.3%
100.0%
†
Amou nt rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Destination 2055 Fund - April 30, 2021 - Fund Overview - 9
Asset Allocation
1
Equity Funds 92.1%
Fixed Income Funds 8.0%
Money Market Fund 0.2%
Liabilities in excess of other assets (0.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.8%
Nationwide International Index Fund, Class R6 21.0%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
iShares Core MSCI Emerging Markets ETF 7.8%
Nationwide Bond Portfolio, Class R6 3.5%
Nationwide Small Cap Index Fund, Class R6 3.2%
Nationwide Bond Index Fund, Class R6 2.2%
iShares 20+ Year Treasury Bond ETF 1.3%
Nationwide Core Plus Bond Fund, Class R6 1.0%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

10 - Fund Overview - April 30, 2021 - Nationwide Destination 2060 Fund
Asset Allocation
1
Equity Funds 93.0%
Fixed Income Funds 7.0%
Money Market Fund 1.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 52.0%
Nationwide International Index Fund, Class R6 20.9%
Nationwide Mid Cap Market Index Fund, Class R6 8.1%
iShares Core MSCI Emerging Markets ETF 7.9%
Nationwide Small Cap Index Fund, Class R6 3.2%
Nationwide Bond Portfolio, Class R6 3.1%
Nationwide Bond Index Fund, Class R6 1.9%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.0%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Core Plus Bond Fund, Class R6 0.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Destination 2065 Fund - April 30, 2021 - Fund Overview - 11
Asset Allocation
1
Equity Funds 93.6%
Fixed Income Funds 6.0%
Money Market Fund 0.7%
Liabilities in excess of other assets (0.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 53.2%
Nationwide International Index Fund, Class R6 21.5%
Nationwide Mid Cap Market Index Fund, Class R6 8.3%
iShares Core MSCI Emerging Markets ETF 7.0%
Nationwide Small Cap Index Fund, Class R6 3.3%
Nationwide Bond Portfolio, Class R6 2.9%
Nationwide Bond Index Fund, Class R6 1.5%
Nationwide Core Plus Bond Fund, Class R6 0.9%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.7%
iShares 20+ Year Treasury Bond ETF 0.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

12 - Fund Overview - April 30, 2021 - Nationwide Destination Retirement Fund
Asset Allocation
1
Fixed Income Funds 47.5%
Equity Funds 36.4%
Investment Contract 10.5%
Alternative Assets 5.6%
Money Market Fund 2.8%
Liabilities in excess of other assets (2.8)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 24.2%
Nationwide Bond Portfolio, Class R6 15.8%
Nationwide Bond Index Fund, Class R6 11.8%
Nationwide Contract 10.2%
Nationwide Core Plus Bond Fund, Class R6 9.3%
Nationwide International Index Fund, Class R6 7.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.4%
Nationwide Amundi Strategic Income Fund, Class
R6 5.5%
iShares 20+ Year Treasury Bond ETF 2.9%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.7%
Other Holdings 3.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Target Destination Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 13
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2020 through April 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 1,148.60 3.25 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class R Shares
Actual
(b)
1,000.00 1,146.90 4.68 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,151.10 0.69 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,149.60 2.03 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38

14 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 1,191.30 3.31 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class R Shares
Actual
(b)
1,000.00 1,188.30 4.77 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,193.00 0.71 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,191.80 2.07 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 1,230.30 3.48 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,228.00 4.86 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,232.80 0.72 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,231.70 2.10 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 1,255.50 3.52 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,253.30 4.92 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,257.20 0.73 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,256.50 2.13 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 1,268.50 3.54 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,267.80 4.95 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,271.80 0.73 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,270.70 2.14 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38

Target Destination Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 1,277.80 3.56 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,275.20 4.96 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,280.80 0.74 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,278.60 2.15 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 1,283.80 3.57 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,282.30 4.98 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,286.60 0.74 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,285.40 2.15 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 1,287.40 3.57 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,286.50 4.99 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,291.00 0.74 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,289.60 2.16 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 1,294.00 3.53 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
Class R Shares
Actual
(b)
1,000.00 1,291.20 5.00 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,296.90 0.74 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,296.00 2.16 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38

16 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 1,098.60 3.12 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Class R Shares
Actual
(b)
1,000.00 1,097.60 4.58 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,102.10 0.68 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,099.70 1.98 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Destination 2025 Fund - April 30, 2021 (Unaudited) - Statement of Investments - 17
Investment Companies 87.8%
Shares Value ($)
Alternative Assets 4.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,269,933 13,334,301
Total Alternative Assets
(cost $12,847,652) 13,334,301
Equity Funds 47.6%
Nationwide International Index
Fund, Class R6(a) 4,487,032 40,607,638
Nationwide Mid Cap Market
Index Fund, Class R6(a) 468,015 9,491,343
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,379,008 96,960,162
Nationwide Small Cap Index
Fund, Class R6(a) 344,970 4,746,785
Total Equity Funds
(cost $111,749,892) 151,805,928
Fixed Income Funds 36.0%
Nationwide Bond Index Fund,
Class R6(a) 2,916,094 33,301,795
Nationwide Bond Portfolio, Class
R6*(a) 4,590,364 46,270,867
Nationwide Core Plus Bond
Fund, Class R6(a) 2,374,564 25,194,120
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 934,207 10,248,253
Total Fixed Income Funds
(cost $111,255,758) 115,015,035
Total Investment Companies
(cost $235,853,302) 280,155,264
Exchange Traded Funds 6.5%
Equity Fund 3.8%
iShares Core MSCI Emerging
Markets ETF 185,499 12,144,619
Fixed Income Fund 2.7%
iShares 20+ Year Treasury Bond
ETF(b) 63,245 8,768,287
Total Exchange Traded Funds
(cost $18,222,578) 20,912,906
Investment Contract 5.7%
Principal
Amount ($) Value ($)
Nationwide Contract , 2.15%
^∞(a)(c) 18,211,221 18,211,221
Total Investment Contract
(cost $18,211,221) 18,211,221
Short-Term Investment 2.6%
Shares
Money Market Fund 2.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 8,281,983 8,281,983
Total Short-Term Investment
(cost $8,281,983)
8,281,983
Total Investments
(cost $280,569,084) — 102.6% 327,561,374
Liabilities in excess of other assets — (2.6)% (8,373,302)
NET ASSETS — 100.0% $ 319,188,072
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $8,637,272, which was collateralized by cash
used to purchase a money market fund with a total value of
$8,281,983 and by $584,087 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $8,866,070.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $8,281,983.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 91.3%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 950,834 9,983,761
Total Alternative Assets
(cost $9,680,544) 9,983,761
Equity Funds 59.7%
Nationwide International Index
Fund, Class R6(a) 6,267,157 56,717,769
Nationwide Mid Cap Market
Index Fund, Class R6(a) 716,881 14,538,354
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,384,423 123,311,324
Nationwide Small Cap Index
Fund, Class R6(a) 541,184 7,446,688
Total Equity Funds
(cost $152,227,333) 202,014,135
Fixed Income Funds 28.7%
Nationwide Bond Index Fund,
Class R6(a) 2,460,645 28,100,565
Nationwide Bond Portfolio, Class
R6*(a) 4,198,069 42,316,536
Nationwide Core Plus Bond
Fund, Class R6(a) 2,097,818 22,257,849
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 399,099 4,378,118
Total Fixed Income Funds
(cost $93,986,208) 97,053,068
Total Investment Companies
(cost $255,894,085) 309,050,964
Exchange Traded Funds 6.8%
Equity Fund 5.1%
iShares Core MSCI Emerging
Markets ETF 266,467 17,445,595
Fixed Income Fund 1.7%
iShares 20+ Year Treasury Bond
ETF(b) 40,621 5,631,695
Total Exchange Traded Funds
(cost $19,633,205) 23,077,290
Investment Contract 1.9%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 6,592,075 6,592,075
Total Investment Contract
(cost $6,592,075) 6,592,075
Short-Term Investment 0.9%
Shares
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,075,762 3,075,762
Total Short-Term Investment
(cost $3,075,762)
3,075,762
Total Investments
(cost $285,195,127) — 100.9% 341,796,091
Liabilities in excess of other assets — (0.9)% (3,191,097)
NET ASSETS — 100.0% $ 338,604,994
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $5,573,328, which was collateralized by cash
used to purchase a money market fund with a total value
of $3,075,762 and by $2,985,334 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 – 2/15/2049; a total value of $6,061,096.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $3,075,762.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - April 30, 2021 (Unaudited) - Statement of Investments - 19
ial
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 693,817 7,285,078
Total Alternative Assets
(cost $7,141,912) 7,285,078
Equity Funds 69.8%
Nationwide International Index
Fund, Class R6(a) 6,287,947 56,905,923
Nationwide Mid Cap Market
Index Fund, Class R6(a) 780,308 15,824,642
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,519,782 125,089,938
Nationwide Small Cap Index
Fund, Class R6(a) 565,496 7,781,227
Total Equity Funds
(cost $157,133,757) 205,601,730
Fixed Income Funds 18.4%
Nationwide Bond Index Fund,
Class R6(a) 1,375,692 15,710,406
Nationwide Bond Portfolio, Class
R6*(a) 2,550,503 25,709,073
Nationwide Core Plus Bond
Fund, Class R6(a) 1,119,636 11,879,336
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 77,330 848,315
Total Fixed Income Funds
(cost $52,825,467) 54,147,130
Total Investment Companies
(cost $217,101,136) 267,033,938
Exchange Traded Funds 8.5%
Equity Fund 6.7%
iShares Core MSCI Emerging
Markets ETF 301,393 19,732,200
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF(b) 38,694 5,364,536
Total Exchange Traded Funds
(cost $21,093,334) 25,096,736
Investment Contract 0.9%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,670,055 2,670,055
Total Investment Contract
(cost $2,670,055) 2,670,055
Short-Term Investment 1.8%
Shares
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 5,407,799 5,407,799
Total Short-Term Investment
(cost $5,407,799)
5,407,799
Total Investments
(cost $246,272,324) — 101.9% 300,208,528
Liabilities in excess of other assets — (1.9)% (5,524,771)
NET ASSETS — 100.0% $ 294,683,757
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $5,313,517, which was collateralized by cash used to
purchase a money market fund with a value of $5,407,799.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $5,407,799.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 90.3%
Shares Value ($)
Alternative Assets 0.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 209,014 2,194,650
Total Alternative Assets
(cost $2,091,084) 2,194,650
Equity Funds 76.8%
Nationwide International Index
Fund, Class R6(a) 5,677,978 51,385,703
Nationwide Mid Cap Market
Index Fund, Class R6(a) 835,836 16,950,760
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,216,999 121,111,364
Nationwide Small Cap Index
Fund, Class R6(a) 512,668 7,054,313
Total Equity Funds
(cost $151,327,440) 196,502,140
Fixed Income Funds 12.6%
Nationwide Bond Index Fund,
Class R6(a) 826,348 9,436,893
Nationwide Bond Portfolio, Class
R6*(a) 1,500,383 15,123,860
Nationwide Core Plus Bond
Fund, Class R6(a) 720,600 7,645,569
Total Fixed Income Funds
(cost $31,364,736) 32,206,322
Total Investment Companies
(cost $184,783,260) 230,903,112
Exchange Traded Funds 9.1%
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 285,377 18,683,632
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF(b) 34,226 4,745,093
Total Exchange Traded Funds
(cost $19,822,399) 23,428,725
Investment Contract 0.6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 1,480,582 1,480,582
Total Investment Contract
(cost $1,480,582) 1,480,582
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,951 3,951
Total Short-Term Investment
(cost $3,951)
3,951
Total Investments
(cost $206,090,192) — 100.0% 255,816,370
Liabilities in excess of other assets — 0.0%
†
(111,258)
NET ASSETS — 100.0% $ 255,705,112
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $4,689,914, which was collateralized by cash
used to purchase a money market fund with a total value of
$3,951 and by $5,483,928 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $5,487,879.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $3,951.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - April 30, 2021 (Unaudited) - Statement of Investments - 21
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 17,618 184,984
Total Alternative Assets
(cost $185,410) 184,984
Equity Funds 80.9%
Nationwide International Index
Fund, Class R6(a) 4,960,602 44,893,448
Nationwide Mid Cap Market
Index Fund, Class R6(a) 740,856 15,024,559
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,267,879 108,639,934
Nationwide Small Cap Index
Fund, Class R6(a) 460,656 6,338,620
Total Equity Funds
(cost $134,828,475) 174,896,561
Fixed Income Funds 9.7%
Nationwide Bond Index Fund,
Class R6(a) 537,161 6,134,376
Nationwide Bond Portfolio, Class
R6*(a) 978,646 9,864,756
Nationwide Core Plus Bond
Fund, Class R6(a) 459,904 4,879,587
Total Fixed Income Funds
(cost $20,360,097) 20,878,719
Total Investment Companies
(cost $155,373,982) 195,960,264
Exchange Traded Funds 9.3%
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 244,811 16,027,776
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 29,440 4,081,562
Total Exchange Traded Funds
(cost $17,100,046) 20,109,338
Investment Contract 0.1%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 265,954 265,954
Total Investment Contract
(cost $265,954) 265,954
Short-Term Investment 0.7%
Shares
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 1,620,110 1,620,110
Total Short-Term Investment
(cost $1,620,110)
1,620,110
Total Investments
(cost $174,360,092) — 100.8% 217,955,666
Liabilities in excess of other assets — (0.8)% (1,705,351)
NET ASSETS — 100.0% $ 216,250,315
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $4,031,928, which was collateralized by cash
used to purchase a money market fund with a total value of
$1,620,110 and by $2,855,537 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $4,475,647.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $1,620,110.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90.4%
Shares Value ($)
Equity Funds 83.0%
Nationwide International Index
Fund, Class R6(a) 4,262,182 38,572,743
Nationwide Mid Cap Market
Index Fund, Class R6(a) 683,771 13,866,876
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,154,354 94,008,210
Nationwide Small Cap Index
Fund, Class R6(a) 398,846 5,488,120
Total Equity Funds
(cost $117,607,889) 151,935,949
Fixed Income Funds 7.4%
Nationwide Bond Index Fund,
Class R6(a) 379,479 4,333,649
Nationwide Bond Portfolio, Class
R6*(a) 679,420 6,848,551
Nationwide Core Plus Bond
Fund, Class R6(a) 229,680 2,436,903
Total Fixed Income Funds
(cost $13,288,268) 13,619,103
Total Investment Companies
(cost $130,896,157) 165,555,052
Exchange T raded Funds 9.6%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 215,977 14,140,014
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 25,203 3,494,144
Total Exchange Traded Funds
(cost $14,919,244) 17,634,158
Total Investments
(cost $145,815,401) — 100.0% 183,189,210
Liabilities in excess of other assets — 0.0%
†
(65,470)
NET ASSETS — 100.0% $ 183,123,740
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $3,452,136, which was collateralized by $4,039,935 in
the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% - 3.13%, and maturity dates
ranging from 7/31/2021 – 2/15/2049.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - April 30, 2021 (Unaudited) - Statement of Investments - 23
Investment Companies 90.9%
Shares Value ($)
Equity Funds 84.2%
Nationwide International Index
Fund, Class R6(a) 2,559,735 23,165,598
Nationwide Mid Cap Market
Index Fund, Class R6(a) 435,916 8,840,368
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,337,971 57,000,938
Nationwide Small Cap Index
Fund, Class R6(a) 252,705 3,477,223
Total Equity Funds
(cost $72,045,840) 92,484,127
Fixed Income Funds 6.7%
Nationwide Bond Index Fund,
Class R6(a) 211,690 2,417,501
Nationwide Bond Portfolio, Class
R6*(a) 384,586 3,876,626
Nationwide Core Plus Bond
Fund, Class R6(a) 102,397 1,086,433
Total Fixed Income Funds
(cost $7,173,400) 7,380,560
Total Investment Companies
(cost $79,219,240) 99,864,687
Exchange Traded Funds 9.2%
Equity Fund 7.9%
iShares Core MSCI Emerging
Markets ETF 131,857 8,632,678
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 10,183 1,411,771
Total Exchange Traded Funds
(cost $8,392,539) 10,044,449
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 267,526 267,526
Total Short-Term Investment
(cost $267,526)
267,526
Total Investments
(cost $87,879,305) — 100.3% 110,176,662
Liabilities in excess of other assets — (0.3)% (302,581)
NET ASSETS — 100.0% $ 109,874,081
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $1,385,845, which was collateralized by cash
used to purchase a money market fund with a total value of
$267,526 and by $1,314,196 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $1,581,722.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $267,526.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91.0%
Shares Value ($)
Equity Funds 85.0%
Nationwide International Index
Fund, Class R6(a) 1,069,570 9,679,612
Nationwide Mid Cap Market
Index Fund, Class R6(a) 184,817 3,748,091
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,828,816 24,030,647
Nationwide Small Cap Index
Fund, Class R6(a) 108,251 1,489,532
Total Equity Funds
(cost $30,878,483) 38,947,882
Fixed Income Funds 6.0%
Nationwide Bond Index Fund,
Class R6(a) 77,756 887,973
Nationwide Bond Portfolio, Class
R6*(a) 144,042 1,451,945
Nationwide Core Plus Bond
Fund, Class R6(a) 41,169 436,807
Total Fixed Income Funds
(cost $2,704,267) 2,776,725
Total Investment Companies
(cost $33,582,750) 41,724,607
Exchange Traded Funds 9.0%
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 56,038 3,668,808
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 3,212 445,312
Total Exchange Traded Funds
(cost $3,375,352) 4,114,120
Short-Term Investment 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 448,557 448,557
Total Short-Term Investment
(cost $448,557)
448,557
Total Investments
(cost $37,406,659) — 101.0% 46,287,284
Liabilities in excess of other assets — (1.0)% (459,333)
NET ASSETS — 100.0% $ 45,827,951
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $440,737, which was collateralized by cash used to
purchase a money market fund with a value of $448,557.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $448,557.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - April 30, 2021 (Unaudited) - Statement of Investments - 25
Investment Companies 91.9%
Shares Value ($)
Equity Funds 86.6%
Nationwide International Index
Fund, Class R6(a) 68,545 620,330
Nationwide Mid Cap Market
Index Fund, Class R6(a) 11,799 239,290
Nationwide Multi-Cap Portfolio,
Class R6(a) 117,070 1,538,304
Nationwide Small Cap Index
Fund, Class R6(a) 6,953 95,673
Total Equity Funds
(cost $2,136,224) 2,493,597
Fixed Income Funds 5.3%
Nationwide Bond Index Fund,
Class R6(a) 3,907 44,620
Nationwide Bond Portfolio, Class
R6*(a) 8,312 83,790
Nationwide Core Plus Bond
Fund, Class R6(a) 2,368 25,124
Total Fixed Income Funds
(cost $153,878) 153,534
Total Investment Companies
(cost $2,290,102) 2,647,131
Exchange Traded Funds 7.7%
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 3,073 201,189
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF(b) 150 20,796
Total Exchange Traded Funds
(cost $188,417) 221,985
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 20,883 20,883
Total Short-Term Investment
(cost $20,883)
20,883
Total Investments
(cost $2,499,402) — 100.3% 2,889,999
Liabilities in excess of other assets — (0.3)% (9,667)
NET ASSETS — 100.0% $ 2,880,332
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $20,519, which was collateralized by cash used to
purchase a money market fund with a value of $20,883.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $20,883.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 85.0%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,289,301 13,537,657
Total Alternative Assets
(cost $12,732,750) 13,537,657
Equity Funds 34.9%
Nationwide International Index
Fund, Class R6(a) 2,153,145 19,485,965
Nationwide Mid Cap Market
Index Fund, Class R6(a) 219,347 4,448,349
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,565,511 59,990,811
Total Equity Funds
(cost $60,547,306) 83,925,125
Fixed Income Funds 44.5%
Nationwide Bond Index Fund,
Class R6(a) 2,551,852 29,142,147
Nationwide Bond Portfolio, Class
R6*(a) 3,876,938 39,079,530
Nationwide Core Plus Bond
Fund, Class R6(a) 2,167,509 22,997,274
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,450,639 15,913,510
Total Fixed Income Funds
(cost $102,367,513) 107,132,461
Total Investment Companies
(cost $175,647,569) 204,595,243
Exchange Traded Funds 4.5%
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 56,833 3,720,857
Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond
ETF(b) 52,416 7,266,954
Total Exchange Traded Funds
(cost $10,683,108) 10,987,811
Investment Contract 10.5%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 25,189,795 25,189,795
Total Investment Contract
(cost $25,189,795) 25,189,795
Short-Term Investment 2.8%
Shares
Money Market Fund 2.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 6,705,161 6,705,161
Total Short-Term Investment
(cost $6,705,161)
6,705,161
Total Investments
(cost $218,225,633) — 102.8% 247,478,010
Liabilities in excess of other assets — (2.8)% (6,804,857)
NET ASSETS — 100.0% $ 240,673,153
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $7,184,879, which was collateralized by cash
used to purchase a money market fund with a total value of
$6,705,161 and by $697,660 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $7,402,821.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $6,705,161.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Assets:
Investment securities of affiliated issuers, at value $ 298,366,485 $ 315,643,039
Investment securities of unaffiliated issuers, at value
*
29,194,889 26,153,052
Security lending income receivable 3,000 1,818
Receivable for investments sold 1,394 17,060
Receivable for capital shares issued 471,793 173,807
Total Assets 328,037,561 341,988,776
Liabilities:
Payable for investments purchased 425,039 107,730
Payable for capital shares redeemed 9,877 40,017
Cash overdraft (Note 2) 8,432 35,247
Payable upon return of securities loaned (Note 2) 8,281,983 3,075,762
Accrued expenses and other payables:
Investment advisory fees 34,045 36,460
Distribution fees 30,935 34,584
Administrative servicing fees 58,523 53,289
Trustee fees 1 1
Professional fees 654 692
Total Liabilities 8,849,489 3,383,782
Net Assets $ 319,188,072 $ 338,604,994
* Includes value of securities on loan (Note 2) 8,637,272 5,573,328
Cost of investment securities of affiliated issuers 254,064,523 262,486,160
Cost of investment securities of unaffiliated issuers 26,504,561 22,708,967
Represented by:
Capital $ 275,004,289 $ 286,170,873
Total distributable earnings (loss) 44,183,783 52,434,121
Net Assets $ 319,188,072 $ 338,604,994

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 29
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 269,703,993 $ 232,383,694 $ 196,226,218 $ 165,555,052
30,504,535 23,432,676 21,729,448 17,634,158
1,556 1,423 1,209 1,050
15,931 24,494 33,057 27,216
192,539 160,197 230,284 149,689
300,418,554 256,002,484 218,220,216 183,367,165
91,919 51,154 103,059 117,554
104,601 94,925 118,751 37,181
3,346 33,348 30,763 9,369
5,407,799 3,951 1,620,110 —
31,366 27,223 23,093 19,566
31,059 27,773 24,632 23,285
64,180 58,550 49,152 36,189
6 5 8 5
521 443 333 276
5,734,797 297,372 1,969,901 243,425
$ 294,683,757 $ 255,705,112 $ 216,250,315 $ 183,123,740
5,313,517 4,689,914 4,031,928 3,452,136
219,771,191 186,263,842 155,639,936 130,896,157
26,501,133 19,826,350 18,720,156 14,919,244
$ 245,757,341 $ 210,902,444 $ 177,256,310 $ 149,931,902
48,926,416 44,802,668 38,994,005 33,191,838
$ 294,683,757 $ 255,705,112 $ 216,250,315 $ 183,123,740

30 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Net Assets:
Class A Shares $ 39,523,707 $ 47,491,108
Class R Shares 55,420,293 60,281,293
Class R6 Shares 69,611,489 73,574,181
Institutional Service Class Shares 154,632,583 157,258,412
Total $ 319,188,072 $ 338,604,994
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,892,842 4,823,814
Class R Shares 5,479,662 6,176,793
Class R6 Shares 6,796,925 7,403,144
Institutional Service Class Shares 15,203,253 15,941,011
Total 31,372,682 34,344,762
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.15(a) $ 9.85(a)
Class R Shares $ 10.11 $ 9.76
Class R6 Shares $ 10.24 $ 9.94
Institutional Service Class Shares $ 10.17 $ 9.87
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.77 $ 10.45
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 49,096,250 $ 43,315,848 $ 39,080,792 $ 35,746,729
50,986,573 45,965,205 40,367,705 38,580,503
61,777,507 50,392,248 51,057,052 39,713,565
132,823,427 116,031,811 85,744,766 69,082,943
$ 294,683,757 $ 255,705,112 $ 216,250,315 $ 183,123,740
4,585,863 4,114,349 3,517,859 3,663,507
4,806,441 4,406,442 3,681,208 4,026,611
5,702,851 4,722,534 4,543,846 4,049,358
12,369,890 10,930,424 7,718,964 7,080,410
27,465,045 24,173,749 19,461,877 18,819,886
$ 10.71(a) $ 10.53(a) $ 11.11(a) $ 9.76(a)
$ 10.61 $ 10.43 $ 10.97 $ 9.58
$ 10.83 $ 10.67 $ 11.24 $ 9.81
$ 10.74 $ 10.62 $ 11.11 $ 9.76
$ 11.36 $ 11.17 $ 11.79 $ 10.36
5.75% 5.75% 5.75% 5.75%

32 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Assets:
Investment securities of affiliated issuers, at value $ 99,864,687 $ 41,724,607
Investment securities of unaffiliated issuers, at value
*
10,311,975 4,562,677
Cash — —
Security lending income receivable 431 68
Receivable for investments sold 3,916 —
Receivable for capital shares issued 114,538 74,801
Total Assets 110,295,547 46,362,153
Liabilities:
Payable for investments purchased 106,744 57,346
Payable for capital shares redeemed 631 52
Cash overdraft (Note 2) 82 11,474
Payable upon return of securities loaned (Note 2) 267,526 448,557
Accrued expenses and other payables:
Investment advisory fees 11,667 4,822
Distribution fees 13,020 4,068
Administrative servicing fees 21,647 7,843
Trustee fees 3 2
Professional fees 146 38
Total Liabilities 421,466 534,202
Net Assets $ 109,874,081 $ 45,827,951
* Includes value of securities on loan (Note 2) 1,385,845 440,737
Cost of investment securities of affiliated issuers 79,219,240 33,582,750
Cost of investment securities of unaffiliated issuers 8,660,065 3,823,909
Represented by:
Capital $ 90,730,513 $ 37,932,365
Total distributable earnings (loss) 19,143,568 7,895,586
Net Assets $ 109,874,081 $ 45,827,951

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 2,647,131 $ 229,785,038
242,868 17,692,972
200 —
3 2,463
— 7,501
126,646 104,523
3,016,848 247,592,497
114,909 96,504
1 682
— 10,290
20,883 6,705,161
270 26,058
84 28,763
356 50,882
7 23
6 981
136,516 6,919,344
$ 2,880,332 $ 240,673,153
20,519 7,184,879
2,290,102 200,837,364
209,300 17,388,269
$ 2,494,616 $ 212,316,237
385,716 28,356,916
$ 2,880,332 $ 240,673,153

34 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Net Assets:
Class A Shares $ 22,935,310 $ 12,106,336
Class R Shares 20,194,002 3,863,735
Class R6 Shares 29,275,888 10,859,335
Institutional Service Class Shares 37,468,881 18,998,545
Total $ 109,874,081 $ 45,827,951
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,525,373 951,043
Class R Shares 1,348,182 304,433
Class R6 Shares 1,930,147 848,905
Institutional Service Class Shares 2,475,197 1,488,201
Total 7,278,899 3,592,582
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15.04(a) $ 12.73(a)
Class R Shares $ 14.98 $ 12.69
Class R6 Shares $ 15.17 $ 12.79
Institutional Service Class Shares $ 15.14 $ 12.77
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 15.96 $ 13.51
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 283,051 $ 31,740,338
70,495 53,127,654
1,425,516 52,785,629
1,101,270 103,019,532
$ 2,880,332 $ 240,673,153
22,290 3,588,508
5,561 6,037,414
111,999 5,945,110
86,617 11,634,693
226,467 27,205,725
$ 12.70(a) $ 8.84(a)
$ 12.68 $ 8.80
$ 12.73 $ 8.88
$ 12.71 $ 8.85
$ 13.47 $ 9.38
5.75% 5.75%

36 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 6,561,432 $ 7,788,180
Dividend income from unaffiliated issuers 191,905 235,675
Interest income from affiliated issuers 179,338 64,234
Income from securities lending (Note 2) 4,860 3,262
Interest income (unaffiliated) 21 12
Total Income 6,937,556 8,091,363
EXPENSES:
Investment advisory fees 199,441 214,581
Distribution fees Class A 47,852 58,803
Distribution fees Class R 136,075 149,097
Administrative servicing fees Class A 44,024 54,098
Administrative servicing fees Class R 68,037 74,548
Administrative servicing fees Institutional Service Class 183,054 187,783
Professional fees 2,874 3,101
Trustee fees 4,738 5,088
Total Expenses 686,095 747,099
NET INVESTMENT INCOME 6,251,461 7,344,264
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 631,494 705,916
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,649,798 1,464,812
Transactions in investment securities of unaffiliated issuers 167,662 108,027
Net realized gains (losses) 2,448,954 2,278,755
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 32,002,662 44,427,231
Investment securities of unaffiliated issuers 1,197,242 2,746,407
Net change in unrealized appreciation/depreciation 33,199,904 47,173,638
Net realized/unrealized gains (losses) 35,648,858 49,452,393
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 41,900,319 $ 56,796,657

Target Destination Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 37
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 7,253,631 $ 6,473,033 $ 5,596,794 $ 4,711,944
258,377 237,901 198,873 176,238
27,107 14,641 2,285 —
3,079 2,570 2,525 2,236
14 19 22 22
7,542,208 6,728,164 5,800,499 4,890,440
183,297 156,624 131,510 110,918
58,458 52,358 47,124 41,791
124,394 108,636 94,822 91,608
58,458 52,358 46,691 41,791
62,197 54,318 47,411 45,804
155,027 131,890 97,470 77,781
2,598 2,212 1,824 1,538
4,337 3,693 3,092 2,613
648,766 562,089 469,944 413,844
6,893,442 6,166,075 5,330,555 4,476,596
540,702 492,561 398,299 328,817
558,595 98,750 (45,412) 6,756
105,968 39,250 20,938 21,370
1,205,265 630,561 373,825 356,943
45,752,679 43,628,175 38,338,193 33,379,807
3,108,328 2,951,134 2,470,841 2,187,811
48,861,007 46,579,309 40,809,034 35,567,618
50,066,272 47,209,870 41,182,859 35,924,561
$ 56,959,714 $ 53,375,945 $ 46,513,414 $ 40,401,157

38 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 2,794,670 $ 1,101,656
Dividend income from unaffiliated issuers 98,442 39,228
Income from securities lending (Note 2) 1,110 102
Interest income (unaffiliated) 15 —
Interest income from affiliated issuers — —
Total Income 2,894,237 1,140,986
EXPENSES:
Investment advisory fees 65,172 26,113
Distribution fees Class A 26,659 13,637
Distribution fees Class R 46,723 9,355
Administrative servicing fees Class A 26,659 13,637
Administrative servicing fees Class R 23,362 4,678
Administrative servicing fees Institutional Service Class 41,383 19,944
Professional fees 885 347
Trustee fees 1,524 602
Total Expenses 232,367 88,313
NET INVESTMENT INCOME 2,661,870 1,052,673
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 198,566 78,334
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (140,616) (59,419)
Transactions in investment securities of unaffiliated issuers (3,082) 68
Net realized gains (losses) 54,868 18,983
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 19,882,985 7,927,711
Investment securities of unaffiliated issuers 1,377,325 576,749
Net change in unrealized appreciation/depreciation 21,260,310 8,504,460
Net realized/unrealized gains (losses) 21,315,178 8,523,443
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 23,977,048 $ 9,576,116
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 39
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 44,310 $ 4,856,064
1,460 124,612
4 3,827
— —
— 279,624
45,774 5,264,127
1,206 160,366
251 40,894
130 134,710
241 35,986
65 67,355
405 129,784
14 2,533
18 3,863
2,330 575,491
43,444 4,688,636
3,111 527,693
(3,639) 3,154,929
(60) 548,050
(588) 4,230,672
343,806 15,104,449
24,275 (253,666)
368,081 14,850,783
367,493 19,081,455
$ 410,937 $ 23,770,091

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 6,251,461 $ 13,314,539
Net realized gains (losses) 2,448,954 (1,327,162)
Net change in unrealized appreciation/depreciation 33,199,904 451,304
Change in net assets resulting from operations 41,900,319 12,438,681
Distributions to Shareholders From:
Distributable earnings:
Class A (776,777) (3,227,564)
Class R (1,054,803) (5,072,750)
Class R6 (1,526,959) (6,367,353)
Institutional Service Class (3,124,965) (12,628,818)
Return of capital:
Class A — (109,173)
Class R — (147,978)
Class R6 — (225,504)
Institutional Service Class — (436,921)
Change in net assets from shareholder distributions (6,483,504) (28,216,061)
Change in net assets from capital transactions 2,900,209 (2,671,360)
Change in net assets 38,317,024 (18,448,740)
Net Assets:
Beginning of period 280,871,048 299,319,788
End of period $ 319,188,072 $ 280,871,048
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,936,621 $ 5,683,322
Dividends reinvested 776,766 3,336,693
Cost of shares redeemed (3,537,374) (7,914,621)
Total Class A Shares 176,013 1,105,394
Class R Shares
Proceeds from shares issued 3,103,791 4,462,955
Dividends reinvested 1,054,803 5,220,728
Cost of shares redeemed (5,893,556) (17,218,598)
Total Class R Shares (1,734,962) (7,534,915)
Class R6 Shares
Proceeds from shares issued 11,734,147 12,333,877
Dividends reinvested 1,526,959 6,592,857
Cost of shares redeemed (12,957,105) (22,857,461)
Total Class R6 Shares 304,001 (3,930,727)
Institutional Service Class Shares
Proceeds from shares issued 17,344,412 32,516,575
Dividends reinvested 3,124,965 13,065,739
Cost of shares redeemed (16,314,220) (37,893,426)
Total Institutional Service Class Shares 4,155,157 7,688,888
Change in net assets from capital transactions $ 2,900,209 $ (2,671,360)

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 41
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 7,344,264 $ 16,016,932 $ 6,893,442 $ 14,607,959
2,278,755 (1,078,640) 1,205,265 (297,135)
47,173,638 (4,059,482) 48,861,007 (6,353,132)
56,796,657 10,878,810 56,959,714 7,957,692
(1,055,809) (4,628,333) (1,145,007) (4,788,834)
(1,336,190) (6,350,373) (1,245,349) (6,381,492)
(1,775,705) (7,718,896) (1,632,138) (6,898,228)
(3,478,096) (14,859,285) (3,138,352) (13,621,804)
— (129,222) — (93,601)
— (159,416) — (102,365)
— (237,481) — (137,425)
— (437,159) — (262,484)
(7,645,800) (34,520,165) (7,160,846) (32,286,233)
(12,661,794) 6,101,005 (4,697,271) 7,426,880
36,489,063 (17,540,350) 45,101,597 (16,901,661)
302,115,931 319,656,281 249,582,160 266,483,821
$ 338,604,994 $ 302,115,931 $ 294,683,757 $ 249,582,160
$ 2,985,671 $ 5,372,591 $ 3,826,170 $ 5,219,939
1,055,809 4,757,555 1,144,967 4,882,246
(6,429,282) (10,635,784) (4,597,016) (6,016,397)
(2,387,802) (505,638) 374,121 4,085,788
2,413,302 4,042,536 2,665,423 3,745,754
1,336,190 6,509,789 1,245,349 6,483,857
(6,791,754) (16,251,965) (6,574,453) (17,998,849)
(3,042,262) (5,699,640) (2,663,681) (7,769,238)
9,774,763 13,840,221 8,525,147 10,165,730
1,775,705 7,956,377 1,632,138 7,035,653
(16,665,937) (20,047,894) (13,883,785) (15,272,486)
(5,115,469) 1,748,704 (3,726,500) 1,928,897
12,660,795 25,015,578 11,991,761 19,036,696
3,478,096 15,296,444 3,138,352 13,884,288
(18,255,152) (29,754,443) (13,811,324) (23,739,551)
(2,116,261) 10,557,579 1,318,789 9,181,433
$ (12,661,794) $ 6,101,005 $ (4,697,271) $ 7,426,880

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 297,215 635,703
Reinvested 80,125 364,933
Redeemed (358,381) (877,317)
Total Class A Shares 18,959 123,319
Class R Shares
Issued 317,455 493,792
Reinvested 109,306 571,872
Redeemed (600,098) (1,900,977)
Total Class R Shares (173,337) (835,313)
Class R6 Shares
Issued 1,187,476 1,335,336
Reinvested 156,008 717,145
Redeemed (1,317,822) (2,477,378)
Total Class R6 Shares 25,662 (424,897)
Institutional Service Class Shares
Issued 1,766,789 3,566,701
Reinvested 321,785 1,428,762
Redeemed (1,657,467) (4,166,739)
Total Institutional Service Class Shares 431,107 828,724
Total change in shares 302,391 (308,167)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
317,472 632,281 378,132 575,908
114,265 547,025 115,653 525,050
(678,025) (1,228,295) (448,127) (663,975)
(246,288) (48,989) 45,658 436,983
256,934 472,576 266,217 413,608
145,713 752,865 126,818 700,969
(721,734) (1,937,614) (649,732) (1,982,754)
(319,087) (712,173) (256,697) (868,177)
1,030,163 1,575,852 836,053 1,097,898
190,281 910,353 163,214 750,664
(1,750,294) (2,275,926) (1,351,755) (1,598,643)
(529,850) 210,279 (352,488) 249,919
1,331,079 2,911,525 1,171,713 2,098,577
375,885 1,759,319 316,366 1,491,185
(1,925,229) (3,471,530) (1,351,674) (2,584,193)
(218,265) 1,199,314 136,405 1,005,569
(1,313,490) 648,431 (427,122) 824,294

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 6,166,075 $ 13,162,488
Net realized gains (losses) 630,561 (472,060)
Net change in unrealized appreciation/depreciation 46,579,309 (7,050,532)
Change in net assets resulting from operations 53,375,945 5,639,896
Distributions to Shareholders From:
Distributable earnings:
Class A (1,145,222) (4,661,663)
Class R (1,150,000) (5,535,442)
Class R6 (1,399,209) (6,137,442)
Institutional Service Class (2,818,273) (11,872,391)
Return of capital:
Class A — (127,758)
Class R — (134,777)
Class R6 — (170,850)
Institutional Service Class — (329,152)
Change in net assets from shareholder distributions (6,512,704) (28,969,475)
Change in net assets from capital transactions (4,098,279) 15,786,929
Change in net assets 42,764,962 (7,542,650)
Net Assets:
Beginning of period 212,940,150 220,482,800
End of period $ 255,705,112 $ 212,940,150
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,977,341 $ 5,345,485
Dividends reinvested 1,145,222 4,789,421
Cost of shares redeemed (5,992,060) (5,531,089)
Total Class A Shares (1,869,497) 4,603,817
Class R Shares
Proceeds from shares issued 2,155,744 2,929,765
Dividends reinvested 1,150,000 5,670,219
Cost of shares redeemed (3,882,509) (11,517,005)
Total Class R Shares (576,765) (2,917,021)
Class R6 Shares
Proceeds from shares issued 7,187,598 9,844,969
Dividends reinvested 1,399,209 6,308,292
Cost of shares redeemed (13,175,160) (13,998,228)
Total Class R6 Shares (4,588,353) 2,155,033
Institutional Service Class Shares
Proceeds from shares issued 11,168,228 18,479,728
Dividends reinvested 2,818,273 12,201,543
Cost of shares redeemed (11,050,165) (18,736,171)
Total Institutional Service Class Shares 2,936,336 11,945,100
Change in net assets from capital transactions $ (4,098,279) $ 15,786,929

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 5,330,555 $ 11,143,470 $ 4,476,596 $ 9,267,211
373,825 (502,795) 356,943 (215,575)
40,809,034 (6,049,194) 35,567,618 (5,200,185)
46,513,414 4,591,481 40,401,157 3,851,451
(1,043,905) (4,199,375) (924,125) (3,731,005)
(1,043,673) (4,434,941) (1,023,639) (4,439,605)
(1,404,737) (5,870,193) (1,096,229) (4,924,918)
(2,166,957) (8,393,912) (1,724,091) (6,689,384)
— (103,429) — (17,729)
— (103,556) — (18,730)
— (145,071) — (24,071)
— (214,784) — (32,766)
(5,659,272) (23,465,261) (4,768,084) (19,878,208)
1,855,822 15,936,132 867,318 17,781,169
42,709,964 (2,937,648) 36,500,391 1,754,412
173,540,351 176,477,999 146,623,349 144,868,937
$ 216,250,315 $ 173,540,351 $ 183,123,740 $ 146,623,349
$ 2,737,380 $ 4,283,627 $ 2,612,825 $ 5,192,193
1,043,905 4,302,804 924,125 3,748,734
(4,757,687) (5,749,154) (2,839,986) (5,838,821)
(976,402) 2,837,277 696,964 3,102,106
2,698,815 3,641,787 2,203,841 4,626,593
1,043,673 4,538,497 1,023,639 4,458,335
(3,240,470) (8,244,207) (3,902,940) (7,362,345)
502,018 (63,923) (675,460) 1,722,583
7,325,315 8,099,301 4,605,263 7,405,138
1,404,737 6,015,264 1,096,229 4,948,989
(9,993,085) (11,893,713) (9,589,359) (9,019,591)
(1,263,033) 2,220,852 (3,887,867) 3,334,536
6,989,677 13,938,341 8,468,600 14,543,865
2,166,957 8,608,696 1,724,091 6,722,150
(5,563,395) (11,605,111) (5,459,010) (11,644,071)
3,593,239 10,941,926 4,733,681 9,621,944
$ 1,855,822 $ 15,936,132 $ 867,318 $ 17,781,169

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 300,592 611,974
Reinvested 118,799 530,194
Redeemed (605,127) (625,259)
Total Class A Shares (185,736) 516,909
Class R Shares
Issued 216,600 336,907
Reinvested 120,293 631,131
Redeemed (393,679) (1,318,424)
Total Class R Shares (56,786) (350,386)
Class R6 Shares
Issued 722,314 1,072,731
Reinvested 143,362 691,294
Redeemed (1,314,069) (1,542,728)
Total Class R6 Shares (448,393) 221,297
Institutional Service Class Shares
Issued 1,103,815 2,095,651
Reinvested 290,244 1,341,777
Redeemed (1,117,882) (2,101,004)
Total Institutional Service Class Shares 276,177 1,336,424
Total change in shares (414,738) 1,724,244
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
261,018 470,861 283,191 670,467
103,153 454,100 104,303 452,460
(446,667) (621,867) (305,413) (719,499)
(82,496) 303,094 82,081 403,428
261,991 408,311 246,270 582,258
104,367 483,487 117,525 546,102
(312,960) (908,860) (430,104) (946,836)
53,398 (17,062) (66,309) 181,524
699,803 868,002 502,692 914,094
137,450 630,187 123,310 595,941
(955,462) (1,270,066) (1,057,109) (1,084,365)
(118,209) 228,123 (431,107) 425,670
666,992 1,543,429 922,894 1,833,633
214,338 910,685 194,813 812,426
(536,442) (1,261,164) (592,390) (1,426,569)
344,888 1,192,950 525,317 1,219,490
197,581 1,707,105 109,982 2,230,112

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 2,661,870 $ 5,270,904
Net realized gains (losses) 54,868 (509,307)
Net change in unrealized appreciation/depreciation 21,260,310 (2,935,191)
Change in net assets resulting from operations 23,977,048 1,826,406
Distributions to Shareholders From:
Distributable earnings:
Class A (592,702) (2,250,731)
Class R (513,886) (2,095,450)
Class R6 (784,690) (3,052,768)
Institutional Service Class (937,993) (3,373,454)
Return of capital:
Class A — (42,540)
Class R — (35,215)
Class R6 — (60,880)
Institutional Service Class — (68,181)
Change in net assets from shareholder distributions (2,829,271) (10,979,219)
Change in net assets from capital transactions 4,863,435 12,822,185
Change in net assets 26,011,212 3,669,372
Net Assets:
Beginning of period 83,862,869 80,193,497
End of period $ 109,874,081 $ 83,862,869
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,549,272 $ 3,208,188
Dividends reinvested 592,702 2,293,271
Cost of shares redeemed (1,600,294) (3,145,862)
Total Class A Shares 541,680 2,355,597
Class R Shares
Proceeds from shares issued 1,644,843 2,839,704
Dividends reinvested 513,886 2,130,665
Cost of shares redeemed (1,634,242) (4,401,056)
Total Class R Shares 524,487 569,313
Class R6 Shares
Proceeds from shares issued 3,912,926 5,790,558
Dividends reinvested 784,690 3,113,648
Cost of shares redeemed (3,862,876) (5,527,706)
Total Class R6 Shares 834,740 3,376,500
Institutional Service Class Shares
Proceeds from shares issued 4,677,511 8,092,736
Dividends reinvested 937,993 3,441,635
Cost of shares redeemed (2,652,976) (5,013,596)
Total Institutional Service Class Shares 2,962,528 6,520,775
Change in net assets from capital transactions $ 4,863,435 $ 12,822,185

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Period Ended
October 31, 2020(a)
$ 1,052,673 $ 1,814,627 $ 43,444 $ 37,050
18,983 (176,159) (588) (2,325)
8,504,460 (709,540) 368,081 22,516
9,576,116 928,928 410,937 57,241
(300,026) (834,105) (5,122) (1,128)
(103,584) (268,028) (1,209) (733)
(277,775) (715,828) (37,657) (35,030)
(436,773) (1,094,663) (1,424) (169)
— (17,627) — (344)
— (5,850) — (223)
— (16,887) — (10,665)
— (27,012) — (51)
(1,118,158) (2,980,000) (45,412) (48,343)
5,137,066 10,133,678 1,320,465 1,185,444
13,595,024 8,082,606 1,685,990 1,194,342
32,232,927 24,150,321 1,194,342 —
$ 45,827,951 $ 32,232,927 $ 2,880,332 $ 1,194,342
$ 1,482,070 $ 2,661,220 $ 179,417 $ 84,149
300,026 851,732 5,122 1,472
(944,253) (1,503,767) (18,706) (1,126)
837,843 2,009,185 165,833 84,495
454,947 1,200,212 39,883 31,549
103,584 273,878 1,209 956
(584,680) (510,012) (12,976) (66)
(26,149) 964,078 28,116 32,439
2,730,525 3,191,668 43,234 1,017,507
277,775 732,715 37,657 45,695
(1,537,627) (1,886,372) (10,921) (375)
1,470,673 2,038,011 69,970 1,062,827
3,594,290 6,400,895 1,112,074 5,463
436,773 1,121,675 1,424 220
(1,176,364) (2,400,166) (56,952) —
2,854,699 5,122,404 1,056,546 5,683
$ 5,137,066 $ 10,133,678 $ 1,320,465 $ 1,185,444

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 109,390 267,386
Reinvested 43,517 180,142
Redeemed (111,140) (247,550)
Total Class A Shares 41,767 199,978
Class R Shares
Issued 117,485 234,306
Reinvested 37,841 167,519
Redeemed (115,602) (369,933)
Total Class R Shares 39,724 31,892
Class R6 Shares
Issued 277,627 473,245
Reinvested 57,235 243,297
Redeemed (277,107) (447,919)
Total Class R6 Shares 57,755 268,623
Institutional Service Class Shares
Issued 326,884 662,694
Reinvested 68,467 269,205
Redeemed (187,594) (411,994)
Total Institutional Service Class Shares 207,757 519,905
Total change in shares 347,003 1,020,398
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through October 31, 2020.

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Period Ended
October 31, 2020(a)
123,201 260,819 15,372 7,961
26,067 79,675 447 144
(77,215) (142,398) (1,526) (108)
72,053 198,096 14,293 7,997
38,178 118,628 3,350 3,159
9,023 25,688 106 93
(48,220) (47,687) (1,141) (6)
(1,019) 96,629 2,315 3,246
228,262 310,854 3,558 101,737
24,050 68,540 3,286 4,467
(129,698) (175,383) (1,013) (36)
122,614 204,011 5,831 106,168
298,836 629,619 90,603 545
37,881 105,151 124 21
(100,773) (240,681) (4,676) —
235,944 494,089 86,051 566
429,592 992,825 108,490 117,977

52 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 4,688,636 $ 5,572,405
Net realized gains 4,230,672 473,150
Net change in unrealized appreciation/depreciation 14,850,783 1,813,991
Change in net assets resulting from operations 23,770,091 7,859,546
Distributions to Shareholders From:
Distributable earnings:
Class A (625,656) (984,825)
Class R (951,695) (1,988,104)
Class R6 (1,200,366) (2,193,762)
Institutional Service Class (2,098,806) (3,601,485)
Change in net assets from shareholder distributions (4,876,523) (8,768,176)
Change in net assets from capital transactions (23,951,261) 182,614,483
Change in net assets (5,057,693) 181,705,853
Net Assets:
Beginning of period 245,730,846 64,024,993
End of period $ 240,673,153 $ 245,730,846
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,882,715 $ 3,025,116
Proceeds from shares issued from merger (Note 11) — 26,666,144
Dividends reinvested 624,619 983,525
Cost of shares redeemed (5,976,745) (3,724,743)
Total Class A Shares (3,469,411) 26,950,042
Class R Shares
Proceeds from shares issued 1,934,958 2,418,676
Proceeds from shares issued from merger (Note 11) — 46,446,830
Dividends reinvested 951,695 1,988,104
Cost of shares redeemed (6,647,854) (16,193,429)
Total Class R Shares (3,761,201) 34,660,181
Class R6 Shares
Proceeds from shares issued 6,605,274 9,247,278
Proceeds from shares issued from merger (Note 11) — 47,879,904
Dividends reinvested 1,200,366 2,193,762
Cost of shares redeemed (18,051,778) (14,244,706)
Total Class R6 Shares (10,246,138) 45,076,238
Institutional Service Class Shares
Proceeds from shares issued 7,056,518 9,683,674
Proceeds from shares issued from merger (Note 11) — 79,841,775
Dividends reinvested 2,098,806 3,601,485
Cost of shares redeemed (15,629,835) (17,198,912)
Total Institutional Service Class Shares (6,474,511) 75,928,022
Change in net assets from capital transactions $ (23,951,261) $ 182,614,483

Target Destination Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 216,621 371,150
Issued in merger (Note 11) — 3,263,155
Reinvested 72,665 119,815
Redeemed (689,319) (458,131)
Total Class A Shares (400,033) 3,295,989
Class R Shares
Issued 222,953 295,413
Issued in merger (Note 11) — 5,714,789
Reinvested 111,279 243,394
Redeemed (770,920) (1,980,363)
Total Class R Shares (436,688) 4,273,233
Class R6 Shares
Issued 758,695 1,103,566
Issued in merger (Note 11) — 5,850,710
Reinvested 139,076 266,808
Redeemed (2,074,193) (1,735,345)
Total Class R6 Shares (1,176,422) 5,485,739
Institutional Service Class Shares
Issued 815,269 1,176,000
Issued in merger (Note 11) — 9,791,909
Reinvested 244,070 438,545
Redeemed (1,796,151) (2,094,262)
Total Institutional Service Class Shares (736,812) 9,312,192
Total change in shares (2,749,955) 22,367,153
Amounts designated as "—" are zero or have been rounded to zero.

54 - Statement of Cash Flows - For the Six Months Ended April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide
Destination
Retirement Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 23,770,091
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by
(used in) operating activities:
Purchase of investment securities of affiliated issuers (51,485,480)
Proceeds from disposition of investment securities of affiliated issuers 77,843,265
Purchase of investment securities of unaffiliated issuers (845,671)
Proceeds from disposition of investment securities of unaffiliated issuers 3,773,955
Purchase of short-term investments, net (6,705,161)
Reinvestment of dividend income from affiliated issuers (4,856,064)
Reinvestment of interest income from affiliated issuers (279,624)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (15,104,449)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 253,666
Reinvestment of net realized gains distributions from affiliated issuers (527,693)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (3,154,929)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (548,050)
(Increase) decrease in receivable for investments sold 594,325
(Increase) decrease in securities lending income receivable (2,463)
(Increase) decrease in interest and dividends receivable 1
Increase (decrease) in payable for investments purchased 96,504
Increase (decrease) in collateral for securities lending payable 6,705,161
Increase (decrease) in investment advisory fees payable (1,687)
Increase (decrease) in distribution fees payable (1,404)
Increase (decrease) in administrative servicing fees payable (1,255)
Increase (decrease) in trustee fees payable (120)
Increase (decrease) in professional fees payable 243
Net cash provided by (used by) operating activities 29,523,161
Cash flows provided by (used in) financing activities
Proceeds from shares issued 17,470,900
Cost of shares redeemed (47,003,313)
Increase (decrease) in cash overdraft 10,290
Cash distributions paid to shareholders (1,038)
Net cash provided by (used by) financing activities (29,523,161)
Net increase (decrease) in cash -
Cash:
Beginning of period –
End of period $ -
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $4,875,486
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $5,663,381
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2025
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.02 0.19 1.14 1.33 (0.20) — — (0.20) $ 10.15 14.86% $ 39,523,707 0.61% 3.90%
Year Ended October 31, 2020 $ 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) $ 9.02 4.23% $ 34,947,135 0.62% 4.45%
Year Ended October 31, 2019 $ 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) $ 9.52 10.20% $ 35,709,459 0.63% 1.88%
Year Ended October 31, 2018 $ 10.34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) $ 9.46 (0.68)% $ 34,050,098 0.63% 1.71%
Year Ended October 31, 2017 $ 9.67 0.19 1.19 1.38 (0.19) (0.52) — (0.71) $ 10.34 15.12% $ 39,049,858 0.61% 1.89%
Year Ended October 31, 2016 $ 9.94 0.11 0.10 0.21 (0.12) (0.36) — (0.48) $ 9.67 2.44% $ 31,546,828 0.61% 1.11%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.99 0.18 1.13 1.31 (0.19) — — (0.19) $ 10.11 14.69% $ 55,420,293 0.88% 3.64%
Year Ended October 31, 2020 $ 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) $ 8.99 3.94% $ 50,821,553 0.89% 4.16%
Year Ended October 31, 2019 $ 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) $ 9.49 9.94% $ 61,565,642 0.88% 1.63%
Year Ended October 31, 2018 $ 10.31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) $ 9.43 (0.93)% $ 63,568,491 0.89% 1.49%
Year Ended October 31, 2017 $ 9.64 0.16 1.20 1.36 (0.17) (0.52) — (0.69) $ 10.31 14.84% $ 78,423,274 0.88% 1.66%
Year Ended October 31, 2016 $ 9.91 0.08 0.10 0.18 (0.09) (0.36) — (0.45) $ 9.64 2.13% $ 81,876,794 0.88% 0.89%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9.10 0.22 1.14 1.36 (0.22) — — (0.22) $ 10.24 15.11% $ 69,611,489 0.13% 4.40%
Year Ended October 31, 2020 $ 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) $ 9.10 4.72% $ 61,606,034 0.13% 5.03%
Year Ended October 31, 2019 $ 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) $ 9.60 10.79% $ 69,059,144 0.13% 2.38%
Year Ended October 31, 2018 $ 10.41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) $ 9.53 (0.17)% $ 71,500,254 0.14% 2.28%
Year Ended October 31, 2017 $ 9.73 0.25 1.19 1.44 (0.24) (0.52) — (0.76) $ 10.41 15.67% $ 85,913,862 0.13% 2.48%
Year Ended October 31, 2016 $ 10.00 0.15 0.11 0.26 (0.17) (0.36) — (0.53) $ 9.73 2.89% $ 83,247,797 0.13% 1.61%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.04 0.20 1.14 1.34 (0.21) — — (0.21) $ 10.17 14.96% $ 154,632,583 0.38% 4.12%
Year Ended October 31, 2020 $ 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) $ 9.04 4.48% $ 133,496,326 0.39% 4.79%
Year Ended October 31, 2019 $ 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) $ 9.54 10.57% $ 132,985,543 0.38% 2.11%
Year Ended October 31, 2018 $ 10.36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) $ 9.47 (0.52)% $ 115,138,953 0.39% 1.97%
Year Ended October 31, 2017 $ 9.68 0.21 1.21 1.42 (0.22) (0.52) — (0.74) $ 10.36 15.46% $ 112,765,384 0.38% 2.13%
Year Ended October 31, 2016 $ 9.95 0.13 0.10 0.23 (0.14) (0.36) — (0.50) $ 9.68 2.64% $ 101,891,319 0.38% 1.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

56 - Financial Highlights - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2030
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.46 0.20 1.40 1.60 (0.21) — — (0.21) $ 9.85 19.13% $ 47,491,108 0.61% 4.27%
Year Ended October 31, 2020 $ 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) $ 8.46 3.47% $ 42,901,882 0.62% 5.09%
Year Ended October 31, 2019 $ 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) $ 9.12 10.82% $ 46,686,724 0.62% 1.83%
Year Ended October 31, 2018 $ 10.06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) $ 9.17 (0.74)% $ 39,937,863 0.63% 1.65%
Year Ended October 31, 2017 $ 9.31 0.18 1.32 1.50 (0.18) (0.57) — (0.75) $ 10.06 17.02% $ 41,549,136 0.62% 1.84%
Year Ended October 31, 2016 $ 9.61 0.10 0.09 0.19 (0.11) (0.38) — (0.49) $ 9.31 2.33% $ 30,305,410 0.62% 1.04%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.40 0.19 1.38 1.57 (0.21) — — (0.21) $ 9.76 18.83% $ 60,281,293 0.88% 4.07%
Year Ended October 31, 2020 $ 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) $ 8.40 3.27% $ 54,535,374 0.89% 4.80%
Year Ended October 31, 2019 $ 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) $ 9.06 10.57% $ 65,304,376 0.88% 1.59%
Year Ended October 31, 2018 $ 10.01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) $ 9.11 (1.12)% $ 68,302,895 0.89% 1.45%
Year Ended October 31, 2017 $ 9.26 0.16 1.32 1.48 (0.16) (0.57) — (0.73) $ 10.01 16.81% $ 83,044,007 0.88% 1.63%
Year Ended October 31, 2016 $ 9.56 0.08 0.09 0.17 (0.09) (0.38) — (0.47) $ 9.26 2.05% $ 83,871,705 0.89% 0.85%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 8.54 0.23 1.40 1.63 (0.23) — — (0.23) $ 9.94 19.30% $ 73,574,181 0.13% 4.76%
Year Ended October 31, 2020 $ 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) $ 8.54 4.08% $ 67,721,599 0.13% 5.57%
Year Ended October 31, 2019 $ 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) $ 9.19 11.38% $ 71,007,415 0.13% 2.33%
Year Ended October 31, 2018 $ 10.13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) $ 9.23 (0.36)% $ 66,023,037 0.14% 2.25%
Year Ended October 31, 2017 $ 9.37 0.23 1.33 1.56 (0.23) (0.57) — (0.80) $ 10.13 17.58% $ 85,367,548 0.13% 2.42%
Year Ended October 31, 2016 $ 9.67 0.14 0.10 0.24 (0.16) (0.38) — (0.54) $ 9.37 2.81% $ 78,906,228 0.13% 1.56%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.48 0.21 1.40 1.61 (0.22) — — (0.22) $ 9.87 19.18% $ 157,258,412 0.38% 4.49%
Year Ended October 31, 2020 $ 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) $ 8.48 3.84% $ 136,957,076 0.39% 5.39%
Year Ended October 31, 2019 $ 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) $ 9.13 11.06% $ 136,657,766 0.38% 2.05%
Year Ended October 31, 2018 $ 10.08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) $ 9.18 (0.61)% $ 115,632,239 0.39% 1.92%
Year Ended October 31, 2017 $ 9.32 0.20 1.34 1.54 (0.21) (0.57) — (0.78) $ 10.08 17.39% $ 112,123,935 0.38% 2.08%
Year Ended October 31, 2016 $ 9.62 0.12 0.09 0.21 (0.13) (0.38) — (0.51) $ 9.32 2.56% $ 94,312,317 0.38% 1.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2035
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.93 0.23 1.81 2.04 (0.26) — — (0.26) $ 10.71 23.03% $ 49,096,250 0.63% 4.62%
Year Ended October 31, 2020 $ 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) $ 8.93 2.74% $ 40,556,210 0.64% 5.68%
Year Ended October 31, 2019 $ 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) $ 9.84 11.11% $ 40,363,320 0.63% 1.76%
Year Ended October 31, 2018 $ 10.78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) $ 9.83 (0.83)% $ 39,491,844 0.63% 1.60%
Year Ended October 31, 2017 $ 9.84 0.18 1.52 1.70 (0.19) (0.57) — (0.76) $ 10.78 18.26% $ 39,291,194 0.61% 1.76%
Year Ended October 31, 2016 $ 10.19 0.09 0.12 0.21 (0.12) (0.44) — (0.56) $ 9.84 2.29% $ 26,536,014 0.61% 0.96%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.86 0.23 1.77 2.00 (0.25) — — (0.25) $ 10.61 22.80% $ 50,986,573 0.88% 4.53%
Year Ended October 31, 2020 $ 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) $ 8.86 2.56% $ 44,851,769 0.89% 5.43%
Year Ended October 31, 2019 $ 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) $ 9.77 10.77% $ 57,945,595 0.88% 1.52%
Year Ended October 31, 2018 $ 10.72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) $ 9.77 (1.10)% $ 62,131,585 0.89% 1.38%
Year Ended October 31, 2017 $ 9.79 0.16 1.51 1.67 (0.17) (0.57) — (0.74) $ 10.72 17.98% $ 72,435,575 0.88% 1.59%
Year Ended October 31, 2016 $ 10.14 0.07 0.11 0.18 (0.09) (0.44) — (0.53) $ 9.79 2.02% $ 68,573,083 0.88% 0.76%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9.02 0.27 1.81 2.08 (0.27) — — (0.27) $ 10.83 23.28% $ 61,777,507 0.13% 5.32%
Year Ended October 31, 2020 $ 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) $ 9.02 3.23% $ 54,648,223 0.13% 6.16%
Year Ended October 31, 2019 $ 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) $ 9.92 11.69% $ 57,567,996 0.13% 2.22%
Year Ended October 31, 2018 $ 10.86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) $ 9.90 (0.43)% $ 49,512,009 0.14% 2.18%
Year Ended October 31, 2017 $ 9.90 0.25 1.52 1.77 (0.24) (0.57) — (0.81) $ 10.86 18.90% $ 59,393,228 0.13% 2.40%
Year Ended October 31, 2016 $ 10.25 0.14 0.11 0.25 (0.16) (0.44) — (0.60) $ 9.90 2.76% $ 55,139,685 0.13% 1.49%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.95 0.25 1.80 2.05 (0.26) — — (0.26) $ 10.74 23.17% $ 132,823,427 0.38% 4.90%
Year Ended October 31, 2020 $ 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) $ 8.95 3.04% $ 109,525,958 0.39% 5.99%
Year Ended October 31, 2019 $ 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) $ 9.85 11.37% $ 110,606,910 0.38% 1.95%
Year Ended October 31, 2018 $ 10.80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) $ 9.84 (0.68)% $ 95,516,493 0.39% 1.86%
Year Ended October 31, 2017 $ 9.85 0.21 1.52 1.73 (0.21) (0.57) — (0.78) $ 10.80 18.60% $ 92,141,834 0.38% 2.02%
Year Ended October 31, 2016 $ 10.20 0.12 0.11 0.23 (0.14) (0.44) — (0.58) $ 9.85 2.52% $ 78,210,242 0.38% 1.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

58 - Financial Highlights - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2040
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.62 0.25 1.93 2.18 (0.27) —   — (0.27) $ 10.53 25.55% $ 43,315,848 0.63% 5.05%
Year Ended October 31, 2020 $ 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) $ 8.62 2.52% $ 37,082,844 0.64% 6.05%
Year Ended October 31, 2019 $ 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) $ 9.61 11.29% $ 36,369,499 0.63% 1.64%
Year Ended October 31, 2018 $ 10.48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) $ 9.64 (0.58)% $ 33,133,554 0.63% 1.54%
Year Ended October 31, 2017 $ 9.58 0.16 1.60 1.76 (0.18) (0.68) — (0.86) $ 10.48 19.45% $ 29,312,155 0.61% 1.63%
Year Ended October 31, 2016 $ 9.93 0.10 0.08 0.18 (0.12) (0.41) — (0.53) $ 9.58 2.16% $ 20,767,703 0.61% 1.04%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.55 0.23 1.91 2.14 (0.26) —   — (0.26) $ 10.43 25.33% $ 45,965,205 0.88% 4.71%
Year Ended October 31, 2020 $ 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) $ 8.55 2.29% $ 38,170,456 0.89% 5.78%
Year Ended October 31, 2019 $ 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) $ 9.55 10.94% $ 45,987,812 0.88% 1.42%
Year Ended October 31, 2018 $ 10.42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) $ 9.59 (0.75)% $ 50,265,990 0.89% 1.33%
Year Ended October 31, 2017 $ 9.54 0.14 1.57 1.71 (0.15) (0.68) — (0.83) $ 10.42 19.06% $ 57,952,183 0.88% 1.45%
Year Ended October 31, 2016 $ 9.88 0.08 0.08 0.16 (0.09) (0.41) — (0.50) $ 9.54 1.97% $ 57,839,326 0.89% 0.85%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 8.73 0.27 1.95 2.22 (0.28) —   — (0.28) $ 10.67 25.72% $ 50,392,248 0.13% 5.50%
Year Ended October 31, 2020 $ 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) $ 8.73 3.04% $ 45,122,006 0.13% 6.53%
Year Ended October 31, 2019 $ 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) $ 9.71 11.98% $ 48,038,039 0.13% 2.12%
Year Ended October 31, 2018 $ 10.56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) $ 9.72 (0.10)% $ 47,721,031 0.14% 2.14%
Year Ended October 31, 2017 $ 9.65 0.22 1.59 1.81 (0.22) (0.68) — (0.90) $ 10.56 19.96% $ 59,859,718 0.13% 2.19%
Year Ended October 31, 2016 $ 9.99 0.15 0.08 0.23 (0.16) (0.41) — (0.57) $ 9.65 2.72% $ 50,508,918 0.13% 1.55%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.69 0.25 1.95 2.20 (0.27) —   — (0.27) $ 10.62 25.65% $ 116,031,811 0.38% 5.11%
Year Ended October 31, 2020 $ 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) $ 8.69 2.79% $ 92,564,844 0.39% 6.44%
Year Ended October 31, 2019 $ 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) $ 9.67 11.63% $ 90,087,450 0.38% 1.84%
Year Ended October 31, 2018 $ 10.53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) $ 9.69 (0.34)% $ 72,676,691 0.39% 1.82%
Year Ended October 31, 2017 $ 9.62 0.19 1.60 1.79 (0.20) (0.68) — (0.88) $ 10.53 19.73% $ 69,863,363 0.38% 1.88%
Year Ended October 31, 2016 $ 9.97 0.12 0.08 0.20 (0.14) (0.41) — (0.55) $ 9.62 2.37% $ 55,064,076 0.38% 1.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2045
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.01 0.27 2.12 2.39 (0.29) —   — (0.29) $ 11.11 26.85% $ 39,080,792 0.63% 5.15%
Year Ended October 31, 2020 $ 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) $ 9.01 2.32% $ 32,436,903 0.64% 6.34%
Year Ended October 31, 2019 $ 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) $ 10.06 11.63% $ 33,168,135 0.63% 1.62%
Year Ended October 31, 2018 $ 10.90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) $ 10.07 (0.57)% $ 31,046,163 0.63% 1.51%
Year Ended October 31, 2017 $ 9.80 0.15 1.76 1.91 (0.17) (0.64) — (0.81) $ 10.90 20.54% $ 29,257,058 0.61% 1.49%
Year Ended October 31, 2016 $ 10.09 0.10 0.09 0.19 (0.13) (0.35) — (0.48) $ 9.80 2.11% $ 18,902,112 0.61% 1.09%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.90 0.25 2.11 2.36 (0.29) —   — (0.29) $ 10.97 26.78% $ 40,367,705 0.88% 4.86%
Year Ended October 31, 2020 $ 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) $ 8.90 2.09% $ 32,295,903 0.89% 6.08%
Year Ended October 31, 2019 $ 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) $ 9.96 11.22% $ 36,320,570 0.88% 1.40%
Year Ended October 31, 2018 $ 10.82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) $ 9.99 (0.83)% $ 39,183,778 0.89% 1.32%
Year Ended October 31, 2017 $ 9.73 0.13 1.75 1.88 (0.15) (0.64) — (0.79) $ 10.82 20.33% $ 47,506,612 0.88% 1.31%
Year Ended October 31, 2016 $ 10.02 0.08 0.08 0.16 (0.10) (0.35) — (0.45) $ 9.73 1.82% $ 42,999,999 0.88% 0.89%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9.10 0.30 2.14 2.44 (0.30) —   — (0.30) $ 11.24 27.18% $ 51,057,052 0.13% 5.66%
Year Ended October 31, 2020 $ 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) $ 9.10 2.86% $ 42,417,918 0.13% 6.89%
Year Ended October 31, 2019 $ 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) $ 10.13 12.10% $ 44,918,425 0.13% 2.09%
Year Ended October 31, 2018 $ 10.97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) $ 10.14 (0.07)% $ 39,305,513 0.14% 2.12%
Year Ended October 31, 2017 $ 9.84 0.21 1.77 1.98 (0.21) (0.64) — (0.85) $ 10.97 21.29% $ 48,309,859 0.13% 2.09%
Year Ended October 31, 2016 $ 10.13 0.16 0.07 0.23 (0.17) (0.35) — (0.52) $ 9.84 2.56% $ 39,218,168 0.13% 1.62%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.00 0.27 2.14 2.41 (0.30) —   — (0.30) $ 11.11 27.07% $ 85,744,766 0.38% 5.25%
Year Ended October 31, 2020 $ 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) $ 9.00 2.56% $ 66,389,627 0.38% 6.65%
Year Ended October 31, 2019 $ 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) $ 10.04 11.82% $ 62,070,869 0.38% 1.81%
Year Ended October 31, 2018 $ 10.89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) $ 10.06 (0.32)% $ 48,039,172 0.39% 1.76%
Year Ended October 31, 2017 $ 9.78 0.18 1.76 1.94 (0.19) (0.64) — (0.83) $ 10.89 20.91% $ 42,782,888 0.38% 1.73%
Year Ended October 31, 2016 $ 10.07 0.13 0.08 0.21 (0.15) (0.35) — (0.50) $ 9.78 2.33% $ 31,450,692 0.38% 1.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

60 - Financial Highlights - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2050
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.86 0.23 1.93 2.16 (0.26) —   — (0.26) $ 9.76 27.78% $ 35,746,729 0.63% 5.11%
Year Ended October 31, 2020 $ 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) $ 7.86 2.06% $ 28,152,445 0.64% 6.40%
Year Ended October 31, 2019 $ 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) $ 8.82 11.58% $ 28,021,274 0.63% 1.61%
Year Ended October 31, 2018 $ 9.29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) $ 8.73 (0.46)% $ 26,072,573 0.63% 1.46%
Year Ended October 31, 2017 $ 8.33 0.13 1.51 1.64 (0.14) (0.54) — (0.68) $ 9.29 20.84% $ 23,490,599 0.61% 1.44%
Year Ended October 31, 2016 $ 8.62 0.09 0.07 0.16 (0.11) (0.34) — (0.45) $ 8.33 2.17% $ 14,663,954 0.61% 1.10%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.73 0.22 1.88 2.10 (0.25) —   — (0.25) $ 9.58 27.52% $ 38,580,503 0.88% 4.94%
Year Ended October 31, 2020 $ 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) $ 7.73 1.83% $ 31,628,512 0.89% 6.10%
Year Ended October 31, 2019 $ 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) $ 8.69 11.34% $ 33,974,900 0.88% 1.36%
Year Ended October 31, 2018 $ 9.18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) $ 8.61 (0.82)% $ 36,604,249 0.89% 1.27%
Year Ended October 31, 2017 $ 8.23 0.11 1.50 1.61 (0.12) (0.54) — (0.66) $ 9.18 20.71% $ 40,326,541 0.88% 1.29%
Year Ended October 31, 2016 $ 8.52 0.07 0.07 0.14 (0.09) (0.34) — (0.43) $ 8.23 1.89% $ 36,901,555 0.88% 0.88%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 7.89 0.26 1.93 2.19 (0.27) —   — (0.27) $ 9.81 28.08% $ 39,713,565 0.13% 5.60%
Year Ended October 31, 2020 $ 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) $ 7.89 2.66% $ 35,350,211 0.13% 6.88%
Year Ended October 31, 2019 $ 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) $ 8.84 11.97% $ 35,859,625 0.13% 2.07%
Year Ended October 31, 2018 $ 9.32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) $ 8.76 0.04% $ 32,438,748 0.14% 2.07%
Year Ended October 31, 2017 $ 8.34 0.17 1.53 1.70 (0.18) (0.54) — (0.72) $ 9.32 21.57% $ 37,250,979 0.13% 1.99%
Year Ended October 31, 2016 $ 8.63 0.13 0.07 0.20 (0.15) (0.34) — (0.49) $ 8.34 2.64% $ 26,084,928 0.13% 1.59%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.86 0.24 1.92 2.16 (0.26) —   — (0.26) $ 9.76 27.86% $ 69,082,943 0.38% 5.26%
Year Ended October 31, 2020 $ 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) $ 7.86 2.43% $ 51,492,181 0.38% 6.76%
Year Ended October 31, 2019 $ 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) $ 8.81 11.86% $ 47,013,138 0.38% 1.76%
Year Ended October 31, 2018 $ 9.29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) $ 8.72 (0.33)% $ 35,576,245 0.39% 1.74%
Year Ended October 31, 2017 $ 8.31 0.15 1.53 1.68 (0.16) (0.54) — (0.70) $ 9.29 21.35% $ 32,128,718 0.38% 1.69%
Year Ended October 31, 2016 $ 8.61 0.11 0.06 0.17 (0.13) (0.34) — (0.47) $ 8.31 2.28% $ 23,815,853 0.38% 1.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2055
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 12.06 0.36 3.02 3.38 (0.40) —   — (0.40) $ 15.04 28.38% $ 22,935,310 0.63% 5.10%
Year Ended October 31, 2020 $ 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) $ 12.06 1.92% $ 17,889,140 0.64% 6.44%
Year Ended October 31, 2019 $ 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) $ 13.53 11.45% $ 17,369,263 0.63% 1.58%
Year Ended October 31, 2018 $ 13.98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) $ 13.32 (0.47)% $ 17,583,786 0.64% 1.43%
Year Ended October 31, 2017 $ 12.30 0.18 2.34 2.52 (0.21) (0.63) — (0.84) $ 13.98 21.33% $ 14,927,090 0.62% 1.40%
Year Ended October 31, 2016 $ 12.72 0.13 0.10 0.23 (0.17) (0.48) — (0.65) $ 12.30 2.12% $ 9,305,695 0.62% 1.10%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 12.02 0.34 3.01 3.35 (0.39) —   — (0.39) $ 14.98 28.23% $ 20,194,002 0.88% 4.90%
Year Ended October 31, 2020 $ 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) $ 12.02 1.65% $ 15,728,866 0.89% 6.10%
Year Ended October 31, 2019 $ 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) $ 13.49 11.22% $ 17,223,971 0.88% 1.32%
Year Ended October 31, 2018 $ 13.95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) $ 13.28 (0.77)% $ 17,971,136 0.89% 1.24%
Year Ended October 31, 2017 $ 12.28 0.15 2.33 2.48 (0.18) (0.63) — (0.81) $ 13.95 21.04% $ 17,993,301 0.88% 1.17%
Year Ended October 31, 2016 $ 12.70 0.11 0.08 0.19 (0.13) (0.48) — (0.61) $ 12.28 1.81% $ 13,255,710 0.88% 0.89%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 12.15 0.40 3.04 3.44 (0.42) —   — (0.42) $ 15.17 28.66% $ 29,275,888 0.13% 5.65%
Year Ended October 31, 2020 $ 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) $ 12.15 2.47% $ 22,741,503 0.13% 6.94%
Year Ended October 31, 2019 $ 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) $ 13.61 12.03% $ 21,833,436 0.13% 2.00%
Year Ended October 31, 2018 $ 14.05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) $ 13.39 0.02% $ 18,355,415 0.14% 2.03%
Year Ended October 31, 2017 $ 12.35 0.25 2.34 2.59 (0.26) (0.63) — (0.89) $ 14.05 21.93% $ 19,408,740 0.13% 1.91%
Year Ended October 31, 2016 $ 12.77 0.20 0.09 0.29 (0.23) (0.48) — (0.71) $ 12.35 2.57% $ 11,881,943 0.13% 1.64%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 12.13 0.38 3.04 3.42 (0.41) —   — (0.41) $ 15.14 28.54% $ 37,468,881 0.38% 5.37%
Year Ended October 31, 2020 $ 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) $ 12.13 2.15% $ 27,503,360 0.38% 6.72%
Year Ended October 31, 2019 $ 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) $ 13.60 11.76% $ 23,766,827 0.38% 1.71%
Year Ended October 31, 2018 $ 14.04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) $ 13.38 (0.23)% $ 17,337,540 0.39% 1.69%
Year Ended October 31, 2017 $ 12.34 0.21 2.35 2.56 (0.23) (0.63) — (0.86) $ 14.04 21.67% $ 15,443,331 0.38% 1.61%
Year Ended October 31, 2016 $ 12.76 0.17 0.09 0.26 (0.20) (0.48) — (0.68) $ 12.34 2.32% $ 9,237,219 0.38% 1.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

62 - Financial Highlights - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2060
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.18 0.30 2.59 2.89 (0.34) —   — (0.34) $ 12.73 28.74% $ 12,106,336 0.63% 5.06%
Year Ended October 31, 2020 $ 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) $ 10.18 1.92% $ 8,944,454 0.63% 6.27%
Year Ended October 31, 2019 $ 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) $ 11.11 11.45% $ 7,567,356 0.63% 1.51%
Year Ended October 31, 2018 $ 11.31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) $ 10.74 (0.43)% $ 5,481,132 0.63% 1.35%
Year Ended October 31, 2017 $ 9.71 0.14 1.88 2.02 (0.17) (0.25) — (0.42) $ 11.31 21.31% $ 3,200,947 0.61% 1.29%
Year Ended October 31, 2016 $ 9.77 0.09 0.10 0.19 (0.13) (0.12) — (0.25) $ 9.71 2.12% $ 1,099,157 0.60% 0.96%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.15 0.29 2.58 2.87 (0.33) —   — (0.33) $ 12.69 28.65% $ 3,863,735 0.88% 4.96%
Year Ended October 31, 2020 $ 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) $ 10.15 1.53% $ 3,101,260 0.88% 6.19%
Year Ended October 31, 2019 $ 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) $ 11.10 11.22% $ 2,317,541 0.88% 1.24%
Year Ended October 31, 2018 $ 11.30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) $ 10.73 (0.65)% $ 1,603,324 0.90% 1.12%
Year Ended October 31, 2017 $ 9.71 0.11 1.88 1.99 (0.15) (0.25) — (0.40) $ 11.30 21.03% $ 1,055,047 0.81% 1.06%
Year Ended October 31, 2016 $ 9.76 0.11 0.08 0.19 (0.12) (0.12) — (0.24) $ 9.71 2.04% $ 345,669 0.78% 1.11%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 10.21 0.33 2.60 2.93 (0.35) —   — (0.35) $ 12.79 29.10% $ 10,859,335 0.13% 5.60%
Year Ended October 31, 2020 $ 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) $ 10.21 2.29% $ 7,416,567 0.13% 7.07%
Year Ended October 31, 2019 $ 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) $ 11.15 12.06% $ 5,821,489 0.13% 1.96%
Year Ended October 31, 2018 $ 11.34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) $ 10.77 0.04% $ 3,924,629 0.14% 2.00%
Year Ended October 31, 2017 $ 9.72 0.19 1.89 2.08 (0.21) (0.25) — (0.46) $ 11.34 22.02% $ 3,276,461 0.13% 1.82%
Year Ended October 31, 2016 $ 9.78 0.15 0.08 0.23 (0.17) (0.12) — (0.29) $ 9.72 2.50% $ 1,659,638 0.13% 1.55%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.20 0.31 2.61 2.92 (0.35) —   — (0.35) $ 12.77 28.96% $ 18,998,545 0.38% 5.19%
Year Ended October 31, 2020 $ 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) $ 10.20 2.08% $ 12,770,646 0.38% 6.75%
Year Ended October 31, 2019 $ 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) $ 11.14 11.80% $ 8,443,935 0.38% 1.73%
Year Ended October 31, 2018 $ 11.33 0.18 (0.18) — (0.22) (0.35) — (0.57) $ 10.76 (0.20)% $ 5,671,660 0.38% 1.59%
Year Ended October 31, 2017 $ 9.72 0.17 1.88 2.05 (0.19) (0.25) — (0.44) $ 11.33 21.62% $ 3,897,706 0.38% 1.61%
Year Ended October 31, 2016 $ 9.77 0.12 0.10 0.22 (0.15) (0.12) — (0.27) $ 9.72 2.42% $ 1,698,373 0.38% 1.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2065
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.11 0.27 2.66 2.93 (0.34) — — (0.34) $ 12.70 29.40% $ 283,051 0.62% 4.58%
Period Ended October 31,
2020(g) $ 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) $ 10.11 5.37% $ 80,888 0.63% 8.75%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.11 0.24 2.67 2.91 (0.34) — — (0.34) $ 12.68 29.12% $ 70,495 0.88% 3.99%
Period Ended October 31,
2020(g) $ 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) $ 10.11 5.27% $ 32,803 0.87% 6.48%
Class R6 Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.12 0.34 2.63 2.97 (0.36) — — (0.36) $ 12.73 29.69% $ 1,425,516 0.13% 5.73%
Period Ended October 31,
2020(g) $ 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) $ 10.12 5.70% $ 1,074,926 0.14% 5.28%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.11 0.03 2.92 2.95 (0.35) — — (0.35) $ 12.71 29.60%(h) $ 1,101,270 0.38% 0.56%
Period Ended October 31,
2020(g) $ 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) $ 10.11 5.45%(h) $ 5,725 0.39% 4.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

64 - Financial Highlights - April 30, 2021 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Destination
Retirement Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.20 0.16 0.64 0.80 (0.16) — (0.16) $ 8.84 9.86% $ 31,740,338 0.60% 3.67% 0.60%
Year Ended October 31, 2020 $ 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) $ 8.20 5.18% $ 32,709,441 0.60% 3.74% 0.60%
Year Ended October 31, 2019 $ 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) $ 8.44 9.13% $ 5,844,072 0.61% 2.02% 0.61%
Year Ended October 31, 2018 $ 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) $ 8.30 (0.66)% $ 5,541,596 0.62% 1.85% 0.62%
Year Ended October 31, 2017 $ 8.52 0.16 0.74 0.90 (0.17) (0.41) (0.58) $ 8.84 11.10% $ 9,665,357 0.61% 1.93% 0.61%
Year Ended October 31, 2016 $ 9.04 0.12 0.09 0.21 (0.14) (0.59) (0.73) $ 8.52 2.70% $ 9,859,906 0.61% 1.45% 0.61%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.16 0.14 0.65 0.79 (0.15) — (0.15) $ 8.80 9.76% $ 53,127,654 0.88% 3.35% 0.88%
Year Ended October 31, 2020 $ 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) $ 8.16 4.88% $ 52,827,342 0.88% 3.51% 0.88%
Year Ended October 31, 2019 $ 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) $ 8.40 8.83% $ 18,483,186 0.89% 1.76% 0.89%
Year Ended October 31, 2018 $ 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) $ 8.26 (0.92)% $ 21,515,708 0.89% 1.60% 0.89%
Year Ended October 31, 2017 $ 8.48 0.14 0.73 0.87 (0.14) (0.41) (0.55) $ 8.80 10.84% $ 27,379,736 0.88% 1.66% 0.88%
Year Ended October 31, 2016 $ 9.01 0.10 0.07 0.17 (0.11) (0.59) (0.70) $ 8.48 2.29% $ 31,374,559 0.89% 1.20% 0.89%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 8.23 0.18 0.65 0.83 (0.18) — (0.18) $ 8.88 10.21% $ 52,785,629 0.13% 4.12% 0.13%
Year Ended October 31, 2020 $ 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) $ 8.23 5.66% $ 58,625,140 0.13% 4.46% 0.13%
Year Ended October 31, 2019 $ 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) $ 8.47 9.60% $ 13,853,860 0.13% 2.50% 0.13%
Year Ended October 31, 2018 $ 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) $ 8.33 (0.15)% $ 16,519,758 0.14% 2.41% 0.14%
Year Ended October 31, 2017 $ 8.55 0.21 0.73 0.94 (0.21) (0.41) (0.62) $ 8.87 11.61% $ 26,404,668 0.13% 2.46% 0.13%
Year Ended October 31, 2016 $ 9.07 0.16 0.09 0.25 (0.18) (0.59) (0.77) $ 8.55 3.20% $ 33,754,228 0.13% 1.92% 0.13%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.21 0.17 0.64 0.81 (0.17) — (0.17) $ 8.85 9.97% $ 103,019,532 0.38% 3.89% 0.38%
Year Ended October 31, 2020 $ 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) $ 8.21 5.40% $ 101,568,923 0.38% 4.40% 0.38%
Year Ended October 31, 2019 $ 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) $ 8.45 9.35% $ 25,843,875 0.38% 2.21% 0.38%
Year Ended October 31, 2018 $ 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) $ 8.31 (0.40)% $ 25,675,302 0.39% 2.10% 0.39%
Year Ended October 31, 2017 $ 8.53 0.18 0.74 0.92 (0.19) (0.41) (0.60) $ 8.85 11.35% $ 29,656,153 0.38% 2.16% 0.38%
Year Ended October 31, 2016 $ 9.05 0.14 0.09 0.23 (0.16) (0.59) (0.75) $ 8.53 2.93% $ 34,586,322 0.38% 1.68% 0.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 65
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds
("ETFs")) (together, the “Underlying Funds”), and may have
additional investment and concentration risk. The Underlying
Funds typically invest in stocks, bonds, and other securities.
Each Fund may also invest in an unregistered fixed interest
contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and
Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

66 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of ETFs
are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of
registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the
public and other investment companies. The Funds’ Schedules
of Investments list each of the Underlying Funds held as of
period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended April 30, 2021, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
November 1, 20 20 December 31, 20 20 2.20%
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 April 30, 2021 2.15%
May 1, 2021 no less than 0.00% per annum.

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 67
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 20,912,906 $ – $ – $ 20,912,906
Investment Companies 280,155,264 – – 280,155,264
Investment Contract – – 18,211,221 18,211,221
Short-Term Investment 8,281,983 – – 8,281,983
Total $ 309,350,153 $ – $ 18,211,221 $ 327,561,374
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,077,290 $ – $ – $ 23,077,290
Investment Companies 309,050,964 – – 309,050,964
Investment Contract – – 6,592,075 6,592,075
Short-Term Investment 3,075,762 – – 3,075,762
Total $ 335,204,016 $ – $ 6,592,075 $ 341,796,091
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,096,736 $ – $ – $ 25,096,736
Investment Companies 267,033,938 – – 267,033,938
Investment Contract – – 2,670,055 2,670,055
Short-Term Investment 5,407,799 – – 5,407,799
Total $ 297,538,473 $ – $ 2,670,055 $ 300,208,528
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,428,725 $ – $ – $ 23,428,725
Investment Companies 230,903,112 – – 230,903,112
Investment Contract – – 1,480,582 1,480,582
Short-Term Investment 3,951 – – 3,951
Total $ 254,335,788 $ – $ 1,480,582 $ 255,816,370
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 20,109,338 $ – $ – $ 20,109,338
Investment Companies 195,960,264 – – 195,960,264
Investment Contract – – 265,954 265,954
Short-Term Investment 1,620,110 – – 1,620,110
Total $ 217,689,712 $ – $ 265,954 $ 217,955,666

68 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,634,158 $ – $ – $ 17,634,158
Investment Companies 165,555,052 – – 165,555,052
Total $ 183,189,210 $ – $ – $ 183,189,210
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,044,449 $ – $ – $ 10,044,449
Investment Companies 99,864,687 – – 99,864,687
Short-Term Investment 267,526 – – 267,526
Total $ 110,176,662 $ – $ – $ 110,176,662
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,114,120 $ – $ – $ 4,114,120
Investment Companies 41,724,607 – – 41,724,607
Short-Term Investment 448,557 – – 448,557
Total $ 46,287,284 $ – $ – $ 46,287,284
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 221,985 $ – $ – $ 221,985
Investment Companies 2,647,131 – – 2,647,131
Short-Term Investment 20,883 – – 20,883
Total $ 2,889,999 $ – $ – $ 2,889,999
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,987,811 $ – $ – $ 10,987,811
Investment Companies 204,595,243 – – 204,595,243
Investment Contract – – 25,189,795 25,189,795
Short-Term Investment 6,705,161 – – 6,705,161
Total $ 222,288,215 $ – $ 25,189,795 $ 247,478,010
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Destination 2025
Investment
Contract Total
Balance as of October 31, 2020 $ 15,130,744 $ 15,130,744
Purchases
*
4,334,104 4,334,104
Sales (1,253,627) (1,253,627)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 18,211,221 $ 18,211,221

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 69
Destination 2030
Investment
Contract Total
Balance as of October 31, 2020 $ 5,342,520 $ 5,342,520
Purchases
*
1,823,472 1,823,472
Sales (573,917) (573,917)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 6,592,075 $ 6,592,075
Destination 2035
Investment
Contract Total
Balance as of October 31, 2020 $ 2,355,998 $ 2,355,998
Purchases
*
527,962 527,962
Sales (213,905) (213,905)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 2,670,055 $ 2,670,055
Destination 2040
Investment
Contract Total
Balance as of October 31, 2020 $ 1,283,562 $ 1,283,562
Purchases
*
318,255 318,255
Sales (121,235) (121,235)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 1,480,582 $ 1,480,582
Destination 2045
Investment
Contract Total
Balance as of October 31, 2020 $ 162,387 $ 162,387
Purchases
*
117,336 117,336
Sales (13,769) (13,769)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 265,954 $ 265,954
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2020 $ 26,982,011 $ 26,982,011
Purchases
*
2,130,441 2,130,441
Sales (3,922,657) (3,922,657)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 25,189,795 $ 25,189,795
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.

70 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutualfunds or at the
SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, Funds that had overdrawn balances were as follows:
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Fund
U.S. Dollar
Amount
Destination 2025 $ 8,432
Destination 2030 35,247
Destination 2035 3,346
Destination 2040 33,348
Destination 2045 30,763
Destination 2050 9,369
Destination 2055 82
Destination 2060 11,474
Destination Retirement 10,290

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 71
deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Destination 2025 $ 8,281,983
Destination 2030 3,075,762
Destination 2035 5,407,799
Destination 2040 3,951
Destination 2045 1,620,110
Destination 2055 267,526
Destination 2060 448,557
Destination 2065 20,883
Destination Retirement 6,705,161

72 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA a unified management fee of 0.13% per annum
of the Fund’s average daily net assets. Out of the unified
management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation
and expenses of the non-interested Trustees and counsel to
the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other
non-routine expenses not incurred in the ordinary course of a
Fund’s business. For the six months ended April 30, 2021, the
Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment
Advisory Agreement, NFA pays fund administration and
transfer agency fees. Therefore, during the six months ended
April 30, 2021, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 73
of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares and 0.50% for Class R shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2021, the
Funds imposed aggregate front-end sales charges of $22,910.
From these fees, NFD retained a portion amounting to $3,167.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on
the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed
on Class A shares for certain redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for all Funds.
During the six months ended April 30, 2021, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.23% 0.25% 0.25%
Destination 2030 0.23 0.25 0.25
Destination 2035 0.25 0.25 0.25
Destination 2040 0.25 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.24 0.25 0.25
Destination Retirement 0.22 0.25 0.25
Fund Amount
Destination 2025 $ 295,115
Destination 2030 316,429
Destination 2035 275,682
Destination 2040 238,566
Destination 2045 191,572
Destination 2050 165,376
Destination 2055 91,404
Destination 2060 38,259
Destination 2065 711
Destination Retirement 233,125

74 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract. The
Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April
30, 2021 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 46.36%
Destination 2030 42.70
Destination 2035 42.82
Destination 2040 42.10
Destination 2045 37.48
Destination 2050 34.06
Destination 2055 39.11
Destination 2060 42.59
Destination 2065 83.41
Destination Retirement 43.24
Destination 2025
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,269,933 11,837,866 2,047,703 (1,010,671) (11,715) 471,118 13,334,301 619,335 —
Nationwide International
Index Fund, Class R6 4,487,032 36,913,174 2,885,024 (8,741,694) 464,086 9,087,048 40,607,638 443,124 —
Nationwide Mid Cap Market
Index Fund, Class R6 468,015 8,574,467 806,631 (3,014,636) (20,609) 3,145,490 9,491,343 52,139 209,496
Nationwide Multi-Cap
Portfolio, Class R6 7,379,008 82,535,756 9,944,389 (16,342,638) 930,557 19,892,098 96,960,162 4,431,746 —
Nationwide Small Cap Index
Fund, Class R6 344,970 4,711,213 314,839 (2,242,680) 208,541 1,754,872 4,746,785 22,168 —
Nationwide Bond Index
Fund, Class R6 2,916,094 71,709,881 10,579,779 (46,755,710) 114,995 (2,347,150) 33,301,795 636,456 —
Nationwide Bond Portfolio,
Class R6 ** 4,590,364 — 45,917,252 — — 353,615 46,270,867 — —
Nationwide Core Plus Bond
Fund, Class R6 2,374,564 22,532,422 4,961,334 (1,827,520) (31,622) (440,494) 25,194,120 283,364 421,998
Nationwide Inflation-
Protected Securities Fund,
Class R6 934,207 8,133,176 2,681,257 (647,810) (4,435) 86,065 10,248,253 73,100 —
Nationwide Contract ^∞(a) $18,211,221 15,130,744 4,334,104 (1,253,627) — — 18,211,221 179,338 —
Total 262,078,699 84,472,312 (81,836,986) 1,649,798 32,002,662 298,366,485 6,740,770 631,494

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 75
Destination 2030
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 950,834 9,216,579 1,320,480 (913,017) (4,057) 363,776 9,983,761 474,227 —
Nationwide International
Index Fund, Class R6 6,267,157 50,639,067 2,208,122 (9,289,260) 317,761 12,842,079 56,717,769 619,333 —
Nationwide Mid Cap Market
Index Fund, Class R6 716,881 12,936,594 795,850 (3,995,389) (21,934) 4,823,233 14,538,354 80,209 323,704
Nationwide Multi-Cap
Portfolio, Class R6 9,384,423 106,372,343 9,051,320 (18,825,705) 1,338,305 25,375,061 123,311,324 5,723,605 —
Nationwide Small Cap Index
Fund, Class R6 541,184 6,730,024 236,731 (2,411,484) (342,764) 3,234,181 7,446,688 33,301 —
Nationwide Bond Index
Fund, Class R6 2,460,645 65,803,370 7,815,836 (43,542,973) 223,210 (2,198,878) 28,100,565 569,752 —
Nationwide Bond Portfolio,
Class R6 ** 4,198,069 — 41,993,641 — — 322,895 42,316,536 — —
Nationwide Core Plus Bond
Fund, Class R6 2,097,818 20,638,628 4,086,533 (2,048,275) (43,162) (375,875) 22,257,849 255,330 382,212
Nationwide Inflation-
Protected Securities Fund,
Class R6 399,099 3,773,886 955,663 (389,643) (2,547) 40,759 4,378,118 32,424 —
Nationwide Contract ^∞(a) $6,592,075 5,342,520 1,823,472 (573,917) — — 6,592,075 64,234 —
Total 281,453,011 70,287,648 (81,989,663) 1,464,812 44,427,231 315,643,039 7,852,414 705,916
Destination 2035
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 693,817 6,643,707 971,717 (590,443) (3,755) 263,852 7,285,078 344,908 —
Nationwide International
Index Fund, Class R6 6,287,947 48,542,379 2,751,889 (7,161,210) 175,560 12,597,305 56,905,923 610,655 —
Nationwide Mid Cap Market
Index Fund, Class R6 780,308 13,312,553 1,004,460 (3,552,145) (12,735) 5,072,509 15,824,642 85,629 345,907
Nationwide Multi-Cap
Portfolio, Class R6 9,519,782 103,688,570 10,272,478 (15,301,755) 868,241 25,562,404 125,089,938 5,724,378 —
Nationwide Small Cap Index
Fund, Class R6 565,496 6,729,860 321,676 (2,214,739) (329,127) 3,273,557 7,781,227 34,421 —
Nationwide Bond Index
Fund, Class R6 1,375,692 35,595,355 6,160,907 (24,908,604) (118,450) (1,018,802) 15,710,406 318,568 —
Nationwide Bond Portfolio,
Class R6 ** 2,550,503 — 25,515,530 — — 193,543 25,709,073 — —
Nationwide Core Plus Bond
Fund, Class R6 1,119,636 9,967,969 3,059,257 (929,475) (20,734) (197,681) 11,879,336 129,678 194,795
Nationwide Inflation-
Protected Securities Fund,
Class R6 77,330 513,568 386,816 (57,656) (405) 5,992 848,315 5,394 —
Nationwide Contract ^∞(a) $2,670,055 2,355,998 527,962 (213,905) — — 2,670,055 27,107 —
Total 227,349,959 50,972,692 (54,929,932) 558,595 45,752,679 269,703,993 7,280,738 540,702
Destination 2040
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 209,014 1,536,649 760,857 (161,260) (1,269) 59,673 2,194,650 92,099 —
Nationwide International
Index Fund, Class R6 5,677,978 43,053,187 2,575,156 (5,531,239) 36,757 11,251,842 51,385,703 540,265 —
Nationwide Mid Cap Market
Index Fund, Class R6 835,836 14,116,080 1,088,677 (3,577,509) (62,079) 5,385,591 16,950,760 90,376 364,966
Nationwide Multi-Cap
Portfolio, Class R6 9,216,999 98,934,258 9,981,250 (12,949,367) 490,730 24,654,493 121,111,364 5,446,826 —

76 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Small Cap Index
Fund, Class R6 512,668 5,965,146 298,065 (1,807,947) (295,211) 2,894,260 7,054,313 30,620 —
Nationwide Bond Index
Fund, Class R6 826,348 21,133,409 3,544,613 (14,578,620) (58,899) (603,610) 9,436,893 187,887 —
Nationwide Bond Portfolio,
Class R6 ** 1,500,383 — 15,009,904 — — 113,956 15,123,860 — —
Nationwide Core Plus Bond
Fund, Class R6 720,600 6,807,839 1,614,772 (637,733) (11,279) (128,030) 7,645,569 84,960 127,595
Nationwide Contract ^∞(a) $1,480,582 1,283,562 318,255 (121,235) — — 1,480,582 14,641 —
Total 192,830,130 35,191,549 (39,364,910) 98,750 43,628,175 232,383,694 6,487,674 492,561
Destination 2045
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 17,618 — 192,599 (7,137) (51) (427) 184,984 6,900 —
Nationwide International
Index Fund, Class R6 4,960,602 36,222,344 2,425,024 (3,399,041) 36,999 9,608,122 44,893,448 469,444 —
Nationwide Mid Cap Market
Index Fund, Class R6 740,856 12,073,605 1,003,204 (2,655,306) (76,859) 4,679,915 15,024,559 79,031 318,254
Nationwide Multi-Cap
Portfolio, Class R6 8,267,879 85,646,912 9,258,597 (8,466,272) 300,459 21,900,238 108,639,934 4,838,476 —
Nationwide Small Cap Index
Fund, Class R6 460,656 5,233,176 288,434 (1,478,616) (251,170) 2,546,796 6,338,620 27,224 —
Nationwide Bond Index
Fund, Class R6 537,161 13,439,899 2,329,195 (9,198,196) (48,382) (388,140) 6,134,376 122,386 —
Nationwide Bond Portfolio,
Class R6 ** 978,646 — 9,789,931 — — 74,825 9,864,756 — —
Nationwide Core Plus Bond
Fund, Class R6 459,904 4,100,088 1,157,998 (288,955) (6,408) (83,136) 4,879,587 53,333 80,045
Nationwide Contract ^∞(a) $265,954 162,387 117,336 (13,769) — — 265,954 2,285 —
Total 156,878,411 26,562,318 (25,507,292) (45,412) 38,338,193 196,226,218 5,599,079 398,299
Destination 2050
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 4,262,182 31,237,763 2,631,626 (3,596,143) 32,356 8,267,141 38,572,743 395,710 —
Nationwide Mid Cap Market
Index Fund, Class R6 683,771 11,194,715 1,081,088 (2,669,226) (73,818) 4,334,117 13,866,876 72,188 290,269
Nationwide Multi-Cap
Portfolio, Class R6 7,154,354 73,649,903 9,139,097 (7,928,913) 299,946 18,848,177 94,008,210 4,109,264 —
Nationwide Small Cap Index
Fund, Class R6 398,846 4,486,598 312,000 (1,282,357) (213,908) 2,185,787 5,488,120 23,175 —
Nationwide Bond Index
Fund, Class R6 379,479 9,524,469 1,714,867 (6,603,992) (34,844) (266,851) 4,333,649 85,628 —
Nationwide Bond Portfolio,
Class R6 ** 679,420 — 6,796,703 — — 51,848 6,848,551 — —
Nationwide Core Plus Bond
Fund, Class R6 229,680 1,948,780 709,608 (178,097) (2,976) (40,412) 2,436,903 25,978 38,548
Total 132,042,228 22,384,989 (22,258,728) 6,756 33,379,807 165,555,052 4,711,944 328,817

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 77
Destination 2055
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,559,735 17,926,783 1,894,117 (1,471,745) (9,593) 4,826,036 23,165,598 233,118 —
Nationwide Mid Cap Market
Index Fund, Class R6 435,916 6,649,894 793,567 (1,219,756) (26,423) 2,643,086 8,840,368 45,158 181,097
Nationwide Multi-Cap
Portfolio, Class R6 4,337,971 42,613,188 6,114,675 (2,998,131) 8,763 11,262,443 57,000,938 2,442,907 —
Nationwide Small Cap Index
Fund, Class R6 252,705 2,675,067 242,541 (639,346) (97,497) 1,296,458 3,477,223 14,454 —
Nationwide Bond Index
Fund, Class R6 211,690 5,257,469 1,031,094 (3,701,027) (14,689) (155,346) 2,417,501 47,335 —
Nationwide Bond Portfolio,
Class R6 ** 384,586 — 3,847,481 — — 29,145 3,876,626 — —
Nationwide Core Plus Bond
Fund, Class R6 102,397 887,593 283,651 (64,797) (1,177) (18,837) 1,086,433 11,698 17,469
Total 76,009,994 14,207,126 (10,094,802) (140,616) 19,882,985 99,864,687 2,794,670 198,566
Destination 2060
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 1,069,570 6,914,308 1,477,553 (599,121) (7,739) 1,894,611 9,679,612 91,217 —
Nationwide Mid Cap Market
Index Fund, Class R6 184,817 2,573,856 599,125 (473,470) (721) 1,049,301 3,748,091 18,079 71,762
Nationwide Multi-Cap
Portfolio, Class R6 1,828,816 16,565,870 4,251,948 (1,298,684) (14,109) 4,525,622 24,030,647 965,437 —
Nationwide Small Cap Index
Fund, Class R6 108,251 1,040,778 212,401 (243,352) (8,541) 488,246 1,489,532 5,782 —
Nationwide Bond Index
Fund, Class R6 77,756 1,757,921 490,785 (1,299,283) (27,765) (33,685) 887,973 16,619 —
Nationwide Bond Portfolio,
Class R6 ** 144,042 — 1,441,153 — — 10,792 1,451,945 — —
Nationwide Core Plus Bond
Fund, Class R6 41,169 330,746 137,986 (24,205) (544) (7,176) 436,807 4,522 6,572
Total 29,183,479 8,610,951 (3,938,115) (59,419) 7,927,711 41,724,607 1,101,656 78,334
Destination 2065
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 68,545 258,343 315,140 (30,055) (111) 77,013 620,330 3,658 —
Nationwide Mid Cap Market
Index Fund, Class R6 11,799 96,596 119,475 (22,335) (346) 45,900 239,290 784 2,878
Nationwide Multi-Cap
Portfolio, Class R6 117,070 619,070 787,440 (69,082) (1,413) 202,289 1,538,304 38,800 —
Nationwide Small Cap Index
Fund, Class R6 6,953 38,944 47,362 (9,845) (6) 19,218 95,673 233 —
Nationwide Bond Index
Fund, Class R6 3,907 56,508 47,762 (57,074) (1,749) (827) 44,620 646 —
Nationwide Bond Portfolio,
Class R6 ** 8,312 — 83,281 — — 509 83,790 — —
Nationwide Core Plus Bond
Fund, Class R6 2,368 10,823 15,152 (541) (14) (296) 25,124 189 233
Total 1,080,284 1,415,612 (188,932) (3,639) 343,806 2,647,131 44,310 3,111

78 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is
available at www.nationwide.com/mutualfunds or at the SEC's
website at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT")
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8,
2021. During the six months ended April 30, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation
Destination Retirement
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,289,301 14,447,321 949,769 (2,417,864) (3,762) 562,193 13,537,657 686,773 —
Nationwide International
Index Fund, Class R6 2,153,145 16,625,213 2,375,902 (3,853,401) 341,447 3,996,804 19,485,965 196,386 —
Nationwide Mid Cap Market
Index Fund, Class R6 219,347 4,211,970 209,600 (1,506,919) 273,465 1,260,233 4,448,349 25,627 103,931
Nationwide Multi-Cap
Portfolio, Class R6 4,565,511 56,689,022 4,026,346 (14,517,834) 1,712,789 12,080,488 59,990,811 2,940,517 —
Nationwide Bond Index
Fund, Class R6 2,551,852 71,946,771 4,904,569 (45,721,402) 757,475 (2,745,266) 29,142,147 596,025 —
Nationwide Bond Portfolio,
Class R6 ** 3,876,938 — 38,776,539 — — 302,991 39,079,530 — —
Nationwide Core Plus Bond
Fund, Class R6 2,167,509 24,430,940 2,549,085 (3,537,319) 14,699 (460,131) 22,997,274 280,109 423,762
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,450,639 16,886,816 1,226,610 (2,365,869) 58,816 107,137 15,913,510 130,627 —
Nationwide Contract ^∞(a) $25,189,795 26,982,011 2,130,441 (3,922,657) — — 25,189,795 279,624 —
Total 232,220,064 57,148,861 (77,843,265) 3,154,929 15,104,449 229,785,038 5,135,688 527,693
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 79
is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s semiannual
report to shareholders, which is available at www.nationwide.
com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition
Fund Purchases
*
Sales
Destination 2025 $ 86,862,037 $ 83,586,386
Destination 2030 72,180,167 84,440,843
Destination 2035 52,487,003 56,906,500
Destination 2040 37,067,271 41,011,606
Destination 2045 28,469,463 26,540,821
Destination 2050 24,227,639 23,324,081
Destination 2055 15,329,226 10,437,790
Destination 2060 9,193,769 4,045,933
Destination 2065 1,504,560 194,398
Destination Retirement 57,994,530 81,617,220
* Purchases include reinvestments of income and realized gain distributions, as applicable.

80 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Mergers
At close of business on January 24, 2020, Nationwide
Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2010 Fund (“Target
Fund 1”), each a series of the Trust, pursuant to a plan of
reorganization approved by the Board of Trustees at a meeting held on June 12, 2019. The reorganization of the Target Fund
1 was not required to be approved by the shareholders of the
Target Fund 1. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished by a tax free exchange of 2,119,884 shares of the Acquiring Fund, valued at $17,496,434, for the assets of the Target Fund 1. The investment portfolio of the Target Fund 1, with a fair value of
$17,492,771 and identified cost of $16,615,880 at January 24,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $61,077,364. The net assets of the Acquiring
Fund immediately following the acquisition were $78,573,798.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 1 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
At close of business on June 19, 2020, Nationwide Destination
Retirement Fund (“Acquiring Fund”) acquired all of the net
assets of Nationwide Destination 2020 Fund (“Target Fund 2”),
each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on March
11, 2020. The reorganization of the Target Fund 2 was not
required to be approved by the shareholders of the Target
Fund 2. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 22,500,678 shares of the Acquiring
Fund, valued at $183,338,219, for the assets of the Target Fund
2. The investment portfolio of the Target Fund 2, with a fair value of $183,347,233 and identified cost of $174,218,263 at June 19,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $68,890,337. The net assets of the Acquiring
Fund immediately following the acquisition were $252,228,556.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 2 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Destination 2025 83.21% 3(a)
Destination 2030 83.88 3(a)
Destination 2035 84.47 3(a)
Destination 2040 83.89 3(a)
Destination 2045 85.65 3(a)
Destination 2050 75.19 2(a)
Destination 2055 90.94 3(a)
Destination 2060 94.69 4(a)
Destination 2065 83.98 3(a)
Destination Retirement 82.40 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 81
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2020 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $10,517,787;
Net gains (losses) on investments $(256,981);
Net change in unrealized appreciation/depreciation $1,607,652; and
Net increase (decrease) in net assets resulting from operations $11,868,458.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund 1 and Target Fund 2 that have been included in the Acquiring Fund’s Statement of Operations since January 24, 2020 and June 19, 2020, respectively.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 1
Nationwide Destination 2010 Fund $876,891
Class A
688,823 $5,715,624 $8.2977
Class R
926,597 7,659,677 8.2665
Class R6
493,845 4,105,129 8.3126
Institutional Service Class
1,927 16,004 8.3033
Acquiring Fund
Nationwide Destination Retirement Fund $3,364,110
Class A
670,398 $5,540,441 $8.2644
Class R
1,978,011 16,265,891 8.2234
Class R6
1,721,612 14,280,640 8.2949
Institutional Service Class
3,020,864 24,990,392 8.2726
After Reorganization
Nationwide Destination Retirement Fund $4,241,001
Class A
1,361,996 $11,256,065 $8.2644
Class R
2,909,464 23,925,568 8.2234
Class R6
2,216,511 18,385,769 8.2949
Institutional Service Class
3,022,798 25,006,396 8.2726
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 2
Nationwide Destination 2020 Fund $9,128,970
Class A
2,378,411 $20,950,520 $8.8086
Class R
4,416,460 38,787,153 8.7824
Class R6
4,933,300 43,774,774 8.8733
Institutional Service Class
9,041,284 79,825,772 8.8290
Acquiring Fund
Nationwide Destination Retirement Fund $3,511,699
Class A
1,303,529 $10,619,884 $8.1470
Class R
2,408,448 19,529,593 8.1088
Class R6
2,019,628 16,507,039 8.1733
Institutional Service Class
2,726,792 22,233,821 8.1538
After Reorganization
Nationwide Destination Retirement Fund $12,640,669
Class A
3,875,086 $31,570,404 $8.1470
Class R
7,191,784 58,316,746 8.1088
Class R6
7,375,441 60,281,813 8.1733
Institutional Service Class
12,516,766 102,059,593 8.1538

82 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Target Destination Funds
Federal Tax Information
\
As of April 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 284,468,800 $ 43,092,574 $ – $ 43,092,574
Destination 2030 291,227,251 50,759,893 (191,053) 50,568,840
Destination 2035 256,344,694 43,982,791 (118,957) 43,863,834
Destination 2040 215,236,562 40,775,151 (195,343) 40,579,808
Destination 2045 182,420,720 35,707,836 (172,890) 35,534,946
Destination 2050 150,169,850 33,175,804 (156,444) 33,019,360
Destination 2055 91,818,298 18,435,198 (76,834) 18,358,364
Destination 2060 38,980,729 7,333,562 (27,007) 7,306,555
Destination 2065 2,515,082 377,294 (2,377) 374,917
Destination Retirement 224,043,058 24,225,979 (791,027) 23,434,952
Amounts designated as "−" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2021 (Unaudited) - Supplemental Information - 83
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) (the “Advisory Agreements”) must be
approved for each series of the Trust (individually a “Fund”
and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”),
cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the Securities and
Exchange Commission issued an exemptive order suspending
the in-person voting requirements of the Investment Company
Act of 1940, as amended for approval of investment advisory
agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreement, including investment performance, reports with
respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the
Funds, the Trustees took into account, among other things,
the nature, extent, and quality of services provided by the
Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, financial analysis, and its asset
allocation methodology.
The Adviser’s personnel and methods; the number of
the Adviser’s advisory and analytical personnel; general
information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s
risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

84 - Supplemental Information - April 30, 2021 (Unaudited) - Target Destination Funds
The financial condition and stability of the Adviser.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was at a level lower than the median of its peer group or higher than the median but within a generally acceptable range above the Fund’s peer group
median. The Trustees noted that the actual management
fees paid by each of the Funds were paid at rates higher
than the median of the Fund’s peers, in the fifth quintile of its peer group, other than Nationwide Destination 2065 Fund
for which quintile rankings were not available. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other
funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. The Trustees
considered that, because the Funds’ management fees are
“unified fees,” the Adviser pays substantially all of the expenses of managing and operating the Funds out of its management
fees, resulting in management fees that are higher than they would be if the management fees were paid on a traditional
(not unified) basis. They also considered that a number of
the Funds’ peers pay no management fees, at least in part
because their sponsors presumably earn revenues indirectly
through the funds’ investments in affiliated funds or through other related revenue sources. After reviewing these and
related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with the continuation of the Fund’s Advisory Agreements.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer
groups of funds over various time periods. The Trustees noted
that each of the Funds, other than Nationwide Destination
Retirement Fund and Nationwide Destination 2065 Fund, had
experienced three-year investment performance for the period ended June 30, 2020 below the peer group median within
the fourth or fifth quintiles of its peer group. With respect to
Nationwide Destination 2065 Fund, the Trustees considered
that the Fund had been relatively recently organized and
did not have three years of performance. With respect to
Nationwide Destination Retirement Fund, the Trustees noted
that although the Fund had experienced performance below its peer group median, it was within a generally acceptable range of the Fund’s peer group median. With respect to the remaining
Funds, which ranked less favorably against the funds in their peer groups, the Trustees considered changes made by the
Adviser in the underlying Funds in which the Funds invest,
including the replacement of certain underlying Funds with
the Nationwide Multi-Cap Portfolio. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the
continuance of the Advisory Agreements for an additional one-
year period.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Funds. The Trustees
noted that the Funds’ advisory fee rate schedules are not
subject to contractual breakpoints. The Trustees noted that
the advisory fee rate schedules for many of the underlying
funds in which the Funds invest are subject to contractual
advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that

Target Destination Funds - April 30, 2021 (Unaudited) - Supplemental Information - 85
do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Target Destination Funds - April 30, 2021 (Unaudited) - Management Information - 87
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

88 - Management Information - April 30, 2021 (Unaudited) - Target Destination Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - April 30, 2021 (Unaudited) - Management Information - 89
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

90 - Market Index Definitions - April 30, 2021 (Unaudited) - Target Destination Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Target Destination Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 91
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

92 - Market Index Definitions - April 30, 2021 (Unaudited) - Target Destination Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Target Destination Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 93
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

94 - Market Index Definitions - April 30, 2021 (Unaudited) - Target Destination Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Target Destination Funds - April 30, 2021 (Unaudited) - Glossary - 95
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

96 - Glossary - April 30, 2021 (Unaudited) - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Target Destination Funds - April 30, 2021 (Unaudited) - Glossary - 97
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
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a notice of availability each time a report is posted and provide you with the website link to
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Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
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“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
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securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 8
Statements of Investments 11
Statements of Assets and Liabilities 16
Statements of Operations 20
Statements of Changes in Net Assets 22
Statements of Cash Flows 34
Financial Highlights 36
Notes to Financial Statements 46
Supplemental Information 60
Management Information 63
Market Index Definitions 66
Glossary 71

Nationwide Mutual Funds - April 30, 2021 - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Investor Destinations Aggresive Fund - April 30, 2021 - Fund Overview - 3
Asset Allocation
1
Equity Funds 95.8%
Fixed Income Funds 2.4%
Alternative Assets 1.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 44.7%
Nationwide International Index Fund, Class R6 21.2%
Nationwide Mid Cap Market Index Fund, Class R6 12.1%
iShares Core MSCI Emerging Markets ETF 9.8%
Nationwide International Small Cap Fund, Class R6 4.0%
Nationwide GQG U.S. Quality Equity Fund, Class R6 2.0%
Nationwide Loomis All Cap Growth Fund, Class R6 2.0%
Nationwide Emerging Markets Debt Fund, Class R6 1.0%
Nationwide Amundi Global High Yield Fund, Class
R6 0.9%
Nationwide Loomis Core Bond Fund, Class R6 0.9%
Other Holdings 1.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 - Nationwide Investor Destinations Moderately Aggresive Fund
Asset Allocation
1
Equity Funds 81.9%
Fixed Income Funds 11.9%
Alternative Assets 6.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 42.8%
Nationwide International Index Fund, Class R6 15.4%
iShares Core MSCI Emerging Markets ETF 9.2%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
Nationwide Bond Portfolio, Class R6 3.7%
Nationwide International Small Cap Fund, Class R6 3.4%
Nationwide Amundi Global High Yield Fund, Class
R6 2.9%
Nationwide Core Plus Bond Fund, Class R6 2.9%
Nationwide Bond Index Fund, Class R6 2.5%
Nationwide Emerging Markets Debt Fund, Class R6 1.9%
Other Holdings 7.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Investor Destinations Moderate Fund - April 30, 2021 - Fund Overview - 5
Asset Allocation
1
Equity Funds 63.5%
Fixed Income Funds 23.5%
Investment Contract 6.7%
Alternative Assets 6.3%
Money Market Fund 1.5%
Liabilities in excess of other assets (1.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 36.1%
Nationwide International Index Fund, Class R6 11.2%
Nationwide Contract 6.6%
iShares Core MSCI Emerging Markets ETF 6.6%
Nationwide Bond Portfolio, Class R6 5.0%
Nationwide Mid Cap Market Index Fund, Class R6 4.9%
Nationwide Loomis Core Bond Fund, Class R6 4.7%
Nationwide Loomis Short Term Bond Fund, Class R6 3.8%
Nationwide Bond Index Fund, Class R6 3.5%
Nationwide Amundi Global High Yield Fund, Class
R6 2.9%
Other Holdings 14.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - April 30, 2021 - Nationwide Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Equity Funds 43.5%
Fixed Income Funds 40.0%
Investment Contract 11.2%
Alternative Assets 5.4%
Money Market Fund 1.4%
Liabilities in excess of other assets (1.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 25.5%
Nationwide Contract 11.0%
Nationwide Bond Portfolio, Class R6 9.3%
Nationwide International Index Fund, Class R6 8.1%
Nationwide Bond Index Fund, Class R6 7.5%
Nationwide Loomis Short Term Bond Fund, Class R6 7.2%
Nationwide Core Plus Bond Fund, Class R6 4.8%
iShares Core MSCI Emerging Markets ETF 4.2%
Nationwide Mid Cap Market Index Fund, Class R6 4.2%
Nationwide Loomis Core Bond Fund, Class R6 3.8%
Other Holdings 14.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Investor Destinations Conservative Fund - April 30, 2021 - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 55.4%
Equity Funds 23.1%
Investment Contract 15.7%
Alternative Assets 5.9%
Money Market Fund 4.2%
Liabilities in excess of other assets (4.3)%
100.0%
Top Holdings
2
Nationwide Contract 15.1%
Nationwide Multi-Cap Portfolio, Class R6 13.5%
Nationwide Loomis Short Term Bond Fund, Class R6 12.2%
Nationwide Bond Portfolio, Class R6 11.3%
Nationwide Bond Index Fund, Class R6 9.4%
Nationwide Core Plus Bond Fund, Class R6 6.6%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.7%
Nationwide International Index Fund, Class R6 4.4%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 4.1%
iShares 20+ Year Treasury Bond ETF 3.9%
Other Holdings 14.8%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Shareholder Expense Examples - April 30, 2021 (Unaudited) - Investor Destination Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2020 through April 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Investor Destinations Aggressive
Fund
Class A Shares
Actual
(b)
1,000.00 1,296.20 3.02 0.53
Hypothetical
(b)(c)
1,000.00 1,022.17 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 1,291.50 7.05 1.24
Hypothetical
(b)(c)
1,000.00 1,018.65 6.21 1.24
Class R Shares
Actual
(b)
1,000.00 1,294.80 4.78 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,298.70 1.08 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,298.90 1.82 0.32
Hypothetical
(b)(c)
1,000.00 1,023.21 1.61 0.32
Service Class Shares
Actual
(b)
1,000.00 1,297.70 3.36 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59

Investor Destination Funds - April 30, 2021 (Unaudited) - Shareholder Expense Examples - 9
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Investor Destinations Moderately
Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,249.70 2.90 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class C Shares
Actual
(b)
1,000.00 1,244.80 6.85 1.23
Hypothetical
(b)(c)
1,000.00 1,018.70 6.16 1.23
Class R Shares
Actual
(b)
1,000.00 1,246.80 4.68 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,252.40 1.01 0.18
Hypothetical
(b)(c)
1,000.00 1,023.90 0.90 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 1,251.70 1.28 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23
Service Class Shares
Actual
(b)
1,000.00 1,249.20 3.23 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 1,181.70 2.81 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class C Shares
Actual
(b)
1,000.00 1,177.60 6.80 1.26
Hypothetical
(b)(c)
1,000.00 1,018.55 6.31 1.26
Class R Shares
Actual
(b)
1,000.00 1,180.30 4.49 0.83
Hypothetical
(b)(c)
1,000.00 1,020.68 4.16 0.83
Class R6 Shares
Actual
(b)
1,000.00 1,183.80 1.03 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,183.40 1.57 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29
Service Class Shares
Actual
(b)
1,000.00 1,182.50 3.14 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
Nationwide Investor Destinations Moderately
Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,120.90 2.63 0.50
Hypothetical
(b)(c)
1,000.00 1,022.32 2.51 0.50
Class C Shares
Actual
(b)
1,000.00 1,115.30 6.66 1.27
Hypothetical
(b)(c)
1,000.00 1,018.50 6.36 1.27
Class R Shares
Actual
(b)
1,000.00 1,118.20 4.67 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,122.90 1.11 0.21
Hypothetical
(b)(c)
1,000.00 1,023.75 1.05 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,121.90 1.68 0.32
Hypothetical
(b)(c)
1,000.00 1,023.21 1.61 0.32
Service Class Shares
Actual
(b)
1,000.00 1,119.20 3.26 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62

10 - Shareholder Expense Examples - April 30, 2021 (Unaudited) - Investor Destination Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
(a)
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
(a)
Nationwide Investor Destinations Conservative
Fund
Class A Shares
Actual
(b)
1,000.00 1,058.70 2.71 0.53
Hypothetical
(b)(c)
1,000.00 1,022.17 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 1,054.40 6.47 1.27
Hypothetical
(b)(c)
1,000.00 1,018.50 6.36 1.27
Class R Shares
Actual
(b)
1,000.00 1,056.20 4.38 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86
Class R6 Shares
Actual
(b)
1,000.00 1,060.10 1.02 0.20
Hypothetical
(b)(c)
1,000.00 1,023.80 1.00 0.20
Institutional Service Class Shares
Actual
(b)
1,000.00 1,059.70 1.53 0.30
Hypothetical
(b)(c)
1,000.00 1,023.31 1.51 0.30
Service Class Shares
Actual
(b)
1,000.00 1,058.10 3.06 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Investor Destinations Aggressive Fund - April 30, 2021 (Unaudited) - Statement of Investments - 11
Investment Companies 90 .3%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,068,696 10,409,096
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,057,779 10,482,588
Total Alternative Assets
(cost $20,514,763) 20,891,684
Equity Funds 86.0%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,069,884 22,251,251
Nationwide International Index
Fund, Class R6(a) 25,752,491 233,060,040
Nationwide International Small
Cap Fund, Class R6(a) 3,321,131 44,038,191
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,196,275 21,604,728
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,531,812 132,465,149
Nationwide Multi-Cap Portfolio,
Class R6(a) 37,241,858 489,358,016
Total Equity Funds
(cost $724,330,205) 942,777,375
Investment Companies
Shares Value ($)
Fixed Income Funds 2.4%
Nationwide Bond Index Fund,
Class R6(a) 522,723 5,969,493
Nationwide Bond Portfolio, Class
R6*(a) 948,444 9,560,320
Nationwide Core Plus Bond
Fund, Class R6(a) 793 8,419
Nationwide Loomis Core Bond
Fund, Class R6(a) 929,532 10,354,984
Total Fixed Income Funds
(cost $25,520,899) 25,893,216
Total Investment Companies
(cost $770,365,867) 989,562,275
Exchange Traded Fund 9 .8%
Equity Fund 9.8%
iShares Core MSCI Emerging
Markets ETF 1,637,505 107,207,452
Total Exchange Traded Fund
(cost $86,895,717) 107,207,452
Total Investments
(cost $857,261,584) — 100.1% 1,096,769,727
Liabilities in excess of other assets — (0.1)% (646,071)
NET ASSETS — 100.0% $ 1,096,123,656
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 90 .8%
Shares Value ($)
Alternative Assets 6.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,785,220 46,608,040
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,209,175 23,196,336
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,157,447 31,290,295
Total Alternative Assets
(cost $99,201,041) 101,094,671
Equity Funds 72.7%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,316,573 24,903,165
Nationwide International Index
Fund, Class R6(a) 27,564,339 249,457,270
Nationwide International Small
Cap Fund, Class R6(a) 4,212,515 55,857,943
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,327,374 23,972,378
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,415,478 130,105,894
Nationwide Multi-Cap Portfolio,
Class R6(a) 52,923,258 695,411,612
Total Equity Funds
(cost $898,177,064) 1,179,708,262
Investment Companies
Shares Value ($)
Fixed Income Funds 11.9%
Nationwide Bond Index Fund,
Class R6(a) 3,598,454 41,094,340
Nationwide Bond Portfolio, Class
R6*(a) 5,887,355 59,344,541
Nationwide Core Plus Bond
Fund, Class R6(a) 4,382,748 46,500,954
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,411,643 15,485,720
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,774,779 30,911,036
Total Fixed Income Funds
(cost $187,520,953) 193,336,591
Total Investment Companies
(cost $1,184,899,058) 1,474,139,524
Exchange Traded Fund 9 .2%
Equity Fund 9.2%
iShares Core MSCI Emerging
Markets ETF 2,292,223 150,071,840
Total Exchange Traded Fund
(cost $120,646,178) 150,071,840
Total Investments
(cost $1,305,545,236) — 100.0% 1,624,211,364
Liabilities in excess of other assets — 0.0%
†
(724,893)
NET ASSETS — 100.0% $ 1,623,486,471
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderate Fund - April 30, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 84.2%
Shares Value ($)
Alternative Assets 6.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,716,127 36,195,080
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,715,407 18,011,772
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,452,605 24,305,312
Total Alternative Assets
(cost $77,411,832) 78,512,164
Equity Funds 56.8%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,141,454 12,270,630
Nationwide International Index
Fund, Class R6(a) 15,663,781 141,757,217
Nationwide International Small
Cap Fund, Class R6(a) 1,782,960 23,642,049
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 641,163 11,579,410
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,040,269 61,656,662
Nationwide Multi-Cap Portfolio,
Class R6(a) 34,849,272 457,919,428
Total Equity Funds
(cost $528,230,010) 708,825,396
Fixed Income Funds 21.1%
Nationwide Bond Index Fund,
Class R6(a) 3,918,605 44,750,471
Nationwide Bond Portfolio, Class
R6*(a) 6,273,380 63,235,671
Nationwide Core Plus Bond
Fund, Class R6(a) 3,405,488 36,132,226
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,096,134 12,024,594
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,386,827 60,009,255
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,616,046 47,822,237
Total Fixed Income Funds
(cost $256,711,535) 263,974,454
Total Investment Companies
(cost $862,353,377) 1,051,312,014
Exchange Traded Funds 9.1%
Equity Fund 6.7%
iShares Core MSCI Emerging
Markets ETF 1,275,798 83,526,495
Total Equity Funds
(cost  $67,213,372) 83,526,495
Fixed Income Funds 2.4%
iShares 20+ Year Treasury Bond
ETF(b) 130,804 18,134,667
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 105,576 12,034,608
Total Fixed Income Funds
(cost  $30,427,123)
30,169,275
Total Exchange Traded Funds
(cost $97,640,495) 113,695,770
Investment Contract 6.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 83,650,909 83,650,909
Total Investment Contract
(cost $83,650,909) 83,650,909
Short-Term Investment 1.5%
Shares
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 18,271,921 18,271,921
Total Short-Term Investment
(cost $18,271,921 )
18,271,921
Total Investments
(cost $1,061,916,702) — 101.5% 1,266,930,614
Liabilities in excess of other assets — (1.5)% (18,952,560)
NET ASSETS — 100.0% $ 1,247,978,054
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $28,212,287, which was collateralized by cash
used to purchase a money market fund with a total value of
$18,271,921 and by $12,023,148 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 – 2/15/2049; a total value of $30,295,069.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $18,271,921.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 80.7%
Shares Value ($)
Alternative Assets 5.4%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,318,295 12,840,195
Nationwide Amundi Strategic
Income Fund, Class R6(a) 608,623 6,390,543
Nationwide Emerging Markets
Debt Fund, Class R6(a) 434,900 4,309,858
Total Alternative Assets
(cost $23,192,969) 23,540,596
Equity Funds 39.2%
Nationwide International Index
Fund, Class R6(a) 3,941,891 35,674,110
Nationwide International Small
Cap Fund, Class R6(a) 307,111 4,072,298
Nationwide Mid Cap Market
Index Fund, Class R6(a) 917,390 18,604,661
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,599,221 112,993,760
Total Equity Funds
(cost $123,841,257) 171,344,829
Fixed Income Funds 36.1%
Nationwide Bond Index Fund,
Class R6(a) 2,895,946 33,071,699
Nationwide Bond Portfolio, Class
R6*(a) 4,109,390 41,422,653
Nationwide Core Plus Bond
Fund, Class R6(a) 2,012,666 21,354,389
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,166,711 12,798,822
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,528,924 17,032,213
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,071,217 31,817,803
Total Fixed Income Funds
(cost $151,943,301) 157,497,579
Total Investment Companies
(cost $298,977,527) 352,383,004
Exchange Traded Funds 8.2%
Equity Fund 4.3%
iShares Core MSCI Emerging
Markets ETF 285,151 18,668,836
Total Equity Funds
(cost  $14,423,941) 18,668,836
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF(b) 61,966 8,590,966
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury
Bond ETF 75,057 8,555,748
Total Fixed Income Funds
(cost  $17,466,525)
17,146,714
Total Exchange Traded Funds
(cost $31,890,466) 35,815,550
Investment Contract 11.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 48,765,782 48,765,782
Total Investment Contract
(cost $48,765,782) 48,765,782
Short-Term Investment 1.4%
Shares
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 6,066,453 6,066,453
Total Short-Term Investment
(cost $6,066,453)
6,066,453
Total Investments
(cost $385,700,228) — 101.5% 443,030,789
Liabilities in excess of other assets — (1.5)% (6,356,765)
NET ASSETS — 100.0% $ 436,674,024
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $8,497,800, which was collateralized by cash
used to purchase a money market fund with a total value
of $6,066,453 and by $2,969,109 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 – 2/15/2049; a total value of $9,035,562.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $6,066,453.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - April 30, 2021 (Unaudited) - Statement of Investments - 15
Investment Companies 75.4%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,302,781 12,689,088
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,804,270 18,944,831
Nationwide Emerging Markets
Debt Fund, Class R6(a) 644,725 6,389,229
Total Alternative Assets
(cost $37,118,342) 38,023,148
Equity Funds 21.2%
Nationwide International Index
Fund, Class R6(a) 3,248,120 29,395,487
Nationwide International Small
Cap Fund, Class R6(a) 227,807 3,020,727
Nationwide Mid Cap Market
Index Fund, Class R6(a) 621,858 12,611,281
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,882,228 90,432,474
Total Equity Funds
(cost $97,653,783) 135,459,969
Fixed Income Funds 48.3%
Nationwide Bond Index Fund,
Class R6(a) 5,518,388 63,019,995
Nationwide Bond Portfolio, Class
R6*(a) 7,519,228 75,793,817
Nationwide Core Plus Bond
Fund, Class R6(a) 4,176,128 44,308,713
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,882,132 31,616,989
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,133,173 12,623,549
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 7,890,585 81,746,458
Total Fixed Income Funds
(cost $295,409,259) 309,109,521
Total Investment Companies
(cost $430,181,384) 482,592,638
Exchange Traded Funds 9.0%
Equity Fund 1.9%
iShares Core MSCI Emerging
Markets ETF 189,419 12,401,262
Total Equity Funds
(cost  $9,565,240) 12,401,262
Fixed Income Funds 7.1%
iShares 20+ Year Treasury Bond
ETF(b) 186,285 25,826,553
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 169,266 19,294,631
Total Fixed Income Funds
(cost  $45,803,773)
45,121,184
Total Exchange Traded Funds
(cost $55,369,013) 57,522,446
Investment Contract 15.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 100,563,601 100,563,601
Total Investment Contract
(cost $100,563,601) 100,563,601
Short-Term Investment 4.2%
Shares
Money Market Fund 4.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 27,150,047 27,150,047
Total Short-Term Investment
(cost $27,150,047)
27,150,047
Total Investments
(cost $613,264,045) — 104.3% 667,828,732
Liabilities in excess of other assets — (4.3)% (27,491,539)
NET ASSETS — 100.0% $ 640,337,193
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $26,674,416, which was collateralized by cash used to
purchase a money market fund with a value of $27,150,047.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $27,150,047.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 989,562,275 $ 1,474,139,524
Investment securities of unaffiliated issuers, at value
*
107,207,452 150,071,840
Security lending income receivable — 888
Receivable for investments sold 407,991 127,051
Receivable for capital shares issued 120,441 568,064
Prepaid expenses 55,365 59,495
Total Assets 1,097,353,524 1,624,966,862
Liabilities:
Payable for investments purchased — 417,295
Payable for capital shares redeemed 456,651 11,602
Cash overdraft (Note 2) 166,310 202,707
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 117,516 173,687
Fund administration fees 51,488 62,154
Distribution fees 183,753 262,710
Administrative servicing fees 188,603 251,631
Accounting and transfer agent fees 7,799 13,044
Trustee fees 2,434 3,758
Custodian fees 11,464 18,961
Compliance program costs (Note 3) 118 206
Professional fees 13,485 16,567
Printing fees 14,035 20,800
Other 16,212 25,269
Total Liabilities 1,229,868 1,480,391
Net Assets $ 1,096,123,656 $ 1,623,486,471
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers 770,365,867 1,184,899,058
Cost of investment securities of unaffiliated issuers 86,895,717 120,646,178
Represented by:
Capital $ 872,336,100 $ 1,323,012,333
Total distributable earnings (loss) 223,787,556 300,474,138
Net Assets $ 1,096,123,656 $ 1,623,486,471

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 17
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,134,962,923 $ 401,148,786 $ 583,156,239
131,967,691 41,882,003 84,672,493
4,351 2,170 3,462
595,852 339,633 283,951
135,340 84,263 471,140
56,802 51,215 53,813
1,267,722,959 443,508,070 668,641,098
— — —
626,513 418,228 557,005
127,866 29,021 151,762
18,271,921 6,066,453 27,150,047
136,137 46,725 69,157
55,491 38,761 43,082
213,303 85,537 147,530
219,628 93,561 109,659
12,031 6,385 7,844
3,064 1,076 1,634
15,812 6,437 6,242
181 65 105
18,089 13,834 15,188
21,886 18,029 35,899
22,983 9,934 8,751
19,744,905 6,834,046 28,303,905
$ 1,247,978,054 $ 436,674,024 $ 640,337,193
28,212,287 8,497,800 26,674,416
946,004,286 347,743,309 530,744,985
115,912,416 37,956,919 82,519,060
$ 1,051,795,664 $ 388,276,527 $ 592,901,657
196,182,390 48,397,497 47,435,536
$ 1,247,978,054 $ 436,674,024 $ 640,337,193

18 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class A Shares $ 92,912,039 $ 184,807,357
Class C Shares 15,338,644 26,971,972
Class R Shares 56,226,803 106,633,427
Class R6 Shares 297,530,651 507,556,576
Institutional Service Class Shares 5,268,436 22,380,541
Service Class Shares 628,847,083 775,136,598
Total $ 1,096,123,656 $ 1,623,486,471
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,844,662 17,310,308
Class C Shares 1,541,184 2,652,368
Class R Shares 5,534,442 10,413,900
Class R6 Shares 27,755,775 47,587,884
Institutional Service Class Shares 500,385 2,104,308
Service Class Shares 59,678,650 72,870,765
Total 103,855,098 152,939,533
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.50(a) $ 10.68(a)
Class C Shares $ 9.95(b) $ 10.17(b)
Class R Shares $ 10.16 $ 10.24
Class R6 Shares $ 10.72 $ 10.67
Institutional Service Class Shares $ 10.53 $ 10.64
Service Class Shares $ 10.54 $ 10.64
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11.14 $ 11.33
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 19
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 164,684,405 $ 70,159,289 $ 87,979,192
42,093,625 36,566,359 111,425,224
78,000,145 25,823,175 27,282,176
402,374,064 150,295,062 106,251,946
10,274,261 5,767,841 181,896,016
550,551,554 148,062,298 125,502,639
$ 1,247,978,054 $ 436,674,024 $ 640,337,193
15,755,794 6,559,955 8,126,628
4,149,555 3,444,841 10,355,021
7,744,229 2,407,538 2,526,344
38,759,960 13,857,197 9,757,987
990,996 534,641 16,750,001
52,997,674 13,730,015 11,551,095
120,398,208 40,534,187 59,067,076
$ 10.45(a) $ 10.70(a) $ 10.83(a)
$ 10.14(b) $ 10.61(b) $ 10.76(b)
$ 10.07 $ 10.73 $ 10.80
$ 10.38 $ 10.85 $ 10.89
$ 10.37 $ 10.79 $ 10.86
$ 10.39 $ 10.78 $ 10.86
$ 11.09 $ 11.35 $ 11.49
5.75% 5.75% 5.75%

20 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Nationwide Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 26,191,286 $ 40,826,349
Dividend income from unaffiliated issuers 1,193,981 1,725,600
Income from securities lending (Note 2) 2,307 5,198
Interest income (unaffiliated) 76 88
Interest income from affiliated issuers — —
Total Income 27,387,650 42,557,235
EXPENSES:
Investment advisory fees 674,819 1,012,953
Fund administration fees 142,392 201,169
Distribution fees Class A 109,084 217,209
Distribution fees Class C 74,637 133,080
Distribution fees Class R 128,548 257,098
Distribution fees Service Class 744,202 928,303
Administrative servicing fees Class A 39,270 78,196
Administrative servicing fees Class C 4,478 6,654
Administrative servicing fees Class R 41,136 82,272
Administrative servicing fees Institutional Service Class 3,168 5,284
Administrative servicing fees Service Class 446,524 556,985
Registration and filing fees 39,987 41,151
Professional fees 27,141 36,173
Printing fees 16,129 23,558
Trustee fees 15,753 23,766
Custodian fees 18,450 28,727
Accounting and transfer agent fees 19,836 33,469
Compliance program costs (Note 3) 1,800 2,715
Other 12,911 18,588
Total Expenses 2,560,265 3,687,350
NET INVESTMENT INCOME 24,827,385 38,869,885
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 4,295,142 6,025,917
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 11,356,439 14,714,827
Transactions in investment securities of unaffiliated issuers 1,002,745 1,971,445
Net realized gains (losses) 16,654,326 22,712,189
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 201,294,545 250,927,499
Investment securities of unaffiliated issuers 19,219,251 27,161,917
Net change in unrealized appreciation/depreciation 220,513,796 278,089,416
Net realized/unrealized gains (losses) 237,168,122 300,801,605
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 261,995,507 $ 339,671,490
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 21
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 28,545,072 $ 7,987,827 $ 9,001,367
1,154,952 293,530 351,367
8,354 4,823 7,234
105 64 182
946,591 540,972 1,156,719
30,655,074 8,827,216 10,516,869
805,861 277,257 419,645
165,406 73,669 98,435
195,541 84,462 111,353
207,018 180,157 562,944
187,432 65,033 69,745
665,451 180,643 156,700
70,396 13,514 35,633
16,561 10,809 39,406
56,230 23,412 22,319
5,041 2,961 91,884
399,274 115,611 94,021
39,315 38,477 41,777
29,713 16,003 19,898
22,104 14,176 27,623
18,961 6,523 9,906
22,453 7,990 3,596
29,729 15,651 20,378
2,162 746 1,135
15,700 6,972 9,483
2,954,348 1,134,066 1,835,881
27,700,726 7,693,150 8,680,988
4,960,724 1,490,961 1,740,829
10,086,933 801,673 1,630,653
1,590,403 386,568 215,604
16,638,060 2,679,202 3,587,086
148,407,296 35,588,380 25,544,124
12,867,840 2,049,571 (1,552,620)
161,275,136 37,637,951 23,991,504
177,913,196 40,317,153 27,578,590
$ 205,613,922 $ 48,010,303 $ 36,259,578

The accompanying notes are an integral part of these financial instruments
22 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 24,827,385 $ 53,637,493
Net realized gains (losses) 16,654,326 (3,078,195)
Net change in unrealized appreciation/depreciation 220,513,796 (35,681,266)
Change in net assets resulting from operations 261,995,507 14,878,032
Distributions to Shareholders From:
Distributable earnings:
Class A (2,282,560) (9,805,432)
Class C (389,523) (2,639,985)
Class R (1,315,689) (7,039,239)
Class R6 (7,492,748) (29,808,282)
Institutional Service Class (126,811) (837,823)
Service Class (15,332,320) (81,130,110)
Return of capital:
Class A — (531,802)
Class C — (91,484)
Class R — (336,405)
Class R6 — (1,929,791)
Institutional Service Class — (32,940)
Service Class — (4,099,049)
Change in net assets from shareholder distributions (26,939,651) (138,282,342)
Change in net assets from capital transactions (36,160,101) 39,529,910
Change in net assets 198,895,755 (83,874,400)
Net Assets:
Beginning of period 897,227,901 981,102,301
End of period $ 1,096,123,656 $ 897,227,901

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 38,869,885 $ 82,082,141 $ 27,700,726 $ 59,470,827
22,712,189 (7,265,955) 16,638,060 (7,651,819)
278,089,416 (37,307,676) 161,275,136 (14,815,744)
339,671,490 37,508,510 205,613,922 37,003,264
(4,626,793) (18,503,509) (3,738,012) (11,850,838)
(703,727) (4,295,680) (953,973) (4,059,343)
(2,765,474) (13,915,326) (1,757,250) (7,510,981)
(13,462,541) (56,134,095) (10,886,049) (34,785,080)
(579,893) (2,652,743) (264,208) (1,161,719)
(19,580,206) (98,937,075) (12,571,710) (51,734,528)
— (1,065,518) — (752,050)
— (190,027) — (210,675)
— (740,824) — (436,371)
— (3,652,906) — (2,449,101)
— (159,435) — (65,593)
— (5,356,126) — (3,036,629)
(41,718,634) (205,603,264) (30,171,202) (118,052,908)
(63,173,719) 13,537,465 (72,488,198) (28,863,419)
234,779,137 (154,557,289) 102,954,522 (109,913,063)
1,388,707,334 1,543,264,623 1,145,023,532 1,254,936,595
$ 1,623,486,471 $ 1,388,707,334 $ 1,247,978,054 $ 1,145,023,532

The accompanying notes are an integral part of these financial instruments
24 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,289,867 $ 15,664,968
Proceeds from shares issued from class conversion (Note 1) 118,053 250,097
Dividends reinvested 1,927,324 8,677,859
Cost of shares redeemed (6,921,587) (15,658,172)
Total Class A Shares (1,586,343) 8,934,752
Class C Shares
Proceeds from shares issued 576,828 2,132,731
Dividends reinvested 347,120 2,158,665
Cost of shares redeemed in class conversion (Note 1) (118,053) (250,097)
Cost of shares redeemed (2,189,699) (9,346,806)
Total Class C Shares (1,383,804) (5,305,507)
Class R Shares
Proceeds from shares issued 3,840,390 4,257,522
Dividends reinvested 1,305,067 7,294,927
Cost of shares redeemed (4,783,674) (13,092,582)
Total Class R Shares 361,783 (1,540,133)
Class R6 Shares
Proceeds from shares issued 76,578,192 65,006,231
Dividends reinvested 7,342,087 31,100,192
Cost of shares redeemed (84,077,452) (45,540,648)
Total Class R6 Shares (157,173) 50,565,775
Institutional Service Class Shares
Proceeds from shares issued 398,901 1,310,141
Dividends reinvested 70,845 437,630
Cost of shares redeemed (348,316) (3,860,344)
Total Institutional Service Class Shares 121,430 (2,112,573)
Service Class Shares
Proceeds from shares issued 15,977,261 35,498,131
Dividends reinvested 15,332,320 85,228,503
Cost of shares redeemed (64,825,575) (131,739,038)
Total Service Class Shares (33,515,994) (11,012,404)
Change in net assets from capital transactions $ (36,160,101) $ 39,529,910

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 5,889,565 $ 33,127,408 $ 6,313,018 $ 31,881,020
149,274 517,582 49,760 353,026
3,865,242 15,649,855 3,067,768 10,019,764
(10,120,043) (29,411,369) (9,425,073) (28,393,472)
(215,962) 19,883,476 5,473 13,860,338
1,098,201 3,270,703 1,760,118 5,585,555
661,872 3,976,353 904,776 3,857,644
(149,274) (517,582) (49,760) (353,026)
(3,948,891) (13,979,998) (5,532,130) (16,857,332)
(2,338,092) (7,250,524) (2,916,996) (7,767,159)
2,942,539 4,888,737 2,462,873 5,096,877
2,757,277 14,560,106 1,754,344 7,917,677
(12,969,529) (24,975,981) (9,805,498) (23,638,253)
(7,269,713) (5,527,138) (5,588,281) (10,623,699)
77,638,400 83,178,766 68,615,596 73,377,647
13,301,101 58,579,315 10,603,029 36,091,809
(106,584,533) (92,273,226) (118,213,148) (71,693,991)
(15,645,032) 49,484,855 (38,994,523) 37,775,465
606,493 4,233,104 793,743 2,149,194
384,982 1,981,203 136,862 650,581
(1,302,227) (5,886,046) (2,108,224) (5,560,181)
(310,752) 328,261 (1,177,619) (2,760,406)
17,294,574 33,073,569 16,710,646 28,207,883
19,580,206 104,293,201 12,571,710 54,771,157
(74,268,948) (180,748,235) (53,098,608) (142,326,998)
(37,394,168) (43,381,465) (23,816,252) (59,347,958)
$ (63,173,719) $ 13,537,465 $ (72,488,198) $ (28,863,419)

The accompanying notes are an integral part of these financial instruments
26 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 337,088 1,864,517
Issued in class conversion (Note 1) 12,892 27,751
Reinvested 203,950 983,611
Redeemed (703,255) (1,830,192)
Total Class A Shares (149,325) 1,045,687
Class C Shares
Issued 60,951 277,006
Reinvested 38,655 256,315
Redeemed in class conversion (Note 1) (13,580) (29,123)
Redeemed (235,108) (1,168,528)
Total Class C Shares (149,082) (664,330)
Class R Shares
Issued 402,016 513,703
Reinvested 142,630 851,336
Redeemed (510,798) (1,655,064)
Total Class R Shares 33,848 (290,025)
Class R6 Shares
Issued 7,707,763 7,237,843
Reinvested 762,418 3,471,864
Redeemed (8,332,724) (5,275,552)
Total Class R6 Shares 137,457 5,434,155
Institutional Service Class Shares
Issued 40,204 151,894
Reinvested 7,489 49,415
Redeemed (34,418) (450,483)
Total Institutional Service Class Shares 13,275 (249,174)
Service Class Shares
Issued 1,604,762 4,188,204
Reinvested 1,617,333 9,629,165
Redeemed (6,643,957) (15,169,342)
Total Service Class Shares (3,421,862) (1,351,973)
Total change in shares (3,535,689) 3,924,340
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
586,017 3,760,548 627,994 3,504,056
16,089 59,750 5,120 38,851
395,624 1,707,569 312,956 1,079,094
(1,002,838) (3,319,755) (943,782) (3,100,968)
(5,108) 2,208,112 2,288 1,521,033
113,167 393,532 180,508 648,825
71,016 451,320 94,940 424,612
(16,844) (62,311) (5,269) (39,905)
(409,717) (1,677,730) (571,153) (1,912,379)
(242,378) (895,189) (300,974) (878,847)
300,190 568,378 253,022 577,840
293,953 1,648,239 185,645 880,456
(1,345,587) (2,954,060) (1,024,306) (2,670,313)
(751,444) (737,443) (585,639) (1,212,017)
7,750,424 9,172,663 6,897,929 7,916,644
1,365,616 6,418,475 1,088,074 3,924,167
(10,540,016) (10,392,382) (11,641,717) (8,032,198)
(1,423,976) 5,198,756 (3,655,714) 3,808,613
60,774 460,001 79,689 233,628
39,607 217,122 14,065 70,598
(129,999) (672,773) (213,464) (606,520)
(29,618) 4,350 (119,710) (302,294)
1,715,869 3,717,248 1,672,089 3,093,352
2,012,354 11,407,815 1,290,703 5,925,249
(7,436,305) (20,356,214) (5,361,084) (15,713,012)
(3,708,082) (5,231,151) (2,398,292) (6,694,411)
(6,160,606) 547,435 (7,058,041) (3,757,923)

The accompanying notes are an integral part of these financial instruments
28 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 7,693,150 $ 16,330,621
Net realized gains (losses) 2,679,202 (3,654,603)
Net change in unrealized appreciation/depreciation 37,637,951 3,951,128
Change in net assets resulting from operations 48,010,303 16,627,146
Distributions to Shareholders From:
Distributable earnings:
Class A (1,348,453) (3,759,715)
Class C (629,923) (2,306,251)
Class R (471,998) (1,935,143)
Class R6 (3,109,924) (8,905,567)
Institutional Service Class (119,844) (473,647)
Service Class (2,758,660) (9,070,194)
Return of capital:
Class A — (203,274)
Class C — (96,195)
Class R — (90,463)
Class R6 — (507,908)
Institutional Service Class — (20,617)
Service Class — (453,260)
Change in net assets from shareholder distributions (8,438,802) (27,822,234)
Change in net assets from capital transactions (5,820,904) (21,963,558)
Change in net assets 33,750,597 (33,158,646)
Net Assets:
Beginning of period 402,923,427 436,082,073
End of period $ 436,674,024 $ 402,923,427

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 8,680,988 $ 17,610,922
3,587,086 (4,103,623)
23,991,504 14,807,954
36,259,578 28,315,253
(1,318,613) (2,927,626)
(1,288,436) (3,256,975)
(390,512) (859,861)
(1,718,801) (3,462,750)
(2,905,593) (7,189,784)
(1,758,305) (3,976,217)
— (67,257)
— (60,316)
— (17,936)
— (83,893)
— (153,075)
— (91,303)
(9,380,260) (22,146,993)
(17,719,224) (42,856,104)
9,160,094 (36,687,844)
631,177,099 667,864,943
$ 640,337,193 $ 631,177,099

The accompanying notes are an integral part of these financial instruments
30 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,413,222 $ 12,555,139
Proceeds from shares issued from class conversion (Note 1) 26,122 291,294
Dividends reinvested 1,137,860 3,355,623
Cost of shares redeemed (5,412,122) (11,201,911)
Total Class A Shares 165,082 5,000,145
Class C Shares
Proceeds from shares issued 1,909,852 3,557,261
Dividends reinvested 597,338 2,169,548
Cost of shares redeemed in class conversion (Note 1) (26,122) (291,294)
Cost of shares redeemed (3,597,724) (12,771,054)
Total Class C Shares (1,116,656) (7,335,539)
Class R Shares
Proceeds from shares issued 1,374,170 4,901,477
Dividends reinvested 471,958 2,017,454
Cost of shares redeemed (6,334,621) (13,039,648)
Total Class R Shares (4,488,493) (6,120,717)
Class R6 Shares
Proceeds from shares issued 19,528,053 26,735,981
Dividends reinvested 3,024,637 8,899,497
Cost of shares redeemed (22,183,977) (33,286,634)
Total Class R6 Shares 368,713 2,348,844
Institutional Service Class Shares
Proceeds from shares issued 314,358 1,068,075
Dividends reinvested 72,734 310,234
Cost of shares redeemed (604,102) (4,510,911)
Total Institutional Service Class Shares (217,010) (3,132,602)
Service Class Shares
Proceeds from shares issued 11,035,060 19,773,696
Dividends reinvested 2,758,660 9,523,454
Cost of shares redeemed (14,326,260) (42,020,839)
Total Service Class Shares (532,540) (12,723,689)
Change in net assets from capital transactions $ (5,820,904) $ (21,963,558)

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 31
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 7,585,279 $ 22,809,198
13,931 368,593
1,170,858 2,720,232
(12,796,987) (23,181,292)
(4,026,919) 2,716,731
6,191,485 14,797,030
1,239,302 3,143,837
(13,931) (368,593)
(12,976,005) (31,409,946)
(5,559,149) (13,837,672)
3,351,025 5,814,929
388,123 872,244
(5,606,458) (7,828,508)
(1,867,310) (1,141,335)
20,706,602 30,323,928
1,671,482 3,457,963
(23,403,867) (24,146,270)
(1,025,783) 9,635,621
25,318,354 44,691,443
2,513,371 5,888,544
(30,723,009) (94,155,767)
(2,891,284) (43,575,780)
15,860,892 33,120,757
1,748,468 4,051,364
(19,958,139) (33,825,790)
(2,348,779) 3,346,331
$ (17,719,224) $ (42,856,104)

The accompanying notes are an integral part of these financial instruments
32 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 422,334 1,284,948
Issued in class conversion (Note 1) 2,505 29,728
Reinvested 110,576 343,265
Redeemed (518,567) (1,148,620)
Total Class A Shares 16,848 509,321
Class C Shares
Issued 183,565 367,056
Reinvested 58,448 222,214
Redeemed in class conversion (Note 1) (2,522) (29,936)
Redeemed (347,048) (1,320,133)
Total Class C Shares (107,557) (760,799)
Class R Shares
Issued 131,096 510,853
Reinvested 45,777 205,264
Redeemed (611,569) (1,344,260)
Total Class R Shares (434,696) (628,143)
Class R6 Shares
Issued 1,846,294 2,687,586
Reinvested 289,808 900,254
Redeemed (2,095,206) (3,377,119)
Total Class R6 Shares 40,896 210,721
Institutional Service Class Shares
Issued 29,629 109,111
Reinvested 7,010 31,502
Redeemed (57,264) (466,127)
Total Institutional Service Class Shares (20,625) (325,514)
Service Class Shares
Issued 1,051,484 2,016,493
Reinvested 266,091 965,585
Redeemed (1,357,889) (4,296,184)
Total Service Class Shares (40,314) (1,314,106)
Total change in shares (545,448) (2,308,520)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 33
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
705,524 2,216,209
1,302 35,492
109,517 265,460
(1,191,129) (2,277,897)
(374,786) 239,264
579,781 1,445,092
116,585 307,398
(1,309) (35,692)
(1,216,506) (3,092,186)
(521,449) (1,375,388)
311,773 565,024
36,373 85,178
(523,722) (768,977)
(175,576) (118,775)
1,913,680 2,929,843
155,465 335,854
(2,166,798) (2,342,380)
(97,653) 923,317
2,349,960 4,326,401
234,426 573,496
(2,850,864) (9,215,599)
(266,478) (4,315,702)
1,471,562 3,223,735
162,936 393,498
(1,852,454) (3,281,605)
(217,956) 335,628
(1,653,898) (4,311,656)

34 - Statements of Cash Flows - For the Six Months Ended April 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 48,010,303 $ 36,259,578
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (66,229,106) (110,495,789)
Proceeds from disposition of investment securities of affiliated issuers 89,686,145 161,066,924
Purchase of investment securities of unaffiliated issuers (11,328,219) (24,808,112)
Proceeds from disposition of investment securities of unaffiliated issuers 2,930,921 2,804,365
Purchase of short-term investments, net (6,066,453) (27,150,047)
Reinvestment of dividend income from affiliated issuers (7,987,827) (9,001,367)
Reinvestment of interest income from affiliated issuers (540,972) (1,156,719)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (35,588,380) (25,544,124)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (2,049,571) 1,552,620
Reinvestment of net realized gains distributions from affiliated issuers (1,490,961) (1,740,829)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (801,673) (1,630,653)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (386,568) (215,604)
(Increase) decrease in receivable for investments sold 257,198 6,816
(Increase) decrease in securities lending income receivable (2,170) (3,462)
(Increase) decrease in interest and dividends receivable – 4
(Increase) decrease in prepaid expenses (16,358) (16,420)
Increase (decrease) in collateral for securities lending payable 6,066,453 27,150,047
Increase (decrease) in investment advisory fees payable 1,176 (1,026)
Increase (decrease) in fund administration fees payable 21,476 21,113
Increase (decrease) in distribution fees payable (233) (5,530)
Increase (decrease) in administrative servicing fees payable 4,291 3,658
Increase (decrease) in accounting and transfer agent fees payable 1,114 1,031
Increase (decrease) in trustee fees payable (275) (473)
Increase (decrease) in custodian fees payable 2,763 (4,400)
Increase (decrease) in compliance program costs payable (62) (84)
Increase (decrease) in professional fees payable 150 (530)
Increase (decrease) in printing fees payable 1,366 (1,302)
Increase (decrease) in other payables (1,298) (793)
Net cash provided by (used by) operating activities 14,493,230 27,088,892
Cash flows provided by (used in) financing activities
Proceeds from shares issued 42,864,490 79,991,939
Cost of shares redeemed (57,011,126) (106,583,937)
Increase (decrease) in cash overdraft 29,021 151,762
Cash distributions paid to shareholders (375,615) (648,656)
Net cash provided by (used by) financing activities (14,493,230) (27,088,892)
Net increase (decrease) in cash – -
Cash:
Beginning of period – –
End of period $ – $ -
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $8,063,187 $8,731,604
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $10,019,760 $11,898,915
Amounts designated as "—" are zero or have been rounded to zero.

36 - Financial Highlights - April 30, 2021 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Aggressive
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.32 0.23 2.21 2.44 (0.26) — — (0.26) $ 10.50 29.62% $ 92,912,039 0.53% 4.76%
Year Ended October 31, 2020 $ 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8.32 1.70% $ 74,817,264 0.53% 5.82%
Year Ended October 31, 2019 $ 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) $ 9.46 11.65% $ 75,166,130 0.53% 1.74%
Year Ended October 31, 2018 $ 11.30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) $ 9.69 (1.43)% $ 65,699,864 0.54% 1.59%
Year Ended October 31, 2017 $ 10.23 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11.30 21.96% $ 70,514,120 0.54% 1.59%
Year Ended October 31, 2016 $ 10.82 0.15 0.07 0.22 (0.16) (0.65) — (0.81) $ 10.23 2.44% $ 49,650,574 0.55% 1.47%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.91 0.19 2.09 2.28 (0.24) — — (0.24) $ 9.95 29.15% $ 15,338,644 1.24% 4.12%
Year Ended October 31, 2020 $ 9.04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) $ 7.91 1.01% $ 13,363,963 1.28% 4.93%
Year Ended October 31, 2019 $ 9.33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) $ 9.04 10.71% $ 21,287,745 1.28% 1.12%
Year Ended October 31, 2018 $ 10.94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) $ 9.33 (2.10)% $ 34,450,261 1.28% 0.89%
Year Ended October 31, 2017 $ 9.94 0.10 1.85 1.95 (0.12) (0.83) — (0.95) $ 10.94 21.06% $ 41,795,408 1.28% 0.99%
Year Ended October 31, 2016 $ 10.54 0.07 0.08 0.15 (0.10) (0.65) — (0.75) $ 9.94 1.74% $ 63,892,420 1.27% 0.72%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.06 0.20 2.15 2.35 (0.25) — — (0.25) $ 10.16 29.48% $ 56,226,803 0.84% 4.33%
Year Ended October 31, 2020 $ 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) $ 8.06 1.42% $ 44,326,454 0.85% 5.48%
Year Ended October 31, 2019 $ 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) $ 9.20 11.27% $ 53,275,875 0.85% 1.50%
Year Ended October 31, 2018 $ 11.07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) $ 9.46 (1.75)% $ 61,474,465 0.84% 1.33%
Year Ended October 31, 2017 $ 10.04 0.14 1.88 2.02 (0.16) (0.83) — (0.99) $ 11.07 21.62% $ 76,547,929 0.83% 1.35%
Year Ended October 31, 2016 $ 10.64 0.11 0.07 0.18 (0.13) (0.65) — (0.78) $ 10.04 2.09% $ 76,511,414 0.84% 1.16%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 8.48 0.25 2.25 2.50 (0.26) — — (0.26) $ 10.72 29.87% $ 297,530,651 0.19% 5.10%
Year Ended October 31, 2020 $ 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) $ 8.48 2.12% $ 234,119,585 0.19% 5.86%
Year Ended October 31, 2019 $ 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) $ 9.61 11.98% $ 213,223,888 0.19% 2.06%
Year Ended October 31, 2018 $ 11.44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) $ 9.83 (1.06)% $ 193,019,743 0.19% 1.90%
Year Ended October 31, 2017 $ 10.35 0.20 1.95 2.15 (0.23) (0.83) — (1.06) $ 11.44 22.33% $ 179,339,687 0.18% 1.91%
Year Ended October 31, 2016 $ 10.94 0.18 0.08 0.26 (0.20) (0.65) — (0.85) $ 10.35 2.79% $ 202,807,208 0.18% 1.79%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.33 0.24 2.22 2.46 (0.26) — — (0.26) $ 10.53 29.89% $ 5,268,436 0.32% 4.86%
Year Ended October 31, 2020 $ 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) $ 8.33 1.90% $ 4,058,965 0.30% 6.04%
Year Ended October 31, 2019 $ 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) $ 9.47 11.93% $ 6,970,662 0.29% 2.01%
Year Ended October 31, 2018 $ 11.31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) $ 9.70 (1.19)% $ 6,597,269 0.29% 1.89%
Year Ended October 31, 2017 $ 10.24 0.19 1.93 2.12 (0.22) (0.83) — (1.05) $ 11.31 22.25% $ 7,306,462 0.30% 1.76%
Year Ended October 31, 2016 $ 10.83 0.18 0.07 0.25 (0.19) (0.65) — (0.84) $ 10.24 2.70% $ 2,529,258 0.29% 1.81%

Investor Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.34 0.23 2.22 2.45 (0.25) — — (0.25) $ 10.54 29.77% $ 628,847,083 0.59% 4.67%
Year Ended October 31, 2020 $ 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8.34 1.63% $ 526,541,670 0.59% 5.85%
Year Ended October 31, 2019 $ 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) $ 9.48 11.55% $ 611,178,001 0.59% 1.69%
Year Ended October 31, 2018 $ 11.32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) $ 9.71 (1.50)% $ 611,560,592 0.60% 1.55%
Year Ended October 31, 2017 $ 10.25 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11.32 21.86% $ 710,201,505 0.58% 1.59%
Year Ended October 31, 2016 $ 10.84 0.14 0.08 0.22 (0.16) (0.65) — (0.81) $ 10.25 2.40% $ 685,933,267 0.58% 1.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

38 - Financial Highlights - April 30, 2021 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderately
Aggressive Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.78 0.25 1.92 2.17 (0.27) — — (0.27) $ 10.68 24.97% $ 184,807,357 0.52% 4.94%
Year Ended October 31, 2020 $ 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8.78 2.84% $ 152,025,832 0.53% 5.72%
Year Ended October 31, 2019 $ 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) $ 9.79 11.40% $ 147,843,150 0.53% 1.97%
Year Ended October 31, 2018 $ 11.41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) $ 10.08 (0.72)% $ 137,274,611 0.53% 1.73%
Year Ended October 31, 2017 $ 10.49 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11.41 19.09% $ 151,587,878 0.53% 1.78%
Year Ended October 31, 2016 $ 11.12 0.16 0.08 0.24 (0.17) (0.70) — (0.87) $ 10.49 2.59% $ 110,119,313 0.54% 1.54%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.39 0.21 1.82 2.03 (0.25) — — (0.25) $ 10.17 24.48% $ 26,971,972 1.23% 4.31%
Year Ended October 31, 2020 $ 9.43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) $ 8.39 2.17% $ 24,281,784 1.25% 4.99%
Year Ended October 31, 2019 $ 9.76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) $ 9.43 10.62% $ 35,743,139 1.25% 1.36%
Year Ended October 31, 2018 $ 11.11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) $ 9.76 (1.55)% $ 54,463,356 1.25% 1.04%
Year Ended October 31, 2017 $ 10.23 0.12 1.63 1.75 (0.13) (0.74) — (0.87) $ 11.11 18.29% $ 65,665,095 1.27% 1.16%
Year Ended October 31, 2016 $ 10.86 0.08 0.09 0.17 (0.10) (0.70) — (0.80) $ 10.23 1.93% $ 109,539,789 1.27% 0.79%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.44 0.22 1.84 2.06 (0.26) — — (0.26) $ 10.24 24.68% $ 106,633,427 0.84% 4.63%
Year Ended October 31, 2020 $ 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) $ 8.44 2.61% $ 94,195,325 0.85% 5.36%
Year Ended October 31, 2019 $ 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) $ 9.46 11.07% $ 112,622,378 0.84% 1.72%
Year Ended October 31, 2018 $ 11.12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) $ 9.78 (1.14)% $ 128,988,430 0.84% 1.46%
Year Ended October 31, 2017 $ 10.24 0.16 1.64 1.80 (0.18) (0.74) — (0.92) $ 11.12 18.81% $ 161,689,916 0.82% 1.53%
Year Ended October 31, 2016 $ 10.88 0.13 0.07 0.20 (0.14) (0.70) — (0.84) $ 10.24 2.25% $ 169,510,980 0.83% 1.25%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 8.76 0.26 1.93 2.19 (0.28) — — (0.28) $ 10.67 25.24% $ 507,556,576 0.18% 5.27%
Year Ended October 31, 2020 $ 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) $ 8.76 3.20% $ 429,531,991 0.19% 5.83%
Year Ended October 31, 2019 $ 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) $ 9.77 11.81% $ 428,123,373 0.18% 2.30%
Year Ended October 31, 2018 $ 11.40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) $ 10.06 (0.46)% $ 373,903,322 0.18% 2.04%
Year Ended October 31, 2017 $ 10.48 0.22 1.69 1.91 (0.25) (0.74) — (0.99) $ 11.40 19.51% $ 353,319,609 0.18% 2.08%
Year Ended October 31, 2016 $ 11.11 0.19 0.09 0.28 (0.21) (0.70) — (0.91) $ 10.48 2.97% $ 415,296,337 0.18% 1.88%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.74 0.26 1.91 2.17 (0.27) — — (0.27) $ 10.64 25.17% $ 22,380,541 0.23% 5.25%
Year Ended October 31, 2020 $ 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) $ 8.74 3.12% $ 18,652,177 0.26% 6.16%
Year Ended October 31, 2019 $ 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) $ 9.75 11.73% $ 20,759,726 0.28% 2.22%
Year Ended October 31, 2018 $ 11.38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) $ 10.04 (0.56)% $ 20,267,114 0.28% 1.99%
Year Ended October 31, 2017 $ 10.46 0.18 1.72 1.90 (0.24) (0.74) — (0.98) $ 11.38 19.47% $ 20,484,770 0.27% 1.65%
Year Ended October 31, 2016 $ 11.09 0.18 0.08 0.26 (0.19) (0.70) — (0.89) $ 10.46 2.85% $ 2,993,117 0.28% 1.74%

Investor Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.75 0.24 1.92 2.16 (0.27) — — (0.27) $ 10.64 24.92% $ 775,136,598 0.58% 4.86%
Year Ended October 31, 2020 $ 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8.75 2.78% $ 670,020,225 0.59% 5.69%
Year Ended October 31, 2019 $ 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) $ 9.76 11.37% $ 798,172,857 0.58% 1.93%
Year Ended October 31, 2018 $ 11.39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) $ 10.05 (0.87)% $ 811,009,879 0.58% 1.71%
Year Ended October 31, 2017 $ 10.47 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11.39 19.06% $ 964,697,956 0.58% 1.76%
Year Ended October 31, 2016 $ 11.09 0.15 0.09 0.24 (0.16) (0.70) — (0.86) $ 10.47 2.65% $ 949,236,372 0.58% 1.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

40 - Financial Highlights - April 30, 2021 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderate Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.06 0.22 1.41 1.63 (0.24) — — (0.24) $ 10.45 18.17% $ 164,684,405 0.52% 4.42%
Year Ended October 31, 2020 $ 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) $ 9.06 3.46% $ 142,688,676 0.53% 5.04%
Year Ended October 31, 2019 $ 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) $ 9.64 10.37% $ 137,178,765 0.53% 2.03%
Year Ended October 31, 2018 $ 10.64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) $ 9.79 (0.37)% $ 132,812,662 0.54% 1.82%
Year Ended October 31, 2017 $ 10.11 0.20 1.16 1.36 (0.22) (0.61) — (0.83) $ 10.64 14.35% $ 149,005,220 0.54% 1.99%
Year Ended October 31, 2016 $ 10.78 0.16 0.10 0.26 (0.17) (0.76) — (0.93) $ 10.11 2.81% $ 127,043,425 0.54% 1.60%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.81 0.18 1.37 1.55 (0.22) — — (0.22) $ 10.14 17.76% $ 42,093,625 1.26% 3.77%
Year Ended October 31, 2020 $ 9.41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) $ 8.81 2.68% $ 39,214,275 1.27% 4.26%
Year Ended October 31, 2019 $ 9.59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) $ 9.41 9.46% $ 50,158,279 1.25% 1.39%
Year Ended October 31, 2018 $ 10.43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) $ 9.59 (1.00)% $ 74,319,207 1.26% 1.11%
Year Ended October 31, 2017 $ 9.92 0.13 1.13 1.26 (0.14) (0.61) — (0.75) $ 10.43 13.53% $ 90,700,172 1.26% 1.30%
Year Ended October 31, 2016 $ 10.59 0.09 0.10 0.19 (0.10) (0.76) — (0.86) $ 9.92 2.11%(h) $ 124,781,047 1.26% 0.87%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.74 0.20 1.36 1.56 (0.23) — — (0.23) $ 10.07 18.03% $ 78,000,145 0.83% 4.09%
Year Ended October 31, 2020 $ 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) $ 8.74 3.15% $ 72,805,405 0.84% 4.75%
Year Ended October 31, 2019 $ 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) $ 9.33 9.90% $ 89,053,324 0.84% 1.77%
Year Ended October 31, 2018 $ 10.36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) $ 9.52 (0.58)% $ 101,171,021 0.83% 1.54%
Year Ended October 31, 2017 $ 9.87 0.17 1.12 1.29 (0.19) (0.61) — (0.80) $ 10.36 13.95% $ 127,193,776 0.83% 1.71%
Year Ended October 31, 2016 $ 10.54 0.13 0.10 0.23 (0.14) (0.76) — (0.90) $ 9.87 2.58% $ 137,001,590 0.83% 1.31%
Class R6 Shares( i )
Six Months Ended April 30,
2021 (Unaudited) $ 9.00 0.23 1.41 1.64 (0.26) — — (0.26) $ 10.38 18.38% $ 402,374,064 0.19% 4.75%
Year Ended October 31, 2020 $ 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) $ 9.00 3.85% $ 381,613,926 0.19% 5.20%
Year Ended October 31, 2019 $ 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) $ 9.58 10.71% $ 369,915,572 0.19% 2.35%
Year Ended October 31, 2018 $ 10.59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) $ 9.74 (0.01)% $ 317,770,251 0.18% 2.16%
Year Ended October 31, 2017 $ 10.07 0.23 1.16 1.39 (0.26) (0.61) — (0.87) $ 10.59 14.71% $ 322,034,922 0.18% 2.26%
Year Ended October 31, 2016 $ 10.74 0.19 0.10 0.29 (0.20) (0.76) — (0.96) $ 10.07 3.21% $ 427,224,825 0.18% 1.95%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.99 0.24 1.39 1.63 (0.25) — — (0.25) $ 10.37 18.34% $ 10,274,261 0.29% 4.82%
Year Ended October 31, 2020 $ 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) $ 8.99 3.74% $ 9,980,276 0.29% 5.25%
Year Ended October 31, 2019 $ 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) $ 9.57 10.60% $ 13,521,461 0.29% 2.39%
Year Ended October 31, 2018 $ 10.58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) $ 9.73 (0.11)% $ 17,863,342 0.28% 2.04%
Year Ended October 31, 2017 $ 10.06 0.20 1.18 1.38 (0.25) (0.61) — (0.86) $ 10.58 14.65% $ 15,748,468 0.26% 1.93%
Year Ended October 31, 2016 $ 10.73 0.19 0.09 0.28 (0.19) (0.76) — (0.95) $ 10.06 3.11% $ 4,778,443 0.26% 1.86%

Investor Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.00 0.21 1.42 1.63 (0.24) — — (0.24) $ 10.39 18.25% $ 550,551,554 0.58% 4.34%
Year Ended October 31, 2020 $ 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) $ 9.00 3.40% $ 498,720,974 0.59% 5.01%
Year Ended October 31, 2019 $ 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) $ 9.58 10.26% $ 595,109,194 0.59% 1.98%
Year Ended October 31, 2018 $ 10.59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) $ 9.74 (0.42)% $ 605,801,091 0.58% 1.78%
Year Ended October 31, 2017 $ 10.07 0.20 1.14 1.34 (0.21) (0.61) — (0.82) $ 10.59 14.25% $ 696,628,902 0.58% 1.94%
Year Ended October 31, 2016 $ 10.73 0.15 0.11 0.26 (0.16) (0.76) — (0.92) $ 10.07 2.88% $ 720,411,875 0.58% 1.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

42 - Financial Highlights - April 30, 2021 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderately
Conservative Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.74 0.19 0.98 1.17 (0.21) — — (0.21) $ 10.70 12.09% $ 70,159,289 0.50% 3.62%
Year Ended October 31, 2020 $ 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) $ 9.74 4.20% $ 63,724,683 0.53% 3.96%
Year Ended October 31, 2019 $ 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) $ 9.99 9.11% $ 60,255,588 0.55% 2.10%
Year Ended October 31, 2018 $ 10.51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) $ 9.90 (0.22)% $ 59,304,391 0.55% 1.93%
Year Ended October 31, 2017 $ 10.14 0.21 0.72 0.93 (0.22) (0.34) — (0.56) $ 10.51 9.54% $ 67,291,272 0.55% 2.02%
Year Ended October 31, 2016 $ 10.35 0.17 0.13 0.30 (0.18) (0.33) — (0.51) $ 10.14 3.11% $ 54,037,826 0.54% 1.70%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.68 0.15 0.96 1.11 (0.18) — — (0.18) $ 10.61 11.53% $ 36,566,359 1.27% 2.89%
Year Ended October 31, 2020 $ 9.93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) $ 9.68 3.47% $ 34,375,356 1.28% 3.16%
Year Ended October 31, 2019 $ 9.84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) $ 9.93 8.37% $ 42,816,557 1.28% 1.40%
Year Ended October 31, 2018 $ 10.46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) $ 9.84 (1.05)% $ 46,816,101 1.28% 1.18%
Year Ended October 31, 2017 $ 10.09 0.13 0.72 0.85 (0.14) (0.34) — (0.48) $ 10.46 8.74% $ 52,822,319 1.28% 1.31%
Year Ended October 31, 2016 $ 10.29 0.10 0.14 0.24 (0.11) (0.33) — (0.44) $ 10.09 2.47% $ 60,735,873 1.28% 0.95%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.77 0.17 0.98 1.15 (0.19) — — (0.19) $ 10.73 11.82% $ 25,823,175 0.89% 3.29%
Year Ended October 31, 2020 $ 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) $ 9.77 3.92% $ 27,756,957 0.88% 3.63%
Year Ended October 31, 2019 $ 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) $ 10.01 8.74% $ 34,742,070 0.87% 1.82%
Year Ended October 31, 2018 $ 10.54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) $ 9.92 (0.63)% $ 39,807,735 0.86% 1.62%
Year Ended October 31, 2017 $ 10.16 0.18 0.73 0.91 (0.19) (0.34) — (0.53) $ 10.54 9.27% $ 51,281,805 0.85% 1.75%
Year Ended October 31, 2016 $ 10.36 0.14 0.14 0.28 (0.15) (0.33) — (0.48) $ 10.16 2.88% $ 57,969,013 0.85% 1.39%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9.87 0.21 0.99 1.20 (0.22) — — (0.22) $ 10.85 12.29% $ 150,295,062 0.21% 3.93%
Year Ended October 31, 2020 $ 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) $ 9.87 4.48% $ 136,414,040 0.22% 4.23%
Year Ended October 31, 2019 $ 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) $ 10.12 9.47% $ 137,632,868 0.22% 2.43%
Year Ended October 31, 2018 $ 10.63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) $ 10.02 0.13% $ 120,763,200 0.21% 2.24%
Year Ended October 31, 2017 $ 10.25 0.24 0.74 0.98 (0.26) (0.34) — (0.60) $ 10.63 9.89% $ 119,928,414 0.21% 2.34%
Year Ended October 31, 2016 $ 10.45 0.21 0.13 0.34 (0.21) (0.33) — (0.54) $ 10.25 3.53% $ 150,948,313 0.20% 2.02%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.82 0.20 0.99 1.19 (0.22) — — (0.22) $ 10.79 12.19% $ 5,767,841 0.32% 3.84%
Year Ended October 31, 2020 $ 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) $ 9.82 4.34% $ 5,453,775 0.37% 4.17%
Year Ended October 31, 2019 $ 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) $ 10.07 9.38% $ 8,865,165 0.35% 2.35%
Year Ended October 31, 2018 $ 10.59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) $ 9.97 (0.06)% $ 12,694,105 0.30% 2.12%
Year Ended October 31, 2017 $ 10.21 0.22 0.75 0.97 (0.25) (0.34) — (0.59) $ 10.59 9.85% $ 10,656,590 0.30% 2.14%
Year Ended October 31, 2016 $ 10.41 0.20 0.13 0.33 (0.20) (0.33) — (0.53) $ 10.21 3.43% $ 3,300,780 0.30% 1.94%

Investor Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.82 0.18 0.98 1.16 (0.20) — — (0.20) $ 10.78 11.92% $ 148,062,298 0.62% 3.49%
Year Ended October 31, 2020 $ 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) $ 9.82 4.17% $ 135,198,616 0.63% 3.91%
Year Ended October 31, 2019 $ 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) $ 10.06 8.96% $ 151,769,825 0.63% 2.04%
Year Ended October 31, 2018 $ 10.58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) $ 9.97 (0.28)% $ 157,756,114 0.61% 1.86%
Year Ended October 31, 2017 $ 10.20 0.21 0.73 0.94 (0.22) (0.34) — (0.56) $ 10.58 9.50% $ 185,927,647 0.60% 2.01%
Year Ended October 31, 2016 $ 10.40 0.16 0.14 0.30 (0.17) (0.33) — (0.50) $ 10.20 3.12% $ 206,587,771 0.60% 1.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

44 - Financial Highlights - April 30, 2021 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Conservative
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.38 0.15 0.46 0.61 (0.16) — — (0.16) $ 10.83 5.87% $ 87,979,192 0.53% 2.73%
Year Ended October 31, 2020 $ 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) $ 10.38 4.80% $ 88,254,293 0.54% 2.80%
Year Ended October 31, 2019 $ 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) $ 10.26 7.95% $ 84,754,172 0.54% 2.22%
Year Ended October 31, 2018 $ 10.36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) $ 10.01 (0.44)% $ 91,956,405 0.53% 2.03%
Year Ended October 31, 2017 $ 10.16 0.21 0.30 0.51 (0.21) (0.10) — (0.31) $ 10.36 5.15% $ 118,949,342 0.53% 2.06%
Year Ended October 31, 2016 $ 10.14 0.17 0.16 0.33 (0.18) (0.13) — (0.31) $ 10.16 3.31% $ 155,015,063 0.54% 1.67%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.32 0.11 0.45 0.56 (0.12) — — (0.12) $ 10.76 5.44% $ 111,425,224 1.27% 2.00%
Year Ended October 31, 2020 $ 10.20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) $ 10.32 4.03% $ 112,259,441 1.28% 2.07%
Year Ended October 31, 2019 $ 9.96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) $ 10.20 7.08% $ 124,962,092 1.28% 1.49%
Year Ended October 31, 2018 $ 10.31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) $ 9.96 (1.18)% $ 141,350,080 1.27% 1.28%
Year Ended October 31, 2017 $ 10.11 0.13 0.31 0.44 (0.14) (0.10) — (0.24) $ 10.31 4.41% $ 153,601,464 1.27% 1.30%
Year Ended October 31, 2016 $ 10.09 0.09 0.16 0.25 (0.10) (0.13) — (0.23) $ 10.11 2.58% $ 148,901,612 1.28% 0.94%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.36 0.13 0.45 0.58 (0.14) — — (0.14) $ 10.80 5.62% $ 27,282,176 0.86% 2.52%
Year Ended October 31, 2020 $ 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) $ 10.36 4.55% $ 27,980,035 0.87% 2.50%
Year Ended October 31, 2019 $ 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) $ 10.23 7.51% $ 28,863,925 0.87% 1.90%
Year Ended October 31, 2018 $ 10.34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) $ 9.99 (0.76)% $ 30,479,796 0.85% 1.70%
Year Ended October 31, 2017 $ 10.14 0.18 0.30 0.48 (0.18) (0.10) — (0.28) $ 10.34 4.83% $ 37,657,787 0.84% 1.74%
Year Ended October 31, 2016 $ 10.12 0.14 0.15 0.29 (0.14) (0.13) — (0.27) $ 10.14 2.97% $ 46,395,556 0.85% 1.37%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 10.44 0.16 0.46 0.62 (0.17) — — (0.17) $ 10.89 6.01% $ 106,251,946 0.20% 3.02%
Year Ended October 31, 2020 $ 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) $ 10.44 5.22% $ 102,889,527 0.21% 3.11%
Year Ended October 31, 2019 $ 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) $ 10.31 8.16% $ 92,131,438 0.21% 2.52%
Year Ended October 31, 2018 $ 10.42 0.24 (0.24) — (0.25) (0.10) — (0.35) $ 10.07 (0.10)% $ 84,633,584 0.20% 2.35%
Year Ended October 31, 2017 $ 10.21 0.24 0.32 0.56 (0.25) (0.10) — (0.35) $ 10.42 5.58% $ 84,374,346 0.20% 2.35%
Year Ended October 31, 2016 $ 10.19 0.20 0.16 0.36 (0.21) (0.13) — (0.34) $ 10.21 3.63% $ 105,411,080 0.20% 2.02%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.41 0.16 0.46 0.62 (0.17) — — (0.17) $ 10.86 5.97% $ 181,896,016 0.30% 2.96%
Year Ended October 31, 2020 $ 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) $ 10.41 5.04% $ 177,188,611 0.29% 3.13%
Year Ended October 31, 2019 $ 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) $ 10.29 8.21% $ 219,475,997 0.28% 2.49%
Year Ended October 31, 2018 $ 10.39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) $ 10.04 (0.19)% $ 218,169,172 0.28% 2.26%
Year Ended October 31, 2017 $ 10.19 0.23 0.31 0.54 (0.24) (0.10) — (0.34) $ 10.39 5.40% $ 205,208,144 0.29% 2.25%
Year Ended October 31, 2016 $ 10.17 0.19 0.16 0.35 (0.20) (0.13) — (0.33) $ 10.19 3.55% $ 115,594,654 0.30% 1.90%

Investor Destination Funds - April 30, 2021 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.42 0.14 0.45 0.59 (0.15) — — (0.15) $ 10.86 5.81%( i ) $ 125,502,639 0.60% 2.61%
Year Ended October 31, 2020 $ 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) $ 10.42 4.80% $ 122,605,192 0.61% 2.75%
Year Ended October 31, 2019 $ 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) $ 10.29 7.74% $ 117,677,319 0.61% 2.14%
Year Ended October 31, 2018 $ 10.40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) $ 10.05 (0.50)% $ 119,347,076 0.60% 1.95%
Year Ended October 31, 2017 $ 10.19 0.20 0.32 0.52 (0.21) (0.10) — (0.31) $ 10.40 5.17% $ 133,359,602 0.59% 1.99%
Year Ended October 31, 2016 $ 10.17 0.16 0.16 0.32 (0.17) (0.13) — (0.30) $ 10.19 3.22% $ 152,002,561 0.60% 1.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
( i ) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

46 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds
("ETFs")) (together, the “Underlying Funds”), and may have
additional investment and concentration risk. The Underlying
Funds typically invest in stocks, bonds, and other securities.
Each Fund may also invest in an unregistered fixed interest
contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6,
Institutional Service Class and Service Class shares. Class
C shares will convert to Class A shares ten years after their purchase as described in each Fund’s prospectus. Each share
class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 47
(“NAV”) as reported by such Underlying Fund. Shares of ETFs
are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of
registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which
are open-end investment companies generally available
to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as
of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended April 30, 2021, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 20 December 31, 20 20 2.20%
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 April 30, 2021 2.15%
May 1, 2021 no less than 0.00% per annum.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 107,207,452 $ – $ – $ 107,207,452
Investment Companies 989,562,275 – – 989,562,275
Total $ 1,096,769,727 $ – $ – $ 1,096,769,727

48 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 150,071,840 $ – $ – $ 150,071,840
Investment Companies 1,474,139,524 – – 1,474,139,524
Total $ 1,624,211,364 $ – $ – $ 1,624,211,364
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 113,695,770 $ – $ – $ 113,695,770
Investment Companies 1,051,312,014 – – 1,051,312,014
Investment Contract – – 83,650,909 83,650,909
Short-Term Investment 18,271,921 – – 18,271,921
Total $ 1,183,279,705 $ – $ 83,650,909 $ 1,266,930,614
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 35,815,550 $ – $ – $ 35,815,550
Investment Companies 352,383,004 – – 352,383,004
Investment Contract – – 48,765,782 48,765,782
Short-Term Investment 6,066,453 – – 6,066,453
Total $ 394,265,007 $ – $ 48,765,782 $ 443,030,789
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,522,446 $ – $ – $ 57,522,446
Investment Companies 482,592,638 – – 482,592,638
Investment Contract – – 100,563,601 100,563,601
Short-Term Investment 27,150,047 – – 27,150,047
Total $ 567,265,131 $ – $ 100,563,601 $ 667,828,732
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2020 $ 93,448,899 $ 93,448,899
Purchases
*
3,038,328 3,038,328
Sales (12,836,318) (12,836,318)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 83,650,909 $ 83,650,909

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 49
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutualfunds or at the
SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2020 $ 53,040,217 $ 53,040,217
Purchases
*
2,303,982 2,303,982
Sales (6,578,417) (6,578,417)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 48,765,782 $ 48,765,782
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2020 $ 114,288,847 $ 114,288,847
Purchases
*
4,369,315 4,369,315
Sales (18,094,561) (18,094,561)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2021 $ 100,563,601 $ 100,563,601
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

50 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
At April 30, 2021, Funds that had overdrawn balances were as follows:
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 166,310
Investor Destinations Moderately Aggressive 202,707
Investor Destinations Moderate 127,866
Investor Destinations Moderately Conservative 29,021
Investor Destinations Conservative 151,762
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Moderate $ 18,271,921
Investor Destinations Moderately Conservative 6,066,453
Investor Destinations Conservative 27,150,047

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 51
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the

52 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA an investment advisory fee of 0.13% per year
based on the Fund’s average daily net assets. For the six
months ended April 30, 2021, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation
Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and
other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the Funds had no cumulative potential
reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an
aggregate of $681,071 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $8,558.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares, 1.00% for Class C shares, 0.50% for Class
R shares, and 0.25% for Service Class shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-
end sales charge on Class A shares. These fees are deducted
from, and are not included in, proceeds from sales of Class
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 53
A shares of the Funds. From these fees, NFD pays sales
commissions, salaries and other expenses in connection with
generating new sales of Class A shares of the Funds. The
Funds' Class A sales charges range from 0.00% to 5.75%
based on the amount purchased. During the six months ended
April 30, 2021, the Funds imposed aggregate front-end sales
charges of $181,971. From these fees, NFD retained a portion amounting to $24,048.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
six months ended April 30, 2021, the Funds imposed aggregate
CDSCs of $463. NFD retained all of the CDSCs imposed by
the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each Fund.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.06% 0.16% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.05 0.16 0.05 0.15
Investor Destinations Moderate 0.09 0.08 0.15 0.10 0.15
Investor Destinations Moderately Conservative 0.04 0.06 0.18 0.10 0.16
Investor Destinations Conservative 0.08 0.07 0.16 0.10 0.15
Fund Amount
Investor Destinations Aggressive $ 534,576
Investor Destinations Moderately Aggressive 729,391
Investor Destinations Moderate 547,502
Investor Destinations Moderately Conservative 166,307
Investor Destinations Conservative 283,263
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 43.84%
Investor Destinations Moderately Aggressive 36.13
Investor Destinations Moderate 32.17
Investor Destinations Moderately Conservative 23.07
Investor Destinations Conservative 12.66

54 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
Investment in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract. The
Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April
30, 2021 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,068,696 9,516,435 1,046,460 (725,931) (42,435) 614,567 10,409,096 492,479 —
Nationwide Emerging
Markets Debt Fund,
Class R6 1,057,779 9,393,090 1,416,289 (725,931) (13,630) 412,770 10,482,588 128,628 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 2,069,884 — 21,112,204 (533,000) 29,801 1,642,246 22,251,251 — —
Nationwide International
Index Fund, Class R6 25,752,491 191,524,763 6,400,673 (15,828,467) 339,570 50,623,501 233,060,040 2,477,943 —
Nationwide International
Small Cap Fund, Class R6 3,321,131 36,447,222 643,760 (5,828,693) 824,793 11,951,109 44,038,191 385,895 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,196,275 35,784,398 3,975,342 (23,398,929) 7,936,536 (2,692,619) 21,604,728 — 980,321
Nationwide Mid Cap Market
Index Fund, Class R6 6,531,812 106,916,115 4,405,129 (19,879,621) 199,226 40,824,300 132,465,149 716,443 2,924,759
Nationwide Multi-Cap
Portfolio, Class R6 37,241,858 390,451,977 29,679,140 (31,747,533) 2,019,595 98,954,837 489,358,016 21,743,184 —
Nationwide Bond Index
Fund, Class R6 522,723 14,029,340 2,006,984 (9,636,495) (29,663) (400,673) 5,969,493 120,187 —
Nationwide Bond Portfolio,
Class R6 ** 948,444 — 9,487,779 — — 72,541 9,560,320 — —
Nationwide Core Plus Bond
Fund, Class R6 793 4,767,117 611,269 (5,255,671) 120,646 (234,942) 8,419 45,560 82,337
Nationwide Loomis Core
Bond Fund, Class R6 929,532 9,497,399 2,084,608 (725,931) (28,000) (473,092) 10,354,984 80,967 307,725
Total 808,327,856 82,869,637 (114,286,202) 11,356,439 201,294,545 989,562,275 26,191,286 4,295,142
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 4,785,220 42,795,488 4,722,899 (3,483,797) (127,179) 2,700,629 46,608,040 2,210,181 —
Nationwide Amundi Strategic
Income Fund, Class R6 2,209,175 21,936,406 2,288,919 (1,883,626) (11,048) 865,685 23,196,336 1,081,851 —
Nationwide Emerging
Markets Debt Fund,
Class R6 3,157,447 28,903,945 3,540,404 (2,386,051) (26,905) 1,258,902 31,290,295 391,946 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 2,316,573 — 23,583,145 (545,809) 28,369 1,837,460 24,903,165 — —
Nationwide International
Index Fund, Class R6 27,564,339 212,863,958 3,725,892 (23,180,459) 775,968 55,271,911 249,457,270 2,753,631 —
Nationwide International
Small Cap Fund, Class R6 4,212,515 47,509,101 714,759 (8,879,718) 1,395,982 15,117,819 55,857,943 502,856 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,327,374 41,539,494 3,229,068 (26,752,700) 9,579,189 (3,622,673) 23,972,378 — 1,137,789
Nationwide Mid Cap Market
Index Fund, Class R6 6,415,478 108,650,452 4,188,196 (23,881,911) 230,182 40,918,975 130,105,894 725,060 2,977,006
Nationwide Multi-Cap
Portfolio, Class R6 52,923,258 563,336,208 40,212,662 (52,476,868) 2,851,635 141,487,975 695,411,612 31,359,376 —
Nationwide Bond Index
Fund, Class R6 3,598,454 91,576,837 13,464,103 (61,139,028) 274,895 (3,082,467) 41,094,340 787,991 —
Nationwide Bond Portfolio,
Class R6 ** 5,887,355 — 58,890,663 — — 453,878 59,344,541 — —

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 55
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Core Plus Bond
Fund, Class R6 4,382,748 56,809,321 8,337,346 (17,484,926) (161,370) (999,417) 46,500,954 655,038 979,695
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,411,643 14,577,028 1,919,144 (1,150,302) (5,887) 145,737 15,485,720 114,576 —
Nationwide Loomis Core
Bond Fund, Class R6 2,774,779 28,890,804 5,958,279 (2,422,128) (89,004) (1,426,915) 30,911,036 243,843 931,427
Total 1,259,389,042 174,775,479 (225,667,323) 14,714,827 250,927,499 1,474,139,524 40,826,349 6,025,917
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 3,716,127 35,327,682 2,335,460 (3,575,617) (132,459) 2,240,014 36,195,080 1,807,720 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,715,407 17,897,762 1,200,465 (1,787,808) 1,143 700,210 18,011,772 877,972 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,452,605 23,646,684 2,021,705 (2,383,745) (22,066) 1,042,734 24,305,312 318,318 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 1,141,454 — 11,932,201 (604,888) 37,687 905,630 12,270,630 — —
Nationwide International
Index Fund, Class R6 15,663,781 127,164,914 3,103,299 (21,768,645) 1,087,616 32,170,033 141,757,217 1,635,560 —
Nationwide International
Small Cap Fund, Class R6 1,782,960 21,347,782 462,942 (5,493,400) 835,321 6,489,404 23,642,049 224,757 —
Nationwide Loomis All Cap
Growth Fund, Class R6 641,163 21,379,834 1,119,171 (13,934,745) 5,216,832 (2,201,682) 11,579,410 — 582,171
Nationwide Mid Cap Market
Index Fund, Class R6 3,040,269 54,525,637 2,466,415 (15,713,626) 308,406 20,069,830 61,656,662 361,758 1,493,099
Nationwide Multi-Cap
Portfolio, Class R6 34,849,272 376,040,974 39,542,220 (54,130,055) 2,965,686 93,500,603 457,919,428 20,810,110 —
Nationwide Bond Index
Fund, Class R6 3,918,605 105,046,318 11,770,179 (68,962,883) (375,611) (2,727,532) 44,750,471 893,036 —
Nationwide Bond Portfolio,
Class R6 ** 6,273,380 — 62,747,880 — — 487,791 63,235,671 — —
Nationwide Core Plus Bond
Fund, Class R6 3,405,488 58,570,611 6,729,304 (27,958,740) 340,247 (1,549,196) 36,132,226 642,859 1,004,177
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,096,134 11,821,578 1,279,723 (1,191,873) (6,672) 121,838 12,024,594 92,257 —
Nationwide Loomis Core
Bond Fund, Class R6 5,386,827 58,492,850 10,520,030 (5,959,362) (159,937) (2,884,326) 60,009,255 491,013 1,881,277
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,616,046 47,190,533 5,384,089 (4,785,070) (9,260) 41,945 47,822,237 389,712 —
Nationwide Contract ^∞(a) $83,650,909 93,448,899 3,038,328 (12,836,318) — — 83,650,909 946,591 —
Total 1,051,902,058 165,653,411 (241,086,775) 10,086,933 148,407,296 1,134,962,923 29,491,663 4,960,724

56 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,318,295 12,334,007 1,024,000 (1,247,081) (56,621) 785,890 12,840,195 638,585 —
Nationwide Amundi Strategic
Income Fund, Class R6 608,623 6,282,011 503,643 (638,836) (2,562) 246,287 6,390,543 310,935 —
Nationwide Emerging
Markets Debt Fund,
Class R6 434,900 4,131,524 373,271 (373,616) (6,018) 184,697 4,309,858 56,072 —
Nationwide International
Index Fund, Class R6 3,941,891 31,697,965 1,454,060 (5,698,714) 148,743 8,072,056 35,674,110 413,441 —
Nationwide International
Small Cap Fund, Class R6 307,111 3,611,291 154,153 (929,363) 191,560 1,044,657 4,072,298 38,528 —
Nationwide Mid Cap Market
Index Fund, Class R6 917,390 16,186,333 1,077,906 (4,680,181) 17,164 6,003,439 18,604,661 108,389 449,206
Nationwide Multi-Cap
Portfolio, Class R6 8,599,221 88,840,610 13,112,371 (11,783,197) 373,841 22,450,135 112,993,760 4,986,586 —
Nationwide Bond Index
Fund, Class R6 2,895,946 71,300,371 7,012,879 (43,143,152) 64,845 (2,163,244) 33,071,699 611,716 —
Nationwide Bond Portfolio,
Class R6 ** 4,109,390 — 41,101,882 — — 320,771 41,422,653 — —
Nationwide Core Plus Bond
Fund, Class R6 2,012,666 28,860,621 2,979,016 (9,903,481) 97,773 (679,540) 21,354,389 323,737 501,119
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,166,711 12,414,713 1,113,854 (854,216) (4,412) 128,883 12,798,822 97,657 —
Nationwide Loomis Core
Bond Fund, Class R6 1,528,924 16,545,240 2,489,484 (1,138,954) (30,268) (833,289) 17,032,213 138,227 540,636
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,071,217 32,951,109 1,548,365 (2,716,937) 7,628 27,638 31,817,803 263,954 —
Nationwide Contract ^∞(a) $48,765,782 53,040,217 2,303,982 (6,578,417) — — 48,765,782 540,972 —
Total 378,196,012 76,248,866 (89,686,145) 801,673 35,588,380 401,148,786 8,528,799 1,490,961
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,302,781 12,625,750 1,025,046 (1,703,569) (87,684) 829,545 12,689,088 654,634 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,804,270 19,276,081 1,509,123 (2,586,567) (7,870) 754,064 18,944,831 953,506 —
Nationwide Emerging
Markets Debt Fund,
Class R6 644,725 6,245,824 489,317 (610,372) (21,448) 285,908 6,389,229 84,981 —
Nationwide International
Index Fund, Class R6 3,248,120 27,408,203 1,192,384 (6,253,271) 179,152 6,869,019 29,395,487 358,959 —
Nationwide International
Small Cap Fund, Class R6 227,807 2,766,032 112,965 (800,865) 173,621 768,974 3,020,727 29,623 —
Nationwide Mid Cap Market
Index Fund, Class R6 621,858 11,664,078 745,580 (4,060,100) 154,525 4,107,198 12,611,281 77,914 325,034
Nationwide Multi-Cap
Portfolio, Class R6 6,882,228 69,889,964 15,622,914 (13,111,539) 566,690 17,464,445 90,432,474 3,940,682 —
Nationwide Bond Index
Fund, Class R6 5,518,388 139,779,035 10,520,469 (83,227,548) 299,937 (4,351,898) 63,019,995 1,190,999 —
Nationwide Bond Portfolio,
Class R6 ** 7,519,228 — 75,199,898 — — 593,919 75,793,817 — —
Nationwide Core Plus Bond
Fund, Class R6 4,176,128 57,177,850 4,682,268 (16,406,243) 259,197 (1,404,359) 44,308,713 648,164 1,000,152
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,882,132 31,666,529 2,087,134 (2,440,780) (15,695) 319,801 31,616,989 250,060 —
Nationwide Loomis Core
Bond Fund, Class R6 1,133,173 12,665,230 1,599,562 (976,310) (27,812) (637,121) 12,623,549 105,416 415,643

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 57
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is
available at www.nationwide.com/mutualfunds or at the SEC's
website at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Loomis Short
Term Bond Fund, Class
R6 7,890,585 89,200,259 3,238,729 (10,795,199) 158,040 (55,371) 81,746,458 706,429 —
Nationwide Contract ^∞(a) $100,563,601 114,288,847 4,369,315 (18,094,561) — — 100,563,601 1,156,719 —
Total 594,653,682 122,394,704 (161,066,924) 1,630,653 25,544,124 583,156,239 10,158,086 1,740,829
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

58 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Investor Destination Funds
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s semiannual
report to shareholders, which is available at www.nationwide.
com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 89,769,015 $ 123,680,405
Investor Destinations Moderately Aggressive 182,847,437 242,862,513
Investor Destinations Moderate 186,546,195 256,495,780
Investor Destinations Moderately Conservative 87,577,085 92,617,065
Investor Destinations Conservative 147,202,815 163,871,287
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 59
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
As of April 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 53.32% 3(a)
Investor Destinations Moderately Aggressive 54.02 3(a)
Investor Destinations Moderate 51.73 3(a)
Investor Destinations Moderately Conservative 28.79 1
Investor Destinations Conservative 13.26 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 902,641,966 $ 194,127,761 $ – $ 194,127,761
Investor Destinations Moderately Aggressive 1,358,490,705 265,720,659 – 265,720,659
Investor Destinations Moderate 1,080,502,277 186,935,293 (506,956) 186,428,337
Investor Destinations Moderately Conservative 393,375,445 50,033,978 (378,634) 49,655,344
Investor Destinations Conservative 622,573,262 46,143,474 (888,004) 45,255,470
Amounts designated as "−" are zero or have been rounded to zero.

60 - Supplemental Information - April 30, 2021 (Unaudited) - Investor Destination Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive
Fund
Nationwide Investor Destinations Moderately Conservative
Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) (the “Advisory Agreements”) must be
approved for each series of the Trust (individually a “Fund”
and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”),
cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the Securities and
Exchange Commission issued an exemptive order suspending
the in-person voting requirements of the Investment Company
Act of 1940, as amended for approval of investment advisory
agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreement, including investment performance, reports with
respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the
Funds, the Trustees took into account, among other things,
the nature, extent, and quality of services provided by the
Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, financial analysis, and its asset
allocation methodology.
The Adviser’s personnel and methods; the number of
the Adviser’s advisory and analytical personnel; general
information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s
risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser.

Investor Destination Funds - April 30, 2021 (Unaudited) - Supplemental Information - 61
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was at a level lower than its peer group median, although the actual management fees paid
by the Funds were paid at rates higher than the medians of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that each Fund’s expenses generally
were consistent with continuation of the Fund’s Advisory
Agreements.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that
each of Nationwide Investor Destinations Conservative Fund
and Nationwide Investor Destinations Moderately Conservative
Fund was shown to have experienced three-year performance
for the period ended June 30, 2020 at or above its peer group median, and that Nationwide Investor Destinations Moderate
Fund achieved three-year performance within a generally
acceptable range of the Fund’s peer group median. With
respect to Nationwide Investor Destinations Aggressive Fund
and Nationwide Investor Destinations Moderately Aggressive
Fund, whose performance ranked less favorably against the
funds in their peer groups, the Trustees considered changes
made by the Adviser in the underlying Funds in which the
Funds invest, including the replacement of certain underlying
Funds with the Nationwide Multi-Cap Portfolio. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory
Agreements, that the Adviser’s explanation regarding the
Funds’ investment performance was sufficient to support
approval of the continuance of the Advisory Agreements for an additional one-year period.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that the Funds’ advisory fee rate schedules are not
subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow

62 - Supplemental Information - April 30, 2021 (Unaudited) - Investor Destination Funds
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Management Information - 63
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

64 - Management Information - April 30, 2021 (Unaudited) - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Management Information - 65
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

66 - Market Index Definitions - April 30, 2021 (Unaudited) - Investor Destinations Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 67
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

68 - Market Index Definitions - April 30, 2021 (Unaudited) - Investor Destinations Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 69
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

70 - Market Index Definitions - April 30, 2021 (Unaudited) - Investor Destinations Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Glossary - 71
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

72 - Glossary - April 30, 2021 (Unaudited) - Investor Destinations Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Investor Destinations Funds - April 30, 2021 (Unaudited) - Glossary - 73
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Fixed Income Fund
Fixed Income Funds
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports . Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 9
Statements of Investments 12
Statements of Assets and Liabilities 52
Statements of Operations 56
Statements of Changes in Net Assets 58
Financial Highlights 68
Notes to Financial Statements 75
Supplemental Information 97
Management Information 101
Market Index Definitions 104
Glossary 109

Fixed Income Fund - April 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 (Unaudited) - Fixed Income Fund
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Bond Fund - April 30, 2021 - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 34.4%
Mortgage-Backed Securities 22.2%
U.S. Treasury Obligations 21.3%
Asset-Backed Securities 15.2%
Collateralized Mortgage Obligations 4.4%
Commercial Mortgage-Backed Securities 2.5%
Municipal Bonds 0.5%
Futures Contracts
†
0.0%
Purchased Option
†
0.0%
Options Written
†
0.0%
Credit Default Swaps
†
(0.0)%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Electric Utilities 3.8%
Banks 3.7%
Equity Real Estate Investment Trusts (REITs) 3.3%
Oil, Gas & Consumable Fuels 2.2%
Capital Markets 1.8%
Insurance 1.6%
Aerospace & Defense 1.5%
Multi-Utilities 1.4%
Road & Rail 1.3%
Food Products 1.2%
Other Industries 78.2%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 3/31/2028 5.3%
U.S. Treasury Notes, 2.63%, 1/31/2026 4.9%
U.S. Treasury Notes, 1.50%, 2/15/2030 3.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 5/25/2051 3.1%
U.S. Treasury Notes, 0.13%, 10/15/2023 2.8%
FNMA UMBS, 3.00%, 5/1/2050 2.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 5/25/2051 2.6%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 1.7%
FHLMC UMBS, 1.50%, 11/1/2035 1.6%
FNMA UMBS, 3.50%, 7/1/2049 1.4%
Other Holdings 70.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentage s indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 - Nationwide Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 57.9%
Mortgage-Backed Securities 22.2%
U.S. Treasury Obligations 10.1%
Commercial Mortgage-Backed Securities 3.0%
Municipal Bonds 1.6%
Asset-Backed Securities 1.2%
Preferred Stocks 1.1%
Short-Term Investment 0.5%
Collateralized Mortgage Obligations 0.4%
Other assets in excess of liabilities 2.0%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 5.6%
Banks 5.5%
Chemicals 4.8%
Specialty Retail 3.2%
Insurance 3.1%
Capital Markets 3.1%
Hotels, Restaurants & Leisure 2.3%
Biotechnology 2.1%
Media 1.8%
Diversified Telecommunication Services 1.6%
Other Industries 66.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.63%, 8/15/2029 2.2%
U.S. Treasury Notes, 1.13%, 2/15/2031 1.8%
U.S. Treasury Notes, 1.13%, 2/29/2028 1.7%
Ross Stores, Inc., 4.70%, 4/15/2027 1.5%
FNMA UMBS, 2.50%, 2/1/2040 1.4%
FNMA UMBS, 2.50%, 6/1/2050 1.4%
Royal Bank of Canada, 0.46%, 10/26/2023 1.2%
FHLMC UMBS, 1.50%, 3/1/2041 1.2%
First Horizon Corp., 4.00%, 5/26/2025 1.2%
Fidelity National Financial, Inc., 4.50%, 8/15/2028 1.2%
Other Holdings 85.2%
100.0%
1
Pe rcentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Government Money Market Fund - April 30, 2021 - Fund Overview - 5
Asset Allocation
1
U.S. Treasury Obligations 38.6%
Repurchase Agreements 37.4%
U.S. Government Agency Securities 24.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.08%, 5/6/2021 8.9%
U.S. Treasury Bills, 0.05%, 5/25/2021 5.6%
U.S. Treasury Bills, 0.05%, 6/10/2021 4.3%
FHLB, 0.02%, 6/16/2021 4.1%
U.S. Treasury Bills, 0.07%, 5/13/2021 3.8%
U.S. Treasury Bills, 0.03%, 6/1/2021 3.8%
U.S. Treasury Bills, 0.01%, 5/18/2021 3.2%
FHLB, 0.03%, 8/27/2021 2.6%
FHLB, 0.03%, 7/20/2021 1.7%
U.S. Treasury Bills, 0.02%, 5/20/2021 1.7%
Other Holdings
#
60.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - April 30, 2021 - Nationwide Inflation-Protected Securities Fund
Asset Allocation
1
U.S. Treasury Obligations 86.1%
Asset-Backed Securities 4.7%
U.S. Government Agency Securities 3.9%
Mortgage-Backed Securities 0.8%
Collateralized Mortgage Obligations 0.6%
Futures Contracts 0.1%
Commercial Mortgage-Backed Security
†
0.0%
Other assets in excess of liabilities 3.8%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
4/15/2024 8.6%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 8.5%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 7.9%
U.S. Treasury Inflation Linked Bonds, 0.75%,
2/15/2042 6.3%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 5.8%
U.S. Treasury Inflation Linked Bonds, 2.13%,
2/15/2041 5.1%
U.S. Treasury Inflation Linked Notes, 0.38%,
1/15/2027 4.9%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 4.3%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2025 3.9%
U.S. Treasury Notes, 0.13%, 1/15/2024 3.9%
Other Holdings 40.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Loomis Core Bond Fund - April 30, 2021 - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 43.6%
U.S. Treasury Obligations 22.8%
Collateralized Mortgage Obligations 8.7%
Mortgage-Backed Securities 8.0%
Short-Term Investments 7.4%
Commercial Mortgage-Backed Securities 6.7%
Asset-Backed Securities 6.0%
Liabilities in excess of other assets (3.2)%
100.0%
Top Industries
2
Banks 11.6%
Capital Markets 4.9%
Consumer Finance 2.8%
Electric Utilities 2.5%
Insurance 2.3%
Oil, Gas & Consumable Fuels 1.4%
Diversified Financial Services 1.3%
Equity Real Estate Investment Trusts (REITs) 1.2%
Automobiles 1.2%
Health Care Providers & Services 1.1%
Other Industries 69.7%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.13%, 2/15/2031 3.0%
U.S. Treasury Notes, 0.38%, 12/31/2025 2.9%
U.S. Treasury Bonds, 1.13%, 5/15/2040 2.3%
U.S. Treasury Notes, 0.50%, 2/28/2026 2.2%
FNMA, 0.36%, 11/25/2032 2.0%
U.S. Treasury Bonds, 4.38%, 5/15/2040 1.9%
U.S. Treasury Bills, 5/20/2021 1.9%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.8%
U.S. Treasury Notes, 0.38%, 11/30/2025 1.7%
GNMA, 2.50%, 5/15/2051 1.7%
Other Holdings 78.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Fund Overview - April 30, 2021 - Nationwide Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 55.7%
Asset-Backed Securities 23.6%
U.S. Treasury Obligations 15.2%
Commercial Mortgage-Backed Securities 2.0%
Collateralized Mortgage Obligations 1.3%
Mortgage-Backed Securities 0.9%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Banks 17.7%
Insurance 5.7%
Consumer Finance 4.8%
Capital Markets 4.6%
Electric Utilities 2.9%
Equity Real Estate Investment Trusts (REITs) 1.7%
Automobiles 1.5%
Oil, Gas & Consumable Fuels 1.4%
Diversified Financial Services 1.1%
Beverages 1.1%
Other Industries 57.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.13%, 2/28/2023 7.2%
U.S. Treasury Notes, 0.13%, 3/31/2023 3.0%
U.S. Treasury Notes, 0.13%, 11/30/2022 2.7%
U.S. Treasury Notes, 0.75%, 3/31/2026 2.5%
Toyota Auto Receivables Owner Trust, 1.66%,
5/15/2024 1.1%
Onemain Financial Issuance Trust, 3.30%,
3/14/2029 0.8%
World Omni Auto Receivables Trust, 1.70%,
1/17/2023 0.8%
Benchmark Mortgage Trust, 2.79%, 3/15/2062 0.7%
Fifth Third Bank NA, 3.35%, 7/26/2021 0.7%
World Omni Auto Receivables Trust, 1.96%,
12/16/2024 0.7%
Other Holdings 79.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Fixed Income Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2020 through April 30, 2021. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 993.50 3.56 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Class C Shares
Actual
(a)
1,000.00 989.70 7.35 1.49
Hypothetical
(a)(b)
1,000.00 1,017.41 7.45 1.49
Class R Shares
Actual
(a)
1,000.00 982.40 – –
Hypothetical
(a)(b)
1,000.00 1,024.79 – –
Class R6 Shares
Actual
(a)
1,000.00 994.80 2.18 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 994.40 2.57 0.52
Hypothetical
(a)(b)
1,000.00 1,022.22 2.61 0.52

10 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Core Plus Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,008.90 4.03 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,010.60 2.39 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,010.30 2.64 0.53
Hypothetical
(a)(b)
1,000.00 1,022.17 2.66 0.53
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 0.50 0.10
Hypothetical
(a)(b)
1,000.00 1,024.30 0.50 0.10
Investor Shares
Actual
(a)
1,000.00 1,000.00 0.50 0.10
Hypothetical
(a)(b)
1,000.00 1,024.30 0.50 0.10
Service Class Shares
Actual
(a)
1,000.00 1,000.00 0.50 0.10
Hypothetical
(a)(b)
1,000.00 1,024.30 0.50 0.10
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,015.50 3.45 0.69
Hypothetical
(a)(b)
1,000.00 1,021.37 3.46 0.69
Class R6 Shares
Actual
(a)
1,000.00 1,018.10 1.50 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,017.00 2.25 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 987.40 3.94 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Class C Shares
Actual
(a)
1,000.00 984.90 6.35 1.29
Hypothetical
(a)(b)
1,000.00 1,018.40 6.46 1.29
Class R6 Shares
Actual
(a)
1,000.00 989.20 2.32 0.47
Hypothetical
(a)(b)
1,000.00 1,022.46 2.36 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 988.00 3.55 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72

Fixed Income Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,008.40 3.93 0.79
Hypothetical
(a)(b)
1,000.00 1,020.88 3.96 0.79
Class C Shares
Actual
(a)
1,000.00 1,004.80 6.46 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class R6 Shares
Actual
(a)
1,000.00 1,009.20 2.24 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 1,008.90 2.44 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities 15.2%
Principal
Amount ($) Value ($)
Airlines 2.0%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,342,877 2,354,431
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 42,843 42,757
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,452,160 1,760,512
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 703,133 718,137
Series 2016-1, Class B,
3.65%, 1/7/2026 2,238,084 2,215,779
7,091,616
Automobiles 0.3%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 1,131,427 1,138,161
Home Equity 1.4%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.84%,
8/25/2035(b) 2,406,700 2,410,216
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(b) 814,321 817,325
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.44%, 12/25/2036(b) 1,518,178 1,510,334
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 116 116
4,737,991
Other 11.5%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 2,014,853 2,169,793
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,713,147 2,879,138
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.25%, 4/20/2031(a)(b) 1,000,000 999,319
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.46%,
10/25/2031(a)(b) 500,000 500,418
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,483,951
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR,
1.53%, 4/20/2034(a)(b) 3,000,000 3,001,173
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 352,509 368,247
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 822,000 822,356
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,279,522 1,352,998
Goodgreen, Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 1,480,409 1,507,558
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 141,253 149,621
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 185,765 195,145
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 794,087 833,118
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 769,665 816,648
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 1,816,358 1,823,172
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.45%,
10/25/2031(a)(b) 2,000,000 2,002,360
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 1,957,764 2,061,435
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
1.18%, 1/20/2032(a)(b) 500,000 500,365
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.49%, 10/20/2032(a)(b) 1,950,000 1,953,356
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 1,200,000 1,203,837
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 200,000 200,638
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,702,154
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,764
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,377,873 1,480,930
Towd Point Mortgage Trust
Series 2019-1, Class A1,
3.75%, 3/25/2058(a)(b) 3,364,949 3,557,379

Nationwide Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 13
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 628,291
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,499,352 3,581,114
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,778,150 2,827,253
40,801,531
Total Asset-Backed Securities
(cost $53,027,703)
53,769,299
Collateralized Mortgage Obligations 4.4%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 227,588 178,077
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 10,435 10,609
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,179,893 1,190,332
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,460,063 3,599,811
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 54,151 42,686
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 458,612 473,267
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 104,297 107,711
Series 2009-42, Class AP,
4.50%, 3/25/2039 37,169 38,611
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 170,367 153,130
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,211,077 1,250,393
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,044,139 1,116,456
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,162,378 1,229,122
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 327,861 348,393
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 1,968,383 2,079,366
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,050,032 1,122,192
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,793,795 1,953,050
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 244,448 248,673
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 581,077 598,337
Total Collateralized Mortgage Obligations
(cost $15,285,690)
15,740,216
Commercial Mortgage-Backed Securities 2.5%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 790,380
BBCMS Mortgage Trust ,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 6,133,589
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 806,647
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 783,488
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 440,712
Total Commercial Mortgage-Backed
Securities
(cost $9,073,848) 8,954,816
Corporate Bonds 34.4%
Aerospace & Defense 1.5%
Boeing Co. (The) ,
3.25%, 2/1/2035 500,000 492,839
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,382,976
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 1,000,000 950,833
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 220,912
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,156,936
5,204,496
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 110,000 115,087
Automobiles 0.8%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a) 250,000 274,700
3.10%, 8/15/2029(a) 890,000 937,682

14 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 1,119,854
1.80%, 1/10/2028(a) 140,000 135,867
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 350,000 388,619
2,856,722
Banks 3.7%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 1,750,000 1,924,858
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 1,990,000 2,219,282
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 101,226
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,271,972
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 1,350,000 1,329,598
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 810,424
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,122,348
ING Groep NV ,
(SOFR + 1.32%), 2.73%,
4/1/2032(d) 1,075,000 1,087,615
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.66%,
7/30/2021(d)(e) 488,000 489,464
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 593,492
4.95%, 6/1/2045 950,000 1,196,120
13,146,399
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 940,833
4.90%, 2/1/2046 1,000,000 1,194,696
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 120,378
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 1,009,113
3,265,020
Biotechnology 0.2%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 208,448
4.25%, 11/21/2049 400,000 453,228
661,676
Building Products 0.2%
Carrier Global Corp. ,
2.70%, 2/15/2031 425,000 429,564
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 353,066
782,630
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.8%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 276,438
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,146,447
Moody's Corp. ,
3.25%, 5/20/2050 710,000 698,416
MSCI, Inc. ,
3.88%, 2/15/2031(a) 220,000 225,449
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,581,393
S&P Global, Inc. ,
2.30%, 8/15/2060 425,000 349,681
6,277,824
Chemicals 0.4%
CF Industries, Inc. ,
5.15%, 3/15/2034 215,000 251,550
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 639,546
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 448,718
1,339,814
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 215,000 231,744
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 219,450
451,194
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 756,450
Viasat, Inc. ,
5.63%, 4/15/2027(a) 220,000 230,450
986,900
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 219,569
Containers & Packaging 0.8%
Ball Corp. ,
2.88%, 8/15/2030 215,000 207,619
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 741,335
5.63%, 7/15/2027(a) 215,000 228,975
Crown Americas LLC ,
4.25%, 9/30/2026 110,000 118,250
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 215,000 225,213
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 1,250,000 1,235,175
4.13%, 2/1/2028 220,000 227,645
2,984,212
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 290,000 280,575

Nationwide Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032(a) 600,000 697,411
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 174,000 165,848
3.65%, 6/1/2051 1,795,000 1,726,502
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 290,000 292,900
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 149,531
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,755,000 1,759,166
4,093,947
Electric Utilities 3.8%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,252,976
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 196,803
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,986,191
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 1,048,611
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,393,755
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 552,759
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,106,349
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 215,000 232,097
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,185,471
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 400,000 414,738
5.63%, 2/15/2027(a) 230,000 239,200
13,608,950
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 201,240
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 213,504
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,737,250
Entertainment 0.2%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 823,172
Equity Real Estate Investment Trusts (REITs) 3.3%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 1,025,574
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Corporate Office Properties
LP,
2.75%, 4/15/2031 1,250,000 1,233,761
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 464,842
Lexington Realty Trust ,
2.70%, 9/15/2030 1,300,000 1,293,618
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,561,517
4.45%, 3/15/2024 2,300,000 2,481,143
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 985,310
4.00%, 7/15/2029 1,250,000 1,368,229
Welltower, Inc. ,
2.80%, 6/1/2031 1,250,000 1,269,940
11,683,934
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 668,464 847,608
Food Products 1.2%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,911,078
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 150,702
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 791,685
J M Smucker Co. (The) ,
3.55%, 3/15/2050 610,000 626,166
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 500,000 573,742
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 220,000 242,550
4,295,923
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 863,639
Health Care Providers & Services 0.2%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 337,667
HCA, Inc. ,
3.50%, 9/1/2030 215,000 220,988
558,655
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 220,000 230,175
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 215,000 227,981
KFC Holding Co. ,
4.75%, 6/1/2027(a) 215,000 226,019

16 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International ,
5.50%, 4/15/2027 220,000 240,075
694,075
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(c) 215,000 267,073
Insurance 1.6%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 2,000,000 2,194,413
1.55%, 10/9/2030(a) 500,000 471,896
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,182,033
5,848,342
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 810,776
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 215,000 221,450
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 224,400
Media 0.9%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 736,347
3.70%, 4/1/2051 250,000 235,201
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,252,216
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 201,401
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 598,499
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 215,000 225,147
3,248,811
Multi-Utilities 1.4%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,918,394
3.05%, 10/15/2029 675,000 708,238
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,203,368
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,218,009
5,048,009
Oil, Gas & Consumable Fuels 2.2%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,561,383
Apache Corp. ,
4.38%, 10/15/2028 220,000 224,393
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 454,515
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 233,812
DCP Midstream Operating LP ,
5.38%, 7/15/2025 110,000 120,725
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 595,524
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,160,086
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 739,952
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 576,028
3.25%, 8/1/2050 115,000 104,647
Occidental Petroleum Corp. ,
3.50%, 6/15/2025 110,000 110,550
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 685,840
Targa Resources Partners LP ,
5.38%, 2/1/2027 215,000 223,207
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 900,566
7,691,228
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 534,002
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 145,000 140,287
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,276,362
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 494,681
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 250,000 234,750
2,680,082
Road & Rail 1.3%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 2,097,500
4.25%, 11/1/2029(a) 1,061,000 1,135,270
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 322,815
4.15%, 4/1/2045 1,000,000 1,153,186
4,708,771
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 250,000 235,995
Software 1.0%
Microsoft Corp. ,
3.30%, 2/6/2027 1,750,000 1,941,123

Nationwide Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 217,414
Oracle Corp. ,
2.88%, 3/25/2031 500,000 508,315
3.60%, 4/1/2050 665,000 655,804
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 220,691
3,543,347
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,638,983
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 910,296
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 215,000 226,348
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,670,900
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 1,048,433
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 930,052
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 215,000 216,372
1,146,424
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 300,000 292,875
3.50%, 4/15/2031 285,000 289,275
3.30%, 2/15/2051(a) 1,060,000 988,535
1,570,685
Total Corporate Bonds
(cost $116,970,578)
121,861,954
Mortgage-Backed Securities 22.2%
FHLMC UMBS Pool
Pool# QN4142
1.50%, 11/1/2035 5,759,376 5,835,810
Pool# SB8088
1.50%, 2/1/2036 4,869,083 4,932,228
Pool# SD8080
2.00%, 6/1/2050 2,463,498 2,489,392
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,229,465 2,439,687
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,340,445
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 2,619,264 2,736,065
Pool# FM1776
3.00%, 10/1/2034 803,153 845,309
Pool# BC0180
4.00%, 1/1/2046 1,194,135 1,307,761
Pool# BC9003
3.00%, 11/1/2046 170,169 180,880
Pool# AS8483
3.00%, 12/1/2046 130,237 138,199
Pool# MA2863
3.00%, 1/1/2047 1,383,798 1,457,489
Pool# BM2003
4.00%, 10/1/2047 881,411 954,145
Pool# CA2208
4.50%, 8/1/2048 3,462,155 3,779,661
Pool# CA2469
4.00%, 10/1/2048 1,577,139 1,695,473
Pool# BN0906
4.00%, 11/1/2048 1,680,125 1,806,534
Pool# CA3866
3.50%, 7/1/2049 4,779,782 5,085,171
Pool# BP5843
2.50%, 5/1/2050 4,724,581 4,906,309
Pool# BP5783
3.00%, 5/1/2050 9,314,155 9,778,501
Pool# MA4210
2.50%, 12/1/2050 2,402,922 2,495,348
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 5/25/2051 2,000,000 1,960,078
2.00%, 5/25/2051 11,000,000 11,109,141
2.50%, 5/25/2051 9,000,000 9,336,797
Total Mortgage-Backed Securities
(cost $77,754,581)
78,610,423
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 735,321
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 992,998
Total Municipal Bonds
(cost $1,325,553)
1,728,319

18 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Fund
Purchased Option 0.0%
†
Number of
Contracts Value ($)
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
U.S. Treasury 30 Year Bond
5/21/2021 at
USD
161.00,
American Style, Notional
Amount:
USD
10,000,000
Exchange Traded* 100 17,188
0
Total Purchased Option
(cost $76,537) 17,188
U.S. Treasury Obligations 21.3%
Principal
Amount ($)
U.S. Treasury Notes
0.13%, 10/15/2023 10,000,000 9,973,438
0.25%, 3/15/2024 5,000,000 4,991,406
0.38%, 4/15/2024 4,000,000 4,005,000
2.25%, 10/31/2024 3,000,000 3,185,508
2.75%, 2/28/2025 3,500,000 3,792,031
2.63%, 1/31/2026 (f) 16,000,000 17,370,625
1.25%, 3/31/2028 19,000,000 18,943,594
1.50%, 2/15/2030 13,300,000 13,259,476
Total U.S. Treasury Obligations
(cost $75,276,739)
75,521,078
Total Investments
(cost $348,791,229) — 100.5%
356,203,293
Liabilities in excess of other
assets — (0.5)% (1,712,102)
NET ASSETS — 100.0%
$ 354,491,191
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$106,311,426 which represents 29.99% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2021. The
maturity date reflects the next call date.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.51
USD
10,000,000 (214,616) (44,691) (259,307)
(214,616) (44,691) (259,307)
At April 30, 2021, the Fund had $125,376 segregated as collateral for credit default swap contracts.

Nationwide Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 19
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 131 6/2021 USD 28,919,273 (22,830)
U.S. Treasury 5 Year Note 25 6/2021 USD 3,098,438 (26,037)
U.S. Treasury 10 Year Note 27 6/2021 USD 3,564,844 (50,799)
U.S. Treasury Long Bond 426 6/2021 USD 66,988,500 (1,383,865)
3 Month Eurodollar 200 12/2021 USD 49,872,500 (12,386)
(1,495,917)
Short Contracts
U.S. Treasury 10 Year Ultra Note (400) 6/2021 USD (58,218,750) 1,404,946
U.S. Treasury Ultra Bond (19) 6/2021 USD (3,532,219) 119,150
3 Month Eurodollar (200) 12/2022 USD (49,782,500) 56,267
1,580,363
84,446
Currency:
USD United States Dollar
Written Call Options Contracts as of April 30, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 200 USD 20,000,000 USD 165.00 5/21/2021 (6,250)
Total Written Options Contracts (Premiums Received ($49,075)) (6,250)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Asset-Backed Securities 1.2%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 743,056 735,650
Other 1.1%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.19%, 1/20/2031(a)(b) 8,250,000 8,250,016
SBA Tower Trust, 3.87%,
10/8/2024(b) 4,385,000 4,654,381
12,904,397
Total Asset-Backed Securities
(cost $13,263,860)
13,640,047
Collateralized Mortgage Obligations 0.4%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 194,258 196,671
Series 4026, Class WJ,
2.75%, 8/15/2041 948,071 987,716
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 2,150,737 2,163,202
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 867,296 886,668
Total Collateralized Mortgage Obligations
(cost $4,156,873)
4,234,257
Commercial Mortgage-Backed Securities 3.0%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 6,178,052 6,400,173
Series 2019-34, Class AL,
3.15%, 5/16/2059 3,770,224 3,906,125
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 11,273,450 11,360,483
Series 2019-131, Class AD,
2.50%, 8/16/2060 7,181,026 7,417,078
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,621,777 4,412,026
Total Commercial Mortgage-Backed
Securities
(cost $33,610,129) 33,495,885
Corporate Bonds 57.9%
Aerospace & Defense 0.6%
TransDigm , Inc. ,
5.50%, 11/15/2027 6,410,000 6,670,246
Air Freight & Logistics 0.5%
FedEx Corp. ,
4.05%, 2/15/2048 4,800,000 5,217,595
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines 0.5%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 4,989,000 5,033,085
Auto Components 0.5%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,322,350
Automobiles 0.6%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,885,951
Tesla, Inc. ,
5.30%, 8/15/2025(b) 4,150,000 4,300,437
6,186,388
Banks 5.4%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.29%,
5/17/2024(c) 3,850,000 3,902,512
(ICE LIBOR USD 3 Month +
1.02%), 1.21%, 6/1/2024(c) 2,800,000 2,832,824
First Horizon Bank ,
5.75%, 5/1/2030 3,149,000 3,828,740
First Horizon Corp. ,
4.00%, 5/26/2025 11,738,000 12,943,661
KeyBank NA ,
(SOFR + 0.34%), 0.35%,
1/3/2024(c) 11,500,000 11,503,910
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026 255,000 284,137
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.79%, 9/8/2024(c) 11,000,000 11,038,125
National Westminster Bank
plc ,
Series C, (ICE LIBOR USD
3 Month + 0.25%), 0.44%,
5/28/2021(c)(d) 130,000 129,737
Royal Bank of Canada ,
(SOFR + 0.45%), 0.46%,
10/26/2023(c) 13,260,000 13,309,692
59,773,338
Biotechnology 2.1%
AbbVie, Inc. ,
3.38%, 11/14/2021 3,561,000 3,620,038
2.95%, 11/21/2026 5,975,000 6,398,878
4.05%, 11/21/2039 1,965,000 2,194,145
Amgen, Inc. ,
5.15%, 11/15/2041 3,875,000 4,958,489
5.38%, 5/15/2043 1,320,000 1,723,800
Baxalta , Inc. ,
4.00%, 6/23/2025 4,009,000 4,445,045
23,340,395
Building Products 0.1%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,045,000

Nationwide Core Plus Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 3.0%
Apollo Investment Corp. ,
5.25%, 3/3/2025 3,400,000 3,532,062
BlackRock, Inc. ,
3.25%, 4/30/2029 7,445,000 8,209,906
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.79%,
11/29/2023(c) 4,631,000 4,770,884
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 2,250,000 2,234,384
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.58%,
10/24/2023(c) 1,500,000 1,524,233
7.25%, 4/1/2032 5,600,000 8,002,986
Nasdaq, Inc. ,
0.45%, 12/21/2022 5,000,000 5,001,799
33,276,254
Chemicals 4.7%
Chemours Co. (The) ,
5.75%, 11/15/2028(b) 5,000,000 5,311,600
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,585,988
3.40%, 12/1/2026(b) 6,865,000 7,512,393
Cornerstone Chemical Co. ,
6.75%, 8/15/2024(b) 1,000,000 959,700
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.30%,
11/15/2023(c) 4,110,000 4,181,216
4.49%, 11/15/2025 5,900,000 6,702,215
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 2,237,000 2,309,702
LYB International Finance III
LLC ,
(ICE LIBOR USD 3
Month + 1.00%), 1.20%,
10/1/2023(c) 10,530,000 10,553,977
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,263,490
5.25%, 12/15/2029 3,250,000 3,432,812
51,813,093
Commercial Services & Supplies 0.8%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 6,025,563
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
4.00%, 12/21/2065(b)(c) 3,800,000 3,120,750
9,146,313
Communications Equipment 0.3%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 113,000 114,978
CommScope , Inc. ,
7.13%, 7/1/2028(b) 1,500,000 1,621,875
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Plantronics, Inc. ,
4.75%, 3/1/2029(b) 1,500,000 1,477,500
3,214,353
Construction Materials 0.3%
Martin Marietta Materials, Inc. ,
4.25%, 7/2/2024 3,500,000 3,842,267
Consumer Finance 1.2%
AerCap Ireland Capital DAC ,
1.75%, 1/30/2026 2,750,000 2,696,311
Capital One Financial Corp. ,
(ICE LIBOR USD 3
Month + 0.72%), 0.91%,
1/30/2023(c) 3,000,000 3,021,075
Enova International, Inc. ,
8.50%, 9/1/2024(b) 40,000 41,100
Ford Motor Credit Co. LLC ,
4.06%, 11/1/2024 1,000,000 1,052,860
5.13%, 6/16/2025 1,000,000 1,092,400
4.13%, 8/17/2027 2,000,000 2,090,220
John Deere Capital Corp. ,
2.25%, 9/14/2026 3,025,000 3,190,475
13,184,441
Containers & Packaging 0.9%
Greif, Inc. ,
6.50%, 3/1/2027(b) 8,250,000 8,723,839
Intertape Polymer Group, Inc. ,
7.00%, 10/15/2026(b) 1,430,000 1,499,712
10,223,551
Diversified Consumer Services 0.2%
Carriage Services, Inc. ,
6.63%, 6/1/2026(b) 2,150,000 2,263,950
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 2,500,000 2,737,676
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(b) 1,000,000 1,038,000
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,330,380
9,106,056
Diversified Telecommunication Services 1.6%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,515,000
Lumen Technologies, Inc. ,
Series S, 6.45%, 6/15/2021 1,614,000 1,622,070
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.30%,
5/15/2025(c) 10,000,000 10,242,362
1.45%, 3/20/2026 2,100,000 2,113,144
2.88%, 11/20/2050 2,700,000 2,456,487
17,949,063

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 1.6%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,360,847
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,168,250
Duke Energy Florida LLC ,
3.80%, 7/15/2028 7,325,000 8,199,290
Southern California Edison
Co. ,
Series D, (ICE LIBOR USD
3 Month + 0.27%), 0.45%,
12/3/2021(c) 5,000,000 4,999,715
17,728,102
Electrical Equipment 0.8%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,228,558
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,815,724
5.75%, 8/15/2040 3,000,000 3,904,521
Jabil, Inc. ,
3.00%, 1/15/2031 3,770,000 3,834,480
15,554,725
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 33,000 32,752
Entertainment 0.4%
Electronic Arts, Inc. ,
2.95%, 2/15/2051 4,250,000 4,007,616
Equity Real Estate Investment Trusts (REITs) 1.0%
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 2,918,000 3,152,842
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,125,331
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,841,463
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,571,775
10,691,411
Food & Staples Retailing 0.1%
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,131,375
Food Products 0.3%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 2,060,000
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 1,000,000 1,047,500
3,107,500
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,414,896
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.3%
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,061,116
CVS Health Corp. ,
6.25%, 6/1/2027 4,000,000 4,969,938
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,668,901
14,699,955
Hotels, Restaurants & Leisure 2.3%
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,357,847
McDonald's Corp. ,
4.60%, 5/26/2045 3,000,000 3,554,273
Royal Caribbean Cruises Ltd. ,
9.13%, 6/15/2023(b) 2,000,000 2,207,920
7.50%, 10/15/2027(e) 1,973,000 2,328,771
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 3,855,000 4,153,763
Travel + Leisure Co. ,
6.60%, 10/1/2025(f) 7,272,000 8,227,214
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 2,300,000 2,346,000
25,175,788
Household Durables 1.0%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,070,418
Whirlpool Corp. ,
2.40%, 5/15/2031 9,300,000 9,243,396
11,313,814
Industrial Conglomerates 1.0%
General Electric Co. ,
7.50%, 8/21/2035 1,680,000 2,333,756
6.88%, 1/10/2039 6,000,000 8,628,251
10,962,007
Insurance 2.5%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,555,481
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 11,115,000 12,570,312
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,390,710
Kuvare US Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 6.54%),
7.00%, 2/17/2051(b)(c) 2,500,000 2,563,799
SBL Holdings, Inc. ,
5.00%, 2/18/2031(b) 3,000,000 3,178,538
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,277,505
27,536,345

Nationwide Core Plus Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.1%
Alphabet, Inc. ,
1.90%, 8/15/2040 1,900,000 1,675,290
IT Services 0.2%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,744,411
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,373,438
Machinery 0.5%
GrafTech Finance, Inc. ,
4.63%, 12/15/2028(b) 5,500,000 5,654,770
Media 1.8%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,616,363
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,288,107
Comcast Corp. ,
3.95%, 10/15/2025 3,985,000 4,474,592
Sirius XM Radio, Inc. ,
5.38%, 7/15/2026(b) 9,000,000 9,294,300
19,673,362
Metals & Mining 0.9%
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,170,000
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 1,000,000 1,048,750
First Quantum Minerals Ltd. ,
6.88%, 10/15/2027(b) 4,000,000 4,390,000
Kaiser Aluminum Corp. ,
6.50%, 5/1/2025(b) 2,100,000 2,226,000
9,834,750
Multiline Retail 0.7%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 5,385,952
Nordstrom, Inc. ,
4.38%, 4/1/2030(e) 2,750,000 2,820,479
8,206,431
Multi-Utilities 0.8%
Dominion Energy, Inc. ,
Series D, (ICE LIBOR USD
3 Month + 0.53%), 0.71%,
9/15/2023(c) 5,000,000 5,003,145
Series C, 3.38%, 4/1/2030 3,350,000 3,608,267
8,611,412
Oil, Gas & Consumable Fuels 5.5%
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,621,875
Genesis Energy LP ,
8.00%, 1/15/2027 1,150,000 1,184,753
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,300,000 3,415,500
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
HollyFrontier Corp. ,
5.88%, 4/1/2026 8,000,000 9,186,804
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 11,000,000 11,784,453
5.00%, 9/15/2054 1,450,000 1,621,542
Northern Oil and Gas, Inc. ,
8.13%, 3/1/2028(b) 2,500,000 2,569,300
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,726,414
ONEOK Partners LP ,
6.85%, 10/15/2037 5,793,000 7,510,936
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 1,918,125
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,240,000
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,656,108
Valero Energy Corp. ,
(ICE LIBOR USD 3
Month + 1.15%), 1.33%,
9/15/2023(c) 5,000,000 5,012,233
8.75%, 6/15/2030 2,500,000 3,611,712
7.50%, 4/15/2032 2,641,000 3,582,248
60,642,003
Pharmaceuticals 0.4%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,522,500
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,436,635
4,959,135
Professional Services 0.3%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 3,120,000
Real Estate Management & Development 0.4%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,593,750
Realogy Group LLC ,
5.75%, 1/15/2029(b) 2,000,000 2,075,000
4,668,750
Road & Rail 0.2%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,095,000
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
4.70%, 4/15/2025 2,000,000 2,256,012
Microchip Technology, Inc. ,
0.97%, 2/15/2024(b) 10,000,000 9,988,396
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 652,075
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,113,697
15,010,180

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software 1.4%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,587,326
Infor , Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,035,688
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 8,940,558
15,563,572
Specialty Retail 3.1%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,235,854
Carvana Co. ,
5.63%, 10/1/2025(b) 7,000,000 7,210,000
Foot Locker, Inc. ,
8.50%, 1/15/2022 6,790,000 7,104,038
Murphy Oil USA, Inc. ,
3.75%, 2/15/2031(b) 500,000 492,500
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,336,082
Ross Stores, Inc. ,
4.70%, 4/15/2027 14,217,000 16,376,465
34,754,939
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.45%, 6/15/2023(b) 1,775,000 1,936,556
Seagate HDD Cayman ,
3.13%, 7/15/2029(b) 1,000,000 962,105
4.13%, 1/15/2031(b) 3,000,000 3,035,220
5,933,881
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 2,267,598
Trading Companies & Distributors 0.7%
Fortress Transportation and
Infrastructure Investors LLC ,
6.75%, 3/15/2022(b) 2,043,000 2,043,838
9.75%, 8/1/2027(b) 2,000,000 2,310,000
Herc Holdings, Inc. ,
5.50%, 7/15/2027(b) 3,000,000 3,172,500
7,526,338
Water Utilities 0.4%
American Water Capital Corp. ,
2.95%, 9/1/2027 4,583,000 4,926,871
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 2,000,000 2,168,760
Total Corporate Bonds
(cost $614,824,585)
642,603,473
Mortgage-Backed Securities 22.2%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 17 18
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91768
3.50%, 7/1/2034 3,298,239 3,591,464
Pool# G30692
3.50%, 8/1/2034 4,394,420 4,785,060
Pool# G30782
3.50%, 2/1/2035 1,176,188 1,274,422
Pool# C91846
3.00%, 9/1/2035 1,045,927 1,106,100
Pool# C91859
3.50%, 12/1/2035 1,154,842 1,251,778
Pool# C91868
3.50%, 4/1/2036 2,844,940 3,083,781
Pool# Q10392
3.50%, 8/1/2042 1,779,723 1,939,335
Pool# G08541
3.50%, 8/1/2043 2,469,030 2,689,310
Pool# G08554
3.50%, 10/1/2043 1,429,735 1,556,714
Pool# G08588
4.00%, 5/1/2044 1,071,467 1,177,326
Pool# G08702
3.50%, 4/1/2046 5,528,330 5,971,635
Pool# G08721
3.00%, 9/1/2046 3,719,172 3,934,808
Pool# G08726
3.00%, 10/1/2046 5,424,092 5,769,318
FHLMC UMBS Pool
Pool# RB5076
2.00%, 8/1/2040 10,650,832 10,881,309
Pool# RB5104
1.50%, 3/1/2041 13,074,312 13,024,688
Pool# SD0040
3.00%, 7/1/2049 3,445,876 3,611,087
Pool# SD8016
3.00%, 10/1/2049 7,660,607 8,031,827
Pool# SD8037
2.50%, 1/1/2050 11,721,017 12,171,857
Pool# SD8036
3.00%, 1/1/2050 2,379,232 2,491,495
Pool# SD8090
2.00%, 9/1/2050 6,352,311 6,419,117
Pool# SD8092
3.00%, 9/1/2050 10,533,904 11,044,109
Pool# SD8098
2.00%, 10/1/2050 10,144,180 10,250,964
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 675,363 712,821
Pool# AL6591
3.00%, 9/1/2033 3,297,755 3,494,952
Pool# MA1608
3.50%, 10/1/2033 4,202,705 4,576,664
Pool# MA1982
3.50%, 8/1/2034 4,739,629 5,088,500
Pool# MA2610
3.00%, 5/1/2036 4,134,418 4,367,724
Pool# MA3697
3.00%, 7/1/2039 3,376,343 3,535,744
Pool# MA3933
2.50%, 2/1/2040 15,109,352 15,690,521

Nationwide Core Plus Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AE0311
3.50%, 8/1/2040 2,994,898 3,260,090
Pool# AB1845
4.00%, 11/1/2040 3,003,677 3,298,807
Pool# AJ9278
3.50%, 12/1/2041 3,167,456 3,450,259
Pool# AW8165
4.00%, 1/1/2042 2,366,176 2,606,497
Pool# AJ8414
4.00%, 2/1/2042 1,966,488 2,159,429
Pool# AU2592
3.50%, 8/1/2043 1,945,446 2,131,010
Pool# AX4312
3.50%, 2/1/2045 1,425,357 1,541,575
Pool# AZ7353
3.50%, 11/1/2045 2,109,221 2,273,473
Pool# AS6408
3.50%, 1/1/2046 3,374,009 3,635,782
Pool# AS8583
3.50%, 1/1/2047 5,724,356 6,130,438
Pool# MA3088
4.00%, 8/1/2047 1,470,674 1,593,730
Pool# CA1191
3.50%, 11/1/2047 3,632,695 3,879,846
Pool# MA3691
3.00%, 7/1/2049 5,394,307 5,654,795
Pool# MA3744
3.00%, 8/1/2049 3,296,474 3,452,276
Pool# MA3870
2.50%, 12/1/2049 5,426,080 5,634,790
Pool# MA3905
3.00%, 1/1/2050 4,316,071 4,518,591
Pool# BP8608
2.50%, 6/1/2050 14,435,032 14,992,518
Pool# BP7293
2.50%, 8/1/2050 9,583,134 9,953,257
Pool# CA7972
3.00%, 9/1/2050 11,937,599 12,528,482
Total Mortgage-Backed Securities
(cost $241,189,527)
246,220,093
Municipal Bonds 1.6%
Arizona 0.5%
City of Tucson, 2.86%,
7/1/2047 5,750,000 5,614,662
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,294,257
Virginia 0.6%
Montgomery County
Economic Development
Authority, RB, Series B,
3.04%, 6/1/2033 1,000,000 1,039,800
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 6,215,000 6,136,052
7,175,852
Total Municipal Bonds
(cost $18,019,043)
18,084,771
U.S. Treasury Obligations 10.1%
U.S. Treasury Bonds, 1.38%,
11/15/2040 5,000,000 4,356,250
U.S. Treasury Notes
1.38%, 8/31/2026 4,215,000 4,311,814
2.00%, 11/15/2026 10,000,000 10,544,531
1.13%, 2/28/2027 12,500,000 12,548,340
0.50%, 4/30/2027 7,705,000 7,434,723
1.13%, 2/29/2028 18,250,000 18,067,500
1.63%, 8/15/2029 23,250,000 23,531,543
0.88%, 11/15/2030 11,770,000 11,006,789
1.13%, 2/15/2031 20,985,000 20,040,675
Total U.S. Treasury Obligations
(cost $114,681,608)
111,842,165
Preferred Stocks 1.1%
Shares
Consumer Finance 0.3%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 3,263,962
SquareTwo Financial Canada
Corp., 0.00%, *^∞(g)(h) 355 0
3,263,962
Insurance 0.6%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,868,200
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(g) 75,000 1,800,000
PartnerRe Ltd., 7.25%,
4/29/2021(g) 31,383 793,990
6,462,190
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(g) 100,000 2,486,000

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Preferred Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022(c)(g) 35,000 215,600
Total Preferred Stocks
(cost $12,845,394)
12,427,752
Short-Term Investment 0.5%
Shares
Money Market Fund 0.5%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%( i )(j) 4,803,970 4,803,970
Total Short-Term Investment
(cost $4,803,970)
4,803,970
Total Investments
(cost $1,057,394,989) — 98.0%
1, 087,352,413
Other assets in excess of
liabilities — 2.0% 22,037,333
NET ASSETS — 100.0%
$ 1,109,389,746
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$183,302,324 which represents 16.52% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2021. The
maturity date reflects the next call date.
(e) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $4,697,841, which was collateralized by cash used to
purchase a money market fund with a value of $4,803,970.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2021.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
( i ) Represents 7-day effective yield as of April 30, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $4,803,970.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - April 30, 2021 (Unaudited) - Statement of Investments - 27
U.S. Government Agency Securities 24.1%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.08%), 0.09%,
6/10/2021(a) 500,000 500,000
(SOFR + 0.08%), 0.09%,
7/9/2021(a) 600,000 600,000
(SOFR + 0.08%), 0.09%,
9/13/2021(a) 1,500,000 1,500,000
(SOFR + 0.30%), 0.31%,
9/24/2021(a) 3,000,000 3,000,000
(SOFR + 0.18%), 0.19%,
5/27/2022(a) 1,500,000 1,500,000
(SOFR + 0.09%), 0.10%,
10/7/2022(a) 3,500,000 3,500,000
(SOFR + 0.06%), 0.07%,
1/20/2023(a) 8,000,000 8,000,000
(SOFR + 0.06%), 0.07%,
2/9/2023(a) 8,000,000 8,000,000
(SOFR + 0.05%), 0.06%,
2/17/2023(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.05%,
3/10/2023(a) 2,500,000 2,500,000
FHLB
(SOFR + 0.08%), 0.09%,
6/11/2021(a) 2,000,000 2,000,000
(SOFR + 0.01%), 0.02%,
6/16/2021(a) 24,000,000 24,000,000
(SOFR + 0.08%), 0.09%,
7/8/2021(a) 2,000,000 2,000,000
(SOFR + 0.02%), 0.03%,
7/20/2021(a) 10,000,000 10,000,000
(SOFR + 0.08%), 0.09%,
7/23/2021(a) 1,500,000 1,500,000
(SOFR + 0.02%), 0.03%,
8/27/2021(a) 15,000,000 15,000,000
(SOFR + 0.15%), 0.16%,
9/3/2021(a) 2,000,000 2,000,000
(SOFR + 0.12%), 0.13%,
2/10/2022(a) 1,000,000 1,000,000
(SOFR + 0.08%), 0.09%,
2/18/2022(a) 8,000,000 8,000,000
(SOFR + 0.12%), 0.13%,
2/28/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.10%,
10/5/2022(a) 3,000,000 3,000,000
(SOFR + 0.06%), 0.07%,
12/8/2022(a) 5,000,000 5,000,000
(SOFR + 0.04%), 0.05%,
3/17/2023(a) 6,000,000 6,000,000
FHLMC
(SOFR + 0.06%), 0.07%,
6/14/2021(a) 4,000,000 4,000,000
(SOFR + 0.27%), 0.28%,
6/24/2021(a) 3,000,000 3,000,000
FNMA
(SOFR + 0.29%), 0.30%,
10/4/2021(a) 2,500,000 2,500,000
(SOFR + 0.31%), 0.32%,
10/25/2021(a) 1,800,000 1,800,000
(SOFR + 0.17%), 0.18%,
3/9/2022(a) 1,500,000 1,500,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
(SOFR + 0.32%), 0.33%,
4/27/2022(a) 3,000,000 3,000,000
(SOFR + 0.32%), 0.33%,
4/28/2022(a) 1,500,000 1,500,000
(SOFR + 0.27%), 0.28%,
5/4/2022(a) 3,000,000 3,000,000
(SOFR + 0.23%), 0.24%,
5/6/2022(a) 2,100,000 2,100,000
(SOFR + 0.22%), 0.23%,
5/9/2022(a) 2,000,000 2,000,000
(SOFR + 0.19%), 0.20%,
5/27/2022(a) 1,400,000 1,399,848
(SOFR + 0.18%), 0.19%,
6/3/2022(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $141,399,848)
141,399,848
U.S. Treasury Obligations 38.6%
U.S. Treasury Bills
0.08%, 5/6/2021 52,000,000 51,999,443
0.07%, 5/13/2021 22,000,000 21,999,520
0.01%, 5/18/2021 19,000,000 18,999,910
0.02%, 5/20/2021 10,000,000 9,999,895
0.05%, 5/25/2021 33,000,000 32,998,953
0.03%, 6/1/2021 22,000,000 21,999,406
0.05%, 6/10/2021 25,000,000 24,998,750
0.09%, 7/8/2021 10,000,000 9,998,300
0.04%, 9/23/2021 3,500,000 3,499,436
0.04%, 9/30/2021 3,000,000 2,999,493
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market
Yield + 0.30%), 0.32%,
10/31/2021(a) 1,650,000 1,650,269
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.17%, 1/31/2022(a) 1,000,000 1,000,000
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.08%, 7/31/2022(a) 9,000,000 9,000,568
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 0.07%, 1/31/2023(a) 9,000,000 9,001,081
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 0.05%, 4/30/2023(a) 6,000,000 6,000,182
Total U.S. Treasury Obligations
(cost $226,145,206) 226,145,206

28 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Government Money Market Fund
Repurchase Agreements 37.4%
Principal
Amount ($) Value ($)
Banco Santander SA, 0.01%,
dated 4/30/2021, due
5/3/2021, repurchase price
$70,000,058, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 4.50%, maturing
6/30/2022 - 6/1/2050; total
market value $71,400,095.
(b) 70,000,000 70,000,000
Barclays Capital, Inc.,
0.01%, dated 4/30/2021,
due 5/3/2021, repurchase
price $19,000,016,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.75%, maturing
12/31/2023 - 2/15/2041;
total market value
$19,380,050.(b) 19,000,000 19,000,000
MUFG Securities Ltd.,
0.01%, dated 4/30/2021,
due 5/3/2021, repurchase
price $65,000,054,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.50%, maturing
10/1/2037 - 3/1/2051; total
market value $66,300,008.
(b) 65,000,000 65,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities
Inc., 0.01%, dated
4/30/2021, due 5/3/2021,
repurchase price
$35,000,029, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 4.00%, maturing
5/27/2021 - 3/20/2051;
total market value
$35,700,055.(b) 35,000,000 35,000,000
Royal Bank of Canada,
0.01%, dated 4/30/2021,
due 5/3/2021, repurchase
price $30,000,025,
collateralized by U.S.
Government Agency
Securities, ranging from
0.21% - 7.09%, maturing
8/25/2036 - 1/15/2054;
total market value
$32,399,922.(b) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $219,000,000) 219,000,000
Total Investments
(cost $586,545,054) — 100.1% 586,545,054
Liabilities in excess of other assets — (0.1)% (455,996)
NET ASSETS — 100.0%
$586,089,058
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2021 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities 4.7%
Principal
Amount ($) Value ($)
Other 4.7%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 2,282,093 2,309,905
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,907,841
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 251,025
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,400
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 400,000 401,279
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,271,706
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 3,023,122
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 3,016,450
Total Asset-Backed Securities
(cost $12,415,609)
12,432,728
Collateralized Mortgage Obligations 0.6%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 58,795 63,136
Series 2296, Class H,
6.50%, 3/15/2031 14 14
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 2,708 2,812
Series 1993-226, Class PK,
6.00%, 12/25/2023 28,239 29,592
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,342,613 1,400,444
Total Collateralized Mortgage Obligations
(cost $1,450,031)
1,495,998
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 77,303 77,288
Total Commercial Mortgage-Backed Security
(cost $77,604) 77,288
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,400,357 1,511,405
Pool# 773298
2.41%, 4/1/2035(b) 460,072 458,543
Pool# 745769
2.23%, 7/1/2036(b) 165,779 166,980
Pool# 813605
2.30%, 7/1/2036(b) 62,744 62,548
Total Mortgage-Backed Securities
(cost $2,125,073)
2,199,476
U.S. Government Agency Securities 3.9%
FFCB, 2.43%, 9/13/2027 3,000,000 3,241,271
FHLB
5.37%, 9/9/2024 2,615,000 3,046,796
3.00%, 3/12/2027 2,000,000 2,217,160
Ukraine Government AID
Bond, 1.47%, 9/29/2021 2,000,000 2,008,569
Total U.S. Government Agency Securities
(cost $10,932,643)
10,513,796
U.S. Treasury Obligations 86.1%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 1,300,000 2,135,000
1.75%, 1/15/2028 (c) 4,800,000 7,322,627
3.63%, 4/15/2028 (c) 5,000,000 11,042,099
2.50%, 1/15/2029 (c) 4,750,000 7,527,207
3.88%, 4/15/2029 (c) 3,300,000 7,468,924
2.13%, 2/15/2041 (c) 7,375,000 12,979,147
0.75%, 2/15/2042 (c) 11,750,000 16,061,473
0.63%, 2/15/2043 (c) 15,350,000 20,141,518
0.75%, 2/15/2045 (c) 3,000,000 3,945,171
1.00%, 2/15/2046 (c) 5,875,000 8,123,603
0.88%, 2/15/2047 (c) 5,000,000 6,672,481
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2022 (c)(d) 5,000,000 5,929,684
0.50%, 4/15/2024 (c) 19,500,000 22,124,787
0.13%, 4/15/2025 (c) 9,000,000 9,990,345
0.38%, 7/15/2025 (c) 12,000,000 14,764,241
0.63%, 1/15/2026 (c) 17,500,000 21,738,566
0.13%, 7/15/2026 (c) 3,000,000 3,636,217
0.38%, 1/15/2027 (c) 10,250,000 12,450,173
0.38%, 7/15/2027 (c) 4,750,000 5,736,223
0.50%, 1/15/2028 (c) 5,000,000 6,005,739
0.75%, 7/15/2028 (c) 4,000,000 4,832,432
0.88%, 1/15/2029 (c) 2,500,000 3,022,592
0.25%, 7/15/2029 (c) 4,000,000 4,580,390
0.13%, 1/15/2030 (c) 1,000,000 1,120,051

30 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
U.S. Treasury Notes, 0.13%,
1/15/2024 10,000,000 9,957,812
Total U.S. Treasury Obligations
(cost $209,094,002)
229,308,502
Total Investments
(cost $236,094,962) — 96.1%
256,027,788
Other assets in excess of
liabilities — 3.9% 10,347,056
NET ASSETS — 100.0%
$ 266,374,844
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$12,432,728 which represents 4.67% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note 88 6/2021 USD 12,808,125 (330,899)
(330,899)
Short Contracts
U.S. Treasury Long Bond (155) 6/2021 USD (24,373,750) 687,441
687,441
356,542
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities 6.0%
Principal
Amount ($) Value ($)
Automobiles 4.7%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 279,160
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 65,000 64,957
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 700,000 711,143
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 874,002
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 382,265 385,674
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,235,187
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 161,503
Series 2020-3, Class C,
1.06%, 8/18/2026 350,000 352,358
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,053,402
CPS Auto Receivables Trust,
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 12,642 12,657
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 337,073
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 688,067
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 671,320
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 565,536
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 834,180 838,701
Series 2021-1, Class B,
0.65%, 7/15/2025 690,000 691,013
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 493,487 498,817
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 238,503
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 159,910
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 314,182
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 510,731
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 300,000 302,313
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-1A, Class B,
0.50%, 2/18/2025 625,000 624,791
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 420,281
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 901,197 906,477
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 380,000 385,617
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 235,300
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 68,358
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 120,740
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,058,261
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 986,630
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 45,474 45,592
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 434,870
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 765,000 766,143
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 432,138
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 369,033 372,941
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 278,895
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 311,517
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 857,921
Series 2020-1A, Class A2,
1.55%, 2/15/2025(a) 100,000 101,913
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 408,531
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,053,921
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 321,333
Series 2018-5, Class C,
3.81%, 12/16/2024 120,884 121,610

32 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 684,285
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 412,592
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 103,891 104,028
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 1,495,000 1,505,735
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 377,722
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 307,813
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,627,048
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 546,485
28,825,697
Other 0.9%
Donlen Fleet Lease Funding
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 1,350,000 1,349,865
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 3,137,225 3,148,654
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 906,750 929,922
5,428,441
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 458,452 472,060
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 501,954 505,599
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 520,000 528,168
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 207,887 208,861
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 486,645 496,248
2,210,936
Total Asset-Backed Securities
(cost $35,847,209)
36,465,074
Collateralized Mortgage Obligations 8.7%
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 5065, Class HI, IO,
5.06%, 4/15/2042(b) 2,768,906 547,044
Series 5065, Class EI, IO,
5.41%, 11/25/2044(b) 618,904 135,586
Series 5094, Class , IO,
1.71%, 12/15/2048(b) 983,221 96,235
FNMA REMICS
Series 2017-82, Class FG,
0.36%, 11/25/2032(b) 12,525,176 12,567,043
Series 2004-29, Class PS,
IO, 7.49%, 5/25/2034(b) 1,609,798 358,579
Series 2016-32, Class SA,
IO, 5.99%, 10/25/2034(b) 8,043,395 1,362,309
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 541,215
Series 2010-57, Class SA,
IO, 6.34%, 6/25/2040(b) 2,302,388 437,398
Series 2010-63, Class SA,
IO, 6.39%, 6/25/2040(b) 1,997,849 378,362
Series 2010-118, Class SN,
IO, 6.49%, 10/25/2040(b) 10,242,588 2,207,880
Series 2013-18, Class FB,
0.46%, 10/25/2041(b) 410,994 412,312
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 486,428 69,838
Series 2016-40, Class GA,
2.45%, 7/25/2046(b) 539,184 566,906
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 430,554 37,628
Series 2018-4, Class FM,
0.41%, 2/25/2048(b) 545,558 548,579
Series 2019-31, Class FA,
0.51%, 7/25/2049(b) 2,122,520 2,139,772
Series 2019-81, Class FJ,
0.61%, 1/25/2050(b) 1,472,498 1,487,216
Series 2021-24, Class , IO,
1.26%, 3/25/2059(b) 4,154,221 293,177
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,307,922 4,196,658
Series 2019-21, Class , IO,
4.50%, 2/20/2049 6,955,448 1,009,120
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 1,856,445 156,352
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 603,601 37,587
Series 2012-H20, Class PT,
0.94%, 7/20/2062(b) 747,964 746,803
Series 2018-H02, Class ZJ,
4.31%, 10/20/2064(b) 518,390 573,812
Series 2017-H12, Class EZ,
4.59%, 6/20/2066(b) 608,041 669,556
Series 2017-H13, Class JZ,
4.79%, 5/20/2067(b) 213,491 232,480
Series 2017-H22, Class FD,
0.31%, 11/20/2067(b) 134,977 134,779
Series 2017-H25, Class FD,
0.26%, 12/20/2067(b) 142,705 142,380

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 33
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H01, Class FT,
0.51%, 10/20/2068(b) 8,249,520 8,263,109
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 4,037,750 4,761,949
Series 2019-H05, Class FT,
0.51%, 4/20/2069(b) 5,360,609 5,366,281
Series 2019-H13, Class FT,
0.53%, 8/20/2069(b) 833,246 832,533
Series 2019-H18, Class DF,
0.51%, 10/20/2069(b) 796,314 798,135
Series 2021-H03, Class ,
IO, 4.15%, 4/20/2070(b) 9,097,532 1,121,556
Total Collateralized Mortgage Obligations
(cost $51,333,211)
53,230,169
Commercial Mortgage-Backed Securities 6.7%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,072,285
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,086,808
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.25%, 10/15/2037(a)(b) 1,095,000 1,100,488
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 977,547
COMM Mortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,586,030
Commercial Mortgage Pass-
Through Certificates , Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 102,477
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 807,766
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 571,528
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.71%, 1/25/2030(b) 484,589 58,667
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 9,472,101 58,447
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 968,215 81,492
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.05%, 6/25/2028(b) 1,018,897 101,595
Series 2020-M43, Class X1,
IO, 2.25%, 8/25/2034(b) 6,384,974 926,455
Series 2020-M36, Class X1,
IO, 1.56%, 9/25/2034(b) 990,863 105,981
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Multifamily REMIC
Trust REMICS, Series
2020-M37, Class X, IO,
1.23%, 4/25/2032(b) 1,426,774 112,249
GNMA REMICS
Series 2018-82, Class , IO,
0.43%, 5/16/2058(b) 15,474,099 662,459
Series 2020-108, Class , IO,
0.93%, 6/16/2062(b) 3,595,426 291,228
Series 2021-20, Class , IO,
1.12%, 8/16/2062(b) 3,369,924 322,702
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 3,060,244 268,608
Series 2020-128, Class , IO,
0.98%, 10/16/2062(b) 1,569,807 137,426
Series 2021-33, Class , IO,
0.99%, 10/16/2062(b) 3,271,214 289,259
Series 2021-40, Class , IO,
0.84%, 2/16/2063(b) 2,426,453 195,962
Series 2021-12, Class , IO,
0.98%, 3/16/2063(b) 3,669,930 325,351
Series 2021-52, Class , IO,
0.85%, 4/16/2063(b) 4,084,406 331,878
Series 2021-10, Class , IO,
1.00%, 5/16/2063(b) 786,766 70,471
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 235,000 245,085
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,455,972
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 439,659
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,837,429
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 1,130,000 1,196,193
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.58%,
11/15/2027(a)(b) 655,893 483,721
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,489,064
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,617,740

34 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,600,801
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,791,516
Total Commercial Mortgage-Backed
Securities
(cost $40,122,158) 40,802,339
Corporate Bonds 43.6%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.20%, 2/4/2026 1,055,000 1,056,893
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031 590,000 595,419
1,652,312
Air Freight & Logistics 0.2%
FedEx Corp. ,
2.40%, 5/15/2031 1,075,000 1,065,263
Automobiles 1.2%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,095,169
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,353,287
1.80%, 1/10/2028(a) 935,000 907,396
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 402,141
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 1,405,000 1,537,166
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 530,375
1.25%, 11/24/2025(a) 1,830,000 1,825,426
7,650,960
Banks 12.0%
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,452,790
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 2,000,000 2,006,919
Banco Santander SA ,
2.96%, 3/25/2031 800,000 807,896
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 1,220,000 1,222,584
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 642,980
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 1,440,000 1,469,216
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 672,866
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal ,
1.85%, 5/1/2025 330,000 340,572
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,152,333
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,566,007
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 819,464
2.38%, 11/21/2024(a) 985,000 1,033,760
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 974,446
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 588,753
BNP Paribas SA ,
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,308,861
(SOFR + 1.00%), 1.32%,
1/13/2027(a)(c) 210,000 206,837
(SOFR + 1.39%), 2.87%,
4/19/2032(a)(c) 1,510,000 1,520,843
Citibank NA ,
(ICE LIBOR USD 3
Month + 0.60%), 2.84%,
5/20/2022(c) 745,000 745,874
Citigroup, Inc. ,
(SOFR + 0.67%), 0.00%,
5/1/2025(c) 395,000 396,172
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 573,868
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 609,391
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 479,132
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
1.11%, 2/24/2027(a)(c) 1,630,000 1,607,099
Credit Agricole SA ,
3.75%, 4/24/2023(a) 1,365,000 1,452,654
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,421,720
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 2,041,727
DNB Bank ASA ,
2.15%, 12/2/2022(a) 730,000 750,379
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,990,000 1,967,091
ING Groep NV ,
(SOFR + 1.32%), 2.73%,
4/1/2032(c) 380,000 384,459
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 955,000 979,943

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%,
6/1/2024(c) 2,510,000 2,558,132
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 1,540,000 1,540,289
KeyCorp ,
2.25%, 4/6/2027 965,000 1,001,337
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 975,249
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,702,319
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 880,000 920,753
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 2,003,659
Royal Bank of Canada ,
1.15%, 6/10/2025 2,575,000 2,591,433
1.20%, 4/27/2026 2,840,000 2,831,399
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,581,583
Santander UK Group Holdings
plc ,
(SOFR + 1.48%), 2.90%,
3/15/2032(c) 1,575,000 1,587,515
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.81%, 6/1/2021(c) 425,000 425,208
2.88%, 6/18/2024 389,000 414,093
Societe Generale SA ,
2.63%, 1/22/2025(a) 850,000 887,489
1.38%, 7/8/2025(a) 1,080,000 1,081,029
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.56%), 3.79%,
5/21/2025(a)(c) 1,015,000 1,093,919
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,464,207
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 360,150
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 2,810,000 2,817,217
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 1,035,000 1,123,692
Toronto-Dominion Bank (The) ,
0.75%, 9/11/2025 1,895,000 1,871,758
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,667,478
2.50%, 8/1/2024 560,000 591,558
(SOFR + 0.61%), 1.27%,
3/2/2027(c) 625,000 622,164
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,777,929
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,099,024
US Bancorp ,
1.45%, 5/12/2025 2,535,000 2,589,332
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 657,928
73,034,479
Beverages 1.0%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 424,419
Coca-Cola Co. (The) ,
2.25%, 1/5/2032 1,530,000 1,529,499
3.00%, 3/5/2051 1,515,000 1,480,018
Coca-Cola European Partners
plc ,
0.80%, 5/3/2024(a) 1,790,000 1,789,604
Pernod Ricard International
Finance LLC ,
2.75%, 10/1/2050(a) 710,000 642,006
5,865,546
Building Products 0.1%
Masco Corp. ,
1.50%, 2/15/2028 540,000 522,296
Capital Markets 5.0%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 48,730
3.25%, 7/15/2025 1,310,000 1,368,790
2.15%, 7/15/2026 90,000 88,795
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,167,366
Brookfield Finance, Inc. ,
2.72%, 4/15/2031 565,000 567,274
Charles Schwab Corp. (The) ,
2.00%, 3/20/2028 1,745,000 1,762,957
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 1,650,000 1,686,358
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 1,255,000 1,259,726
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 720,277
1.69%, 3/19/2026 865,000 868,289
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,108,072
FS KKR Capital Corp. ,
4.13%, 2/1/2025 230,000 241,176
3.40%, 1/15/2026 660,000 675,084
Goldman Sachs BDC, Inc. ,
2.88%, 1/15/2026 445,000 460,523

36 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.61%), 0.86%,
2/12/2026(c) 780,000 773,305
Series VAR, (SOFR
+ 0.79%), 1.09%,
12/9/2026(c) 1,670,000 1,646,240
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 810,000 806,837
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 1,535,000 1,542,490
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 28,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,917,836
Macquarie Group Ltd. ,
(SOFR + 1.07%), 1.34%,
1/12/2027(a)(c) 765,000 754,626
Morgan Stanley ,
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 935,000 947,425
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,267,367
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 270,366
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 895,000 962,580
3.40%, 7/15/2026 560,000 580,724
Owl Rock Technology Finance
Corp. ,
3.75%, 6/17/2026(a) 685,000 716,744
Raymond James Financial,
Inc. ,
3.75%, 4/1/2051 935,000 997,809
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,105,963
(SOFR + 2.60%), 2.90%,
3/30/2026(c) 495,000 529,002
2.20%, 3/3/2031 715,000 702,159
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,537,526
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
2.09%, 2/11/2032(a)(c) 705,000 672,149
30,782,565
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 660,892
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 840,000 843,087
1,503,979
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
Waste Management, Inc. ,
1.50%, 3/15/2031 705,000 649,915
Communications Equipment 0.1%
Juniper Networks, Inc. ,
1.20%, 12/10/2025 400,000 396,444
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 1,235,000 1,297,724
1.75%, 1/30/2026 225,000 220,607
Ally Financial, Inc. ,
1.45%, 10/2/2023 1,515,000 1,539,270
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,077,379
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 618,928
2.15%, 9/10/2024 200,000 209,457
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 87,000 88,817
4.25%, 4/15/2026(a) 885,000 943,745
2.75%, 2/21/2028(a) 495,000 481,532
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 577,343
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,438,540
Caterpillar Financial Services
Corp. ,
0.80%, 11/13/2025 2,120,000 2,101,055
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,421,560
General Motors Financial Co.,
Inc. ,
1.05%, 3/8/2024 555,000 556,170
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 410,686
3.35%, 6/8/2025(a) 535,000 568,711
John Deere Capital Corp. ,
1.50%, 3/6/2028 1,415,000 1,393,762
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 821,237
Toyota Motor Credit Corp. ,
1.90%, 4/6/2028 1,640,000 1,650,523
17,417,046
Containers & Packaging 0.1%
Berry Global, Inc. ,
1.57%, 1/15/2026(a) 955,000 946,481
Diversified Financial Services 1.3%
AIG Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 996,617
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 883,661
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 875,000 978,868
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,434,249

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
1.65%, 6/15/2031 440,000 410,357
4.30%, 3/15/2049 470,000 558,923
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 930,000 921,817
ORIX Corp. ,
3.25%, 12/4/2024 635,000 684,923
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 350,225
Siemens
Financieringsmaatschappij
NV ,
1.20%, 3/11/2026(a) 755,000 753,647
7,973,287
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
3.65%, 6/1/2051 1,125,000 1,082,070
Bell Canada ,
Series US-4, 3.65%,
3/17/2051 795,000 823,982
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 2,140,000 2,158,469
Verizon Communications, Inc. ,
2.10%, 3/22/2028 830,000 837,535
4,902,056
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,503,861
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,139,485
Appalachian Power Co. ,
Series AA, 2.70%, 4/1/2031 500,000 503,797
Atlantic City Electric Co. ,
2.30%, 3/15/2031 360,000 359,281
Duke Energy Carolinas LLC ,
3.45%, 4/15/2051 710,000 741,995
Duke Energy Corp. ,
0.90%, 9/15/2025 1,030,000 1,014,537
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,080,478
2.40%, 6/15/2031 425,000 415,865
Entergy Louisiana LLC ,
2.35%, 6/15/2032 705,000 700,925
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 447,590
Indiana Michigan Power Co. ,
3.25%, 5/1/2051 1,260,000 1,252,861
New England Power Co. ,
2.81%, 10/6/2050(a) 1,055,000 942,454
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 2,420,000 2,427,625
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.57%,
11/15/2021(c) 1,520,000 1,525,015
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Electric Power
Co. ,
Series N, 1.65%, 3/15/2026 880,000 887,622
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 650,000 683,763
15,627,154
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 238,577
Flex Ltd. ,
4.88%, 6/15/2029 425,000 484,537
723,114
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 855,000 732,324
Equity Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate
Equities, Inc. ,
3.00%, 5/18/2051 1,515,000 1,420,429
Corporate Office Properties
LP ,
2.75%, 4/15/2031 285,000 281,298
Healthpeak Properties, Inc. ,
3.00%, 1/15/2030 425,000 444,340
National Retail Properties,
Inc. ,
3.50%, 4/15/2051 625,000 624,031
Office Properties Income
Trust ,
4.50%, 2/1/2025 1,155,000 1,237,741
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 442,700
3.38%, 2/1/2031 470,000 475,140
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 490,000 482,450
Public Storage ,
2.30%, 5/1/2031 925,000 925,220
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 525,384
Welltower , Inc. ,
2.80%, 6/1/2031 905,000 919,437
7,778,170
Food & Staples Retailing 0.6%
Alimentation Couche-Tard,
Inc. ,
2.70%, 7/26/2022(a) 1,710,000 1,755,662
CK Hutchison International 21
Ltd. ,
1.50%, 4/15/2026(a) 1,645,000 1,645,450
3,401,112
Food Products 0.6%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,095,065

38 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mondelez International, Inc. ,
2.75%, 4/13/2030 355,000 366,596
Viterra Finance BV ,
2.00%, 4/21/2026(a) 2,155,000 2,144,091
3,605,752
Health Care Equipment & Supplies 0.6%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,616,462
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 878,219
STERIS Irish FinCo . UnLtd
Co. ,
3.75%, 3/15/2051 995,000 1,007,363
3,502,044
Health Care Providers & Services 1.1%
AmerisourceBergen Corp. ,
2.70%, 3/15/2031 2,140,000 2,154,645
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,128,811
3.60%, 3/15/2051 1,495,000 1,553,251
Centene Corp. ,
3.00%, 10/15/2030 610,000 605,425
2.50%, 3/1/2031 620,000 592,776
Cigna Corp. ,
3.75%, 7/15/2023 327,000 349,161
CVS Health Corp. ,
4.30%, 3/25/2028 381,000 433,494
6,817,563
Hotels, Restaurants & Leisure 0.2%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 160,000 169,954
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 371,087
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 703,295
1,244,336
Household Durables 0.2%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 996,640
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 847,343
1.38%, 1/15/2026(a) 1,265,000 1,244,169
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,374,637
3,466,149
Insurance 2.3%
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,168,922
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 609,912
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
1.20%, 10/13/2023(a) 195,000 196,902
2.50%, 3/24/2028(a) 1,985,000 2,000,778
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 395,000 395,640
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 138,000 149,288
4.70%, 6/22/2047 338,000 351,644
Equitable Financial Life Global
Funding ,
1.40%, 8/27/2027(a) 455,000 442,239
1.80%, 3/8/2028(a) 620,000 609,776
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 625,000 649,657
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 1,630,000 1,631,942
Global Atlantic Fin Co. ,
4.40%, 10/15/2029(a) 355,000 379,940
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,210,151
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 214,842
Principal Life Global Funding
II ,
0.88%, 1/12/2026(a) 1,530,000 1,497,914
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,029,422
2.75%, 5/7/2025(a) 1,270,000 1,339,598
Unum Group ,
4.50%, 12/15/2049 360,000 368,494
14,247,061
Interactive Media & Services 0.2%
Tencent Holdings Ltd. ,
3.84%, 4/22/2051(a) 1,540,000 1,569,458
Internet & Direct Marketing Retail 0.1%
eBay, Inc. ,
1.90%, 3/11/2025 580,000 599,150
IT Services 0.5%
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 236,019
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 1,200,000 1,188,012
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 691,064
1.35%, 3/15/2026 840,000 831,573
2,946,668
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 776,473

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc. ,
2.30%, 3/12/2031 1,220,000 1,200,084
Machinery 0.3%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 575,687
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 424,950
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 719,329
1,719,966
Media 0.2%
Interpublic Group of Cos., Inc.
(The) ,
3.38%, 3/1/2041 760,000 760,024
ViacomCBS , Inc. ,
6.88%, 4/30/2036 440,000 609,941
1,369,965
Metals & Mining 0.5%
Anglo American Capital plc ,
2.25%, 3/17/2028(a) 710,000 706,016
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 313,878
2.50%, 9/1/2030(a) 945,000 915,356
3.88%, 4/27/2051(a) 1,155,000 1,148,669
3,083,919
Multi-Utilities 0.6%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 754,334
Berkshire Hathaway Energy
Co. ,
2.85%, 5/15/2051 710,000 656,163
Consolidated Edison Co. of
New York, Inc. ,
Series C, 3.00%, 12/1/2060 475,000 430,319
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 405,000 431,832
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(e) 495,000 520,318
Series F, 1.05%, 6/1/2025 660,000 657,553
3,450,519
Oil, Gas & Consumable Fuels 1.5%
Aker BP ASA ,
3.75%, 1/15/2030(a) 670,000 697,418
BP Capital Markets America,
Inc. ,
3.38%, 2/8/2061 1,515,000 1,436,693
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 355,000 355,138
4.75%, 5/31/2025 805,000 904,909
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,669,367
3.60%, 2/15/2051 770,000 738,184
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 842,074
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 644,689
Suncor Energy, Inc. ,
3.75%, 3/4/2051 910,000 910,118
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 755,000 744,891
8,943,481
Pharmaceuticals 0.4%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 646,397
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,105,966
Royalty Pharma plc ,
3.55%, 9/2/2050(a) 675,000 639,049
2,391,412
Road & Rail 0.8%
Burlington Northern Santa Fe
LLC ,
3.30%, 9/15/2051 1,540,000 1,566,685
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,411,850
4.00%, 7/15/2025(a) 400,000 441,696
4.45%, 1/29/2026(a) 240,000 270,807
1.70%, 6/15/2026(a) 15,000 15,084
Ryder System, Inc. ,
3.88%, 12/1/2023 525,000 566,885
4.63%, 6/1/2025 745,000 842,900
5,115,907
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
4.15%, 11/15/2030 445,000 486,439
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 940,000 997,975
Microchip Technology, Inc. ,
3.92%, 6/1/2021 355,000 355,923
2.67%, 9/1/2023(a) 860,000 896,909
0.97%, 2/15/2024(a) 240,000 239,722
2,976,968
Software 0.3%
Infor , Inc. ,
1.45%, 7/15/2023(a) 585,000 592,768
Oracle Corp. ,
3.95%, 3/25/2051 1,155,000 1,201,707
1,794,475
Specialty Retail 0.3%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 864,325
4.50%, 10/1/2025 675,000 750,326
1,614,651
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
2.65%, 2/8/2051 760,000 705,446

40 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 415,000 419,143
4.65%, 10/1/2024 945,000 1,057,102
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 549,240
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 739,800
3,470,731
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,411,203
Tobacco 0.2%
Altria Group, Inc. ,
3.70%, 2/4/2051 1,515,000 1,359,092
Trading Companies & Distributors 0.4%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 935,000 917,727
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 872,725
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 742,261
2,532,713
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 592,883
Total Corporate Bonds
(cost $262,081,403)
265,423,766
Mortgage-Backed Securities 8.0%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 215 216
Pool# 303300
8.50%, 5/1/2025 1,521 1,641
Pool# 342718
6.50%, 5/1/2026 9,595 10,780
Pool# 250764
7.50%, 12/1/2026 22,776 25,022
Pool# 415652
6.50%, 3/1/2028 2,129 2,392
Pool# 252212
6.50%, 1/1/2029 48,034 54,575
Pool# 504076
6.50%, 6/1/2029 26,672 30,706
Pool# 484939
6.50%, 6/1/2029 8,394 9,430
Pool# 252570
6.50%, 7/1/2029 22,111 25,239
Pool# 506638
6.50%, 8/1/2029 8,881 9,977
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 535300
6.50%, 5/1/2030 28,041 32,318
Pool# 539932
7.00%, 5/1/2030 4,494 4,510
Pool# MA3209
3.00%, 12/1/2047 2,351,445 2,467,814
Pool# MA3275
3.00%, 2/1/2048 2,285,157 2,400,073
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 6/25/2036 7,500,000
7,737,012
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 6/25/2051 5,825,000 6,028,712
2.00%, 7/25/2051 9,923,000 9,981,482
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 1,646 1,664
Pool# 354696
6.50%, 12/15/2023 1,707 1,910
Pool# 369270
6.50%, 12/15/2023 1,148 1,285
Pool# 368677
7.50%, 1/15/2024 3,658 3,704
Pool# 359986
7.50%, 1/15/2024 333 335
Pool# 362734
7.50%, 1/15/2024 118 118
Pool# 371909
6.50%, 2/15/2024 1,908 2,135
Pool# 392055
7.00%, 4/15/2024 181 181
Pool# 442138
8.00%, 11/15/2026 16,323 17,853
Pool# 399109
7.50%, 2/15/2027 6,049 6,469
Pool# 445661
7.50%, 7/15/2027 2,476 2,519
Pool# 443887
7.50%, 8/15/2027 4,207 4,278
Pool# 455381
7.50%, 8/15/2027 2,933 3,222
Pool# 450591
7.50%, 8/15/2027 515 528
Pool# 453295
7.50%, 8/15/2027 276 286
Pool# 446699
6.00%, 8/15/2028 7,173 8,056
Pool# 482748
6.00%, 9/15/2028 28,480 32,000
Pool# 460906
6.00%, 9/15/2028 4,830 5,424
Pool# 476969
6.50%, 1/15/2029 19,525 21,844
Pool# 781029
6.50%, 5/15/2029 64,719 73,949
Pool# 503106
6.50%, 6/15/2029 1,794 2,007
GNMA TBA
2.00%, 5/15/2051 9,000,000 9,183,516

Nationwide Loomis Core Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
2.50%, 5/15/2051 10,000,000 10,394,531
Total Mortgage-Backed Securities
(cost $47,962,011)
48,589,713
U.S. Treasury Obligations 22.8%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 760,126
4.38%, 11/15/2039 2,400,000 3,256,969
1.13%, 5/15/2040 17,455,000 14,600,153
4.38%, 5/15/2040 8,870,000 12,088,147
2.25%, 8/15/2049 11,385,000 11,282,713
2.00%, 2/15/2050 8,630,000 8,093,322
1.25%, 5/15/2050 620,000 481,057
1.38%, 8/15/2050 1,285,000 1,030,208
1.63%, 11/15/2050 6,835,000 5,847,129
1.88%, 2/15/2051 6,715,000 6,108,551
U.S. Treasury Notes
0.38%, 11/30/2025 11,140,000 10,948,531
0.38%, 12/31/2025 18,710,000 18,364,304
0.50%, 2/28/2026 14,315,000 14,100,275
0.75%, 3/31/2026 6,225,000 6,200,684
0.88%, 11/15/2030 7,740,000 7,238,109
1.13%, 2/15/2031 19,650,000 18,765,750
Total U.S. Treasury Obligations
(cost $144,598,725)
139,166,028
Short-Term Investments 7.4%
U.S. Treasury Obligations 7.4%
U.S. Treasury Bills
0.10%, 5/6/2021 7,000,000 6,999,997
0.04%, 5/20/2021 12,000,000 11,999,943
0.02%, 6/17/2021 10,000,000 9,999,844
0.06%, 6/24/2021 10,000,000 9,999,856
0.05%, 9/2/2021 6,120,000 6,119,637
Total U.S. Treasury Obligations
(cost $45,117,511)
45,119,277
Total Short-Term Investments
(cost $45,117,511)
45,119,277
Total Investments
(cost $627,062,228) — 103.2%
628,796,366
Liabilities in excess of other
assets — (3.2)% (19,588,712)
NET ASSETS — 100.0%
$ 609,207,654
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$133,229,807 which represents 21.87% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 23.6%
Principal
Amount ($) Value ($)
Automobiles 19.3%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 1,135,000 1,146,977
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 115,000 115,545
Series 2021-1, Class A,
0.35%, 5/13/2024(a) 442,492 442,471
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 167,496
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 555,000 554,969
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 853,372
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 247,179 249,383
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,286,771
AmeriCredit Automobile
Receivables Trust
Series 2021-1, Class A3,
0.37%, 8/18/2025 730,000 730,176
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 25,235
Series 2020-3, Class C,
1.06%, 8/18/2026 55,000 55,371
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 612,693
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 453,570 459,656
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 159,790 160,338
Series 2020-1, Class A2,
1.87%, 4/17/2023 511,823 514,298
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 199,706
Carvana Auto Receivables
Trust, Series 2019-
3A, Class A3, 2.34%,
6/15/2023(a) 237,568 238,178
CPS Auto Receivables Trust
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 199,694 200,438
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 6,456 6,463
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 255,358
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 283,322
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 306,006 307,664
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 338,170
Series 2021-1, Class B,
0.65%, 7/15/2025 235,000 235,345
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 319,853 323,307
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 397,179 397,198
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 86,267
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 141,382
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 227,908
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 175,251
Exeter Automobile
Receivables Trust
Series 2021-1A, Class A2,
0.30%, 6/15/2023 706,686 706,718
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 175,000 176,349
Series 2021-1A, Class B,
0.50%, 2/18/2025 135,000 134,955
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 191,980
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 207,289
First Investors Auto Owner
Trust
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 78,774 79,296
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 152,892 154,208
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 215,148 215,317
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 578,510 581,900
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 386,931 391,084
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 404,544 408,173
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 721,245
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 607,821 607,345
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 320,000 322,578
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 985,000 999,009
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 270,104

Nationwide Loomis Short Term Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 474,630
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 751,616
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A3, 3.64%,
5/15/2023(a) 73,317 73,451
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 56,686 56,833
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 425,000 428,288
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 266,038
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 120,597
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 244,130 246,715
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,644
GM Financial Consumer
Automobile Receivables
Trust
Series 2020-1, Class A2,
1.83%, 1/17/2023 66,625 66,724
Series 2019-3, Class A3,
2.18%, 4/16/2024 405,153 410,039
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 185,027
GM Financial Leasing Trust,
Series 2021-1, Class A3,
0.26%, 2/20/2024 585,000 584,646
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 275,000 279,002
Series 2021-A, Class A3,
0.37%, 4/15/2026 330,000 329,675
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 1,090,000 1,106,434
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 284,700
Hyundai Auto Lease
Securitization Trust
Series 2020-A, Class A2,
1.90%, 5/16/2022(a) 182,043 182,402
Series 2020-A, Class A3,
1.95%, 7/17/2023(a) 950,000 960,623
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 830,000 840,871
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Auto Lease
Trust, Series 2020-A, Class
A3, 1.84%, 12/15/2022 455,000 459,299
NextGear Floorplan Master
Owner Trust, Series 2018-
2A, Class A2, 3.69%,
10/15/2023(a) 580,000 588,869
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 400,000 403,818
Prestige Auto Receivables
Trust
Series 2019-1A, Class A3,
2.45%, 5/15/2023(a) 690,586 693,749
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 484,371
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 185,696
Santander Drive Auto
Receivables Trust
Series 2021-1, Class A3,
0.32%, 9/16/2024 690,000 689,927
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 493,866
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,500
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 266,670
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 423,278
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 173,187
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,095,682
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,296,119
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 505,000 506,702
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 17,137 17,159
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 905,000 911,499
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 168,444
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 80,738
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 570,718

44 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 159,498 160,753
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 1,050,258 1,057,272
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,607,036
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,320,000 1,341,161
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 467,197
39,975,923
Credit Card 1.0%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 944,586
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,229,610
2,174,196
Other 2.6%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 95,868
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 188,531 196,780
Donlen Fleet Lease Funding
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 460,000 459,954
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 1,064,163 1,069,227
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 609,190
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 340,000 339,995
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,719,567 1,725,831
SCF Equipment Leasing LLC,
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 605,000 604,800
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 190,449 192,230
5,293,875
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.7%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 304,026 313,051
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 242,881 244,645
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 222,461 222,419
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 82,495 82,881
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.46%,
2/25/2042(a)(b) 119,964 119,331
SoFi Professional Loan
Program Trust, Series 2020-
A, Class A1FX, 2.06%,
5/15/2046(a) 532,000 534,748
1,517,075
Total Asset-Backed Securities
(cost $48,408,508)
48,961,069
Collateralized Mortgage Obligations 1.3%
FHLMC REMICS
Series 4060, Class EA,
1.75%, 6/15/2022 26,289 26,413
Series 2611, Class HD,
5.00%, 5/15/2023 27,997 29,004
Series 3585, Class LA,
3.50%, 10/15/2024 7,929 8,222
Series 3609, Class LE,
3.00%, 12/15/2024 7 7
Series 3718, Class BC,
2.00%, 2/15/2025 79 79
Series 3721, Class PE,
3.50%, 9/15/2040 72,279 77,810
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 38,030 38,201
Series 2012-100, Class WA,
1.50%, 9/25/2027 167,158 170,391
Series 2012-93, Class DP,
1.50%, 9/25/2027 152,409 155,500
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 23,673 24,191
Series 2009-88, Class QE,
3.00%, 9/16/2039 37,152 38,029
Series 2011-39, Class NE,
3.50%, 9/16/2039 70,985 74,989
Series 2010-H22, Class FE,
0.46%, 5/20/2059(b) 115,563 115,619
Series 2010-H02, Class FA,
0.79%, 2/20/2060(b) 305,053 306,535

Nationwide Loomis Short Term Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 45
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2011-H11, Class FA,
0.61%, 3/20/2061(b) 196,786 197,678
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,901 5,119
Series 2012-H18, Class NA,
0.63%, 8/20/2062(b) 89,581 90,004
Series 2016-H13, Class FT,
0.69%, 5/20/2066(b) 68,489 68,739
Series 2017-H25, Class FD,
0.26%, 12/20/2067(b) 109,442 109,192
Series 2019-H01, Class FJ,
0.41%, 9/20/2068(b) 177,770 177,763
Series 2019-H01, Class FT,
0.51%, 10/20/2068(b) 409,176 409,850
Series 2019-H13, Class FT,
0.53%, 8/20/2069(b) 677,661 677,080
Total Collateralized Mortgage Obligations
(cost $2,790,556)
2,800,415
Commercial Mortgage-Backed Securities 2.0%
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.25%, 10/15/2037(a)(b) 425,000 427,130
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,393,132 1,432,867
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 318,115
DROP Mortgage Trust , Series
2021-FILE, Class A, 1.26%,
4/15/2026(a)(b) 525,000 525,329
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 100,000 104,291
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.58%,
11/15/2027(a)(b) 336,810 248,397
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,079,610
Total Commercial Mortgage-Backed
Securities
(cost $4,133,201) 4,135,739
Corporate Bonds 55.7%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
2.20%, 2/4/2026 370,000 370,664
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,520
395,184
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics 0.2%
FedEx Corp. ,
2.40%, 5/15/2031 365,000 361,694
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 292,082
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 124,526
416,608
Auto Components 0.5%
Dana, Inc. ,
4.25%, 9/1/2030 230,000 232,300
Goodyear Tire & Rubber Co.
(The) ,
5.63%, 4/30/2033 465,000 466,163
Icahn Enterprises LP ,
5.25%, 5/15/2027(a) 400,000 408,000
1,106,463
Automobiles 1.5%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,228,936
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 791,822
Kia Corp. ,
1.00%, 4/16/2024(a) 205,000 206,097
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 524,010
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 358,950
3,109,815
Banks 17.5%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,233,620
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 602,076
Banco Santander SA ,
2.75%, 5/28/2025 600,000 632,757
1.85%, 3/25/2026 800,000 806,709
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 390,696
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,221,406
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,223,782
0.55%, 9/15/2023 330,000 331,101
Banque Federative du Credit
Mutuel SA ,
0.65%, 2/27/2024(a) 995,000 995,297
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 427,931

46 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 597,558
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 550,000 566,830
(SOFR + 1.39%), 2.87%,
4/19/2032(a)(c) 365,000 367,621
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 338,122
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 662,408
(SOFR + 0.67%), 0.00%,
5/1/2025(c) 95,000 95,282
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 400,915
Cooperatieve Rabobank UA ,
(SOFR + 0.30%), 0.31%,
1/12/2024(c) 1,080,000 1,080,728
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 633,208
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,309,484
DNB Bank ASA ,
2.15%, 12/2/2022(a) 845,000 868,589
Fifth Third Bank NA ,
3.35%, 7/26/2021 1,370,000 1,376,188
1.80%, 1/30/2023 1,005,000 1,029,636
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 715,770
ING Groep NV ,
4.10%, 10/2/2023 790,000 855,470
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 605,410
(SOFR + 0.58%), 0.70%,
3/16/2024(c) 600,000 602,050
(SOFR + 0.42%), 0.56%,
2/16/2025(c) 310,000 308,169
KeyBank NA ,
3.30%, 2/1/2022 500,000 511,321
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 366,392
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 554,776
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,182,332
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,143,349
1.88%, 12/13/2022 1,215,000 1,246,318
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 661,490
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,252,287
Royal Bank of Canada ,
2.80%, 4/29/2022 545,000 558,805
1.20%, 4/27/2026 975,000 972,048
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 654,078
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.81%, 6/1/2021(c) 545,000 545,266
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,246,280
Societe Generale SA ,
2.63%, 1/22/2025(a) 495,000 516,832
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 857,607
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 743,699
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.25%,
1/6/2023(c) 1,075,000 1,075,686
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 406,576
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 458,767
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 330,790
2.00%, 1/13/2023 605,000 622,926
36,186,438
Beverages 1.1%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 630,558
Coca-Cola Co. (The) ,
2.25%, 1/5/2032 520,000 519,830
Coca-Cola European Partners
plc ,
0.50%, 5/5/2023(a) 1,050,000 1,049,540
2,199,928
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021 580,000 585,703
Capital Markets 4.5%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 517,229
Ares Capital Corp. ,
3.25%, 7/15/2025 530,000 553,785
Charles Schwab Corp. (The) ,
3.25%, 5/21/2021 120,000 120,061
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 418,884

Nationwide Loomis Short Term Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 605,000 607,278
FS KKR Capital Corp. ,
4.13%, 2/1/2025 100,000 104,859
3.40%, 1/15/2026 210,000 214,799
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 855,000 855,500
Series VAR, (SOFR
+ 0.54%), 0.63%,
11/17/2023(c) 655,000 655,820
(SOFR + 0.61%), 0.86%,
2/12/2026(c) 275,000 272,640
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 375,000 376,830
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 3,500
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,240,953
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,079,351
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 837,003
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 155,980
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 225,000 241,989
3.40%, 7/15/2026 295,000 305,917
Owl Rock Technology Finance
Corp. ,
3.75%, 6/17/2026(a) 260,000 272,049
USAA Capital Corp. ,
2.63%, 6/1/2021(a) 555,000 556,071
9,390,498
Chemicals 0.2%
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 340,000 341,250
Commercial Services & Supplies 0.2%
Celestial-Saturn Merger Sub,
Inc. ,
4.50%, 5/1/2028(a) 525,000 524,228
Consumer Finance 4.8%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 460,000 483,363
Ally Financial, Inc. ,
1.45%, 10/2/2023 520,000 528,330
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,329,457
3.70%, 8/3/2023 665,000 712,893
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 386,228
2.13%, 2/21/2026(a) 150,000 146,650
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 205,836
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 928,266
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 328,623
0.65%, 7/7/2023 820,000 825,734
General Motors Financial Co.,
Inc. ,
1.05%, 3/8/2024 115,000 115,242
2.90%, 2/26/2025 290,000 306,286
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 236,144
3.35%, 6/8/2025(a) 70,000 74,411
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 521,170
Navient Corp. ,
7.25%, 1/25/2022 325,000 337,187
4.88%, 3/15/2028 405,000 396,649
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 987,096
1.80%, 2/6/2025 135,000 139,101
Synchrony Financial ,
2.85%, 7/25/2022 155,000 158,776
4.38%, 3/19/2024 120,000 130,710
Toyota Motor Credit Corp. ,
1.90%, 4/6/2028 565,000 568,625
9,846,777
Diversified Financial Services 1.1%
AIG Global Funding ,
0.80%, 7/7/2023(a) 1,050,000 1,057,585
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 346,959
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 402,613
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 512,466
2,319,623
Diversified Telecommunication Services 0.5%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 437,422
NBN Co. Ltd. ,
1.45%, 5/5/2026(a) 595,000 594,519
1,031,941
Electric Utilities 2.9%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 870,744
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.69%,
11/1/2023(c) 1,085,000 1,086,299

48 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,244,403
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 855,000 857,694
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.57%,
11/15/2021(c) 520,000 521,716
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 748,729
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 622,107
5,951,692
Electrical Equipment 0.3%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 725,000 729,495
Equity Real Estate Investment Trusts (REITs) 1.6%
Corporate Office Properties
LP ,
2.75%, 4/15/2031 70,000 69,090
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 719,930
GLP Capital LP ,
5.25%, 6/1/2025 600,000 677,364
Office Properties Income
Trust ,
4.50%, 2/1/2025 400,000 428,655
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,188,246
3.50%, 9/1/2025 295,000 322,239
3,405,524
Food & Staples Retailing 0.3%
CK Hutchison International 21
Ltd. ,
1.50%, 4/15/2026(a) 565,000 565,155
Food Products 0.8%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 870,577
Viterra Finance BV ,
2.00%, 4/21/2026(a) 740,000 736,254
1,606,831
Gas Utilities 0.6%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 260,158
3.55%, 4/1/2023 750,000 792,198
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 184,970
1,237,326
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.3%
Centene Corp. ,
3.00%, 10/15/2030 195,000 193,537
Cigna Corp. ,
3.75%, 7/15/2023 289,000 308,586
CVS Health Corp. ,
3.70%, 3/9/2023 157,000 166,169
668,292
Hotels, Restaurants & Leisure 0.1%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 146,573
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 73,381
219,954
Household Durables 0.8%
Meritage Homes Corp. ,
3.88%, 4/15/2029(a) 735,000 755,587
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 603,095
Tempur Sealy International,
Inc. ,
4.00%, 4/15/2029(a) 380,000 384,875
1,743,557
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 335,739
Clearway Energy Operating
LLC ,
3.75%, 2/15/2031(a) 285,000 280,922
616,661
Industrial Conglomerates 0.1%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 317,129
Insurance 5.7%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,226,905
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 329,245
Athene Global Funding ,
1.20%, 10/13/2023(a) 310,000 313,024
2.50%, 1/14/2025(a) 55,000 57,401
2.50%, 3/24/2028(a) 680,000 685,405
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 135,000 135,219
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 560,000 560,667
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 995,774
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.61%,
1/6/2023(a)(c) 1,205,000 1,210,066
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,012,721
0.85%, 6/9/2023(a) 1,054,000 1,063,739

Nationwide Loomis Short Term Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 573,683
0.90%, 6/8/2023(a) 445,000 449,574
(SOFR + 0.32%), 0.33%,
1/7/2024(a)(c) 600,000 601,296
New York Life Global Funding ,
0.55%, 4/26/2024(a) 910,000 908,245
Protective Life Global
Funding ,
1.08%, 6/9/2023(a) 1,005,000 1,017,653
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 590,431
11,731,048
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,098,506
IT Services 0.3%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 93,310
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 610,707
704,017
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 236,443
Metals & Mining 0.5%
Commercial Metals Co. ,
3.88%, 2/15/2031 220,000 220,000
FMG Resources August 2006
Pty. Ltd. ,
4.38%, 4/1/2031(a) 520,000 540,150
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 205,644
965,794
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 470,000 493,500
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 314,544
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,106,089
1,420,633
Oil, Gas & Consumable Fuels 1.4%
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 215,000 215,083
EQT Corp. ,
7.63%, 2/1/2025(e) 240,000 276,244
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 76,952
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 728,494
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 781,201
MPLX LP ,
3.38%, 3/15/2023 780,000 817,436
2,895,410
Paper & Forest Products 0.4%
Georgia-Pacific LLC ,
0.63%, 5/15/2024(a) 745,000 743,073
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 740,186
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 411,343
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 102,137
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 205,000 209,613
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 718,679
2,181,958
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 156,620
Road & Rail 0.8%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 907,234
4.00%, 7/15/2025(a) 45,000 49,691
Ryder System, Inc. ,
3.88%, 12/1/2023 350,000 377,923
4.63%, 6/1/2025 245,000 277,196
1,612,044
Semiconductors & Semiconductor Equipment 0.6%
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 600,000 637,006
Microchip Technology, Inc. ,
3.92%, 6/1/2021 230,000 230,598
2.67%, 9/1/2023(a) 335,000 349,377
1,216,981
Software 0.1%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 227,988
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.85%, 7/15/2025(a) 390,000 457,281
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 140,000 141,398
1.45%, 4/1/2024 120,000 122,421
4.65%, 10/1/2024 380,000 425,078
1,146,178

50 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0.6%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 289,622
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 927,338
1,216,960
Trading Companies & Distributors 0.8%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 245,024
0.70%, 2/15/2024 505,000 501,039
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 323,904
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 538,268
1,608,235
Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 333,497
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 420,000 422,658
756,155
Total Corporate Bonds
(cost $112,284,737)
115,289,309
Mortgage-Backed Securities 0.9%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 85,736 90,259
Pool# G13746
4.50%, 1/1/2025 55,758 58,897
Pool# J11719
4.00%, 2/1/2025 18,845 20,091
Pool# G13888
5.00%, 6/1/2025 13,018 13,665
Pool# J12635
4.00%, 7/1/2025 65,703 70,100
Pool# J12604
4.00%, 7/1/2025 58,606 62,520
Pool# G13908
4.00%, 10/1/2025 13,727 14,639
Pool# J19197
3.00%, 5/1/2027 194,599 205,073
Pool# C00748
6.00%, 4/1/2029 6,643 7,604
Pool# C01418
5.50%, 10/1/2032 44,413 51,476
Pool# G01740
5.50%, 12/1/2034 25,711 29,288
Pool# G04342
6.00%, 4/1/2038 28,839 34,319
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 32,197 34,267
Pool# 848191
2.39%, 12/1/2034(b) 158,586 161,435
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool# 815323 ,
1.78%, 1/1/2035 (b) 47,781
49,608
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 18,898 19,831
Pool# 931892
4.50%, 9/1/2024 205,508 218,006
Pool# AL0802
4.50%, 4/1/2025 45,484 48,344
Pool# AB2518
4.00%, 3/1/2026 42,068 44,977
Pool# AB4998
3.00%, 4/1/2027 323,640 341,545
Pool# MA1174
3.00%, 9/1/2027 54,835 57,872
Pool# 190307
8.00%, 6/1/2030 564 666
Pool# 253516
8.00%, 11/1/2030 478 566
Pool# 725773
5.50%, 9/1/2034 55,508 64,513
Pool# 811773
5.50%, 1/1/2035 52,457 60,985
GNMA Pool# 5080 ,
4.00%, 6/20/2026 51,601
55,126
Total Mortgage-Backed Securities
(cost $1,742,281)
1,815,672
U.S. Treasury Obligations 15.2%
U.S. Treasury Notes
0.13%, 11/30/2022 5,425,000 5,425,212
0.13%, 2/28/2023 14,665,000 14,658,698
0.13%, 3/31/2023 6,205,000 6,201,607
0.75%, 3/31/2026 5,185,000 5,164,746
Total U.S. Treasury Obligations
(cost $31,443,176)
31,450,263
Total Investments
(cost $200,802,459) — 98.7%
204,452,467
Other assets in excess of
liabilities — 1.3% 2,645,865
NET ASSETS — 100.0%
$ 207,098,332
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$70,398,564 which represents 33.99% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.

Nationwide Loomis Short Term Bond Fund - April 30, 2021 (Unaudited) - Statement of Investments - 51
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 40 6/2021 USD 8,830,313 2,120
2,120
Short Contracts
U.S. Treasury 5 Year Note (36) 6/2021 USD (4,461,750) 32,583
U.S. Treasury 10 Year Ultra Note (20) 6/2021 USD (2,910,938) (10,665)
21,918
24,038
At April 30, 2021, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Assets:
Investment securities, at value
*
$ 356,203,293 $ 1,087,352,413
Repurchase agreement, at value — —
Cash 20,692,484 36,880,724
Cash pledged for swap contracts 125,376 —
Deposits with broker for futures contracts — —
Interest receivable 1,668,025 7,562,675
Security lending income receivable — 2,935
Receivable for investments sold 22,143 1,461,782
Receivable for capital shares issued 5,219 200,914
Receivable for variation margin on futures contracts — —
Due from broker — —
Receivable for reimbursement from investment adviser (Note 3) 20,975 —
Prepaid expenses 45,794 47,312
Total Assets 378,783,309 1,133,508,755
Liabilities:
Payable for investments purchased 23,105,858 16,775,343
Distributions payable 5,771 19,488
Payable for capital shares redeemed 892,609 1,950,305
Payable for variation margin on futures contracts 24,576 —
Payable for variation margin on centrally cleared swap contracts 1,746 —
Written options, at value (Note 2) 6,250 —
Payable upon return of securities loaned (Note 2) — 4,803,970
Accrued expenses and other payables:
Investment advisory fees 113,332 387,458
Fund administration fees 58,243 87,786
Distribution fees 4,421 3,493
Administrative servicing fees 13,114 13,653
Accounting and transfer agent fees 8,111 4,312
Trustee fees 931 3,001
Custodian fees 4,052 12,972
Compliance program costs (Note 3) 73 237
Professional fees 26,242 30,252
Printing fees 18,999 14,708
Other 7,790 12,031
Total Liabilities 24,292,118 24,119,009
Net Assets $ 354,491,191 $ 1,109,389,746
* Includes value of securities on loan (Note 2) — 4,697,841
Cost of investment securities 348,791,229 1,057,394,989
Cost of repurchase agreement — —
Premiums of written options (49,075) —
Represented by:
Capital $ 348,236,443 $ 1,080,949,420
Total distributable earnings (loss) 6,254,748 28,440,326
Net Assets $ 354,491,191 $ 1,109,389,746

Fixed lncome Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ 367,545,054 $ 256,027,788 $ 628,796,366 $ 204,452,467
219,000,000 — — —
6,613,853 10,128,120 30,331,999 4,612,196
— — — —
— — — 327,000
17,850 404,399 2,470,886 771,645
— — — —
— — 30,836,247 4,041,357
837,341 55,443 229,576 699,038
— 1,313 — —
— 117,102 340,230 —
32 12,380 — 7,369
92,768 27,349 41,176 34,783
594,106,898 266,773,894 693,046,480 214,945,855
6,000,182 — 83,242,132 7,545,834
— — 1,761 2,634
1,724,858 221,345 82,084 97,117
— — — 5,199
— — — —
— — — —
— — — —
— 54,773 199,364 60,267
63,276 54,115 62,376 54,197
— 2,565 4,422 6,968
— 575 187,938 10,802
86,901 4,722 3,955 4,607
1,553 680 1,417 576
7,299 1,720 104 3,122
123 36 56 41
20,403 20,619 25,702 23,812
97,256 27,621 17,666 23,953
15,989 10,279 9,849 8,394
8,017,840 399,050 83,838,826 7,847,523
$ 586,089,058 $ 266,374,844 $ 609,207,654 $ 207,098,332
— — — —
367,545,054 236,094,962 627,062,228 200,802,459
219,000,000 — — —
— — — —
$ 586,088,442 $ 250,036,965 $ 608,979,766 $ 207,113,989
616 16,337,879 227,888 (15,657)
$ 586,089,058 $ 266,374,844 $ 609,207,654 $ 207,098,332

54 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Net Assets:
Class A Shares $ 14,896,858 $ 16,983,785
Class C Shares 1,621,443 —
Class R Shares — —
Class R6 Shares 296,354,663 1,080,412,828
Institutional Service Class Shares 41,618,227 11,993,133
Investor Shares — —
Service Class Shares — —
Total $ 354,491,191 $ 1,109,389,746
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,504,913 1,602,186
Class C Shares 163,613 —
Class R Shares — —
Class R6 Shares 29,882,372 101,854,388
Institutional Service Class Shares 4,198,835 1,130,314
Investor Shares — —
Service Class Shares — —
Total 35,749,733 104,586,888
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9.90(a) $ 10.60(b)
Class C Shares $ 9.91(d) $ —
Class R6 Shares $ 9.92 $ 10.61
Institutional Service Class Shares $ 9.91 $ 10.61
Investor Shares $ — $ —
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.13 $ 11.07
Maximum Sales Charge:
Class A Shares 2.25% 4.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 55
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ — $ 12,439,869 $ 14,100,152 $ 21,676,705
— — 2,532,440 4,186,850
— — — —
230,596,083 227,618,716 186,899,536 162,511,211
— 26,316,259 405,675,526 18,723,566
353,926,162 — — —
1,566,813 — — —
$ 586,089,058 $ 266,374,844 $ 609,207,654 $ 207,098,332
— 1,143,394 1,290,840 2,095,232
— — 233,341 399,797
— — — —
230,598,335 20,755,059 16,780,290 15,679,361
— 2,401,978 36,420,294 1,806,589
353,927,271 — — —
1,566,831 — — —
586,092,437 24,300,431 54,724,765 19,980,979
$ — $ 10.88(a) $ 10.92(c) $ 10.35(c)
$ — $ — $ 10.85(d) $ 10.47(d)
$ 1.00 $ 10.97 $ 11.14 $ 10.36
$ — $ 10.96 $ 11.14 $ 10.36
$ 1.00 $ — $ — $ —
$ 1.00 $ — $ — $ —
$ — $ 11.13 $ 11.17 $ 10.59
–% 2.25% 2.25% 2.25%

56 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Fund
Nationwide Core
Plus Bond Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 3,868,818 $ 14,367,642
Interest income from affiliated issuers — —
Dividend income from unaffiliated issuers — 357,384
Income from securities lending (Note 2) — 13,065
Total Income 3,868,818 14,738,091
EXPENSES:
Investment advisory fees 698,469 2,502,299
Fund administration fees 82,825 186,879
Distribution fees Class A 19,709 22,097
Distribution fees Class C 8,429 —
Distribution fees Service Class — —
Administrative servicing fees Class A 2,365 7,071
Administrative servicing fees Class C 421 —
Administrative servicing fees Institutional Service Class 16,875 3,822
Administrative servicing fees Investor — —
Administrative servicing fees Service Class — —
Registration and filing fees 33,272 23,532
Professional fees 25,162 38,774
Printing fees 8,332 18,279
Trustee fees 5,365 17,906
Custodian fees 6,847 21,955
Accounting and transfer agent fees 22,832 12,704
Compliance program costs (Note 3) 613 2,055
Other 6,893 15,480
Total expenses before fees waived and expenses reimbursed 938,409 2,872,853
Distribution fees voluntarily waived - Service Class (Note 3) — —
Investment advisory fees waived (Note 3) — (20,762)
Investment advisory fees voluntarily waived (Note 3) — (42,358)
Administrative servicing fees voluntarily waived - Investor (Note 3) — —
Administrative servicing fees voluntarily waived - Service Class (Note 3) — —
Expenses reimbursed by adviser (Note 3) (125,229) —
Net Expenses 813,180 2,809,733
NET INVESTMENT INCOME 3,055,638 11,928,358
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers — —
Transactions in investment securities of unaffiliated issuers (Note 11 ) 4,344,851 4,199,738
Expiration or closing of futures contracts (Note 2) (4,075,519) —
TBA Sale Commitments — —
Expiration or closing of swap contracts (Note 2) 4,675 —
Net realized gains (losses) 274,007 4,199,738
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers — —
Investment securities of unaffiliated issuers (6,392,683) (4,975,720)
Futures contracts (Note 2) 1,243,904 —
Options contracts written (Note 2) 42,825 —
Swap contracts (Note 2) (44,691) —
Net change in unrealized appreciation/depreciation (5,150,645) (4,975,720)
Net realized/unrealized gains (losses) (4,876,638) (775,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (1,821,000) $ 11,152,376
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 57
Nationwide
Government Money
Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 322,649 $ 2,833,726 $ 5,782,900 $ 2,171,018
— — 2,623 —
— — — —
— — — —
322,649 2,833,726 5,785,523 2,171,018
924,110 331,724 1,177,850 371,736
110,471 71,531 110,222 66,615
— 15,771 17,517 27,546
— — 9,978 16,682
1,414 — — —
— 9,089 4,905 10,298
— — 845 2,224
— 19,256 501,106 3,919
184,533 — — —
1,414 — — —
24,840 21,971 27,445 27,444
27,656 18,915 28,741 22,255
50,494 8,330 10,028 8,827
9,480 4,032 8,866 3,279
2,888 4,630 8,912 4,229
272,126 12,281 16,901 13,899
1,091 466 1,032 374
9,306 3,044 7,971 4,821
1,619,823 521,040 1,932,319 584,148
(1,414) — — —
(27,332) — — —
(1,082,958) — — —
(184,533) — — —
(1,414) — — —
(139) (76,776) — (43,653)
322,033 444,264 1,932,319 540,495
616 2,389,462 3,853,204 1,630,523
— — 87,607 —
— 2,209,318 (754,040) 1,241,698
— 1,127,133 1,327,343 293,326
— — 7,263 —
— — — —
— 3,336,451 668,173 1,535,024
— — (33,605) —
— (1,413,475) (11,834,366) (1,062,326)
— 108,724 (282,683) (43,452)
— — — —
— — — —
— (1,304,751) (12,150,654) (1,105,778)
— 2,031,700 (11,482,481) 429,246
$ 616 $ 4,421,162 $ (7,629,277) $ 2,059,769

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 3,055,638 $ 8,724,162
Net realized gains 274,007 8,891,833
Net change in unrealized appreciation/depreciation (5,150,645) 2,120,429
Change in net assets resulting from operations (1,821,000) 19,736,424
Distributions to Shareholders From:
Distributable earnings:
Class A (491,731) (370,431)
Class C (44,310) (22,641)
Class R — (4,817)
Class R6 (9,164,244) (8,057,710)
Institutional Service Class (1,332,402) (1,232,606)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (11,032,687) (9,688,205)
Change in net assets from capital transactions 8,512,736 (21,509,769)
Change in net assets (4,340,951) (11,461,550)
Net Assets:
Beginning of period 358,832,142 370,293,692
End of period $ 354,491,191 $ 358,832,142

Fixed Income Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 11,928,358 $ 29,495,690 $ 616 $ 2,325,319
4,199,738 40,328,737 — 2,187
(4,975,720) 1,894,254 — —
11,152,376 71,718,681 616 2,327,506
(503,129) (492,928) — —
— — — —
— — — —
(33,478,635) (31,572,119) — (956,462)
(463,148) (582,004) — —
— — — (1,363,053)
— — — (5,814)
(34,444,912) (32,647,051) — (2,325,329)
(23,526,582) (79,062,184) (58,013,892) 106,196,523
(46,819,118) (39,990,554) (58,013,276) 106,198,700
1,156,208,864 1,196,199,418 644,102,334 537,903,634
$ 1,109,389,746 $ 1,156,208,864 $ 586,089,058 $ 644,102,334

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 371,861 $ 4,007,008
Proceeds from shares issued from class conversion (Note 1) 10,687 21,268
Dividends reinvested 473,830 355,414
Cost of shares redeemed (2,020,987) (1,592,816)
Total Class A Shares (1,164,609) 2,790,874
Class C Shares
Proceeds from shares issued 153,609 856,314
Dividends reinvested 44,289 22,167
Cost of shares redeemed in class conversion (Note 1) (10,687) (21,268)
Cost of shares redeemed (198,755) (366,439)
Total Class C Shares (11,544) 490,774
Class R Shares
Proceeds from shares issued (1) 12,311
Dividends reinvested — 4
Cost of shares redeemed (1) (289,571)
Total Class R Shares (2) (277,256)
Class R6 Shares
Proceeds from shares issued 22,669,522 20,580,411
Dividends reinvested 9,164,244 8,057,710
Cost of shares redeemed (22,425,926) (42,707,878)
Total Class R6 Shares 9,407,840 (14,069,757)
Institutional Service Class Shares
Proceeds from shares issued 2,984,373 10,796,113
Dividends reinvested 1,256,722 1,139,623
Cost of shares redeemed (3,960,044) (22,380,140)
Total Institutional Service Class Shares 281,051 (10,444,404)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 8,512,736 $ (21,509,769)

Fixed Income Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 142,594 $ 1,254,695 $ — $ —
— — — —
488,395 474,429 — —
(1,602,637) (5,874,178) — —
(971,648) (4,145,054) — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
90,971,077 129,469,555 61,368,416 158,141,637
33,233,461 31,340,378 — 956,299
(142,735,356) (223,878,434) (88,958,218) (110,250,955)
(18,530,818) (63,068,501) (27,589,802) 48,846,981
935,490 6,034,913 — —
440,552 560,730 — —
(5,400,158) (18,444,272) — —
(4,024,116) (11,848,629) — —
— — 69,549,302 199,851,375
— — — 1,341,317
— — (99,921,396) (143,667,650)
— — (30,372,094) 57,525,042
— — 1,159,662 1,112,230
— — — 5,814
— — (1,211,658) (1,293,544)
— — (51,996) (175,500)
$ (23,526,582) $ (79,062,184) $ (58,013,892) $ 106,196,523

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 36,875 397,066
Issued in class conversion (Note 1) 1,084 2,135
Reinvested 46,786 34,876
Redeemed (200,745) (156,896)
Total Class A Shares (116,000) 277,181
Class C Shares
Issued 15,096 84,303
Reinvested 4,366 2,170
Redeemed in class conversion (Note 1) (1,083) (2,133)
Redeemed (19,740) (36,094)
Total Class C Shares (1,361) 48,246
Class R Shares
Issued — 1,215
Reinvested — 1
Redeemed — (27,879)
Total Class R Shares — (26,663)
Class R6 Shares
Issued 2,273,201 2,031,457
Reinvested 903,655 789,705
Redeemed (2,219,231) (4,181,976)
Total Class R6 Shares 957,625 (1,360,814)
Institutional Service Class Shares
Issued 293,666 1,064,567
Reinvested 124,005 111,883
Redeemed (390,905) (2,195,330)
Total Institutional Service Class Shares 26,766 (1,018,880)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 867,030 (2,080,930)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 63
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
13,212 118,865 — —
— — — —
45,472 44,687 — —
(149,853) (563,617) — —
(91,169) (400,065) — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
8,417,164 12,130,402 61,368,417 158,141,638
3,094,224 2,946,902 — 956,299
(13,394,628) (21,411,690) (88,958,217) (110,250,955)
(1,883,240) (6,334,386) (27,589,800) 48,846,982
87,664 574,452 — —
40,981 52,906 — —
(507,404) (1,756,683) — —
(378,759) (1,129,325) — —
— — 69,549,302 199,851,374
— — — 1,341,317
— — (99,921,395) (143,667,649)
— — (30,372,093) 57,525,042
— — 1,159,662 1,112,229
— — — 5,815
— — (1,211,659) (1,293,544)
— — (51,997) (175,500)
(2,353,168) (7,863,776) (58,013,890) 106,196,524

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 2,389,462 $ 3,237,139
Net realized gains (losses) 3,336,451 (1,258,307)
Net change in unrealized appreciation/depreciation (1,304,751) 18,006,800
Change in net assets resulting from operations 4,421,162 19,985,632
Distributions to Shareholders From:
Distributable earnings:
Class A (67,365) (69,014)
Class C — —
Class R6 (1,812,579) (1,869,172)
Institutional Service Class (179,186) (205,738)
Change in net assets from shareholder distributions (2,059,130) (2,143,924)
Change in net assets from capital transactions 4,975,093 8,604,235
Change in net assets 7,337,125 26,445,943
Net Assets:
Beginning of period 259,037,719 232,591,776
End of period $ 266,374,844 $ 259,037,719
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,185,869 $ 5,061,387
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 66,431 67,051
Cost of shares redeemed (2,323,502) (3,074,710)
Total Class A Shares (71,202) 2,053,728
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 28,059,810 48,547,425
Dividends reinvested 1,812,579 1,869,172
Cost of shares redeemed (24,187,721) (45,907,309)
Total Class R6 Shares 5,684,668 4,509,288
Institutional Service Class Shares
Proceeds from shares issued 2,549,460 6,836,223
Dividends reinvested 164,009 187,778
Cost of shares redeemed (3,351,842) (4,982,783)
Total Institutional Service Class Shares (638,373) 2,041,218
Change in net assets from capital transactions $ 4,975,093 $ 8,604,234

Fixed Income Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 3,853,204 $ 9,041,432 $ 1,630,523 $ 4,632,192
668,173 19,016,101 1,535,024 2,694,650
(12,150,654) 5,622,613 (1,105,778) 1,615,070
(7,629,277) 33,680,146 2,059,769 8,941,912
(576,117) (326,037) (144,069) (425,381)
(104,788) (70,559) (17,328) (78,367)
(7,396,888) (2,255,789) (1,368,562) (3,655,921)
(16,377,721) (9,308,775) (157,107) (516,601)
(24,455,514) (11,961,160) (1,687,066) (4,676,270)
72,531,833 143,290,855 (11,430,240) (27,208,811)
40,447,042 165,009,841 (11,057,537) (22,943,169)
568,760,612 403,750,771 218,155,869 241,099,038
$ 609,207,654 $ 568,760,612 $ 207,098,332 $ 218,155,869
$ 1,502,509 $ 1,271,337 $ 1,946,783 $ 4,788,269
638 11,114 396 140,211
526,015 301,852 129,574 397,899
(882,563) (1,181,266) (3,203,403) (5,680,607)
1,146,599 403,037 (1,126,650) (354,228)
148,001 973,387 176,183 1,792,254
101,201 58,467 17,063 74,612
(638) (11,114) (396) (140,211)
(575,483) (1,645,607) (1,211,576) (3,122,067)
(326,919) (624,867) (1,018,726) (1,395,412)
67,489,331 145,657,939 8,935,699 26,990,020
7,389,880 2,253,691 1,367,983 3,654,208
(46,377,720) (12,220,929) (18,406,177) (39,146,160)
28,501,491 135,690,701 (8,102,495) (8,501,932)
69,843,827 87,638,658 3,813,324 4,170,159
16,365,055 9,304,604 151,114 507,644
(42,998,220) (89,121,278) (5,146,807) (21,635,042)
43,210,662 7,821,984 (1,182,369) (16,957,239)
$ 72,531,833 $ 143,290,855 $ (11,430,240) $ (27,208,811)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 201,238 489,165
Issued in class conversion (Note 1) — —
Reinvested 6,104 6,540
Redeemed (214,070) (296,420)
Total Class A Shares (6,728) 199,285
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 2,554,186 4,643,068
Reinvested 165,879 180,527
Redeemed (2,211,358) (4,493,180)
Total Class R6 Shares 508,707 330,415
Institutional Service Class Shares
Issued 233,788 653,696
Reinvested 15,010 18,157
Redeemed (308,137) (479,428)
Total Institutional Service Class Shares (59,339) 192,425
Total change in shares 442,640 722,125
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
133,420 110,126 188,045 473,192
59 990 38 13,652
46,899 26,942 12,498 39,168
(79,596) (105,610) (309,428) (558,667)
100,782 32,448 (108,847) (32,655)
13,039 86,396 16,777 176,889
9,075 5,266 1,627 7,263
(59) (996) (38) (13,483)
(50,893) (145,330) (115,429) (304,754)
(28,838) (54,664) (97,063) (134,085)
5,869,853 13,106,166 859,594 2,652,960
646,446 194,095 131,716 358,922
(4,036,770) (1,066,107) (1,772,753) (3,937,911)
2,479,529 12,234,154 (781,443) (926,029)
6,021,248 7,588,328 367,262 409,675
1,431,218 814,936 14,549 49,928
(3,759,179) (7,899,888) (495,556) (2,149,656)
3,693,287 503,376 (113,745) (1,690,053)
6,244,760 12,715,314 (1,101,098) (2,782,822)

68 - Financial Highlights - April 30, 2021 (Unaudited) - Fixed Income Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bond Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.27 0.08 (0.14) (0.06) (0.10) (0.21) (0.31) $ 9.90 (0.65)% $ 14,896,858 0.72% 1.51% 0.79%
Year Ended October 31, 2020 $ 10.00 0.21 0.30 0.51 (0.24) — (0.24) $ 10.27 5.16% $ 16,646,405 0.72% 2.11% 0.79%
Year Ended October 31, 2019 $ 9.27 0.26 0.74 1.00 (0.27) — (0.27) $ 10.00 10.93% $ 13,438,635 0.72% 2.69% 0.79%
Year Ended October 31, 2018 $ 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) $ 9.27 (1.76)% $ 10,834,040 0.74% 2.71% 0.81%
Year Ended October 31, 2017 $ 9.87 0.22 (0.12) 0.10 (0.23) (0.04) (0.27) $ 9.70 1.02% $ 12,010,761 0.74% 2.32% 0.80%
Year Ended October 31, 2016 $ 9.64 0.20 0.24 0.44 (0.21) — (0.21) $ 9.87 4.59% $ 13,183,195 0.74% 2.04% 0.82%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.28 0.04 (0.14) (0.10) (0.06) (0.21) (0.27) $ 9.91 (1.03)% $ 1,621,443 1.49% 0.74% 1.56%
Year Ended October 31, 2020 $ 10.01 0.14 0.29 0.43 (0.16) — (0.16) $ 10.28 4.35% $ 1,696,125 1.49% 1.33% 1.56%
Year Ended October 31, 2019 $ 9.28 0.19 0.74 0.93 (0.20) — (0.20) $ 10.01 10.07% $ 1,168,728 1.49% 1.95% 1.57%
Year Ended October 31, 2018 $ 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) $ 9.28 (2.50)% $ 2,134,485 1.49% 1.95% 1.56%
Year Ended October 31, 2017 $ 9.88 0.15 (0.12) 0.03 (0.16) (0.04) (0.20) $ 9.71 0.26% $ 2,952,903 1.49% 1.56% 1.55%
Year Ended October 31, 2016 $ 9.65 0.12 0.24 0.36 (0.13) — (0.13) $ 9.88 3.80% $ 3,682,079 1.49% 1.28% 1.58%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.42 — (0.21) (0.21) — (0.21) (0.21) $ 10.00 (2.04)%(g) $ – – – –
Year Ended October 31, 2020 $ 10.01 0.18 0.43 0.61 (0.20) — (0.20) $ 10.42 6.17%(g) $ 1 1.10% 1.76% 1.17%
Year Ended October 31, 2019 $ 9.27 0.24 0.75 0.99 (0.25) — (0.25) $ 10.01 10.79% $ 266,824 0.95% 2.47% 1.02%
Year Ended October 31, 2018 $ 9.71 0.22 (0.43) (0.21) (0.23) — (0.23) $ 9.27 (2.16)% $ 237,702 1.07% 2.34% 1.14%
Year Ended October 31, 2017 $ 9.88 0.19 (0.13) 0.06 (0.19) (0.04) (0.23) $ 9.71 0.62% $ 699,767 1.14% 1.92% 1.20%
Year Ended October 31, 2016 $ 9.65 0.16 0.24 0.40 (0.17) — (0.17) $ 9.88 4.16% $ 370,621 1.14% 1.64% 1.23%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 10.29 0.09 (0.14) (0.05) (0.11) (0.21) (0.32) $ 9.92 (0.52)% $ 296,354,663 0.44% 1.79% 0.51%
Year Ended October 31, 2020 $ 10.02 0.24 0.30 0.54 (0.27) — (0.27) $ 10.29 5.44% $ 297,588,748 0.44% 2.39% 0.51%
Year Ended October 31, 2019 $ 9.28 0.29 0.75 1.04 (0.30) — (0.30) $ 10.02 11.34% $ 303,434,735 0.44% 2.98% 0.51%
Year Ended October 31, 2018 $ 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) $ 9.28 (1.57)% $ 325,877,471 0.44% 3.01% 0.51%
Year Ended October 31, 2017 $ 9.89 0.25 (0.12) 0.13 (0.26) (0.04) (0.30) $ 9.72 1.32% $ 341,836,155 0.44% 2.61% 0.50%
Year Ended October 31, 2016 $ 9.66 0.23 0.24 0.47 (0.24) — (0.24) $ 9.89 4.89% $ 495,791,755 0.44% 2.32% 0.52%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.28 0.09 (0.14) (0.05) (0.11) (0.21) (0.32) $ 9.91 (0.56)% $ 41,618,227 0.52% 1.71% 0.59%
Year Ended October 31, 2020 $ 10.01 0.24 0.29 0.53 (0.26) — (0.26) $ 10.28 5.36% $ 42,900,863 0.52% 2.32% 0.59%
Year Ended October 31, 2019 $ 9.28 0.28 0.74 1.02 (0.29) — (0.29) $ 10.01 11.16% $ 51,984,770 0.51% 2.90% 0.58%
Year Ended October 31, 2018 $ 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) $ 9.28 (1.53)% $ 42,859,002 0.50% 2.95% 0.57%
Year Ended October 31, 2017 $ 9.88 0.25 (0.13) 0.12 (0.25) (0.04) (0.29) $ 9.71 1.26% $ 49,456,395 0.50% 2.55% 0.56%
Year Ended October 31, 2016 $ 9.65 0.22 0.24 0.46 (0.23) — (0.23) $ 9.88 4.84% $ 53,144,578 0.49% 2.28% 0.57%

Fixed Income Funds - April 30, 2021 (Unaudited) - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

70 - Financial Highlights - April 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(c)(d)
Nationwide Government
Money Market Fund
Class R6 Shares(e)
Six Months Ended April 30,
2021 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 – $ 230,596,083 0.10% – 0.46%
Year Ended October 31, 2020 $ 1 .00 — — — — — — $ 1 .00 0.46% $ 258,185,637 0.35% 0.40% 0.47%
Year Ended October 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.90% $ 209,337,773 0.47% 1.89% 0.47%
Year Ended October 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.21% $ 239,032,023 0.48% 1.18% 0.48%
Year Ended October 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.34% $ 291,012,172 0.46% 0.32% 0.47%
Year Ended October 31, 2016 $ 1 .00 — — — — — — $ 1 .00 0.04% $ 406,423,512 0.47% 0.04% 0.51%
Investor Shares(f)
Six Months Ended April 30,
2021 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 – $ 353,926,162 0.10% – 0.56%
Year Ended October 31, 2020 $ 1 .00 — — — — — — $ 1 .00 0.42% $ 384,297,888 0.38% 0.38% 0.57%
Year Ended October 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.84% $ 326,771,557 0.53% 1.82% 0.53%
Year Ended October 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.13% $ 315,540,308 0.57% 1.11% 0.57%
Year Ended October 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.23% $ 332,105,990 0.57% 0.22% 0.62%
Year Ended October 31, 2016 $ 1 .00 — — — — — — $ 1 .00 – $ 375,742,483 0.51% – 0.66%
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 – $ 1,566,813 0.10% – 0.76%
Year Ended October 31, 2020 $ 1 .00 — — — — — — $ 1 .00 0.34% $ 1,618,809 0.47% 0.35% 0.77%
Year Ended October 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.62% $ 1,794,304 0.75% 1.61% 0.77%
Year Ended October 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 0.94% $ 1,867,438 0.75% 0.92% 0.78%
Year Ended October 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.14% $ 2,131,600 0.66% 0.12% 0.77%
Year Ended October 31, 2016 $ 1 .00 — — — — — — $ 1 .00 – $ 2,699,641 0.51% – 0.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f) Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Fixed Income Funds - April 30, 2021 (Unaudited) - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Loomis Core
Bond Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11 .52 0.07 (0.20) (0.13) (0.08) (0.39) (0.47) $ 10 .92 (1.26)% $ 14,100,152 0.80% 1.19% 0.80%
Year Ended October 31, 2020 $ 11 .09 0.20 0.51 0.71 (0.21) (0.07) (0.28) $ 11 .52 6.54% $ 13,708,908 0.82% 1.79% 0.82%
Year Ended October 31, 2019 $ 10 .20 0.28 0.91 1.19 (0.29) (0.01) (0.30) $ 11 .09 11.73% $ 12,836,362 0.90% 2.65% 0.90%
Year Ended October 31, 2018 $ 10 .71 0.23 (0.50) (0.27) (0.24) — (0.24) $ 10 .20 (2.58)% $ 11,648,044 0.91% 2.16% 0.91%
Year Ended October 31, 2017 $ 10 .94 0.21 (0.12) 0.09 (0.22) (0.10) (0.32) $ 10 .71 0.90% $ 25,793,140 0.89% 1.95% 0.89%
Year Ended October 31, 2016 $ 10 .69 0.21 0.28 0.49 (0.22) (0.02) (0.24) $ 10 .94 4.63% $ 27,588,193 0.92% 1.96% 0.92%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11 .45 0.04 (0.20) (0.16) (0.05) (0.39) (0.44) $ 10 .85 (1.51)% $ 2,532,440 1.29% 0.71% 1.29%
Year Ended October 31, 2020 $ 11 .02 0.15 0.50 0.65 (0.15) (0.07) (0.22) $ 11 .45 6.05% $ 3,001,409 1.34% 1.31% 1.34%
Year Ended October 31, 2019 $ 10 .14 0.24 0.89 1.13 (0.24) (0.01) (0.25) $ 11 .02 11.22% $ 3,492,303 1.34% 2.23% 1.34%
Year Ended October 31, 2018 $ 10 .64 0.19 (0.50) (0.31) (0.19) — (0.19) $ 10 .14 (2.90)% $ 3,413,350 1.33% 1.79% 1.33%
Year Ended October 31, 2017 $ 10 .87 0.16 (0.12) 0.04 (0.17) (0.10) (0.27) $ 10 .64 0.47% $ 5,264,883 1.34% 1.52% 1.34%
Year Ended October 31, 2016 $ 10 .62 0.17 0.28 0.45 (0.18) (0.02) (0.20) $ 10 .87 4.22% $ 7,248,212 1.34% 1.55% 1.34%
Class R6 Shares(f)
Six Months Ended April 30,
2021 (Unaudited) $ 11 .74 0.08 (0.20) (0.12) (0.09) (0.39) (0.48) $ 11 .14 (1.08)% $ 186,899,536 0.47% 1.47% 0.47%
Year Ended October 31, 2020 $ 11 .30 0.23 0.53 0.76 (0.25) (0.07) (0.32) $ 11 .74 6.85% $ 167,865,682 0.48% 1.96% 0.48%
Year Ended October 31, 2019 $ 10 .39 0.32 0.93 1.25 (0.33) (0.01) (0.34) $ 11 .30 12.14% $ 23,342,884 0.50% 3.00% 0.50%
Year Ended October 31, 2018 $ 10 .90 0.27 (0.50) (0.23) (0.28) — (0.28) $ 10 .39 (2.14)% $ 30,609,113 0.48% 2.51% 0.48%
Year Ended October 31, 2017 $ 11 .13 0.25 (0.12) 0.13 (0.26) (0.10) (0.36) $ 10 .90 1.27% $ 112,873,555 0.50% 2.27% 0.50%
Year Ended October 31, 2016 $ 10 .88 0.25 0.28 0.53 (0.26) (0.02) (0.28) $ 11 .13 4.96% $ 332,764,296 0.50% 2.28% 0.50%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11 .74 0.07 (0.20) (0.13) (0.08) (0.39) (0.47) $ 11 .14 (1.20)% $ 405,675,526 0.72% 1.22% 0.72%
Year Ended October 31, 2020 $ 11 .30 0.21 0.52 0.73 (0.22) (0.07) (0.29) $ 11 .74 6.59% $ 384,184,613 0.73% 1.84% 0.73%
Year Ended October 31, 2019 $ 10 .40 0.30 0.91 1.21 (0.30) (0.01) (0.31) $ 11 .30 11.75% $ 364,079,222 0.75% 2.74% 0.75%
Year Ended October 31, 2018 $ 10 .91 0.25 (0.51) (0.26) (0.25) — (0.25) $ 10 .40 (2.37)% $ 349,573,136 0.73% 2.31% 0.73%
Year Ended October 31, 2017 $ 11 .14 0.22 (0.11) 0.11 (0.24) (0.10) (0.34) $ 10 .91 1.02% $ 479,210,207 0.74% 2.05% 0.74%
Year Ended October 31, 2016 $ 10 .89 0.23 0.28 0.51 (0.24) (0.02) (0.26) $ 11 .14 4.72% $ 208,735,518 0.73% 2.13% 0.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

72 - Financial Highlights - April 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Core Plus Bond
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.80 0.09 0.01 0.10 (0.11) (0.19) (0.30) $ 10.60 0.89% $ 16,983,785 0.81% 1.74% 0.82%
Year Ended October 31, 2020 $ 10.41 0.24 0.41 0.65 (0.26) — (0.26) $ 10.80 6.38% $ 18,296,129 0.82% 2.25% 0.83%
Year Ended October 31, 2019 $ 9.74 0.28 0.68 0.96 (0.29) — (0.29) $ 10.41 10.03% $ 21,798,928 0.83% 2.80% 0.84%
Year Ended October 31, 2018 $ 10.24 0.29 (0.49) (0.20) (0.30) — (0.30) $ 9.74 (2.01)% $ 20,176,256 0.86% 2.86% 0.86%
Year Ended October 31, 2017 $ 10.36 0.27 (0.08) 0.19 (0.29) (0.02) (0.31) $ 10.24 1.80% $ 4,867,137 0.86% 2.60% 0.86%
Year Ended October 31, 2016 $ 10.19 0.27 0.20 0.47 (0.30) — (0.30) $ 10.36 4.67% $ 4,432,115 0.86% 2.60% 0.86%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 10.81 0.11 0.01 0.12 (0.13) (0.19) (0.32) $ 10.61 1.06% $ 1,080,412,828 0.48% 2.06% 0.49%
Year Ended October 31, 2020 $ 10.42 0.27 0.42 0.69 (0.30) — (0.30) $ 10.81 6.74% $ 1,121,592,197 0.48% 2.58% 0.49%
Year Ended October 31, 2019 $ 9.75 0.32 0.68 1.00 (0.33) — (0.33) $ 10.42 10.40% $ 1,146,899,846 0.48% 3.15% 0.49%
Year Ended October 31, 2018 $ 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) $ 9.75 (1.65)% $ 1,149,050,660 0.49% 3.22% 0.49%
Year Ended October 31, 2017 $ 10.37 0.30 (0.08) 0.22 (0.32) (0.02) (0.34) $ 10.25 2.18% $ 1,193,143,756 0.49% 2.96% 0.49%
Year Ended October 31, 2016 $ 10.20 0.30 0.21 0.51 (0.34) — (0.34) $ 10.37 5.05% $ 1,035,970,447 0.49% 2.96% 0.49%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.81 0.11 — 0.11 (0.12) (0.19) (0.31) $ 10.61 1.03% $ 11,993,133 0.53% 2.01% 0.54%
Year Ended October 31, 2020 $ 10.42 0.27 0.41 0.68 (0.29) — (0.29) $ 10.81 6.66% $ 16,320,538 0.55% 2.53% 0.56%
Year Ended October 31, 2019 $ 9.75 0.30 0.69 0.99 (0.32) — (0.32) $ 10.42 10.28% $ 27,500,644 0.58% 3.01% 0.59%
Year Ended October 31, 2018 $ 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) $ 9.75 (1.76)% $ 17,769,200 0.60% 3.09% 0.60%
Year Ended October 31, 2017 $ 10.37 0.29 (0.08) 0.21 (0.31) (0.02) (0.33) $ 10.25 2.07% $ 13,021,281 0.59% 2.83% 0.59%
Year Ended October 31, 2016 $ 10.20 0.29 0.21 0.50 (0.33) — (0.33) $ 10.37 4.95% $ 6,722,061 0.59% 2.85% 0.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2021 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Inflation-
Protected Securities Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10 .77 0.08 0.09 0.17 (0.06) — (0.06) $ 10 .88 1.55% $ 12,439,869 0.69% 1.43% 0.75%
Year Ended October 31, 2020 $ 9 .98 0.11 0.75 0.86 (0.07) — (0.07) $ 10 .77 8.63% $ 12,386,567 0.65% 1.07% 0.73%
Year Ended October 31, 2019 $ 9 .38 0.14 0.66 0.80 (0.20) — (0.20) $ 9 .98 8.58% $ 9,491,215 0.57% 1.46% 0.74%
Year Ended October 31, 2018 $ 9 .70 0.19 (0.35) (0.16) (0.16) — (0.16) $ 9 .38 (1.69)% $ 11,342,122 0.58% 1.98% 0.75%
Year Ended October 31, 2017 $ 9 .86 0.13 (0.19) (0.06) (0.10) — (0.10) $ 9 .70 (0.59)% $ 950,316 0.62% 1.29% 0.71%
Year Ended October 31, 2016 $ 9 .36 0.19 0.31 0.50 — — — $ 9 .86 5.34% $ 1,139,444 0.58% 1.95% 0.67%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 10 .86 0.10 0.10 0.20 (0.09) — (0.09) $ 10 .97 1.81% $ 227,618,716 0.30% 1.83% 0.36%
Year Ended October 31, 2020 $ 10 .06 0.14 0.75 0.89 (0.09) — (0.09) $ 10 .86 8.93% $ 219,947,457 0.30% 1.35% 0.37%
Year Ended October 31, 2019 $ 9 .46 0.17 0.66 0.83 (0.23) — (0.23) $ 10 .06 8.82% $ 200,303,294 0.30% 1.74% 0.38%
Year Ended October 31, 2018 $ 9 .77 0.25 (0.38) (0.13) (0.18) — (0.18) $ 9 .46 (1.35)% $ 205,271,276 0.30% 2.55% 0.38%
Year Ended October 31, 2017 $ 9 .92 0.16 (0.19) (0.03) (0.12) — (0.12) $ 9 .77 (0.26)% $ 212,806,407 0.30% 1.67% 0.39%
Year Ended October 31, 2016 $ 9 .39 0.04 0.49 0.53 — — — $ 9 .92 5.64% $ 145,280,035 0.30% 0.39% 0.38%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10 .85 0.09 0.09 0.18 (0.07) — (0.07) $ 10 .96 1.70% $ 26,316,259 0.45% 1.70% 0.51%
Year Ended October 31, 2020 $ 10 .05 0.13 0.75 0.88 (0.08) — (0.08) $ 10 .85 8.84% $ 26,703,695 0.43% 1.22% 0.50%
Year Ended October 31, 2019 $ 9 .45 0.16 0.66 0.82 (0.22) — (0.22) $ 10 .05 8.70% $ 22,797,267 0.42% 1.62% 0.50%
Year Ended October 31, 2018 $ 9 .76 0.21 (0.35) (0.14) (0.17) — (0.17) $ 9 .45 (1.45)% $ 23,578,433 0.42% 2.13% 0.50%
Period Ended October 31,
2017(h) $ 9 .72 0.18 (0.03) 0.15 (0.11) — (0.11) $ 9 .76 1.58% $ 428,652 0.49% 2.02% 0.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

74 - Financial Highlights - April 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Loomis Short-
Term Bond Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10 .33 0.06 0.03 0.09 (0.07) — (0.07) $ 10 .35 0.84% $ 21,676,705 0.79% 1.25% 0.84%
Year Ended October 31, 2020 $ 10 .08 0.19 0.25 0.44 (0.19) — (0.19) $ 10 .33 4.39% $ 22,765,448 0.78% 1.83% 0.83%
Year Ended October 31, 2019 $ 9 .77 0.22 0.32 0.54 (0.23) — (0.23) $ 10 .08 5.57% $ 22,553,900 0.78% 2.27% 0.81%
Year Ended October 31, 2018 $ 9 .92 0.16 (0.14) 0.02 (0.17) — (0.17) $ 9 .77 0.24% $ 24,048,565 0.78% 1.66% 0.80%
Year Ended October 31, 2017 $ 9 .99 0.10 (0.05) 0.05 (0.12) — (0.12) $ 9 .92 0.48% $ 48,678,419 0.78% 1.03% 0.79%
Year Ended October 31, 2016 $ 9 .95 0.09 0.06 0.15 (0.11) — (0.11) $ 9 .99 1.49% $ 71,125,657 0.77% 0.87% 0.78%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10 .46 0.04 0.01 0.05 (0.04) — (0.04) $ 10 .47 0.48% $ 4,186,850 1.30% 0.73% 1.34%
Year Ended October 31, 2020 $ 10 .21 0.13 0.26 0.39 (0.14) — (0.14) $ 10 .46 3.80% $ 5,194,855 1.28% 1.31% 1.32%
Year Ended October 31, 2019 $ 9 .89 0.18 0.32 0.50 (0.18) — (0.18) $ 10 .21 5.07% $ 6,439,831 1.27% 1.74% 1.30%
Year Ended October 31, 2018 $ 10 .04 0.11 (0.14) (0.03) (0.12) — (0.12) $ 9 .89 (0.26)% $ 9,932,901 1.27% 1.15% 1.28%
Year Ended October 31, 2017 $ 10 .11 0.05 (0.05) — (0.07) — (0.07) $ 10 .04 (0.03)% $ 13,758,670 1.28% 0.51% 1.28%
Year Ended October 31, 2016 $ 10 .07 0.04 0.06 0.10 (0.06) — (0.06) $ 10 .11 0.98% $ 16,553,778 1.25% 0.38% 1.28%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 10 .35 0.08 0.01 0.09 (0.08) — (0.08) $ 10 .36 0.92% $ 162,511,211 0.45% 1.59% 0.49%
Year Ended October 31, 2020 $ 10 .10 0.22 0.25 0.47 (0.22) — (0.22) $ 10 .35 4.72% $ 170,326,192 0.45% 2.15% 0.49%
Year Ended October 31, 2019 $ 9 .79 0.26 0.31 0.57 (0.26) — (0.26) $ 10 .10 5.90% $ 175,635,446 0.45% 2.59% 0.48%
Year Ended October 31, 2018 $ 9 .94 0.20 (0.14) 0.06 (0.21) — (0.21) $ 9 .79 0.57% $ 192,943,772 0.45% 2.02% 0.47%
Year Ended October 31, 2017 $ 10 .01 0.14 (0.06) 0.08 (0.15) — (0.15) $ 9 .94 0.81% $ 219,909,663 0.45% 1.36% 0.45%
Year Ended October 31, 2016 $ 9 .97 0.12 0.06 0.18 (0.14) — (0.14) $ 10 .01 1.82% $ 238,167,319 0.45% 1.20% 0.45%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10 .35 0.08 0.01 0.09 (0.08) — (0.08) $ 10 .36 0.89% $ 18,723,566 0.49% 1.55% 0.53%
Year Ended October 31, 2020 $ 10 .10 0.22 0.25 0.47 (0.22) — (0.22) $ 10 .35 4.67% $ 19,869,374 0.50% 2.13% 0.54%
Year Ended October 31, 2019 $ 9 .78 0.25 0.33 0.58 (0.26) — (0.26) $ 10 .10 5.95% $ 36,469,861 0.50% 2.54% 0.53%
Year Ended October 31, 2018 $ 9 .94 0.19 (0.15) 0.04 (0.20) — (0.20) $ 9 .78 0.40% $ 34,862,572 0.52% 1.91% 0.54%
Year Ended October 31, 2017 $ 10 .01 0.13 (0.06) 0.07 (0.14) — (0.14) $ 9 .94 0.73% $ 55,172,194 0.53% 1.28% 0.53%
Year Ended October 31, 2016 $ 9 .96 0.11 0.07 0.18 (0.13) — (0.13) $ 10 .01 1.85% $ 63,399,925 0.52% 1.12% 0.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 75
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Fund (“Bond”)
Nationwide Core Plus Bond Fund (“Core Plus Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Class Y, Institutional Service Class, Investor
and Service Class shares. Class C shares will convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to

76 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time”. Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 77
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 53,769,299 $ – $ 53,769,299
Collateralized Mortgage Obligations – 15,740,216 – 15,740,216
Commercial Mortgage-Backed Securities – 8,954,816 – 8,954,816
Corporate Bonds – 121,861,954 – 121,861,954
Futures Contracts 1,580,363 – – 1,580,363
Mortgage-Backed Securities – 78,610,423 – 78,610,423
Municipal Bonds – 1,728,319 – 1,728,319
Purchased Options 17,188 – – 17,188
U.S. Treasury Obligations – 75,521,078 – 75,521,078
Total Assets $ 1,597,551 $ 356,186,105 $ – $ 357,783,656
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (44,691) $ – $ (44,691)
Futures Contracts (1,495,917) – – (1,495,917)
Options Written (6,250) – – (6,250)
Total Liabilities $ (1,502,167) $ (44,691) $ – $ (1,546,858)
Total $ 95,384 $ 356,141,414 $ – $ 356,236,798
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,640,047 $ – $ 13,640,047
Collateralized Mortgage Obligations – 4,234,257 – 4,234,257
Commercial Mortgage-Backed Securities – 33,495,885 – 33,495,885
Corporate Bonds – 642,603,473 – 642,603,473
Mortgage-Backed Securities – 246,220,093 – 246,220,093
Municipal Bonds – 18,084,771 – 18,084,771
  Preferred Stocks
Consumer Finance 3,263,962 – – 3,263,962
Insurance 6,462,190 – – 6,462,190
Mortgage Real Estate Investment Trusts
(REITs) 2,486,000 – – 2,486,000
Thrifts & Mortgage Finance 215,600 – – 215,600
Total Preferred Stocks $ 12,427,752 $ – $ – $ 12,427,752
Short-Term Investment 4,803,970 – – 4,803,970

78 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 111,842,165 $ – $ 111,842,165
Total $ 17,231,722 $ 1,070,120,691 $ – $ 1,087,352,413
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 219,000,000 $ – $ 219,000,000
U.S. Government Agency Securities – 141,399,848 – 141,399,848
U.S. Treasury Obligations – 226,145,206 – 226,145,206
Total $ – $ 586,545,054 $ – $ 586,545,054
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,432,728 $ – $ 12,432,728
Collateralized Mortgage Obligations – 1,495,998 – 1,495,998
Commercial Mortgage-Backed Security – 77,288 – 77,288
Futures Contracts 687,441 – – 687,441
Mortgage-Backed Securities – 2,199,476 – 2,199,476
U.S. Government Agency Securities – 10,513,796 – 10,513,796
U.S. Treasury Obligations – 229,308,502 – 229,308,502
Total Assets $ 687,441 $ 256,027,788 $ – $ 256,715,229
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (330,899) $ – $ – $ (330,899)
Total Liabilities $ (330,899) $ – $ – $ (330,899)
Total $ 356,542 $ 256,027,788 $ – $ 256,384,330
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 36,465,074 $ – $ 36,465,074
Collateralized Mortgage Obligations – 53,230,169 – 53,230,169
Commercial Mortgage-Backed Securities – 40,802,339 – 40,802,339
Corporate Bonds – 265,423,766 – 265,423,766
Mortgage-Backed Securities – 48,589,713 – 48,589,713
Short-Term Investments – 45,119,277 – 45,119,277
U.S. Treasury Obligations – 139,166,028 – 139,166,028
Total $ – $ 628,796,366 $ – $ 628,796,366
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 48,961,069 $ – $ 48,961,069
Collateralized Mortgage Obligations – 2,800,415 – 2,800,415
Commercial Mortgage-Backed Securities – 4,135,739 – 4,135,739
Corporate Bonds – 115,289,309 – 115,289,309
Futures Contracts 34,703 – – 34,703
Mortgage-Backed Securities – 1,815,672 – 1,815,672
U.S. Treasury Obligations – 31,450,263 – 31,450,263
Total Assets $ 34,703 $ 204,452,467 $ – $ 204,487,170
$ – $ – $ – $ –

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 79
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (10,665) $ – $ – $ (10,665)
Total Liabilities $ (10,665) $ – $ – $ (10,665)
Total $ 24,038 $ 204,452,467 $ – $ 204,476,505
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the six months ended April 30, 2021, Core Plus Bond held one preferred stock investment that was categorized as Level 3 investment which was valued at $0.

80 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the
Statements of Assets and Liabilities under “Investment
securities of unaffiliated issuers, at value”, in the Statements of Investments and in the Statements of Operations under
“Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 81
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2021:
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 17,188
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 1,580,363
Total $ 1,597,551
Liabilities:
Written Options
Interest rate risk Written options, at value (6,250)
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (44,691)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (1,495,917)
Total $ (1,546,858)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 687,441
Total $ 687,441
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (330,899)
Total $ (330,899)

82 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 34,703
Total $ 34,703
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (10,665)
Total $ (10,665)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 4,675
Futures Contracts
Interest rate risk (4,075,519)
Total $ (4,070,844)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,127,133
Total $ 1,127,133
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,327,343
Total $ 1,327,343
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 293,326
Total $ 293,326

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 83
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2021:
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ (59,349)
Written Options
Interest rate risk 42,825
Swap Contracts
Credit risk (44,691)
Futures Contracts
Interest rate risk 1,243,904
Total $ 1,182,689
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 108,724
Total $ 108,724
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (282,683)
Total $ (282,683)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (43,452)
Total $ (43,452)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities of unaffiliated issuers."
Bond
Options:
Average Value Purchased $ 7,366
Average Value Written $ 4,018
Average Number of Purchased Option Contracts 29
Average Number of Written Option Contracts 57
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 2,857,143
Futures Contracts:
Average Notional Balance Long $ 165,574,648
Average Notional Balance Short $ 113,237,150
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 16,076,768
Average Notional Balance Short $ 27,046,171
Core Bond
Futures Contracts:
Average Notional Balance Short $ 14,832,354

84 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2021, certain Funds have entered into futures contracts. These futures contract
agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 1,261,473
Average Notional Balance Short $ 10,677,906

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 85
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, the Funds, excluding Government Money
Market, did not invest in any repurchase agreements.
During the six months ended April 30, 2021, Government
Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted
by the Board of Trustees and applicable guidance from the
SEC, transferred cash through a joint account at JPMorgan,
Government Money Market’s custodian, the daily aggregate
balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized
by U.S. Treasury or federal agency obligations. In a repo,
the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the
effective rate of return for the term of the agreement. For
repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Core Plus Bond $ 4,803,970

86 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
At April 30, 2021, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement. The
Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost
At April 30, 2021, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $275,000,287, collateralized by U.S. Government
Agency Securities, ranging from 0.13% - 4.50%, maturing 6/30/2022 - 10/1/2050; total market value $280,587,103.
Barclays Capital, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $41,000,034, collateralized by U.S. Government
Treasury Securities, ranging from 0.13% - 2.75%, maturing 9/30/2022 - 2/15/2041; total market value $41,820,073.
MUFG Securities Ltd., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $250,000,208, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 4.50%, maturing 10/1/2037 - 4/1/2051; total market value $255,000,005
RBC Dominion Securities, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $125,000,104, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 4.50%, maturing 5/27/2021 - 3/20/2051; total market value
$127,500,077.
Royal Bank of Canada, 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $150,000,125, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 9.00%, maturing 9/15/2026 - 8/25/2057; total market value $161,795,294.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 70,000,000 $ – $ 70,000,000 $ (70,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 19,000,000 – 19,000,000 (19,000,000) –
Government
Money Market
MUFG Securities
Ltd. 65,000,000 – 65,000,000 (65,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 35,000,000 – 35,000,000 (35,000,000) –
Government
Money Market
Royal Bank of
Canada 30,000,000 – 30,000,000 (30,000,000) –
Total $ 219,000,000 $ – $ 219,000,000 $ (219,000,000) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At April 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 87
basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.

88 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of April 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Effective March 1, 2021, the Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until February 28, 2022.
Fund Subadviser
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Thompson, Siegel & Walmsley LLC
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond 0.0109%
Government Money Market 0.027%

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 89
During the six months ended April 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the period November 1, 2020 through February 28, 2021,
NFA voluntarily waived investment advisory fees payable
by Core Plus Bond in an amount equal to $42,358, for which
NFA shall not be entitled to later seek recoupment. Voluntary waiver was discontinued on March 1, 2021.
For the six months ended April 30, 2021, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $347,204 during the six months ended April 30, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
Fund Amount
Core Plus Bond $ 20,762
Government Money Market 27,332
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Bond 0.40 % N/A N/A 0.33%
Core Plus Bond 0.43 0.43% 0.42% 0.42
Government Money
Market 0.30 0.29 0.00 0.00
Inflation-Protected
Securities 0.25 N/A N/A 0.19
Core Bond 0.40 N/A N/A 0.40
Short Term Bond 0.35 N/A N/A 0.31
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Bond All Classes 0.44%
Core Plus Bond All Classes 0.70
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2022, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

90 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an aggregate of $628,543 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $5,631.
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
April 30, 2021
Amount Total
Bond $ 128,732 $ 268,681 $ 264,722 $ 125,229 $ 787,364
Core Plus Bond — — — — —
Government Money Market 383 350 380 139 1,252
Inflation-Protected Securities 100,697 186,762 177,270 76,776 541,505
Core Bond — — — — —
Short Term Bond 29,187 75,886 94,873 43,653 243,599
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 91
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
During the six months ended April 30, 2021, NFA voluntarily
waived investment advisory fees payable by Government
Money Market in an amount equal to $1,082,958. During the
same period, NFD voluntarily waived Rule 12b-1 fees payable
by Service Class shares of Government Money Market in an
amount equal to $1,414. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative
Services Plan by Investor shares and Service Class shares of
Government Money Market in an amount equal to $185,947.
Each of these fee waivers was made voluntarily, and neither
NFA, NFD nor NFS shall be entitled to reimbursement by
Government Money Market of any of the amounts waived.
Such waivers may be discontinued at any time, and neither
NFA, NFD nor NFS represents that any of these voluntary
waivers will be continued or repeated.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a
front-end sales charge on Class A shares. These fees are
deducted from, and are not included in, proceeds from sales
of Class A shares of the Funds. From these fees, NFD pays
sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds.
Core Plus Bond Class A sales charges range from 0.00% to
4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-
Protected Securities Class A sales charges range from 0.00%
to 2.25% based on the amount of the purchase. During the
six months ended April 30, 2021, the Funds imposed front-end sales charges of $10,494. From these fees, NFD retained a
portion amounting to $896.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 0.75% for Bond, Core Plus Bond, and
Inflation-Protected Securities and 0.50% for Core Bond and
Short Term Bond. Class C CDSCs are 1.00% for Bond, Core
Bond, and Short Term Bond. During the six months ended April
30, 2021, the Funds imposed CDSCs of $298. NFD retained all
of the CDSCs imposed by the Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class, Investor Shares,
and Service Class shares of each of the Funds.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond 0.25% 1.00% 0.50% N/A
Core Plus Bond 0.25 N/A N/A N/A
Government Money Market N/A N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A N/A
Core Bond 0.25 0.75 N/A N/A
Short Term Bond 0.25 0.75 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Bond 0.03% 0.05% 0.08 %  N/A  N/A
Core Plus Bond 0.08  N/A 0.05  N/A  N/A
Government Money Market  N/A  N/A  N/A 0.10% 0.15%
Inflation-Protected Securities 0.14  N/A 0.15  N/A  N/A
Core Bond 0.07 0.06 0.25  N/A  N/A
Short Term Bond 0.09 0.10 0.04  N/A  N/A
N/A — Not Applicable.

92 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Investments in Affiliated Issuers
Core Bond invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2021 were as follows:
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statements of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8,
2021. During the six months ended April 30, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
Fund Amount
Bond $ 19,661
Core Plus Bond 10,893
Government Money Market 185,947
Inflation-Protected Securities 28,345
Core Bond 506,856
Short Term Bond 16,441
Fund
% of Shares
Outstanding
Owned
Bond 85.12%
Core Plus Bond 84.11
Government Money Market 29.25
Inflation-Protected Securities 88.19
Core Bond 86.51
Short Term Bond 78.64
Core Bond
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization (a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
April 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Mutual
Insurance Co.   — 502,519 — (556,523) 87,607 2 (33,605) — 2,623 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 93
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are
Fund Purchases
*
Sales
*
Bond
$ 246,373,477 $ 219,055,086
Core Plus Bond
487,347,880 514,491,282
Government Money Market
46,001,378 68,550,000
Inflation-Protected Securities
37,475,811 39,795,935
Core Bond
623,604,087 585,852,486
Short Term Bond
165,390,782 177,791,215
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond $ 52,062,019 $ 20,746,690
Core Plus Bond 190,668,991 217,913,030
Government Money Market 15,001,378 24,000,000
Inflation-Protected Securities 37,475,811 37,906,684
Core Bond 156,705,533 128,714,407
Short Term Bond 65,239,366 61,716,665

94 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in

Fixed Income Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 95
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of
April 30, 2021
, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond 59.22% 4(a)
Core Plus Bond 25.88 2(a)
Government Money Market 49.01 3(a)
Inflation-Protected Securities 35.93 3(a)
Core Bond 60.72 2(a)
Short Term Bond 78.18 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

96 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Fixed Income Fund
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended April 30, 2021, the Funds recaptured the following amounts of brokerage commissions:
 Federal Tax Information
As of April 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund Amount
Core Plus Bond $ 3
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond $ 348,791,229 $ 12,483,628 $ (5,252,675) $ 7,230,953
Core Plus Bond 1,057,963,781 37,575,365 (8,186,733) 29,388,632
Government Money Market – – – –
Inflation-Protected Securities 235,036,712 22,365,910 (1,018,282) 21,347,628
Core Bond 627,737,681 13,619,894 (12,561,209) 1,058,685
Short Term Bond 200,802,462 4,235,665 (561,622) 3,674,043
Amounts designated as "−" are zero or have been rounded to zero.

Fixed Income Fund - April 30, 2021 (Unaudited) - Supplemental Information - 97
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-

98 - Supplemental Information - April 30, 2021 (Unaudited) - Fixed Income Fund
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide AllianzGI International
Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard Cognitive Value Fund, Nationwide Bond
Fund, Nationwide Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide International Small Cap Fund, Nationwide Mellon
Dynamic U.S. Core Fund, Nationwide Multi-Cap Portfolio Fund,
and Nationwide WCM Focused Small Cap Fund were each
shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels below their peer group medians. In addition, the Trustees considered that, with the exception of the Funds referred to below in this paragraph, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2020 at or above
its peer group median, or within a generally acceptable range of the Fund’s peer group median. With respect to Nationwide
Bailard Cognitive Value Fund, the Trustees considered that
the Fund had experienced performance below its peer group
median and in the fifth quintile of its peer group for the three-
year period, but its performance had improved to the second
quartile of its peer group for the one- and two-year periods ended the same date. With respect to Nationwide Bond Fund,
the Trustees noted that the Fund had experienced unfavorable relative three-year performance in the fourth quintile of its peer group and considered management’s statement that the Fund’s
underperformance was substantially the result of the Fund’s
portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had been relatively recently organized and did not have three years of performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide Amundi Global High Yield Fund,
Nationwide Bailard International Equities Fund, Nationwide
Bailard Technology & Science Fund, Nationwide Core Plus
Bond Fund, Nationwide Emerging Markets Debt Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide
Geneva Mid Cap Growth Fund, Nationwide Mellon Disciplined
Value Fund, and Nationwide Small Company Growth Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1
fees) was lower than or within a generally acceptable range
of the Fund’s peer group median. The Trustees considered
that each of Nationwide Amundi Global High Yield Fund,
Nationwide Bailard Technology & Science Fund, Nationwide
Core Plus Bond Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide
Mellon Disciplined Value Fund, and Nationwide Small Company
Growth Fund had experienced three-year performance for the
period ended June 30, 2020 at or above its peer group median, or within a generally acceptable range of the Fund’s peer
group median With respect to Nationwide Bailard International
Equities Fund, the Trustees considered that while the Fund
had experienced performance below its peer group median
and in the fourth quintile of its peer group, its performance had improved to the third quartile for the one-year period ended the same date. The Trustees also considered the Adviser’s
statements as to the use of the Fund as an investment vehicle for clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees
noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 in the fourth quintile and the
Trustees considered the Adviser’s statements that the Funds
underperformance was concentrated in the second quarter of
2020. The Trustees noted that the Adviser stated that it would continue to monitor the Fund. The Trustees determined on
the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

Fixed Income Fund - April 30, 2021 (Unaudited) - Supplemental Information - 99
With respect to Nationwide Global Sustainable Equity Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Loomis
Core Bond Fund, and Nationwide Loomis Short Term Bond
Fund, the Trustees noted that each Fund was shown to pay
actual management fees at a level higher than its peer group median and each Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) was higher than the Fund’s peer group
median in the fourth quintile of its peer group. The Trustees considered that, although each Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the first or
second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide American Century Small Cap
Income Fund, the Trustees noted that the Fund was shown to
pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that the Adviser had lowered the Fund’s expense cap which
according to the Adviser has the effect of reducing the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) to an
amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 within the third quintile of its peer group and considered that a new subadviser had been appointed to the Fund in November 2020 and additional time
was necessary to evaluate the Fund’s performance under the
new subadviser. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Diamond Hill Large Cap
Concentrated Fund, the Trustees considered that although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median in the fourth
quintile, it was within a generally acceptable range above the
Fund’s peer group median and that the Fund pays an actual
management fees at a level lower than its peer group median.
The Trustees considered that the Adviser had lowered the
Fund’s expense cap which according to the Adviser has the
effect of reducing the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) to an amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile and considered the Adviser’s statements that it has strong conviction in the Fund’s investment strategy and current
Sub-Adviser, which has managed the Fund since November
2017. The Trustees also considered the Adviser’s statements
that the Fund had significantly outperformed its benchmark,
the Russell 1000 Value Index, during the tenure of the Fund’s current Sub-Adviser, and that the Sub-Adviser was managing
the Fund with a value tilt while the Fund was compared to funds in a “large cap core” peer universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was
consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, is subject to
contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging
Markets Debt Fund to determine whether breakpoints might
become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more

100 - Supplemental Information - April 30, 2021 (Unaudited) - Fixed Income Fund
than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Fixed Income Fund - April 30, 2021 (Unaudited) - Management Information - 101
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

102 - Management Information - April 30, 2021 (Unaudited) - Fixed Income Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Fund - April 30, 2021 (Unaudited) - Management Information - 103
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

104 - Market Index Definitions - April 30, 2021 (Unaudited) - Fixed Income Fund
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Fixed Income Fund - April 30, 2021 (Unaudited) - Market Index Definitions - 105
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

106 - Market Index Definitions - April 30, 2021 (Unaudited) - Fixed Income Fund
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Fixed Income Fund - April 30, 2021 (Unaudited) - Market Index Definitions - 107
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

108 - Market Index Definitions - April 30, 2021 (Unaudited) - Fixed Income Fund
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Fixed Income Fund - April 30, 2021 (Unaudited) - Glossary - 109
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

110 - Glossary - April 30, 2021 (Unaudited) - Fixed Income Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Fixed Income Fund - April 30, 2021 (Unaudited) - Glossary - 111
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG U.S. Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 15
Statement of Investments 20
Statements of Assets and Liabilities 52
Statements of Operations 60
Statements of Changes in Net Assets 64
Statement of Cash Flows 80
Financial Highlights 81
Notes to Financial Statements 98
Supplemental Information 120
Management Information 124
Market Index Definitions 127
Glossary 132

Nationwide Mutual Funds - April 30, 2021 - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide American Century Small Cap Income Fund - April 30, 2021 - Fund Overview - 3
Asset Allocation
1
Common Stocks 87.8%
Preferred Stocks 4.1%
Master Limited Partnerships 3.1%
Convertible Preferred Stock 1.5%
Convertible Bond 0.9%
Short-Term Investment 0.1%
Rights
†
0.0%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 2.5%
100.0%
Top Industries
2
Banks 21.6%
Equity Real Estate Investment Trusts (REITs) 6.6%
Chemicals 6.4%
Machinery 6.3%
Commercial Services & Supplies 5.1%
Insurance 4.2%
Building Products 4.1%
Electronic Equipment, Instruments & Components 3.7%
Containers & Packaging 3.4%
Semiconductors & Semiconductor Equipment 3.1%
Other Industries 35.5%
100.0%
Top Holdings
2
Penske Automotive Group, Inc. 2.7%
Home BancShares, Inc. 2.6%
Valvoline, Inc. 2.6%
Spectrum Brands Holdings, Inc. 2.6%
Graphic Packaging Holding Co. 2.5%
Carlyle Group, Inc. (The) 2.5%
Enviva Partners LP 2.3%
Axis Capital Holdings Ltd. 2.3%
Avnet, Inc. 2.3%
Kulicke & Soffa Industries, Inc. 2.2%
Other Holdings 75.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 - Nationwide Bailard Cognitive Value Fund
Asset Allocation
1
Common Stocks 98.7%
Short-Term Investment 1.7%
Exchange Traded Funds 0.6%
Master Limited Partnership 0.1%
Liabilities in excess of other assets (1.1)%
100.0%
Top Industries
2
Banks 16.1%
Equity Real Estate Investment Trusts (REITs) 8.0%
Specialty Retail 4.0%
Trading Companies & Distributors 4.0%
Oil, Gas & Consumable Fuels 3.6%
Metals & Mining 2.9%
Insurance 2.6%
Household Durables 2.5%
Machinery 2.5%
Commercial Services & Supplies 2.4%
Other Industries 51.4%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.7%
Bancorp, Inc. (The) 1.0%
Atkore , Inc. 1.0%
American Eagle Outfitters, Inc. 0.9%
First Horizon Corp. 0.9%
Financial Institutions, Inc. 0.8%
Navient Corp. 0.8%
WESCO International, Inc. 0.8%
First Financial Bancorp 0.8%
Popular, Inc. 0.7%
Other Holdings 90.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Bailard Technology & Science Fund - April 30, 2021 - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.5%
Short-Term Investment 0.7%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Software 22.4%
Semiconductors & Semiconductor Equipment 22.1%
IT Services 15.4%
Interactive Media & Services 10.0%
Technology Hardware, Storage & Peripherals 5.7%
Electronic Equipment, Instruments & Components 5.3%
Biotechnology 4.9%
Internet & Direct Marketing Retail 3.6%
Entertainment 3.5%
Household Durables 2.3%
Other Industries 4.8%
100.0%
Top Holdings
2
Microsoft Corp. 8.6%
Facebook, Inc., Class A 5.1%
Alphabet, Inc., Class A 4.9%
Apple, Inc. 4.9%
Adobe, Inc. 4.0%
Visa, Inc., Class A 3.9%
Amazon.com, Inc. 3.6%
NXP Semiconductors NV 3.5%
Lam Research Corp. 3.4%
Twilio , Inc., Class A 3.3%
Other Holdings 54.8%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - April 30, 2021 - Nationwide Diamond Hill Large Cap Concentrated Fund
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Capital Markets 10.9%
Insurance 8.9%
IT Services 7.9%
Health Care Equipment & Supplies 6.6%
Diversified Financial Services 6.2%
Entertainment 5.7%
Food Products 5.3%
Beverages 5.2%
Household Products 4.7%
Banks 4.7%
Other Industries 33.9%
100.0%
Top Holdings
2
American International Group, Inc. 8.9%
Abbott Laboratories 6.6%
KKR & Co., Inc. 6.4%
Berkshire Hathaway, Inc., Class B 6.2%
Walt Disney Co. (The) 5.7%
Mondelez International, Inc., Class A 5.3%
PepsiCo, Inc. 5.2%
Procter & Gamble Co. (The) 4.7%
Bank of America Corp. 4.7%
Facebook, Inc., Class A 4.7%
Other Holdings 41.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Fund - April 30, 2021 - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.2%
Short-Term Investment 0.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Interactive Media & Services 8.9%
Software 7.1%
IT Services 5.5%
Internet & Direct Marketing Retail 5.1%
Semiconductors & Semiconductor Equipment 5.0%
Pharmaceuticals 4.7%
Hotels, Restaurants & Leisure 4.4%
Capital Markets 4.2%
Technology Hardware, Storage & Peripherals 3.8%
Health Care Equipment & Supplies 3.5%
Other Industries 47.8%
100.0%
Top Holdings
2
Alphabet, Inc., Class A 5.2%
Amazon.com, Inc. 5.1%
Microsoft Corp. 5.0%
Apple, Inc. 3.8%
Bank of America Corp. 3.0%
Facebook, Inc., Class A 2.7%
Sysco Corp. 1.9%
Charles Schwab Corp. (The) 1.9%
Charter Communications, Inc., Class A 1.6%
Global Payments, Inc. 1.5%
Other Holdings 68.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Fund Overview - April 30, 2021 - Nationwide Geneva Mid Cap Growth Fund
Asset Allocation
1
Common Stocks 99.3%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 15.5%
Health Care Equipment & Supplies 13.0%
IT Services 12.3%
Electronic Equipment, Instruments & Components 7.9%
Specialty Retail 6.7%
Professional Services 4.8%
Aerospace & Defense 4.0%
Capital Markets 3.6%
Distributors 3.5%
Commercial Services & Supplies 3.2%
Other Industries 25.5%
100.0%
Top Holdings
2
Pool Corp. 3.5%
EPAM Systems, Inc. 3.5%
Intuit, Inc. 3.3%
Copart , Inc. 3.3%
IDEXX Laboratories, Inc. 3.0%
Keysight Technologies, Inc. 2.9%
HubSpot , Inc. 2.9%
Global Payments, Inc. 2.9%
ANSYS, Inc. 2.9%
CoStar Group, Inc. 2.8%
Other Holdings 69.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide GQG U.S. Quality Equity Fund - April 30, 2021 - Fund Overview - 9
Asset Allocation
1
Common Stocks 97.3%
Master Limited Partnership 1.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Interactive Media & Services 13.4%
Software 11.0%
Health Care Providers & Services 8.8%
Capital Markets 8.8%
Semiconductors & Semiconductor Equipment 7.6%
Internet & Direct Marketing Retail 6.0%
Health Care Equipment & Supplies 4.6%
Banks 4.1%
Tobacco 3.9%
IT Services 3.9%
Other Industries 27.9%
100.0%
Top Holdings
2
Microsoft Corp. 7.8%
Alphabet, Inc., Class C 7.1%
Facebook, Inc., Class A 6.3%
Amazon.com, Inc. 6.0%
UnitedHealth Group, Inc. 5.5%
Abbott Laboratories 4.6%
NVIDIA Corp. 4.4%
Bank of America Corp. 4.2%
Philip Morris International, Inc. 3.9%
Visa, Inc., Class A 3.9%
Other Holdings 46.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

10 - Fund Overview - April 30, 2021 - Nationwide Loomis All Cap Growth Fund
Asset Allocation
1
Common Stocks 99.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 16.6%
Internet & Direct Marketing Retail 11.3%
Interactive Media & Services 11.0%
Semiconductors & Semiconductor Equipment 7.4%
Pharmaceuticals 5.5%
Hotels, Restaurants & Leisure 5.0%
IT Services 4.8%
Capital Markets 4.5%
Beverages 4.4%
Machinery 4.3%
Other Industries 25.2%
100.0%
Top Holdings
2
Amazon.com, Inc. 7.1%
Facebook, Inc., Class A 5.6%
NVIDIA Corp. 5.3%
Autodesk, Inc. 4.6%
Monster Beverage Corp. 4.4%
Deere & Co. 4.3%
Boeing Co. (The) 4.3%
Alibaba Group Holding Ltd., ADR 4.2%
Visa, Inc., Class A 4.1%
Oracle Corp. 4.0%
Other Holdings 52.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Mellon Disciplined Value Fund - April 30, 2021 - Fund Overview - 11
Asset Allocation
1
Common Stocks 88.0%
Purchased Options 1.7%
Short-Term Investment 0.8%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
9.4%
100.0%
Top Industries
2
Banks 9.4%
Oil, Gas & Consumable Fuels 7.6%
Health Care Equipment & Supplies 7.0%
Capital Markets 7.0%
Diversified Financial Services 4.8%
Insurance 4.8%
Consumer Finance 4.4%
Semiconductors & Semiconductor Equipment 4.0%
Health Care Providers & Services 3.7%
Interactive Media & Services 3.7%
Other Industries 43.6%
100.0%
Top Holdings
2
JPMorgan Chase & Co. 3.9%
Alphabet, Inc., Class A 3.7%
Bank of America Corp. 3.3%
Medtronic plc 3.1%
Berkshire Hathaway, Inc., Class B 2.8%
Capital One Financial Corp. 2.5%
Eaton Corp. plc 2.3%
Marathon Petroleum Corp. 2.3%
Assurant, Inc. 2.2%
Ameriprise Financial, Inc. 2.2%
Other Holdings 71.7%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

12 - Fund Overview - April 30, 2021 - Nationwide Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 87.6%
Short-Term Investments 5.0%
Purchased Options 1.7%
Futures Contracts 0.5%
Other assets in excess of liabilities
§
5.2%
100.0%
Top Industries
2
Software 7.8%
Interactive Media & Services 5.9%
Technology Hardware, Storage & Peripherals 5.8%
Semiconductors & Semiconductor Equipment 4.9%
IT Services 4.9%
Banks 4.1%
Internet & Direct Marketing Retail 4.1%
Health Care Equipment & Supplies 3.4%
Pharmaceuticals 3.3%
Capital Markets 2.7%
Other Industries 53.1%
100.0%
Top Holdings
2
Apple, Inc. 5.4%
U.S. Treasury Bills, 6/17/2021 5.3%
Microsoft Corp. 5.0%
Amazon.com, Inc. 3.9%
Facebook, Inc., Class A 2.1%
Alphabet, Inc., Class A 1.9%
Alphabet, Inc., Class C 1.8%
Tesla, Inc. 1.4%
Berkshire Hathaway, Inc., Class B 1.4%
JPMorgan Chase & Co. 1.2%
Other Holdings 70.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Small Company Growth Fund - April 30, 2021 - Fund Overview - 13
Asset Allocation
1
Common Stocks 98.3%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Software 48.3%
Health Care Equipment & Supplies 24.9%
Health Care Technology 6.4%
Electronic Equipment, Instruments & Components 4.8%
Life Sciences Tools & Services 4.7%
Biotechnology 4.4%
Machinery 4.2%
Energy Equipment & Services 1.3%
Chemicals 0.5%
Communications Equipment 0.5%
Other Industries
†
0.0%
100.0%
Top Holdings
2
Cognex Corp. 4.8%
Manhattan Associates, Inc. 4.7%
Glaukos Corp. 4.7%
ABIOMED, Inc. 4.5%
Alarm.com Holdings, Inc. 4.5%
Neogen Corp. 4.4%
ANSYS, Inc. 4.4%
Smartsheet , Inc., Class A 4.2%
Q2 Holdings, Inc. 4.2%
Paycom Software, Inc. 4.0%
Other Holdings 55.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

14 - Fund Overview - April 30, 2021 - Nationwide WCM Focused Small Cap Fund
Asset Allocation
1
Common Stocks 88.8%
Other assets in excess of liabilities
§
11.2%
100.0%
Top Industries
2
Commercial Services & Supplies 13.6%
Capital Markets 9.8%
Real Estate Management & Development 6.0%
IT Services 5.0%
Electronic Equipment, Instruments & Components 5.0%
Chemicals 4.7%
Specialty Retail 4.6%
Insurance 4.6%
Semiconductors & Semiconductor Equipment 4.5%
Trading Companies & Distributors 4.3%
Other Industries 37.9%
100.0%
Top Holdings
2
Jones Lang LaSalle, Inc. 6.0%
Focus Financial Partners, Inc., Class A 5.6%
ePlus , Inc. 5.0%
UniFirst Corp. 4.7%
America's Car-Mart, Inc. 4.6%
Enstar Group Ltd. 4.6%
CMC Materials, Inc. 4.5%
Beacon Roofing Supply, Inc. 4.3%
Crane Co. 4.2%
Virtus Investment Partners, Inc. 4.2%
Other Holdings 52.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Equity Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 15
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (November 1,
2020*) and continued to hold your shares at the end of the
reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020* through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2020* through April 30, 2021. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
* For Nationwide GQG US Quality Equity Fund commencement
of operations is January 26, 2021.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide American Century Small Cap Income
Fund
Class A Shares
Actual
(a)
1,000.00 1,551.10 8.29 1.31
Hypothetical
(a)(b)
1,000.00 1,018.30 6.56 1.31
Class C Shares
Actual
(a)
1,000.00 1,545.90 13.19 2.09
Hypothetical
(a)(b)
1,000.00 1,014.43 10.44 2.09
Class R6 Shares
Actual
(a)
1,000.00 1,553.40 6.27 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 1,551.20 7.84 1.24
Hypothetical
(a)(b)
1,000.00 1,018.65 6.21 1.24

16 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 1,612.60 8.55 1.32
Hypothetical
(a)(b)
1,000.00 1,018.25 6.61 1.32
Class C Shares
Actual
(a)
1,000.00 1,607.30 13.32 2.06
Hypothetical
(a)(b)
1,000.00 1,014.58 10.29 2.06
Class M Shares
Actual
(a)
1,000.00 1,617.00 6.55 1.01
Hypothetical
(a)(b)
1,000.00 1,019.79 5.06 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,615.60 6.55 1.01
Hypothetical
(a)(b)
1,000.00 1,019.79 5.06 1.01
Institutional Service Class Shares
Actual
(a)
1,000.00 1,616.40 6.94 1.07
Hypothetical
(a)(b)
1,000.00 1,019.49 5.36 1.07
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,290.00 6.76 1.19
Hypothetical
(a)(b)
1,000.00 1,018.89 5.96 1.19
Class C Shares
Actual
(a)
1,000.00 1,284.80 10.93 1.93
Hypothetical
(a)(b)
1,000.00 1,015.22 9.64 1.93
Class M Shares
Actual
(a)
1,000.00 1,291.60 5.11 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Class R6 Shares
Actual
(a)
1,000.00 1,291.80 5.11 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,290.90 5.62 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Nationwide Diamond Hill Large Cap Concentrated
Fund
Class A Shares
Actual
(a)
1,000.00 1,353.80 5.60 0.96
Hypothetical
(a)(b)
1,000.00 1,020.03 4.81 0.96
Class C Shares
Actual
(a)
1,000.00 1,347.50 9.78 1.68
Hypothetical
(a)(b)
1,000.00 1,016.46 8.40 1.68
Class R6 Shares
Actual
(a)
1,000.00 1,356.00 3.50 0.60
Hypothetical
(a)(b)
1,000.00 1,021.82 3.01 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 1,354.70 4.67 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80

Equity Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 1,279.60 4.86 0.86
Hypothetical
(a)(b)
1,000.00 1,020.53 4.31 0.86
Class C Shares
Actual
(a)
1,000.00 1,274.90 9.19 1.63
Hypothetical
(a)(b)
1,000.00 1,016.71 8.15 1.63
Class R Shares
Actual
(a)
1,000.00 1,278.20 6.44 1.14
Hypothetical
(a)(b)
1,000.00 1,019.14 5.71 1.14
Class R6 Shares
Actual
(a)
1,000.00 1,281.70 3.22 0.57
Hypothetical
(a)(b)
1,000.00 1,021.97 2.86 0.57
Institutional Service Class Shares
Actual
(a)
1,000.00 1,281.20 3.62 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,316.40 6.55 1.14
Hypothetical
(a)(b)
1,000.00 1,019.14 5.71 1.14
Class C Shares
Actual
(a)
1,000.00 1,312.00 10.89 1.90
Hypothetical
(a)(b)
1,000.00 1,015.37 9.49 1.90
Class R6 Shares
Actual
(a)
1,000.00 1,319.00 4.66 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Institutional Service Class Shares
Actual
(a)
1,000.00 1,317.90 5.52 0.96
Hypothetical
(a)(b)
1,000.00 1,020.03 4.81 0.96
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(d)
1,000.00 1,073.00 2.70 1.00
Hypothetical
(b)(c)
1,000.00 1,019.84 5.01 1.00
Class R6 Shares
Actual
(d)
1,000.00 1,075.30 1.35 0.50
Hypothetical
(b)(c)
1,000.00 1,022.32 2.51 0.50
Eagle Class Shares
Actual
(d)
1,000.00 1,075.20 1.54 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
Institutional Service Class Shares
Actual
(d)
1,000.00 1,074.00 2.00 0.74
Hypothetical
(b)(c)
1,000.00 1,021.12 3.71 0.74
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,210.80 7.35 1.34
Hypothetical
(a)(b)
1,000.00 1,018.15 6.71 1.34
Class R6 Shares
Actual
(a)
1,000.00 1,214.00 4.67 0.85
Hypothetical
(a)(b)
1,000.00 1,020.58 4.26 0.85
Eagle Class Shares
Actual
(a)
1,000.00 1,212.70 5.21 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,213.70 4.72 0.86
Hypothetical
(a)(b)
1,000.00 1,020.53 4.31 0.86

18 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 1,424.90 6.01 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00
Class K Shares
Actual
(a)
1,000.00 1,426.90 4.57 0.76
Hypothetical
(a)(b)
1,000.00 1,021.03 3.81 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,427.30 3.97 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,427.20 4.21 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,426.50 4.45 0.74
Hypothetical
(a)(b)
1,000.00 1,021.12 3.71 0.74
Nationwide Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 1,279.60 4.58 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class C Shares
Actual
(a)
1,000.00 1,275.30 8.80 1.56
Hypothetical
(a)(b)
1,000.00 1,017.06 7.80 1.56
Class R Shares
Actual
(a)
1,000.00 1,278.70 6.38 1.13
Hypothetical
(a)(b)
1,000.00 1,019.19 5.66 1.13
Class R6 Shares
Actual
(a)
1,000.00 1,282.00 2.83 0.50
Hypothetical
(a)(b)
1,000.00 1,022.32 2.51 0.50
Eagle Class Shares
Actual
(a)
1,000.00 1,280.90 3.17 0.56
Hypothetical
(a)(b)
1,000.00 1,022.02 2.81 0.56
Institutional Service Class Shares
Actual
(a)
1,000.00 1,280.80 3.45 0.61
Hypothetical
(a)(b)
1,000.00 1,021.77 3.06 0.61
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,168.80 7.26 1.35
Hypothetical
(a)(b)
1,000.00 1,018.10 6.76 1.35
Institutional Service Class Shares
Actual
(a)
1,000.00 1,170.10 6.40 1.19
Hypothetical
(a)(b)
1,000.00 1,018.89 5.96 1.19
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,418.80 6.96 1.16
Hypothetical
(a)(b)
1,000.00 1,019.04 5.81 1.16
Class C Shares
Actual
(a)
1,000.00 1,413.10 11.49 1.92
Hypothetical
(a)(b)
1,000.00 1,015.27 9.59 1.92
Class R6 Shares
Actual
(a)
1,000.00 1,421.50 4.80 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 1,420.90 5.40 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90

Equity Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 19
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.
(c) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November
1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d) Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 26, 2021 through April 30, 2021 multiplied by 95/365 to reflect the period from commencement of operation.

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks 87.8%
Shares Value ($)
Aerospace & Defense 1.0%
Park Aerospace Corp. 88,741 1,197,116
Banks 18.5%
Financial Institutions, Inc. 37,892 1,209,892
First Hawaiian, Inc. 29,244 803,040
HBT Financial, Inc. 82,511 1,501,700
Home BancShares , Inc. 104,444 2,906,677
Origin Bancorp, Inc. 31,148 1,362,102
Pacific Premier Bancorp, Inc. 52,266 2,301,272
PacWest Bancorp 54,750 2,376,697
Signature Bank 8,919 2,243,218
Towne Bank 36,033 1,116,302
Umpqua Holdings Corp. 87,091 1,623,376
United Bankshares , Inc. 56,871 2,233,324
Valley National Bancorp 60,544 833,691
Webster Financial Corp. 14,303 756,772
21,268,063
Building Products 3.1%
Fortune Brands Home &
Security, Inc. 15,399 1,616,587
Nordic Waterproofing Holding
AB 14,338 306,264
Tecnoglass , Inc. 133,651 1,598,466
3,521,317
Capital Markets 2.6%
Ares Management Corp. 4,018 211,025
Carlyle Group, Inc. (The) 64,477 2,750,589
2,961,614
Chemicals 6.3%
Chase Corp. 6,651 787,744
RPM International, Inc. 16,186 1,535,080
Valvoline, Inc. 92,115 2,892,411
W R Grace & Co. 28,486 1,957,843
7,173,078
Commercial Services & Supplies 5.0%
Brink's Co. (The) 29,142 2,329,029
Deluxe Corp. 43,732 1,925,082
Healthcare Services Group,
Inc. 50,185 1,503,041
5,757,152
Containers & Packaging 3.3%
Graphic Packaging Holding
Co. 152,537 2,829,561
Sonoco Products Co. 15,356 1,005,204
3,834,765
Diversified Consumer Services 1.3%
H&R Block, Inc. 68,838 1,532,334
Electronic Equipment, Instruments & Components 3.6%
Avnet, Inc. 57,605 2,530,012
Vishay Intertechnology , Inc. 64,370 1,581,571
4,111,583
Energy Equipment & Services 1.3%
Cactus, Inc., Class A 48,961 1,459,527
Equity Real Estate Investment Trusts (REITs) 6.5%
Brandywine Realty Trust 104,739 1,417,119
CareTrust REIT, Inc. 28,797 696,312
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Four Corners Property Trust,
Inc. 60,367 1,742,795
Highwoods Properties, Inc. 32,833 1,470,590
LTC Properties, Inc. 9,619 409,096
Urstadt Biddle Properties, Inc.,
Class A 31,247 567,758
Weingarten Realty Investors 35,107 1,135,360
7,439,030
Food & Staples Retailing 0.6%
Casey's General Stores, Inc. 3,030 673,236
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.7%
South Jersey Industries, Inc. 33,585 831,229
Health Care Providers & Services 1.3%
National HealthCare Corp. 7,546 530,559
Patterson Cos., Inc. 30,030 965,164
1,495,723
Household Durables 2.0%
Leggett & Platt, Inc. 47,137 2,341,295
Orleans Homebuilders, Inc.*^∞ 1,500 0
2,341,295
Household Products 2.5%
Spectrum Brands Holdings,
Inc. 32,669 2,879,446
Industrial Conglomerates 1.2%
Carlisle Cos., Inc. 7,398 1,417,827
Insurance 4.1%
AMERISAFE, Inc.(a) 7,872 488,694
Axis Capital Holdings Ltd. 46,109 2,572,882
James River Group Holdings
Ltd. 18,237 859,145
ProAssurance Corp. 22,772 569,300
RenaissanceRe Holdings Ltd. 1,482 250,176
4,740,197
IT Services 1.8%
Cass Information Systems,
Inc. 4,492 206,138
EVERTEC, Inc. 46,374 1,850,323
2,056,461
Machinery 6.2%
Graham Corp. 99,324 1,361,732
Hurco Cos., Inc. 15,064 517,448
IMI plc 74,741 1,646,033
Luxfer Holdings plc 86,652 1,915,876
Timken Co. (The) 19,811 1,661,549
7,102,638
Media 2.2%
Entravision Communications
Corp., Class A 465,184 1,790,958
John Wiley & Sons, Inc., Class
A 11,954 680,661
2,471,619

Nationwide American Century Small Cap Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Multi-Utilities 1.2%
NorthWestern Corp. 19,498 1,326,449
Oil, Gas & Consumable Fuels 0.7%
Hess Midstream LP, Class A 37,599 839,586
Paper & Forest Products 0.4%
Neenah, Inc. 8,677 461,356
Semiconductors & Semiconductor Equipment 3.1%
Kulicke & Soffa Industries, Inc. 42,531 2,417,887
MKS Instruments, Inc. 6,000 1,074,660
3,492,547
Specialty Retail 2.6%
Penske Automotive Group,
Inc. 34,205 2,999,436
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.* 8,298 1,106,040
Tapestry, Inc.* 29,361 1,404,924
2,510,964
Thrifts & Mortgage Finance 1.2%
First Place Financial Corp.*^∞ 367 0
Premier Financial Corp. 25,294 799,037
Provident Financial Services,
Inc. 22,836 538,245
1,337,282
Trading Companies & Distributors 1.3%
Applied Industrial
Technologies, Inc. 10,492 1,003,665
MSC Industrial Direct Co., Inc.,
Class A 5,820 524,731
1,528,396
Total Common Stocks
(cost $78,591,578) 100,761,266
Convertible Bond 0.9%
Principal
Amount ($)
Building Products 0.9%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,213,000 1,021,401
Total Convertible Bond
(cost  $952,531)
1,021,401
Convertible Preferred Stock 1.5%
Electronic Equipment, Instruments & Components 1.5%
II-VI, Inc., 6.00%, 07/01/23 6,222 1,735,938
Total Convertible Preferred Stock
(cost  $1,852,930) 1,735,938
Master Limited Partnerships 3.1%
Shares
Diversified Financial Services 0.8%
Compass Diversified Holdings 39,334 1,000,657
Master Limited Partnerships
Shares Value ($)
Oil, Gas & Consumable Fuels 2.3%
Enviva Partners LP 53,349 2,627,438
Total Master Limited Partnership
(cost  $3,204,681)
3,628,095
Preferred Stocks 4.1%
Banks 2.5%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 23,671 672,730
People's United Financial,
Inc., Series A(ICE LIBOR
USD 3 Month + 4.02%), (b) 25,480 700,700
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (b) 53,929 1,509,473
2,882,903
Diversified Financial Services 1.6%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 71,189 1,838,812
Total Preferred Stocks
(cost $4,806,434) 4,721,715
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 1,099
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 893
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 1,992
Short-Term Investment 0.1%
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 76,500 76,500
Total Short-Term Investment
(cost $76,500) 76,500
Total Investments
(cost $89,519,359) — 97.5% 111,946,907
Other assets in excess of liabilities — 2.5% 2,816,946
NET ASSETS — 100.0%
$ 114,763,853

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $74,496, which was collateralized by cash used to
purchase a money market fund with a value of $76,500.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $76,500.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
Forward foreign currency contracts outstanding as of April 30, 2021::
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 32,942 USD 26,163 Morgan Stanley Co., Inc. 6/30/2021 642
GBP 24,777 USD 34,107 JPMorgan Chase Bank 6/30/2021 116
SEK 175,497 USD 20,504 UBS AG 6/30/2021 238
USD 1,383,193 GBP 992,972 JPMorgan Chase Bank 6/30/2021 11,618
USD 244,747 SEK 2,066,966 UBS AG 6/30/2021 446
Total unrealized appreciation 13,060
SEK 53,624 USD 6,357 UBS AG 6/30/2021 (19)
USD 880,657 CAD 1,096,986 Morgan Stanley Co., Inc. 6/30/2021 (11,941)
USD 66,490 GBP 48,283 JPMorgan Chase Bank 6/30/2021 (202)
USD 46,323 SEK 397,306 UBS AG 6/30/2021 (637)
Total unrealized depreciation (12,799)
Net unrealized appreciation 261
Currency:
CAD Canadian dollar
GBP British pound
SEK Swedish krona
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Cognitive Value Fund - April 30, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks 98.7%
Shares Value ($)
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings,
Inc.* 6,439 437,272
Echo Global Logistics, Inc.* 8,361 273,405
710,677
Airlines 0.3%
Mesa Air Group, Inc.* 27,200 306,272
Auto Components 0.7%
Cooper-Standard Holdings,
Inc.* 7,800 226,512
Dana, Inc. 7,600 192,280
Strattec Security Corp.* 7,600 333,640
752,432
Banks 16.3%
Associated Banc-Corp. 22,100 483,769
Bancorp, Inc. (The)* 46,839 1,040,060
Bank of Commerce Holdings 7,600 98,116
Bank of NT Butterfield & Son
Ltd. (The) 9,600 376,512
Banner Corp. 10,800 613,872
C&F Financial Corp. 3,012 127,046
Camden National Corp. 13,500 644,220
Capstar Financial Holdings,
Inc. 28,300 543,077
Carter Bankshares , Inc.* 36,746 475,861
Civista Bancshares, Inc. 29,266 676,922
CNB Financial Corp. 20,444 520,504
Customers Bancorp, Inc.* 5,000 172,600
Financial Institutions, Inc. 26,600 849,338
First Busey Corp. 15,800 394,684
First Financial Bancorp 32,300 791,673
First Horizon Corp. 49,900 912,671
First Internet Bancorp 17,300 594,255
Great Western Bancorp, Inc. 9,955 329,013
Hancock Whitney Corp. 5,300 245,072
Hanmi Financial Corp. 35,623 723,147
Heartland Financial USA, Inc. 7,825 393,363
Hilltop Holdings, Inc. 9,510 334,752
Independent Bank Corp. 14,087 331,890
Live Oak Bancshares, Inc. 5,100 326,196
Macatawa Bank Corp. 27,940 267,386
Northrim Bancorp, Inc. 15,917 678,860
Old National Bancorp 17,800 336,420
Orrstown Financial Services,
Inc. 12,645 299,813
Peoples Bancorp of North
Carolina, Inc. 4,048 94,602
Popular, Inc. 10,600 783,976
Seacoast Banking Corp. of
Florida* 6,400 232,640
Sierra Bancorp 5,767 156,112
Simmons First National Corp.,
Class A 7,455 212,467
SmartFinancial , Inc. 12,926 306,217
South State Corp. 2,500 210,800
TCF Financial Corp. 4,000 182,080
Trustmark Corp. 6,900 223,629
UMB Financial Corp. 3,025 293,516
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 7,900 609,090
16,886,221
Biotechnology 2.2%
Affimed NV* 10,200 109,038
Arena Pharmaceuticals, Inc.* 1,200 82,356
Dicerna Pharmaceuticals, Inc.* 8,038 250,705
Harpoon Therapeutics, Inc.* 10,510 237,947
Intellia Therapeutics, Inc.* 2,500 191,925
Iovance Biotherapeutics , Inc.* 2,000 62,880
Jounce Therapeutics, Inc.* 16,552 156,085
Kura Oncology, Inc.* 7,100 191,203
Novavax , Inc.* 1,300 308,009
Rocket Pharmaceuticals, Inc.* 2,800 128,352
Sangamo Therapeutics, Inc.* 16,500 194,370
Veracyte , Inc.* 2,700 134,325
Xencor , Inc.* 4,600 195,776
2,242,971
Building Products 2.4%
Advanced Drainage Systems,
Inc. 2,300 256,818
AZEK Co., Inc. (The)* 5,300 255,884
Builders FirstSource , Inc.* 5,300 257,951
JELD-WEN Holding, Inc.* 14,600 425,882
Masonite International Corp.* 5,209 657,845
Quanex Building Products
Corp. 3,200 87,328
Resideo Technologies, Inc.* 19,000 570,190
2,511,898
Capital Markets 2.0%
Artisan Partners Asset
Management, Inc., Class A 1,500 76,380
Cowen, Inc., Class A 9,001 355,449
Donnelley Financial Solutions,
Inc.* 12,200 372,832
Federated Hermes, Inc., Class
B 17,700 509,760
Janus Henderson Group plc 5,400 185,706
Oppenheimer Holdings, Inc.,
Class A(a) 6,900 353,073
Silvercrest Asset Management
Group, Inc., Class A 18,357 255,346
2,108,546
Chemicals 2.0%
AdvanSix , Inc.* 21,200 616,496
Balchem Corp. 1,600 203,504
Koppers Holdings, Inc.* 15,700 521,868
Trinseo SA 12,500 773,875
2,115,743
Commercial Services & Supplies 2.4%
ACCO Brands Corp. 68,200 585,156
CompX International, Inc. 2,569 49,427
Covanta Holding Corp. 7,500 112,800
Deluxe Corp. 14,400 633,888
Herman Miller, Inc. 5,800 240,700
Matthews International Corp.,
Class A 18,800 777,944

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
NL Industries, Inc. 15,919 113,025
2,512,940
Communications Equipment 1.2%
ADTRAN, Inc. 10,200 174,318
Aviat Networks, Inc.*(a) 8,600 278,726
CommScope Holding Co.,
Inc.* 41,214 677,970
Lumentum Holdings, Inc.* 1,700 144,585
1,275,599
Construction & Engineering 2.2%
EMCOR Group, Inc. 5,800 694,840
MYR Group, Inc.* 5,000 389,500
Orion Group Holdings, Inc.* 47,400 255,486
Primoris Services Corp. 20,100 656,466
Sterling Construction Co., Inc.* 12,000 250,200
2,246,492
Construction Materials 0.3%
Summit Materials, Inc., Class
A* 11,900 342,601
Consumer Finance 1.8%
Navient Corp. 49,200 828,036
OneMain Holdings, Inc. 12,600 716,562
Regional Management Corp. 7,961 308,329
1,852,927
Containers & Packaging 1.2%
Graphic Packaging Holding
Co. 18,200 337,610
Greif, Inc., Class A 11,200 677,712
Westrock Co. 4,700 262,025
1,277,347
Distributors 0.4%
Educational Development
Corp. 11,300 200,914
Funko , Inc., Class A* 11,800 254,172
455,086
Diversified Consumer Services 0.9%
Carriage Services, Inc. 6,900 256,542
Graham Holdings Co., Class B 1,100 699,171
955,713
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc.
(a) 6,900 257,163
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A* 1,100 145,420
ORBCOMM, Inc.* 13,500 154,710
300,130
Electric Utilities 1.1%
IDACORP, Inc. 1,500 153,720
OGE Energy Corp. 14,700 493,332
Portland General Electric Co. 9,400 478,084
Spark Energy, Inc., Class A 4,400 46,552
1,171,688
Electrical Equipment 2.0%
Atkore , Inc.* 12,700 994,156
nVent Electric plc 22,800 694,260
Common Stocks
Shares Value ($)
Electrical Equipment
Sunworks , Inc.* 8,900 99,591
Ultralife Corp.* 32,365 255,683
2,043,690
Electronic Equipment, Instruments & Components 0.9%
Daktronics, Inc.* 22,900 141,293
Flex Ltd.* 21,200 368,880
Kimball Electronics, Inc.* 13,800 317,538
ScanSource , Inc.* 2,909 87,939
915,650
Energy Equipment & Services 0.6%
Archrock , Inc. 24,000 224,160
ChampionX Corp.* 10,000 210,100
TETRA Technologies, Inc.* 92,100 231,171
665,431
Equity Real Estate Investment Trusts (REITs) 8.1%
Braemar Hotels & Resorts,
Inc.* 41,600 272,480
Brixmor Property Group, Inc. 32,800 732,752
CareTrust REIT, Inc. 28,800 696,384
Colony Capital, Inc.* 36,200 253,400
DiamondRock Hospitality Co.* 49,900 519,958
First Industrial Realty Trust,
Inc. 14,800 736,596
iStar , Inc. 8,100 149,931
Kite Realty Group Trust 34,300 713,783
Lexington Realty Trust 59,400 727,056
NexPoint Residential Trust,
Inc. 4,100 205,656
Park Hotels & Resorts, Inc.* 25,200 562,212
Pebblebrook Hotel Trust 12,400 296,112
Piedmont Office Realty Trust,
Inc., Class A 8,500 158,270
QTS Realty Trust, Inc., Class A 2,200 146,278
Ryman Hospitality Properties,
Inc.* 3,300 259,545
Sabra Health Care REIT, Inc. 39,400 715,898
STAG Industrial, Inc. 16,900 617,019
Sunstone Hotel Investors, Inc.* 24,100 317,156
Terreno Realty Corp. 1,530 98,716
Universal Health Realty
Income Trust 3,000 200,850
8,380,052
Food & Staples Retailing 0.7%
Andersons, Inc. (The) 9,100 261,352
Performance Food Group Co.* 8,300 487,210
US Foods Holding Corp.* 300 12,438
761,000
Food Products 0.9%
Darling Ingredients, Inc.* 9,800 680,610
Seneca Foods Corp., Class A* 5,201 239,558
920,168
Gas Utilities 0.7%
Brookfield Infrastructure Corp.,
Class A(a) 2,100 151,263
UGI Corp. 13,900 607,569
758,832

Nationwide Bailard Cognitive Value Fund - April 30, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0.3%
Accuray , Inc.* 16,200 76,140
Shockwave Medical, Inc.* 1,300 212,498
288,638
Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc.* 1,800 109,656
Cross Country Healthcare,
Inc.* 19,824 264,056
Ensign Group, Inc. (The) 500 42,925
LHC Group, Inc.* 700 145,789
Owens & Minor, Inc. 7,700 277,893
Premier, Inc., Class A 5,800 205,030
Select Medical Holdings Corp.* 19,000 716,680
1,762,029
Health Care Technology 0.9%
Allscripts Healthcare Solutions,
Inc.* 24,848 386,635
NextGen Healthcare, Inc.* 29,400 538,314
924,949
Hotels, Restaurants & Leisure 1.0%
Del Taco Restaurants, Inc. 25,201 287,292
Planet Fitness, Inc., Class A* 1,960 164,620
Travel + Leisure Co. 8,800 567,864
1,019,776
Household Durables 2.5%
Beazer Homes USA, Inc.* 12,200 272,182
Century Communities, Inc.* 5,377 397,576
Green Brick Partners, Inc.* 9,700 250,357
Helen of Troy Ltd.* 600 126,726
Hooker Furniture Corp. 1,382 51,839
KB Home 4,800 231,504
Taylor Morrison Home Corp.* 3,400 106,114
TopBuild Corp.* 900 200,142
TRI Pointe Group, Inc.* 28,333 674,892
Turtle Beach Corp.* 9,751 270,980
2,582,312
Household Products 0.9%
Oil- Dri Corp. of America(a) 7,332 256,107
Spectrum Brands Holdings,
Inc. 7,100 625,794
881,901
Independent Power and Renewable Electricity Producers
0.3%
Atlantica Sustainable
Infrastructure plc 8,900 343,095
Insurance 2.7%
American Equity Investment
Life Holding Co. 3,100 96,038
American National Group, Inc. 4,900 555,415
Argo Group International
Holdings Ltd. 4,600 240,028
Assured Guaranty Ltd. 14,800 752,580
CNO Financial Group, Inc. 4,500 114,885
Investors Title Co. 1,961 345,979
Stewart Information Services
Corp. 11,200 656,880
2,761,805
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.9%
RealReal , Inc. (The)* 16,600 411,182
Revolve Group, Inc.* 10,400 504,296
915,478
IT Services 1.2%
Computer Task Group, Inc.* 13,700 135,630
Conduent , Inc.* 114,900 781,320
CONTRA
BMTECHNOLOGIES*∞ 1,200 11,772
Information Services Group,
Inc.* 70,500 320,775
1,249,497
Leisure Products 0.3%
Brunswick Corp. 3,000 321,390
Machinery 2.5%
Chart Industries, Inc.* 1,600 257,008
EnPro Industries, Inc. 1,800 154,170
Evoqua Water Technologies
Corp.* 6,000 171,480
Hillenbrand, Inc. 13,700 672,533
Miller Industries, Inc. 5,483 235,879
Mueller Water Products, Inc.,
Class A 7,300 104,828
Rexnord Corp. 6,100 304,573
Terex Corp. 14,200 667,258
2,567,729
Marine 1.2%
Costamare , Inc. 25,400 267,208
Eagle Bulk Shipping, Inc.*(a) 7,200 312,048
Genco Shipping & Trading Ltd. 27,900 427,986
Pangaea Logistics Solutions
Ltd. 50,860 196,320
1,203,562
Media 1.6%
Fluent, Inc.* 14,687 54,636
Gray Television, Inc. 25,361 515,335
Hemisphere Media Group,
Inc.* 20,840 254,665
TEGNA, Inc. 33,714 676,303
Townsquare Media, Inc., Class
A* 9,900 101,970
1,602,909
Metals & Mining 2.9%
Alcoa Corp.* 17,900 655,856
Allegheny Technologies, Inc.* 4,300 100,018
Cleveland-Cliffs, Inc.*(a) 9,600 171,456
Olympic Steel, Inc. 13,900 403,795
Reliance Steel & Aluminum
Co. 3,900 625,209
Schnitzer Steel Industries,
Inc., Class A 15,269 720,849
SunCoke Energy, Inc. 22,100 149,175
Turquoise Hill Resources Ltd.* 11,800 207,798
3,034,156
Mortgage Real Estate Investment Trusts (REITs) 1.5%
Granite Point Mortgage Trust,
Inc. 31,300 414,412
Lument Finance Trust, Inc. 28,808 107,166

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
New York Mortgage Trust, Inc. 100,500 461,295
Ready Capital Corp. 32,000 464,320
Starwood Property Trust, Inc. 5,900 152,338
1,599,531
Multiline Retail 0.2%
Macy's, Inc.* 9,500 157,510
Multi-Utilities 1.3%
Avista Corp. 9,700 446,394
MDU Resources Group, Inc. 16,700 558,782
NorthWestern Corp. 4,500 306,135
1,311,311
Oil, Gas & Consumable Fuels 3.5%
Berry Corp. 33,853 206,842
Centrus Energy Corp., Class
A* 11,810 270,331
Clean Energy Fuels Corp.* 9,300 102,300
Diamondback Energy, Inc. 2,790 228,026
Dorian LPG Ltd.* 19,479 258,876
Energy Fuels, Inc.* 47,200 260,072
Enerplus Corp.(a) 62,100 333,477
Falcon Minerals Corp. 56,400 250,416
Golar LNG Ltd.* 6,000 68,880
HollyFrontier Corp. 17,600 616,000
Ovintiv , Inc. 12,200 291,946
Renewable Energy Group,
Inc.* 3,500 194,320
SM Energy Co. 28,600 451,880
Whiting Petroleum Corp.* 2,800 112,196
3,645,562
Paper & Forest Products 0.4%
Resolute Forest Products,
Inc.* 30,908 417,876
Personal Products 0.3%
Nature's Sunshine Products,
Inc. 12,700 264,287
Pharmaceuticals 0.4%
Intra-Cellular Therapies, Inc.* 9,700 333,971
Provention Bio, Inc.* 5,900 42,421
376,392
Professional Services 1.6%
ASGN, Inc.* 2,600 273,468
CRA International, Inc. 3,975 319,034
Heidrick & Struggles
International, Inc. 6,857 290,051
Korn Ferry 3,100 210,459
ManpowerGroup , Inc. 2,400 290,136
Mastech Digital, Inc.* 1,000 15,790
Resources Connection, Inc. 18,300 258,213
1,657,151
Real Estate Management & Development 0.3%
Newmark Group, Inc., Class A 25,500 274,125
Road & Rail 0.2%
Saia, Inc.* 900 211,050
Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries,
Inc. 3,100 341,961
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc. 22,690 458,792
Entegris , Inc. 800 90,064
MaxLinear , Inc.* 5,500 197,945
Power Integrations, Inc. 3,100 256,711
Silicon Laboratories, Inc.* 1,200 169,140
SunPower Corp.* 3,700 95,053
Ultra Clean Holdings, Inc.* 4,800 245,136
1,854,802
Software 1.3%
ACI Worldwide, Inc.* 3,700 139,786
Avaya Holdings Corp.* 18,294 526,318
Cerence , Inc.* 3,000 289,230
Mitek Systems, Inc.* 15,800 256,118
Support.com, Inc.*(a) 46,815 177,897
1,389,349
Specialty Retail 4.1%
Academy Sports & Outdoors,
Inc.* 10,200 314,262
American Eagle Outfitters, Inc.
(a) 27,900 964,503
Big 5 Sporting Goods Corp.(a) 10,800 197,856
Caleres , Inc. 8,700 202,797
Container Store Group, Inc.
(The)* 17,500 246,575
Foot Locker, Inc. 5,400 318,492
Lazydays Holdings, Inc.* 13,500 334,125
Lithia Motors, Inc., Class A 800 307,504
MarineMax , Inc.* 6,500 369,200
National Vision Holdings,
Inc.*(a) 2,700 136,107
OneWater Marine, Inc., Class
A* 3,500 179,305
Signet Jewelers Ltd.* 3,600 215,100
Zumiez , Inc.* 9,800 421,106
4,206,932
Technology Hardware, Storage & Peripherals 0.8%
NCR Corp.* 16,872 771,894
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.* 600 202,920
Delta Apparel, Inc.* 9,575 325,646
Lakeland Industries, Inc.* 4,335 122,290
Rocky Brands, Inc. 7,300 384,345
Superior Group of Cos., Inc. 10,029 252,931
1,288,132
Thrifts & Mortgage Finance 2.3%
Essent Group Ltd. 4,527 238,030
Flagstar Bancorp, Inc. 13,800 642,252
HomeStreet , Inc. 5,600 228,704
Merchants Bancorp 3,700 150,923
Radian Group, Inc. 30,200 744,128
Riverview Bancorp, Inc. 15,000 103,350
Timberland Bancorp, Inc. 9,300 261,702
2,369,089
Trading Companies & Distributors 4.0%
Applied Industrial
Technologies, Inc. 5,900 564,394
Beacon Roofing Supply, Inc.* 4,600 259,118

Nationwide Bailard Cognitive Value Fund - April 30, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Trading Companies & Distributors
CAI International, Inc. 2,765 117,651
Herc Holdings, Inc.* 2,700 285,120
Lawson Products, Inc.* 4,797 251,507
MRC Global, Inc.* 36,900 347,598
Rush Enterprises, Inc., Class A 8,300 409,688
Titan Machinery, Inc.* 11,600 302,876
Triton International Ltd. 12,400 622,108
Veritiv Corp.* 4,900 205,212
WESCO International, Inc.* 8,635 792,002
4,157,274
Total Common Stocks
(cost $70,131,796) 102,138,762
Exchange Traded Funds 0.6%
Equity Funds  0.6%
iShares Micro-Cap ETF(a) 1,000 146,910
Vanguard Small-Cap Value
ETF 2,900 499,525
646,435
Total Exchange Traded Funds
(cost $602,422) 646,435
Master Limited Partnership 0.1%
Oil, Gas & Consumable Fuels 0.1%
Enviva Partners LP 2,000 98,500
Total Master Limited Partnership
(cost  $97,860)
98,500
Short-Term Investment 1.7%
Shares Value ($)
Money Market Fund 1.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,752,736 1,752,736
Total Short-Term Investment
(cost $1,752,737) 1,752,736
Total Investments
(cost $72,584,815) — 101.1% 104,636,433
Liabilities in excess of other assets — (1.1)% (1,118,706)
NET ASSETS — 100.0%
$ 103,517,727
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $1,841,824, which was collateralized by cash
used to purchase a money market fund with a total value of
$1,752,736 and by $184,327 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $1,937,063.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $1,752,736.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99.5%
Shares Value ($)
Biotechnology 5.0%
Acceleron Pharma, Inc.* 2,900 362,413
Affimed NV* 25,000 267,250
Alnylam Pharmaceuticals, Inc.* 1,700 239,088
Apellis Pharmaceuticals, Inc.* 6,800 344,556
Aurinia Pharmaceuticals,
Inc.*(a) 83,000 1,101,410
Biogen, Inc.* 1,050 280,696
BioMarin Pharmaceutical, Inc.* 4,000 311,680
Blueprint Medicines Corp.* 11,000 1,059,520
Dicerna Pharmaceuticals, Inc.* 16,000 499,040
Esperion Therapeutics, Inc.*(a) 27,000 727,650
Iovance Biotherapeutics , Inc.* 5,000 157,200
Kura Oncology, Inc.* 20,500 552,065
Mersana Therapeutics, Inc.* 36,000 573,480
Novavax , Inc.* 1,200 284,316
REVOLUTION Medicines,
Inc.* 11,000 365,090
Sangamo Therapeutics, Inc.* 25,000 294,500
Vaxart , Inc.*(a) 16,000 172,480
VBI Vaccines, Inc.*(a) 75,000 236,250
Vertex Pharmaceuticals, Inc.* 1,000 218,200
Xencor , Inc.* 15,500 659,680
Zymeworks , Inc.* 16,500 536,580
9,243,144
Electronic Equipment, Instruments & Components 5.3%
Insight Enterprises, Inc.* 54,755 5,495,759
TE Connectivity Ltd. 33,115 4,452,974
9,948,733
Entertainment 3.5%
Activision Blizzard, Inc. 38,100 3,474,339
Sea Ltd., ADR-TW* 12,190 3,078,463
6,552,802
Household Durables 2.3%
Sony Group Corp., ADR-JP 42,800 4,286,848
Interactive Media & Services 10.0%
Alphabet, Inc., Class A* 3,913 9,209,246
Facebook, Inc., Class A* 29,165 9,480,958
18,690,204
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.* 1,947 6,751,067
IT Services 15.5%
Euronet Worldwide, Inc.* 30,775 4,414,058
Fiserv, Inc.* 32,665 3,923,720
PayPal Holdings, Inc.* 22,000 5,770,380
Square, Inc., Class A* 4,925 1,205,739
Twilio , Inc., Class A* 16,888 6,211,406
Visa, Inc., Class A 31,265 7,302,253
28,827,556
Pharmaceuticals 1.0%
Arvinas , Inc.* 3,300 227,502
Intra-Cellular Therapies, Inc.* 41,000 1,411,630
Provention Bio, Inc.* 35,500 255,245
1,894,377
Professional Services 1.7%
Booz Allen Hamilton Holding
Corp. 38,450 3,189,428
Common Stocks
Shares Value ($)
Road & Rail 1.4%
Uber Technologies, Inc.* 46,235 2,532,291
Semiconductors & Semiconductor Equipment 22.1%
KLA Corp. 14,940 4,711,329
Lam Research Corp. 10,390 6,446,475
Micron Technology, Inc.* 59,400 5,112,558
NVIDIA Corp. 9,785 5,874,718
NXP Semiconductors NV 33,850 6,516,464
QUALCOMM, Inc. 42,200 5,857,360
Skyworks Solutions, Inc. 12,425 2,253,025
Texas Instruments, Inc. 24,660 4,451,377
41,223,306
Software 22.4%
Adobe, Inc.* 14,734 7,489,882
Crowdstrike Holdings, Inc.,
Class A* 5,200 1,084,252
DocuSign, Inc.* 7,095 1,581,759
Elastic NV* 7,200 868,464
HubSpot , Inc.* 4,350 2,290,058
Intuit, Inc. 7,400 3,049,984
Microsoft Corp. 63,895 16,113,041
Paycom Software, Inc.* 3,985 1,531,874
RingCentral, Inc., Class A* 15,150 4,832,092
ServiceNow , Inc.* 2,950 1,493,791
Varonis Systems, Inc.* 27,150 1,437,593
41,772,790
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 69,398 9,123,061
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 876 1,593,942
10,717,003
Total Common Stocks
(cost $59,017,485) 185,629,549
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,305,462 1,305,462
Total Short-Term Investment
(cost $1,305,462) 1,305,462
Total Investments
(cost $60,322,947) — 100.2% 186,935,011
Liabilities in excess of other assets — (0.2)% (458,732)
NET ASSETS — 100.0%
$ 186,476,279

Nationwide Bailard Technology & Science Fund - April 30, 2021 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $1,308,659, which was collateralized by cash used to
purchase a money market fund with a value of $1,305,462.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $1,305,462.
ADR American Depositary Receipt
GDR Global Depositary Receipt
JP Japan
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
Common Stocks 99.1%
Shares Value ($)
Automobiles 4.5%
General Motors Co.* 20,667 1,182,566
Banks 4.7%
Bank of America Corp. 30,363 1,230,612
Beverages 5.2%
PepsiCo, Inc. 9,486 1,367,502
Capital Markets 10.8%
Charles Schwab Corp. (The) 16,656 1,172,582
KKR & Co., Inc. 29,515 1,669,959
2,842,541
Diversified Financial Services 6.2%
Berkshire Hathaway, Inc.,
Class B* 5,925 1,629,079
Entertainment 5.7%
Walt Disney Co. (The)* 8,045 1,496,531
Food Products 5.3%
Mondelez International, Inc.,
Class A 22,749 1,383,367
Health Care Equipment & Supplies 6.5%
Abbott Laboratories 14,303 1,717,504
Health Care Providers & Services 4.3%
Humana, Inc. 2,565 1,142,041
Household Durables 4.6%
NVR, Inc.* 241 1,209,362
Household Products 4.7%
Procter & Gamble Co. (The) 9,235 1,232,134
Common Stocks
Shares Value ($)
Insurance 8.8%
American International Group,
Inc. 47,878 2,319,689
Interactive Media & Services 4.6%
Facebook, Inc., Class A* 3,768 1,224,901
IT Services 7.8%
Cognizant Technology
Solutions Corp., Class A 11,810 949,524
Fidelity National Information
Services, Inc. 7,204 1,101,491
2,051,015
Machinery 3.7%
Parker-Hannifin Corp. 3,123 980,029
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp. 8,759 902,790
Pharmaceuticals 4.3%
Pfizer, Inc. 29,308 1,132,754
Textiles, Apparel & Luxury Goods 4.0%
VF Corp. 12,104 1,061,037
Total Investments
(cost $18,711,502) — 99.1% 26,105,454
Other assets in excess of liabilities — 0.9% 230,380
NET ASSETS — 100.0%
$ 26,335,834
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - April 30, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 2.2%
Boeing Co. (The)* 29,008 6,796,864
Lockheed Martin Corp. 29,448 11,206,731
Raytheon Technologies Corp. 126,199 10,504,805
28,508,400
Air Freight & Logistics 1.0%
FedEx Corp. 44,728 12,984,986
Airlines 0.1%
Southwest Airlines Co.* 25,209 1,582,621
Automobiles 0.7%
Tesla, Inc.* 12,005 8,516,827
Banks 3.0%
Bank of America Corp. 930,477 37,712,233
Beverages 2.6%
Boston Beer Co., Inc. (The),
Class A*(a) 4,693 5,708,988
Constellation Brands, Inc.,
Class A 67,429 16,204,537
Monster Beverage Corp.* 116,026 11,260,323
33,173,848
Biotechnology 0.8%
Biogen, Inc.* 7,145 1,910,073
Incyte Corp.* 16,532 1,411,502
Regeneron Pharmaceuticals,
Inc.* 4,491 2,161,518
Seagen, Inc.* 10,454 1,502,867
Vertex Pharmaceuticals, Inc.* 14,049 3,065,492
10,051,452
Building Products 0.9%
Johnson Controls International
plc 104,381 6,507,111
Trane Technologies plc 25,590 4,448,310
10,955,421
Capital Markets 4.2%
Ares Management Corp. 140,060 7,355,951
Blackstone Group, Inc. (The) 21,624 1,913,508
Charles Schwab Corp. (The) 344,196 24,231,398
CME Group, Inc. 47,870 9,669,261
S&P Global, Inc. 26,786 10,456,987
53,627,105
Chemicals 2.3%
Celanese Corp. 48,232 7,555,543
FMC Corp. 54,284 6,418,540
Linde plc 27,126 7,753,696
PPG Industries, Inc. 40,911 7,005,599
28,733,378
Commercial Services & Supplies 0.4%
Waste Management, Inc. 34,022 4,694,015
Consumer Finance 1.0%
American Express Co. 86,867 13,321,054
Containers & Packaging 0.5%
Ball Corp. 39,431 3,692,319
Crown Holdings, Inc. 29,281 3,215,054
6,907,373
Common Stocks
Shares Value ($)
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc.,
Class B* 24,321 6,687,059
Equitable Holdings, Inc. 201,617 6,901,350
13,588,409
Electric Utilities 3.1%
Duke Energy Corp. 116,441 11,724,444
Edison International 114,182 6,788,120
Exelon Corp. 189,194 8,502,379
FirstEnergy Corp. 295,060 11,188,675
Southern Co. (The) 17,928 1,186,296
39,389,914
Energy Equipment & Services 0.2%
Schlumberger NV 88,215 2,386,216
Entertainment 1.3%
Electronic Arts, Inc. 50,025 7,107,552
Netflix, Inc.* 17,063 8,761,339
15,868,891
Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate
Equities, Inc. 36,548 6,618,843
American Tower Corp. 21,684 5,524,433
Prologis, Inc. 64,682 7,537,393
VICI Properties, Inc. 201,987 6,402,988
26,083,657
Food & Staples Retailing 1.9%
Sysco Corp. 291,460 24,695,406
Food Products 0.7%
Archer-Daniels-Midland Co. 139,598 8,812,822
Health Care Equipment & Supplies 3.5%
Align Technology, Inc.* 6,532 3,890,002
Boston Scientific Corp.* 222,120 9,684,432
Danaher Corp. 41,363 10,503,720
Edwards Lifesciences Corp.* 55,495 5,300,882
Insulet Corp.* 8,239 2,432,318
Intuitive Surgical, Inc.* 7,714 6,672,610
Teleflex, Inc. 14,859 6,277,630
44,761,594
Health Care Providers & Services 2.7%
Anthem, Inc. 20,721 7,861,340
HCA Healthcare, Inc. 19,106 3,841,452
Humana, Inc. 7,287 3,244,464
Laboratory Corp. of America
Holdings* 10,771 2,863,686
McKesson Corp. 12,930 2,425,151
Quest Diagnostics, Inc. 10,142 1,337,527
UnitedHealth Group, Inc. 32,871 13,108,955
34,682,575
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.* 4,165 10,271,223
Caesars Entertainment, Inc.* 91,375 8,940,130
Carnival Corp.* 126,691 3,542,281
Chipotle Mexican Grill, Inc.* 4,230 6,311,287
Hilton Worldwide Holdings,
Inc.* 71,609 9,216,078
McDonald's Corp. 18,916 4,465,689

32 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 115,628 13,238,250
55,984,938
Household Durables 0.4%
Lennar Corp., Class A 44,628 4,623,461
Industrial Conglomerates 0.2%
3M Co. 2,890 569,735
General Electric Co. 162,166 2,127,618
2,697,353
Insurance 2.9%
American International Group,
Inc. 153,915 7,457,182
Athene Holding Ltd., Class A* 107,415 6,409,453
Chubb Ltd. 45,988 7,891,081
Hartford Financial Services
Group, Inc. (The) 75,473 4,978,199
Marsh & McLennan Cos., Inc. 49,863 6,766,409
Progressive Corp. (The) 34,394 3,464,851
36,967,175
Interactive Media & Services 9.0%
Alphabet, Inc., Class A* 27,947 65,773,264
Facebook, Inc., Class A* 105,022 34,140,552
Match Group, Inc.* 40,048 6,232,670
Snap, Inc., Class A* 71,058 4,392,806
Twitter, Inc.* 53,254 2,940,686
113,479,978
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.* 18,767 65,073,071
IT Services 5.5%
Cognizant Technology
Solutions Corp., Class A 94,612 7,606,805
FleetCor Technologies, Inc.* 34,634 9,964,894
Global Payments, Inc. 91,305 19,596,792
GoDaddy, Inc., Class A* 37,083 3,219,546
PayPal Holdings, Inc.* 47,006 12,329,204
Shopify, Inc., Class A* 4,572 5,406,436
Snowflake, Inc., Class A* 2,044 473,370
Visa, Inc., Class A 45,877 10,715,032
69,312,079
Life Sciences Tools & Services 1.2%
Illumina, Inc.* 7,113 2,794,271
PPD, Inc.* 35,400 1,635,480
Thermo Fisher Scientific, Inc. 21,870 10,283,930
14,713,681
Machinery 2.8%
Fortive Corp. 110,761 7,844,094
Illinois Tool Works, Inc. 2,156 496,872
Ingersoll Rand, Inc.* 138,143 6,825,646
Otis Worldwide Corp. 28,261 2,200,684
Parker-Hannifin Corp. 25,051 7,861,254
Westinghouse Air Brake
Technologies Corp. 130,916 10,744,276
35,972,826
Media 3.2%
Charter Communications, Inc.,
Class A* 29,409 19,805,491
DISH Network Corp., Class A* 108,285 4,850,085
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 190,870 15,700,966
40,356,542
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp. 26,289 2,709,607
ConocoPhillips 106,539 5,448,404
EOG Resources, Inc. 47,679 3,511,082
Exxon Mobil Corp. 39,516 2,261,896
Marathon Petroleum Corp. 80,937 4,504,144
Pioneer Natural Resources
Co. 12,031 1,850,729
Royal Dutch Shell plc, Class A,
ADR-NL 222,512 8,455,456
Royal Dutch Shell plc, Class
B, ADR-NL 149,278 5,345,645
34,086,963
Personal Products 0.9%
Estee Lauder Cos., Inc. (The),
Class A 36,459 11,440,834
Pharmaceuticals 4.7%
AstraZeneca plc, ADR-UK(a) 201,759 10,707,350
Bristol-Myers Squibb Co. 136,669 8,530,879
Eli Lilly & Co. 94,656 17,300,277
Novartis AG, ADR-CH 17,836 1,520,341
Pfizer, Inc. 435,213 16,820,982
Royalty Pharma plc, Class A 10,991 483,604
Zoetis, Inc. 24,791 4,289,587
59,653,020
Professional Services 0.9%
Equifax, Inc. 13,725 3,146,182
IHS Markit Ltd. 74,280 7,991,042
11,137,224
Road & Rail 1.1%
CSX Corp. 36,494 3,676,770
JB Hunt Transport Services,
Inc. 48,497 8,278,923
Uber Technologies, Inc.* 35,358 1,936,558
13,892,251
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 144,317 11,779,153
KLA Corp. 18,064 5,696,482
Marvell Technology, Inc. 220,546 9,970,885
Micron Technology, Inc.* 147,673 12,710,215
Skyworks Solutions, Inc. 20,747 3,762,053
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 53,005 6,187,804
Teradyne, Inc. 13,561 1,696,210
Texas Instruments, Inc. 65,458 11,815,824
63,618,626
Software 7.1%
Adobe, Inc.* 10,586 5,381,287
Microsoft Corp. 252,983 63,797,253
salesforce.com, Inc.* 49,674 11,440,916
ServiceNow, Inc.* 8,394 4,250,470
UiPath, Inc., Class A*(a) 2,991 215,352

Nationwide Fund - April 30, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Software
Workday, Inc., Class A* 18,922 4,673,734
89,759,012
Specialty Retail 1.5%
Ross Stores, Inc. 48,682 6,374,421
TJX Cos., Inc. (The) 170,438 12,101,098
18,475,519
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. 369,354 48,555,277
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.* 47,975 6,338,937
Total Common Stocks
(cost $815,826,748) 1,257,176,964
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 10,832,558 10,832,558
Total Short-Term Investment
(cost $10,832,558) 10,832,558
Total Investments
(cost $826,659,306) — 100.1% 1,268,009,522
Liabilities in excess of other assets — (0.1)% (1,711,424)
NET ASSETS — 100.0%
$ 1,266,298,098
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $10,930,704, which was collateralized by cash used to
purchase a money market fund with a value of $10,832,558.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $10,832,558.
ADR American Depositary Receipt
CH Switzerland
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 4.0%
Axon Enterprise, Inc.* 57,550 8,725,156
HEICO Corp., Class A 39,497 4,987,681
Mercury Systems, Inc.* 68,005 5,116,696
18,829,533
Banks 2.3%
Signature Bank 42,839 10,774,437
Building Products 3.1%
Advanced Drainage Systems,
Inc. 96,968 10,827,447
Fortune Brands Home &
Security, Inc. 37,985 3,987,665
14,815,112
Capital Markets 3.6%
Intercontinental Exchange, Inc. 83,021 9,772,402
Raymond James Financial,
Inc. 54,994 7,192,115
16,964,517
Commercial Services & Supplies 3.2%
Copart , Inc.* 123,205 15,340,255
Distributors 3.5%
Pool Corp. 39,017 16,485,463
Diversified Consumer Services 2.1%
frontdoor , Inc.* 115,934 6,205,947
Grand Canyon Education,
Inc.* 32,949 3,568,047
9,773,994
Electrical Equipment 1.7%
Generac Holdings, Inc.* 24,527 7,945,522
Electronic Equipment, Instruments & Components 7.8%
Amphenol Corp., Class A 173,049 11,653,119
Cognex Corp. 53,991 4,649,705
Keysight Technologies, Inc.* 95,697 13,813,862
Trimble, Inc.* 85,151 6,982,382
37,099,068
Health Care Equipment & Supplies 12.9%
ABIOMED, Inc.* 27,519 8,826,169
Align Technology, Inc.* 17,602 10,482,519
Cooper Cos., Inc. (The) 10,661 4,380,498
IDEXX Laboratories, Inc.* 25,322 13,901,525
Masimo Corp.* 24,614 5,726,939
STERIS plc 49,558 10,457,729
Teleflex, Inc. 17,703 7,479,164
61,254,543
Health Care Providers & Services 1.2%
HealthEquity , Inc.* 73,273 5,566,550
Household Products 1.9%
Church & Dwight Co., Inc. 105,955 9,084,582
Industrial Conglomerates 1.9%
Roper Technologies, Inc. 20,710 9,245,772
Internet & Direct Marketing Retail 0.9%
Etsy, Inc.*(a) 20,470 4,069,231
IT Services 12.2%
Broadridge Financial
Solutions, Inc. 56,049 8,891,053
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 35,595 16,293,611
Fiserv, Inc.* 92,786 11,145,454
Gartner, Inc.* 39,044 7,647,939
Global Payments, Inc. 64,027 13,742,115
57,720,172
Life Sciences Tools & Services 1.6%
Repligen Corp.* 36,243 7,673,005
Machinery 2.4%
IDEX Corp. 50,874 11,405,951
Pharmaceuticals 1.8%
Catalent , Inc.* 74,379 8,365,406
Professional Services 4.7%
CoStar Group, Inc.* 15,544 13,281,260
Verisk Analytics, Inc. 48,499 9,127,512
22,408,772
Road & Rail 0.9%
JB Hunt Transport Services,
Inc. 25,068 4,279,358
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc. 24,986 3,755,146
Software 15.4%
ANSYS, Inc.* 36,801 13,456,654
Blackline, Inc.* 93,493 10,850,797
HubSpot , Inc.* 26,164 13,774,038
Intuit, Inc. 37,360 15,398,298
SS&C Technologies Holdings,
Inc. 93,482 6,938,234
Tyler Technologies, Inc.* 29,661 12,601,772
73,019,793
Specialty Retail 6.6%
Burlington Stores, Inc.* 37,007 12,076,494
O'Reilly Automotive, Inc.* 23,822 13,170,708
Ulta Beauty, Inc.* 18,769 6,181,570
31,428,772
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica , Inc.* 18,584 6,230,658
Trading Companies & Distributors 1.5%
Watsco , Inc. 24,610 7,207,285
Total Common Stocks
(cost $200,916,219) 470,742,897

Nationwide Geneva Mid Cap Growth Fund - April 30, 2021 (Unaudited) - Statement of Investments - 35
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 106,500 106,500
Total Short-Term Investment
(cost $106,500) 106,500
Total Investments
(cost $201,022,719) — 99.3% 470,849,397
Other assets in excess of liabilities — 0.7% 3,166,383
NET ASSETS — 100.0%
$ 474,015,780
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April
30, 2021 was $99,395, which was collateralized by cash
used to purchase a money market fund with a value of
$106,500.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $106,500.
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide GQG U.S. Quality Equity Fund
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 2.5%
L3Harris Technologies, Inc. 8,415 1,760,670
Banks 4.1%
Bank of America Corp. 70,831 2,870,780
Biotechnology 1.8%
AbbVie, Inc. 11,140 1,242,110
Capital Markets 7.6%
Blackstone Group, Inc. (The) 19,712 1,744,315
Goldman Sachs Group, Inc.
(The) 3,529 1,229,680
Morgan Stanley 28,364 2,341,448
5,315,443
Health Care Equipment & Supplies 4.5%
Abbott Laboratories 26,535 3,186,323
Health Care Providers & Services 8.6%
Humana, Inc. 5,020 2,235,105
UnitedHealth Group, Inc. 9,564 3,814,123
6,049,228
Household Products 2.5%
Procter & Gamble Co. (The) 13,328 1,778,222
Insurance 2.4%
Progressive Corp. (The) 16,975 1,710,062
Interactive Media & Services 13.2%
Alphabet, Inc., Class C* 2,035 4,904,594
Facebook, Inc., Class A* 13,481 4,382,404
9,286,998
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.* 1,194 4,140,099
IT Services 3.8%
Visa, Inc., Class A 11,435 2,670,759
Life Sciences Tools & Services 2.1%
Syneos Health, Inc.* 17,086 1,449,747
Media 2.0%
Charter Communications, Inc.,
Class A* 2,039 1,373,165
Metals & Mining 3.7%
ArcelorMittal SA (Registered),
NYRS-LU* 75,705 2,217,399
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 4,592 377,738
2,595,137
Multiline Retail 3.2%
Target Corp. 10,735 2,224,936
Multi-Utilities 2.6%
CMS Energy Corp. 28,792 1,853,917
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp. 18,946 1,952,764
Pharmaceuticals 1.8%
Eli Lilly & Co. 6,947 1,269,703
Road & Rail 0.2%
Kansas City Southern 346 101,105
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.* 9,891 807,303
Lam Research Corp. 2,215 1,374,297
NVIDIA Corp. 5,066 3,041,525
5,223,125
Software 10.8%
Adobe, Inc.* 4,415 2,244,321
Microsoft Corp. 21,240 5,356,303
7,600,624
Tobacco 3.8%
Philip Morris International, Inc. 28,124 2,671,780
Total Common Stocks
(cost $62,960,516) 68,326,697
Master Limited Partnership 1.0%
Capital Markets 1.0%
AllianceBernstein Holding LP 16,924 729,594
Total Master Limited Partnership
(cost  $671,932)
729,594
Total Investments
(cost $63,632,448) — 98.3% 69,056,291
Other assets in excess of liabilities — 1.7% 1,162,045
NET ASSETS — 100.0%
$ 70,218,336
* Denotes a non-income producing security.
LU Luxembourg
NYRS New York Registry Shares
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - April 30, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 4.2%
Boeing Co. (The)* 68,711 16,099,674
Air Freight & Logistics 3.1%
Expeditors International of
Washington, Inc. 108,803 11,953,098
Beverages 4.4%
Monster Beverage Corp.* 173,123 16,801,587
Biotechnology 3.3%
BioMarin Pharmaceutical, Inc.* 43,953 3,424,817
Regeneron Pharmaceuticals,
Inc.* 18,966 9,128,336
12,553,153
Capital Markets 4.5%
FactSet Research Systems,
Inc. 15,219 5,116,932
MSCI, Inc. 12,553 6,097,871
SEI Investments Co. 94,163 5,785,375
17,000,178
Communications Equipment 1.5%
Cisco Systems, Inc. 113,992 5,803,333
Energy Equipment & Services 1.4%
Schlumberger NV 201,138 5,440,783
Entertainment 3.5%
Walt Disney Co. (The)* 72,028 13,398,648
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.* 4,519 3,908,935
Health Care Technology 1.5%
Cerner Corp. 77,637 5,826,657
Hotels, Restaurants & Leisure 4.9%
Starbucks Corp. 79,657 9,119,930
Yum China Holdings, Inc. 92,073 5,793,233
Yum! Brands, Inc. 32,783 3,918,224
18,831,387
Household Products 1.0%
Colgate-Palmolive Co. 46,378 3,742,705
Interactive Media & Services 10.9%
Alphabet, Inc., Class A* 4,300 10,120,050
Common Stocks
Shares Value ($)
Interactive Media & Services
Alphabet, Inc., Class C* 4,307 10,380,387
Facebook, Inc., Class A* 65,448 21,275,836
41,776,273
Internet & Direct Marketing Retail 11.2%
Alibaba Group Holding Ltd.,
ADR-CN* 68,807 15,890,977
Amazon.com, Inc.* 7,774 26,955,723
42,846,700
IT Services 4.8%
Automatic Data Processing,
Inc. 13,748 2,570,738
Visa, Inc., Class A 67,085 15,668,373
18,239,111
Life Sciences Tools & Services 2.3%
Illumina, Inc.* 22,186 8,715,548
Machinery 4.2%
Deere & Co. 43,771 16,232,475
Pharmaceuticals 5.4%
Novartis AG, ADR-CH 115,033 9,805,413
Novo Nordisk A/S, ADR-DK 38,954 2,880,648
Roche Holding AG, ADR-CH 197,062 8,022,394
20,708,455
Semiconductors & Semiconductor Equipment 7.3%
NVIDIA Corp. 33,326 20,008,264
QUALCOMM, Inc. 57,531 7,985,303
27,993,567
Software 16.4%
Autodesk, Inc.* 60,080 17,537,953
Microsoft Corp. 40,602 10,239,012
Oracle Corp. 200,776 15,216,813
salesforce.com, Inc.* 42,252 9,731,481
Workday, Inc., Class A* 40,425 9,984,975
62,710,234
Textiles, Apparel & Luxury Goods 2.2%
Under Armour , Inc., Class A* 339,635 8,256,527
Total Investments
(cost $210,966,237) — 99.0% 378,839,028
Other assets in excess of liabilities — 1.0% 3,949,658
NET ASSETS — 100.0%
$ 382,788,686
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Common Stocks 88.0%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 53,692 11,233,977
Northrop Grumman Corp. 7,254 2,571,108
13,805,085
Air Freight & Logistics 0.4%
FedEx Corp. 8,797 2,553,857
Automobiles 1.1%
General Motors Co.* 113,830 6,513,353
Banks 8.5%
Bank of America Corp. 440,138 17,838,793
JPMorgan Chase & Co. 135,786 20,885,245
Truist Financial Corp. 67,897 4,026,971
US Bancorp 126,720 7,520,832
50,271,841
Beverages 0.8%
PepsiCo, Inc. 34,700 5,002,352
Biotechnology 1.9%
AbbVie, Inc. 99,500 11,094,250
Building Products 1.6%
Armstrong World Industries,
Inc. 37,211 3,856,920
Carrier Global Corp. 129,586 5,647,358
9,504,278
Capital Markets 6.3%
Ameriprise Financial, Inc. 44,691 11,548,154
Charles Schwab Corp. (The) 113,386 7,982,374
Goldman Sachs Group, Inc.
(The) 19,995 6,967,258
Morgan Stanley 130,936 10,808,767
37,306,553
Chemicals 1.2%
CF Industries Holdings, Inc. 146,919 7,144,671
Communications Equipment 1.5%
Cisco Systems, Inc. 178,903 9,107,952
Construction & Engineering 1.1%
Quanta Services, Inc. 67,171 6,491,405
Construction Materials 0.9%
Vulcan Materials Co. 31,223 5,565,188
Consumer Finance 4.0%
Ally Financial, Inc. 205,421 10,568,910
Capital One Financial Corp. 88,809 13,239,646
23,808,556
Diversified Financial Services 4.4%
Berkshire Hathaway, Inc.,
Class B* 53,987 14,843,726
Voya Financial, Inc. 161,003 10,919,223
25,762,949
Electric Utilities 3.2%
Exelon Corp. 250,106 11,239,764
PPL Corp. 265,692 7,739,608
18,979,372
Electrical Equipment 2.9%
Eaton Corp. plc 87,020 12,437,768
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 25,070 4,813,691
17,251,459
Electronic Equipment, Instruments & Components 1.8%
Corning, Inc. 169,139 7,477,635
Dolby Laboratories, Inc., Class
A 33,941 3,443,993
10,921,628
Equity Real Estate Investment Trusts (REITs) 0.8%
Weyerhaeuser Co. 119,077 4,616,615
Food Products 1.3%
Mondelez International, Inc.,
Class A 123,198 7,491,670
Health Care Equipment & Supplies 6.3%
Abbott Laboratories 28,647 3,439,932
Becton Dickinson and Co. 26,466 6,585,006
Danaher Corp. 21,859 5,550,874
Medtronic plc 127,567 16,701,072
Zimmer Biomet Holdings, Inc. 29,145 5,163,328
37,440,212
Health Care Providers & Services 3.4%
Anthem, Inc. 13,803 5,236,720
CVS Health Corp. 87,715 6,701,426
HCA Healthcare, Inc. 20,364 4,094,386
McKesson Corp. 21,524 4,037,041
20,069,573
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.* 104,272 6,387,703
Household Durables 0.5%
Lennar Corp., Class A 26,245 2,718,982
Independent Power and Renewable Electricity Producers
2.5%
AES Corp. (The) 175,535 4,883,384
Clearway Energy, Inc., Class C 131,865 3,783,207
NextEra Energy Partners LP 84,673 6,312,372
14,978,963
Insurance 4.3%
Aon plc, Class A 22,854 5,746,410
Assurant, Inc. 76,972 11,976,843
Chubb Ltd. 45,040 7,728,414
25,451,667
Interactive Media & Services 3.3%
Alphabet, Inc., Class A* 8,367 19,691,734
Media 1.4%
Comcast Corp., Class A 142,354 7,993,177
Metals & Mining 2.7%
Freeport-McMoRan, Inc. 211,289 7,967,708
Newmont Corp. 125,236 7,815,979
15,783,687
Oil, Gas & Consumable Fuels 6.9%
Devon Energy Corp. 300,756 7,031,675
Exxon Mobil Corp. 176,001 10,074,297
Hess Corp. 114,854 8,557,772
Marathon Petroleum Corp. 222,439 12,378,730

Nationwide Mellon Disciplined Value Fund - April 30, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp. 37,983 2,809,223
40,851,697
Pharmaceuticals 1.1%
Eli Lilly & Co. 35,985 6,576,978
Road & Rail 1.7%
Union Pacific Corp. 45,066 10,008,708
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc. 77,741 10,317,008
NXP Semiconductors NV 14,703 2,830,475
QUALCOMM, Inc. 60,430 8,387,684
21,535,167
Textiles, Apparel & Luxury Goods 0.6%
VF Corp. 36,856 3,230,797
Tobacco 1.4%
Philip Morris International, Inc. 89,480 8,500,600
Wireless Telecommunication Services 1.2%
Vodafone Group plc, ADR-UK 364,085 6,899,411
Total Common Stocks
(cost $367,624,300) 521,312,090
Purchased Options 1.7%
Number of
Contracts
Call Options 1.7%
Index Funds: 1.7%
S&P 500 E-Mini Index
6/18/2021 at USD 3,500.00,
American Style
Notional Amount: USD
29,895,366
Exchange Traded
*
143 4,891,315
S&P 500 E-Mini Index
6/18/2021 at USD 4,130.00,
American Style
Notional Amount: USD
29,895,366
Exchange Traded
*
143 880,880
S&P 500 E-Mini Index
7/16/2021 at USD 3,650.00,
European Style
Notional Amount: USD
29,895,366
Exchange Traded 143 3,909,620
Put Option 0.0%
†
Future Interest Rate Options: 0.0%
†
U.S. Treasury 30 Year Bond
5/21/2021 at USD 155.00,
American Style
Notional Amount: USD
21,500,000
Exchange Traded
*
215 114,219
Total Purchased Options
(cost $8,010,289) 9,796,034
Short-Term Investment 0.8%
Shares Value ($)
U.S. Treasury Obligation 0.8%
U.S. Treasury Bills, 0.00%,
6/17/2021(a) 5,000,000 4,999,922
Total Short-Term Investment
(cost $4,999,987) 4,999,922
Total Investments
(cost $380,634,576) — 90.5% 536,108,046
Other assets in excess of liabilities — 9.5% 56,075,050
NET ASSETS — 100.0%
$ 592,183,096
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar

40 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 6/2021 USD 59,223,290 1,800,583
S&P 500 E-Mini Index 27 6/2021 USD 5,635,440 127,441
U.S. Treasury Long Bond 472 6/2021 USD 74,222,000 (1,492,141)
435,883
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Mellon Dynamic U.S. Core Fund - April 30, 2021 (Unaudited) - Statement of Investments - 41
Common Stocks 87.6%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 18,535 4,342,936
General Dynamics Corp. 7,820 1,487,599
Howmet Aerospace, Inc.* 13,086 418,228
Huntington Ingalls Industries,
Inc. 1,399 297,036
L3Harris Technologies, Inc. 6,933 1,450,592
Lockheed Martin Corp. 8,324 3,167,781
Northrop Grumman Corp. 5,231 1,854,076
Raytheon Technologies Corp. 51,326 4,272,376
Teledyne Technologies, Inc.* 1,274 570,433
Textron, Inc. 7,908 508,010
TransDigm Group, Inc.* 1,843 1,131,123
19,500,190
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,620 448,510
Expeditors International of
Washington, Inc. 5,843 641,912
FedEx Corp. 8,233 2,390,122
United Parcel Service, Inc.,
Class B 24,305 4,954,817
8,435,361
Airlines 0.3%
Alaska Air Group, Inc.* 4,330 299,376
American Airlines Group,
Inc.*(a) 21,725 471,867
Delta Air Lines, Inc.* 21,505 1,009,015
Southwest Airlines Co.* 19,914 1,250,201
United Airlines Holdings, Inc.* 10,890 592,416
3,622,875
Auto Components 0.1%
Aptiv plc* 9,104 1,309,975
BorgWarner, Inc. 8,178 397,287
1,707,262
Automobiles 1.6%
Ford Motor Co.* 131,842 1,521,457
General Motors Co.* 42,810 2,449,588
Tesla, Inc.* 25,955 18,413,515
22,384,560
Banks 3.9%
Bank of America Corp. 256,757 10,406,361
Citigroup, Inc. 70,520 5,023,845
Citizens Financial Group, Inc. 14,420 667,358
Comerica, Inc. 4,814 361,820
Fifth Third Bancorp 23,950 970,933
First Republic Bank 6,009 1,101,089
Huntington Bancshares, Inc. 34,179 523,622
JPMorgan Chase & Co. 103,142 15,864,271
KeyCorp 32,584 709,028
M&T Bank Corp. 4,433 699,040
People's United Financial, Inc. 14,681 266,167
PNC Financial Services
Group, Inc. (The) 14,316 2,676,376
Regions Financial Corp. 32,316 704,489
SVB Financial Group* 1,792 1,024,719
Truist Financial Corp. 45,488 2,697,893
US Bancorp 46,152 2,739,121
Wells Fargo & Co. 139,678 6,292,494
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,667 316,219
53,044,845
Beverages 1.3%
Brown-Forman Corp., Class B 6,307 481,098
Coca-Cola Co. (The) 131,055 7,074,349
Constellation Brands, Inc.,
Class A 5,733 1,377,754
Molson Coors Beverage Co.,
Class B* 6,607 363,055
Monster Beverage Corp.* 12,461 1,209,340
PepsiCo, Inc. 46,617 6,720,307
17,225,903
Biotechnology 1.5%
AbbVie, Inc. 59,668 6,652,982
Alexion Pharmaceuticals, Inc.* 7,411 1,250,087
Amgen, Inc. 19,512 4,675,856
Biogen, Inc.* 5,138 1,373,541
Gilead Sciences, Inc. 42,430 2,693,032
Incyte Corp.* 6,478 553,092
Regeneron Pharmaceuticals,
Inc.* 3,552 1,709,578
Vertex Pharmaceuticals, Inc.* 8,773 1,914,269
20,822,437
Building Products 0.4%
A O Smith Corp. 4,679 317,002
Allegion plc 3,132 420,878
Carrier Global Corp. 27,545 1,200,411
Fortune Brands Home &
Security, Inc. 4,788 502,644
Johnson Controls International
plc 24,295 1,514,550
Masco Corp. 8,880 567,255
Trane Technologies plc 8,041 1,397,767
5,920,507
Capital Markets 2.6%
Ameriprise Financial, Inc. 3,932 1,016,029
Bank of New York Mellon
Corp. (The) 26,093 1,301,519
BlackRock, Inc. 4,794 3,927,724
Cboe Global Markets, Inc. 3,733 389,613
Charles Schwab Corp. (The) 50,542 3,558,157
CME Group, Inc. 12,120 2,448,119
Franklin Resources, Inc. 9,247 277,410
Goldman Sachs Group, Inc.
(The) 11,622 4,049,686
Intercontinental Exchange, Inc. 18,959 2,231,664
Invesco Ltd. 13,015 351,405
MarketAxess Holdings, Inc. 1,311 640,371
Moody's Corp. 5,429 1,773,708
Morgan Stanley 50,690 4,184,459
MSCI, Inc. 2,784 1,352,384
Nasdaq, Inc. 3,968 640,991
Northern Trust Corp. 7,011 797,852
Raymond James Financial,
Inc. 4,245 555,161
S&P Global, Inc. 8,128 3,173,090
State Street Corp. 11,854 995,143

42 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,686 1,377,331
35,041,816
Chemicals 1.6%
Air Products & Chemicals, Inc. 7,469 2,154,657
Albemarle Corp. 3,986 670,326
Celanese Corp. 3,945 617,984
CF Industries Holdings, Inc. 7,391 359,424
Corteva , Inc. 25,083 1,223,047
Dow, Inc. 25,141 1,571,313
DuPont de Nemours, Inc. 18,158 1,400,163
Eastman Chemical Co. 4,681 540,141
Ecolab, Inc. 8,392 1,880,815
FMC Corp. 4,483 530,070
International Flavors &
Fragrances, Inc. 8,385 1,192,095
Linde plc 17,664 5,049,078
LyondellBasell Industries NV,
Class A 8,666 899,011
Mosaic Co. (The) 11,950 420,401
PPG Industries, Inc. 7,989 1,368,036
Sherwin-Williams Co. (The) 8,163 2,235,601
22,112,162
Commercial Services & Supplies 0.3%
Cintas Corp. 2,973 1,026,101
Copart , Inc.* 6,999 871,446
Republic Services, Inc. 7,082 752,817
Rollins, Inc. 7,644 284,968
Waste Management, Inc. 13,135 1,812,236
4,747,568
Communications Equipment 0.7%
Arista Networks, Inc.* 1,847 582,119
Cisco Systems, Inc. 142,663 7,262,973
F5 Networks, Inc.* 2,129 397,612
Juniper Networks, Inc. 11,485 291,604
Motorola Solutions, Inc. 5,696 1,072,557
9,606,865
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,795 463,389
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,096 740,139
Vulcan Materials Co. 4,461 795,129
1,535,268
Consumer Finance 0.6%
American Express Co. 22,036 3,379,220
Capital One Financial Corp. 15,500 2,310,740
Discover Financial Services 10,332 1,177,848
Synchrony Financial 18,278 799,480
7,667,288
Containers & Packaging 0.3%
Amcor plc 52,517 617,075
Avery Dennison Corp. 2,789 597,320
Ball Corp. 11,046 1,034,347
International Paper Co. 13,227 767,166
Packaging Corp. of America 3,275 483,554
Sealed Air Corp. 5,477 270,564
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 9,030 503,422
4,273,448
Distributors 0.1%
Genuine Parts Co. 4,985 622,975
LKQ Corp.* 9,728 454,395
Pool Corp. 1,375 580,965
1,658,335
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 64,448 17,719,978
Diversified Telecommunication Services 1.2%
AT&T, Inc. 240,997 7,569,716
Lumen Technologies, Inc. 34,317 440,287
Verizon Communications, Inc. 139,843 8,081,527
16,091,530
Electric Utilities 1.5%
Alliant Energy Corp. 8,630 484,747
American Electric Power Co.,
Inc. 16,749 1,485,804
Duke Energy Corp. 25,952 2,613,107
Edison International 12,766 758,939
Entergy Corp. 6,744 737,052
Evergy , Inc. 7,894 504,979
Eversource Energy 11,557 996,444
Exelon Corp. 32,930 1,479,874
FirstEnergy Corp. 18,266 692,647
NextEra Energy, Inc. 66,213 5,132,170
NRG Energy, Inc. 8,438 302,249
Pinnacle West Capital Corp. 3,895 329,712
PPL Corp. 25,880 753,884
Southern Co. (The) 35,666 2,360,019
Xcel Energy, Inc. 18,126 1,292,384
19,924,011
Electrical Equipment 0.5%
AMETEK, Inc. 7,768 1,048,136
Eaton Corp. plc 13,435 1,920,265
Emerson Electric Co. 20,249 1,832,332
Generac Holdings, Inc.* 1,950 631,702
Rockwell Automation, Inc. 3,914 1,034,314
6,466,749
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,204 1,360,537
CDW Corp. 4,746 846,354
Corning, Inc. 25,899 1,144,995
FLIR Systems, Inc. 4,531 271,724
IPG Photonics Corp.* 1,239 268,999
Keysight Technologies, Inc.* 6,267 904,642
TE Connectivity Ltd. 11,160 1,500,685
Trimble, Inc.* 8,570 702,740
Zebra Technologies Corp.,
Class A* 1,801 878,420
7,879,096
Energy Equipment & Services 0.2%
Baker Hughes Co. 24,972 501,438
Halliburton Co. 30,638 599,279
NOV, Inc.* 13,726 205,204

Nationwide Mellon Dynamic U.S. Core Fund - April 30, 2021 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,147 1,275,326
2,581,247
Entertainment 1.8%
Activision Blizzard, Inc. 26,156 2,385,166
Electronic Arts, Inc. 9,699 1,378,034
Live Nation Entertainment,
Inc.* 4,938 404,323
Netflix, Inc.* 14,966 7,684,592
Take-Two Interactive Software,
Inc.* 3,875 679,597
Walt Disney Co. (The)* 61,352 11,412,699
23,944,411
Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate
Equities, Inc. 4,358 789,234
American Tower Corp. 15,010 3,824,098
AvalonBay Communities, Inc. 4,699 902,208
Boston Properties, Inc. 4,894 535,159
Crown Castle International
Corp. 14,562 2,753,092
Digital Realty Trust, Inc. 9,480 1,462,859
Duke Realty Corp. 12,852 597,875
Equinix , Inc. 3,014 2,172,371
Equity Residential 11,544 856,911
Essex Property Trust, Inc. 2,185 634,786
Extra Space Storage, Inc. 4,465 663,901
Federal Realty Investment
Trust 2,413 272,283
Healthpeak Properties, Inc. 18,603 638,827
Host Hotels & Resorts, Inc.* 24,506 445,029
Iron Mountain, Inc. 9,997 401,080
Kimco Realty Corp. 15,014 315,294
Mid-America Apartment
Communities, Inc. 3,844 604,776
Prologis, Inc. 24,969 2,909,637
Public Storage 5,127 1,441,507
Realty Income Corp. 12,787 884,221
Regency Centers Corp. 5,453 347,138
SBA Communications Corp. 3,684 1,104,168
Simon Property Group, Inc. 11,077 1,348,514
UDR, Inc. 10,175 472,629
Ventas, Inc. 12,604 699,018
Vornado Realty Trust 5,419 247,919
Welltower , Inc. 14,064 1,055,222
Weyerhaeuser Co. 25,184 976,384
29,356,140
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 14,955 5,564,606
Kroger Co. (The) 25,650 937,251
Sysco Corp. 17,213 1,458,458
Walgreens Boots Alliance, Inc. 24,181 1,284,011
Walmart, Inc. 46,844 6,553,944
15,798,270
Food Products 0.8%
Archer-Daniels-Midland Co. 18,820 1,188,107
Campbell Soup Co. 6,998 334,154
Conagra Brands, Inc. 16,859 625,300
General Mills, Inc. 20,616 1,254,690
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,934 810,656
Hormel Foods Corp. 9,701 448,186
J M Smucker Co. (The) 3,796 497,238
Kellogg Co. 8,788 548,547
Kraft Heinz Co. (The) 21,833 901,485
Lamb Weston Holdings, Inc. 5,054 406,847
McCormick & Co., Inc.
(Non-Voting) 8,378 757,036
Mondelez International, Inc.,
Class A 47,682 2,899,542
Tyson Foods, Inc., Class A 9,919 768,227
11,440,015
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,401 455,900
Health Care Equipment & Supplies 3.2%
Abbott Laboratories 59,863 7,188,349
ABIOMED, Inc.* 1,567 502,584
Align Technology, Inc.* 2,429 1,446,542
Baxter International, Inc. 17,036 1,459,815
Becton Dickinson and Co. 9,809 2,440,577
Boston Scientific Corp.* 47,824 2,085,127
Cooper Cos., Inc. (The) 1,696 696,870
Danaher Corp. 21,414 5,437,871
Dentsply Sirona, Inc. 7,600 513,076
DexCom , Inc.* 3,242 1,251,736
Edwards Lifesciences Corp.* 21,073 2,012,893
Hologic , Inc.* 8,880 582,084
IDEXX Laboratories, Inc.* 2,881 1,581,640
Intuitive Surgical, Inc.* 3,975 3,438,375
Medtronic plc 45,546 5,962,882
ResMed , Inc. 4,901 921,241
STERIS plc 2,948 622,087
Stryker Corp. 11,051 2,902,324
Teleflex, Inc. 1,570 663,294
West Pharmaceutical
Services, Inc. 2,493 819,000
Zimmer Biomet Holdings, Inc. 7,006 1,241,183
43,769,550
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 5,081 613,785
Anthem, Inc. 8,271 3,137,935
Cardinal Health, Inc. 9,873 595,737
Centene Corp.* 19,610 1,210,721
Cigna Corp. 11,881 2,958,488
CVS Health Corp. 44,289 3,383,680
DaVita, Inc.* 2,502 291,558
HCA Healthcare, Inc. 8,946 1,798,683
Henry Schein, Inc.* 4,959 359,527
Humana, Inc. 4,349 1,936,349
Laboratory Corp. of America
Holdings* 3,287 873,915
McKesson Corp. 5,358 1,004,946
Quest Diagnostics, Inc. 4,606 607,439
UnitedHealth Group, Inc. 31,950 12,741,660
Universal Health Services,
Inc., Class B 2,700 400,707
31,915,130

44 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 10,308 773,615
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 1,384 3,413,055
Caesars Entertainment, Inc.* 6,460 632,046
Carnival Corp.* 26,890 751,844
Chipotle Mexican Grill, Inc.* 949 1,415,937
Darden Restaurants, Inc. 4,383 643,074
Domino's Pizza, Inc. 1,339 565,513
Expedia Group, Inc.* 4,732 833,920
Hilton Worldwide Holdings,
Inc.* 9,357 1,204,246
Las Vegas Sands Corp.* 11,049 676,862
Marriott International, Inc.,
Class A* 8,970 1,332,224
McDonald's Corp. 25,191 5,947,091
MGM Resorts International 14,178 577,328
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 381,511
Penn National Gaming, Inc.* 4,612 411,022
Royal Caribbean Cruises Ltd.* 7,420 645,169
Starbucks Corp. 39,771 4,553,382
Wynn Resorts Ltd.* 3,599 462,112
Yum! Brands, Inc. 10,113 1,208,706
25,655,042
Household Durables 0.4%
DR Horton, Inc. 11,151 1,096,032
Garmin Ltd. 5,154 707,335
Leggett & Platt, Inc. 4,625 229,724
Lennar Corp., Class A 9,247 957,989
Mohawk Industries, Inc.* 2,042 419,631
Newell Brands, Inc. 13,048 351,774
NVR, Inc.* 119 597,154
PulteGroup, Inc. 8,925 527,646
Whirlpool Corp. 2,161 510,968
5,398,253
Household Products 1.2%
Church & Dwight Co., Inc. 8,247 707,098
Clorox Co. (The) 4,235 772,887
Colgate-Palmolive Co. 28,645 2,311,651
Kimberly-Clark Corp. 11,402 1,520,115
Procter & Gamble Co. (The) 83,226 11,104,013
16,415,764
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,982 639,359
Industrial Conglomerates 1.1%
3M Co. 19,561 3,856,255
General Electric Co. 296,169 3,885,737
Honeywell International, Inc. 23,497 5,240,771
Roper Technologies, Inc. 3,540 1,580,398
14,563,161
Insurance 1.7%
Aflac, Inc. 21,584 1,159,708
Allstate Corp. (The) 10,210 1,294,628
American International Group,
Inc. 29,164 1,412,996
Aon plc, Class A 7,625 1,917,230
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 6,645 963,193
Assurant, Inc. 2,001 311,356
Chubb Ltd. 15,200 2,608,168
Cincinnati Financial Corp. 5,170 582,556
Everest Re Group Ltd. 1,381 382,468
Globe Life, Inc. 3,327 340,984
Hartford Financial Services
Group, Inc. (The) 12,037 793,960
Lincoln National Corp. 6,307 404,468
Loews Corp. 7,848 437,526
Marsh & McLennan Cos., Inc. 17,153 2,327,662
MetLife, Inc. 25,359 1,613,593
Principal Financial Group, Inc. 8,515 543,853
Progressive Corp. (The) 19,767 1,991,327
Prudential Financial, Inc. 13,385 1,343,319
Travelers Cos., Inc. (The) 8,505 1,315,383
Unum Group 7,037 198,866
W R Berkley Corp. 4,865 387,838
Willis Towers Watson plc 4,345 1,124,747
23,455,829
Interactive Media & Services 5.5%
Alphabet, Inc., Class A* 10,165 23,923,328
Alphabet, Inc., Class C* 9,743 23,481,799
Facebook, Inc., Class A* 81,311 26,432,580
Twitter, Inc.* 26,930 1,487,074
75,324,781
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.* 14,470 50,173,567
eBay, Inc. 21,798 1,216,111
Etsy, Inc.* 4,298 854,399
52,244,077
IT Services 4.6%
Accenture plc, Class A 21,430 6,214,057
Akamai Technologies, Inc.* 5,484 596,111
Automatic Data Processing,
Inc. 14,450 2,702,006
Broadridge Financial
Solutions, Inc. 3,893 617,547
Cognizant Technology
Solutions Corp., Class A 17,896 1,438,838
DXC Technology Co.* 8,792 289,345
Fidelity National Information
Services, Inc. 20,975 3,207,077
Fiserv, Inc.* 19,436 2,334,652
FleetCor Technologies, Inc.* 2,808 807,918
Gartner, Inc.* 2,980 583,722
Global Payments, Inc. 9,964 2,138,573
International Business
Machines Corp. 30,185 4,282,648
Jack Henry & Associates, Inc. 2,626 427,592
Mastercard , Inc., Class A 29,633 11,321,584
Paychex, Inc. 10,817 1,054,549
PayPal Holdings, Inc.* 39,581 10,381,700
VeriSign, Inc.* 3,434 751,256
Visa, Inc., Class A 57,326 13,389,061
Western Union Co. (The) 14,266 367,492
62,905,728

Nationwide Mellon Dynamic U.S. Core Fund - April 30, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,410 438,574
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 10,274 1,373,017
Bio-Rad Laboratories, Inc.,
Class A* 723 455,584
Illumina, Inc.* 4,924 1,934,344
IQVIA Holdings, Inc.* 6,449 1,513,516
Mettler -Toledo International,
Inc.* 788 1,034,896
PerkinElmer, Inc. 3,761 487,539
Thermo Fisher Scientific, Inc. 13,305 6,256,410
Waters Corp.* 2,090 626,728
13,682,034
Machinery 1.5%
Caterpillar, Inc. 18,420 4,201,786
Cummins, Inc. 4,991 1,257,932
Deere & Co. 10,588 3,926,560
Dover Corp. 4,831 720,737
Fortive Corp. 11,381 806,003
IDEX Corp. 2,550 571,710
Illinois Tool Works, Inc. 9,727 2,241,684
Ingersoll Rand, Inc.* 12,532 619,206
Otis Worldwide Corp. 13,733 1,069,389
PACCAR, Inc. 11,693 1,050,967
Parker-Hannifin Corp. 4,353 1,366,015
Pentair plc 5,742 370,416
Snap-on, Inc. 1,873 445,025
Stanley Black & Decker, Inc. 5,422 1,121,107
Westinghouse Air Brake
Technologies Corp. 5,960 489,137
Xylem, Inc. 6,065 671,092
20,928,766
Media 1.1%
Charter Communications, Inc.,
Class A* 4,776 3,216,397
Comcast Corp., Class A 154,480 8,674,052
Discovery, Inc., Class A* 5,558 209,314
Discovery, Inc., Class C* 10,005 323,262
DISH Network Corp., Class A* 8,631 386,583
Fox Corp., Class A 11,664 436,467
Fox Corp., Class B 5,345 194,451
Interpublic Group of Cos., Inc.
(The) 13,537 429,800
News Corp., Class A 13,567 355,388
News Corp., Class B 4,198 102,053
Omnicom Group, Inc. 7,428 611,027
ViacomCBS , Inc. 19,572 802,843
15,741,637
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 49,204 1,855,483
Newmont Corp. 27,000 1,685,070
Nucor Corp. 10,034 825,397
4,365,950
Multiline Retail 0.5%
Dollar General Corp. 8,266 1,775,123
Dollar Tree, Inc.* 7,922 910,238
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 16,916 3,506,010
6,191,371
Multi-Utilities 0.7%
Ameren Corp. 8,622 731,490
CenterPoint Energy, Inc. 18,826 461,049
CMS Energy Corp. 9,983 642,805
Consolidated Edison, Inc. 11,683 904,381
Dominion Energy, Inc. 27,192 2,172,641
DTE Energy Co. 6,526 913,771
NiSource, Inc. 13,242 344,557
Public Service Enterprise
Group, Inc. 17,019 1,074,920
Sempra Energy 10,204 1,403,764
WEC Energy Group, Inc. 10,628 1,032,723
9,682,101
Oil, Gas & Consumable Fuels 2.2%
APA Corp. 13,199 263,980
Cabot Oil & Gas Corp. 13,786 229,813
Chevron Corp. 65,094 6,709,239
ConocoPhillips 45,736 2,338,939
Devon Energy Corp. 19,896 465,168
Diamondback Energy, Inc. 6,090 497,736
EOG Resources, Inc. 19,683 1,449,456
Exxon Mobil Corp. 143,064 8,188,983
Hess Corp. 9,189 684,672
HollyFrontier Corp. 5,168 180,880
Kinder Morgan, Inc. 65,615 1,118,736
Marathon Oil Corp. 27,329 307,725
Marathon Petroleum Corp. 21,955 1,221,796
Occidental Petroleum Corp. 28,220 715,659
ONEOK, Inc. 14,976 783,844
Phillips 66 14,726 1,191,481
Pioneer Natural Resources
Co. 7,040 1,082,963
Valero Energy Corp. 13,766 1,018,133
Williams Cos., Inc. (The) 40,892 996,129
29,445,332
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,755 2,433,519
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 75,691 4,724,632
Catalent , Inc.* 5,815 654,013
Eli Lilly & Co. 26,876 4,912,127
Johnson & Johnson 88,849 14,458,398
Merck & Co., Inc. 85,500 6,369,750
Perrigo Co. plc 4,607 191,789
Pfizer, Inc. 188,473 7,284,482
Viatris , Inc.* 41,653 553,985
Zoetis, Inc. 16,042 2,775,747
41,924,923
Professional Services 0.4%
Equifax, Inc. 4,099 939,614
IHS Markit Ltd. 12,568 1,352,065
Jacobs Engineering Group,
Inc. 4,479 598,439
Leidos Holdings, Inc. 4,623 468,218
Nielsen Holdings plc 12,485 320,240

46 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,938 345,008
Verisk Analytics, Inc. 5,485 1,032,277
5,055,861
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,303 963,016
Road & Rail 0.9%
CSX Corp. 25,744 2,593,708
JB Hunt Transport Services,
Inc. 2,885 492,498
Kansas City Southern 3,058 893,578
Norfolk Southern Corp. 8,504 2,374,657
Old Dominion Freight Line, Inc. 3,228 832,211
Union Pacific Corp. 22,630 5,025,897
12,212,549
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.* 40,923 3,340,135
Analog Devices, Inc. 12,449 1,906,689
Applied Materials, Inc. 30,997 4,113,612
Broadcom, Inc. 13,794 6,292,823
Enphase Energy, Inc.* 4,407 613,675
Intel Corp. 137,308 7,899,329
KLA Corp. 5,198 1,639,189
Lam Research Corp. 4,825 2,993,671
Maxim Integrated Products,
Inc. 9,024 848,256
Microchip Technology, Inc. 9,080 1,364,633
Micron Technology, Inc.* 37,781 3,251,811
Monolithic Power Systems,
Inc. 1,462 528,338
NVIDIA Corp. 20,954 12,580,363
NXP Semiconductors NV 8,977 1,728,162
Qorvo , Inc.* 3,810 716,928
QUALCOMM, Inc. 38,380 5,327,144
Skyworks Solutions, Inc. 5,556 1,007,469
Teradyne, Inc. 5,711 714,332
Texas Instruments, Inc. 31,093 5,612,597
Xilinx, Inc. 8,281 1,059,637
63,538,793
Software 7.4%
Adobe, Inc.* 16,198 8,234,091
ANSYS, Inc.* 2,968 1,085,279
Autodesk, Inc.* 7,421 2,166,264
Cadence Design Systems,
Inc.* 9,405 1,239,297
Citrix Systems, Inc. 4,245 525,743
Fortinet, Inc.* 4,560 931,289
Intuit, Inc. 9,249 3,812,068
Microsoft Corp. 254,970 64,298,335
NortonLifeLock , Inc. 20,095 434,253
Oracle Corp. 62,656 4,748,698
Paycom Software, Inc.* 1,693 650,806
PTC, Inc.* 3,150 412,461
salesforce.com, Inc.* 31,010 7,142,223
ServiceNow , Inc.* 6,623 3,353,689
Synopsys, Inc.* 5,137 1,269,147
Tyler Technologies, Inc.* 1,404 596,503
100,900,146
Common Stocks
Shares Value ($)
Specialty Retail 2.0%
Advance Auto Parts, Inc. 2,267 453,763
AutoZone, Inc.* 748 1,095,162
Best Buy Co., Inc. 7,762 902,488
CarMax, Inc.* 5,470 728,823
Gap, Inc. (The) 7,109 235,308
Home Depot, Inc. (The) 36,386 11,777,056
L Brands, Inc.* 8,103 533,988
Lowe's Cos., Inc. 24,695 4,846,394
O'Reilly Automotive, Inc.* 2,367 1,308,667
Ross Stores, Inc. 12,008 1,572,327
TJX Cos., Inc. (The) 40,540 2,878,340
Tractor Supply Co. 3,913 737,992
Ulta Beauty, Inc.* 1,944 640,256
27,710,564
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. 533,485 70,131,938
Hewlett Packard Enterprise
Co. 44,471 712,425
HP, Inc. 42,237 1,440,704
NetApp, Inc. 7,479 558,606
Seagate Technology plc 6,746 626,299
Western Digital Corp.* 10,512 742,463
74,212,435
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 12,036 253,478
NIKE, Inc., Class B 42,960 5,697,355
PVH Corp.* 2,456 277,970
Ralph Lauren Corp.* 1,666 222,061
Tapestry, Inc.* 9,586 458,690
Under Armour , Inc., Class A* 6,617 160,859
Under Armour , Inc., Class C* 6,836 136,105
VF Corp. 10,817 948,219
8,154,737
Tobacco 0.6%
Altria Group, Inc. 62,772 2,997,363
Philip Morris International, Inc. 52,611 4,998,045
7,995,408
Trading Companies & Distributors 0.2%
Fastenal Co. 19,350 1,011,618
United Rentals, Inc.* 2,431 777,799
WW Grainger, Inc. 1,521 659,414
2,448,831
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,111 953,255
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,721 2,605,736
Total Common Stocks
(cost $749,014,335) 1,196,073,253

Nationwide Mellon Dynamic U.S. Core Fund - April 30, 2021 (Unaudited) - Statement of Investments - 47
Purchased Options 1.7%
Number of
Contracts Value ($)
Call Options 1.7%
Index Funds: 1.7%
S&P 500 E-Mini Index
6/18/2021 at USD 3,500.00,
American Style
Notional Amount: USD
69,198,363
Exchange Traded
*
331 11,321,855
S&P 500 E-Mini Index
6/18/2021 at USD 4,130.00,
American Style
Notional Amount: USD
69,198,364
Exchange Traded
*
331 2,038,960
S&P 500 E-Mini Index
7/16/2021 at USD 3,650.00,
European Style
Notional Amount: USD
69,198,364
Exchange Traded 331 9,049,540
Put Option 0.0%
†
Future Interest Rate Options: 0.0%
†
U.S. Treasury 30 Year Bond
5/21/2021 at USD 155.00,
American Style
Notional Amount: USD
49,700,000
Exchange Traded
*
497 264,031
Total Purchased Options
(cost $18,534,431) 22,674,386
Short-Term Investments 5.0%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 844,101 844,101
(cost $844,101)
U.S. Treasury Obligation 4.9%
U.S. Treasury Bills, 0.01%,
6/17/2021 68,155,000 68,153,935
(cost $68,153,828)
Total Short-Term Investment
(cost $68,997,929) 68,998,036
Total Investments
(cost $836,546,695) — 94.3% 1,287,745,675
Other assets in excess of liabilities — 5.7% 77,175,223
NET ASSETS — 100.0%
$ 1,364,920,898
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $844,672, which was collateralized by cash
used to purchase a money market fund with a value of
$844,101.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $844,101.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

48 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 909 6/2021 USD 189,726,480 10,476,630
U.S. Treasury Long Bond 1,208 6/2021 USD 189,958,000 (3,844,369)
6,632,261
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Company Growth Fund - April 30, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks 98.3%
Shares Value ($)
Biotechnology 4.3%
Ironwood Pharmaceuticals,
Inc.* 600,760 6,632,390
Vericel Corp.* 98,999 6,179,518
12,811,908
Chemicals 0.5%
Balchem Corp. 12,488 1,588,349
Communications Equipment 0.5%
NetScout Systems, Inc.* 51,418 1,346,894
Electronic Equipment, Instruments & Components 4.7%
Cognex Corp. 160,987 13,864,200
Energy Equipment & Services 1.3%
DMC Global, Inc.*(a) 70,204 3,791,016
Health Care Equipment & Supplies 24.5%
ABIOMED, Inc.* 41,014 13,154,420
Cardiovascular Systems, Inc.* 209,381 8,442,242
Glaukos Corp.* 144,507 13,606,779
Inogen , Inc.* 134,990 8,826,996
iRhythm Technologies, Inc.* 47,295 3,682,389
Neogen Corp.* 133,895 12,855,259
OrthoPediatrics Corp.* 58,855 3,443,017
Quidel Corp.* 53,001 5,553,975
Tandem Diabetes Care, Inc.* 30,361 2,790,176
72,355,253
Health Care Technology 6.3%
NextGen Healthcare, Inc.* 79,781 1,460,790
Veeva Systems, Inc., Class A* 40,048 11,311,558
Vocera Communications, Inc.* 161,679 5,847,929
18,620,277
Life Sciences Tools & Services 4.6%
10X Genomics, Inc., Class A* 15,166 2,999,835
Bio- Techne Corp. 16,899 7,224,153
Repligen Corp.* 16,205 3,430,761
13,654,749
Machinery 4.1%
Helios Technologies, Inc. 78,765 5,693,134
Proto Labs, Inc.* 57,424 6,434,934
12,128,068
Software 47.5%
ACI Worldwide, Inc.* 15,309 578,374
Alarm.com Holdings, Inc.* 145,779 13,085,123
Alteryx , Inc., Class A*(a) 38,838 3,175,006
Common Stocks
Shares Value ($)
Software
American Software, Inc., Class
A 29,295 606,114
Anaplan, Inc.* 180,291 10,754,358
ANSYS, Inc.* 34,982 12,791,518
Appfolio , Inc., Class A* 74,417 10,762,931
Blackbaud , Inc.* 21,172 1,505,753
Datadog , Inc., Class A* 113,958 9,774,178
Guidewire Software, Inc.* 73,755 7,781,890
Manhattan Associates, Inc.* 99,874 13,706,708
Paycom Software, Inc.* 30,076 11,561,515
PROS Holdings, Inc.* 205,156 8,817,605
Q2 Holdings, Inc.* 118,231 12,298,389
Smartsheet , Inc., Class A* 208,075 12,338,847
Tyler Technologies, Inc.* 25,989 11,041,686
140,579,995
Total Common Stocks
(cost $149,719,358) 290,740,709
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 31,496 31,496
Total Short-Term Investment
(cost $31,496) 31,496
Total Investments
(cost $149,750,854) — 98.3% 290,772,205
Other assets in excess of liabilities — 1.7% 5,139,371
NET ASSETS — 100.0%
$ 295,911,576
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $143,160, which was collateralized by cash
used to purchase a money market fund with a total value of
$31,496 and by $127,288 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $158,784.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $31,496.
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Com mon Stocks 88.8%
Shares Value ($)
Aerospace & Defense 1.3%
Vectrus , Inc.* 53,200 2,785,020
Auto Components 2.3%
Dorman Products, Inc.* 48,200 4,780,476
Building Products 1.9%
American Woodmark Corp.* 39,300 3,908,778
Capital Markets 8.7%
Focus Financial Partners, Inc.,
Class A* 225,000 10,588,500
Virtus Investment Partners,
Inc. 28,700 7,848,302
18,436,802
Chemicals 4.2%
Chase Corp. 18,500 2,191,140
Element Solutions, Inc. 305,700 6,688,716
8,879,856
Commercial Services & Supplies 12.0%
BrightView Holdings, Inc.* 109,954 1,971,475
Healthcare Services Group,
Inc. 171,800 5,145,410
SP Plus Corp.* 146,200 5,019,046
UniFirst Corp. 39,300 8,810,667
US Ecology, Inc.*(a) 106,200 4,509,252
25,455,850
Construction & Engineering 3.2%
EMCOR Group, Inc. 55,600 6,660,880
Electrical Equipment 2.9%
EnerSys 65,800 6,025,964
Electronic Equipment, Instruments & Components 4.4%
ePlus , Inc.* 93,100 9,343,516
Food & Staples Retailing 1.5%
Grocery Outlet Holding Corp.* 80,600 3,255,434
Health Care Providers & Services 3.0%
Addus HomeCare Corp.* 59,300 6,273,940
Hotels, Restaurants & Leisure 3.3%
Wyndham Hotels & Resorts,
Inc. 94,900 6,938,139
Common Stocks
Shares Value ($)
Insurance 4.1%
Enstar Group Ltd.* 34,100 8,565,238
IT Services 4.4%
Cass Information Systems,
Inc. 65,400 3,001,206
Verra Mobility Corp.* 475,300 6,388,032
9,389,238
Machinery 3.7%
Crane Co. 83,700 7,872,822
Media 1.6%
Hemisphere Media Group,
Inc.* 278,000 3,397,160
Personal Products 3.4%
Inter Parfums , Inc. 97,900 7,205,440
Real Estate Management & Development 5.3%
Jones Lang LaSalle, Inc.* 59,600 11,199,436
Road & Rail 3.0%
Landstar System, Inc. 36,800 6,339,904
Semiconductors & Semiconductor Equipment 4.0%
CMC Materials, Inc. 46,200 8,474,466
Software 2.7%
Manhattan Associates, Inc.* 41,900 5,750,356
Specialty Retail 4.1%
America's Car-Mart, Inc.* 57,300 8,642,559
Trading Companies & Distributors 3.8%
Beacon Roofing Supply, Inc.* 141,700 7,981,961
Total Investments
(cost $139,937,643) — 88.8% 187,563,235
Other assets in excess of liabilities — 11.2% 23,766,703
NET ASSETS — 100.0%
$ 211,329,938
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $49,763, which was collateralized by $56,761 in the
form of U.S Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 - 2/15/2049.
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Assets:
Investment securities, at value
*
$ 111,946,907 $ 104,636,433
Cash 3,030,315 1,335,888
Interest and dividends receivable 103,498 21,053
Security lending income receivable 7 825
Receivable for investments sold 676,182 526,894
Receivable for capital shares issued 63,073 268,101
Unrealized appreciation on forward foreign currency contracts (Note
2) 13,060 —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 42,384 49,803
Total Assets 115,875,426 106,838,997
Liabilities:
Payable for investments purchased 784,850 1,418,107
Payable for capital shares redeemed 60,440 —
Unrealized depreciation on forward foreign currency contracts (Note
2) 12,799 —
Payable upon return of securities loaned (Note 2) 76,500 1,752,736
Accrued expenses and other payables:
Investment advisory fees 66,648 62,130
Fund administration fees 52,021 52,880
Distribution fees 1,297 238
Administrative servicing fees 22,540 335
Accounting and transfer agent fees 1,820 2,553
Trustee fees 205 164
Custodian fees 6,575 575
Compliance program costs (Note 3) 11 —
Professional fees 10,622 16,871
Printing fees 9,913 10,361
Other 5,332 4,320
Total Liabilities 1,111,573 3,321,270
Net Assets $ 114,763,853 $ 103,517,727
* Includes value of securities on loan (Note 2) 74,496 1,841,824
Cost of investment securities 89,519,359 72,584,815
Represented by:
Capital $ 90,916,118 $ 72,193,739
Total distributable earnings (loss) 23,847,735 31,323,988
Net Assets $ 114,763,853 $ 103,517,727

Equity Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Bailard
Technology & Science
Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
$ 186,935,011 $ 26,105,454 $ 1,268,009,522 $ 470,849,397
1,108,917 293,173 10,024,471 3,993,455
59,278 15,013 330,580 24,300
1,155 — 1,378 5
289,062 — 7,167,413 943,190
172,946 866 178,094 315,478
— — — —
— 16,499 — —
51,639 29,454 56,211 36,617
188,618,008 26,460,459 1,285,767,669 476,162,442
613,172 — 7,391,739 937,641
11,751 22 221,871 403,708
— — — —
1,305,462 — 10,832,558 106,500
115,472 11,770 498,319 242,224
54,688 49,837 89,890 59,853
3,058 5,333 40,989 39,931
2,301 11,139 185,894 75,009
2,708 2,943 66,062 8,522
330 54 2,617 930
698 1,222 8,675 6,882
25 2 170 151
14,789 18,284 23,008 18,988
13,384 18,697 97,886 228,895
3,891 5,322 9,893 17,428
2,141,729 124,625 19,469,571 2,146,662
$ 186,476,279 $ 26,335,834 $ 1,266,298,098 $ 474,015,780
1,308,659 — 10,930,704 99,395
60,322,947 18,711,502 826,659,306 201,022,719
$ 38,355,159 $ 18,319,995 $ 732,191,585 $ 111,224,561
148,121,120 8,015,839 534,106,513 362,791,219
$ 186,476,279 $ 26,335,834 $ 1,266,298,098 $ 474,015,780

54 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Net Assets:
Class A Shares $ 3,729,546 $ 441,855
Class C Shares 671,461 184,392
Class M Shares — 102,713,540
Class R Shares — —
Class R6 Shares 8,379,679 20,171
Institutional Service Class Shares 101,983,167 157,769
Total $ 114,763,853 $ 103,517,727
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 252,757 27,648
Class C Shares 50,195 12,810
Class M Shares — 6,397,013
Class R Shares — —
Class R6 Shares 552,017 1,258
Institutional Service Class Shares 6,851,544 9,808
Total 7,706,513 6,448,537
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 14.76(a) $ 15.98(a)
Class C Shares $ 13.38(b) $ 14.39(b)
Class M Shares $ — $ 16.06
Class R Shares $ — $ —
Class R6 Shares $ 15.18 $ 16.03
Institutional Service Class Shares $ 14.88 $ 16.09
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 15.66 $ 16.95
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 55
Nationwide Bailard
Technology & Science
Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
$ 7,806,598 $ 21,101,019 $ 199,058,015 $ 120,321,822
1,746,623 1,301,637 732,402 18,790,661
168,841,725 — — —
— — 17,611 —
4,413,882 920,121 28,617,304 107,799,239
3,667,451 3,013,057 1,037,872,766 227,104,058
$ 186,476,279 $ 26,335,834 $ 1,266,298,098 $ 474,015,780
252,950 2,367,226 6,384,075 4,641,553
67,427 164,687 26,239 1,125,432
5,078,044 — — —
— — 584 —
133,198 102,855 940,363 3,806,251
110,816 335,173 34,107,796 8,175,819
5,642,435 2,969,941 41,459,057 17,749,055
$ 30.86(a) $ 8.91(a) $ 31.18(a) $ 25.92(a)
$ 25.90(b) $ 7.90(b) $ 27.91(b) $ 16.70(b)
$ 33.25 $ — $ — $ —
$ — $ — $ 30.16 $ —
$ 33.14 $ 8.95 $ 30.43 $ 28.32
$ 33.09 $ 8.99 $ 30.43 $ 27.78
$ 32.74 $ 9.45 $ 33.08 $ 27.50
5.75% 5.75% 5.75% 5.75%

56 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Assets:
Investment securities, at value
*
$ 69,056,291 $ 378,839,028
Cash 737,584 4,092,554
Dividends receivable 70,945 61,020
Security lending income receivable — —
Receivable for investments sold 1,738,155 —
Receivable for capital shares issued 6,901 180,330
Receivable for reimbursement from investment adviser (Note 3) 22 10,852
Prepaid offering costs 46,049 —
Prepaid expenses 78,340 23,312
Total Assets 71,734,287 383,207,096
Liabilities:
Payable for investments purchased 1,448,790 —
Payable for capital shares redeemed 10,041 32,473
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 25,726 249,810
Fund administration fees 15,247 57,550
Distribution fees 13 1,450
Administrative servicing fees 21 31,258
Accounting and transfer agent fees 511 1,094
Trustee fees 86 942
Custodian fees 147 5,883
Compliance program costs (Note 3) 6 107
Professional fees 10,344 19,424
Printing fees 3,600 7,932
Other 1,419 10,487
Total Liabilities 1,515,951 418,410
Net Assets $ 70,218,336 $ 382,788,686
* Includes value of securities on loan (Note 2) — —
Cost of investment securities 63,632,448 210,966,237
Represented by:
Capital $ 65,016,640 $ 191,949,965
Total distributable earnings (loss) 5,201,696 190,838,721
Net Assets $ 70,218,336 $ 382,788,686

Equity Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 57
Nationwide Mellon
Disciplined Value Fund
Nationwide Mellon
Dynamic U.S. Core Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 536,108,046 $ 1,287,745,675 $ 290,772,205 $ 187,563,235
56,899,277 79,281,864 7,086,943 22,033,513
377,533 852,289 359 25,341
— 93 28 4
2,122,694 — — 1,678,757
27,001 491,632 2,416 250,247
48,591 44,188 — 14,231
— — — —
50,785 74,328 25,275 41,394
595,633,927 1,368,490,069 297,887,226 211,606,722
2,393,243 — 1,397,457 —
68,395 247,076 102,228 39,205
526,700 1,242,551 — —
— 844,101 31,496 —
286,085 497,940 207,826 128,282
62,324 94,157 53,461 53,483
47,659 20,238 1,512 7,269
313 495,895 118,399 18,732
21,093 71,377 2,663 1,487
1,047 2,661 727 35
909 1,667 14,058 6
247 153 48 1
37,623 22,864 14,321 16,740
678 25,013 26,101 5,676
4,515 3,478 5,353 5,868
3,450,831 3,569,171 1,975,650 276,784
$ 592,183,096 $ 1,364,920,898 $ 295,911,576 $ 211,329,938
— 844,672 143,160 49,763
380,634,576 836,546,695 149,750,854 139,937,643
$ 390,282,796 $ 872,342,676 $ 148,039,057 $ 168,449,188
201,900,300 492,578,222 147,872,519 42,880,750
$ 592,183,096 $ 1,364,920,898 $ 295,911,576 $ 211,329,938

58 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Net Assets:
Class A Shares $ 78,292 $ 7,105,388
Class C Shares — —
Class K Shares — —
Class R Shares — —
Class R6 Shares 70,129,300 173,731,028
Eagle Class Shares 5,373 197,352,207
Institutional Service Class Shares 5,371 4,600,063
Total $ 70,218,336 $ 382,788,686
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 7,295 398,489
Class C Shares — —
Class K Shares — —
Class R Shares — —
Class R6 Shares 6,526,677 9,618,057
Eagle Class Shares 500 10,937,770
Institutional Service Class Shares 500 255,206
Total 6,534,972 21,209,522
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.73(a) $ 17.83(a)
Class C Shares $ — $ —
Class K Shares $ — $ —
Class R Shares $ — $ —
Class R6 Shares $ 10.75 $ 18.06
Eagle Class Shares $ 10.75 $ 18.04
Institutional Service Class Shares $ 10.74 $ 18.02
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11.38 $ 18.92
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide Mellon
Disciplined Value Fund
Nationwide Mellon
Dynamic U.S. Core Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 87,927 $ 60,103,233 $ 7,094,286 $ 17,415,129
— 9,800,539 — 4,616,580
591,848,131 — — —
— 947,254 — —
6,158 239,397,450 — 117,936,504
183,199 927,659,476 — —
57,681 127,012,946 288,817,290 71,361,725
$ 592,183,096 $ 1,364,920,898 $ 295,911,576 $ 211,329,938
2,256 4,870,098 293,825 602,501
— 1,314,880 — 187,955
15,179,316 — — —
— 80,327 — —
158 17,784,389 — 3,842,846
4,700 68,287,298 — —
1,480 9,357,638 11,743,652 2,343,796
15,187,910 101,694,630 12,037,477 6,977,098
$ 38.97(a) $ 12.34(a) $ 24.14(a) $ 28.90(a)
$ — $ 7.45(b) $ — $ 24.56(b)
$ 38.99 $ — $ — $ —
$ — $ 11.79 $ — $ —
$ 38.98 $ 13.46 $ — $ 30.69
$ 38.98 $ 13.58 $ — $ —
$ 38.97 $ 13.57 $ 24.59 $ 30.45
$ 41.35 $ 13.09 $ 25.61 $ 30.66
5.75% 5.75% 5.75% 5.75%

60 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,437,358 $ 819,856
Interest income 15,981 252
Income from securities lending (Note 2) 160 6,307
Foreign tax withholding (2,670) (2,391)
Total Income 1,450,829 824,024
EXPENSES:
Investment advisory fees 363,224 328,159
Fund administration fees 53,315 53,332
Distribution fees Class A 3,896 411
Distribution fees Class C 3,276 843
Distribution fees Class R — —
Administrative servicing fees Class A 1,091 103
Administrative servicing fees Class C 328 42
Administrative servicing fees Class R — —
Administrative servicing fees Institutional Service Class 107,282 42
Registration and filing fees 27,583 30,033
Professional fees 18,095 15,093
Printing fees 6,256 5,321
Trustee fees 1,442 1,288
Custodian fees 3,662 1,126
Accounting and transfer agent fees 4,436 6,048
Compliance program costs (Note 3) 162 149
Other 3,309 2,997
Total expenses before fees waived expenses reimbursed 597,357 444,987
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (3,139) —
Net Expenses 594,218 444,987
NET INVESTMENT INCOME/(LOSS) 856,611 379,037
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 13,950,385 9,968,303
Settlement of forward foreign currency contracts (Note 2) (33,550) —
Foreign currency transactions (Note 2) (7,122) —
Net realized gains (losses) 13,909,713 9,968,303
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 25,262,321 28,926,527
Forward foreign currency contracts (Note 2) 261 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 357 —
Net change in unrealized appreciation/depreciation 25,262,939 28,926,527
Net realized/unrealized gains (losses) 39,172,652 38,894,830
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 40,029,263 $ 39,273,867
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 61
Nationwide Bailard
Technology &
Science Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 542,417 $ 191,272 $ 7,676,960 $ 985,060
382 269 1,849 2,541
11,069 9 4,113 40
(23,361) — (119,454) —
530,507 191,550 7,563,468 987,641
673,099 65,314 3,143,274 1,723,115
63,811 45,697 191,379 98,874
8,538 23,760 230,761 139,227
8,271 5,725 3,683 95,823
— — 39 —
1,366 10,455 36,922 47,184
248 458 208 8,624
— — 5 —
1,457 2,732 340,905 191,923
31,562 26,601 33,424 31,296
19,137 14,500 34,483 25,013
4,456 8,722 43,815 79,313
2,750 358 18,152 7,881
2,760 82 20,263 9,011
7,878 7,246 176,745 20,069
310 41 2,054 878
3,994 2,114 15,190 9,691
829,637 213,805 4,291,302 2,487,922
— — (267,006) —
— (99,104) — —
829,637 114,701 4,024,296 2,487,922
(299,130) 76,849 3,539,172 (1,500,281)
21,998,676 1,034,014 99,755,483 98,660,582
— — — —
— — — —
21,998,676 1,034,014 99,755,483 98,660,582
23,616,93 0 5,886,438 188,642,597 43,777,303
— — — —
— — — —
23,616,93 0 5,886,438 188,642,597 43,777,303
45,615,60 6 6,920,452 288,398,080 142,437,885
$ 45,316,47 6 $ 6,997,301 $ 291,937,252 $ 140,937,604

62 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG
US Quality Equity
Fund(a)
Nationwide Loomis
All Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 97,819 $ 1,697,334
Interest income — 2,282
Income from securities lending (Note 2) — —
Foreign tax withholding — (256,624)
Total Income 97,819 1,442,992
EXPENSES:
Investment advisory fees 38,692 1,590,954
Fund administration fees 15,859 87,571
Distribution fees Class A 17 8,501
Distribution fees Class C — —
Distribution fees Class K — —
Distribution fees Class R — —
Administrative servicing fees Class A 17 8,252
Administrative servicing fees Class C — —
Administrative servicing fees Class R — —
Administrative servicing fees Eagle Class 1 92,248
Administrative servicing fees Institutional Service Class 2 216
Registration and filing fees 19,641 26,516
Professional fees 10,416 20,629
Printing fees 4,236 7,392
Trustee fees 154 6,255
Custodian fees 160 7,945
Offering costs^ 14,040 —
Accounting and transfer agent fees 521 2,739
Compliance program costs (Note 3) 69 710
Other 1,436 8,681
Total expenses before expenses reimbursed 105,261 1,868,609
Expenses reimbursed by adviser (Note 3) (62,968) (63,173)
Total Expenses 42,293 1,805,436
NET INVESTMENT INCOME/(LOSS) 55,526 (362,444)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (275,106) 24,974,356
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) (275,106) 24,974,356
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 5,423,843 50,516,981
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 5,423,843 50,516,981
Net realized/unrealized gains (losses) 5,148,737 75,491,337
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,204,263 $ 75,128,893
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.
(a) For the period from January 26, 2021 (commencement of operations) through April 30, 2021.

Equity Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 63
Nationwide Mellon
Disciplined Value
Fund
Nationwide Mellon
Dynamic U.S. Core
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 5,295,438 $ 8,955,835 $ 402,688 $ 437,580
18,513 54,641 3,216 7,241
121 12,144 294 95
(4,207) — — —
5,309,865 9,022,620 406,198 444,916
1,586,315 2,817,869 1,311,029 614,787
102,931 200,648 75,781 60,687
61 69,865 9,640 18,949
— 42,205 — 21,226
264,206 — — —
— 2,053 — —
22 16,767 6,170 8,338
— 2,532 — 2,547
— 534 — —
29 239,036 — —
27 63,715 380,547 31,891
45,422 47,247 17,927 26,607
28,969 35,024 20,972 17,527
34,450 43,498 15,168 12,454
7,868 18,778 4,852 2,380
7,017 16,880 8,659 1,243
— — — —
121,726 213,953 3,594 6,615
908 2,157 559 305
7,106 10,321 4,622 2,873
2,207,057 3,843,082 1,859,520 828,429
(190,425) (260,833) — (87,415)
2,016,632 3,582,249 1,859,520 741,014
3,293,233 5,440,371 (1,453,322) (296,098)
46,941,705 16,317,313 15,093,139 4,234,038
2,134,093 8,624,229 — —
49,075,798 24,941,542 15,093,139 4,234,038
129,930,865 262,059,143 32,814,275 46,911,166
435,883 14,276,407 — —
130,366,748 276,335,550 32,814,275 46,911,166
179,442,546 301,277,092 47,907,414 51,145,204
$ 182,735,779 $ 306,717,463 $ 46,454,092 $ 50,849,106

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide American Century Small Cap Income Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 856,611 $ 702,767
Net realized gains (losses) 13,909,713 (12,878,588)
Net change in unrealized appreciation/depreciation 25,262,939 (1,806,958)
Change in net assets resulting from operations 40,029,263 (13,982,779)
Distributions to Shareholders From:
Distributable earnings:
Class A (20,195) (186,683)
Class C (2,703) (81,768)
Class M — —
Class R6 (53,118) (346,392)
Institutional Service Class (589,584) (6,386,703)
Change in net assets from shareholder distributions (665,600) (7,001,546)
Change in net assets from capital transactions 3,688,709 (28,095,269)
Change in net assets 43,052,372 (49,079,594)
Net Assets:
Beginning of period 71,711,481 120,791,075
End of period $ 114,763,853 $ 71,711,481
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 342,881 $ 448,962
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 18,519 174,981
Cost of shares redeemed (208,521) (754,263)
Total Class A Shares 152,879 (130,320)
Class C Shares
Proceeds from shares issued 2,600 22,847
Dividends reinvested 2,680 76,452
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (182,708) (614,997)
Total Class C Shares (177,428) (515,698)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 8,000,881 1,265,308
Dividends reinvested 53,061 346,324
Cost of shares redeemed (5,915,526) (2,841,263)
Total Class R6 Shares 2,138,416 (1,229,631)
Institutional Service Class Shares
Proceeds from shares issued 16,098,974 21,881,285
Dividends reinvested 589,409 6,385,169
Cost of shares redeemed (15,113,541) (54,486,074)
Total Institutional Service Class Shares 1,574,842 (26,219,620)
Change in net assets from capital transactions $ 3,688,709 $ (28,095,269)

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 379,037 $ 622,072 $ (299,130) $ (252,284)
9,968,303 (5,562,473) 21,998,676 20,083,795
28,926,527 (1,394,095) 23,616,930 27,100,077
39,273,867 (6,334,496) 45,316,476 46,931,588
(1,715) (2,362) (747,616) (365,574)
(838) (625) (210,495) (94,810)
(545,687) (520,031) (18,038,879) (9,092,814)
(88) (94) (475,637) (237,964)
(777) (1,490) (369,802) (161,241)
(549,105) (524,602) (19,842,429) (9,952,403)
970,757 8,624,680 534,665 (8,924,569)
39,695,519 1,765,582 26,008,712 28,054,616
63,822,208 62,056,626 160,467,567 132,412,951
$ 103,517,727 $ 63,822,208 $ 186,476,279 $ 160,467,567
$ 90,353 $ 8,052 $ 2,106,545 $ 1,318,019
— — — 25,877
1,572 2,247 713,135 354,006
(15,695) (181,442) (697,795) (2,652,892)
76,230 (171,143) 2,121,885 (954,990)
311 431 92,344 413,095
782 583 204,632 91,349
— — — (25,877)
(19,276) (30) (85,024) (506,339)
(18,183) 984 211,952 (27,772)
6,619,445 28,821,963 4,966,869 3,371,865
451,049 408,980 14,399,031 7,262,395
(6,167,149) (20,360,243) (21,581,070) (18,528,659)
903,345 8,870,700 (2,215,170) (7,894,399)
3,500 10,262 1,155,165 1,532,739
88 94 475,637 237,964
— (10,192) (1,593,145) (1,903,673)
3,588 164 37,657 (132,970)
5,000 158,207 252,226 383,179
777 1,490 369,802 161,241
— (235,722) (243,687) (458,858)
5,777 (76,025) 378,341 85,562
$ 970,757 $ 8,624,680 $ 534,665 $ (8,924,569)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide American Century Small Cap Income Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 25,988 48,021
Issued in class conversion (Note 1) — —
Reinvested 1,507 15,243
Redeemed (15,924) (80,757)
Total Class A Shares 11,571 (17,493)
Class C Shares
Issued 224 2,367
Reinvested 249 7,253
Redeemed in class conversion (Note 1) — —
Redeemed (15,916) (66,930)
Total Class C Shares (15,443) (57,310)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 649,084 150,184
Reinvested 4,184 29,449
Redeemed (471,781) (296,255)
Total Class R6 Shares 181,487 (116,622)
Institutional Service Class Shares
Issued 1,236,959 2,809,604
Reinvested 47,601 551,021
Redeemed (1,179,109) (6,146,802)
Total Institutional Service Class Shares 105,451 (2,786,177)
Total change in shares 283,066 (2,977,602)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
5,951 856 69,316 56,470
— — — 930
126 191 25,057 16,778
(1,055) (19,279) (23,245) (122,759)
5,022 (18,232) 71,128 (48,581)
23 47 3,822 22,104
69 54 8,544 5,003
— — — (1,080)
(1,456) (3) (3,391) (25,995)
(1,364) 98 8,975 32
468,877 3,152,959 153,208 131,959
36,021 36,374 470,096 323,348
(442,007) (2,305,668) (685,175) (776,009)
62,891 883,665 (61,871) (320,702)
227 1,058 36,493 61,878
7 8 15,579 10,628
— (1,049) (49,516) (73,392)
234 17 2,556 (886)
366 14,275 7,915 16,367
62 127 12,125 7,198
— (24,573) (7,866) (18,574)
428 (10,171) 12,174 4,991
67,211 855,377 32,962 (365,146)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 76,849 $ 180,190
Net realized gains 1,034,014 711,756
Net change in unrealized appreciation/depreciation 5,886,438 (1,326,167)
Change in net assets resulting from operations 6,997,301 (434,221)
Distributions to Shareholders From:
Distributable earnings:
Class A (51,592) (132,342)
Class C (1,362) (2,318)
Class R — —
Class R6 (3,764) (8,576)
Institutional Service Class (9,601) (26,137)
Change in net assets from shareholder distributions (66,319) (169,373)
Change in net assets from capital transactions (605,448) (2,702,738)
Change in net assets 6,325,534 (3,306,332)
Net Assets:
Beginning of period 20,010,300 23,316,632
End of period $ 26,335,834 $ 20,010,300
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 567,059 $ 490,771
Proceeds from shares issued from class conversion (Note 1) 2,742 53,426
Dividends reinvested 51,172 131,152
Cost of shares redeemed (1,101,049) (2,281,713)
Total Class A Shares (480,076) (1,606,364)
Class C Shares
Proceeds from shares issued 121,760 137,062
Dividends reinvested 1,328 2,303
Cost of shares redeemed in class conversion (Note 1) (2,742) (53,426)
Cost of shares redeemed (73,229) (405,286)
Total Class C Shares 47,117 (319,347)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 48,617 44,233
Dividends reinvested 3,764 8,576
Cost of shares redeemed (93,551) (118,959)
Total Class R6 Shares (41,170) (66,150)
Institutional Service Class Shares
Proceeds from shares issued 120,401 235,870
Dividends reinvested 9,601 26,091
Cost of shares redeemed (261,321) (972,838)
Total Institutional Service Class Shares (131,319) (710,877)
Change in net assets from capital transactions $ (605,448) $ (2,702,738)

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 3,539,172 $ 8,739,583 $ (1,500,281) $ (2,322,562)
99,755,483 23,933,613 98,660,582 27,346,248
188,642,597 100,926,913 43,777,303 53,389,923
291,937,252 133,600,109 140,937,604 78,413,609
(4,749,003) (4,230,521) (6,604,612) (16,932,725)
(19,721) (35,547) (1,795,454) (5,380,946)
(395) (197) — —
(646,101) (191,289) (5,820,560) (20,188,651)
(26,720,903) (26,020,992) (14,318,054) (49,136,235)
(32,136,123) (30,478,546) (28,538,680) (91,638,557)
(79,016,669) (38,080,033) (159,471,577) (41,414,198)
180,784,460 65,041,530 (47,072,653) (54,639,146)
1,085,513,638 1,020,472,108 521,088,433 575,727,579
$ 1,266,298,098 $ 1,085,513,638 $ 474,015,780 $ 521,088,433
$ 2,392,195 $ 9,017,473 $ 4,071,873 $ 8,855,774
25,081 149,524 21,792 140,211
4,683,121 4,175,774 6,474,188 16,640,543
(13,657,729) (16,566,563) (10,232,659) (29,592,575)
(6,557,332) (3,223,792) 335,194 (3,956,047)
9,225 25,079 266,272 1,115,562
19,168 25,573 1,768,449 5,195,118
(25,081) (149,524) (21,792) (140,211)
(336,040) (612,014) (4,330,467) (10,466,701)
(332,728) (710,886) (2,317,538) (4,296,232)
2,750 4,210 — —
395 197 — —
(1,666) — — —
1,479 4,407 — —
38,697,874 25,270,328 6,664,646 25,017,028
646,101 191,289 5,708,501 18,607,454
(40,188,828) (2,685,633) (21,166,456) (80,248,734)
(844,853) 22,775,984 (8,793,309) (36,624,252)
10,371,908 47,834,418 19,072,429 61,519,106
25,624,812 25,001,152 13,710,825 47,521,684
(107,279,955) (129,761,316) (181,479,178) (105,578,457)
(71,283,235) (56,925,746) (148,695,924) 3,462,333
$ (79,016,669) $ (38,080,033) $ (159,471,577) $ (41,414,198)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 70,617 74,182
Issued in class conversion (Note 1) 335 8,250
Reinvested 6,695 19,560
Redeemed (137,580) (356,856)
Total Class A Shares (59,933) (254,864)
Class C Shares
Issued 17,113 26,398
Reinvested 196 371
Redeemed in class conversion (Note 1) (378) (9,280)
Redeemed (10,285) (68,858)
Total Class C Shares 6,646 (51,369)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 6,177 7,239
Reinvested 482 1,285
Redeemed (11,033) (17,767)
Total Class R6 Shares (4,374) (9,243)
Institutional Service Class Shares
Issued 14,672 39,788
Reinvested 1,234 3,874
Redeemed (32,455) (147,588)
Total Institutional Service Class Shares (16,549) (103,926)
Total change in shares (74,210) (419,402)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
83,942 388,429 170,007 449,717
869 6,398 926 7,254
168,569 178,950 277,267 872,603
(478,419) (712,427) (428,106) (1,515,908)
(225,039) (138,650) 20,094 (186,334)
361 1,227 17,269 85,749
772 1,212 117,271 405,552
(970) (7,103) (1,407) (10,805)
(13,618) (27,446) (277,931) (791,405)
(13,455) (32,110) (144,798) (310,909)
98 185 — —
15 9 — —
(60) — — —
53 194 — —
1,408,422 1,072,799 251,163 1,273,305
23,792 8,423 224,039 901,961
(1,460,872) (112,461) (801,560) (3,691,014)
(28,658) 968,761 (326,358) (1,515,748)
368,596 2,247,923 743,259 2,981,503
944,222 1,097,695 548,433 2,340,970
(3,865,812) (5,662,276) (7,142,807) (5,171,096)
(2,552,994) (2,316,658) (5,851,115) 151,377
(2,820,093) (1,518,463) (6,302,177) (1,861,614)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity
Fund
Period Ended
April 30, 2021(a) (Unaudited)
OPERATIONS:
Net investment income/(loss) $ 55,526
Net realized gains (losses) (275,106)
Net change in unrealized appreciation/depreciation 5,423,843
Change in net assets resulting from operations 5,204,263
Distributions to Shareholders From:
Distributable earnings:
Class A —
Class K —
Class R6 (2,566)
Eagle Class (1)
Institutional Service Class —
Change in net assets from shareholder distributions (2,567)
Change in net assets from capital transactions 65,016,640
Change in net assets 70,218,336
Net Assets:
Beginning of period —
End of period $ 70,218,336
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 75,220
Dividends reinvested —
Cost of shares redeemed —
Total Class A Shares 75,220
Class K Shares
Proceeds from shares issued —
Dividends reinvested —
Cost of shares redeemed —
Total Class K Shares —
Class R6 Shares
Proceeds from shares issued 66,612,549
Dividends reinvested 2,566
Cost of shares redeemed (1,683,696)
Total Class R6 Shares 64,931,419
Eagle Class Shares
Proceeds from shares issued 5,000
Dividends reinvested 1
Cost of shares redeemed —
Total Eagle Class Shares 5,001
Institutional Service Class Shares
Proceeds from shares issued 5,000
Dividends reinvested —
Cost of shares redeemed —
Total Institutional Service Class Shares 5,000
Change in net assets from capital transactions $ 65,016,640

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Loomis All Cap Growth Fund Nationwide Mellon Disciplined Value Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ (362,444) $ (365,589) $ 3,293,233 $ 8,342,926
24,974,356 9,738,536 49,075,798 14,791,401
50,516,981 75,545,352 130,366,748 (70,737,370)
75,128,893 84,918,299 182,735,779 (47,603,043)
(177,667) (76,412) (879) (110)(b)
— — (21,876,431) (53,671,521) (c)
(5,160,017) (2,705,218) (221) (54)(b)
(4,464,483) (2,112,440) (6,532) (1,322)(b)
(108,992) (183,862) (2,749) (886)(b)
(9,911,159) (5,077,932) (21,886,812) (53,673,893)
(64,294,997) (31,673,231) (8,008,320) (38,274,002)
922,737 48,167,136 152,840,647 (139,550,938)
381,865,949 333,698,813 439,342,449 578,893,387
$ 382,788,686 $ 381,865,949 $ 592,183,096 $ 439,342,449
$ 591,314 $ 1,942,353 $ 74,292 $ 25,487(b)
177,486 76,412 879 110(b)
(1,210,589) (2,054,783) (18,030) (5,300)(b)
(441,789) (36,018) 57,141 20,297(b)
— — 1,604,864 3,166,924 (c)
— — 21,014,302 50,765,952 (c)
— — (30,674,114) (92,447,199) (c)
— — (8,054,948) (38,514,323) (c)
26,133,714 22,928,938 — 4,975(b)
5,160,017 2,705,218 221 54(b)
(77,581,113) (55,617,525) — —(b)
(46,287,382) (29,983,369) 221 5,029(b)
10,411,972 43,731,074 — 141,954(b)
4,464,483 2,112,440 6,532 1,322(b)
(32,368,144) (35,195,010) (15) (3,714)(b)
(17,491,689) 10,648,504 6,517 139,562(b)
149,587 2,040,194 — 114,547(b)
108,992 183,862 2,749 886(b)
(332,716) (14,526,404) (20,000) (40,000)(b)
(74,137) (12,302,348) (17,251) 75,433(b)
$ (64,294,997) $ (31,673,231) $ (8,008,320) $ (38,274,002)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity
Fund
Period Ended
April 30, 2021(a) (Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued 7,295
Reinvested —
Redeemed —
Total Class A Shares 7,295
Class K Shares
Issued —
Reinvested —
Redeemed —
Total Class K Shares —
Class R6 Shares
Issued 6,685,730
Reinvested 266
Redeemed (159,319)
Total Class R6 Shares 6,526,677
Eagle Class Shares
Issued 500
Reinvested —
Redeemed —
Total Eagle Class Shares 500
Institutional Service Class Shares
Issued 500
Reinvested —
Redeemed —
Total Institutional Service Class Shares 500
Total change in shares 6,534,972
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 26 , 2021 (commencement of operations) through April 30, 2021.
(b) For the period from December 17, 2019 (commencement of operations) through October 31, 2020.
(c) Effective December 14, 2019, Shares were renamed Class K Shares.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Loomis All Cap Growth Fund Nationwide Mellon Disciplined Value Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
35,593 146,850 2,104 803(b)
10,829 5,951 27 4(b)
(72,875) (153,495) (499) (183)(b)
(26,453) (694) 1,632 624(b)
— — 45,531 107,573 (c)
— — 652,342 1,574,480 (c)
— — (897,391) (2,975,278) (c)
— — (199,518) (1,293,225) (c)
1,575,659 1,805,219 — 149(b)
311,407 209,544 7 2(b)
(4,626,591) (4,279,311) — —(b)
(2,739,525) (2,264,548) 7 151(b)
616,629 3,340,170 — 4,576(b)
269,594 163,502 203 47(b)
(1,935,073) (2,629,487) — (126)(b)
(1,048,850) 874,185 203 4,497(b)
8,960 153,261 — 3,380(b)
6,590 14,253 85 32(b)
(19,756) (1,093,247) (513) (1,504)(b)
(4,206) (925,733) (428) 1,908(b)
(3,819,034) (2,316,790) (198,104) (1,286,045)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide Mellon Dynamic U.S. Core Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 5,440,371 $ 10,577,253
Net realized gains (losses) 24,941,542 31,932,801
Net change in unrealized appreciation/depreciation 276,335,550 29,830,510
Change in net assets resulting from operations 306,717,463 72,340,564
Distributions to Shareholders From:
Distributable earnings:
Class A (1,236,428) (3,668,814)
Class C (277,951) (667,395)
Class R (16,102) (8,585)
Class R6 (4,711,559) (14,708,016)
Eagle Class (17,712,753) (5,408,066)
Institutional Service Class (2,256,628) (3,127,509)
Change in net assets from shareholder distributions (26,211,421) (27,588,385)
Change in net assets from capital transactions (25,516,287) 797,552,303
Change in net assets 254,989,755 842,304,482
Net Assets:
Beginning of period 1,109,931,143 267,626,661
End of period $ 1,364,920,898 $ 1,109,931,143
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,342,325 $ 14,794,852
Proceeds from shares issued from class conversion (Note 1) 31,267 4,600
Dividends reinvested 1,193,271 3,561,853
Cost of shares redeemed (10,141,743) (11,212,315)
Total Class A Shares (3,574,880) 7,148,990
Class C Shares
Proceeds from shares issued 1,541,025 3,353,247
Dividends reinvested 276,650 616,384
Cost of shares redeemed in class conversion (Note 1) (31,267) (4,600)
Cost of shares redeemed (800,090) (2,051,250)
Total Class C Shares 986,318 1,913,781
Class R Shares
Proceeds from shares issued 156,391 576,344
Dividends reinvested 16,102 8,585
Cost of shares redeemed (41,211) (6,452)
Total Class R Shares 131,282 578,477
Class R6 Shares
Proceeds from shares issued 6,704,549 6,437,819
Dividends reinvested 4,595,353 14,379,098
Cost of shares redeemed (12,928,054) (18,526,732)
Total Class R6 Shares (1,628,152) 2,290,185
Eagle Class Shares
Proceeds from shares issued 2,588,541 3,497,108
Proceeds from shares issued from merger (Note 11) — 832,762,528
Dividends reinvested 17,082,171 5,147,805
Cost of shares redeemed (35,909,272) (121,404,989)
Total Eagle Class Shares (16,238,560) 720,002,452
Institutional Service Class Shares
Proceeds from shares issued 28,733,730 90,576,264
Dividends reinvested 2,253,668 3,125,998
Cost of shares redeemed (36,179,693) (28,083,844)
Total Institutional Service Class Shares (5,192,295) 65,618,418
Change in net assets from capital transactions $ (25,516,287) $ 797,552,303

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ (1,453,322) $ (2,951,177) $ (296,098) $ (174,224)
15,093,139 34,380,962 4,234,038 (7,886,665)
32,814,275 32,994,368 46,911,166 (1,976,100)
46,454,092 64,424,153 50,849,106 (10,036,989)
(858,715) (3,568,814) — (706,054)
— — — (276,125)
— — — —
— — — (97,895)
— — — —
(32,493,108) (24,574,933) — (1,850,826)
(33,351,823) (28,143,747) — (2,930,900)
3,610,011 (56,968,941) 46,506,090 59,335,729
16,712,280 (20,688,535) 97,355,196 46,367,840
279,199,296 299,887,831 113,974,742 67,606,902
$ 295,911,576 $ 279,199,296 $ 211,329,938 $ 113,974,742
$ 586,503 $ 5,365,950 $ 1,955,033 $ 1,929,663
— — — 120
780,078 3,515,791 — 661,518
(1,726,314) (37,660,577) (1,427,718) (3,184,853)
(359,733) (28,778,836) 527,315 (593,552)
— — 452,678 1,317,981
— — — 237,506
— — — (120)
— — (698,098) (2,012,429)
— — (245,420) (457,062)
— — — —
— — — —
— — — —
— — — —
— — 49,408,039 49,832,260
— — — 95,386
— — (5,287,800) (2,052,374)
— — 44,120,239 47,875,272
— — — —
— — — —
— — — —
— — — —
— — — —
25,159,484 13,792,694 11,447,005 34,312,661
32,458,021 24,559,148 — 1,705,298
(53,647,761) (66,541,947) (9,343,049) (23,506,888)
3,969,744 (28,190,105) 2,103,956 12,511,071
$ 3,610,011 $ (56,968,941) $ 46,506,090 $ 59,335,729

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Equity Funds
Nationwide Mellon Dynamic U.S. Core Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 471,354 1,536,391
Issued in class conversion (Note 1) 2,902 480
Reinvested 109,474 380,850
Redeemed (907,104) (1,192,264)
Total Class A Shares (323,374) 725,457
Class C Shares
Issued 222,378 570,103
Reinvested 41,917 106,683
Redeemed in class conversion (Note 1) (4,757) (774)
Redeemed (117,237) (345,485)
Total Class C Shares 142,301 330,527
Class R Shares
Issued 14,854 58,210
Reinvested 1,544 947
Redeemed (3,785) (671)
Total Class R Shares 12,613 58,486
Class R6 Shares
Issued 552,344 624,209
Reinvested 386,541 1,414,786
Redeemed (1,048,180) (1,797,893)
Total Class R6 Shares (109,295) 241,102
Eagle Class Shares
Issued 207,794 348,308
Issued in merger (Note 11) — 80,558,425
Reinvested 1,423,881 495,776
Redeemed (2,910,310) (11,837,088)
Total Eagle Class Shares (1,278,635) 69,565,421
Institutional Service Class Shares
Issued 2,308,440 8,986,858
Reinvested 188,031 303,824
Redeemed (2,931,243) (2,670,579)
Total Institutional Service Class Shares (434,772) 6,620,103
Total change in shares (1,991,162) 77,541,096
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 79
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
23,416 264,389 69,311 89,238
— — — 5
31,141 183,401 — 26,869
(69,021) (1,916,572) (53,769) (153,585)
(14,464) (1,468,782) 15,542 (37,473)
— — 20,165 67,532
— — — 11,235
— — — (6)
— — (31,506) (115,234)
— — (11,341) (36,473)
— — — —
— — — —
— — — —
— — — —
— — 1,708,139 2,326,555
— — — 3,666
— — (187,085) (94,753)
— — 1,521,054 2,235,468
— — — —
— — — —
— — — —
— — — —
— — — —
962,526 660,720 419,841 1,549,662
1,272,864 1,263,331 — 65,969
(2,113,731) (3,341,346) (335,202) (1,111,701)
121,659 (1,417,295) 84,639 503,930
107,195 (2,886,077) 1,609,894 2,665,452

80 - Statement of Cash Flows - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Long/
Short Equity Fund
INCREASE IN CASH 3876900
Cash flows provided by operating activities 5,683,070
Net decrease in net assets from operations $ (1,324,377)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities: 5683070
Purchase of investment securities (1,124,536)
Proceeds from disposition of investment securities 3,396,939
Covers of investment securities sold short (9,724,593)
Proceeds from investment securities sold short 13,206,793
Change in unrealized appreciation/depreciation in the value of investment securities 1,442,317
Change in unrealized appreciation/depreciation in the value of short positions in securities 376,335
Net realized loss from transactions in investment securities 114,564
Net realized gain from closed short positions in securities (655,294)
Decrease in reimbursement from investment adviser 863
Increase in interest and dividends receivable (10,298)
Increase in prepaid expenses (18,818)
Decrease in investment advisory fees payable (4,793)
Decrease in fund administration fees payable (57)
Decrease in administrative servicing fees payable (648)
Increase in accounting and transfer agent fees payable 142
Decrease in trustee fees payable (40)
Increase in custodian fees payable 333
Decrease in compliance program costs payable (4)
Decrease in professional fees payable (9,136)
Increase in printing fees payable 13,135
Increase in other payables 4,243
Net cash provided by operating activities 5,683,070
Cash flows used in financing activities (1806170)
Proceeds from shares issued 38,651
Cost of shares redeemed (1,844,821)
Net cash used in financing activities (1,806,170)
Net increase in cash 3,876,900
Cash and restricted cash:
Beginning of period 5,916,657
End of period $ 9,793,557
Reconciliation of cash and restricted cash at the end of the period to the Statements of Assets and
Liabilities:
Cash $ 1,542,291
Restricted cash:
Deposits with broker for short positions 8,251,266
$ 9,793,557
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $286,147

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide American
Century Small Cap Income
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.58 0.11 5.15 5.26 (0.08) — (0.08) $ 14.76 55.11% $ 3,729,546 1.31% 1.69% 1.31%
Year Ended October 31, 2020 $ 11.53 0.07 (1.26) (1.19) (0.08) (0.68) (0.76) $ 9.58 (11.36)% $ 2,310,366 1.41% 0.71% 1.44%
Year Ended October 31, 2019 $ 12.67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) $ 11.53 0.01% $ 2,981,836 1.33% 0.53% 1.33%
Year Ended October 31, 2018 $ 14.46 0.05 (0.48) (0.43) — (1.36) (1.36) $ 12.67 (3.51)% $ 5,463,787 1.32% 0.35% 1.32%
Year Ended October 31, 2017 $ 12.28 0.01 2.75 2.76 (0.02) (0.56) (0.58) $ 14.46 22.67% $ 7,485,527 1.38% 0.04% 1.38%
Year Ended October 31, 2016 $ 13.01 0.02 0.36 0.38 (0.03) (1.08) (1.11) $ 12.28 3.63% $ 7,814,616 1.44% 0.19% 1.44%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.69 0.05 4.68 4.73 (0.04) — (0.04) $ 13.38 54.59% $ 671,461 2.09% 0.94% 2.10%
Year Ended October 31, 2020 $ 10.55 (0.01) (1.15) (1.16) (0.02) (0.68) (0.70) $ 8.69 (12.13)% $ 570,665 2.19% (0.06)% 2.21%
Year Ended October 31, 2019 $ 11.71 (0.03) (0.17) (0.20) — (0.96) (0.96) $ 10.55 (0.80)% $ 1,296,587 2.12% (0.26)% 2.12%
Year Ended October 31, 2018 $ 13.56 (0.05) (0.44) (0.49) — (1.36) (1.36) $ 11.71 (4.25)% $ 2,270,887 2.09% (0.41)% 2.09%
Year Ended October 31, 2017 $ 11.61 (0.09) 2.60 2.51 — (0.56) (0.56) $ 13.56 21.80% $ 2,987,496 2.13% (0.71)% 2.13%
Year Ended October 31, 2016 $ 12.42 (0.07) 0.34 0.27 — (1.08) (1.08) $ 11.61 2.81% $ 2,509,825 2.20% (0.59)% 2.20%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 9.85 0.13 5.30 5.43 (0.10) — (0.10) $ 15.18 55.34% $ 8,379,679 0.99% 2.02% 0.99%
Year Ended October 31, 2020 $ 11.83 0.10 (1.28) (1.18) (0.12) (0.68) (0.80) $ 9.85 (11.06)% $ 3,650,085 1.09% 1.05% 1.11%
Year Ended October 31, 2019 $ 13.03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) $ 11.83 0.25% $ 5,764,194 1.02% 0.83% 1.02%
Year Ended October 31, 2018 $ 14.84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) $ 13.03 (3.18)% $ 7,488,444 0.98% 0.63% 0.98%
Year Ended October 31, 2017 $ 12.58 0.06 2.82 2.88 (0.06) (0.56) (0.62) $ 14.84 23.11% $ 4,903,712 1.03% 0.39% 1.03%
Year Ended October 31, 2016 $ 13.28 0.06 0.37 0.43 (0.05) (1.08) (1.13) $ 12.58 3.99% $ 4,883,788 1.09% 0.50% 1.09%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.66 0.11 5.20 5.31 (0.09) — (0.09) $ 14.88 55.12% $ 101,983,167 1.24% 1.76% 1.24%
Year Ended October 31, 2020 $ 11.62 0.08 (1.27) (1.19) (0.09) (0.68) (0.77) $ 9.66 (11.33)% $ 65,180,365 1.34% 0.80% 1.36%
Year Ended October 31, 2019 $ 12.78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) $ 11.62 0.06% $ 110,748,458 1.26% 0.59% 1.26%
Year Ended October 31, 2018 $ 14.58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) $ 12.78 (3.41)% $ 160,314,844 1.22% 0.44% 1.22%
Year Ended October 31, 2017 $ 12.37 0.02 2.78 2.80 (0.03) (0.56) (0.59) $ 14.58 22.83% $ 166,652,147 1.25% 0.16% 1.25%
Year Ended October 31, 2016 $ 13.10 0.03 0.36 0.39 (0.04) (1.08) (1.12) $ 12.37 3.66% $ 145,702,488 1.34% 0.25% 1.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been wai ved and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

82 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Fr wai
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bailard Cognitive
Value Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.97 0.04 6.05 6.09 (0.08) — (0.08) $ 15.98 61.26% $ 441,855 1.32% 0.51% 1.32%
Year Ended October 31, 2020 $ 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) $ 9.97 (10.52)% $ 225,475 1.44% 0.89% 1.51%
Year Ended October 31, 2019 $ 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) $ 11.20 1.92% $ 457,508 1.44% 0.42% 1.49%
Year Ended October 31, 2018 $ 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) $ 12.53 (8.35)% $ 444,873 1.35% 0.57% 1.35%
Year Ended October 31, 2017 $ 12.43 0.04 2.80 2.84 (0.06) — (0.06) $ 15.21 22.90% $ 752,352 1.32% 0.30% 1.32%
Year Ended October 31, 2016 $ 12.13 0.08 0.30 0.38 (0.08) — (0.08) $ 12.43 3.16%(g) $ 853,608 1.36% 0.67% 1.36%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.00 (0.01) 5.46 5.45 (0.06) — (0.06) $ 14.39 60.73% $ 184,392 2.06% (0.16)% 2.06%
Year Ended October 31, 2020 $ 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) $ 9.00 (11.14)% $ 127,566 2.12% 0.26% 2.20%
Year Ended October 31, 2019 $ 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) $ 10.17 1.18%(g) $ 143,192 2.14% (0.27)% 2.19%
Year Ended October 31, 2018 $ 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) $ 11.57 (9.06)%(g) $ 190,845 2.12% (0.23)% 2.12%
Year Ended October 31, 2017 $ 11.70 (0.06) 2.63 2.57 (0.03) — (0.03) $ 14.24 22.01% $ 276,274 2.09% (0.49)% 2.09%
Year Ended October 31, 2016 $ 11.51 — 0.26 0.26 (0.07) — (0.07) $ 11.70 2.27% $ 221,484 2.11% (0.02)% 2.13%
Class M Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.00 0.06 6.09 6.15 (0.09) — (0.09) $ 16.06 61.70% $ 102,713,540 1.01% 0.87% 1.01%
Year Ended October 31, 2020 $ 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) $ 10.00 (10.23)% $ 63,364,922 1.07% 1.32% 1.15%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.25% $ 61,224,712 1.07% 0.79% 1.12%
Year Ended October 31, 2018 $ 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) $ 12.54 (8.02)% $ 84,943,067 1.01% 0.88% 1.01%
Year Ended October 31, 2017 $ 12.42 0.09 2.80 2.89 (0.10) — (0.10) $ 15.21 23.29% $ 98,734,045 1.00% 0.62% 1.00%
Year Ended October 31, 2016 $ 12.12 0.12 0.29 0.41 (0.11) — (0.11) $ 12.42 3.47% $ 83,335,874 1.04% 1.00% 1.04%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9.99 0.06 6.07 6.13 (0.09) — (0.09) $ 16.03 61.56%(g) $ 20,171 1.01% 0.83% 1.01%
Year Ended October 31, 2020 $ 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) $ 9.99 (10.30)%(g) $ 10,234 1.07% 1.29% 1.15%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.26% $ 11,309 1.07% 0.78% 1.12%
Year Ended October 31, 2018 $ 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) $ 12.54 (7.95)% $ 11,059 1.01% 0.89% 1.01%
Year Ended October 31, 2017 $ 12.42 0.08 2.80 2.88 (0.10) — (0.10) $ 15.20 23.21% $ 14,652 0.99% 0.57% 0.99%
Year Ended October 31, 2016 $ 12.12 0.12 0.29 0.41 (0.11) — (0.11) $ 12.42 3.47% $ 11,885 1.03% 1.00% 1.03%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.02 0.05 6.10 6.15 (0.08) — (0.08) $ 16.09 61.64% $ 157,769 1.07% 0.79% 1.07%
Year Ended October 31, 2020 $ 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) $ 10.02 (10.38)% $ 94,011 1.24% 1.07% 1.31%
Year Ended October 31, 2019 $ 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) $ 11.25 2.07% $ 219,905 1.24% 0.62% 1.29%
Year Ended October 31, 2018 $ 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) $ 12.57 (8.08)% $ 173,133 1.16% 0.79% 1.16%
Year Ended October 31, 2017 $ 12.44 0.07 2.79 2.86 (0.08) — (0.08) $ 15.22 23.05% $ 763,517 1.12% 0.50% 1.12%
Year Ended October 31, 2016 $ 12.14 0.08 0.33 0.41 (0.11) — (0.11) $ 12.44 3.41% $ 968,623 1.14% 0.66% 1.14%

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

84 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bailard
Technology & Science Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 26.91 (0.09) 7.59 7.50 — (3.55) (3.55) $ 30.86 29.00% $ 7,806,598 1.19% (0.61)% 1.19%
Year Ended October 31, 2020 $ 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) $ 26.91 38.34% $ 4,893,728 1.23% (0.43)% 1.23%
Year Ended October 31, 2019 $ 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) $ 20.98 14.78% $ 4,834,975 1.27% (0.20)% 1.27%
Year Ended October 31, 2018 $ 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) $ 21.57 7.25% $ 3,856,959 1.26% (0.41)% 1.26%
Year Ended October 31, 2017 $ 17.26 (0.06) 6.29 6.23 (0.02) (1.25) (1.27) $ 22.22 38.67% $ 3,574,315 1.28% (0.31)% 1.28%
Year Ended October 31, 2016 $ 17.46 0.05 1.12 1.17 — (1.37) (1.37) $ 17.26 7.35% $ 2,720,410 1.31% 0.28% 1.31%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 23.15 (0.17) 6.47 6.30 — (3.55) (3.55) $ 25.90 28.48% $ 1,746,623 1.93% (1.34)% 1.93%
Year Ended October 31, 2020 $ 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) $ 23.15 37.31% $ 1,353,027 1.98% (1.20)% 1.98%
Year Ended October 31, 2019 $ 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) $ 18.39 13.91% $ 1,074,269 2.03% (0.96)% 2.03%
Year Ended October 31, 2018 $ 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) $ 19.44 6.46% $ 1,241,656 2.03% (1.19)% 2.03%
Year Ended October 31, 2017 $ 16.01 (0.19) 5.80 5.61 — (1.25) (1.25) $ 20.37 37.67% $ 1,599,961 2.04% (1.08)% 2.04%
Year Ended October 31, 2016 $ 16.42 (0.08) 1.04 0.96 — (1.37) (1.37) $ 16.01 6.47% $ 1,052,416 2.07% (0.52)% 2.09%
Class M Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.73 (0.05) 8.12 8.07 — (3.55) (3.55) $ 33.25 29.16% $ 168,841,725 0.90% (0.31)% 0.90%
Year Ended October 31, 2020 $ 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) $ 28.73 38.77% $ 147,656,112 0.93% (0.15)% 0.93%
Year Ended October 31, 2019 $ 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.25 15.12% $ 121,507,791 0.96% 0.11% 0.96%
Year Ended October 31, 2018 $ 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) $ 22.63 7.66% $ 123,213,676 0.93% (0.08)% 0.93%
Year Ended October 31, 2017 $ 17.89 — 6.55 6.55 (0.04) (1.25) (1.29) $ 23.15 39.12% $ 132,242,812 0.95% 0.02% 0.95%
Year Ended October 31, 2016 $ 18.07 0.10 1.16 1.26 (0.07) (1.37) (1.44) $ 17.89 7.67% $ 101,722,940 0.98% 0.58% 0.98%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 28.64 (0.05) 8.10 8.05 — (3.55) (3.55) $ 33.14 29.18% $ 4,413,882 0.90% (0.32)% 0.90%
Year Ended October 31, 2020 $ 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) $ 28.64 38.74% $ 3,741,695 0.93% (0.14)% 0.93%
Year Ended October 31, 2019 $ 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.19 15.16%(h) $ 2,918,634 0.96% 0.10% 0.96%
Year Ended October 31, 2018 $ 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) $ 22.57 7.63%(h) $ 4,292,208 0.93% (0.08)% 0.93%
Year Ended October 31, 2017 $ 17.86 — 6.53 6.53 (0.04) (1.25) (1.29) $ 23.10 39.07% $ 3,066,228 0.95% – 0.95%
Year Ended October 31, 2016 $ 18.04 0.06 1.21 1.27 (0.08) (1.37) (1.45) $ 17.86 7.69%(h) $ 1,246,501 0.98% 0.35% 0.98%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.62 (0.06) 8.08 8.02 — (3.55) (3.55) $ 33.09 29.09%(h) $ 3,667,451 0.99% (0.40)% 0.99%
Year Ended October 31, 2020 $ 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) $ 28.62 38.60% $ 2,823,005 1.05% (0.28)% 1.05%
Year Ended October 31, 2019 $ 22.58 — 2.66 2.66 — (3.06) (3.06) $ 22.18 14.99% $ 2,077,282 1.08% (0.01)% 1.08%
Year Ended October 31, 2018 $ 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) $ 22.58 7.58% $ 1,854,473 1.01% (0.16)% 1.01%
Year Ended October 31, 2017 $ 17.87 (0.02) 6.54 6.52 (0.03) (1.25) (1.28) $ 23.11 39.00% $ 1,867,995 1.06% (0.08)% 1.06%
Year Ended October 31, 2016 $ 18.03 0.08 1.17 1.25 (0.04) (1.37) (1.41) $ 17.87 7.60% $ 918,550 1.09% 0.48% 1.09%

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

86 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Diamond Hill
Large Cap Concentrated
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 6.60 0.03 2.30 2.33 (0.02) — (0.02) $ 8.91 35.38% $ 21,101,019 0.96% 0.65% 1.79%
Year Ended October 31, 2020 $ 6.77 0.06 (0.18) (0.12) (0.05) — (0.05) $ 6.60 (1.76)% $ 16,029,739 1.16% 0.86% 1.94%
Year Ended October 31, 2019 $ 13.59 0.06 0.10 0.16 (0.15) (6.83) (6.98) $ 6.77 12.24% $ 18,152,635 1.18% 0.90% 1.89%
Year Ended October 31, 2018 $ 14.36 0.11 0.58 0.69 (0.11) (1.35) (1.46) $ 13.59 4.77%(g) $ 26,081,368 1.16% 0.78% 1.40%
Year Ended October 31, 2017 $ 12.72 0.08 2.62 2.70 (0.07) (0.99) (1.06) $ 14.36 22.46% $ 28,077,156 1.20% 0.61% 1.27%
Year Ended October 31, 2016 $ 13.51 0.10 0.08 0.18 (0.09) (0.88) (0.97) $ 12.72 1.62% $ 24,245,435 1.22% 0.78% 1.28%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 5.87 — 2.04 2.04 (0.01) — (0.01) $ 7.90 34.75% $ 1,301,637 1.68% (0.08)% 2.51%
Year Ended October 31, 2020 $ 6.02 0.01 (0.15) (0.14) (0.01) — (0.01) $ 5.87 (2.30)% $ 927,299 1.89% 0.16% 2.67%
Year Ended October 31, 2019 $ 12.91 0.01 0.02 0.03 (0.09) (6.83) (6.92) $ 6.02 11.36% $ 1,261,064 1.90% 0.18% 2.62%
Year Ended October 31, 2018 $ 13.73 0.01 0.56 0.57 (0.04) (1.35) (1.39) $ 12.91 4.05%(g) $ 2,033,783 1.89% 0.04% 2.11%
Year Ended October 31, 2017 $ 12.24 — 2.51 2.51 (0.03) (0.99) (1.02) $ 13.73 21.63% $ 2,877,758 1.86% (0.03)% 1.96%
Year Ended October 31, 2016 $ 13.04 0.02 0.09 0.11 (0.03) (0.88) (0.91) $ 12.24 1.06% $ 3,222,103 1.82% 0.17% 1.97%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 6.63 0.04 2.32 2.36 (0.04) — (0.04) $ 8.95 35.60% $ 920,121 0.60% 1.01% 1.43%
Year Ended October 31, 2020 $ 6.79 0.08 (0.16) (0.08) (0.08) — (0.08) $ 6.63 (1.23)% $ 710,663 0.80% 1.22% 1.58%
Year Ended October 31, 2019 $ 13.62 0.10 0.08 0.18 (0.18) (6.83) (7.01) $ 6.79 12.58% $ 791,203 0.82% 1.33% 1.51%
Year Ended October 31, 2018 $ 14.40 0.15 0.59 0.74 (0.17) (1.35) (1.52) $ 13.62 5.12%(g) $ 2,249,467 0.82% 1.10% 0.98%
Year Ended October 31, 2017 $ 12.75 0.13 2.63 2.76 (0.12) (0.99) (1.11) $ 14.40 22.95% $ 38,148,500 0.82% 1.00% 0.90%
Year Ended October 31, 2016 $ 13.54 0.14 0.09 0.23 (0.14) (0.88) (1.02) $ 12.75 2.01% $ 41,887,204 0.82% 1.09% 0.92%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 6.66 0.03 2.33 2.36 (0.03) — (0.03) $ 8.99 35.47% $ 3,013,057 0.80% 0.81% 1.63%
Year Ended October 31, 2020 $ 6.83 0.07 (0.17) (0.10) (0.07) — (0.07) $ 6.66 (1.54)% $ 2,342,599 1.00% 1.04% 1.78%
Year Ended October 31, 2019 $ 13.64 0.07 0.11 0.18 (0.16) (6.83) (6.99) $ 6.83 12.46% $ 3,111,730 0.99% 1.06% 1.71%
Year Ended October 31, 2018 $ 14.41 0.14 0.58 0.72 (0.14) (1.35) (1.49) $ 13.64 4.96%(g) $ 3,552,641 0.97% 0.97% 1.20%
Year Ended October 31, 2017 $ 12.76 0.11 2.63 2.74 (0.10) (0.99) (1.09) $ 14.41 22.74% $ 4,264,406 0.97% 0.85% 1.03%
Year Ended October 31, 2016 $ 13.54 0.16 0.06 0.22 (0.12) (0.88) (1.00) $ 12.76 1.89% $ 4,145,469 0.94% 1.28% 0.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 25.02 0.06 6.84 6.90 (0.07) (0.67) (0.74) $ 31.18 27.96% $ 199,058,015 0.86% 0.40% 0.91%
Year Ended October 31, 2020 $ 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) $ 25.02 13.03% $ 165,332,152 0.88% 0.66% 0.92%
Year Ended October 31, 2019 $ 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) $ 22.73 13.91% $ 153,344,474 0.90% 0.78% 0.95%
Year Ended October 31, 2018 $ 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) $ 25.12 3.87% $ 148,186,807 0.95% 0.69% 1.00%
Year Ended October 31, 2017 $ 22.25 0.21 4.98 5.19 (0.26) (0.70) (0.96) $ 26.48 23.93% $ 156,138,195 0.96% 0.86% 1.00%
Year Ended October 31, 2016 $ 22.31 0.27 0.43 0.70 (0.22) (0.54) (0.76) $ 22.25 3.30% $ 136,414,821 0.96% 1.27% 1.04%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 22.48 (0.04) 6.14 6.10 — (0.67) (0.67) $ 27.91 27.49% $ 732,402 1.63% (0.34)% 1.67%
Year Ended October 31, 2020 $ 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) $ 22.48 12.15% $ 892,368 1.68% (0.12)% 1.72%
Year Ended October 31, 2019 $ 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) $ 20.54 12.99% $ 1,475,137 1.65% 0.07% 1.70%
Year Ended October 31, 2018 $ 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) $ 23.24 3.15% $ 3,042,181 1.66% (0.02)% 1.71%
Year Ended October 31, 2017 $ 20.81 0.03 4.64 4.67 (0.09) (0.70) (0.79) $ 24.69 22.99% $ 3,742,859 1.72% 0.11% 1.77%
Year Ended October 31, 2016 $ 20.93 0.10 0.40 0.50 (0.08) (0.54) (0.62) $ 20.81 2.49% $ 4,046,885 1.75% 0.49% 1.79%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 24.22 0.02 6.63 6.65 (0.04) (0.67) (0.71) $ 30.16 27.82%(g) $ 17,611 1.14% 0.11% 1.19%
Year Ended October 31, 2020 $ 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) $ 24.22 12.50% $ 12,860 1.33% 0.16% 1.38%
Year Ended October 31, 2019 $ 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) $ 22.05 13.30% $ 7,432 1.35% 0.45% 1.39%
Year Ended October 31, 2018 $ 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) $ 24.55 3.60%(g) $ 59,034 1.28% 0.35% 1.33%
Year Ended October 31, 2017 $ 21.80 0.10 4.86 4.96 (0.14) (0.70) (0.84) $ 25.92 23.33%(g) $ 60,273 1.39% 0.44% 1.44%
Year Ended October 31, 2016 $ 21.87 0.17 0.43 0.60 (0.13) (0.54) (0.67) $ 21.80 2.85% $ 68,698 1.42% 0.79% 1.46%
Class R6 Shares
Six Months Ended April 30,
2021 (Unaudited) $ 24.43 0.10 6.69 6.79 (0.12) (0.67) (0.79) $ 30.43 28.17% $ 28,617,304 0.57% 0.70% 0.62%
Year Ended October 31, 2020 $ 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) $ 24.43 13.36% $ 23,675,084 0.59% 0.89% 0.63%
Year Ended October 31, 2019 $ 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) $ 22.21 14.27% $ 5,774 0.58% 1.08% 0.65%
Period Ended October 31,
2018(h) $ 24.56 0.13 0.12 0.25 (0.14) — (0.14) $ 24.67 1.00% $ 5,057 0.58% 0.91% 0.65%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 24.43 0.09 6.69 6.78 (0.11) (0.67) (0.78) $ 30.43 28.12% $ 1,037,872,766 0.64% 0.63% 0.69%
Year Ended October 31, 2020 $ 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) $ 24.43 13.27% $ 895,601,174 0.66% 0.87% 0.71%
Year Ended October 31, 2019 $ 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) $ 22.21 14.13% $ 865,639,291 0.67% 1.02% 0.71%
Year Ended October 31, 2018 $ 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) $ 24.68 4.22% $ 855,031,698 0.67% 0.97% 0.71%
Year Ended October 31, 2017 $ 21.92 0.27 4.90 5.17 (0.32) (0.70) (1.02) $ 26.07 24.22% $ 867,378,946 0.71% 1.11% 0.76%
Year Ended October 31, 2016 $ 21.99 0.32 0.42 0.74 (0.27) (0.54) (0.81) $ 21.92 3.52% $ 822,749,912 0.74% 1.49% 0.78%

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

90 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Geneva Mid Cap
Growth Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 20.92 (0.09) 6.55 6.46 — (1.46) (1.46) $ 25.92 31.64% $ 120,321,822 1.14% (0.74)% 1.14%
Year Ended October 31, 2020 $ 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) $ 20.92 15.03% $ 96,664,898 1.19% (0.60)% 1.19%
Year Ended October 31, 2019 $ 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) $ 21.64 15.19% $ 104,022,586 1.18% (0.42)% 1.18%
Year Ended October 31, 2018 $ 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) $ 26.00 7.24% $ 112,505,848 1.14% (0.45)% 1.14%
Year Ended October 31, 2017 $ 23.72 (0.11) 5.41 5.30 — (2.04) (2.04) $ 26.98 23.77% $ 142,455,307 1.14% (0.45)% 1.14%
Year Ended October 31, 2016 $ 28.54 (0.14) (1.41) (1.55) — (3.27) (3.27) $ 23.72 (5.64)% $ 160,222,910 1.15% (0.55)% 1.15%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 13.96 (0.12) 4.32 4.20 — (1.46) (1.46) $ 16.70 31.20% $ 18,790,661 1.90% (1.50)% 1.90%
Year Ended October 31, 2020 $ 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) $ 13.96 14.20% $ 17,730,581 1.93% (1.33)% 1.93%
Year Ended October 31, 2019 $ 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) $ 15.68 14.34% $ 24,791,836 1.92% (1.16)% 1.92%
Year Ended October 31, 2018 $ 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) $ 20.93 6.40% $ 43,368,750 1.88% (1.19)% 1.88%
Year Ended October 31, 2017 $ 20.16 (0.25) 4.54 4.29 — (2.04) (2.04) $ 22.41 22.88% $ 51,063,324 1.89% (1.20)% 1.89%
Year Ended October 31, 2016 $ 24.92 (0.27) (1.22) (1.49) — (3.27) (3.27) $ 20.16 (6.30)% $ 55,956,882 1.88% (1.29)% 1.88%
Class R6 Shares(f)
Six Months Ended April 30,
2021 (Unaudited) $ 22.70 (0.05) 7.13 7.08 — (1.46) (1.46) $ 28.32 31.90% $ 107,799,239 0.81% (0.41)% 0.81%
Year Ended October 31, 2020 $ 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) $ 22.70 15.42% $ 93,818,882 0.84% (0.24)% 0.84%
Year Ended October 31, 2019 $ 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) $ 23.12 15.60% $ 130,569,546 0.82% (0.05)% 0.82%
Year Ended October 31, 2018 $ 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) $ 27.21 7.61% $ 112,697,592 0.78% (0.09)% 0.78%
Year Ended October 31, 2017 $ 24.48 (0.02) 5.60 5.58 — (2.04) (2.04) $ 28.02 24.21% $ 331,542,252 0.77% (0.08)% 0.77%
Year Ended October 31, 2016 $ 29.24 (0.04) (1.45) (1.49) — (3.27) (3.27) $ 24.48 (5.26)% $ 173,735,539 0.77% (0.15)% 0.77%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 22.31 (0.07) 7.00 6.93 — (1.46) (1.46) $ 27.78 31.79% $ 227,104,058 0.96% (0.56)% 0.96%
Year Ended October 31, 2020 $ 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) $ 22.31 15.31% $ 312,874,072 0.97% (0.38)% 0.97%
Year Ended October 31, 2019 $ 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) $ 22.80 15.49% $ 316,343,611 0.89% (0.13)% 0.89%
Year Ended October 31, 2018 $ 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) $ 26.95 7.44% $ 442,820,791 0.93% (0.24)% 0.93%
Year Ended October 31, 2017 $ 24.35 (0.06) 5.57 5.51 — (2.04) (2.04) $ 27.82 24.04% $ 500,783,318 0.93% (0.24)% 0.93%
Year Ended October 31, 2016 $ 29.14 (0.08) (1.44) (1.52) — (3.27) (3.27) $ 24.35 (5.40)% $ 593,862,140 0.92% (0.33)% 0.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide GQG US Quality
Equity Fund
Class A Shares
Period Ended April 30, 2021(g)
(Unaudited) $ 10.00 0.01 0.72 0.73 — — — $ 10.73 7.30% $ 78,292 1.00% 0.42% 1.69%
Class R6 Shares
Period Ended April 30, 2021(g)
(Unaudited) $ 10.00 0.02 0.73 0.75 — — — $ 10.75 7.53% $ 70,129,300 0.50% 0.65% 1.23%
Eagle Class Shares
Period Ended April 30, 2021(g)
(Unaudited) $ 10.00 0.02 0.73 0.75 — — — $ 10.75 7.52% $ 5,373 0.57% 0.68% 2.20%
Institutional Service Class Shares
Period Ended April 30, 2021(g)
(Unaudited) $ 10.00 0.01 0.73 0.74 — — — $ 10.74 7.40% $ 5,371 0.74% 0.51% 2.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from January 26 , 2021 (commencement of operations) through April 30, 2021. Total return is calculated based on inception date of January 25, 2021 through April 30, 2021.

92 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
dnote
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Loomis All Cap
Growth Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 15.11 (0.05) 3.20 3.15 — (0.43) (0.43) $ 17.83 21.08% $ 7,105,388 1.34% (0.63)% 1.37%
Year Ended October 31, 2020 $ 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) $ 15.11 26.11% $ 6,420,308 1.35% (0.54)% 1.38%
Year Ended October 31, 2019 $ 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) $ 12.13 14.48% $ 5,161,915 1.28% (0.21)% 1.32%
Year Ended October 31, 2018 $ 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) $ 11.45 4.81% $ 619,208 1.20% (0.10)% 1.41%
Period Ended October 31,
2017(g) $ 10.00 (0.02) 0.99 0.97 — — — $ 10.97 9.70% $ 191,324 1.29% (0.39)% 1.43%
Class R6 Shares
Six Months Ended April 30,
2021 (Unaudited) $ 15.26 (0.01) 3.24 3.23 — (0.43) (0.43) $ 18.06 21.40% $ 173,731,028 0.85% (0.12)% 0.88%
Year Ended October 31, 2020 $ 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) $ 15.26 26.76% $ 188,632,200 0.85% (0.04)% 0.89%
Year Ended October 31, 2019 $ 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) $ 12.20 14.93% $ 178,449,111 0.82% 0.27% 0.87%
Year Ended October 31, 2018 $ 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) $ 11.50 5.15% $ 173,295,558 0.85% 0.28% 1.03%
Period Ended October 31,
2017(g) $ 10.00 — 1.00 1.00 — — — $ 11.00 10.00% $ 200,310,013 0.85% 0.08% 0.98%
Eagle Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 15.26 (0.02) 3.23 3.21 — (0.43) (0.43) $ 18.04 21.27% $ 197,352,207 0.95% (0.24)% 0.98%
Year Ended October 31, 2020 $ 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) $ 15.26 26.62% $ 182,861,589 0.95% (0.16)% 0.99%
Year Ended October 31, 2019 $ 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) $ 12.21 15.00% $ 135,646,669 1.02% 0.07% 1.06%
Period Ended October 31,
2018(h) $ 11.76 (0.01) (0.27) (0.28) — — — $ 11.48 (2.38)% $ 256,407 0.94% (0.37)% 1.36%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 15.23 (0.01) 3.23 3.22 — (0.43) (0.43) $ 18.02 21.37% $ 4,600,063 0.86% (0.14)% 0.89%
Year Ended October 31, 2020 $ 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) $ 15.23 26.59%( i ) $ 3,951,852 0.91% – 0.94%
Year Ended October 31, 2019 $ 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) $ 12.19 15.00%( i ) $ 14,441,118 0.89% 0.16% 0.93%
Year Ended October 31, 2018 $ 10.98 0.01 0.54 0.55 — (0.05) (0.05) $ 11.48 5.00% $ 7,779,313 0.97% 0.12% 1.18%
Period Ended October 31,
2017(g) $ 10.00 (0.01) 0.99 0.98 — — — $ 10.98 9.80% $ 1,704,502 1.09% (0.19)% 1.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through
October 31, 2017.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
( i ) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Mellon
Disciplined Value Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.54 0.15 11.68 11.83 (0.17) (1.23) (1.40) $ 38.97 42.49% $ 87,927 1.00% 0.86% 1.07%
Period Ended October 31,
2020(g) $ 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) $ 28.54 (13.88)% $ 17,811 1.15% 1.36% 1.23%
Class K Shares( i )
Six Months Ended April 30,
2021 (Unaudited) $ 28.55 0.21 11.67 11.88 (0.21) (1.23) (1.44) $ 38.99 42.69% $ 591,848,131 0.76% 1.24% 0.83%
Year Ended October 31, 2020 $ 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) $ 28.55 (9.08)% $ 439,137,487 0.80% 1.77% 0.86%
Year Ended October 31, 2019 $ 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) $ 34.72 11.01% $ 578,893,387 1.00% 1.26% 1.01%
Year Ended October 31, 2018 $ 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) $ 37.42 8.34% $ 593,772,877 1.00% 0.95% 1.01%
Year Ended October 31, 2017 $ 32.68 0.37 6.30 6.67 (0.36) (0.70) (1.06) $ 38.29 20.84% $ 598,185,245 1.00% 1.02% 1.01%
Year Ended October 31, 2016 $ 35.74 0.37 0.60 0.97 (0.37) (3.66) (4.03) $ 32.68 3.15% $ 538,297 1.00% 1.15% 1.01%
Class R6 Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.55 0.23 11.66 11.89 (0.23) (1.23) (1.46) $ 38.98 42.73% $ 6,158 0.66% 1.33% 0.75%
Period Ended October 31,
2020(g) $ 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) $ 28.55 (13.51)% $ 4,311 0.66% 1.80% 0.74%
Eagle Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.55 0.22 11.66 11.88 (0.22) (1.23) (1.45) $ 38.98 42.72% $ 183,199 0.70% 1.30% 0.77%
Period Ended October 31,
2020(g) $ 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) $ 28.55 (13.59)% $ 128,381 0.76% 1.75% 0.85%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 28.54 0.21 11.66 11.87 (0.21) (1.23) (1.44) $ 38.97 42.65% $ 57,681 0.74% 1.25% 0.81%
Period Ended October 31,
2020(g) $ 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) $ 28.54 (13.69)% $ 54,459 0.91% 1.87% 0.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(h) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund’s reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
( i ) Effective December 14, 2019, Shares were renamed Class K Shares.

94 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Mellon Dynamic
U.S. Core Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.86 0.04 2.69 2.73 (0.04) (0.21) (0.25) $ 12.34 27.96%(f) $ 60,103,233 0.81% 0.63% 0.85%
Year Ended October 31, 2020 $ 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) $ 9.86 10.28%(f) $ 51,190,485 0.81% 0.90% 0.87%
Year Ended October 31, 2019 $ 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) $ 9.71 18.99% $ 43,376,574 0.90% 1.43% 1.10%
Year Ended October 31, 2018 $ 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) $ 12.36 9.68% $ 29,136,197 0.94% 0.34% 1.15%
Year Ended October 31, 2017 $ 10.34 0.02 2.64 2.66 (0.02) (0.52) (0.54) $ 12.46 26.88% $ 30,306,398 0.96% 0.17% 1.16%
Year Ended October 31, 2016 $ 11.07 0.04 (0.24) (0.20) (0.04) (0.49) (0.53) $ 10.34 (1.83)% $ 28,098,839 0.97% 0.35% 1.19%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 6.05 — 1.64 1.64 (0.03) (0.21) (0.24) $ 7.45 27.53% $ 9,800,539 1.56% (0.13)% 1.60%
Year Ended October 31, 2020 $ 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) $ 6.05 9.35% $ 7,096,258 1.56% 0.13% 1.63%
Year Ended October 31, 2019 $ 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) $ 6.27 18.12% $ 5,277,086 1.69% 0.65% 1.89%
Year Ended October 31, 2018 $ 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) $ 9.46 8.84% $ 4,314,906 1.76% (0.50)% 1.96%
Year Ended October 31, 2017 $ 8.35 (0.06) 2.10 2.04 (0.01) (0.52) (0.53) $ 9.86 25.68% $ 6,439,140 1.76% (0.62)% 1.96%
Year Ended October 31, 2016 $ 9.07 (0.04) (0.18) (0.22) (0.01) (0.49) (0.50) $ 8.35 (2.54)% $ 6,621,421 1.76% (0.45)% 1.98%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.43 0.02 2.58 2.60 (0.03) (0.21) (0.24) $ 11.79 27.87% $ 947,254 1.13% 0.29% 1.17%
Year Ended October 31, 2020 $ 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) $ 9.43 9.82% $ 638,880 1.13% 0.35% 1.21%
Year Ended October 31, 2019 $ 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) $ 9.34 18.58% $ 86,163 1.30% 1.04% 1.50%
Year Ended October 31, 2018 $ 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) $ 12.04 9.20% $ 69,504 1.35% (0.07)% 1.55%
Year Ended October 31, 2017 $ 10.17 (0.01) 2.57 2.56 (0.01) (0.52) (0.53) $ 12.20 26.32% $ 61,710 1.32% (0.13)% 1.52%
Year Ended October 31, 2016 $ 10.90 0.05 (0.22) (0.17) (0.07) (0.49) (0.56) $ 10.17 (1.61)% $ 135,566 0.79% 0.52% 1.01%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 10.73 0.06 2.93 2.99 (0.05) (0.21) (0.26) $ 13.46 28.20% $ 239,397,450 0.50% 0.94% 0.54%
Year Ended October 31, 2020 $ 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) $ 10.73 10.60% $ 191,988,967 0.50% 1.22% 0.56%
Year Ended October 31, 2019 $ 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) $ 10.50 19.38% $ 185,332,637 0.61% 1.70% 0.82%
Year Ended October 31, 2018 $ 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) $ 13.02 10.00% $ 172,430,086 0.65% 0.63% 0.85%
Year Ended October 31, 2017 $ 10.81 0.06 2.76 2.82 (0.05) (0.52) (0.57) $ 13.06 27.24% $ 169,882,882 0.65% 0.48% 0.85%
Year Ended October 31, 2016 $ 11.55 0.07 (0.24) (0.17) (0.08) (0.49) (0.57) $ 10.81 (1.52)% $ 144,091,314 0.65% 0.67% 0.87%
Eagle Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.83 0.05 2.96 3.01 (0.05) (0.21) (0.26) $ 13.58 28.09%(f) $ 927,659,476 0.56% 0.88% 0.60%
Year Ended October 31, 2020 $ 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) $ 10.83 10.40% $ 753,099,080 0.59% 1.04% 0.64%
Year Ended October 31, 2019 $ 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) $ 10.60 19.43%(f) $ 5,425 0.76% 1.56% 0.96%
Period Ended October 31,
2018(h) $ 14.39 0.01 (1.31) (1.30) — — — $ 13.09 (9.03)% $ 4,549 0.73% 0.72% 0.94%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.82 0.05 2.96 3.01 (0.05) (0.21) (0.26) $ 13.57 28.08%(f) $ 127,012,946 0.61% 0.83% 0.65%
Year Ended October 31, 2020 $ 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) $ 10.82 10.50%(f) $ 105,917,473 0.61% 1.01% 0.68%
Year Ended October 31, 2019 $ 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) $ 10.58 19.19% $ 33,548,776 0.72% 1.84% 0.91%
Year Ended October 31, 2018 $ 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) $ 13.09 9.88% $ 5,738,440 0.80% 0.49% 1.01%
Year Ended October 31, 2017 $ 10.86 0.03 2.78 2.81 (0.03) (0.52) (0.55) $ 13.12 26.98% $ 6,200,165 0.86% 0.29% 1.06%
Year Ended October 31, 2016 $ 11.59 0.05 (0.24) (0.19) (0.05) (0.49) (0.54) $ 10.86 (1.66)% $ 15,316,156 0.86% 0.46% 1.08%

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 95
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

96 - Financial Highlights - April 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Small Company
Growth Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 23.05 (0.14) 4.14 4.00 — (2.91) (2.91) $ 24.14 16.88% $ 7,094,286 1.35% (1.08)% 1.35%
Year Ended October 31, 2020 $ 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) $ 23.05 26.87% $ 7,104,612 1.35% (1.15)% 1.36%
Year Ended October 31, 2019 $ 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) $ 20.02 11.31% $ 35,574,303 1.32% (1.09)% 1.33%
Year Ended October 31, 2018 $ 17.52 (0.21) 2.28 2.07 — (0.56) (0.56) $ 19.03 12.16% $ 29,343,929 1.32% (1.07)% 1.32%
Year Ended October 31, 2017 $ 13.50 (0.14) 4.63 4.49 — (0.47) (0.47) $ 17.52 34.07% $ 21,321,775 1.31% (0.92)% 1.33%
Year Ended October 31, 2016 $ 13.26 (0.11) 0.67 0.56 — (0.32) (0.32) $ 13.50 4.31% $ 8,394,865 1.33% (0.87)% 1.36%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 23.41 (0.12) 4.21 4.09 — (2.91) (2.91) $ 24.59 17.01% $ 288,817,290 1.19% (0.93)% 1.19%
Year Ended October 31, 2020 $ 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) $ 23.41 27.10% $ 272,094,684 1.19% (1.06)% 1.20%
Year Ended October 31, 2019 $ 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) $ 20.27 11.40% $ 264,313,528 1.19% (0.95)% 1.19%
Year Ended October 31, 2018 $ 17.67 (0.18) 2.31 2.13 — (0.56) (0.56) $ 19.24 12.40% $ 266,605,031 1.19% (0.93)% 1.19%
Year Ended October 31, 2017 $ 13.60 (0.12) 4.66 4.54 — (0.47) (0.47) $ 17.67 34.19% $ 220,554,336 1.19% (0.74)% 1.20%
Year Ended October 31, 2016 $ 13.34 (0.08) 0.66 0.58 — (0.32) (0.32) $ 13.60 4.43% $ 169,777,023 1.19% (0.64)% 1.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - April 30, 2021 (Unaudited) - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio
Nationwide WCM Focused
Small Cap Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 20.37 (0.08) 8.61 8.53 — — — — $ 28.90 41.88% $ 17,415,129 1.16% (0.62)%
Year Ended October 31, 2020 $ 24.52 (0.08) (2.94) (3.02) — (1.13) — (1.13) $ 20.37 (13.12)% $ 11,958,110 1.16% (0.37)%
Year Ended October 31, 2019 $ 35.90 (0.16) 2.34 2.18 — (13.56) — (13.56) $ 24.52 14.39% $ 15,309,267 1.54% (0.66)%
Year Ended October 31, 2018 $ 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) — (3.18) $ 35.90 (2.89)% $ 14,848,196 1.38% (0.60)%
Year Ended October 31, 2017 $ 30.79 — 9.39 9.39 — (0.05) — (0.05) $ 40.13 30.50% $ 22,366,548 1.37% (0.01)%
Year Ended October 31, 2016 $ 30.22 0.03 1.40 1.43 (0.03) (0.82) (0.01) (0.86) $ 30.79 4.94% $ 18,401,857 1.45% 0.10%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 17.38 (0.15) 7.33 7.18 — — — — $ 24.56 41.31% $ 4,616,580 1.92% (1.37)%
Year Ended October 31, 2020 $ 21.23 (0.21) (2.51) (2.72) — (1.13) — (1.13) $ 17.38 (13.77)% $ 3,463,208 1.93% (1.13)%
Year Ended October 31, 2019 $ 33.18 (0.30) 1.91 1.61 — (13.56) — (13.56) $ 21.23 13.54% $ 5,004,266 2.29% (1.41)%
Year Ended October 31, 2018 $ 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) — (3.16) $ 33.18 (3.62)% $ 8,569,392 2.13% (1.37)%
Year Ended October 31, 2017 $ 29.04 (0.26) 8.84 8.58 — (0.05) — (0.05) $ 37.57 29.55% $ 9,863,605 2.12% (0.76)%
Year Ended October 31, 2016 $ 28.73 (0.19) 1.32 1.13 — (0.82) — (0.82) $ 29.04 4.11% $ 7,751,965 2.21% (0.67)%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 21.59 (0.04) 9.14 9.10 — — — — $ 30.69 42.15% $ 117,936,504 0.80% (0.26)%
Year Ended October 31, 2020 $ 25.84 (0.06) (3.06) (3.12) — (1.13) — (1.13) $ 21.59 (12.83)% $ 50,134,185 0.80% (0.29)%
Year Ended October 31, 2019 $ 36.97 (0.08) 2.51 2.43 — (13.56) — (13.56) $ 25.84 14.78% $ 2,230,227 1.20% (0.30)%
Year Ended October 31, 2018 $ 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) — (3.20) $ 36.97 (2.54)% $ 2,785,456 1.00% (0.18)%
Year Ended October 31, 2017 $ 31.46 0.13 9.61 9.74 (0.04) (0.05) — (0.09) $ 41.11 30.97% $ 87,473,796 1.01% 0.35%
Year Ended October 31, 2016 $ 30.87 0.12 1.46 1.58 (0.13) (0.82) (0.04) (0.99) $ 31.46 5.33% $ 73,229,275 1.09% 0.42%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 21.43 (0.05) 9.07 9.02 — — — — $ 30.45 42.09% $ 71,361,725 0.90% (0.36)%
Year Ended October 31, 2020 $ 25.67 (0.03) (3.08) (3.11) — (1.13) — (1.13) $ 21.43 (12.88)% $ 48,419,239 0.91% (0.13)%
Year Ended October 31, 2019 $ 36.86 (0.11) 2.48 2.37 — (13.56) — (13.56) $ 25.67 14.62% $ 45,063,142 1.31% (0.43)%
Year Ended October 31, 2018 $ 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) — (3.20) $ 36.86 (2.63)% $ 44,421,820 1.11% (0.33)%
Year Ended October 31, 2017 $ 31.40 0.10 9.59 9.69 (0.01) (0.05) — (0.06) $ 41.03 30.88% $ 90,228,862 1.09% 0.26%
Year Ended October 31, 2016 $ 30.84 0.12 1.41 1.53 (0.11) (0.82) (0.04) (0.97) $ 31.40 5.20% $ 33,699,602 1.16% 0.40%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

98 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide American Century Small Cap Income Fund (formerly, Nationwide U.S. Small Cap Value Fund) (“Small
Cap Income”)
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG U.S. Quality Equity Fund ("U.S. Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Mellon Disciplined Value Fund (“Disciplined Value”)
Nationwide Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class
K, Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Class C shares will convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective November 27, 2020, the Nationwide U.S. Small Cap
Value Fund was renamed Nationwide American Century Small
Cap Income Fund.
U.S. Quality Equity commenced operations on January 26,
2021.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 99
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies,

100 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Small Cap Income
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,197,116 $ – $ – $ 1,197,116
Banks 21,268,063 – – 21,268,063
Building Products 3,215,053 306,264 – 3,521,317
Capital Markets 2,961,614 – – 2,961,614
Chemicals 7,173,078 – – 7,173,078
Commercial Services & Supplies 5,757,152 – – 5,757,152
Containers & Packaging 3,834,765 – – 3,834,765
Diversified Consumer Services 1,532,334 – – 1,532,334
Electronic Equipment, Instruments &
Components 4,111,583 – – 4,111,583
Energy Equipment & Services 1,459,527 – – 1,459,527
Equity Real Estate Investment Trusts
(REITs) 7,439,030 – – 7,439,030
Food & Staples Retailing 673,236 – – 673,236
Food Products – – – –
Gas Utilities 831,229 – – 831,229
Health Care Providers & Services 1,495,723 – – 1,495,723
Household Durables 2,341,295 – – 2,341,295
Household Products 2,879,446 – – 2,879,446
Industrial Conglomerates 1,417,827 – – 1,417,827
Insurance 4,740,197 – – 4,740,197
IT Services 2,056,461 – – 2,056,461
Machinery 5,456,605 1,646,033 – 7,102,638
Media 2,471,619 – – 2,471,619
Multi-Utilities 1,326,449 – – 1,326,449
Oil, Gas & Consumable Fuels 839,586 – – 839,586
Paper & Forest Products 461,356 – – 461,356
Semiconductors & Semiconductor
Equipment 3,492,547 – – 3,492,547
Specialty Retail 2,999,436 – – 2,999,436
Textiles, Apparel & Luxury Goods 2,510,964 – – 2,510,964
Thrifts & Mortgage Finance 1,337,282 – – 1,337,282
Trading Companies & Distributors 1,528,396 – – 1,528,396
Total Common Stocks $ 98,808,969 $ 1,952,297 $ – $ 100,761,266
Convertible Bond – 1,021,401 – 1,021,401
Convertible Preferred Stock 1,735,938 – – 1,735,938
Forward Foreign Currency Contracts – 13,060 – 13,060
Master Limited Partnerships 3,628,095 – – 3,628,095
Preferred Stocks 4,721,715 – – 4,721,715
Rights   – 1,099 893 1,992
Short-Term Investment 76,500 – – 76,500
Total Assets $ 108,971,217 $ 2,987,857 $ 893 $ 111,959,967
Liabilities:
Forward Foreign Currency Contracts $ – $ (12,799) $ – $ (12,799)
Total Liabilities $ – $ (12,799) $ – $ (12,799)
Total $ 108,971,217 $ 2,975,058 $ 893 $ 111,947,168

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 101
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ 710,677 $ – $ – $ 710,677
Airlines 306,272 – – 306,272
Auto Components 752,432 – – 752,432
Banks 16,886,221 – – 16,886,221
Biotechnology 2,242,971 – – 2,242,971
Building Products 2,511,898 – – 2,511,898
Capital Markets 2,108,546 – – 2,108,546
Chemicals 2,115,743 – – 2,115,743
Commercial Services & Supplies 2,512,940 – – 2,512,940
Communications Equipment 1,275,599 – – 1,275,599
Construction & Engineering 2,246,492 – – 2,246,492
Construction Materials 342,601 – – 342,601
Consumer Finance 1,852,927 – – 1,852,927
Containers & Packaging 1,277,347 – – 1,277,347
Distributors 455,086 – – 455,086
Diversified Consumer Services 955,713 – – 955,713
Diversified Financial Services 257,163 – – 257,163
Diversified Telecommunication Services 300,130 – – 300,130
Electric Utilities 1,171,688 – – 1,171,688
Electrical Equipment 2,043,690 – – 2,043,690
Electronic Equipment, Instruments &
Components 915,650 – – 915,650
Energy Equipment & Services 665,431 – – 665,431
Equity Real Estate Investment Trusts
(REITs) 8,380,052 – – 8,380,052
Food & Staples Retailing 761,000 – – 761,000
Food Products 920,168 – – 920,168
Gas Utilities 758,832 – – 758,832
Health Care Equipment & Supplies 288,638 – – 288,638
Health Care Providers & Services 1,762,029 – – 1,762,029
Health Care Technology 924,949 – – 924,949
Hotels, Restaurants & Leisure 1,019,776 – – 1,019,776
Household Durables 2,582,312 – – 2,582,312
Household Products 881,901 – – 881,901
Independent Power and Renewable
Electricity Producers 343,095 – – 343,095
Insurance 2,761,805 – – 2,761,805
Internet & Direct Marketing Retail 915,478 – – 915,478
IT Services 1,237,725 11,772 – 1,249,497
Leisure Products 321,390 – – 321,390
Machinery 2,567,729 – – 2,567,729
Marine 1,203,562 – – 1,203,562
Media 1,602,909 – – 1,602,909
Metals & Mining 3,034,156 – – 3,034,156
Mortgage Real Estate Investment Trusts
(REITs) 1,599,531 – – 1,599,531
Multiline Retail 157,510 – – 157,510
Multi-Utilities 1,311,311 – – 1,311,311
Oil, Gas & Consumable Fuels 3,645,562 – – 3,645,562
Paper & Forest Products 417,876 – – 417,876
Personal Products 264,287 – – 264,287
Pharmaceuticals 376,392 – – 376,392
Professional Services 1,657,151 – – 1,657,151
Real Estate Management & Development 274,125 – – 274,125
Road & Rail 211,050 – – 211,050
Semiconductors & Semiconductor
Equipment 1,854,802 – – 1,854,802
Software 1,389,349 – – 1,389,349
Specialty Retail 4,206,932 – – 4,206,932

102 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 771,894 $ – $ – $ 771,894
Textiles, Apparel & Luxury Goods 1,288,132 – – 1,288,132
Thrifts & Mortgage Finance 2,369,089 – – 2,369,089
Trading Companies & Distributors 4,157,274 – – 4,157,274
Total Common Stocks $ 102,126,990 $ 11,772 $ – $ 102,138,762
Exchange Traded Funds 646,435 – – 646,435
Master Limited Partnership 98,500 – – 98,500
Short-Term Investment 1,752,736 – – 1,752,736
Total $ 104,624,661 $ 11,772 $ – $ 104,636,433
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Biotechnology $ 9,243,144 $ – $ – $ 9,243,144
Electronic Equipment, Instruments &
Components 9,948,733 – – 9,948,733
Entertainment 6,552,802 – – 6,552,802
Household Durables 4,286,848 – – 4,286,848
Interactive Media & Services 18,690,204 – – 18,690,204
Internet & Direct Marketing Retail 6,751,067 – – 6,751,067
IT Services 28,827,556 – – 28,827,556
Pharmaceuticals 1,894,377 – – 1,894,377
Professional Services 3,189,428 – – 3,189,428
Road & Rail 2,532,291 – – 2,532,291
Semiconductors & Semiconductor
Equipment 41,223,306 – – 41,223,306
Software 41,772,790 – – 41,772,790
Technology Hardware, Storage &
Peripherals 9,123,061 1,593,942 – 10,717,003
Total Common Stocks $ 184,035,607 $ 1,593,942 $ – $ 185,629,549
Short-Term Investment 1,305,462 – – 1,305,462
Total $ 185,341,069 $ 1,593,942 $ – $ 186,935,011
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 26,105,454 $ – $ – $ 26,105,454
Total $ 26,105,454 $ – $ – $ 26,105,454
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,257,176,964 $ – $ – $ 1,257,176,964
Short-Term Investment 10,832,558 – – 10,832,558
Total $ 1,268,009,522 $ – $ – $ 1,268,009,522
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 470,742,897 $ – $ – $ 470,742,897

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 103
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 106,500 $ – $ – $ 106,500
Total $ 470,849,397 $ – $ – $ 470,849,397
U.S. Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 68,326,697 $ – $ – $ 68,326,697
Master Limited Partnership 729,594 – – 729,594
Total $ 69,056,291 $ – $ – $ 69,056,291
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 378,839,028 $ – $ – $ 378,839,028
Total $ 378,839,028 $ – $ – $ 378,839,028
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 521,312,090 $ – $ – $ 521,312,090
Futures Contracts 1,928,024 – – 1,928,024
Purchased Options 9,796,034 – – 9,796,034
Short-Term Investment – 4,999,922 – 4,999,922
Total Assets $ 533,036,148 $ 4,999,922 $ – $ 538,036,070
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,492,141) $ – $ – $ (1,492,141)
Total Liabilities $ (1,492,141) $ – $ – $ (1,492,141)
Total $ 531,544,007 $ 4,999,922 $ – $ 536,543,929
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,196,073,253 $ – $ – $ 1,196,073,253
Futures Contracts 10,476,630 – – 10,476,630
Purchased Options 22,674,386 – – 22,674,386
Short-Term Investments   844,101 68,153,935 – 68,998,036
Total Assets $ 1,230,068,370 $ 68,153,935 $ – $ 1,298,222,305
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,844,369) $ – $ – $ (3,844,369)
Total Liabilities $ (3,844,369) $ – $ – $ (3,844,369)
Total $ 1,226,224,001 $ 68,153,935 $ – $ 1,294,377,936
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 290,740,709 $ – $ – $ 290,740,709
Short-Term Investment 31,496 – – 31,496
Total $ 290,772,205 $ – $ – $ 290,772,205

104 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 187,563,235 $ – $ – $ 187,563,235
Total $ 187,563,235 $ – $ – $ 187,563,235
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended April 30, 2021, Small Cap Income held three common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Small Cap Income
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ 893 $893
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) (23,668) — (23,668)
Purchases — — —
Sales — — —
Change in Unrealized Appreciation/Depreciation 23,668 — 23,668
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 4/30/2021 $ — $ 893 $893
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 4/30/2021 $ — $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 105
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the

106 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2021:
Small Cap Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 13,060
Total $ 13,060
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (12,799)
Total $ (12,799)
Disciplined Value
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,681,815
Interest rate risk Investment securities, at value 114,219
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 1,928,024
Total $ 11,724,058
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (1,492,141)
Total $ (1,492,141)
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 22,410,355
Interest rate risk Investment securities, at value 264,031
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 10,476,630
Total $ 33,151,016
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (3,844,369)
Total $ (3,844,369)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 107
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2021
Small Cap Income
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (33,550)
Total $ (33,550)
Disciplined Value
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 2,943,717
Futures Contracts
Equity risk 6,612,287
Interest rate risk (4,478,194)
Total $ 5,077,810
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 7,059,007
Interest rate risk (553,451)
Futures Contracts
Equity risk 25,559,405
Interest rate risk (16,935,176)
Total $ 15,129,785
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Small Cap Income
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 261
Total $ 261
Disciplined Value
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 2,025,565
Interest rate risk (239,820)
Futures Contracts
Equity risk 1,928,024
Interest rate risk (1,492,141)
Total $ 2,221,628
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 6,800,518
Interest rate risk (662,172)
Futures Contracts
Equity risk 13,849,680
Interest rate risk 426,727
Total $ 20,414,753
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

108 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2021, certain Funds have entered into futures contracts. These futures contract
agreements do not provide for netting arrangements.
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
Small Cap Income
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 48,958
Average Settlement Value Sold $ 1,259,205
Disciplined Value
Options:
Average Value Purchased $ 4,793,969
Average Number of Purchased Option Contracts 333
Futures Contracts:
Average Notional Balance Long $ 91,363,856
Average Notional Balance Short $ 1,566,954
U.S. Core
Options:
Average Value Purchased $ 11,487,915
Average Number of Purchased Option Contracts 1,133
Futures Contracts:
Average Notional Balance Long $ 341,272,849
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Income $ 76,500
Cognitive Value 1,752,736

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 109
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Technology & Science $ 1,305,462
Nationwide Fund 10,832,558
Mid Cap Growth 106,500
U.S. Core 844,101
Small Company Growth 31,496

110 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of April 30, 2021, the subadviser for each Fund is as follows:
Fund Subadviser
Small Cap Income American Century Investment Management, Inc.(a)
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 111
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
U.S. Quality Equity GQG Partners LLC (“GQG”)
All Cap Growth Loomis, Sayles & Company, L.P.
Disciplined Value Mellon Investments Corporation ("Mellon")
U.S. Core Mellon
Small Company Growth Brown Capital Management LLC
Focused Small Cap WCM Investment Management, LLC
(a) Effective November 27, 2020, American Century Investments Management, Inc. was appointed as the subadviser to the Fund.
Effective November 27, 2020, Dimensional Fund Advisors LP was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income(a) Up to $500 million 0.74%
$500 million and more 0.69%
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
Large Cap Concentrated Up to $1 billion 0.55%
$1 billion up to $2 billion 0.53%
$2 billion up to $5 billion 0.51%
$5 billion and more 0.49%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth(b) Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
U.S. Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Disciplined Value Up to $1 billion 0.60%
$1 billion and more 0.575%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
(a) For the period November 30, 2020 through April 30, 2021.
(b) For the period March 11, 2021 through April 30, 2021.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income(a) Up to $500 million 0.84%
$500 million and more 0.79%
Mid Cap Growth(b) Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million and more 0.65%

112 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
The Trust and NFA have entered into a written contract waiving
0.045% of investment advisory fees of Nationwide Fund until
February 28, 2022. During the six months ended April 30, 2021, the waiver of such investment advisory fees by NFA amounted
to $267,006, for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
(a) For the period November 1, 2020 through November 29, 2020.
(b) For the period November 1, 2020 through March 10, 2021.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Income 0.75 % N/A 0.74%
Cognitive Value 0.75 N/A 0.75
Technology & Science 0.75 N/A 0.75
Large Cap Concentrated 0.55 N/A 0.00
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.70 N/A 0.70
U.S. Quality Equity 0.45 N/A 0.00
All Cap Growth 0.80 N/A 0.77
Disciplined Value 0.60 N/A 0.53
U.S. Core 0.45 N/A 0.41
Small Company Growth 0.84 N/A 0.84
Focused Small Cap 0.75 N/A 0.64
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Small Cap Income(a) All Classes 0.99%
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Large Cap Concentrated All Classes 0.60%
Mid Cap Growth All Classes 0.98%
U.S. Quality Equity All Classes 0.49%
All Cap Growth All Classes 0.85%
Disciplined Value All Classes 0.66%
U.S. Core(a) All Classes 0.50%
Small Company Growth All Classes 0.94%
Focused Small Cap All Classes 0.80%
(a)  Prior to March 1, 2021, Fund Operating Expenses including the Rule 12b-1 fees paid pursuant to the
Fund’s Administrative Services Plan was limited to 1.09%.

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 113
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an aggregate of $1,049,885 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $8,302.
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
April 30, 2021
Amount Total
Small Cap Income $ — $ — $ — $ 3,139 $ 3,139
Cognitive Value — 28,643 43,441 — 72,084
Technology & Science — — — — —
Large Cap Concentrated 78,013 176,831 162,254 99,104 516,202
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
U.S. Quality Equity — — — 62,968 62,968
All Cap Growth 232,722 129,013 136,290 63,173 561,198
Disciplined Value — — 292,878 190,425 483,303
U.S. Core 240,632 472,116 540,416 260,833 1,513,997
Small Company Growth 657 10,977 32,633 — 44,267
Focused Small Cap — 19,289 189,654 87,415 296,358
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

114 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-
end sales charge on Class A shares. These fees are deducted
from, and are not included in, proceeds from sales of Class
A shares of the Funds. From these fees, NFD pays sales
commissions, salaries and other expenses in connection with
generating new sales of Class A shares of the Funds. The
Funds' Class A sales charges range from 0.00% to 5.75%
based on the amount purchased. During the six months ended
April 30, 2021, the Funds imposed aggregate front-end sales
charges of $68,816. From these fees, NFD retained a portion
amounting to $10,027.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2021, the Funds did not impose
CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Small Cap Income 0.25% 1.00% N/A N/A
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
Large Cap Concentrated 0.25 1.00 N/A N/A
Nationwide Fund 0.25 1.00 0.50% N/A
Mid Cap Growth 0.25 1.00 N/A N/A
U.S. Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Disciplined Value 0.25 N/A N/A 0.10%
U.S. Core 0.25 1.00 0.50 N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Small Cap Income 0.07% 0.10 %  N/A  N/A 0.25%
Cognitive Value 0.06 0.05  N/A  N/A 0.06
Technology & Science 0.04 0.03  N/A  N/A 0.08
Large Cap Concentrated 0.11 0.08  N/A  N/A 0.20
Nationwide Fund 0.04 0.06 0.07 %  N/A 0.07
Mid Cap Growth 0.08 0.09  N/A  N/A 0.15
U.S. Quality Equity 0.25  N/A  N/A 0.07% 0.25
All Cap Growth 0.24  N/A  N/A 0.10 0.01
Disciplined Value 0.09  N/A  N/A 0.04 0.08
U.S. Core 0.06 0.06 0.13 0.06 0.11
Small Company Growth 0.16  N/A  N/A  N/A 0.25
Focused Small Cap 0.11 0.12  N/A  N/A 0.10

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 115
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions
Please see above for additional information regarding contractual waivers.
Fund Amount
Small Cap Income $ 108,701
Cognitive Value 187
Technology & Science 3,071
Large Cap Concentrated 13,645
Nationwide Fund 378,040
Mid Cap Growth 247,731
U.S. Quality Equity 20
All Cap Growth 100,716
Disciplined Value 78
U.S. Core 322,584
Small Company Growth 386,717
Focused Small Cap 42,776
Fund
% of Shares
Outstanding
Owned
Small Cap Income 82.16%
Cognitive Value 0.03
Technology & Science —
Large Cap Concentrated —
Nationwide Fund 30.63
Mid Cap Growth —
U.S. Quality Equity 99.90
All Cap Growth 67.81
Disciplined Value —
U.S. Core 0.62
Small Company Growth 86.11
Focused Small Cap —
Amounts designated as "—" are zero or have been rounded to zero.

116 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
Fund Purchases
*
Sales
*
Small Cap Income $ 105,582,914 $ 104,591,378
Cognitive Value 85,370,865 84,644,092
Technology & Science 18,476,979 38,625,947
Large Cap Concentrated 4,828,451 5,426,112
Nationwide Fund 390,741,539 506,262,593
Mid Cap Growth 38,179,649 223,389,508
U.S. Quality Equity 75,208,846 11,301,292
All Cap Growth 35,190,678 108,733,947
Disciplined Value 173,867,401 259,128,784
U.S. Core 27,866,260 64,529,867
Small Company Growth 12,289,113 41,234,855
Focused Small Cap 51,982,965 21,255,963
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 117
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended April 30, 2021, the Funds recaptured the following amounts of brokerage commissions:
Merger
At close of business on December 13, 2019, Nationwide
Mellon Dynamic U.S. Core Fund (“Acquiring Fund”) acquired
all of the net assets of BNY Mellon Growth and Income Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on August 2, 2019. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was
Fund % of Shares
Number of
Accounts
Small Cap Income 77.61% 2(a)
Cognitive Value 74.96 1
Technology & Science 63.26 1
Large Cap Concentrated 52.26 2
Nationwide Fund 27.47 2(a)
Mid Cap Growth 29.75 2
U.S. Quality Equity 99.90 4(a)
All Cap Growth 76.62 3(a)
Disciplined Value 17.39 1
U.S. Core 12.66 1
Small Company Growth 84.48 2(a)
Focused Small Cap 33.70 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Small Cap Income $ —
Cognitive Value —
Technology & Science —
Large Cap Concentrated 15
Nationwide Fund 4,280
Mid Cap Growth 9,747
U.S. Quality Equity —
All Cap Growth 2,254
Disciplined Value —
U.S. Core —
Small Company Growth 2,176
Focused Small Cap 26,714
Amounts designated as "—" are zero or have been rounded to zero.

118 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Equity Funds
accomplished by a tax free exchange of 80,558,425 shares
of the Acquiring Fund, valued at $832,762,528, for the assets of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $728,753,730 and identified cost of
$599,165,423 at December 13, 2019, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $283,320,975.
The net assets of the Acquiring Fund immediately following
the acquisition were $1,116,083,501. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of the Target Fund received a number of shares proportional to their ownership
of Eagle Class shares of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended April 30, 2021 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $12,910,931;
Net gains (losses) on investments $146,727,850;
Net change in unrealized appreciation/depreciation $(45,380,081); and
Net increase (decrease) in net assets resulting from operations $114,258,701.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 13, 2019.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
BNY Mellon Growth and Income Fund, Inc. $ 129,588,307
Total Fund
47,435,883 $ 832,762,526 $ 17.56
Acquiring Fund
Nationwide Mellon Dynamic U.S. Core Fund $ 33,468,784
Class A
4,837,212 $ 45,576,212 $ 9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
550 5,684 10.34
Institutional Service Class
3,706,092 38,276,855 10.33
After Reorganization
Nationwide Mellon Dynamic U.S. Core Fund $ 163,057,091
Class A
4,837,212 $ 45,576,212 $ 9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
80,558,975 832,768,211 10.34
Institutional Service Class
3,706,092 38,276,855 10.33

Equity Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 119
Federal Tax Information
As of April 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On June 15, 2021, the Board of Trustees approved the renaming of certain Funds. The change will be effective August 31,
2021 (the “Effective Date”). As of the Effective Date, Nationwide
Mellon Dynamic U.S. Core Fund and Nationwide Mellon
Disciplined Value Fund will be renamed "Nationwide BNY
Mellon Dynamic U.S. Core Fund" and "Nationwide BNY Mellon
Disciplined Value Fund", respectively.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Income $ 89,647,312 $ 22,824,707 $ (524,851) $ 22,299,856
Cognitive Value 73,127,724 31,727,061 (218,352) 31,508,709
Technology & Science 60,331,676 127,186,113 (582,778) 126,603,335
Large Cap Concentrated 18,711,502 7,520,242 (126,290) 7,393,952
Nationwide Fund 832,879,011 438,425,926 (3,295,415) 435,130,511
Mid Cap Growth 202,311,634 268,537,763 – 268,537,763
U.S. Quality Equity 63,702,500 5,430,679 (76,888) 5,353,791
All Cap Growth 213,430,038 166,364,466 (955,476) 165,408,990
Disciplined Value 384,546,361 154,275,589 (2,278,021) 151,997,568
U.S. Core 838,901,040 472,778,597 (17,301,701) 455,476,896
Small Company Growth 154,064,473 137,449,132 (741,400) 136,707,732
Focused Small Cap 141,521,794 46,041,441 – 46,041,441
Amounts designated as "−" are zero or have been rounded to zero.

120 - Supplemental Information - April 30, 2021 (Unaudited) - Equity Funds
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-

Equity Funds - April 30, 2021 (Unaudited) - Supplemental Information - 121
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide AllianzGI International
Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard Cognitive Value Fund, Nationwide Bond
Fund, Nationwide Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide International Small Cap Fund, Nationwide Mellon
Dynamic U.S. Core Fund, Nationwide Multi-Cap Portfolio Fund,
and Nationwide WCM Focused Small Cap Fund were each
shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels below their peer group medians. In addition, the Trustees considered that, with the exception of the Funds referred to below in this paragraph, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2020 at or above
its peer group median, or within a generally acceptable range of the Fund’s peer group median. With respect to Nationwide
Bailard Cognitive Value Fund, the Trustees considered that
the Fund had experienced performance below its peer group
median and in the fifth quintile of its peer group for the three-
year period, but its performance had improved to the second
quartile of its peer group for the one- and two-year periods ended the same date. With respect to Nationwide Bond Fund,
the Trustees noted that the Fund had experienced unfavorable relative three-year performance in the fourth quintile of its peer group and considered management’s statement that the Fund’s
underperformance was substantially the result of the Fund’s
portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had been relatively recently organized and did not have three years of performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide Amundi Global High Yield Fund,
Nationwide Bailard International Equities Fund, Nationwide
Bailard Technology & Science Fund, Nationwide Core Plus
Bond Fund, Nationwide Emerging Markets Debt Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide
Geneva Mid Cap Growth Fund, Nationwide Mellon Disciplined
Value Fund, and Nationwide Small Company Growth Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1
fees) was lower than or within a generally acceptable range
of the Fund’s peer group median. The Trustees considered
that each of Nationwide Amundi Global High Yield Fund,
Nationwide Bailard Technology & Science Fund, Nationwide
Core Plus Bond Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide
Mellon Disciplined Value Fund, and Nationwide Small Company
Growth Fund had experienced three-year performance for the
period ended June 30, 2020 at or above its peer group median, or within a generally acceptable range of the Fund’s peer
group median With respect to Nationwide Bailard International
Equities Fund, the Trustees considered that while the Fund
had experienced performance below its peer group median
and in the fourth quintile of its peer group, its performance had improved to the third quartile for the one-year period ended the same date. The Trustees also considered the Adviser’s
statements as to the use of the Fund as an investment vehicle for clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees
noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 in the fourth quintile and the
Trustees considered the Adviser’s statements that the Funds
underperformance was concentrated in the second quarter of
2020. The Trustees noted that the Adviser stated that it would continue to monitor the Fund. The Trustees determined on
the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

122 - Supplemental Information - April 30, 2021 (Unaudited) - Equity Funds
With respect to Nationwide Global Sustainable Equity Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Loomis
Core Bond Fund, and Nationwide Loomis Short Term Bond
Fund, the Trustees noted that each Fund was shown to pay
actual management fees at a level higher than its peer group median and each Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) was higher than the Fund’s peer group
median in the fourth quintile of its peer group. The Trustees considered that, although each Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the first or
second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide American Century Small Cap
Income Fund, the Trustees noted that the Fund was shown to
pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that the Adviser had lowered the Fund’s expense cap which
according to the Adviser has the effect of reducing the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) to an
amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 within the third quintile of its peer group and considered that a new subadviser had been appointed to the Fund in November 2020 and additional time
was necessary to evaluate the Fund’s performance under the
new subadviser. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Diamond Hill Large Cap
Concentrated Fund, the Trustees considered that although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median in the fourth
quintile, it was within a generally acceptable range above the
Fund’s peer group median and that the Fund pays an actual
management fees at a level lower than its peer group median.
The Trustees considered that the Adviser had lowered the
Fund’s expense cap which according to the Adviser has the
effect of reducing the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) to an amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile and considered the Adviser’s statements that it has strong conviction in the Fund’s investment strategy and current
Sub-Adviser, which has managed the Fund since November
2017. The Trustees also considered the Adviser’s statements
that the Fund had significantly outperformed its benchmark,
the Russell 1000 Value Index, during the tenure of the Fund’s current Sub-Adviser, and that the Sub-Adviser was managing
the Fund with a value tilt while the Fund was compared to funds in a “large cap core” peer universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was
consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, is subject to
contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging
Markets Debt Fund to determine whether breakpoints might
become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide GQG US Quality Equity Fund
Initial Approval of Investment Advisory Agreement and
Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 16-18, 2020 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered
and unanimously approved, on behalf of the Nationwide GQG
US Quality Equity Fund (the “Fund”), the Investment Advisory
Agreement with Nationwide Fund Advisors (“NFA”) and the
Sub-advisory Agreement with GQG Partners LLC (“GQG”)
(each, an “Advisory Agreement,” and together, the “Advisory
Agreements”). The Board was provided with detailed materials relating to the Fund, NFA, and GQG in advance of the meeting.
The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss
information relating to the Advisory Agreements.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by NFA and GQG under the Advisory Agreements, including
information relating to the investment strategies and processes for the Fund. The Board also considered the experience of
the investment personnel of GQG that would be managing
the Fund. The Board considered information regarding GQG’s
investment performance record managing a more concentrated
version of the investment strategy that it would use in managing the Fund’s assets.
The Board considered the advisory fee and the sub-advisory
fee that NFA proposed for the Fund. The Board took into
account the category of peer funds to which NFA expected the
Fund to be assigned, and considered NFA’s expectation that
the Fund’s actual advisory fee and estimated total expenses
would rank favorably against those of the funds included in the
Fund’s Broadridge Financial Solutions, Inc. expense group.

Equity Funds - April 30, 2021 (Unaudited) - Supplemental Information - 123
The Board considered that the non-compensatory terms of the
proposed Advisory Agreements were substantially similar in
all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other
Nationwide Funds.
The Board considered whether the Fund may benefit from
economies of scale realized by NFA in the event of growth
in the Fund’s assets. The Trustees noted that the Fund’s
proposed fee schedules to each of the Advisory Agreements
include contractual breakpoints reducing the Fund’s advisory and sub-advisory fee rates if the assets of the Fund increase over a certain threshold.
The Board determined to defer any review of profitability and any potential fallout benefits of the Advisory Agreements to
NFA and GQG, if any, until the Fund has been in operation for a reasonable period of time.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees, unanimously approved the
Advisory Agreements for a two-year period commencing from
the execution of the Advisory Agreements.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

124 - Management Information - April 30, 2021 (Unaudited) - Equity Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

Equity Funds - April 30, 2021 (Unaudited) - Management Information - 125
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

126 - Management Information - April 30, 2021 (Unaudited) - Equity Funds
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Equity Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 127
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

128 - Market Index Definitions - April 30, 2021 (Unaudited) - Equity Funds
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

Equity Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 129
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

130 - Market Index Definitions - April 30, 2021 (Unaudited) - Equity Funds
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

Equity Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 131
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

132 - Glossary - April 30, 2021 (Unaudited) - Equity Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Equity Funds - April 30, 2021 (Unaudited) - Glossary - 133
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

134 - Glossary - April 30, 2021 (Unaudited) - Equity Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Multi-Cap Portfolio
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 5
Statement of Investments 6
Statement of Assets and Liabilities 82
Statement of Operations 84
Statements of Changes in Net Assets 86
Financial Highlights 88
Notes to Financial Statements 90
Supplemental Information 112
Management Information 117
Market Index Definitions 120
Glossary 125

Nationwide Mutual Funds - April 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 40.8%
Mortgage-Backed Securities 27.1%
U.S. Treasury Obligations 24.2%
Commercial Mortgage-Backed Securities 2.2%
Foreign Government Securities 1.2%
Supranational 0.9%
Municipal Bonds 0.5%
Asset-Backed Securities 0.3%
Futures Contracts 0.1%
Interest Rate Swaps
†
0.0%
Other assets in excess of liabilities 2.7%
100.0%
Top Industries
2
Banks 5.1%
Capital Markets 4.8%
Oil, Gas & Consumable Fuels 2.9%
Equity Real Estate Investment Trusts (REITs) 2.2%
Technology Hardware, Storage & Peripherals 1.8%
Software 1.8%
Semiconductors & Semiconductor Equipment 1.7%
Diversified Telecommunication Services 1.3%
Health Care Providers & Services 1.3%
Chemicals 1.2%
Other Industries 75.9%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 2/15/2041 5.5%
U.S. Treasury Notes, 0.13%, 2/28/2023 5.4%
U.S. Treasury Bonds, 3.00%, 2/15/2047 4.3%
U.S. Treasury Bonds, 1.88%, 2/15/2051 2.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 5/25/2051 2.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 5/25/2051 2.5%
U.S. Treasury Notes, 2.13%, 3/31/2024 2.5%
FNMA UMBS, 4.00%, 10/1/2050 2.2%
FNMA UMBS, 3.50%, 7/1/2049 1.8%
U.S. Treasury Bonds, 2.75%, 11/15/2042 1.7%
Other Holdings 68.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 50.0%
Corporate Bonds 18.5%
Asset-Backed Securities 6.5%
U.S. Treasury Obligations 5.2%
Short-Term Investments 4.9%
Mortgage-Backed Securities 3.9%
Commercial Mortgage-Backed Securities 2.9%
Collateralized Mortgage Obligations 2.1%
Foreign Government Securities 1.3%
Total Return Swaps 0.8%
Exchange Traded Funds 0.8%
Futures Contracts 0.1%
Interest Rate Swaps 0.1%
U.S. Government Agency Security 0.1%
Convertible Bond
†
0.0%
Credit Default Swaps
†
0.0%
Forward Currency Contracts
†
0.0%
Purchased Option
†
0.0%
Rights
†
0.0%
Written Options
†
(0.0)%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Banks 6.6%
Software 4.7%
Oil, Gas & Consumable Fuels 3.6%
IT Services 3.1%
Interactive Media & Services 3.1%
Capital Markets 2.9%
Semiconductors & Semiconductor Equipment 2.9%
Technology Hardware, Storage & Peripherals 2.9%
Health Care Providers & Services 2.4%
Pharmaceuticals 2.3%
Other Industries 65.5%
100.0%
Top Holdings
2
Apple, Inc. 2.5%
Microsoft Corp. 2.3%
Amazon.com, Inc. 1.8%
U.S. Treasury Notes, 1.25%, 4/30/2028 1.1%
Facebook, Inc., Class A 1.0%
Alphabet, Inc., Class C 0.8%
Alphabet, Inc., Class A 0.8%
U.S. Treasury Bonds, 1.88%, 2/15/2051 0.6%
Tesla, Inc. 0.6%
JPMorgan Chase & Co. 0.6%
Other Holdings 87.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

1940 Act Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 5
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (November 1,
2020*) and continued to hold your shares at the end of the
reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020* through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2020* through April 30, 2021. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
* For Nationwide Bond Portfolio commence ment of operations is
March 15, 2021.
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,008.00 0.47 0.36
Hypothetical
(b)(c)
1,000.00 1,023.01 1.81 0.36
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(d)
1,000.00 1,319.40 1.44 0.25
Hypothetical
(b)(d)
1,000.00 1,023.55 1.25 0.25
(a) Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from March 15,
2021 through April 30, 2021 multiplied by 47/365 to reflect the period from commencement of operations.
(b) Represents the hypothetical 5% return before expenses.
(c) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from
November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-
month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

6 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
UNITED STATES 0.3%
Automobiles 0.3%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 498,275
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 720,901
Total Asset-Backed Securities
(cost  $1,219,170) 1,219,176
Commercial Mortgage-Backed Securities 2.2%
UNITED STATES 2.2%
Banc of America
Commercial Mortgage
Trust , Series 2016-
UB10, Class A4, 3.17%,
7/15/2049 735,000 794,324
BANK , Series 2020-
BN27, Class A5, 2.14%,
4/15/2063 796,000 795,056
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 458,441
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 575,724
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 784,464
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 289,498
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 430,136
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 518,205
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,160,491
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 1,030,763
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 815,273
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 552,407
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 548,022
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 576,922
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 559,376
Total Commercial Mortgage-Backed Securities
(cost $9,866,688) 9,889,102
Corporate Bonds 40.8%
BERMUDA 0.0%
†
Insurance 0.0%
†
RenaissanceRe Holdings
Ltd., 3.60%, 4/15/2029 200,000 215,551
BRAZIL 0.2%
Metals & Mining 0.2%
Vale Overseas Ltd.,
3.75%, 7/8/2030 750,000 789,000
CANADA 0.8%
Banks 0.1%
Bank of Montreal, Series
E, 3.30%, 2/5/2024 200,000 215,130
Bank of Nova Scotia (The),
1.05%, 3/2/2026 200,000 197,885
Canadian Imperial Bank
of Commerce, 3.10%,
4/2/2024 200,000 213,644
Royal Bank of Canada,
1.15%, 6/10/2025 500,000 503,191
1,129,850
Diversified Telecommunication Services 0.0%
†
Telesat Canada, 6.50%,
10/15/2027(b) 250,000 245,625
Insurance 0.4%
Fairfax Financial Holdings
Ltd.
4.85%, 4/17/2028 500,000 562,983
4.63%, 4/29/2030 300,000 332,248
3.38%, 3/3/2031(b) 650,000 655,769
1,551,000
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 600,000 656,202
Enbridge, Inc., 3.50%,
6/10/2024 500,000 536,282
1,192,484

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 108,691
4,227,650
CHINA 0.6%
Entertainment 0.1%
Tencent Music
Entertainment Group,
2.00%, 9/3/2030 500,000 470,197
Interactive Media & Services 0.3%
Baidu, Inc.
3.63%, 7/6/2027 500,000 545,130
2.38%, 10/9/2030 500,000 483,904
Weibo Corp., 3.38%,
7/8/2030 200,000 200,819
1,229,853
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding
Ltd., 3.60%, 11/28/2024 500,000 542,440
2,242,490
GERMANY 0.3%
Capital Markets 0.2%
Deutsche Bank AG,
(SOFR + 3.04%),
3.55%, 9/18/2031(c) 700,000 732,804
Diversified Telecommunication Services 0.1%
Deutsche Telekom
International Finance
BV, 8.75%, 6/15/2030(d) 350,000 521,043
1,253,847
JAPAN 0.6%
Banks 0.4%
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(c) 400,000 424,111
Sumitomo Mitsui Financial
Group, Inc.
2.45%, 9/27/2024 250,000 262,387
0.95%, 1/12/2026 250,000 245,314
3.36%, 7/12/2027 500,000 545,555
3.20%, 9/17/2029 200,000 208,435
1,685,802
Capital Markets 0.2%
Nomura Holdings, Inc.
2.65%, 1/16/2025 500,000 522,754
2.68%, 7/16/2030 250,000 247,790
770,544
2,456,346
NETHERLANDS 0.3%
Banks 0.2%
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 278,704
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS
Banks
ING Groep NV, 3.95%,
3/29/2027 200,000 223,898
502,602
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 4.88%,
3/1/2024(b) 400,000 443,888
946,490
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp.,
3.88%, 4/23/2025 300,000 327,217
PUERTO RICO 0.1%
Banks 0.1%
Popular, Inc., 6.13%,
9/14/2023 400,000 430,584
SPAIN 0.1%
Banks 0.1%
Banco Santander SA,
2.75%, 5/28/2025 400,000 421,838
SWITZERLAND 0.1%
Capital Markets 0.1%
Credit Suisse AG, 3.63%,
9/9/2024 250,000 271,782
UNITED KINGDOM 0.6%
Banks 0.2%
Barclays plc, (ICE LIBOR
USD 3 Month + 1.36%),
4.34%, 5/16/2024(c) 200,000 214,078
Lloyds Banking Group plc,
4.45%, 5/8/2025 200,000 224,537
Santander UK Group
Holdings plc, (ICE
LIBOR USD 3 Month
+ 1.57%), 4.80%,
11/15/2024(c) 300,000 329,701
768,316
Beverages 0.1%
Diageo Capital plc, 2.00%,
4/29/2030 200,000 196,425
Commercial Services & Supplies 0.1%
RELX Capital, Inc., 3.00%,
5/22/2030 250,000 261,452
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 488,044
Tobacco 0.1%
BAT Capital Corp., 3.22%,
8/15/2024 300,000 319,654
2,033,891

8 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 37.0%
Aerospace & Defense 0.4%
Boeing Co. (The)
1.43%, 2/4/2024 250,000 250,777
4.88%, 5/1/2025 300,000 336,441
2.95%, 2/1/2030 250,000 250,899
Raytheon Technologies
Corp., 3.95%, 8/16/2025 500,000 557,579
Spirit AeroSystems , Inc.,
5.50%, 1/15/2025(b) 400,000 423,000
1,818,696
Air Freight & Logistics 0.1%
FedEx Corp., 3.40%,
2/15/2028 500,000 547,388
Airlines 0.3%
Hawaiian Brand
Intellectual Property
Ltd., 5.75%,
1/20/2026(b) 400,000 422,500
Southwest Airlines Co.,
5.25%, 5/4/2025 250,000 286,354
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 400,000 450,436
1,159,290
Auto Components 0.2%
Adient Global Holdings
Ltd., 4.88%,
8/15/2026(b) 200,000 205,250
Aptiv plc, 4.35%,
3/15/2029 200,000 228,310
Icahn Enterprises LP,
4.38%, 2/1/2029(b) 300,000 290,976
724,536
Automobiles 0.1%
Ford Motor Co., 6.63%,
10/1/2028 200,000 234,800
General Motors Co.,
5.00%, 10/1/2028 250,000 288,608
523,408
Banks 3.8%
Bank of America Corp.
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 200,000 213,786
(ICE LIBOR USD 3
Month + 0.81%), 3.37%,
1/23/2026(c) 200,000 216,026
(SOFR + 1.15%),
1.32%, 6/19/2026(c) 750,000 751,589
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 554,201
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 700,000 726,046
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 1,099,919
Citigroup, Inc.
(ICE LIBOR USD 3
Month + 1.02%), 4.04%,
6/1/2024(c) 2,000,000 2,141,279
(SOFR + 0.67%),
0.00%, 5/1/2025(c) 340,000 341,009
4.40%, 6/10/2025 200,000 223,372
4.45%, 9/29/2027 400,000 454,395
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 1,000,000 1,087,533
(SOFR + 3.91%),
4.41%, 3/31/2031(c) 300,000 343,291
JPMorgan Chase & Co.
(ICE LIBOR USD 3
Month + 0.89%), 3.80%,
7/23/2024(c) 1,000,000 1,068,953
3.88%, 9/10/2024 1,000,000 1,093,793
3.90%, 7/15/2025 1,000,000 1,107,741
(SOFR + 1.59%),
2.00%, 3/13/2026(c) 500,000 515,797
(SOFR + 0.89%),
1.58%, 4/22/2027(c) 218,000 218,957
(SOFR + 1.42%),
3.70%, 5/6/2030(c) 1,700,000 1,870,322
Santander Holdings USA,
Inc., 3.45%, 6/2/2025 100,000 107,226
SVB Financial Group,
3.13%, 6/5/2030 1,100,000 1,154,121
Wells Fargo & Co.
(SOFR + 1.60%),
1.65%, 6/2/2024(c) 1,000,000 1,022,387
3.00%, 2/19/2025 500,000 536,849
16,848,592
Beverages 0.2%
Constellation Brands, Inc.,
4.75%, 12/1/2025 500,000 576,807
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 545,992
1,122,799
Biotechnology 0.1%
Horizon Therapeutics
USA, Inc., 5.50%,
8/1/2027(b) 400,000 428,000
Building Products 0.4%
Builders FirstSource , Inc.,
5.00%, 3/1/2030(b) 250,000 265,312
Carrier Global Corp.,
2.24%, 2/15/2025 300,000 312,918
Griffon Corp., 5.75%,
3/1/2028 200,000 213,500

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 530,000
Masonite International
Corp., 5.38%,
2/1/2028(b) 400,000 422,000
1,743,730
Capital Markets 4.1%
Affiliated Managers Group,
Inc., 3.30%, 6/15/2030 500,000 528,821
Ares Capital Corp.
4.25%, 3/1/2025 500,000 541,443
3.88%, 1/15/2026 500,000 533,588
2.15%, 7/15/2026 1,250,000 1,233,271
Bank of New York Mellon
Corp. (The), 0.50%,
4/26/2024 150,000 149,920
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 300,000 316,500
FS KKR Capital Corp.
4.13%, 2/1/2025 500,000 524,294
3.40%, 1/15/2026 400,000 409,142
Goldman Sachs BDC, Inc.,
2.88%, 1/15/2026 700,000 724,418
Goldman Sachs Group,
Inc. (The)
4.00%, 3/3/2024 1,000,000 1,092,685
3.50%, 1/23/2025 1,000,000 1,085,406
3.75%, 2/25/2026 300,000 333,285
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(c) 200,000 220,372
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(c) 2,000,000 2,260,875
3.80%, 3/15/2030 200,000 222,129
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 400,000 397,224
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 500,000 500,000
Morgan Stanley
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(c) 1,000,000 1,061,708
3.70%, 10/23/2024 1,000,000 1,093,838
4.00%, 7/23/2025 200,000 223,024
5.00%, 11/24/2025 300,000 345,541
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 2,000,000 2,306,191
Nasdaq, Inc.
4.25%, 6/1/2024 1,000,000 1,099,604
3.85%, 6/30/2026 500,000 558,410
1.65%, 1/15/2031 200,000 185,264
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Owl Rock Capital Corp.,
3.40%, 7/15/2026 200,000 207,401
Prospect Capital Corp.,
3.71%, 1/22/2026 400,000 404,736
18,559,090
Chemicals 1.2%
Cabot Corp., 4.00%,
7/1/2029 150,000 158,614
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 170,395
Huntsman International
LLC, 4.50%, 5/1/2029 1,250,000 1,402,409
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 419,400
PPG Industries, Inc.,
2.55%, 6/15/2030 900,000 919,835
PQ Corp., 5.75%,
12/15/2025(b) 250,000 256,875
RPM International, Inc.,
4.55%, 3/1/2029 400,000 452,609
Sherwin-Williams Co.
(The), 2.95%, 8/15/2029 700,000 737,124
Trinseo Materials
Operating SCA, 5.38%,
9/1/2025(b) 500,000 510,047
Tronox , Inc., 4.63%,
3/15/2029(b) 250,000 255,312
5,282,620
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 4,471
Communications Equipment 0.4%
Avaya, Inc., 6.13%,
9/15/2028(b) 400,000 425,000
Juniper Networks, Inc.,
1.20%, 12/10/2025 500,000 495,555
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 574,722
2.30%, 11/15/2030 200,000 193,282
1,688,559
Construction & Engineering 0.5%
AECOM, 5.13%,
3/15/2027 400,000 445,000
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 300,000 315,710
MasTec , Inc., 4.50%,
8/15/2028(b) 500,000 521,250
Quanta Services, Inc.,
2.90%, 10/1/2030 700,000 718,952
2,000,912
Construction Materials 0.1%
US Concrete, Inc., 5.13%,
3/1/2029(b) 250,000 258,125

10 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance 1.1%
Ally Financial, Inc., 3.88%,
5/21/2024 200,000 216,901
Caterpillar Financial
Services Corp.
0.80%, 11/13/2025 500,000 495,532
0.90%, 3/2/2026 500,000 497,770
Enova International, Inc.,
8.50%, 9/15/2025(b) 250,000 260,000
General Motors Financial
Co., Inc.
5.10%, 1/17/2024 500,000 553,020
4.00%, 1/15/2025 500,000 545,017
4.35%, 1/17/2027 600,000 671,060
3.60%, 6/21/2030 200,000 212,562
John Deere Capital Corp.,
1.45%, 1/15/2031 250,000 235,239
OneMain Finance Corp.,
7.13%, 3/15/2026 350,000 409,063
SLM Corp., 4.20%,
10/29/2025 500,000 525,000
Toyota Motor Credit Corp.,
0.80%, 1/9/2026 250,000 248,678
4,869,842
Containers & Packaging 0.2%
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 425,250
Greif, Inc., 6.50%,
3/1/2027(b) 400,000 422,974
848,224
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc., 5.50%, 3/1/2028(b) 250,000 250,625
Diversified Financial Services 0.1%
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 98,027
1.35%, 3/15/2031 250,000 227,629
325,656
Diversified Telecommunication Services 1.2%
AT&T, Inc.
3.90%, 3/11/2024 1,000,000 1,083,589
3.40%, 5/15/2025 300,000 326,634
4.13%, 2/17/2026 300,000 337,760
4.30%, 2/15/2030 400,000 451,263
CCO Holdings LLC,
5.38%, 6/1/2029(b) 300,000 325,641
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b) 400,000 419,500
Sprint Capital Corp.,
6.88%, 11/15/2028 250,000 315,007
Verizon Communications,
Inc.
4.15%, 3/15/2024 500,000 545,661
0.85%, 11/20/2025 500,000 493,379
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services
1.75%, 1/20/2031 600,000 563,551
4,861,985
Electric Utilities 0.9%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 200,000 197,175
Cleveland Electric
Illuminating Co. (The),
5.50%, 8/15/2024 100,000 113,923
Commonwealth Edison
Co., 2.20%, 3/1/2030 99,000 99,394
Duke Energy Carolinas
LLC, 2.45%, 8/15/2029 100,000 102,185
Duke Energy Corp.
3.75%, 4/15/2024 100,000 108,187
3.15%, 8/15/2027 100,000 107,801
2.45%, 6/1/2030 100,000 99,655
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 205,987
Entergy Corp., 0.90%,
9/15/2025 100,000 98,225
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 111,841
Eversource Energy, Series
L, 2.90%, 10/1/2024 100,000 106,446
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 223,001
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 113,251
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 200,000 202,312
NextEra Energy Capital
Holdings, Inc., 2.75%,
5/1/2025 250,000 266,543
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 108,888
Pacific Gas and Electric
Co.
3.40%, 8/15/2024 100,000 106,527
2.10%, 8/1/2027 100,000 97,486
2.50%, 2/1/2031 100,000 94,146
PacifiCorp, 2.70%,
9/15/2030 200,000 206,732
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 150,000 161,317
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 93,470
Union Electric Co., 2.95%,
3/15/2030 250,000 264,528
Virginia Electric and Power
Co., Series A, 3.50%,
3/15/2027 100,000 110,295
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 518,015

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Xcel Energy, Inc., 3.30%,
6/1/2025 150,000 161,986
4,079,316
Electronic Equipment, Instruments & Components 0.8%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 400,000 433,123
Amphenol Corp., 2.05%,
3/1/2025 500,000 518,646
CDW LLC, 3.25%,
2/15/2029 300,000 297,375
Keysight Technologies,
Inc.
4.55%, 10/30/2024 500,000 555,115
3.00%, 10/30/2029 250,000 261,270
Trimble, Inc.
4.75%, 12/1/2024 500,000 560,516
4.90%, 6/15/2028 700,000 811,995
3,438,040
Energy Equipment & Services 0.2%
Archrock Partners LP,
6.88%, 4/1/2027(b) 250,000 265,937
Schlumberger Investment
SA, 2.65%, 6/26/2030 250,000 255,714
USA Compression
Partners LP, 6.88%,
4/1/2026 250,000 262,173
783,824
Entertainment 0.3%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 1,100,000 1,211,564
Electronic Arts, Inc.,
1.85%, 2/15/2031 200,000 190,707
1,402,271
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.
0.60%, 1/15/2024 300,000 299,935
2.40%, 3/15/2025 300,000 313,360
Camden Property Trust,
3.15%, 7/1/2029 250,000 266,353
Crown Castle International
Corp.
4.45%, 2/15/2026 200,000 226,168
3.30%, 7/1/2030 250,000 265,015
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 221,519
ERP Operating LP, 2.85%,
11/1/2026 250,000 267,020
ESH Hospitality, Inc.,
4.63%, 10/1/2027(b) 300,000 318,000
Essex Portfolio LP, 1.70%,
3/1/2028 350,000 339,215
GLP Capital LP
5.38%, 4/15/2026 250,000 282,808
5.75%, 6/1/2028 450,000 523,896
5.30%, 1/15/2029 250,000 284,113
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
4.00%, 1/15/2030 500,000 529,250
4.00%, 1/15/2031 500,000 527,280
Host Hotels & Resorts
LP, Series H, 3.38%,
12/15/2029 200,000 203,259
Iron Mountain, Inc., 5.00%,
7/15/2028(b) 400,000 414,000
LifeStorage LP, 3.50%,
7/1/2026 600,000 653,866
MGM Growth Properties
Operating Partnership
LP, 4.50%, 1/15/2028 250,000 260,625
Park Intermediate
Holdings LLC, 5.88%,
10/1/2028(b) 350,000 371,437
Public Storage
0.88%, 2/15/2026 250,000 246,811
3.09%, 9/15/2027 300,000 324,769
3.39%, 5/1/2029 550,000 603,861
RHP Hotel Properties LP,
4.50%, 2/15/2029(b) 300,000 296,904
Weyerhaeuser Co., 4.00%,
4/15/2030 500,000 561,116
WP Carey, Inc., 4.00%,
2/1/2025 250,000 272,435
XHR LP, 6.38%,
8/15/2025(b) 500,000 529,375
9,402,390
Food Products 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 250,000 252,969
Hormel Foods Corp.,
1.80%, 6/11/2030 200,000 194,128
McCormick & Co., Inc.
3.15%, 8/15/2024 500,000 535,613
0.90%, 2/15/2026 250,000 244,828
Pilgrim's Pride Corp.,
5.88%, 9/30/2027(b) 400,000 424,500
1,652,038
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 150,000 161,785
1.50%, 1/15/2031 100,000 92,990
National Fuel Gas Co.,
2.95%, 3/1/2031 450,000 439,315
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 150,000 163,293
857,383
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.,
3.36%, 6/6/2024 500,000 538,523
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 250,000 284,575
Hologic , Inc., 4.63%,
2/1/2028(b) 300,000 316,500

12 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Equipment & Supplies
Zimmer Biomet Holdings,
Inc., 3.55%, 3/20/2030 150,000 162,144
1,301,742
Health Care Providers & Services 1.2%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 500,000 516,875
AmerisourceBergen Corp.,
2.80%, 5/15/2030 500,000 514,524
Anthem, Inc., 3.50%,
8/15/2024 250,000 270,699
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 549,760
Centene Corp., 4.63%,
12/15/2029 500,000 541,250
CVS Health Corp., 3.88%,
7/20/2025 500,000 553,984
HCA, Inc.
5.88%, 2/15/2026 200,000 229,750
5.25%, 6/15/2026 500,000 580,302
4.13%, 6/15/2029 450,000 500,160
McKesson Corp., 3.95%,
2/16/2028 700,000 789,460
Owens & Minor, Inc.,
4.50%, 3/31/2029(b) 350,000 353,434
5,400,198
Health Care Technology 0.1%
IQVIA, Inc., 5.00%,
5/15/2027(b) 300,000 313,875
Hotels, Restaurants & Leisure 0.8%
Brinker International, Inc.,
5.00%, 10/1/2024(b) 500,000 523,275
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 300,000 318,663
Churchill Downs, Inc.,
4.75%, 1/15/2028(b) 250,000 256,875
Dave & Buster's, Inc.,
7.63%, 11/1/2025(b) 250,000 270,092
Expedia Group, Inc.,
5.00%, 2/15/2026 200,000 227,242
KFC Holding Co., 5.25%,
6/1/2026(b) 250,000 257,002
Las Vegas Sands Corp.,
3.50%, 8/18/2026 65,000 68,265
McDonald's Corp., 3.30%,
7/1/2025 500,000 544,723
Six Flags Theme Parks,
Inc., 7.00%, 7/1/2025(b) 500,000 540,185
Starbucks Corp., 2.55%,
11/15/2030 400,000 404,500
3,410,822
Household Durables 0.5%
Century Communities,
Inc., 6.75%, 6/1/2027 400,000 430,410
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Household Durables
M/I Homes, Inc., 4.95%,
2/1/2028 400,000 420,620
NVR, Inc., 3.00%,
5/15/2030 900,000 937,566
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 350,000 357,060
2,145,656
Household Products 0.1%
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 250,000 271,387
Spectrum Brands, Inc.,
5.50%, 7/15/2030(b) 300,000 323,625
595,012
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 167,848
Industrial Conglomerates 0.0%
†
General Electric Co.,
5.55%, 1/5/2026 150,000 178,241
Insurance 0.5%
Aflac, Inc., 3.60%,
4/1/2030 400,000 442,472
Aon Corp., 2.80%,
5/15/2030 400,000 412,774
Athene Holding Ltd.,
6.15%, 4/3/2030 200,000 247,886
Brown & Brown, Inc.,
4.20%, 9/15/2024 200,000 219,811
Trinity Acquisition plc,
4.40%, 3/15/2026 500,000 565,084
Willis North America, Inc.,
4.50%, 9/15/2028 150,000 172,061
2,060,088
Internet & Direct Marketing Retail 0.3%
eBay, Inc.
1.90%, 3/11/2025 250,000 258,254
2.70%, 3/11/2030 250,000 254,346
Match Group Holdings
II LLC, 5.63%,
2/15/2029(b) 500,000 540,000
QVC, Inc., 4.38%,
9/1/2028 400,000 409,412
1,462,012
IT Services 0.8%
Amdocs Ltd., 2.54%,
6/15/2030 650,000 638,491
Gartner, Inc., 4.50%,
7/1/2028(b) 500,000 525,635
Global Payments, Inc.
1.20%, 3/1/2026 500,000 494,608
3.20%, 8/15/2029 700,000 738,050

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
IT Services
PayPal Holdings, Inc.
2.65%, 10/1/2026 500,000 533,000
2.30%, 6/1/2030 250,000 252,179
Unisys Corp., 6.88%,
11/1/2027(b) 300,000 329,250
3,511,213
Leisure Products 0.1%
Vista Outdoor, Inc., 4.50%,
3/15/2029(b) 300,000 299,814
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.,
2.10%, 6/4/2030 500,000 487,016
Thermo Fisher Scientific,
Inc.
4.13%, 3/25/2025 500,000 556,579
2.60%, 10/1/2029 200,000 206,793
1,250,388
Machinery 0.7%
Caterpillar, Inc., 1.90%,
3/12/2031 250,000 243,891
Deere & Co., 2.75%,
4/15/2025 500,000 536,144
GrafTech Finance, Inc.,
4.63%, 12/15/2028(b) 400,000 411,256
Hillenbrand, Inc., 3.75%,
3/1/2031 300,000 297,375
IDEX Corp., 3.00%,
5/1/2030 900,000 933,720
Meritor, Inc., 4.50%,
12/15/2028(b) 300,000 303,750
Westinghouse Air Brake
Technologies Corp.,
4.95%, 9/15/2028(d) 300,000 345,038
3,071,174
Media 1.0%
Charter Communications
Operating LLC, Series
USD, 4.50%, 2/1/2024 500,000 546,518
Charter Communications
Operating LLC
4.91%, 7/23/2025 500,000 568,611
5.05%, 3/30/2029 200,000 231,722
Comcast Corp.
3.38%, 8/15/2025 1,000,000 1,097,183
4.25%, 10/15/2030 200,000 232,093
DISH DBS Corp., 5.88%,
11/15/2024 400,000 432,744
GCI LLC, 4.75%,
10/15/2028(b) 350,000 360,500
Lamar Media Corp.,
3.75%, 2/15/2028 350,000 353,101
Nexstar Broadcasting, Inc.,
4.75%, 11/1/2028(b) 200,000 203,750
Omnicom Group, Inc.,
2.60%, 8/1/2031 80,000 79,811
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Scripps Escrow, Inc.,
5.88%, 7/15/2027(b) 200,000 210,444
TEGNA, Inc., 5.00%,
9/15/2029 250,000 259,375
4,575,852
Metals & Mining 0.3%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(b) 300,000 306,375
Newmont Corp., 2.25%,
10/1/2030 250,000 245,097
Reliance Steel &
Aluminum Co., 1.30%,
8/15/2025 1,000,000 1,001,127
1,552,599
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust,
Inc., 4.75%, 3/15/2025 400,000 416,512
Multi-Utilities 0.3%
Ameren Corp., 3.50%,
1/15/2031 200,000 215,958
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 200,000 216,703
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 103,022
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 112,761
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 110,689
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 107,710
DTE Energy Co., 3.80%,
3/15/2027 100,000 110,498
Sempra Energy, 3.25%,
6/15/2027 100,000 108,122
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 93,243
1,178,706
Oil, Gas & Consumable Fuels 2.5%
Cheniere Corpus Christi
Holdings LLC
5.88%, 3/31/2025 500,000 572,277
5.13%, 6/30/2027 800,000 922,299
3.70%, 11/15/2029 1,000,000 1,063,772
Cheniere Energy, Inc.,
4.63%, 10/15/2028(b) 400,000 417,060
Chevron Corp., 1.55%,
5/11/2025 250,000 256,020
CNX Resources Corp.,
7.25%, 3/14/2027(b) 200,000 216,044
Crestwood Midstream
Partners LP, 6.00%,
2/1/2029(b) 200,000 206,750

14 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
DCP Midstream Operating
LP, 5.63%, 7/15/2027 200,000 218,432
Energy Transfer LP,
4.05%, 3/15/2025 500,000 541,410
Global Partners LP, 6.88%,
1/15/2029 250,000 270,313
Hess Midstream
Operations LP, 5.63%,
2/15/2026(b) 200,000 207,500
Holly Energy Partners LP,
5.00%, 2/1/2028(b) 200,000 206,500
HollyFrontier Corp.,
4.50%, 10/1/2030 200,000 208,681
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 411,620
MPLX LP, 2.65%,
8/15/2030 1,200,000 1,184,916
NuStar Logistics LP,
5.63%, 4/28/2027 200,000 210,500
ONEOK Partners LP,
4.90%, 3/15/2025 300,000 335,783
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 500,000 560,181
PDC Energy, Inc., 5.75%,
5/15/2026 500,000 519,840
Pioneer Natural Resources
Co., 1.90%, 8/15/2030 700,000 654,383
Sabine Pass Liquefaction
LLC, 5.00%, 3/15/2027 450,000 517,319
Southwestern Energy Co.,
6.45%, 1/23/2025(d) 200,000 216,000
Sunoco LP, 4.50%,
5/15/2029(b) 200,000 202,000
Targa Resources Partners
LP, 6.88%, 1/15/2029 500,000 561,250
Viper Energy Partners LP,
5.38%, 11/1/2027(b) 350,000 365,733
Western Midstream
Operating LP, 5.30%,
2/1/2030(d) 200,000 218,250
11,264,833
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 300,750
Resolute Forest Products,
Inc., 4.88%, 3/1/2026(b) 250,000 255,000
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 200,000 211,500
767,250
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.,
7.25%, 5/30/2029(b) 350,000 387,832
Royalty Pharma plc,
1.20%, 9/2/2025(b) 250,000 247,301
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 220,915
856,048
Professional Services 0.2%
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 520,000
TriNet Group, Inc., 3.50%,
3/1/2029(b) 500,000 488,125
1,008,125
Real Estate Management & Development 0.2%
Five Point Operating
Co. LP, 7.88%,
11/15/2025(b) 400,000 423,000
Howard Hughes
Corp. (The), 4.38%,
2/1/2031(b) 250,000 247,500
Kennedy-Wilson, Inc.,
5.00%, 3/1/2031 300,000 310,467
980,967
Road & Rail 0.2%
Avis Budget Car
Rental LLC, 5.75%,
7/15/2027(b) 250,000 264,690
Uber Technologies, Inc.,
7.50%, 9/15/2027(b) 500,000 551,385
816,075
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 1,095,594
Broadcom, Inc.
3.15%, 11/15/2025 1,000,000 1,071,058
4.75%, 4/15/2029 1,000,000 1,137,735
4.15%, 11/15/2030 500,000 546,560
Micron Technology, Inc.
4.98%, 2/6/2026 500,000 577,363
5.33%, 2/6/2029 750,000 894,917
4.66%, 2/15/2030 500,000 575,945
Texas Instruments, Inc.,
1.75%, 5/4/2030 250,000 242,618
Xilinx, Inc., 2.38%,
6/1/2030 550,000 543,766
6,685,556
Software 1.7%
Adobe, Inc., 2.30%,
2/1/2030 650,000 660,634
Autodesk, Inc.
4.38%, 6/15/2025 500,000 559,334
2.85%, 1/15/2030 200,000 208,706
Crowdstrike Holdings, Inc.,
3.00%, 2/15/2029 250,000 247,762
Fortinet, Inc.
1.00%, 3/15/2026 1,000,000 984,814
2.20%, 3/15/2031 150,000 146,036

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
Intuit, Inc., 1.65%,
7/15/2030 1,250,000 1,203,121
J2 Global, Inc., 4.63%,
10/15/2030(b) 400,000 409,468
Oracle Corp., 3.25%,
5/15/2030 300,000 318,209
ServiceNow , Inc., 1.40%,
9/1/2030 2,250,000 2,055,107
VMware, Inc.
4.65%, 5/15/2027 500,000 571,632
4.70%, 5/15/2030 200,000 232,552
7,597,375
Specialty Retail 0.4%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 500,000 554,375
AutoNation, Inc., 4.75%,
6/1/2030 250,000 291,512
L Brands, Inc., 6.63%,
10/1/2030(b) 350,000 403,361
Rent-A-Center, Inc.,
6.38%, 2/15/2029(b) 350,000 379,568
1,628,816
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc., 2.45%,
8/4/2026 500,000 532,414
Dell International LLC
5.85%, 7/15/2025(b) 500,000 586,258
6.10%, 7/15/2027(b) 500,000 612,414
5.30%, 10/1/2029(b) 1,000,000 1,184,110
6.20%, 7/15/2030(b) 600,000 754,463
Dell, Inc., 7.10%,
4/15/2028 300,000 378,750
Hewlett Packard
Enterprise Co., 4.65%,
10/1/2024 1,000,000 1,118,626
HP, Inc.
3.00%, 6/17/2027 1,000,000 1,069,672
3.40%, 6/17/2030 600,000 640,413
NCR Corp., 6.13%,
9/1/2029(b) 300,000 326,250
NetApp, Inc., 1.88%,
6/22/2025 500,000 513,309
7,716,679
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors USA, Inc.,
4.50%, 11/1/2024(b)(d) 100,000 105,875
Tapestry, Inc.
4.25%, 4/1/2025 500,000 543,750
4.13%, 7/15/2027 300,000 328,637
978,262
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(b) 500,000 522,500
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Thrifts & Mortgage Finance
Radian Group, Inc.,
4.88%, 3/15/2027 500,000 530,000
1,052,500
Tobacco 0.3%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 313,851
3.40%, 5/6/2030 200,000 208,272
Philip Morris International,
Inc., 0.88%, 5/1/2026 450,000 443,046
Turning Point Brands, Inc.,
5.63%, 2/15/2026(b) 400,000 413,000
1,378,169
Trading Companies & Distributors 0.5%
Aircastle Ltd., 4.25%,
6/15/2026 100,000 108,189
Beacon Roofing
Supply, Inc., 4.50%,
11/15/2026(b) 500,000 518,125
Boise Cascade Co.,
4.88%, 7/1/2030(b) 300,000 318,000
Fortress Transportation
and Infrastructure
Investors LLC, 6.50%,
10/1/2025(b) 500,000 520,000
Herc Holdings, Inc.,
5.50%, 7/15/2027(b) 500,000 528,750
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 200,000 222,000
2,215,064
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 107,503
Essential Utilities, Inc.,
2.70%, 4/15/2030 100,000 101,814
209,317
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.
3.50%, 4/15/2025(b) 250,000 271,095
3.88%, 4/15/2030(b) 200,000 217,860
488,955
164,017,553
Total Corporate Bonds
(cost $178,530,630) 179,634,239
Municipal Bonds 0.5%
CALIFORNIA 0.3%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 300,000 296,714
State of California,
GO, 1.75%, 11/1/2030 500,000 489,980

16 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Municipal Bonds
Principal
Amount ($) Value ($)
CALIFORNIA
University of California,
RB, 1.61%, 5/15/2030 300,000 289,906
$ 1,076,600
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, 2.15%,
7/1/2030 75,000 74,996
MASSACHUSETTS 0.1%
Commonwealth of
Massachusetts,
RB, 4.91%, 5/1/2029 250,000 306,901
TEXAS 0.1%
Texas Transportation
Commission, RB,
Series B,5.18%,
4/1/2030 500,000 623,382
Total Municipal Bonds
(cost $2,069,848) 2,081,879
Mortgage-Backed Securities 27.1%
FHLMC UMBS Pool
Pool# RA3986
2.50%, 11/1/2050 1,929,931 2,014,908
Pool# SD7536
2.50%, 2/1/2051 1,970,325 2,066,269
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,974,147 2,080,232
Pool# CA9152
2.50%, 2/1/2036 3,106,529 3,278,702
Pool# BE3774
4.00%, 7/1/2047 1,869,068 2,025,536
Pool# CA2471
4.00%, 10/1/2048 1,927,614 2,082,034
Pool# MA3692
3.50%, 7/1/2049 7,132,243 7,588,165
Pool# FM2363
3.00%, 1/1/2050 1,286,568 1,375,531
Pool# CA6020
3.00%, 6/1/2050 2,673,825 2,829,193
Pool# CA7404
4.00%, 10/1/2050 8,629,827 9,401,930
Pool# CA9190
2.00%, 2/1/2051 3,480,618 3,524,905
Pool# FM6554
2.00%, 3/1/2051 1,490,846 1,508,639
Pool# FM6834
2.00%, 4/1/2051 680,000 687,626
Pool# BR7647
2.00%, 4/1/2051 98,928 99,970
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 5/25/2036 2,500,000 2,530,957
2.00%, 5/25/2036 5,000,000 5,164,649
2.50%, 5/25/2036 1,250,000 1,306,250
3.00%, 5/25/2036 2,650,000 2,792,368
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 5/25/2051 2,075,000 2,033,581
2.00%, 5/25/2051 11,321,000 11,433,325
2.50%, 5/25/2051 5,075,000 5,264,916
3.00%, 5/25/2051 10,225,000 10,709,889
3.50%, 5/25/2051 2,650,000 2,821,111
4.00%, 5/25/2051 2,500,000 2,685,889
1.50%, 6/25/2051 200,000 195,612
2.50%, 6/25/2051 2,675,000 2,768,550
3.50%, 6/25/2051 2,125,000 2,259,005
GNMA TBA
2.00%, 5/15/2051 900,000 918,352
2.50%, 5/15/2051 1,575,000 1,637,139
3.00%, 5/15/2051 550,000 575,523
3.50%, 5/15/2051 2,050,000 2,174,521
4.00%, 5/15/2051 5,500,000 5,881,885
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 692,857 740,829
Pool# MA2600
3.00%, 2/20/2045 863,921 920,007
Pool# MA2825
3.00%, 5/20/2045 643,017 683,393
Pool# MA4509
3.00%, 6/20/2047 851,080 905,594
Pool# MA4718
3.00%, 9/20/2047 810,508 857,001
Pool# MA4719
3.50%, 9/20/2047 3,490,485 3,709,308
Pool# MA6409
3.00%, 1/20/2050 374,879 394,283
Pool# MA6710
3.00%, 6/20/2050 1,985,638 2,078,852
Pool# MA7255
2.50%, 3/20/2051 3,486,541 3,623,240
Pool# MA7311
2.00%, 4/20/2051 1,400,000 1,429,076
Total Mortgage-Backed Securities
(cost $118,654,274) 119,058,745
Foreign Government Securities 1.2%
CANADA 0.2%
Province of Alberta
1.88%, 11/13/2024 150,000 156,630
1.30%, 7/22/2030 60,000 56,484
Province of British
Columbia
1.75%, 9/27/2024 50,000 52,003
1.30%, 1/29/2031 25,000 23,775
Province of Manitoba,
3.05%, 5/14/2024 50,000 53,749
Province of Ontario
3.20%, 5/16/2024 150,000 161,983
0.63%, 1/21/2026 50,000 49,197
2.30%, 6/15/2026 45,000 47,714
1.05%, 5/21/2027 25,000 24,631
2.00%, 10/2/2029 25,000 25,429
1.13%, 10/7/2030 40,000 37,257

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 17
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Quebec
0.60%, 7/23/2025 50,000 49,513
2.50%, 4/20/2026 50,000 53,619
2.75%, 4/12/2027 25,000 27,113
819,097
CHILE 0.1%
Republic of Chile, 3.24%,
2/6/2028 250,000 271,250
COLOMBIA 0.1%
Republic of Colombia,
4.50%, 3/15/2029 250,000 272,187
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028 500,000 558,005
ISRAEL 0.1%
State of Israel Government
Bond, 2.75%, 7/3/2030 300,000 315,810
ITALY 0.1%
Italian Republic
Government Bond,
2.88%, 10/17/2029 300,000 305,071
MEXICO 0.1%
United Mexican States,
3.75%, 1/11/2028 500,000 541,445
PANAMA 0.1%
Republic of Panama,
8.88%, 9/30/2027 500,000 690,470
PERU 0.0%
†
Republic of Peru, 2.78%,
1/23/2031 200,000 200,000
PHILIPPINES 0.1%
Republic of Philippines,
5.50%, 3/30/2026 350,000 423,266
URUGUAY 0.2%
Oriental Republic of
Uruguay
4.38%, 10/27/2027 500,000 571,250
4.38%, 1/23/2031 250,000 290,663
861,913
Total Foreign Government Securities
(cost $5,235,317) 5,258,514
Supranational 0.9%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 997,472
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 1,037,819
Inter-American
Development Bank,
3.00%, 2/21/2024 1,000,000 1,072,970
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development, 2.50%,
3/19/2024 1,000,000 1,060,190
Total Supranational
(cost $4,167,621) 4,168,451
U.S. Treasury Obligations 24.2%
Principal
Amount ($)
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,421,602
1.88%, 2/15/2041 24,900,000 23,686,125
2.75%, 11/15/2042 6,500,000 7,113,945
3.00%, 2/15/2047 16,000,000 18,281,250
1.88%, 2/15/2051 13,000,000 11,825,937
62,328,859
U.S. Treasury Notes
0.13%, 2/28/2023 23,000,000 22,990,117
2.13%, 3/31/2024 10,000,000 10,521,484
0.25%, 8/31/2025 1,000,000 980,938
0.50%, 2/28/2026 6,500,000 6,402,500
2.75%, 2/15/2028 1,000,000 1,097,227
1.13%, 2/29/2028 2,000,000 1,980,000
Total U.S. Treasury Obligations
(cost $105,258,911) $ 106,301,125
Total Investments
(cost $425,002,459) — 97.2% 427,611,231
Other assets in excess of liabilities — 2.8% 12,445,637
NET ASSETS — 100.0%
$ 440,056,868
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 12 for further information. The interest rate shown was the current rate as of April 30, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$35,875,217 which represents 8.15% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate

18 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SONIA annually 0.48% annually Rec 9/15/2026 GBP 690,000 – 4,150 4,150
1 Day SONIA annually 0.48% annually Rec 9/15/2026 GBP 1,780,000 – 11,289 11,289
1 Day SONIA annually 0.52% annually Rec 9/15/2026 GBP 210,000 – 690 690
1 Day SONIA annually 0.53% annually Rec 9/15/2026 GBP 540,000 – 1,495 1,495
1 Day SONIA annually 0.53% annually Rec 9/15/2026 GBP 360,000 – 1,043 1,043
1 Day SONIA annually 0.57% annually Rec 9/15/2026 GBP 220,000 – 60 60
1 Month TIIE 6.38% monthly Pay 9/9/2026 MXN 5,040,000 – 851 851
3 Month BA
semi-annually
1.55%
semi-annually Pay 9/15/2026 CAD 1,090,000 – 764 764
3 Month BA
semi-annually
1.59%
semi-annually Pay 9/15/2026 CAD 1,210,000 – 2,796 2,796
3 Month BA
semi-annually
1.64%
semi-annually Pay 9/15/2026 CAD 430,000 – 1,840 1,840
3 Month BA
semi-annually
1.64%
semi-annually Pay 9/15/2026 CAD 2,870,000 – 11,535 11,535
3 Month HIBOR
quarterly
1.12% quarterly
Pay 9/15/2026 HKD 4,390,000 – 2,086 2,086
3 Month HIBOR
quarterly
1.13% quarterly
Pay 9/15/2026 HKD 2,430,000 – 1,301 1,301
3 Month HIBOR
quarterly
1.16% quarterly
Pay 9/15/2026 HKD 5,580,000 – 3,937 3,937
3 Month HIBOR
quarterly
1.16% quarterly
Pay 9/15/2026 HKD 3,000,000 – 2,111 2,111
3 Month HIBOR
quarterly
1.23% quarterly
Pay 9/15/2026 HKD 4,172,400 – 4,831 4,831
3 Month HIBOR
quarterly
1.25% quarterly
Pay 9/15/2026 HKD 3,147,600 – 3,944 3,944
3 Month JIBAR
quarterly
6.02% quarterly
Rec 9/15/2026 ZAR 6,480,000 – 4,584 4,584
3 Month JIBAR
quarterly
6.06% quarterly
Rec 9/15/2026 ZAR 6,480,000 – 3,807 3,807
3 Month LIBOR
quarterly
1.02%
semi-annually Rec 9/15/2026 USD 1,210,000 – 4,215 4,215
3 Month LIBOR
quarterly
1.04%
semi-annually Rec 9/15/2026 USD 630,000 – 1,574 1,574
3 Month LIBOR
quarterly
1.05%
semi-annually Rec 9/15/2026 USD 720,000 – 1,285 1,285
3 Month LIBOR
quarterly
1.05%
semi-annually Rec 9/15/2026 USD 1,250,000 – 2,384 2,384
3 Month LIBOR
quarterly
1.07%
semi-annually Rec 9/15/2026 USD 750,000 – 692 692
3 Month STIBOR
quarterly
0.38% annually
Rec 9/15/2026 SEK 6,310,000 – 1,822 1,822
3 Month STIBOR
quarterly
0.39% annually
Rec 9/15/2026 SEK 2,960,000 40 564 604
3 Month STIBOR
quarterly
0.39% annually
Rec 9/15/2026 SEK 5,620,000 – 1,341 1,341

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 19
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month STIBOR
quarterly
0.39% annually
Rec 9/15/2026 SEK 6,250,000 – 1,565 1,565
3 Month STIBOR
quarterly
0.39% annually
Rec 9/15/2026 SEK 6,380,000 – 1,352 1,352
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 2,820,000 – 464 464
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 4,360,000 – 666 666
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 2,580,000 (214) 625 411
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 5,920,000 – 1,150 1,150
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 6,950,000 – 1,268 1,268
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 5,110,000 (101) 1,115 1,014
3 Month STIBOR
quarterly
0.41% annually
Rec 9/15/2026 SEK 7,730,000 – 885 885
3 Month STIBOR
quarterly
0.41% annually
Rec 9/15/2026 SEK 5,000,000 87 603 690
3 Month STIBOR
quarterly
0.43% annually
Rec 9/15/2026 SEK 5,330,000 – 75 75
3 Month STIBOR
quarterly
0.43% annually
Rec 9/15/2026 SEK 10,870,000 – 281 281
6 Month BBR
semi-annually
0.98%
semi-annually Rec 9/15/2026 AUD 570,000 – 763 763
6 Month BBR
semi-annually
0.99%
semi-annually Rec 9/15/2026 AUD 660,000 – 595 595
6 Month BBR
semi-annually
1.00%
semi-annually Rec 9/15/2026 AUD 520,000 – 311 311
6 Month BBR
semi-annually
1.01%
semi-annually Rec 9/15/2026 AUD 200,000 – 44 44
6 Month BBR
semi-annually
1.01%
semi-annually Rec 9/15/2026 AUD 290,000 – 80 80
6 Month BBR
semi-annually
1.01%
semi-annually Rec 9/15/2026 AUD 730,000 – 284 284
6 Month EURIBOR
semi-annually
0.26% annually
Rec 9/15/2026 EUR 360,000 – 1,057 1,057
6 Month EURIBOR
semi-annually
0.29% annually
Rec 9/15/2026 EUR 4,820,000 – 24,454 24,454
6 Month SOR
semi-annually
1.22%
semi-annually Pay 9/15/2026 SGD 1,820,000 – 1,536 1,536
6 Month SOR
semi-annually
1.22%
semi-annually Pay 9/15/2026 SGD 1,160,000 – 1,087 1,087
6 Month SOR
semi-annually
1.26%
semi-annually Pay 9/15/2026 SGD 350,000 – 839 839
(188) 118,090 117,902
1 Day SONIA annually 1.39% annually Rec 9/15/2026 GBP 350,000 – (67) (67)
1 Month TIIE 5.69% monthly Pay 9/9/2026 MXN 42,660,000 – (56,062) (56,062)
1 Month TIIE 6.11% monthly Pay 9/9/2026 MXN 10,090,000 – (4,109) (4,109)
1 Month TIIE 6.26% monthly Pay 9/9/2026 MXN 15,800,000 – (1,310) (1,310)
3 Month BA
semi-annually
1.52%
semi-annually Pay 9/15/2026 CAD 690,000 – (284) (284)
3 Month BA
semi-annually
1.52%
semi-annually Pay 9/15/2026 CAD 1,070,000 – (419) (419)
3 Month BA
semi-annually
1.53%
semi-annually Pay 9/15/2026 CAD 480,000 – (121) (121)
3 Month LIBOR
quarterly
1.10%
semi-annually Rec 9/15/2026 USD 490,000 – (176) (176)

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
1.16%
semi-annually Rec 9/15/2026 USD 460,000 – (1,547) (1,547)
6 Month BBR
semi-annually
1.02%
semi-annually Rec 9/15/2026 AUD 670,000 – (57) (57)
6 Month BBR
semi-annually
1.04%
semi-annually Rec 9/15/2026 AUD 423,291 – (429) (429)
6 Month BBR
semi-annually
1.09%
semi-annually Rec 9/15/2026 AUD 423,354 – (1,136) (1,136)
6 Month BBR
semi-annually
1.10%
semi-annually Rec 9/15/2026 AUD 1,320,000 – (4,143) (4,143)
6 Month BBR
semi-annually
1.11%
semi-annually Rec 9/15/2026 AUD 423,355 – (1,441) (1,441)
6 Month BBR
semi-annually
1.11%
semi-annually Rec 9/15/2026 AUD 920,000 – (3,429) (3,429)
6 Month EURIBOR
semi-annually
0.19% annually
Rec 9/15/2026 EUR 500,000 – (532) (532)
6 Month SOR
semi-annually
1.06%
semi-annually Pay 9/15/2026 SGD 370,000 – (1,878) (1,878)
6 Month SOR
semi-annually
1.07%
semi-annually Pay 9/15/2026 SGD 930,000 – (4,376) (4,376)
6 Month SOR
semi-annually
1.08%
semi-annually Pay 9/15/2026 SGD 920,000 – (3,988) (3,988)
6 Month SOR
semi-annually
1.10%
semi-annually Pay 9/15/2026 SGD 1,000,000 – (3,503) (3,503)
6 Month SOR
semi-annually
1.11%
semi-annually Pay 9/15/2026 SGD 370,000 – (1,262) (1,262)
6 Month SOR
semi-annually
1.15%
semi-annually Pay 9/15/2026 SGD 510,000 – (937) (937)
6 Month SOR
semi-annually
1.18%
semi-annually Pay 9/15/2026 SGD 395,000 – (251) (251)
6 Month SOR
semi-annually
1.18%
semi-annually Pay 9/15/2026 SGD 395,000 – (251) (251)
6 Month SOR
semi-annually
1.20%
semi-annually Pay 9/15/2026 SGD 490,000 – (40) (40)
6 Month WIBOR
semi-annually
1.36% annually
Pay 9/15/2026 PLN 1,520,000 – (4,587) (4,587)
6 Month WIBOR
semi-annually
1.39% annually
Pay 9/15/2026 PLN 1,500,000 – (3,951) (3,951)
6 Month WIBOR
semi-annually
1.41% annually
Pay 9/15/2026 PLN 1,490,000 – (3,544) (3,544)
6 Month WIBOR
semi-annually
1.45% annually
Pay 9/15/2026 PLN 1,710,000 – (3,302) (3,302)
6 Month WIBOR
semi-annually
1.46% annually
Pay 9/15/2026 PLN 1,300,000 – (2,211) (2,211)
6 Month WIBOR
semi-annually
1.47% annually
Pay 9/15/2026 PLN 1,470,000 – (2,463) (2,463)
6 Month WIBOR
semi-annually
1.47% annually
Pay 9/15/2026 PLN 1,600,000 – (2,578) (2,578)
6 Month WIBOR
semi-annually
1.56% annually
Pay 9/15/2026 PLN 1,480,000 – (634) (634)
– (115,018) (115,018)
(188) 3,072 2,884
– – –

Nationwide Bond Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 21
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
KRW South Korean won
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand
OTC Interest rate swap contracts outstanding as of April 30, 2021 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount Upfront
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
1.57% quarterly Pay JPMorgan
Chase Bank
NA 9/15/2026
KRW
980,880,000 – (911) (911)
3 Month CD_KSDA
quarterly
1.58% quarterly Pay JPMorgan
Chase Bank
NA 9/15/2026
KRW
796,280,000 – (395) (395)
3 Month CD_KSDA
quarterly
1.59% quarterly Pay Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
386,125,200 – – –
3 Month CD_KSDA
quarterly
1.60% quarterly Pay Bank of
America NA 9/15/2026
KRW
686,444,800 – – –
– (1,306) (1,306)
– (1,306) (1,306)
At April 30, 2021, the Fund had $626 ,278 segregated as collateral for interest rate swap contracts.
Currency:
KRW South Korean won

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Portfolio
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 251 6/2021 AUD 26,952,197 127,846
Canada 10 Year Bond 275 6/2021 CAD 31,179,270 (5,647)
U.S. Treasury 2 Year Note 104 6/2021 USD 22,958,813 (851)
U.S. Treasury 5 Year Note 136 6/2021 USD 16,855,500 30,163
U.S. Treasury Ultra Bond 44 6/2021 USD 8,179,875 (97,188)
54,323
Short Contracts
Euro-Bund (138) 6/2021 EUR (28,204,785) 128,215
Long Gilt (176) 6/2021 GBP (31,032,083) 79,021
U.S. Treasury 10 Year Note (300) 6/2021 USD (39,609,375) 62,102
U.S. Treasury 10 Year Ultra Note (43) 6/2021 USD (6,258,516) (10,854)
U.S. Treasury Long Bond (43) 6/2021 USD (6,761,750) (39,255)
219,229
273,552
At April 30, 2021, the Fund had $2,467,000 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 6.5%
Principal
Amount ($) Value ($)
Automobiles 0.4%
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,307,258
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,940,138
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.65%, 7/25/2022(a) 135,799 136,353
Toyota Auto Loan Extended
Note Trust
Series 2020-1A, Class A,
1.35%, 5/25/2033(a) 3,150,000 3,209,046
Series 2021-1A, Class A,
1.07%, 2/27/2034(a) 3,690,000 3,683,314
11,276,109
Home Equity 0.7%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.81%,
10/25/2035(b) 2,330,000 2,282,992
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.16%, 11/25/2034(b) 1,815,679 1,812,661
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.01%, 8/25/2034(b) 4,348,991 4,281,245
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 0.53%,
8/25/2034(b) 2,006,569 1,939,525
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.65%,
12/25/2034(b) 930,334 906,076
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.23%,
11/25/2036(b) 1,256,009 1,195,594
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.16%, 6/25/2035(b) 1,090,000 1,064,776
J.P. Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
1.04%, 12/25/2035(b) 2,190,000 2,191,754
RAAC Trust, Series 2005-
SP3, Class M2, 1.31%,
12/25/2035(b) 844,092 843,591
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.35%, 10/25/2046(b) 1,329,000 1,179,957
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.31%,
8/25/2034(b) 1,000,000 1,001,641
18,699,812
Other 4.0%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 2.14%,
1/20/2032(a)(b) 1,340,000 1,343,835
AGL CLO 6 Ltd., Series
2020-6A, Class A1, 2.14%,
7/20/2031(a)(b) 1,460,000 1,463,668
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 1.58%,
1/19/2033(a)(b) 2,500,000 2,503,273
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.45%,
11/2/2030(a)(b) 392,000 392,001
Apidos CLO XII, Series 2013-
12A, Class AR, 1.26%,
4/15/2031(a)(b) 1,100,000 1,098,523
Ares XLIII CLO Ltd., Series
2017-43A, Class A, 1.40%,
10/15/2029(a)(b) 1,415,000 1,415,294
Avery Point VII CLO Ltd.,
Series 2015-7A, Class AR2,
1.14%, 1/15/2028(a)(b) 3,386,196 3,385,044
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.38%, 4/18/2033(a)(b) 2,250,000 2,250,871
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
1.38%, 11/20/2030(a)(b) 970,000 970,052
Benefit Street Partners CLO
IV Ltd., Series 2014-IVA,
Class ARRR, 1.37%,
1/20/2032(a)(b) 1,350,000 1,347,368
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.23%, 11/20/2028(a)(b) 2,113,919 2,113,984
Series 2013-2A, Class A1R,
1.36%, 10/22/2030(a)(b) 735,289 735,810
Series 2015-3A, Class A1R,
1.19%, 4/20/2031(a)(b) 1,215,000 1,210,044
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.26%, 7/15/2031(a)(b) 2,000,000 1,995,732
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A,
1.57%, 1/15/2033(a)(b) 1,140,000 1,141,569
Canyon CLO Ltd., Series
2020-1A, Class A, 2.10%,
7/15/2028(a)(b) 2,272,721 2,279,942
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.18%, 7/28/2028(a)(b) 474,547 474,617

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2014-1A, Class
A1R2, 1.16%, 4/17/2031(a)
(b) 1,450,590 1,447,643
Series 2014-3RA, Class
A1A, 1.23%, 7/27/2031(a)
(b) 743,875 743,947
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B,
1.42%, 4/20/2031(a)(b) 1,531,159 1,531,294
Series 2017-1A, Class A1A,
1.49%, 4/20/2031(a)(b) 447,417 447,516
Series 2017-2A, Class A1R,
1.24%, 7/20/2031(a)(b) 2,700,000 2,700,300
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.89%,
4/20/2029(a)(b) 1,300,000 1,300,842
CBAM Ltd., Series 2017-
1A, Class A1, 1.44%,
7/20/2030(a)(b) 1,050,000 1,050,493
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 2.09%, 10/15/2031(a)(b) 360,000 360,901
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.59%, 7/20/2028(a)(b) 760,000 760,135
Denali Capital CLO X
LLC, Series 2013-1A,
Class A1LR, 1.23%,
10/26/2027(a)(b) 1,234,295 1,234,473
Dryden XXV Senior Loan
Fund, Series 2012-25A,
Class ARR, 1.08%,
10/15/2027(a)(b) 1,837,854 1,838,122
Flatiron CLO Ltd., Series
2015-1A, Class AR, 1.07%,
4/15/2027(a)(b) 644,995 645,183
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 2,160,000 2,151,553
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.38%,
11/22/2031(a)(b) 450,000 449,999
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.32%, 10/29/2029(a)(b) 725,000 725,868
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.19%, 4/15/2031(a)(b) 1,500,000 1,498,986
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.34%, 1/27/2031(a)(b) 2,250,000 2,251,798
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.45%,
1/20/2030(a)(b) 1,850,000 1,851,260
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.89%,
1/17/2030(a)(b) 750,000 746,126
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Jamestown CLO X Ltd.,
Series 2017-10A, Class
A1R, 0.00%, 7/17/2029(a)
(b) 3,450,000 3,450,000
KKR CLO Ltd., Series
21, Class A, 1.18%,
4/15/2031(a)(b) 1,160,000 1,156,485
LCM XVIII LP, Series
19A, Class AR, 1.42%,
7/15/2027(a)(b) 162,480 162,596
Legacy Mortgage Asset Trust
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 2,282,027 2,285,751
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,685,419 1,689,067
Madison Park Funding X Ltd.,
Series 2012-10A, Class
AR3, 1.20%, 1/20/2029(a)
(b) 1,975,306 1,975,968
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 1.18%,
4/20/2032(a)(b) 2,140,000 2,140,835
Magnetite XXII Ltd., Series
2019-22A, Class E, 6.93%,
4/15/2031(a)(b) 1,000,000 1,000,960
MidOcean Credit CLO VIII,
Series 2018-8A, Class A1R,
1.23%, 2/20/2031(a)(b) 2,860,000 2,860,286
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,237,585
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.79%,
10/20/2030(a)(b) 510,000 510,147
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.21%, 4/19/2030(a)(b) 500,000 499,235
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.32%, 10/19/2031(a)(b) 283,333 283,471
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
1.15%, 7/25/2030(a)(b) 1,050,000 1,049,411
Ocean Trails CLO IX, Series
2020-9A, Class A1, 2.05%,
10/15/2029(a)(b) 2,250,000 2,254,482
Octagon Investment Partners
45 Ltd., Series 2019-
1A, Class A, 1.51%,
10/15/2032(a)(b) 1,600,000 1,601,037
Octagon Investment Partners
47 Ltd., Series 2020-
1A, Class A1, 2.04%,
4/20/2031(a)(b) 2,020,000 2,020,000

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 1.19%,
2/14/2031(a)(b) 720,000 720,055
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.22%, 5/23/2031(a)(b) 500,000 499,492
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.98%,
5/20/2031(a)(b) 1,810,000 1,812,438
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 1,711,984 1,720,295
Recette CLO Ltd., Series
2015-1A, Class ARR,
1.27%, 4/20/2034(a)(b) 340,000 339,157
Regatta VI Funding Ltd.,
Series 2016-1A, Class AR,
1.27%, 7/20/2028(a)(b) 1,103,052 1,103,447
Romark CLO III Ltd., Series
2019-3A, Class A1, 1.55%,
7/15/2032(a)(b) 2,500,000 2,500,225
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.23%, 7/15/2028(a)(b) 559,440 559,569
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 901,127 913,345
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,267,092 2,447,079
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.14%, 4/16/2031(a)(b) 1,750,000 1,748,831
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class B,
1.97%, 1/23/2028(a)(b) 750,000 750,068
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1,
1.11%, 5/25/2058(a)(b) 1,586,798 1,600,948
Tralee CLO III Ltd., Series
2014-3A, Class AR, 1.22%,
10/20/2027(a)(b) 336,688 336,718
Tralee CLO VI Ltd., Series
2019-6A, Class AS, 1.48%,
10/25/2032(a)(b) 2,150,000 2,149,469
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.07%, 4/15/2029(a)
(b) 1,750,000 1,752,851
Series 2013-1A, Class A2R,
1.68%, 4/15/2029(a)(b) 1,500,000 1,500,343
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.22%,
4/20/2031(a)(b) 1,300,000 1,295,949
Voya CLO Ltd.
Series 2018-3A, Class A1A,
1.33%, 10/15/2031(a)(b) 940,000 940,006
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2016-3A, Class A1R,
1.38%, 10/18/2031(a)(b) 2,200,000 2,200,094
Whitebox CLO II Ltd., Series
2020-2A, Class A1, 1.93%,
10/24/2031(a)(b) 2,140,000 2,146,737
106,072,498
Student Loan 1.4%
AccessLex Institute, Series
2007-A, Class A3, 0.49%,
5/25/2036(b) 3,097,038 3,056,597
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 2,350,000 2,350,418
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 384,757 387,041
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.26%,
11/25/2069(a)(b) 1,843,789 1,862,616
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.11%, 5/20/2030(b) 1,769,763 1,775,482
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,487,342
Series 2019-D, Class A2B,
1.16%, 12/15/2059(a)(b) 3,862,878 3,897,150
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,243,849
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 2,309,852 2,320,671
Navient Student Loan Trust
Series 2019-BA, Class A2A,
3.39%, 12/15/2059(a) 2,290,228 2,415,261
Series 2021-1A, Class A1B,
0.71%, 12/26/2069(a)(b) 2,670,836 2,680,693
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.33%, 10/25/2029(b) 388,711 385,559
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 1,026,193
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 2,052,374 2,033,996
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,120,000 2,104,513
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 2,213,622 2,259,603

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 2,026,216 2,061,735
37,348,719
Total Asset-Backed Securities
(cost $171,696,827)
173,397,138
Collateralized Mortgage Obligations 2.1%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.21%,
10/25/2039(a)(b) 438,168 440,705
CSMC Trust
Series 2021-2R, Class 1A1,
1.86%, 7/25/2047(a)(b) 1,288,711 1,288,651
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 534,297 533,777
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 534,297 533,779
Series 2019-RPL9, Class
A1, 2.99%, 10/27/2059(a)(b) 2,288,325 2,307,632
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,900,000 1,931,277
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,833,712
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.25%, 4/19/2047(b) 1,092,931 967,901
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 2.11%, 10/25/2033(a)
(b) 570,000 578,221
Series 2020-DNA4, Class
M2, 3.86%, 8/25/2050(a)(b) 916,855 929,554
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.66%, 7/25/2028(b) 854,527 898,837
Series 2017-DNA2, Class
M2, 3.56%, 10/25/2029(b) 1,990,000 2,066,554
Series 2017-DNA3, Class
M2, 2.61%, 3/25/2030(b) 1,905,000 1,948,197
Series 2021-DNA2, Class
M2, 2.31%, 8/25/2033(a)(b) 1,080,000 1,104,889
FNMA
Series 2014-C02, Class
1M2, 2.71%, 5/25/2024(b) 1,256,231 1,256,230
Series 2014-C02, Class
2M2, 2.71%, 5/25/2024(b) 772,763 780,633
Series 2014-C03, Class
1M2, 3.11%, 7/25/2024(b) 773,800 779,144
Series 2016-C02, Class
1M2, 6.11%, 9/25/2028(b) 792,596 836,474
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2016-C04, Class
1M2, 4.36%, 1/25/2029(b) 1,087,848 1,140,366
Series 2016-C06, Class
1M2, 4.36%, 4/25/2029(b) 638,770 666,076
Series 2017-C05, Class
1M2, 2.31%, 1/25/2030(b) 1,307,719 1,324,613
Series 2018-C01, Class
1M2, 2.36%, 7/25/2030(b) 1,556,423 1,572,046
GNMA REMICS
Series 2019-123, Class A,
3.00%, 10/20/2049 99,790 102,628
Series 2020-H09, Class FL,
1.27%, 5/20/2070(b) 682,489 717,415
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.27%,
9/26/2037(a)(b) 1,714,913 1,696,590
Legacy Mortgage Asset Trust
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,517,412 1,524,908
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 560,000 559,805
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.37%,
4/25/2035(b) 1,620,683 1,608,288
MRA Issuance Trust, Series
2021-EBO1, Class A1X,
1.87%, 10/8/2021(a)(b) 1,630,000 1,629,971
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 3,711,280 3,947,993
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 1,351,469 1,412,117
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 948,340 1,047,836
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 920,448 1,013,558
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 3,317,011 3,347,451
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,271,546
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,263,616
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.98%, 8/25/2034(b) 2,055,951 2,115,527
Series 2005-AR13, Class
A1A1, 0.69%, 10/25/2045(b) 843,346 842,461
Total Collateralized Mortgage Obligations
(cost $54,295,806)
54,820,978

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 27
Commercial Mortgage-Backed Securities 2.9%
Principal
Amount ($) Value ($)
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
0.96%, 9/15/2034(a)(b) 2,500,000 2,501,901
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,321,046
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,551,277
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,191,165
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
0.96%, 8/15/2036(a)(b) 2,610,000 2,612,593
BHMS , Series 2018-
ATLS, Class D, 2.36%,
7/15/2035(a)(b) 3,830,000 3,806,178
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
1.11%, 4/15/2034(a)(b) 4,420,000 4,407,585
Series 2020-VIVA, Class E,
3.67%, 3/11/2044(a)(b) 2,140,000 2,069,342
BX Trust , Series 2019-
MMP, Class A, 1.11%,
8/15/2036(a)(b) 2,009,942 2,009,941
CFK Trust
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 2,670,000 2,535,804
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 1,366,859
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.04%, 11/15/2036(a)(b) 1,670,000 1,671,029
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
1.36%, 1/15/2034(a)(b) 3,700,000 3,712,459
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.09%,
5/15/2036(a)(b) 4,260,000 4,269,017
DBJPM Mortgage Trust ,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,647,135
GNMA REMICS
Series 2020-157, Class , IO,
0.98%, 6/16/2062(b) 10,060,190 846,983
Series 2020-190, Class , IO,
1.06%, 11/16/2062(b) 11,338,571 1,064,102
GS Mortgage Securities Corp.
Trust
Series 2019-SOHO, Class
A, 1.01%, 6/15/2036(a)(b) 4,200,000 4,199,946
Series 2020-DUNE, Class
A, 1.21%, 12/15/2036(a)(b) 4,500,000 4,501,667
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,204,781
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,370,269
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
FFL, 2.62%, 1/16/2037(a)(b) 3,073,600 3,058,415
Series 2020-NNN, Class
GFL, 3.12%, 1/16/2037(a)
(b) 3,068,500 2,913,834
Series 2020-NNN, Class
GFX, 4.84%, 1/16/2037(a)
(b) 3,550,000 3,411,532
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,199,807
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,705,006
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.51%, 5/15/2036(a)(b) 1,780,000 1,731,673
Series 2018-H4, Class XA,
IO, 1.03%, 12/15/2051(b) 21,267,998 1,137,427
Rosslyn Portfolio Trust , Series
2017-ROSS, Class A,
1.94%, 6/15/2033(a)(b) 2,047,593 2,047,436
SFO Commercial Mortgage
Trust , Series 2021-
555, Class A, 0.00%,
5/15/2038(a)(b) 2,280,000 2,295,101
UBS Commercial Mortgage
Trust , Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,656,492
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,279,684
Total Commercial Mortgage-Backed
Securities
(cost $75,301,433) 76,297,486
Common Stocks 50.0%
Shares
Aerospace & Defense 0.8%
AAR Corp. * 1,165 46,880
Aerojet Rocketdyne Holdings,
Inc. 1,550 72,416
AeroVironment, Inc. * 751 82,888
Astronics Corp. * 838 14,590
Axon Enterprise, Inc. * 1,865 282,753
Boeing Co. (The) * 16,259 3,809,646
BWX Technologies, Inc. 2,597 173,791
Cubic Corp. 571 42,734
Curtiss-Wright Corp. 1,400 179,060

28 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Ducommun, Inc. * 385 22,688
General Dynamics Corp. 7,719 1,468,385
HEICO Corp. 3,804 502,599
Hexcel Corp. * 2,521 142,210
Howmet Aerospace, Inc. * 12,007 383,744
Huntington Ingalls Industries,
Inc. 1,203 255,421
Kaman Corp. 953 50,843
Kratos Defense & Security
Solutions, Inc. * 3,597 96,184
L3Harris Technologies, Inc. 6,436 1,346,604
Lockheed Martin Corp. 7,564 2,878,556
Maxar Technologies, Inc. 1,748 67,840
Mercury Systems, Inc. * 1,309 98,489
Moog, Inc., Class A 942 81,530
National Presto Industries, Inc. 179 18,415
Northrop Grumman Corp. 4,778 1,693,514
PAE, Inc. * 2,155 19,330
Park Aerospace Corp. 724 9,767
Parsons Corp. * 760 33,691
Raytheon Technologies Corp. 47,966 3,992,690
Spirit AeroSystems Holdings,
Inc., Class A 3,299 150,731
Teledyne Technologies, Inc. * 1,130 505,957
Textron, Inc. 7,255 466,061
TransDigm Group, Inc. * 1,620 994,259
Triumph Group, Inc. * 1,708 28,899
Vectrus, Inc. * 400 20,940
Virgin Galactic Holdings,
Inc. *(d) 2,104 46,604
20,080,709
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 717 18,871
Atlas Air Worldwide Holdings,
Inc. * 855 58,063
CH Robinson Worldwide, Inc. 3,896 378,224
Echo Global Logistics, Inc. * 785 25,669
Expeditors International of
Washington, Inc. 5,182 569,294
FedEx Corp. 7,493 2,175,293
Forward Air Corp. 929 82,021
Hub Group, Inc., Class A * 1,073 70,518
Radiant Logistics, Inc. * 1,317 8,798
United Parcel Service, Inc.,
Class B 21,796 4,443,333
XPO Logistics, Inc. * 2,858 397,605
8,227,689
Airlines 0.2%
Alaska Air Group, Inc. * 3,680 254,435
Allegiant Travel Co. * 285 67,183
American Airlines Group,
Inc. *(d) 18,906 410,638
Copa Holdings SA, Class A * 1,171 101,292
Delta Air Lines, Inc. * 36,074 1,692,592
Hawaiian Holdings, Inc. * 1,641 41,206
JetBlue Airways Corp. * 9,352 190,407
Mesa Air Group, Inc. * 905 10,190
Common Stocks
Shares Value ($)
Airlines
SkyWest, Inc. * 1,665 82,684
Southwest Airlines Co. * 30,702 1,927,472
Spirit Airlines, Inc. *(d) 2,904 104,021
United Airlines Holdings, Inc. * 9,411 511,958
5,394,078
Auto Components 0.1%
Adient plc * 2,947 136,564
American Axle &
Manufacturing Holdings,
Inc. * 3,947 36,628
Aptiv plc * 7,712 1,109,680
BorgWarner, Inc. 7,120 345,890
Cooper Tire & Rubber Co. 1,100 62,689
Cooper-Standard Holdings,
Inc. * 539 15,652
Dana, Inc. 5,039 127,487
Dorman Products, Inc. * 917 90,948
Fox Factory Holding Corp. * 1,259 192,916
Gentex Corp. 6,956 244,712
Gentherm, Inc. * 1,161 82,663
Goodyear Tire & Rubber Co.
(The) * 7,718 132,827
Horizon Global Corp. * 21 169
LCI Industries 818 119,837
Lear Corp. 1,793 329,625
Magna International, Inc. 3,115 294,118
Modine Manufacturing Co. * 3,173 51,656
Motorcar Parts of America,
Inc. * 665 14,364
Patrick Industries, Inc. 726 65,050
QuantumScape Corp. *(d) 1,781 65,078
Standard Motor Products, Inc. 677 28,996
Stoneridge, Inc. * 919 30,557
Strattec Security Corp. * 4 176
Tenneco, Inc., Class A * 1,689 17,008
Visteon Corp. * 633 77,106
XL Fleet Corp. *(d) 3,417 23,236
XPEL, Inc. Reg. S* 465 29,806
3,725,438
Automobiles 0.8%
Arcimoto, Inc. * 25 258
Fisker, Inc. *(d) 2,373 31,134
Ford Motor Co. * 151,381 1,746,937
General Motors Co. * 50,689 2,900,425
Harley-Davidson, Inc. 4,161 201,267
Lordstown Motors Corp. * 854 8,463
Tesla, Inc. * 23,251 16,495,189
Thor Industries, Inc. 1,486 210,403
Winnebago Industries, Inc. 577 46,131
Workhorse Group, Inc. * 3,161 39,165
21,679,372
Banks 2.4%
1st Constitution Bancorp 327 6,272
1st Source Corp. 582 27,697
ACNB Corp. 402 11,055
Allegiance Bancshares, Inc. 653 25,859
Altabancorp 548 22,879

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Banks
Amalgamated Financial Corp. 458 7,397
Amerant Bancorp, Inc. * 804 15,236
American National
Bankshares, Inc. 414 14,088
Ameris Bancorp 1,149 62,149
Ames National Corp. 320 8,090
Arrow Financial Corp. 587 20,750
Associated Banc-Corp. 5,338 116,849
Atlantic Capital Bancshares,
Inc. * 785 20,999
Atlantic Union Bankshares
Corp. 2,746 106,188
Auburn National Bancorp, Inc. 80 2,840
Banc of California, Inc. 1,685 30,161
BancFirst Corp. 687 47,753
Bancorp, Inc. (The) * 1,899 42,167
BancorpSouth Bank 3,549 105,015
Bank First Corp. 214 15,476
Bank of America Corp. 245,252 9,940,064
Bank of Commerce Holdings 581 7,501
Bank of Hawaii Corp. 1,409 128,064
Bank of Marin Bancorp 476 16,860
Bank of NT Butterfield & Son
Ltd. (The) 1,820 71,380
Bank of Princeton (The) 165 4,925
Bank OZK 3,275 134,242
Bank7 Corp. 101 1,789
BankFinancial Corp. 506 5,273
BankUnited, Inc. 2,329 108,555
Bankwell Financial Group, Inc. 204 5,510
Banner Corp. 1,134 64,457
Bar Harbor Bankshares 557 15,964
BayCom Corp. * 415 7,507
BCB Bancorp, Inc. 459 6,320
Berkshire Hills Bancorp, Inc. 1,694 37,590
BOK Financial Corp. 1,057 92,953
Boston Private Financial
Holdings, Inc. 2,389 35,166
Brookline Bancorp, Inc. 2,926 47,109
Bryn Mawr Bank Corp. 683 31,391
Business First Bancshares,
Inc. 479 11,386
Byline Bancorp, Inc. 906 20,566
C&F Financial Corp. 116 4,893
Cadence Bancorp 2,895 64,414
California Bancorp, Inc. * 267 4,672
Cambridge Bancorp 222 19,436
Camden National Corp. 515 24,576
Capital Bancorp, Inc. * 299 6,569
Capital City Bank Group, Inc. 517 13,065
Capstar Financial Holdings,
Inc. 540 10,363
Carter Bankshares, Inc. * 854 11,059
Cathay General Bancorp 2,862 115,854
CB Financial Services, Inc. 169 3,633
CBTX, Inc. 647 20,232
Central Pacific Financial Corp. 793 21,371
Central Valley Community
Bancorp 360 7,070
Century Bancorp, Inc., Class A 116 13,253
Common Stocks
Shares Value ($)
Banks
Chemung Financial Corp. 116 4,930
ChoiceOne Financial
Services, Inc. 237 5,816
CIT Group, Inc. 3,156 168,183
Citigroup, Inc. 81,191 5,784,047
Citizens & Northern Corp. 515 12,720
Citizens Financial Group, Inc. 13,382 619,319
Citizens Holding Co. 162 3,094
City Holding Co. 16 1,238
Civista Bancshares, Inc. 616 14,248
CNB Financial Corp. 570 14,512
Coastal Financial Corp. * 283 8,425
Codorus Valley Bancorp, Inc. 302 5,557
Colony Bankcorp, Inc. 248 3,866
Columbia Banking System,
Inc. 2,378 103,514
Comerica, Inc. 4,154 312,215
Commerce Bancshares, Inc. 3,316 258,018
Community Bank System, Inc. 989 76,776
Community Bankers Trust
Corp. 833 6,981
Community Financial Corp.
(The) 177 6,393
Community Trust Bancorp,
Inc. 593 26,424
ConnectOne Bancorp, Inc. 1,343 36,462
County Bancorp, Inc. 175 4,137
CrossFirst Bankshares, Inc. * 1,843 27,166
Cullen/Frost Bankers, Inc. 1,444 173,367
Customers Bancorp, Inc. * 1,033 35,659
CVB Financial Corp. 4,499 95,424
Dime Community Bancshares,
Inc. 1,304 43,188
Eagle Bancorp Montana, Inc. 230 5,380
Eagle Bancorp, Inc. 1,162 62,062
East West Bancorp, Inc. 4,449 338,791
Eastern Bankshares, Inc. 5,205 111,023
Enterprise Bancorp, Inc. 364 12,678
Enterprise Financial Services
Corp. 867 42,596
Equity Bancshares, Inc.,
Class A * 543 15,888
Esquire Financial Holdings,
Inc. * 245 5,623
Evans Bancorp, Inc. 178 6,579
Farmers & Merchants
Bancorp, Inc. 493 11,586
Farmers National Banc Corp. 961 15,933
FB Financial Corp. 1,125 47,205
Fidelity D&D Bancorp, Inc. 122 6,864
Fifth Third Bancorp 21,437 869,056
Financial Institutions, Inc. 451 14,400
First Bancorp, Inc. (The) 417 11,797
First Bancorp/NC 999 42,358
First Bancorp/PR 1,504 18,905
First Bancshares, Inc. (The) 760 29,731
First Bank 598 7,589
First Busey Corp. 1,845 46,088
First Business Financial
Services, Inc. 264 6,985

30 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
First Capital, Inc. 114 5,139
First Choice Bancorp 347 11,111
First Citizens BancShares,
Inc., Class A (d) 161 139,661
First Commonwealth Financial
Corp. 2,777 40,239
First Community Bankshares,
Inc. 637 18,613
First Community Corp. 252 4,637
First Financial Bancorp 3,312 81,177
First Financial Bankshares,
Inc. 4,362 214,087
First Financial Corp. 497 21,987
First Foundation, Inc. 1,414 33,653
First Guaranty Bancshares,
Inc. 89 1,546
First Hawaiian, Inc. 4,637 127,332
First Horizon Corp. 14,132 258,474
First Internet Bancorp 312 10,717
First Interstate BancSystem,
Inc., Class A 1,503 70,596
First Merchants Corp. 1,926 89,000
First Mid Bancshares, Inc. 535 23,294
First Midwest Bancorp, Inc. 1,134 23,780
First Northwest Bancorp 324 5,437
First of Long Island Corp.
(The) 842 17,926
First Republic Bank 5,312 973,371
First Savings Financial Group,
Inc. 65 4,472
First United Corp. 202 3,418
First Western Financial, Inc. * 203 5,211
Flushing Financial Corp. 1,064 24,759
FNB Corp. 11,621 149,795
FNCB Bancorp, Inc. 1,065 7,380
Franklin Financial Services
Corp. 155 4,673
Fulton Financial Corp. 5,603 95,531
FVCBankcorp, Inc. * 398 7,001
German American Bancorp,
Inc. 810 35,097
Glacier Bancorp, Inc. 2,620 154,449
Great Southern Bancorp, Inc. 438 24,708
Great Western Bancorp, Inc. 1,659 54,830
Guaranty Bancshares, Inc. 339 13,187
Hancock Whitney Corp. 3,096 143,159
Hanmi Financial Corp. 842 17,093
HarborOne Bancorp, Inc. 1,811 25,915
Hawthorn Bancshares, Inc. 215 4,631
HBT Financial, Inc. 327 5,951
Heartland Financial USA, Inc. 1,203 60,475
Heritage Commerce Corp. 2,149 25,938
Heritage Financial Corp. 390 10,959
Hilltop Holdings, Inc. 1,039 36,573
Home BancShares, Inc. 5,367 149,364
HomeTrust Bancshares, Inc. 583 15,974
Hope Bancorp, Inc. 4,234 63,552
Horizon Bancorp, Inc. 1,525 27,968
Howard Bancorp, Inc. * 407 6,854
Huntington Bancshares, Inc. 30,014 459,814
Common Stocks
Shares Value ($)
Banks
Independent Bank Corp. 1,981 114,580
Independent Bank Group, Inc. 864 65,241
International Bancshares
Corp. 1,940 91,937
Investar Holding Corp. 378 8,358
Investors Bancorp, Inc. 235 3,440
JPMorgan Chase & Co. 106,407 16,366,461
KeyCorp 28,782 626,296
Lakeland Bancorp, Inc. 1,683 30,513
Lakeland Financial Corp. 863 56,293
Landmark Bancorp, Inc. 130 3,126
LCNB Corp. 630 11,416
Level One Bancorp, Inc. 180 4,865
Limestone Bancorp, Inc. * 142 2,246
Live Oak Bancshares, Inc. 982 62,809
M&T Bank Corp. 3,867 609,787
Macatawa Bank Corp. 1,725 16,508
Mackinac Financial Corp. 309 6,705
MainStreet Bancshares, Inc. * 225 4,770
Malvern Bancorp, Inc. * 7 128
Mercantile Bank Corp. 502 16,205
Meridian Corp. 178 4,699
Metrocity Bankshares, Inc. 612 9,798
Metropolitan Bank Holding
Corp. * 269 16,907
Mid Penn Bancorp, Inc. 218 5,884
Middlefield Banc Corp. 181 4,051
Midland States Bancorp, Inc. 831 23,418
MidWestOne Financial Group,
Inc. 521 16,443
MVB Financial Corp. 298 12,003
National Bank Holdings Corp.,
Class A 1,005 40,100
National Bankshares, Inc. 313 11,234
NBT Bancorp, Inc. 1,479 56,039
Nicolet Bankshares, Inc. * 329 26,241
Northeast Bank 255 7,183
Northrim Bancorp, Inc. 282 12,027
Norwood Financial Corp. 218 5,557
Oak Valley Bancorp 252 4,470
OceanFirst Financial Corp. 2,022 46,223
OFG Bancorp 1,722 40,794
Ohio Valley Banc Corp. 267 5,975
Old National Bancorp 1,845 34,871
Old Second Bancorp, Inc. 1,000 13,210
Origin Bancorp, Inc. 759 33,191
Orrstown Financial Services,
Inc. 380 9,010
Pacific Premier Bancorp, Inc. 2,844 125,221
PacWest Bancorp 3,119 135,396
Park National Corp. 491 61,419
Parke Bancorp, Inc. 384 8,110
Partners Bancorp 276 2,098
PCB Bancorp 432 6,826
Peapack-Gladstone Financial
Corp. 740 23,680
Penns Woods Bancorp, Inc. 225 5,400
Peoples Bancorp of North
Carolina, Inc. 171 3,996
Peoples Bancorp, Inc. 599 20,025

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Banks
Peoples Financial Services
Corp. 263 11,217
People's United Financial, Inc. 12,430 225,356
Pinnacle Financial Partners,
Inc. 1,769 155,035
Plumas Bancorp 136 3,611
PNC Financial Services
Group, Inc. (The) 13,036 2,437,080
Popular, Inc. 2,302 170,256
Preferred Bank 518 33,950
Premier Financial Bancorp,
Inc. 427 8,087
Primis Financial Corp. 766 10,992
Professional Holding Corp.,
Class A * 149 2,569
Prosperity Bancshares, Inc. 2,449 179,659
QCR Holdings, Inc. 568 27,389
RBB Bancorp 610 12,859
Red River Bancshares, Inc. 164 9,125
Regions Financial Corp. 28,792 627,666
Reliant Bancorp, Inc. 513 14,174
Renasant Corp. 1,884 79,373
Republic Bancorp, Inc.,
Class A 350 15,726
Republic First Bancorp, Inc. * 1,398 5,578
Richmond Mutual Bancorp,
Inc. 450 6,152
S&T Bancorp, Inc. 1,355 44,647
Salisbury Bancorp, Inc. 74 3,439
Sandy Spring Bancorp, Inc. 1,560 70,762
SB Financial Group, Inc. 242 4,322
Seacoast Banking Corp. of
Florida * 1,679 61,032
Select Bancorp, Inc. * 499 5,883
ServisFirst Bancshares, Inc. 1,704 107,761
Shore Bancshares, Inc. 407 6,854
Sierra Bancorp 477 12,912
Signature Bank 2,039 512,829
Silvergate Capital Corp.,
Class A * 647 69,371
Simmons First National Corp.,
Class A 3,828 109,098
SmartFinancial, Inc. 530 12,556
South Plains Financial, Inc. 376 8,588
South State Corp. 2,092 176,397
Southern First Bancshares,
Inc. * 299 15,399
Southside Bancshares, Inc. 1,018 40,873
Spirit of Texas Bancshares,
Inc. 491 11,376
Sterling Bancorp 5,017 126,077
Stock Yards Bancorp, Inc. 673 34,431
Summit Financial Group, Inc. 462 12,035
SVB Financial Group * 1,559 891,483
Synovus Financial Corp. 3,921 183,738
TCF Financial Corp. 4,185 190,501
Texas Capital Bancshares,
Inc. * 1,187 81,464
Tompkins Financial Corp. 513 40,091
Towne Bank 2,375 73,578
Common Stocks
Shares Value ($)
Banks
TriCo Bancshares 967 44,753
TriState Capital Holdings,
Inc. * 831 19,836
Triumph Bancorp, Inc. * 634 56,191
Truist Financial Corp. 41,135 2,439,717
Trustmark Corp. 794 25,734
UMB Financial Corp. 1,582 153,501
Umpqua Holdings Corp. 8,180 152,475
Union Bankshares, Inc. 3 99
United Bankshares, Inc. 4,385 172,199
United Community Banks, Inc. 516 16,884
United Security Bancshares 488 4,041
Unity Bancorp, Inc. 297 6,549
Univest Financial Corp. 1,006 28,098
US Bancorp 49,797 2,955,452
Valley National Bancorp 13,798 189,998
Veritex Holdings, Inc. 1,017 34,354
Washington Trust Bancorp,
Inc. 594 30,324
Webster Financial Corp. 2,487 131,587
Wells Fargo & Co. 116,526 5,249,496
WesBanco, Inc. 2,264 82,161
West Bancorp, Inc. 601 15,782
Westamerica Bancorp 824 52,242
Western Alliance Bancorp 2,933 308,170
Wintrust Financial Corp. 1,551 119,582
Zions Bancorp NA 4,629 258,298
63,659,313
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A * 368 447,668
Brown-Forman Corp., Class A 6,819 516,441
Celsius Holdings, Inc. * 1,018 58,331
Coca-Cola Co. (The) 117,693 6,353,068
Coca-Cola Consolidated, Inc. 141 41,348
Constellation Brands, Inc.,
Class A 4,950 1,189,584
Duckhorn Portfolio, Inc. (The) * 19,744 369,410
Keurig Dr Pepper, Inc. 19,967 715,817
MGP Ingredients, Inc. 455 27,345
Molson Coors Beverage Co.,
Class B * 5,303 291,400
Monster Beverage Corp. * 11,637 1,129,371
National Beverage Corp. 779 37,852
NewAge, Inc. * 3,493 7,650
PepsiCo, Inc. 42,347 6,104,744
Primo Water Corp. 5,227 87,500
17,377,529
Biotechnology 1.3%
4D Molecular Therapeutics,
Inc. * 10 387
89bio, Inc. * 91 2,392
AbbVie, Inc. 53,430 5,957,445
Abeona Therapeutics, Inc. * 2,027 3,588
ACADIA Pharmaceuticals,
Inc. * 1,991 40,935
Acceleron Pharma, Inc. * 1,319 164,835

32 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Actinium Pharmaceuticals,
Inc. * 14 107
Adamas Pharmaceuticals,
Inc. * 24 135
Adicet Bio, Inc. * 10 159
ADMA Biologics, Inc. *(d) 3,375 6,615
Adverum Biotechnologies,
Inc. * 2,521 9,832
Aeglea BioTherapeutics, Inc. * 1,792 13,942
Affimed NV * 1,865 19,937
Agenus, Inc. * 4,848 14,980
Agios Pharmaceuticals, Inc. * 2,070 115,506
AIM ImmunoTech, Inc. * 41 89
Akebia Therapeutics, Inc. * 4,481 14,294
Akero Therapeutics, Inc. * 332 10,226
Akouos, Inc. * 20 284
Albireo Pharma, Inc. * 476 15,280
Aldeyra Therapeutics, Inc. * 41 515
Alector, Inc. * 1,582 30,849
Alexion Pharmaceuticals,
Inc. * 6,471 1,091,528
Aligos Therapeutics, Inc. * 355 9,131
Alkermes plc * 5,674 124,856
Allakos, Inc. * 807 88,060
Allogene Therapeutics, Inc. * 1,552 47,988
Allovir, Inc. * 799 18,880
Alnylam Pharmaceuticals,
Inc. * 3,529 496,319
Altimmune, Inc. * 33 478
ALX Oncology Holdings, Inc. * 320 20,051
Amgen, Inc. 17,772 4,258,882
Amicus Therapeutics, Inc. * 8,530 83,935
AnaptysBio, Inc. * 797 18,610
Anavex Life Sciences Corp. * 1,406 16,984
Anika Therapeutics, Inc. * 492 19,769
Annexon, Inc. * 184 3,667
Apellis Pharmaceuticals, Inc. * 1,957 99,161
Applied Genetic Technologies
Corp. * 762 3,223
Applied Molecular Transport,
Inc. * 553 31,792
Applied Therapeutics, Inc. * 435 8,056
Aprea Therapeutics, Inc. * 341 1,599
Aptinyx, Inc. * 723 1,938
AquaBounty Technologies,
Inc. * 18 102
Aravive, Inc. * 401 2,105
Arcturus Therapeutics
Holdings, Inc. * 688 25,222
Arcus Biosciences, Inc. * 1,094 36,922
Arcutis Biotherapeutics, Inc. * 325 10,887
Ardelyx, Inc. * 2,663 19,467
Arena Pharmaceuticals, Inc. * 1,909 131,015
Arrowhead Pharmaceuticals,
Inc. * 3,209 233,487
Assembly Biosciences, Inc. * 1,249 5,346
Atara Biotherapeutics, Inc. * 1,972 27,726
Athenex, Inc. * 2,478 9,937
Athersys, Inc. * 5,520 9,218
Atreca, Inc., Class A * 811 9,683
Common Stocks
Shares Value ($)
Biotechnology
AVEO Pharmaceuticals, Inc. * 406 2,862
Avid Bioservices, Inc. * 1,613 34,526
Avidity Biosciences, Inc. * 950 22,268
Avita Medical, Inc. * 22 454
Avrobio, Inc. * 948 11,073
Axcella Health, Inc. * 377 1,561
Beam Therapeutics, Inc. *(d) 1,242 101,844
Beyondspring, Inc. * 682 7,359
BioAtla, Inc. * 555 27,522
BioCryst Pharmaceuticals,
Inc. * 5,269 61,305
Biogen, Inc. * 4,632 1,238,273
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,627 122,188
BioMarin Pharmaceutical,
Inc. * 5,301 413,054
Biomea Fusion, Inc. *(d) 7,766 131,634
BioNTech SE , ADR-DE* 491 92,445
BioNTech SE , ADR-DE* 482 91,902
Bioxcel Therapeutics, Inc. * 369 12,535
Black Diamond Therapeutics,
Inc. * 469 12,494
Bluebird Bio, Inc. * 2,420 72,600
Blueprint Medicines Corp. * 1,488 143,324
Bolt Biotherapeutics, Inc. * 912 20,392
BrainStorm Cell Therapeutics,
Inc. * 774 2,686
Bridgebio Pharma, Inc. *(d) 3,014 168,543
C4 Therapeutics, Inc. * 231 7,646
Cabaletta Bio, Inc. * 428 4,764
Calithera Biosciences, Inc. * 2,320 5,034
Calyxt, Inc. * 373 1,858
Cardiff Oncology, Inc. * 36 357
CareDx, Inc. * 1,464 115,758
CASI Pharmaceuticals, Inc. * 1,963 3,514
Catabasis Pharmaceuticals,
Inc. * 549 1,235
Catalyst Biosciences, Inc. * 659 3,321
Catalyst Pharmaceuticals,
Inc. * 3,516 16,103
Celldex Therapeutics, Inc. * 3,546 107,550
CEL-SCI Corp. *(d) 1,191 28,739
Centogene NV * 145 1,576
Checkpoint Therapeutics,
Inc. * 1,479 4,289
ChemoCentryx, Inc. * 1,475 71,287
Chimerix, Inc. * 1,327 11,558
Chinook Therapeutics, Inc. * 447 8,024
Cidara Therapeutics, Inc. * 960 2,131
Clovis Oncology, Inc. *(d) 2,216 13,163
Cohbar, Inc. Reg. S * 812 1,088
Coherus Biosciences, Inc. * 841 12,447
Concert Pharmaceuticals,
Inc. * 1,343 5,573
Constellation
Pharmaceuticals, Inc. * 850 18,377
ContraFect Corp. * 422 1,869
Corbus Pharmaceuticals
Holdings, Inc. * 2,959 5,326
Cortexyme, Inc. *(d) 505 19,781

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Biotechnology
Crinetics Pharmaceuticals,
Inc. * 897 15,527
CTI BioPharma Corp. * 63 152
Cue Biopharma, Inc. * 798 9,680
Cullinan Oncology, Inc. *(d) 840 27,266
Cyclerion Therapeutics, Inc. * 989 2,156
Cytokinetics, Inc. * 1,924 48,947
CytomX Therapeutics, Inc. * 1,531 14,330
Decibel Therapeutics, Inc. * 576 5,253
Deciphera Pharmaceuticals,
Inc. * 1,321 61,255
Denali Therapeutics, Inc. * 1,698 102,627
DermTech, Inc. * 239 10,050
Design Therapeutics, Inc. * 4,629 121,419
Dicerna Pharmaceuticals,
Inc. * 2,119 66,092
Dyadic International, Inc. * 578 2,607
Dynavax Technologies Corp. * 2,637 26,317
Dyne Therapeutics, Inc. * 1,687 33,200
Eagle Pharmaceuticals, Inc. * 348 14,209
Editas Medicine, Inc. * 1,922 71,133
Eiger BioPharmaceuticals,
Inc. * 955 8,108
Emergent BioSolutions, Inc. * 1,323 80,677
Enanta Pharmaceuticals, Inc. * 647 32,829
Enochian Biosciences,
Inc. *(d) 537 1,815
Epizyme, Inc. * 2,935 22,922
Esperion Therapeutics, Inc. * 888 23,932
Evelo Biosciences, Inc. * 433 5,694
Exact Sciences Corp. * 4,451 586,731
Exelixis, Inc. * 8,522 209,812
Exicure, Inc. * 2,076 4,090
Fate Therapeutics, Inc. * 1,988 173,731
Fennec Pharmaceuticals,
Inc. * 720 4,500
FibroGen, Inc. * 2,838 63,344
Finch Therapeutics Group,
Inc. *(d) 5,604 78,456
Flexion Therapeutics, Inc. * 1,253 9,723
Foghorn Therapeutics, Inc. * 1,613 17,711
Forma Therapeutics Holdings,
Inc. * 731 19,700
Forte Biosciences, Inc. * 10 362
Fortress Biotech, Inc. * 1,750 7,560
Frequency Therapeutics, Inc. * 1,035 12,016
G1 Therapeutics, Inc. * 1,160 24,441
Galectin Therapeutics,
Inc. *(d) 1,080 4,774
Galera Therapeutics, Inc. * 332 2,706
Generation Bio Co. * 1,087 39,632
Genprex, Inc. * 944 3,587
Geron Corp. * 7,228 10,481
Gilead Sciences, Inc. 39,153 2,485,041
Global Blood Therapeutics,
Inc. * 2,120 86,454
GlycoMimetics, Inc. * 1,286 3,086
Gossamer Bio, Inc. * 1,641 14,178
Gritstone Oncology, Inc. * 1,119 10,127
Halozyme Therapeutics, Inc. * 4,500 224,775
Common Stocks
Shares Value ($)
Biotechnology
Harpoon Therapeutics, Inc. * 352 7,969
Heat Biologics, Inc. * 22 151
Heron Therapeutics, Inc. * 2,906 50,797
Homology Medicines, Inc. * 1,084 7,339
Hookipa Pharma, Inc. * 652 8,828
Humanigen, Inc. * 41 790
iBio, Inc. *(d) 1,500 2,055
Ideaya Biosciences, Inc. * 409 8,405
IGM Biosciences, Inc. * 249 17,609
Immunic, Inc. * 153 2,350
ImmunityBio, Inc. *(d) 766 13,596
ImmunoGen, Inc. * 5,861 47,240
Immunovant, Inc. * 1,369 21,466
Impel Neuropharma, Inc. *(d) 15,823 240,510
Incyte Corp. * 5,922 505,620
Inhibrx, Inc. * 8 171
Inovio Pharmaceuticals,
Inc. *(d) 4,663 31,755
Inozyme Pharma, Inc. * 6 111
Insmed, Inc. * 3,278 110,567
Instil Bio, Inc. * 620 12,729
Intellia Therapeutics, Inc. * 1,545 118,610
Intercept Pharmaceuticals,
Inc. * 851 16,833
Invitae Corp. *(d) 3,659 127,699
Ionis Pharmaceuticals, Inc. * 3,693 158,134
Iovance Biotherapeutics, Inc. * 4,411 138,682
Ironwood Pharmaceuticals,
Inc. * 5,150 56,856
iTeos Therapeutics, Inc. * 236 5,548
IVERIC bio, Inc. * 1,622 11,354
Jounce Therapeutics, Inc. * 529 4,988
Kadmon Holdings, Inc. * 5,531 22,456
KalVista Pharmaceuticals,
Inc. * 479 11,961
Karuna Therapeutics, Inc. * 200 22,202
Karyopharm Therapeutics,
Inc. * 2,978 27,815
Keros Therapeutics, Inc. * 194 11,407
Kezar Life Sciences, Inc. * 931 5,428
Kindred Biosciences, Inc. * 1,546 7,730
Kiniksa Pharmaceuticals Ltd.,
Class A * 724 11,917
Kinnate Biopharma, Inc. * 997 26,740
Kodiak Sciences, Inc. * 963 116,369
Kronos Bio, Inc. * 1,117 30,237
Krystal Biotech, Inc. * 411 32,650
Kura Oncology, Inc. * 1,717 46,239
Kymera Therapeutics, Inc. * 6 273
La Jolla Pharmaceutical
Co. *(d) 631 2,802
Larimar Therapeutics, Inc. * 10 133
Leap Therapeutics, Inc. * 50 85
Lexicon Pharmaceuticals,
Inc. * 1,734 8,427
Ligand Pharmaceuticals, Inc. * 231 33,701
Lineage Cell Therapeutics,
Inc. * 110 301
LogicBio Therapeutics, Inc. * 355 1,960
Lumos Pharma, Inc. * 7 87

34 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
MacroGenics, Inc. * 1,675 54,203
Madrigal Pharmaceuticals,
Inc. * 296 40,286
Magenta Therapeutics, Inc. * 885 10,310
MannKind Corp. *(d) 8,905 40,696
Marker Therapeutics, Inc. * 976 2,499
Matinas BioPharma Holdings,
Inc. * 189 166
MediciNova, Inc. *(d) 1,610 7,068
MEI Pharma, Inc. * 4,130 15,074
MeiraGTx Holdings plc * 728 10,905
Mersana Therapeutics, Inc. * 1,408 22,429
Minerva Neurosciences, Inc. * 1,472 3,503
Mirati Therapeutics, Inc. * 1,325 220,241
Mirum Pharmaceuticals, Inc. * 205 4,006
Moderna, Inc. * 9,340 1,670,179
Molecular Templates, Inc. * 947 8,864
Morphic Holding, Inc. * 373 20,664
Mustang Bio, Inc. * 964 3,114
Myovant Sciences Ltd. * 37 773
Myriad Genetics, Inc. * 2,433 73,525
Natera, Inc. * 2,320 255,246
Neoleukin Therapeutics, Inc. * 857 10,704
Neubase Therapeutics, Inc. * 592 3,570
NeuroBo Pharmaceuticals,
Inc. * 112 402
Neurocrine Biosciences,
Inc. *(d) 2,734 258,336
NextCure, Inc. * 693 6,078
Nkarta, Inc. * 514 16,371
Novavax, Inc. * 1,851 438,557
Nurix Therapeutics, Inc. * 798 27,786
Nymox Pharmaceutical
Corp. *(d) 1,194 2,376
Olema Pharmaceuticals, Inc. * 744 20,869
Oncocyte Corp. * 1,523 7,828
Oncorus, Inc. * 1,213 19,469
OPKO Health, Inc. * 12,524 51,348
Organogenesis Holdings,
Inc. * 755 16,882
Orgenesis, Inc. *(d) 626 2,936
ORIC Pharmaceuticals, Inc. * 330 7,963
Ovid therapeutics, Inc. * 1,377 5,054
Oyster Point Pharma, Inc. * 180 3,717
Palatin Technologies, Inc. * 218 136
Passage Bio, Inc. * 537 10,074
PhaseBio Pharmaceuticals,
Inc. * 409 1,239
Pieris Pharmaceuticals, Inc. * 1,542 3,331
PMV Pharmaceuticals, Inc. * 781 26,343
Poseida Therapeutics, Inc. * 35 328
Praxis Precision Medicines,
Inc. * 125 3,832
Precigen, Inc. * 2,460 19,028
Precision BioSciences, Inc. * 1,308 12,151
Prelude Therapeutics, Inc. * 497 20,596
Prometheus Biosciences,
Inc. * 612 15,037
Protagonist Therapeutics,
Inc. * 858 24,831
Common Stocks
Shares Value ($)
Biotechnology
Protara Therapeutics, Inc. * 76 850
Prothena Corp. plc * 1,200 31,848
PTC Therapeutics, Inc. * 2,088 86,046
Puma Biotechnology, Inc. * 951 9,377
Qualigen Therapeutics, Inc. * 25 54
Radius Health, Inc. * 1,556 34,699
Rain Therapeutics, Inc. *(d) 6,926 113,379
RAPT Therapeutics, Inc. * 407 8,930
Recursion Pharmaceuticals,
Inc., Class A *(d) 8,019 267,835
Regeneron Pharmaceuticals,
Inc. * 2,980 1,434,274
REGENXBIO, Inc. * 1,154 40,032
Relay Therapeutics, Inc. * 1,181 37,450
Replimune Group, Inc. * 682 24,954
REVOLUTION Medicines,
Inc. * 958 31,796
Rhythm Pharmaceuticals,
Inc. * 1,128 24,320
Rigel Pharmaceuticals, Inc. * 5,953 22,145
Rocket Pharmaceuticals, Inc. * 1,156 52,991
Rubius Therapeutics, Inc. * 1,334 33,377
Sage Therapeutics, Inc. * 1,746 137,515
Sana Biotechnology, Inc. * 2,077 44,655
Sangamo Therapeutics, Inc. * 4,035 47,532
Sarepta Therapeutics, Inc. * 2,139 151,527
Savara, Inc. * 1,633 3,103
Scholar Rock Holding Corp. * 812 26,268
Seagen, Inc. * 3,868 556,064
Selecta Biosciences, Inc. * 2,039 6,117
Seres Therapeutics, Inc. * 1,229 25,575
Sesen Bio, Inc. * 133 383
Shattuck Labs, Inc. * 211 7,950
Sigilon Therapeutics, Inc. * 8 111
Silverback Therapeutics, Inc. * 616 19,743
Sio Gene Therapies, Inc. * 31 87
Soleno Therapeutics, Inc. * 1,080 1,307
Solid Biosciences, Inc. * 903 4,596
Sorrento Therapeutics,
Inc. *(d) 5,868 48,294
Spectrum Pharmaceuticals,
Inc. * 4,151 12,910
Spero Therapeutics, Inc. * 541 7,444
SpringWorks Therapeutics,
Inc. * 779 55,979
Stoke Therapeutics, Inc. * 481 15,536
Surface Oncology, Inc. * 28 205
Sutro Biopharma, Inc. * 528 10,829
Syndax Pharmaceuticals,
Inc. * 1,080 17,215
Syros Pharmaceuticals, Inc. * 1,571 9,489
T2 Biosystems, Inc. * 145 200
Taysha Gene Therapies, Inc. * 396 10,221
TCR2 Therapeutics, Inc. * 477 10,833
TG Therapeutics, Inc. * 3,930 175,710
Tonix Pharmaceuticals
Holding Corp. * 272 310
Translate Bio, Inc. * 1,949 45,256
Travere Therapeutics, Inc. * 1,376 34,015
Trevena, Inc. * 154 265

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Biotechnology
Turning Point Therapeutics,
Inc. * 938 71,504
Twist Bioscience Corp. * 1,446 194,039
Tyme Technologies, Inc. * 2,198 3,407
Ultragenyx Pharmaceutical,
Inc. * 1,869 208,655
United Therapeutics Corp. * 1,282 258,400
UNITY Biotechnology, Inc. * 1,287 6,396
UroGen Pharma Ltd. * 672 13,070
Vaccitech plc , ADR-UK* 1,407 19,839
Vanda Pharmaceuticals, Inc. * 1,770 29,382
Vaxart, Inc. * 963 10,381
Vaxcyte, Inc. * 736 13,668
VBI Vaccines, Inc. * 4,464 14,062
Veracyte, Inc. * 1,731 86,117
Verastem, Inc. * 4,622 14,190
Vericel Corp. * 1,515 94,566
Vertex Pharmaceuticals, Inc. * 7,903 1,724,435
Viking Therapeutics, Inc. * 2,306 14,735
Vir Biotechnology, Inc. * 1,546 73,806
Vor BioPharma, Inc. * 960 27,053
Voyager Therapeutics, Inc. * 1,108 5,341
vTv Therapeutics, Inc.,
Class A *(d) 401 1,027
X4 Pharmaceuticals, Inc. * 552 4,626
XBiotech, Inc. * 515 8,796
Xencor, Inc. * 1,875 79,800
XOMA Corp. * 204 7,764
Y-mAbs Therapeutics, Inc. * 1,000 30,070
Zentalis Pharmaceuticals,
Inc. * 337 19,991
ZIOPHARM Oncology, Inc. * 7,129 24,666
34,010,775
Building Products 0.3%
A O Smith Corp. 4,417 299,252
AAON, Inc. 1,418 92,751
Advanced Drainage Systems,
Inc. 1,700 189,822
Allegion plc 2,857 383,924
Alpha Pro Tech Ltd. *(d) 354 3,172
American Woodmark Corp. * 558 55,499
Apogee Enterprises, Inc. 924 32,460
Armstrong World Industries,
Inc. 1,600 165,840
AZEK Co., Inc. (The) * 2,309 111,479
Builders FirstSource, Inc. * 6,278 305,550
Caesarstone Ltd. 815 11,377
Carrier Global Corp. 26,622 1,160,187
Cornerstone Building Brands,
Inc. * 1,270 17,856
CSW Industrials, Inc. 499 67,570
Fortune Brands Home &
Security, Inc. 4,095 429,893
Gibraltar Industries, Inc. * 1,079 99,117
Griffon Corp. 1,276 34,605
Insteel Industries, Inc. 687 26,195
JELD-WEN Holding, Inc. * 2,279 66,478
Johnson Controls International
plc 22,559 1,406,328
Common Stocks
Shares Value ($)
Building Products
Lennox International, Inc. 1,087 364,515
Masco Corp. 7,706 492,259
Masonite International Corp. * 752 94,970
Owens Corning 3,136 303,596
PGT Innovations, Inc. * 1,933 50,896
Quanex Building Products
Corp. 1,156 31,547
Resideo Technologies, Inc. * 4,395 131,894
Simpson Manufacturing Co.,
Inc. 1,110 125,097
Trane Technologies plc 7,374 1,281,822
Trex Co., Inc. * 3,377 364,682
UFP Industries, Inc. 1,512 127,069
8,327,702
Capital Markets 1.4%
Acies Acquisition Corp.,
Class A * 22 220
Affiliated Managers Group,
Inc. 1,442 232,407
Ajax I, Class A * 83 827
Altimar Acquisition Corp.,
Class A * 26 260
Altimeter Growth Corp.,
Class A * 46 612
Ameriprise Financial, Inc. 3,639 940,318
Apollo Global Management,
Inc. 5,961 330,061
Ares Management Corp. 3,665 192,486
Artisan Partners Asset
Management, Inc., Class A 2,008 102,247
Assetmark Financial Holdings,
Inc. * 1,409 31,731
Associated Capital Group,
Inc., Class A 184 6,574
Atlas Crest Investment Corp.,
Class A * 51 507
B. Riley Financial, Inc. 687 48,976
Bank of New York Mellon
Corp. (The) 28,009 1,397,089
BCTG Acquisition Corp. * 17 199
BGC Partners, Inc., Class A 10,819 57,341
BlackRock, Inc. 144 117,979
Blackstone Group, Inc. (The) 689 60,970
Blucora, Inc. * 1,747 25,148
Bluescape Opportunities
Acquisition Corp., Class A * 63 627
BowX Acquisition Corp.,
Class A * 40 488
Brightsphere Investment
Group, Inc. 2,247 50,580
Capstar Special Purpose
Acquisition Corp., Class A * 28 276
Carlyle Group, Inc. (The) 4,239 180,836
Cboe Global Markets, Inc. 6,789 708,568
CC Neuberger Principal
Holdings II, Class A * 85 851
Cerberus Telecom Acquisition
Corp., Class A * 27 268
Charles Schwab Corp. (The) 42,672 3,004,109

36 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Churchill Capital Corp. II,
Class A * 71 708
Churchill Capital Corp. IV,
Class A * 213 4,492
CME Group, Inc. 10,859 2,193,409
Cohen & Steers, Inc. 714 48,566
Cohn Robbins Holdings Corp.,
Class A * 85 842
Coinbase Global, Inc.,
Class A * 668 198,823
Cowen, Inc., Class A 945 37,318
Decarbonization Plus
Acquisition Corp., Class A * 23 239
Diamond Hill Investment
Group, Inc. 123 21,033
dMY Technology Group, Inc.
III, Class A * 31 334
Donnelley Financial Solutions,
Inc. * 2,313 70,685
DPCM Capital, Inc., Class A * 31 308
Empower Ltd., Class A * 33 330
Equity Distribution Acquisition
Corp., Class A * 53 526
Evercore, Inc., Class A 1,427 199,965
Executive Network Partnering
Corp., Class A * 44 429
FactSet Research Systems,
Inc. 1,354 455,242
Falcon Capital Acquisition
Corp., Class A * 44 439
Federated Hermes, Inc.,
Class B 3,569 102,787
Focus Financial Partners, Inc.,
Class A * 1,074 50,542
Fortress Value Acquisition
Corp. II, Class A * 44 438
Franklin Resources, Inc. 9,621 288,630
FTAC Olympus Acquisition
Corp., Class A * 78 785
GAMCO Investors, Inc.,
Class A 215 4,231
GCM Grosvenor, Inc.,
Class A (d) 7,650 100,903
Goldman Sachs Group, Inc.
(The) 10,825 3,771,971
Good Works Acquisition
Corp. * 20 202
Greenhill & Co., Inc. 748 11,355
Hamilton Lane, Inc., Class A 1,191 107,726
Healthcare Services
Acquisition Corp., Class A * 34 331
Helix Acquisition Corp.,
Class A * 15 152
HIG Acquisition Corp.,
Class A * 37 364
Horizon Acquisition Corp.,
Class A * 40 399
Horizon Acquisition Corp. II,
Class A * 24 243
Common Stocks
Shares Value ($)
Capital Markets
Houlihan Lokey, Inc. 2,039 135,125
IG Acquisition Corp., Class A * 40 400
Interactive Brokers Group,
Inc., Class A 2,482 177,513
Intercontinental Exchange,
Inc. 17,463 2,055,570
Invesco Ltd. 11,939 322,353
KKR & Co., Inc. 16,970 960,163
Landcadia Holdings III, Inc.,
Class A * 51 585
Lazard Ltd., Class A 2,857 128,536
Lefteris Acquisition Corp.,
Class A * 21 208
LPL Financial Holdings, Inc. 2,751 431,082
Lux Health Tech Acquisition
Corp., Class A * 35 362
MarketAxess Holdings, Inc. 1,356 662,352
Moelis & Co., Class A 1,947 105,683
Montes Archimedes
Acquisition Corp., Class A * 42 414
Moody's Corp. 5,247 1,714,247
Morgan Stanley 59,713 4,929,308
Morningstar, Inc. 842 223,138
MSCI, Inc. 2,510 1,219,283
Nasdaq, Inc. 3,856 622,898
NextGen Acquisition Corp. * 39 386
Northern Star Acquisition
Corp., Class A * 26 277
Northern Trust Corp. 6,270 713,526
Oaktree Acquisition Corp. II,
Class A * 32 319
Open Lending Corp., Class A * 2,509 97,976
Oppenheimer Holdings, Inc.,
Class A 563 28,809
Piper Sandler Cos. 668 77,481
PJT Partners, Inc., Class A 855 62,868
Prime Impact Acquisition I,
Class A * 42 409
Property Solutions Acquisition
Corp. * 30 352
Pzena Investment
Management, Inc., Class A 664 6,992
Raymond James Financial,
Inc. 4,168 545,091
Recharge Acquisition Corp.,
Class A * 21 207
RedBall Acquisition Corp.,
Class A * 61 608
Rodgers Silicon Valley
Acquisition Corp. * 18 249
S&P Global, Inc. 7,571 2,955,643
Safeguard Scientifics, Inc. * 640 3,942
Sarissa Capital Acquisition
Corp., Class A * 21 212
Sculptor Capital Management,
Inc. 680 15,463
SEI Investments Co. 4,604 282,870
Siebert Financial Corp. *(d) 348 1,395

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Capital Markets
Silvercrest Asset Management
Group, Inc., Class A 800 11,128
Social Capital Hedosophia
Holdings Corp. IV, Class A * 47 506
Social Capital Hedosophia
Holdings Corp. V, Class A * 83 1,411
Social Capital Hedosophia
Holdings Corp. VI, Class A * 118 1,246
Spartacus Acquisition Corp.,
Class A * 20 199
Spring Valley Acquisition
Corp., Class A * 21 210
State Street Corp. 11,222 942,087
StepStone Group, Inc.,
Class A 1,090 36,297
Stifel Financial Corp. 3,536 244,656
StoneX Group, Inc. * 569 36,143
Supernova Partners
Acquisition Co., Inc.,
Class A * 41 409
T. Rowe Price Group, Inc. 7,126 1,276,979
Tekkorp Digital Acquisition
Corp., Class A * 25 247
Thunder Bridge Acquisition II
Ltd., Class A * 44 442
TPG Pace Tech Opportunities
Corp., Class A * 46 476
Tradeweb Markets, Inc.,
Class A 2,863 232,705
TS Innovation Acquisitions
Corp., Class A * 31 317
Value Line, Inc. 36 1,099
Vesper Healthcare Acquisition
Corp., Class A * 59 683
Victory Capital Holdings, Inc.,
Class A 16 444
Virtu Financial, Inc., Class A 2,147 63,616
Virtus Investment Partners,
Inc. 292 79,850
Vistas Media Acquisition Co.,
Inc., Class A * 12 119
Waddell & Reed Financial,
Inc., Class A 2,311 57,729
Westwood Holdings Group,
Inc. 394 7,127
WisdomTree Investments, Inc. 6,340 43,017
36,690,739
Chemicals 0.9%
Advanced Emissions
Solutions, Inc. * 425 1,998
AdvanSix, Inc. * 1,002 29,138
AgroFresh Solutions, Inc. * 1,028 2,179
Air Products & Chemicals, Inc. 6,747 1,946,375
Albemarle Corp. 3,546 596,331
American Vanguard Corp. 1,065 21,066
Amyris, Inc. * 1,118 16,278
Ashland Global Holdings, Inc. 1,887 162,678
Avient Corp. 3,049 154,798
Axalta Coating Systems Ltd. * 17,432 555,907
Common Stocks
Shares Value ($)
Chemicals
Balchem Corp. 764 97,173
Cabot Corp. 2,090 114,699
Celanese Corp. 3,474 544,202
CF Industries Holdings, Inc. 6,086 295,962
Chase Corp. 260 30,794
Chemours Co. (The) 4,188 126,478
Corteva, Inc. 23,004 1,121,675
Danimer Scientific, Inc. * 1,258 32,142
Dow, Inc. 22,782 1,423,875
DuPont de Nemours, Inc. 16,495 1,271,929
Eastman Chemical Co. 4,210 485,792
Ecolab, Inc. 7,531 1,687,848
Element Solutions, Inc. 5,803 126,970
Ferro Corp. * 1,261 21,008
Flotek Industries, Inc. * 64 97
FMC Corp. 3,956 467,757
FutureFuel Corp. 965 12,256
GCP Applied Technologies,
Inc. * 1,730 44,444
Hawkins, Inc. 681 22,711
HB Fuller Co. 1,682 112,391
Huntsman Corp. 6,839 196,074
Ingevity Corp. * 1,107 86,435
Innospec, Inc. 821 79,974
International Flavors &
Fragrances, Inc. 7,353 1,045,376
Intrepid Potash, Inc. * 341 10,967
Koppers Holdings, Inc. * 718 23,866
Kraton Corp. * 1,108 39,622
Kronos Worldwide, Inc. 830 14,110
Linde plc 15,432 4,411,083
Livent Corp. * 2,829 50,979
LyondellBasell Industries NV,
Class A 7,695 798,279
Marrone Bio Innovations, Inc. * 1,876 3,170
Minerals Technologies, Inc. 681 53,213
Mosaic Co. (The) 10,585 372,380
NewMarket Corp. 165 57,187
Olin Corp. 4,014 172,722
Orion Engineered Carbons
SA * 452 8,977
PPG Industries, Inc. 7,169 1,227,620
PQ Group Holdings, Inc. 1,399 19,586
Quaker Chemical Corp. 423 102,514
Rayonier Advanced Materials,
Inc. * 2,107 19,153
RPM International, Inc. 3,920 371,773
Scotts Miracle-Gro Co. (The) 1,189 274,849
Sensient Technologies Corp. 1,455 119,659
Sherwin-Williams Co. (The) 7,636 2,091,271
Stepan Co. 707 92,377
Trecora Resources * 738 5,601
Tredegar Corp. 928 13,567
Trinseo SA 1,160 71,816
Tronox Holdings plc, Class A 2,605 55,226
Valvoline, Inc. 6,130 192,482
Venator Materials plc * 56 259
W R Grace & Co. 1,423 97,803
Westlake Chemical Corp. 1,193 112,011

38 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Chemicals
Zymergen, Inc. * 6,059 281,016
24,099,948
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 2,148 110,429
ACCO Brands Corp. 2,881 24,719
Acme United Corp. 3 134
ACV Auctions, Inc., Class A * 1,196 40,652
ADT, Inc. 5,713 52,560
Brady Corp., Class A 896 48,895
BrightView Holdings, Inc. * 1,068 19,149
Brink's Co. (The) 1,214 97,023
Casella Waste Systems, Inc.,
Class A * 1,485 99,658
CECO Environmental Corp. * 1,409 10,286
Cimpress plc * 195 18,576
Cintas Corp. 2,674 922,904
Clean Harbors, Inc. * 1,740 154,790
CompX International, Inc. 68 1,308
Copart, Inc. * 6,367 792,755
CoreCivic, Inc. * 163 1,267
Covanta Holding Corp. 1,648 24,786
Deluxe Corp. 743 32,707
Driven Brands Holdings, Inc. * 1,095 31,229
Ennis, Inc. 880 18,242
Harsco Corp. * 2,494 44,717
Healthcare Services Group,
Inc. 2,581 77,301
Heritage-Crystal Clean, Inc. * 569 16,342
Herman Miller, Inc. 1,913 79,390
HNI Corp. 180 7,621
IAA, Inc. * 4,021 252,559
Interface, Inc. 1,987 25,513
KAR Auction Services, Inc. * 3,309 49,602
Kimball International, Inc.,
Class B 1,262 18,400
Knoll, Inc. 1,733 41,419
Matthews International Corp.,
Class A 1,055 43,656
Montrose Environmental
Group, Inc. * 20 1,084
MSA Safety, Inc. 1,215 195,323
NL Industries, Inc. 307 2,180
Perma-Fix Environmental
Services, Inc. * 12 90
Pitney Bowes, Inc. 5,547 41,436
Quad/Graphics, Inc. * 1,502 5,407
Republic Services, Inc. 6,218 660,973
Rollins, Inc. 6,305 235,050
RR Donnelley & Sons Co. * 70 303
SP Plus Corp. * 807 27,704
Steelcase, Inc., Class A 3,004 41,455
Stericycle, Inc. * 3,139 239,443
Team, Inc. * 1,042 10,285
Tetra Tech, Inc. 1,795 229,096
UniFirst Corp. 495 110,974
US Ecology, Inc. * 983 41,738
Viad Corp. * 722 30,079
Vidler Water Resouces, Inc. * 17 154
VSE Corp. 353 15,232
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Waste Management, Inc. 12,818 1,768,500
6,815,095
Communications Equipment 0.4%
ADTRAN, Inc. 1,626 27,788
Applied Optoelectronics,
Inc. *(d) 648 4,802
Arista Networks, Inc. * 1,744 549,656
CalAmp Corp. * 1,135 15,606
Calix, Inc. * 924 39,076
Cambium Networks Corp. * 158 9,480
Casa Systems, Inc. * 1,013 7,947
Ciena Corp. * 4,379 221,008
Cisco Systems, Inc. 128,925 6,563,572
Clearfield, Inc. * 311 10,683
CommScope Holding Co.,
Inc. * 7,016 115,413
Comtech Telecommunications
Corp. 890 21,342
Digi International, Inc. * 1,030 18,406
DZS, Inc. * 360 5,407
EchoStar Corp., Class A * 1,235 30,196
EMCORE Corp. * 27 168
Extreme Networks, Inc. * 4,147 47,193
F5 Networks, Inc. * 1,793 334,861
Genasys, Inc. * 1,120 7,000
Harmonic, Inc. * 3,078 24,070
Infinera Corp. * 5,385 49,650
Inseego Corp. *(d) 2,252 19,998
Juniper Networks, Inc. 9,495 241,078
KVH Industries, Inc. * 506 6,775
Lumentum Holdings, Inc. * 2,076 176,564
Motorola Solutions, Inc. 5,168 973,134
NETGEAR, Inc. * 1,041 38,736
NetScout Systems, Inc. * 2,270 59,463
PCTEL, Inc. * 603 4,028
Plantronics, Inc. * 1,164 46,548
Resonant, Inc. *(d) 1,567 5,124
Ribbon Communications, Inc. * 2,564 17,307
Ubiquiti, Inc. 282 80,463
ViaSat, Inc. * 2,054 106,377
Viavi Solutions, Inc. * 7,720 126,299
10,005,218
Construction & Engineering 0.1%
AECOM * 4,279 284,254
Aegion Corp. * 1,124 33,832
Ameresco, Inc., Class A * 847 44,713
API Group Corp. Reg. S *(a) 4,861 103,345
Arcosa, Inc. 1,683 101,468
Argan, Inc. 525 26,329
Comfort Systems USA, Inc. 1,136 93,561
Concrete Pumping Holdings,
Inc. * 885 7,195
Construction Partners, Inc.,
Class A * 729 23,131
Dycom Industries, Inc. * 704 66,042
EMCOR Group, Inc. 1,372 164,366
Fluor Corp. * 4,591 105,501
Granite Construction, Inc. 502 19,126

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Construction & Engineering
Great Lakes Dredge & Dock
Corp. * 2,218 34,823
HC2 Holdings, Inc. *(d) 2,214 9,299
IES Holdings, Inc. * 228 12,036
MasTec, Inc. * 1,925 200,893
Matrix Service Co. * 926 12,232
MYR Group, Inc. * 481 37,470
Northwest Pipe Co. * 295 9,815
NV5 Global, Inc. * 368 33,168
Orion Group Holdings, Inc. * 29 156
Primoris Services Corp. 1,562 51,015
Quanta Services, Inc. 4,125 398,640
Sterling Construction Co.,
Inc. * 1,008 21,017
Tutor Perini Corp. * 1,393 22,427
Valmont Industries, Inc. 682 168,352
WillScot Mobile Mini Holdings
Corp. * 4,510 132,008
2,216,214
Construction Materials 0.1%
Eagle Materials, Inc. * 1,172 161,900
Forterra, Inc. * 546 12,809
Martin Marietta Materials, Inc. 1,894 668,809
Summit Materials, Inc.,
Class A * 2,591 74,595
United States Lime &
Minerals, Inc. 71 9,811
US Concrete, Inc. * 594 37,666
Vulcan Materials Co. 4,125 735,240
1,700,830
Consumer Finance 0.3%
Ally Financial, Inc. 12,148 625,015
American Express Co. 20,329 3,117,452
Atlanticus Holdings Corp. * 158 4,939
Capital One Financial Corp. 14,035 2,092,338
Credit Acceptance Corp. *(d) 245 96,724
Curo Group Holdings Corp. 640 9,165
Discover Financial Services 11,403 1,299,942
Encore Capital Group, Inc. * 1,069 42,054
Enova International, Inc. * 1,095 37,493
EZCORP, Inc., Class A * 2,105 11,851
FirstCash, Inc. 923 66,484
Green Dot Corp., Class A * 1,667 76,282
LendingClub Corp. * 2,487 38,275
LendingTree, Inc. * 305 62,979
Navient Corp. 7,046 118,584
Nelnet, Inc., Class A 258 19,151
OneMain Holdings, Inc. 2,382 135,464
Oportun Financial Corp. * 683 14,828
PRA Group, Inc. * 1,581 59,572
PROG Holdings, Inc. 2,240 114,106
Regional Management Corp. 356 13,788
Santander Consumer USA
Holdings, Inc. 2,695 91,468
SLM Corp. 10,515 206,725
Synchrony Financial 17,845 780,540
Upstart Holdings, Inc. *(d) 1,084 118,178
Common Stocks
Shares Value ($)
Consumer Finance
World Acceptance Corp. * 186 24,318
9,277,715
Containers & Packaging 0.2%
Amcor plc 48,062 564,728
AptarGroup, Inc. 1,799 271,307
Ardagh Group SA 721 19,366
Avery Dennison Corp. 2,698 577,831
Ball Corp. 9,659 904,469
Berry Global Group, Inc. * 4,046 257,407
Crown Holdings, Inc. 3,929 431,404
Graphic Packaging Holding
Co. 9,062 168,100
Greif, Inc., Class A 976 58,881
International Paper Co. 12,387 718,446
Myers Industries, Inc. 1,298 29,283
O-I Glass, Inc. * 3,813 62,876
Packaging Corp. of America 3,057 451,366
Pactiv Evergreen, Inc. 1,961 28,866
Ranpak Holdings Corp. * 517 9,942
Sealed Air Corp. 4,479 221,263
Silgan Holdings, Inc. 1,733 73,081
Sonoco Products Co. 2,517 164,763
UFP Technologies, Inc. * 263 13,166
Westrock Co. 7,835 436,801
5,463,346
Distributors 0.1%
Core-Mark Holding Co., Inc. 872 37,112
Educational Development
Corp. 6 107
Funko, Inc., Class A * 882 18,998
Genuine Parts Co. 4,349 543,495
Greenlane Holdings, Inc.,
Class A * 288 1,267
LKQ Corp. * 9,111 425,575
Pool Corp. 1,202 507,869
Weyco Group, Inc. 202 3,973
1,538,396
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc. * 1,512 51,877
American Public Education,
Inc. * 504 15,352
Aspen Group, Inc. * 672 3,205
Bright Horizons Family
Solutions, Inc. * 1,804 261,273
Carriage Services, Inc. 635 23,609
Chegg, Inc. * 4,037 364,662
Coursera, Inc. *(d) 3,810 170,307
frontdoor, Inc. * 2,882 154,274
Graham Holdings Co., Class B 153 97,248
Grand Canyon Education,
Inc. * 1,564 169,366
H&R Block, Inc. 4,569 101,706
Houghton Mifflin Harcourt
Co. * 3,464 31,453
Laureate Education, Inc.,
Class A * 3,741 51,439

40 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Diversified Consumer Services
Lincoln Educational Services
Corp. * 24 154
OneSpaWorld Holdings Ltd. * 1,489 15,865
Perdoceo Education Corp. * 2,327 27,133
Regis Corp. * 898 11,620
Select Interior Concepts, Inc.,
Class A * 19 143
Service Corp. International 4,823 257,741
Strategic Education, Inc. 739 55,469
Stride, Inc. * 1,341 38,393
Terminix Global Holdings,
Inc. * 4,351 221,422
Universal Technical Institute,
Inc. * 1,012 5,698
Vivint Smart Home, Inc. * 2,382 28,536
WW International, Inc. * 321 8,905
XpresSpa Group, Inc. * 96 132
Zovio, Inc. * 31 115
2,167,097
Diversified Financial Services 0.6%
Alerus Financial Corp. 431 12,391
A-Mark Precious Metals, Inc. 5 186
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,043 15,395
Berkshire Hathaway, Inc.,
Class B * 57,433 15,791,203
Cannae Holdings, Inc. * 2,740 108,778
Equitable Holdings, Inc. 13,242 453,273
GWG Holdings, Inc. * 120 852
Jefferies Financial Group, Inc. 7,068 229,781
Marlin Business Services
Corp. 274 6,179
SWK Holdings Corp. * 143 2,243
Voya Financial, Inc. 3,957 268,364
16,888,645
Diversified Telecommunication Services 0.6%
Alaska Communications
Systems Group, Inc. * 1,902 6,296
Anterix, Inc. * 453 21,436
AT&T, Inc. 217,151 6,820,713
ATN International, Inc. 388 17,685
Bandwidth, Inc., Class A * 368 48,650
Cincinnati Bell, Inc. * 1,615 24,919
Cogent Communications
Holdings, Inc. 1,380 104,204
Consolidated Communications
Holdings, Inc. * 2,549 18,353
Globalstar, Inc. * 32,601 41,403
IDT Corp., Class B * 488 11,717
Iridium Communications, Inc. * 3,168 120,352
Liberty Latin America Ltd.,
Class A * 3,980 55,416
Lumen Technologies, Inc. 31,844 408,558
Ooma, Inc. * 654 10,811
ORBCOMM, Inc. * 2,605 29,853
Radius Global Infrastructure,
Inc. * 53 785
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. 126,221 7,294,312
Vonage Holdings Corp. * 8,048 109,050
15,144,513
Electric Utilities 0.7%
ALLETE, Inc. 1,737 122,215
Alliant Energy Corp. 7,749 435,261
American Electric Power Co.,
Inc. 15,110 1,340,408
Avangrid, Inc. 1,272 64,745
Duke Energy Corp. 22,557 2,271,264
Edison International 11,391 677,195
Entergy Corp. 6,242 682,188
Evergy, Inc. 6,444 412,223
Eversource Energy 10,701 922,640
Exelon Corp. 30,031 1,349,593
FirstEnergy Corp. 16,405 622,078
Genie Energy Ltd., Class B 421 2,358
Hawaiian Electric Industries,
Inc. 2,697 116,133
IDACORP, Inc. 934 95,716
MGE Energy, Inc. 1,185 88,650
NextEra Energy, Inc. 59,749 4,631,145
NRG Energy, Inc. 7,637 273,557
OGE Energy Corp. 5,238 175,787
Otter Tail Corp. 1,391 65,697
PG&E Corp. * 38,828 439,533
Pinnacle West Capital Corp. 3,332 282,054
PNM Resources, Inc. 2,681 132,334
Portland General Electric Co. 2,273 115,605
PPL Corp. 24,129 702,878
Southern Co. (The) 32,503 2,150,724
Spark Energy, Inc., Class A 437 4,623
Xcel Energy, Inc. 16,463 1,173,812
19,350,416
Electrical Equipment 0.3%
Acuity Brands, Inc. 996 184,778
Allied Motion Technologies,
Inc. 284 14,782
American Superconductor
Corp. * 576 9,487
AMETEK, Inc. 7,135 962,726
Array Technologies, Inc. * 4,887 137,618
Atkore, Inc. * 1,081 84,621
AZZ, Inc. 899 47,323
Beam Global * 7 241
Bloom Energy Corp., Class A * 2,849 73,989
Eaton Corp. plc 12,285 1,755,895
Emerson Electric Co. 18,028 1,631,354
Encore Wire Corp. 683 51,006
Energous Corp. * 42 131
EnerSys 1,406 128,762
FuelCell Energy, Inc. * 9,402 91,293
Generac Holdings, Inc. * 1,874 607,082
GrafTech International Ltd. 5,869 74,654
Hubbell, Inc. 1,562 299,920
LSI Industries, Inc. 924 7,595
nVent Electric plc 5,236 159,436
Orion Energy Systems, Inc. * 921 5,544

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Electrical Equipment
Plug Power, Inc. * 12,216 348,278
Powell Industries, Inc. 334 11,770
Preformed Line Products Co. 99 6,554
Regal Beloit Corp. 1,087 156,995
Rockwell Automation, Inc. 3,504 925,967
Sensata Technologies Holding
plc * 4,645 268,202
Shoals Technologies Group,
Inc., Class A * 4,432 142,134
Sunrun, Inc. * 4,852 237,748
Thermon Group Holdings,
Inc. * 1,182 22,576
TPI Composites, Inc. * 1,049 55,754
Ultralife Corp. * 265 2,094
Vertiv Holdings Co. 6,948 157,720
Vicor Corp. * 621 57,275
8,721,304
Electronic Equipment, Instruments & Components 0.4%
908 Devices, Inc. * 7 371
Airgain, Inc. * 9 213
Akoustis Technologies, Inc. * 806 9,051
Amphenol Corp., Class A 18,214 1,226,531
Arlo Technologies, Inc. * 2,611 16,005
Arrow Electronics, Inc. * 2,165 246,962
Avnet, Inc. 2,156 94,692
Badger Meter, Inc. 955 89,187
Bel Fuse, Inc., Class B 327 6,517
Belden, Inc. 1,525 66,002
Benchmark Electronics, Inc. 1,275 38,275
CDW Corp. 4,335 773,061
Cognex Corp. 5,246 451,786
Coherent, Inc. * 752 195,512
Corning, Inc. 22,974 1,015,681
CTS Corp. 1,067 34,699
Daktronics, Inc. * 1,250 7,712
Dolby Laboratories, Inc.,
Class A 2,079 210,956
ePlus, Inc. * 447 44,861
Fabrinet * 1,213 103,857
FARO Technologies, Inc. * 612 46,417
FLIR Systems, Inc. 3,871 232,144
Identiv, Inc. * 17 271
IEC Electronics Corp. * 10 122
II-VI, Inc. * 3,046 204,508
Insight Enterprises, Inc. * 1,209 121,347
Intellicheck, Inc. * 545 5,434
IPG Photonics Corp. * 1,142 247,940
Iteris, Inc. * 1,301 8,782
Itron, Inc. * 1,470 132,212
Jabil, Inc. 4,921 257,959
Keysight Technologies, Inc. * 5,846 843,870
Kimball Electronics, Inc. * 861 19,812
Knowles Corp. * 882 18,434
Littelfuse, Inc. 773 205,031
Luna Innovations, Inc. * 825 9,356
Methode Electronics, Inc. 580 26,059
MicroVision, Inc. *(d) 1,487 22,677
Napco Security Technologies,
Inc. * 427 14,223
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
National Instruments Corp. 3,458 143,196
nLight, Inc. * 1,186 34,797
Novanta, Inc. * 1,095 144,222
OSI Systems, Inc. * 306 29,550
PAR Technology Corp. * 560 45,998
PC Connection, Inc. 399 18,095
Plexus Corp. * 541 50,010
Powerfleet, Inc. * 833 6,297
Research Frontiers, Inc. * 835 2,138
Rogers Corp. * 600 117,504
Sanmina Corp. * 2,161 88,255
ScanSource, Inc. * 864 26,119
SYNNEX Corp. 1,239 150,167
TE Connectivity Ltd. 340 45,720
Trimble, Inc. * 7,570 620,740
TTM Technologies, Inc. * 1,509 22,635
Velodyne Lidar, Inc. *(d) 3,588 49,407
Vishay Intertechnology, Inc. 4,569 112,260
Vishay Precision Group, Inc. * 413 13,166
Vontier Corp. * 3,826 119,907
Wayside Technology Group,
Inc. 4 98
Wrap Technologies, Inc. *(d) 433 2,546
Zebra Technologies Corp.,
Class A * 1,572 766,727
9,658,083
Energy Equipment & Services 0.1%
Archrock, Inc. 4,070 38,014
Aspen Aerogels, Inc. * 586 10,683
Baker Hughes Co. 18,354 368,548
Bristow Group, Inc. * 246 6,509
Cactus, Inc., Class A 1,618 48,233
ChampionX Corp. * 12,592 264,558
Core Laboratories NV 3,052 86,005
DMC Global, Inc. * 513 27,702
Dril-Quip, Inc. * 235 7,203
Exterran Corp. * 1,244 4,080
Frank's International NV * 5,159 16,767
Geospace Technologies
Corp. * 13 98
Halliburton Co. 26,920 526,555
Helix Energy Solutions Group,
Inc. * 5,098 21,870
Helmerich & Payne, Inc. 16,565 424,561
Liberty Oilfield Services, Inc.,
Class A * 2,232 26,114
Nabors Industries Ltd. * 57 4,608
National Energy Services
Reunited Corp. * 730 9,264
Natural Gas Services Group,
Inc. * 13 117
Newpark Resources, Inc. * 2,910 8,264
NexTier Oilfield Solutions,
Inc. * 5,715 20,517
NOV, Inc. * 11,575 173,046
Oceaneering International,
Inc. * 3,562 38,292
Oil States International, Inc. * 1,962 11,007
Patterson-UTI Energy, Inc. 5,705 38,566

42 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Energy Equipment & Services
ProPetro Holding Corp. * 2,757 26,550
RPC, Inc. * 2,131 10,357
Schlumberger NV 41,134 1,112,675
Select Energy Services, Inc.,
Class A * 2,234 10,790
Solaris Oilfield Infrastructure,
Inc., Class A 1,025 11,214
Tidewater, Inc. * 413 5,063
Transocean Ltd. *(d) 19,553 62,961
US Silica Holdings, Inc. * 2,510 26,731
3,447,522
Entertainment 1.1%
Activision Blizzard, Inc. 23,480 2,141,141
AMC Entertainment Holdings,
Inc., Class A *(d) 32,666 327,640
Cinemark Holdings, Inc. * 1,892 40,111
CuriosityStream, Inc. * 15 229
Electronic Arts, Inc. 8,571 1,217,768
Endeavor Group Holdings,
Inc., Class A * 10,125 279,045
Eros STX Global Corp. * 3,061 3,979
Gaia, Inc. * 372 3,921
IMAX Corp. * 1,660 34,229
Liberty Media Corp.-Liberty
Braves, Class C * 1,189 32,924
Liberty Media Corp.-Liberty
Formula One, Class A * 869 35,994
Liberty Media Corp-Liberty
Braves, Class A * 313 8,761
Liberty Media Corp-Liberty
Formula One, Class C * 6,465 303,467
Lions Gate Entertainment
Corp., Class A * 6,567 87,126
Live Nation Entertainment,
Inc. * 4,078 333,907
LiveXLive Media, Inc. * 946 4,058
Madison Square Garden
Entertainment Corp. * 708 64,152
Madison Square Garden
Sports Corp., Class A * 642 118,667
Marcus Corp. (The) * 746 14,890
Netflix, Inc. * 14,183 7,282,545
Playtika Holding Corp. * 3,503 97,313
Roku, Inc. * 3,308 1,134,545
Sciplay Corp., Class A * 23 406
Skillz, Inc. *(d) 1,893 33,166
Spotify Technology SA * 3,736 941,920
Take-Two Interactive
Software, Inc. * 3,616 634,174
Walt Disney Co. (The) * 66,365 12,345,217
Warner Music Group Corp.,
Class A 94 3,568
World Wrestling
Entertainment, Inc., Class A 47,103 2,595,846
Zynga, Inc., Class A * 26,337 284,966
30,405,675
Equity Real Estate Investment Trusts (REITs) 1.5%
Acadia Realty Trust 2,763 57,719
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp. 1,071 75,356
Alexander & Baldwin, Inc. 2,409 44,157
Alexander's, Inc. 71 19,684
Alexandria Real Estate
Equities, Inc. 4,097 741,967
Alpine Income Property Trust,
Inc. 254 4,625
American Assets Trust, Inc. 1,704 59,725
American Campus
Communities, Inc. 4,655 210,453
American Finance Trust, Inc. 3,711 37,147
American Homes 4 Rent,
Class A 8,634 319,803
American Tower Corp. 13,584 3,460,796
Americold Realty Trust 7,218 291,535
Apartment Income REIT Corp. 3,990 180,148
Apartment Investment and
Management Co., Class A 4,933 34,235
Apple Hospitality REIT, Inc. 7,460 118,316
Armada Hoffler Properties,
Inc. 1,878 25,597
AvalonBay Communities, Inc. 4,228 811,776
Bluerock Residential Growth
REIT, Inc. 991 9,395
Boston Properties, Inc. 4,910 536,908
Brandywine Realty Trust 3,313 44,825
Brixmor Property Group, Inc. 9,944 222,149
Broadstone Net Lease, Inc. 1,822 36,768
Brookfield Property REIT, Inc.,
Class A 1,598 28,740
BRT Apartments Corp. 292 5,498
Camden Property Trust 3,149 379,392
CareTrust REIT, Inc. 3,251 78,609
CatchMark Timber Trust, Inc.,
Class A 1,672 19,445
Centerspace 395 27,804
Chatham Lodging Trust * 1,670 23,163
CIM Commercial Trust Corp. 737 8,254
City Office REIT, Inc. 1,492 16,308
Clipper Realty, Inc. 540 4,444
Colony Capital, Inc. * 15,077 105,539
Columbia Property Trust, Inc. 3,921 70,617
Community Healthcare Trust,
Inc. 741 37,732
CorEnergy Infrastructure
Trust, Inc. 583 3,533
CorePoint Lodging, Inc. * 1,399 13,976
CoreSite Realty Corp. 1,053 127,929
Corporate Office Properties
Trust 3,692 103,524
Cousins Properties, Inc. 3,951 144,883
Crown Castle International
Corp. 12,643 2,390,286
CTO Realty Growth, Inc. 227 12,031
CubeSmart 6,510 275,633
CyrusOne, Inc. 3,579 260,659
DiamondRock Hospitality Co. * 6,560 68,355
Digital Realty Trust, Inc. 8,398 1,295,895
Diversified Healthcare Trust 7,840 34,614
Douglas Emmett, Inc. 4,548 152,540

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Duke Realty Corp. 11,472 533,677
Easterly Government
Properties, Inc. 2,589 55,482
EastGroup Properties, Inc. 1,286 204,037
Empire State Realty Trust,
Inc., Class A 4,961 56,506
EPR Properties * 2,017 96,231
Equinix, Inc. 2,708 1,951,818
Equity Commonwealth 2,818 81,158
Equity LifeStyle Properties,
Inc. 5,193 360,394
Equity Residential 10,956 813,264
Essential Properties Realty
Trust, Inc. 3,153 82,577
Essex Property Trust, Inc. 2,014 585,107
Extra Space Storage, Inc. 3,997 594,314
Farmland Partners, Inc. 896 11,944
Federal Realty Investment
Trust 1,973 222,633
First Industrial Realty Trust,
Inc. 4,187 208,387
Four Corners Property Trust,
Inc. 2,426 70,039
Franklin Street Properties
Corp. 3,697 19,520
Gaming and Leisure
Properties, Inc. 6,602 306,927
GEO Group, Inc. (The) 3,669 20,216
Getty Realty Corp. 1,242 39,222
Gladstone Commercial Corp. 1,102 23,186
Gladstone Land Corp. 546 11,461
Global Medical REIT, Inc. 1,300 18,668
Global Net Lease, Inc. 3,102 59,558
Healthcare Realty Trust, Inc. 2,615 84,098
Healthcare Trust of America,
Inc., Class A 6,484 190,435
Healthpeak Properties, Inc. 16,988 583,368
Hersha Hospitality Trust * 1,136 13,132
Highwoods Properties, Inc. 3,468 155,332
Host Hotels & Resorts, Inc. * 20,819 378,073
Hudson Pacific Properties,
Inc. 3,338 93,831
Independence Realty Trust,
Inc. 3,191 53,736
Indus Realty Trust, Inc. 88 5,500
Industrial Logistics Properties
Trust 2,177 53,990
Innovative Industrial
Properties, Inc. 714 130,755
Invitation Homes, Inc. 15,743 551,950
Iron Mountain, Inc. 8,304 333,156
iStar, Inc. 2,462 45,572
JBG SMITH Properties 3,422 111,591
Kilroy Realty Corp. 3,488 239,068
Kimco Realty Corp. 11,429 240,009
Kite Realty Group Trust 2,871 59,746
Lamar Advertising Co.,
Class A 2,493 246,907
Lexington Realty Trust 8,674 106,170
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Life Storage, Inc. 2,335 224,300
LTC Properties, Inc. 1,293 54,991
Macerich Co. (The) 4,718 65,061
Mack-Cali Realty Corp. 446 7,297
Medical Properties Trust, Inc. 17,154 378,246
MGM Growth Properties LLC,
Class A 135 4,863
Mid-America Apartment
Communities, Inc. 3,552 558,836
Monmouth Real Estate
Investment Corp. 1,963 36,276
National Health Investors, Inc. 1,464 107,472
National Retail Properties, Inc. 4,859 225,555
National Storage Affiliates
Trust 2,124 96,515
NETSTREIT Corp. 244 5,083
New Senior Investment
Group, Inc. 4,807 31,822
NexPoint Residential Trust,
Inc. 271 13,593
Office Properties Income Trust 1,514 42,014
Omega Healthcare Investors,
Inc. 6,408 243,504
One Liberty Properties, Inc. 617 15,345
Outfront Media, Inc. * 5,314 129,502
Paramount Group, Inc. 6,168 65,442
Park Hotels & Resorts, Inc. * 6,742 150,414
Pebblebrook Hotel Trust 4,476 106,887
Physicians Realty Trust 6,625 124,086
Piedmont Office Realty Trust,
Inc., Class A 4,281 79,712
Plymouth Industrial REIT, Inc. 539 10,047
Postal Realty Trust, Inc.,
Class A 12 234
PotlatchDeltic Corp. 2,301 136,587
Preferred Apartment
Communities, Inc., Class A 1,674 17,075
Prologis, Inc. 22,432 2,614,001
PS Business Parks, Inc. 688 111,711
Public Storage 4,714 1,325,388
QTS Realty Trust, Inc.,
Class A 2,033 135,174
Rayonier, Inc. 3,486 126,472
Realty Income Corp. 11,121 769,017
Regency Centers Corp. 4,528 288,252
Retail Opportunity
Investments Corp. 3,888 68,429
Retail Properties of America,
Inc., Class A 6,876 80,655
Retail Value, Inc. 650 12,110
Rexford Industrial Realty, Inc. 3,857 214,256
RLJ Lodging Trust 5,813 93,822
RPT Realty 2,594 32,970
Ryman Hospitality Properties,
Inc. * 1,230 96,740
Sabra Health Care REIT, Inc. 6,956 126,391
Safehold, Inc. 555 39,244
Saul Centers, Inc. 416 17,963
SBA Communications Corp. 3,329 997,768

44 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Seritage Growth Properties,
Class A * 1,168 20,090
Service Properties Trust 5,573 68,632
Simon Property Group, Inc. 9,869 1,201,452
SITE Centers Corp. 5,047 74,443
SL Green Realty Corp. 1,978 146,392
Spirit Realty Capital, Inc. 3,518 167,246
STAG Industrial, Inc. 4,948 180,651
STORE Capital Corp. 6,827 244,338
Summit Hotel Properties, Inc. * 2,817 28,649
Sun Communities, Inc. 2,984 497,821
Sunstone Hotel Investors,
Inc. * 7,490 98,568
Tanger Factory Outlet
Centers, Inc. 3,103 54,147
Terreno Realty Corp. 2,261 145,880
UDR, Inc. 8,781 407,877
UMH Properties, Inc. 1,043 22,456
Uniti Group, Inc. 5,996 68,354
Universal Health Realty
Income Trust 435 29,123
Urban Edge Properties 4,107 77,417
Urstadt Biddle Properties, Inc.,
Class A 1,101 20,005
Ventas, Inc. 11,235 623,093
VEREIT, Inc. 6,099 291,776
VICI Properties, Inc. 17,155 543,813
Vornado Realty Trust 5,824 266,448
Washington Prime Group,
Inc. * 21 52
Washington REIT 2,801 65,039
Weingarten Realty Investors 4,235 136,960
Welltower, Inc. 12,690 952,131
Weyerhaeuser Co. 22,634 877,520
Whitestone REIT 1,367 13,356
WP Carey, Inc. 5,276 395,120
Xenia Hotels & Resorts, Inc. * 4,011 77,934
41,013,137
Food & Staples Retailing 0.6%
Albertsons Cos., Inc.,
Class A (d) 3,918 72,757
Andersons, Inc. (The) 1,085 31,161
BJ's Wholesale Club Holdings,
Inc. * 3,710 165,726
Casey's General Stores, Inc. 1,090 242,187
Chefs' Warehouse, Inc. (The) * 855 27,557
Costco Wholesale Corp. 13,464 5,009,820
Grocery Outlet Holding Corp. * 1,818 73,429
HF Foods Group, Inc. *(d) 1,316 8,199
Ingles Markets, Inc., Class A 500 30,645
Kroger Co. (The) 23,144 845,682
Natural Grocers by Vitamin
Cottage, Inc. 309 4,857
Performance Food Group
Co. * 3,823 224,410
PriceSmart, Inc. 473 39,751
Rite Aid Corp. * 1,867 32,710
SpartanNash Co. 1,186 22,973
Sprouts Farmers Market, Inc. * 2,966 75,959
Common Stocks
Shares Value ($)
Food & Staples Retailing
Sysco Corp. 14,812 1,255,021
United Natural Foods, Inc. * 1,597 58,865
US Foods Holding Corp. * 6,657 275,999
Village Super Market, Inc.,
Class A 265 6,461
Walgreens Boots Alliance, Inc. 22,123 1,174,731
Walmart, Inc. 42,483 5,943,797
Weis Markets, Inc. 344 17,836
15,640,533
Food Products 0.5%
Alico, Inc. 173 5,185
Archer-Daniels-Midland Co. 17,239 1,088,298
B&G Foods, Inc. (d) 1,969 57,455
Beyond Meat, Inc. *(d) 1,456 191,726
Bridgford Foods Corp. * 61 869
Bunge Ltd. 4,085 344,856
Calavo Growers, Inc. 573 44,768
Cal-Maine Foods, Inc. 1,079 40,311
Campbell Soup Co. 5,530 264,058
Conagra Brands, Inc. 14,850 550,787
Darling Ingredients, Inc. * 4,758 330,443
Farmer Bros Co. * 726 7,405
Flowers Foods, Inc. 5,146 123,298
Fresh Del Monte Produce, Inc. 1,029 29,018
Freshpet, Inc. * 1,338 247,289
General Mills, Inc. 18,238 1,109,965
Hain Celestial Group, Inc.
(The) * 2,827 115,935
Hershey Co. (The) 4,358 716,019
Hormel Foods Corp. 7,923 366,043
Hostess Brands, Inc. * 4,098 62,658
Ingredion, Inc. 2,051 191,584
J & J Snack Foods Corp. 524 86,256
J M Smucker Co. (The) 3,254 426,241
John B Sanfilippo & Son, Inc. 307 26,985
Kellogg Co. 7,444 464,654
Kraft Heinz Co. (The) 19,385 800,407
Laird Superfood, Inc. * 4 146
Lamb Weston Holdings, Inc. 4,174 336,007
Lancaster Colony Corp. 461 85,151
Landec Corp. * 827 9,362
Limoneira Co. 709 12,805
McCormick & Co., Inc.
(Non-Voting) 7,270 656,917
Mission Produce, Inc. * 11 222
Mondelez International, Inc.,
Class A 43,332 2,635,019
Pilgrim's Pride Corp. * 498 11,932
Post Holdings, Inc. * 1,570 178,635
Sanderson Farms, Inc. 639 105,135
Seaboard Corp. 2 7,156
Seneca Foods Corp., Class A * 211 9,719
Simply Good Foods Co.
(The) * 2,876 99,366
Tootsie Roll Industries, Inc. 570 17,995
TreeHouse Foods, Inc. * 1,987 94,581
Tyson Foods, Inc., Class A 8,863 686,439
Utz Brands, Inc. 2,668 78,172
Vital Farms, Inc. * 16 389

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Food Products
Whole Earth Brands, Inc. * 38 513
12,718,174
Gas Utilities 0.1%
Atmos Energy Corp. 3,796 393,228
Brookfield Infrastructure Corp.,
Class A 1,101 79,305
Chesapeake Utilities Corp. 301 35,675
National Fuel Gas Co. (d) 2,713 134,728
New Jersey Resources Corp. 2,135 89,563
Northwest Natural Holding Co. 1,019 54,944
ONE Gas, Inc. 1,761 141,708
RGC Resources, Inc. 253 5,488
South Jersey Industries, Inc. 3,162 78,259
Southwest Gas Holdings, Inc. 1,288 89,799
Spire, Inc. 1,277 96,209
Star Group LP 38 402
UGI Corp. 5,510 240,842
1,440,150
Health Care Equipment & Supplies 1.7%
Abbott Laboratories 52,628 6,319,570
ABIOMED, Inc. * 1,354 434,268
Accelerate Diagnostics, Inc. * 1,006 7,354
Accuray, Inc. * 3,495 16,427
Acutus Medical, Inc. * 1,145 15,629
Align Technology, Inc. * 2,332 1,388,776
Alphatec Holdings, Inc. * 1,309 20,931
AngioDynamics, Inc. * 1,278 31,055
Antares Pharma, Inc. * 4,864 18,435
Apyx Medical Corp. * 964 9,765
Aspira Women's Health, Inc. * 1,526 8,729
AtriCure, Inc. * 1,317 101,501
Atrion Corp. 20 12,772
Avanos Medical, Inc. * 850 36,729
Axogen, Inc. * 1,180 22,090
Axonics, Inc. * 946 59,532
Baxter International, Inc. 15,592 1,336,079
Becton Dickinson and Co. 8,902 2,214,907
Bellerophon Therapeutics,
Inc. * 75 329
Beyond Air, Inc. *(d) 388 2,382
BioLife Solutions, Inc. * 272 9,493
BioSig Technologies, Inc. *(d) 693 2,370
Boston Scientific Corp. * 43,972 1,917,179
Cantel Medical Corp. * 893 78,504
Cardiovascular Systems, Inc. * 1,210 48,787
Cerus Corp. * 5,305 32,361
Chembio Diagnostics, Inc. *(d) 600 2,394
Co-Diagnostics, Inc. *(d) 958 8,488
CONMED Corp. 881 124,177
Cooper Cos., Inc. (The) 1,461 600,310
CryoLife, Inc. * 1,237 36,096
CryoPort, Inc. * 1,104 62,453
Cutera, Inc. * 582 17,477
CytoSorbents Corp. * 1,272 11,766
Danaher Corp. 19,487 4,948,529
Dentsply Sirona, Inc. 6,589 444,823
DexCom, Inc. * 2,803 1,082,238
Eargo, Inc. * 138 7,899
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp. * 18,640 1,780,493
Electromed, Inc. * 251 2,452
Envista Holdings Corp. * 5,298 229,297
FONAR Corp. * 206 3,533
Glaukos Corp. * 964 90,770
Globus Medical, Inc., Class A * 2,507 179,927
Haemonetics Corp. * 1,356 91,205
Heska Corp. * 248 45,297
Hill-Rom Holdings, Inc. 1,868 205,891
Hologic, Inc. * 7,888 517,058
ICU Medical, Inc. * 540 112,466
IDEXX Laboratories, Inc. * 2,524 1,385,651
Inari Medical, Inc. * 418 47,773
Inogen, Inc. * 626 40,934
Insulet Corp. * 2,012 593,983
Integer Holdings Corp. * 719 67,500
Integra LifeSciences Holdings
Corp. * 1,918 142,085
Intersect ENT, Inc. * 1,058 23,075
IntriCon Corp. * 303 7,008
Intuitive Surgical, Inc. * 3,526 3,049,990
Invacare Corp. * 1,439 12,994
iRadimed Corp. * 174 4,818
iRhythm Technologies, Inc. * 818 63,690
Lantheus Holdings, Inc. * 2,370 56,169
LeMaitre Vascular, Inc. 594 31,167
LENSAR, Inc. * 411 2,840
LivaNova plc * 1,189 100,910
Masimo Corp. * 1,449 337,139
Medtronic plc 41,802 5,472,718
Meridian Bioscience, Inc. * 1,449 28,371
Merit Medical Systems, Inc. * 1,863 118,487
Mesa Laboratories, Inc. 50 12,433
Milestone Scientific, Inc. * 1,487 3,747
Misonix, Inc. * 486 9,025
Natus Medical, Inc. * 1,095 27,977
Nemaura Medical, Inc. * 193 926
Neogen Corp. * 1,299 124,717
NeuroPace, Inc. * 10,502 253,728
Nevro Corp. * 1,124 194,238
Novocure Ltd. * 2,855 582,706
NuVasive, Inc. * 1,561 111,533
OraSure Technologies, Inc. * 2,166 19,819
Ortho Clinical Diagnostics
Holdings plc * 6,074 119,597
Orthofix Medical, Inc. * 624 27,674
OrthoPediatrics Corp. * 416 24,336
Outset Medical, Inc. * 674 40,386
PAVmed, Inc. * 1,341 6,128
Penumbra, Inc. * 1,072 328,021
Pulmonx Corp. * 111 5,218
Pulse Biosciences, Inc. * 386 7,434
Quidel Corp. * 1,025 107,410
Quotient Ltd. * 2,268 8,891
Repro-Med Systems, Inc. * 787 2,967
ResMed, Inc. 4,369 821,241
Retractable Technologies,
Inc. * 437 4,243
Rockwell Medical, Inc. * 2,117 2,042
SeaSpine Holdings Corp. * 751 15,628

46 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Shockwave Medical, Inc. * 891 145,643
SI-BONE, Inc. * 911 32,341
Sientra, Inc. * 1,260 8,644
Silk Road Medical, Inc. * 761 46,528
SmileDirectClub, Inc. * 100 1,064
Soliton, Inc. * 243 4,352
STAAR Surgical Co. * 1,512 207,159
Stereotaxis, Inc. * 1,480 10,656
STERIS plc 2,515 530,715
Stryker Corp. 10,554 2,771,797
Surgalign Holdings, Inc. * 2,701 4,889
Surmodics, Inc. * 471 25,194
Tactile Systems Technology,
Inc. * 606 34,724
Talis Biomedical Corp. * 99 1,188
Tandem Diabetes Care, Inc. * 1,945 178,746
Tela Bio, Inc. * 210 2,873
Teleflex, Inc. 1,450 612,596
TransMedics Group, Inc. * 741 21,274
Treace Medical Concepts,
Inc. * 703 22,046
Utah Medical Products, Inc. 134 11,693
Vapotherm, Inc. * 577 12,694
Varex Imaging Corp. * 1,308 31,052
Venus Concept, Inc. * 684 1,300
ViewRay, Inc. * 3,723 17,908
VolitionRX Ltd. * 718 2,405
West Pharmaceutical
Services, Inc. 2,226 731,286
Zimmer Biomet Holdings, Inc. 6,309 1,117,702
Zynex, Inc. *(d) 632 9,335
45,798,164
Health Care Providers & Services 1.3%
1Life Healthcare, Inc. * 2,520 109,645
Acadia Healthcare Co., Inc. * 2,898 176,546
Accolade, Inc. * 848 42,527
AdaptHealth Corp. * 1,908 55,447
Addus HomeCare Corp. * 452 47,822
agilon health, Inc. *(d) 9,846 310,444
Alignment Healthcare, Inc. * 15,885 421,588
Amedisys, Inc. * 1,026 276,866
AmerisourceBergen Corp. 4,363 527,050
AMN Healthcare Services,
Inc. * 1,200 95,160
Anthem, Inc. 7,582 2,876,535
Apollo Medical Holdings, Inc. * 325 9,649
Avalon GloboCare Corp. *(d) 512 522
Aveanna Healthcare Holdings,
Inc. * 1,760 20,557
Biodesix, Inc. * 6 98
Brookdale Senior Living, Inc. * 6,663 43,576
Cardinal Health, Inc. 9,270 559,352
Castle Biosciences, Inc. * 300 20,709
Centene Corp. * 17,596 1,086,377
Chemed Corp. 412 196,363
Cigna Corp. 10,472 2,607,633
Community Health Systems,
Inc. * 2,356 26,269
CorVel Corp. * 316 36,975
Common Stocks
Shares Value ($)
Health Care Providers & Services
Covetrus, Inc. * 3,201 91,709
Cross Country Healthcare,
Inc. * 1,351 17,995
CVS Health Corp. 39,703 3,033,309
DaVita, Inc. * 2,340 272,680
Encompass Health Corp. 2,885 244,821
Ensign Group, Inc. (The) 1,674 143,713
Enzo Biochem, Inc. * 1,347 4,135
Exagen, Inc. * 178 3,001
Five Star Senior Living, Inc. * 855 4,455
Fulgent Genetics, Inc. * 254 19,563
Guardant Health, Inc. * 3,206 509,690
Hanger, Inc. * 1,349 33,631
HCA Healthcare, Inc. 8,229 1,654,523
HealthEquity, Inc. * 2,368 179,897
Henry Schein, Inc. * 4,251 308,198
Humana, Inc. 3,900 1,736,436
InfuSystem Holdings, Inc. * 508 11,491
Innovage Holding Corp. * 5,236 133,309
Joint Corp. (The) * 522 28,961
Laboratory Corp. of America
Holdings * 3,031 805,852
LHC Group, Inc. * 1,007 209,728
Magellan Health, Inc. * 769 72,440
McKesson Corp. 4,906 920,169
MEDNAX, Inc. * 2,035 53,561
ModivCare, Inc. * 411 57,573
Molina Healthcare, Inc. * 1,862 474,996
National HealthCare Corp. 425 29,882
National Research Corp. 461 23,649
Oak Street Health, Inc. * 2,555 157,465
Ontrak, Inc. * 238 7,768
Option Care Health, Inc. * 1,191 22,724
Owens & Minor, Inc. 1,922 69,365
Patterson Cos., Inc. 2,858 91,856
Pennant Group, Inc. (The) * 895 36,176
PetIQ, Inc. * 635 27,051
Premier, Inc., Class A 3,823 135,143
Progyny, Inc. * 839 47,748
Quest Diagnostics, Inc. 4,127 544,269
R1 RCM, Inc. * 3,553 96,926
RadNet, Inc. * 1,486 33,197
Select Medical Holdings
Corp. * 3,506 132,246
Sharps Compliance Corp. * 530 9,270
Signify Health, Inc., Class A * 2,212 62,710
Surgery Partners, Inc. * 616 29,691
Tenet Healthcare Corp. * 2,808 166,402
Tivity Health, Inc. * 1,412 34,142
Triple-S Management Corp.,
Class B * 780 18,494
UnitedHealth Group, Inc. 28,730 11,457,524
Universal Health Services,
Inc., Class B 2,110 313,145
US Physical Therapy, Inc. 435 48,916
Viemed Healthcare, Inc. * 936 9,416
34,178,721

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. * 3,503 54,507
American Well Corp., Class A * 1,442 22,192
Castlight Health, Inc.,
Class B * 99 188
Cerner Corp. 8,964 672,748
Certara, Inc. * 1,179 37,504
Change Healthcare, Inc. * 6,992 160,466
Computer Programs &
Systems, Inc. 460 13,809
Evolent Health, Inc., Class A * 2,567 55,601
GoodRx Holdings, Inc.,
Class A * 39 1,560
Health Catalyst, Inc. * 1,063 61,548
HealthStream, Inc. * 893 21,575
iCAD, Inc. * 669 12,069
Inovalon Holdings, Inc.,
Class A * 2,460 74,317
Inspire Medical Systems, Inc. * 731 173,116
Multiplan Corp. * 351 2,608
NantHealth, Inc. *(d) 841 2,136
NextGen Healthcare, Inc. * 1,862 34,093
Omnicell, Inc. * 1,410 204,478
OptimizeRx Corp. * 377 19,023
Phreesia, Inc. * 959 49,628
Schrodinger, Inc. * 972 74,105
Simulations Plus, Inc. 454 28,666
Tabula Rasa HealthCare,
Inc. *(d) 276 13,127
Teladoc Health, Inc. * 3,280 565,308
Veeva Systems, Inc., Class A * 4,088 1,154,656
Vocera Communications, Inc. * 954 34,506
3,543,534
Hotels, Restaurants & Leisure 1.3%
Accel Entertainment, Inc. * 1,176 15,241
Airbnb, Inc., Class A * 188 32,469
Aramark 6,348 246,747
Bally's Corp. * 662 38,370
Biglari Holdings, Inc.,
Class B * 39 5,189
BJ's Restaurants, Inc. * 589 35,923
Bloomin' Brands, Inc. * 2,839 89,712
Bluegreen Vacations Corp. 210 1,949
Bluegreen Vacations Holding
Corp. * 12 222
Booking Holdings, Inc. * 1,251 3,085,066
Boyd Gaming Corp. * 2,252 148,970
Brinker International, Inc. * 987 66,257
Caesars Entertainment, Inc. * 11,347 1,110,190
Carnival Corp. * 48,091 1,344,624
Carrols Restaurant Group,
Inc. * 1,557 9,171
Century Casinos, Inc. * 1,334 17,542
Cheesecake Factory, Inc.
(The) * 1,437 89,942
Chipotle Mexican Grill, Inc. * 854 1,274,194
Choice Hotels International,
Inc. * 751 85,464
Churchill Downs, Inc. 1,077 227,786
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chuy's Holdings, Inc. * 784 38,306
Cracker Barrel Old Country
Store, Inc. 672 112,540
Darden Restaurants, Inc. 3,864 566,926
Dave & Buster's
Entertainment, Inc. * 776 35,432
Del Taco Restaurants, Inc. 1,093 12,460
Denny's Corp. * 1,871 35,437
Dine Brands Global, Inc. * 145 14,014
Domino's Pizza, Inc. 1,150 485,691
DraftKings, Inc., Class A * 292 16,545
Drive Shack, Inc. * 59 201
El Pollo Loco Holdings, Inc. * 574 9,724
Everi Holdings, Inc. * 2,595 45,880
Expedia Group, Inc. * 4,305 758,670
Extended Stay America, Inc. 3,227 64,185
Fiesta Restaurant Group,
Inc. * 865 12,750
GAN Ltd. * 238 4,389
Golden Entertainment, Inc. * 530 18,269
Hilton Grand Vacations, Inc. * 2,915 129,892
Hilton Worldwide Holdings,
Inc. * 8,366 1,076,704
Hyatt Hotels Corp., Class A * 1,158 95,338
International Game
Technology plc * 3,268 56,275
Jack in the Box, Inc. 731 88,195
Kura Sushi USA, Inc.,
Class A * 134 4,825
Las Vegas Sands Corp. * 70,562 4,322,628
Lindblad Expeditions
Holdings, Inc. * 854 13,997
Marriott International, Inc.,
Class A * 8,181 1,215,042
Marriott Vacations Worldwide
Corp. * 1,214 215,643
McDonald's Corp. 22,688 5,356,183
MGM Resorts International 28,677 1,167,727
Monarch Casino & Resort,
Inc. * 429 32,351
Nathan's Famous, Inc. 90 5,709
Noodles & Co. * 1,063 12,846
Norwegian Cruise Line
Holdings Ltd. *(d) 42,853 1,330,586
Papa John's International, Inc. 717 69,348
Penn National Gaming, Inc. * 4,693 418,240
Planet Fitness, Inc., Class A * 2,636 221,398
Playa Hotels & Resorts NV * 129 949
PlayAGS, Inc. * 1,115 9,979
RCI Hospitality Holdings, Inc. 475 34,585
Red Robin Gourmet Burgers,
Inc. * 1,133 41,196
Red Rock Resorts, Inc.,
Class A * 2,111 77,326
Royal Caribbean Cruises Ltd. * 15,159 1,318,075
Ruth's Hospitality Group, Inc. * 989 25,823
Scientific Games Corp. * 1,950 114,114
SeaWorld Entertainment, Inc. * 1,786 97,801
Shake Shack, Inc., Class A * 890 96,788

48 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Six Flags Entertainment
Corp. * 1,914 89,920
Starbucks Corp. 35,848 4,104,238
Target Hospitality Corp. * 1,611 4,495
Texas Roadhouse, Inc. * 2,223 237,905
Travel + Leisure Co. 2,403 155,066
Vail Resorts, Inc. * 1,230 399,947
Wendy's Co. (The) 4,379 98,834
Wingstop, Inc. 733 116,115
Wyndham Hotels & Resorts,
Inc. 2,584 188,916
Wynn Resorts Ltd. * 3,056 392,390
Yum China Holdings, Inc. 11,518 724,713
Yum! Brands, Inc. 9,125 1,090,620
35,409,169
Household Durables 0.3%
Aterian, Inc. * 7 152
Bassett Furniture Industries,
Inc. 10 343
Beazer Homes USA, Inc. * 1,138 25,389
Casper Sleep, Inc. * 246 2,103
Cavco Industries, Inc. * 304 63,667
Century Communities, Inc. * 1,020 75,419
DR Horton, Inc. 10,295 1,011,896
Dream Finders Homes, Inc.,
Class A *(d) 5,486 138,686
Ethan Allen Interiors, Inc. 825 23,686
Flexsteel Industries, Inc. 7 305
Garmin Ltd. 4,680 642,283
GoPro, Inc., Class A * 4,487 50,389
Green Brick Partners, Inc. * 677 17,473
Hamilton Beach Brands
Holding Co., Class A 191 3,724
Helen of Troy Ltd. * 666 140,666
Hooker Furniture Corp. 326 12,228
Hovnanian Enterprises, Inc.,
Class A * 893 118,403
Installed Building Products,
Inc. 733 98,698
iRobot Corp. * 939 102,163
KB Home 6,994 337,321
La-Z-Boy, Inc. 1,593 70,825
Legacy Housing Corp. * 287 5,126
Leggett & Platt, Inc. 3,683 182,935
Lennar Corp., Class A 9,051 927,366
LGI Homes, Inc. * 758 125,661
Lifetime Brands, Inc. 338 4,901
Lovesac Co. (The) * 247 18,098
M/I Homes, Inc. * 964 67,210
MDC Holdings, Inc. 1,882 110,398
Meritage Homes Corp. * 889 94,581
Mohawk Industries, Inc. * 1,742 357,981
Newell Brands, Inc. 10,863 292,866
NVR, Inc. * 101 506,828
PulteGroup, Inc. 11,824 699,035
Purple Innovation, Inc. * 450 15,336
Skyline Champion Corp. * 1,815 80,640
Sonos, Inc. * 3,470 138,904
Taylor Morrison Home Corp. * 3,390 105,802
Common Stocks
Shares Value ($)
Household Durables
Tempur Sealy International,
Inc. 6,273 239,252
Toll Brothers, Inc. 5,975 374,633
TopBuild Corp. * 899 199,920
TRI Pointe Group, Inc. * 4,582 109,143
Tupperware Brands Corp. * 1,716 41,819
Turtle Beach Corp. * 393 10,921
Universal Electronics, Inc. * 461 26,208
Vizio Holding Corp., Class A * 5,000 128,550
VOXX International Corp. * 546 9,309
Vuzix Corp. * 39 900
Whirlpool Corp. 1,878 444,053
8,254,195
Household Products 0.6%
Central Garden & Pet Co. * 1,680 84,025
Church & Dwight Co., Inc. 7,840 672,202
Clorox Co. (The) 3,714 677,805
Colgate-Palmolive Co. 25,792 2,081,415
Energizer Holdings, Inc. 2,163 106,636
Kimberly-Clark Corp. 10,548 1,406,259
Oil-Dri Corp. of America 180 6,288
Procter & Gamble Co. (The) 74,250 9,906,435
Reynolds Consumer Products,
Inc. 1,647 48,290
Spectrum Brands Holdings,
Inc. 1,110 97,835
WD-40 Co. 349 86,810
15,174,000
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 19,751 549,473
Atlantic Power Corp. * 3,137 9,505
Brookfield Renewable Corp. 3,753 155,675
Clearway Energy, Inc., Class A 3,869 108,541
NextEra Energy Partners LP 75 5,591
Ormat Technologies, Inc. 1,463 105,921
Sunnova Energy International,
Inc. * 1,193 42,137
Vistra Corp. 14,438 243,569
1,220,412
Industrial Conglomerates 0.5%
3M Co. 17,209 3,392,582
Carlisle Cos., Inc. 1,494 286,325
General Electric Co. 264,212 3,466,461
Honeywell International, Inc. 21,414 4,776,179
Raven Industries, Inc. 1,254 50,938
Roper Technologies, Inc. 3,104 1,385,750
13,358,235
Insurance 1.0%
Aflac, Inc. 21,848 1,173,893
Alleghany Corp. * 441 299,426
Allstate Corp. (The) 9,229 1,170,237
Ambac Financial Group, Inc. * 1,594 27,337
American Equity Investment
Life Holding Co. 3,045 94,334

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Insurance
American Financial Group,
Inc. 1,968 241,789
American International Group,
Inc. 26,574 1,287,510
American National Group, Inc. 329 37,292
AMERISAFE, Inc. 536 33,275
Aon plc, Class A 2,133 536,322
Arch Capital Group Ltd. * 12,012 476,997
Argo Group International
Holdings Ltd. 550 28,699
Arthur J Gallagher & Co. 5,817 843,174
Assurant, Inc. 1,625 252,850
Assured Guaranty Ltd. 1,984 100,886
Athene Holding Ltd., Class A * 3,275 195,419
Axis Capital Holdings Ltd. 2,848 158,918
Brighthouse Financial, Inc. * 2,463 115,244
Brown & Brown, Inc. 6,875 365,613
BRP Group, Inc., Class A * 668 19,385
Chubb Ltd. 13,591 2,332,080
Cincinnati Financial Corp. 4,478 504,581
Citizens, Inc. *(d) 1,745 10,191
CNA Financial Corp. 959 45,006
CNO Financial Group, Inc. 4,819 123,029
Crawford & Co., Class A 580 6,084
Donegal Group, Inc., Class A 373 5,755
eHealth, Inc. * 885 62,605
Employers Holdings, Inc. 29 1,174
Enstar Group Ltd. * 232 58,274
Erie Indemnity Co., Class A 707 151,312
Everest Re Group Ltd. 1,132 313,507
FBL Financial Group, Inc.,
Class A 253 14,343
FedNat Holding Co. 459 2,336
Fidelity National Financial, Inc. 8,580 391,420
First American Financial Corp. 3,641 234,845
Genworth Financial, Inc.,
Class A * 16,238 70,148
Global Indemnity Group LLC,
Class A 8 230
Globe Life, Inc. 3,567 365,582
GoHealth, Inc., Class A * 99 1,181
Goosehead Insurance, Inc.,
Class A 423 46,505
Greenlight Capital Re Ltd.,
Class A * 1,365 12,599
Hanover Insurance Group,
Inc. (The) 884 122,266
Hartford Financial Services
Group, Inc. (The) 10,952 722,394
HCI Group, Inc. 246 18,061
Heritage Insurance Holdings,
Inc. 1,089 9,921
Horace Mann Educators Corp. 1,469 58,907
Independence Holding Co. 145 6,380
Investors Title Co. 66 11,644
James River Group Holdings
Ltd. 975 45,932
Kemper Corp. 1,639 127,940
Kinsale Capital Group, Inc. 492 85,613
Lemonade, Inc. *(d) 993 89,767
Common Stocks
Shares Value ($)
Insurance
Lincoln National Corp. 6,026 386,447
Loews Corp. 6,639 370,124
Markel Corp. * 420 494,096
Marsh & McLennan Cos., Inc. 15,547 2,109,728
MBIA, Inc. * 2,537 25,421
Mercury General Corp. 721 44,897
MetLife, Inc. 23,324 1,484,106
MetroMile, Inc. * 32 298
National Western Life Group,
Inc., Class A 91 20,866
NI Holdings, Inc. * 275 5,266
Old Republic International
Corp. 8,332 205,134
Palomar Holdings, Inc. * 771 54,248
Primerica, Inc. 1,072 171,274
Principal Financial Group, Inc. 8,503 543,087
ProAssurance Corp. 1,775 44,375
Progressive Corp. (The) 17,983 1,811,607
ProSight Global, Inc. * 329 4,185
Protective Insurance Corp.,
Class B 283 6,509
Prudential Financial, Inc. 12,750 1,279,590
Reinsurance Group of
America, Inc. 2,074 270,719
RenaissanceRe Holdings Ltd. 1,528 257,942
RLI Corp. 961 107,113
Root, Inc., Class A * 26 280
Safety Insurance Group, Inc. 479 39,292
Selective Insurance Group,
Inc. 1,529 116,418
Selectquote, Inc. * 3,587 111,663
SiriusPoint Ltd. * 3,135 33,168
State Auto Financial Corp. 580 10,950
Stewart Information Services
Corp. 791 46,392
Tiptree, Inc. 855 8,559
Travelers Cos., Inc. (The) 7,808 1,207,585
Trean Insurance Group, Inc. * 165 2,886
Trupanion, Inc. * 1,042 84,506
United Fire Group, Inc. 766 23,179
United Insurance Holdings
Corp. 924 5,165
Universal Insurance Holdings,
Inc. 811 11,314
Unum Group 7,114 201,042
Vericity, Inc. * 88 978
W R Berkley Corp. 4,584 365,437
Watford Holdings Ltd. * 591 20,602
White Mountains Insurance
Group Ltd. 112 130,528
Willis Towers Watson plc 3,959 1,024,827
26,652,015
Interactive Media & Services 2.8%
Alphabet, Inc., Class A * 18,135 43,189,227
Angi, Inc. * 71 1,137
Bumble, Inc., Class A * 448 26,987
Cargurus, Inc. * 2,823 69,672
Cars.com, Inc. * 137 1,810
DHI Group, Inc. * 1,457 4,254

50 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
Eventbrite, Inc., Class A * 2,059 48,531
EverQuote, Inc., Class A * 482 16,325
Facebook, Inc., Class A * 77,430 25,170,944
Genius Sports Ltd. * 28 591
IAC/InterActiveCorp * 2,251 570,561
Liberty TripAdvisor Holdings,
Inc., Class A * 2,670 13,510
Match Group, Inc. * 6,711 1,044,433
MediaAlpha, Inc., Class A * 318 14,071
Pinterest, Inc., Class A * 12,354 819,935
QuinStreet, Inc. * 1,606 32,554
Snap, Inc., Class A * 1,113 68,806
TripAdvisor, Inc. * 2,799 131,917
TrueCar, Inc. * 3,449 15,865
Twitter, Inc. * 23,218 1,282,098
Yelp, Inc. * 1,556 61,151
Zillow Group, Inc., Class A * 5,966 782,077
ZoomInfo Technologies, Inc.,
Class A * 81 4,201
73,370,657
Internet & Direct Marketing Retail 1.9%
1-800-Flowers.com, Inc.,
Class A * 1,051 33,606
Amazon.com, Inc. * 13,217 45,828,890
Blue Apron Holdings, Inc.,
Class A * 12 71
CarParts.com, Inc. * 713 12,321
Chewy, Inc., Class A * 74 5,899
ContextLogic, Inc., Class A * 47 652
DoorDash, Inc., Class A * 34 4,868
Duluth Holdings, Inc.,
Class B * 420 6,497
eBay, Inc. 19,826 1,106,093
Etsy, Inc. * 3,597 715,048
Groupon, Inc. * 945 47,845
Grubhub, Inc. * 2,597 176,700
Lands' End, Inc. * 372 8,571
Leaf Group Ltd. * 34 301
Liquidity Services, Inc. * 812 14,559
Magnite, Inc. * 3,517 140,856
Overstock.com, Inc. *(d) 1,357 110,595
PetMed Express, Inc. 852 25,070
PubMatic, Inc., Class A * 7 360
Quotient Technology, Inc. * 2,868 46,863
Qurate Retail, Inc. Series A, 11,605 138,099
RealReal, Inc. (The) * 2,515 62,297
Remark Holdings, Inc. * 94 219
Revolve Group, Inc. * 26 1,261
Shutterstock, Inc. 737 64,252
Stamps.com, Inc. * 508 104,328
Stitch Fix, Inc., Class A * 1,826 79,102
ThredUp, Inc., Class A *(d) 12,056 207,001
Waitr Holdings, Inc. * 3,241 7,973
Wayfair, Inc., Class A *(d) 2,152 636,067
49,586,264
IT Services 2.6%
Accenture plc, Class A 19,602 5,683,992
Akamai Technologies, Inc. * 4,633 503,607
Common Stocks
Shares Value ($)
IT Services
Alliance Data Systems Corp. 1,581 186,321
Amdocs Ltd. 3,458 265,367
Automatic Data Processing,
Inc. 13,260 2,479,487
BigCommerce Holdings,
Inc. Series 1,*(d) 1,253 75,105
Black Knight, Inc. * 4,262 308,654
BM Technologies, Inc. * 12 118
Brightcove, Inc. * 1,385 20,110
Broadridge Financial
Solutions, Inc. 3,438 545,370
Cardtronics plc, Class A * 1,221 47,424
Cass Information Systems,
Inc. 500 22,945
Cognizant Technology
Solutions Corp., Class A 16,026 1,288,490
Concentrix Corp. * 1,250 194,225
Conduent, Inc. * 5,656 38,461
CONTRA
BMTECHNOLOGIES *∞ 187 1,834
CSG Systems International,
Inc. 1,035 47,600
DigitalOcean Holdings, Inc. * 169 7,363
DXC Technology Co. * 7,576 249,326
EPAM Systems, Inc. * 1,689 773,140
Euronet Worldwide, Inc. * 1,436 205,966
EVERTEC, Inc. 2,014 80,359
Evo Payments, Inc., Class A * 1,355 38,631
ExlService Holdings, Inc. * 1,172 108,269
Fastly, Inc., Class A *(d) 2,421 154,629
Fidelity National Information
Services, Inc. 19,065 2,915,039
Fiserv, Inc. * 17,482 2,099,938
FleetCor Technologies, Inc. * 2,564 737,714
Gartner, Inc. * 2,606 510,463
Genpact Ltd. 5,490 260,940
Global Payments, Inc. 9,122 1,957,855
Globant SA * 1,207 276,620
GoDaddy, Inc., Class A * 5,297 459,886
GreenSky, Inc., Class A * 1,757 10,700
Grid Dynamics Holdings, Inc. * 749 10,793
GTT Communications,
Inc. *(d) 1,380 2,222
Hackett Group, Inc. (The) 869 14,451
I3 Verticals, Inc., Class A * 515 17,108
Information Services Group,
Inc. * 992 4,514
International Business
Machines Corp. 27,323 3,876,587
International Money Express,
Inc. * 436 6,880
Jack Henry & Associates, Inc. 2,344 381,674
Limelight Networks, Inc. * 3,569 11,171
LiveRamp Holdings, Inc. * 1,762 86,303
Marathon Digital Holdings,
Inc. *(d) 2,671 98,239
Mastercard, Inc., Class A 26,841 10,254,872
MAXIMUS, Inc. 1,445 132,420
MoneyGram International,
Inc. * 60 414

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
IT Services
MongoDB, Inc. * 1,558 463,443
Okta, Inc. * 3,466 934,780
Paychex, Inc. 9,749 950,430
PayPal Holdings, Inc. * 35,756 9,378,441
Paysign, Inc. * 1,421 5,428
Perficient, Inc. * 1,120 73,483
Perspecta, Inc. 3,444 100,806
PFSweb, Inc. * 437 3,190
Priority Technology Holdings,
Inc. * 431 2,995
Rackspace Technology, Inc. * 375 9,326
Repay Holdings Corp. * 1,334 30,482
Sabre Corp. * 9,103 136,363
ServiceSource International,
Inc. * 2,899 4,291
Shift4 Payments, Inc.,
Class A * 38 3,758
Snowflake, Inc., Class A * 37 8,569
Square, Inc., Class A * 11,083 2,713,340
StarTek, Inc. * 617 5,016
StoneCo Ltd., Class A * 5,666 366,250
Switch, Inc., Class A 1,708 31,718
Sykes Enterprises, Inc. * 1,329 58,250
TTEC Holdings, Inc. 600 61,038
Tucows, Inc., Class A * 271 21,303
Twilio, Inc., Class A * 4,275 1,572,345
Unisys Corp. * 2,139 51,336
VeriSign, Inc. * 2,813 615,400
Verra Mobility Corp. * 4,403 59,176
Visa, Inc., Class A 55,700 13,009,292
Western Union Co. (The) 12,327 317,544
WEX, Inc. * 1,351 277,239
68,718,628
Leisure Products 0.1%
Acushnet Holdings Corp. 1,186 50,180
American Outdoor Brands,
Inc. * 463 11,969
Brunswick Corp. 2,203 236,007
Callaway Golf Co. 1,915 55,439
Clarus Corp. 620 11,538
Escalade, Inc. 266 5,857
Genius Brands International,
Inc. * 248 439
Hasbro, Inc. 3,990 396,806
Johnson Outdoors, Inc.,
Class A 187 26,519
Latham Group, Inc. * 12,777 332,202
Malibu Boats, Inc., Class A * 716 59,686
Marine Products Corp. 226 3,923
MasterCraft Boat Holdings,
Inc. * 689 19,540
Mattel, Inc. * 9,859 211,574
Nautilus, Inc. * 786 13,173
Peloton Interactive, Inc.,
Class A * 7,463 733,986
Polaris, Inc. 1,763 246,873
Smith & Wesson Brands, Inc. 1,853 32,242
Sturm Ruger & Co., Inc. 565 36,691
Vista Outdoor, Inc. * 1,969 64,209
Common Stocks
Shares Value ($)
Leisure Products
YETI Holdings, Inc. * 2,486 212,354
2,761,207
Life Sciences Tools & Services 0.6%
10X Genomics, Inc., Class A * 1,874 370,677
Adaptive Biotechnologies
Corp. * 2,469 102,710
Agilent Technologies, Inc. 9,441 1,261,695
Akoya Biosciences, Inc. * 10,908 244,775
Avantor, Inc. * 13,995 448,400
Berkeley Lights, Inc. * 564 27,698
Bionano Genomics, Inc. *(d) 12,770 81,345
Bio-Rad Laboratories, Inc.,
Class A * 648 408,324
Bio-Techne Corp. 1,200 512,988
Bruker Corp. 2,745 188,087
Champions Oncology, Inc. * 211 2,264
Charles River Laboratories
International, Inc. * 1,556 517,292
ChromaDex Corp. * 1,119 9,937
Codexis, Inc. * 1,775 41,144
Fluidigm Corp. *(d) 2,365 11,849
Harvard Bioscience, Inc. * 1,374 9,522
Illumina, Inc. * 4,416 1,734,781
IQVIA Holdings, Inc. * 5,767 1,353,457
Luminex Corp. 1,446 53,054
Maravai LifeSciences
Holdings, Inc., Class A * 1,902 74,007
Medpace Holdings, Inc. * 898 152,373
Mettler-Toledo International,
Inc. * 706 927,204
NanoString Technologies,
Inc. * 1,280 101,978
NeoGenomics, Inc. * 3,513 172,102
Pacific Biosciences of
California, Inc. * 5,877 175,428
PerkinElmer, Inc. 3,602 466,927
Personalis, Inc. * 558 13,749
PPD, Inc. * 4,995 230,769
PRA Health Sciences, Inc. * 1,892 315,756
QIAGEN NV * 6,779 326,273
Quanterix Corp. * 615 37,601
Repligen Corp. * 1,567 331,750
Seer, Inc. * 676 34,429
Sotera Health Co. * 1,360 35,034
Syneos Health, Inc. * 2,563 217,471
Thermo Fisher Scientific, Inc. 12,024 5,654,046
Waters Corp. * 1,849 554,460
17,201,356
Machinery 1.0%
AGCO Corp. 2,075 302,784
AgEagle Aerial Systems, Inc. * 46 264
Alamo Group, Inc. 157 24,688
Albany International Corp.,
Class A 1,055 94,148
Allison Transmission Holdings,
Inc. 3,006 124,659
Altra Industrial Motion Corp. 1,644 97,012
Astec Industries, Inc. 798 59,858

52 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Barnes Group, Inc. 1,616 80,671
Blue Bird Corp. * 583 15,706
Caterpillar, Inc. 18,190 4,149,321
Chart Industries, Inc. * 1,104 177,336
CIRCOR International, Inc. * 685 23,543
Colfax Corp. * 3,402 153,736
Columbus McKinnon Corp. 787 38,964
Commercial Vehicle Group,
Inc. * 32 352
Crane Co. 1,245 117,105
Cummins, Inc. 4,524 1,140,229
Deere & Co. 8,569 3,177,814
Desktop Metal, Inc.,
Class A *(d) 3,275 44,802
Donaldson Co., Inc. 3,199 201,153
Douglas Dynamics, Inc. 780 34,889
Dover Corp. 4,541 677,472
Eastern Co. (The) 167 4,721
Energy Recovery, Inc. * 1,375 29,150
Enerpac Tool Group Corp. 1,786 47,508
EnPro Industries, Inc. 714 61,154
ESCO Technologies, Inc. 867 94,295
Evoqua Water Technologies
Corp. * 2,829 80,853
ExOne Co. (The) * 298 6,928
Federal Signal Corp. 579 23,988
Flowserve Corp. 4,459 176,755
Fortive Corp. 9,235 654,023
Franklin Electric Co., Inc. 1,532 124,506
Gates Industrial Corp. plc * 1,597 27,548
Gencor Industries, Inc. * 271 3,249
Gorman-Rupp Co. (The) 620 21,402
Graco, Inc. 4,721 362,573
Graham Corp. 329 4,511
Greenbrier Cos., Inc. (The) 273 12,897
Helios Technologies, Inc. 1,013 73,220
Hillenbrand, Inc. 2,589 127,094
Hurco Cos., Inc. 229 7,866
Hydrofarm Holdings Group,
Inc. * 62 4,073
Hyliion Holdings Corp. * 97 1,012
Hyster-Yale Materials
Handling, Inc. 343 27,732
IDEX Corp. 2,335 523,507
Illinois Tool Works, Inc. 9,607 2,214,029
Ingersoll Rand, Inc. * 10,274 507,638
ITT, Inc. 2,907 274,159
John Bean Technologies Corp. 864 125,608
Kadant, Inc. 380 67,651
Kennametal, Inc. 2,908 116,785
L B Foster Co., Class A * 501 8,086
Lincoln Electric Holdings, Inc. 1,901 243,423
Lindsay Corp. 357 59,183
Luxfer Holdings plc 987 21,823
Lydall, Inc. * 1,181 43,520
Manitowoc Co., Inc. (The) * 1,224 28,005
Mayville Engineering Co.,
Inc. * 266 4,152
Meritor, Inc. * 1,106 29,895
Middleby Corp. (The) * 1,636 296,640
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc. 401 17,251
Mueller Industries, Inc. 1,944 87,227
Mueller Water Products, Inc.,
Class A 5,431 77,989
Navistar International Corp. * 1,559 68,986
Nikola Corp. * 183 2,117
NN, Inc. * 1,523 11,118
Nordson Corp. 1,765 373,139
Omega Flex, Inc. 84 13,356
Oshkosh Corp. 2,143 266,653
Otis Worldwide Corp. 12,886 1,003,433
PACCAR, Inc. 10,211 917,765
Parker-Hannifin Corp. 3,918 1,229,508
Park-Ohio Holdings Corp. 311 11,292
Pentair plc 4,840 312,228
Proto Labs, Inc. * 650 72,839
RBC Bearings, Inc. * 859 171,310
REV Group, Inc. * 927 16,908
Rexnord Corp. 3,546 177,052
Shyft Group, Inc. (The) 1,238 43,850
Snap-on, Inc. 1,466 348,322
SPX Corp. * 1,464 88,806
SPX FLOW, Inc. 1,465 97,554
Standex International Corp. 408 38,687
Stanley Black & Decker, Inc. 4,695 970,785
Tennant Co. 600 47,346
Terex Corp. 2,331 109,534
Timken Co. (The) 2,123 178,056
Titan International, Inc. * 51 550
Toro Co. (The) 3,388 388,265
TriMas Corp. * 1,451 46,200
Trinity Industries, Inc. 3,152 87,121
Wabash National Corp. 1,857 32,702
Watts Water Technologies,
Inc., Class A 930 115,832
Welbilt, Inc. * 4,509 100,731
Westinghouse Air Brake
Technologies Corp. 5,512 452,370
Woodward, Inc. 1,595 199,391
Xylem, Inc. 5,589 618,423
26,072,364
Marine 0.0%
†
Costamare, Inc. 1,370 14,412
Eagle Bulk Shipping, Inc. * 193 8,365
Eneti, Inc. 287 5,771
Genco Shipping & Trading Ltd. 658 10,094
Kirby Corp. * 1,423 90,645
Matson, Inc. 1,472 96,166
Pangaea Logistics Solutions
Ltd. 380 1,467
Safe Bulkers, Inc. * 1,586 5,694
232,614
Media 0.7%
Advantage Solutions, Inc. *(d) 7,750 99,278
Altice USA, Inc., Class A * 7,359 267,205
AMC Networks, Inc., Class A * 940 47,263
Boston Omaha Corp.,
Class A * 330 9,247

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Media
Cable One, Inc. 168 300,720
Cardlytics, Inc. *(d) 897 123,364
Charter Communications, Inc.,
Class A * 4,356 2,933,548
Clear Channel Outdoor
Holdings, Inc. * 45,402 113,959
Comcast Corp., Class A 137,688 7,731,181
comScore, Inc. * 2,605 9,612
Cumulus Media, Inc., Class A * 16 154
Daily Journal Corp. * 45 13,734
Discovery, Inc., Class A *(d) 14,058 476,379
DISH Network Corp., Class A * 7,213 323,070
Emerald Holding, Inc. * 1,035 5,806
Entercom Communications
Corp. * 4,248 20,560
Entravision Communications
Corp., Class A 2,144 8,254
EW Scripps Co. (The), Class A 1,974 42,678
Fluent, Inc. * 1,171 4,356
Fox Corp., Class A 14,846 551,042
Gannett Co., Inc. * 4,811 21,842
Gray Television, Inc. 740 15,037
Hemisphere Media Group,
Inc. * 559 6,831
iHeartMedia, Inc., Class A * 1,697 32,481
Interpublic Group of Cos., Inc.
(The) 11,803 374,745
John Wiley & Sons, Inc.,
Class A 1,617 92,072
Liberty Broadband Corp.,
Class A * 5,452 884,402
Liberty Media Corp-Liberty
SiriusXM, Class A * 7,071 319,742
Loral Space &
Communications, Inc. 458 18,380
Meredith Corp. * 1,429 44,442
MSG Networks, Inc., Class A * 1,127 17,886
National CineMedia, Inc. 2,593 11,072
New York Times Co. (The),
Class A 4,738 215,153
News Corp., Class A 15,402 395,508
Nexstar Media Group, Inc.,
Class A 1,102 162,446
Omnicom Group, Inc. 6,654 547,358
Saga Communications, Inc.,
Class A * 119 2,681
Scholastic Corp. 830 25,174
Sinclair Broadcast Group, Inc.,
Class A 621 20,164
Sirius XM Holdings, Inc. (d) 34,782 212,170
TechTarget, Inc. * 806 61,820
TEGNA, Inc. 5,181 103,931
Thryv Holdings, Inc. * 10 278
Tribune Publishing Co. * 540 9,418
ViacomCBS, Inc. 17,573 721,864
WideOpenWest, Inc. * 1,511 21,260
17,419,567
Metals & Mining 0.2%
Alcoa Corp. * 5,268 193,019
Common Stocks
Shares Value ($)
Metals & Mining
Allegheny Technologies, Inc. * 4,346 101,088
Alpha Metallurgical
Resources, Inc. * 3,588 43,379
Arconic Corp. * 2,504 71,614
Caledonia Mining Corp. plc (d) 318 4,423
Carpenter Technology Corp. 692 26,206
Century Aluminum Co. * 1,921 30,083
Cleveland-Cliffs, Inc. *(d) 13,125 234,412
Coeur Mining, Inc. * 8,003 64,664
Commercial Metals Co. 2,544 74,336
Compass Minerals
International, Inc. 784 53,249
Fortitude Gold Corp. 624 3,151
Freeport-McMoRan, Inc. 43,865 1,654,149
Gatos Silver, Inc. * 833 9,563
Gold Resource Corp. 2,186 5,880
Haynes International, Inc. 455 13,304
Hecla Mining Co. 14,969 88,467
Hycroft Mining Holding Corp. * 35 123
Kaiser Aluminum Corp. 460 55,416
Materion Corp. 676 47,868
MP Materials Corp. *(d) 1,367 41,065
Newmont Corp. 23,938 1,493,971
Novagold Resources, Inc. * 7,848 70,554
Nucor Corp. 9,218 758,273
Olympic Steel, Inc. 289 8,395
Reliance Steel & Aluminum
Co. 1,953 313,085
Royal Gold, Inc. 1,936 216,561
Ryerson Holding Corp. * 558 8,861
Schnitzer Steel Industries,
Inc., Class A 908 42,867
Southern Copper Corp. 2,646 183,659
Steel Dynamics, Inc. 5,705 309,325
SunCoke Energy, Inc. 2,936 19,818
TimkenSteel Corp. * 1,738 20,891
United States Steel Corp. 7,274 167,375
Warrior Met Coal, Inc. 1,776 28,150
Worthington Industries, Inc. 776 50,642
6,507,886
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment
Trust, Inc. 41 162
AGNC Investment Corp. 14,369 257,636
Annaly Capital Management,
Inc. 43,827 397,949
Apollo Commercial Real
Estate Finance, Inc. 5,257 79,959
Arbor Realty Trust, Inc. 3,580 63,294
Ares Commercial Real Estate
Corp. 1,148 16,944
Arlington Asset Investment
Corp., Class A * 1,619 6,638
ARMOUR Residential REIT,
Inc. 2,285 28,403
Blackstone Mortgage Trust,
Inc., Class A 3,647 118,491
Broadmark Realty Capital, Inc. 4,713 50,806
Capstead Mortgage Corp. 3,605 23,360

54 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Cherry Hill Mortgage
Investment Corp. 683 6,912
Chimera Investment Corp. 4,168 54,767
Colony Credit Real Estate,
Inc. 2,578 22,403
Dynex Capital, Inc. 598 12,080
Ellington Financial, Inc. 1,355 24,309
Ellington Residential Mortgage
REIT 292 3,632
Granite Point Mortgage Trust,
Inc. 1,944 25,739
Great Ajax Corp. 675 8,242
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 2,385 124,974
Invesco Mortgage Capital, Inc. 6,269 24,449
KKR Real Estate Finance
Trust, Inc. 942 19,876
Ladder Capital Corp. 3,611 42,935
MFA Financial, Inc. 16,064 70,682
New Residential Investment
Corp. 11,524 123,537
New York Mortgage Trust, Inc. 12,738 58,467
Orchid Island Capital, Inc. 2,730 15,015
PennyMac Mortgage
Investment Trust 3,314 66,446
Ready Capital Corp. 1,312 19,037
Redwood Trust, Inc. 189 2,100
Starwood Property Trust, Inc. 7,735 199,718
TPG RE Finance Trust, Inc. 2,049 25,531
Two Harbors Investment Corp. 9,553 74,513
Western Asset Mortgage
Capital Corp. 1,858 5,871
2,074,877
Multiline Retail 0.2%
Big Lots, Inc. 1,066 73,490
Dillard's, Inc., Class A 271 26,805
Dollar General Corp. 7,579 1,627,590
Dollar Tree, Inc. * 7,062 811,424
Franchise Group, Inc. 784 30,208
Kohl's Corp. 4,926 288,959
Macy's, Inc. * 8,198 135,923
Nordstrom, Inc. * 2,690 98,669
Ollie's Bargain Outlet
Holdings, Inc. * 1,708 157,597
Target Corp. 15,294 3,169,834
6,420,499
Multi-Utilities 0.3%
Ameren Corp. 7,384 626,459
Avista Corp. 1,400 64,428
Black Hills Corp. 1,726 119,059
CenterPoint Energy, Inc. 16,083 393,873
CMS Energy Corp. 8,565 551,500
Consolidated Edison, Inc. 10,425 806,999
Dominion Energy, Inc. 24,758 1,978,164
DTE Energy Co. 6,086 852,162
MDU Resources Group, Inc. 6,744 225,654
NiSource, Inc. 12,704 330,558
Common Stocks
Shares Value ($)
Multi-Utilities
NorthWestern Corp. 889 60,479
Public Service Enterprise
Group, Inc. 15,489 978,285
Sempra Energy 8,840 1,216,119
Unitil Corp. 452 26,049
WEC Energy Group, Inc. 9,657 938,371
9,168,159
Oil, Gas & Consumable Fuels 1.1%
Adams Resources & Energy,
Inc. 68 1,802
Alto Ingredients, Inc. * 70 389
Antero Midstream Corp. 10,079 87,083
Antero Resources Corp. * 4,954 44,685
APA Corp. 11,481 229,620
Arch Resources, Inc. * 552 24,514
Ardmore Shipping Corp. * 1,668 6,539
Berry Corp. 2,345 14,328
Bonanza Creek Energy, Inc. * 738 24,420
Brigham Minerals, Inc.,
Class A 993 17,020
Cabot Oil & Gas Corp. 12,076 201,307
California Resources Corp. * 4,683 110,987
Callon Petroleum Co. * 40 1,496
Centennial Resource
Development, Inc., Class A * 21,931 92,987
Cheniere Energy, Inc. * 7,122 552,097
Chesapeake Energy Corp. * 1,978 90,137
Chevron Corp. 59,066 6,087,933
Cimarex Energy Co. 3,490 231,038
Clean Energy Fuels Corp. * 4,844 53,284
CNX Resources Corp. * 7,076 94,960
Comstock Resources, Inc. * 774 4,249
ConocoPhillips 42,075 2,151,716
CONSOL Energy, Inc. * 957 8,402
Contango Oil & Gas Co. * 2,675 10,005
Continental Resources, Inc. * 2,447 66,656
CVR Energy, Inc. 1,026 21,844
Delek US Holdings, Inc. 2,145 50,901
Denbury, Inc. * 2,343 127,483
Devon Energy Corp. 18,102 423,225
DHT Holdings, Inc. 3,806 22,455
Diamond S Shipping, Inc. * 1,208 11,899
Diamondback Energy, Inc. 5,092 416,169
Dorian LPG Ltd. * 568 7,549
Earthstone Energy, Inc.,
Class A * 690 4,844
Energy Fuels, Inc. * 4,234 23,329
EOG Resources, Inc. 17,375 1,279,495
EQT Corp. * 7,684 146,764
Equitrans Midstream Corp. 12,086 98,622
Evolution Petroleum Corp. 739 2,446
Exxon Mobil Corp. 128,153 7,335,478
Falcon Minerals Corp. 1,884 8,365
Frontline Ltd. 3,798 29,017
FTC Solar, Inc. * 18,225 248,042
Gevo, Inc. *(d) 10,687 72,458
Golar LNG Ltd. * 4,022 46,173
Goodrich Petroleum Corp. * 296 2,975
Green Plains, Inc. * 1,267 37,757

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Hess Corp. 8,177 609,268
Hess Midstream LP, Class A 17 380
HollyFrontier Corp. 4,181 146,335
International Seaways, Inc. 894 15,806
Kinder Morgan, Inc. 58,088 990,400
Kosmos Energy Ltd. * 12,623 36,102
Laredo Petroleum, Inc. * 12 487
Magnolia Oil & Gas Corp.,
Class A * 4,201 47,303
Marathon Oil Corp. 23,403 263,518
Marathon Petroleum Corp. 19,068 1,061,134
Matador Resources Co. 2,313 60,855
Murphy Oil Corp. 3,300 55,869
NACCO Industries, Inc.,
Class A 131 3,030
Navigator Holdings Ltd. * 32 338
New Fortress Energy, Inc. 76 3,232
NextDecade Corp. * 861 1,903
Nordic American Tankers Ltd. 4,474 14,809
Northern Oil and Gas, Inc. * 34 492
Oasis Petroleum, Inc. 1,366 106,029
Occidental Petroleum Corp. 25,305 641,735
ONEOK, Inc. 13,483 705,700
Overseas Shipholding Group,
Inc., Class A * 2,103 4,648
Ovintiv, Inc. 7,376 176,508
Par Pacific Holdings, Inc. * 1,395 21,190
PBF Energy, Inc., Class A * 2,902 41,150
PDC Energy, Inc. * 3,397 124,024
Peabody Energy Corp. * 2,219 8,210
Penn Virginia Corp. * 648 8,832
Phillips 66 13,008 1,052,477
Pioneer Natural Resources
Co. 5,928 911,904
Plains GP Holdings LP,
Class A * 181 1,698
PrimeEnergy Resources
Corp. * 13 550
Range Resources Corp. * 3,592 35,273
Renewable Energy Group,
Inc. * 1,266 70,288
REX American Resources
Corp. * 197 15,904
Scorpio Tankers, Inc. 1,692 30,693
SFL Corp. Ltd. 3,132 24,304
SM Energy Co. 3,844 60,735
Southwestern Energy Co. * 18,851 80,494
Talos Energy, Inc. * 549 6,143
Targa Resources Corp. 7,118 246,923
Tellurian, Inc. * 4,559 10,098
Uranium Energy Corp. * 4,426 12,835
Valero Energy Corp. 11,923 881,825
Viper Energy Partners LP 69 1,243
W&T Offshore, Inc. * 3,526 11,601
Whiting Petroleum Corp. * 80 3,206
Williams Cos., Inc. (The) 36,254 883,147
World Fuel Services Corp. 1,173 36,281
30,151,853
Common Stocks
Shares Value ($)
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 583 19,507
Domtar Corp. * 1,090 42,968
Glatfelter Corp. 1,545 22,742
Louisiana-Pacific Corp. 2,979 196,257
Neenah, Inc. 590 31,370
Schweitzer-Mauduit
International, Inc. 1,053 48,091
Verso Corp., Class A 1,180 18,219
379,154
Personal Products 0.1%
BellRing Brands, Inc.,
Class A * 1,297 33,450
Coty, Inc., Class A * 6,030 60,360
Edgewell Personal Care Co. 1,848 70,594
elf Beauty, Inc. * 955 28,889
Estee Lauder Cos., Inc. (The),
Class A 6,986 2,192,207
Herbalife Nutrition Ltd. * 2,678 122,572
Inter Parfums, Inc. 576 42,393
Lifevantage Corp. * 475 3,862
Medifast, Inc. 371 84,250
Nature's Sunshine Products,
Inc. 346 7,200
Nu Skin Enterprises, Inc.,
Class A 1,792 94,725
Revlon, Inc., Class A * 200 2,374
USANA Health Sciences, Inc. * 26 2,340
Veru, Inc. * 1,526 13,490
2,758,706
Pharmaceuticals 1.6%
AcelRx Pharmaceuticals, Inc. * 2,349 3,054
Aclaris Therapeutics, Inc. * 4,248 101,315
Aerie Pharmaceuticals, Inc. * 1,263 21,635
Agile Therapeutics, Inc. * 2,456 4,544
Amneal Pharmaceuticals,
Inc. * 3,254 17,930
Amphastar Pharmaceuticals,
Inc. * 1,228 21,367
Ampio Pharmaceuticals, Inc. * 176 326
ANI Pharmaceuticals, Inc. * 351 11,681
Aquestive Therapeutics,
Inc. *(d) 575 2,340
Arvinas, Inc. * 932 64,252
Atea Pharmaceuticals,
Inc. *(d) 240 5,930
Athira Pharma, Inc. * 1,231 24,226
Avenue Therapeutics, Inc. * 179 916
Axsome Therapeutics, Inc. * 831 50,242
Aytu BioPharma, Inc. *(d) 78 516
BioDelivery Sciences
International, Inc. * 3,216 11,127
Bristol-Myers Squibb Co. 68,772 4,292,748
Cara Therapeutics, Inc. * 1,367 17,703
Cassava Sciences, Inc. * 542 25,366
Catalent, Inc. * 4,841 544,467
Cerecor, Inc. * 769 2,415
Chiasma, Inc. * 1,247 3,716

56 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Collegium Pharmaceutical,
Inc. * 1,203 26,827
Corcept Therapeutics, Inc. * 3,252 74,113
CorMedix, Inc. * 700 6,048
Cymabay Therapeutics, Inc. * 2,513 10,881
Durect Corp. * 5,829 11,075
Edgewise Therapeutics, Inc. * 2,010 57,566
Elanco Animal Health, Inc. * 13,857 439,405
Eli Lilly & Co. 25,576 4,674,526
Eloxx Pharmaceuticals, Inc. * 943 2,056
Endo International plc * 7,655 43,863
Eton Pharmaceuticals,
Inc. *(d) 494 4,288
Evofem Biosciences, Inc. *(d) 1,840 2,723
Evoke Pharma, Inc. * 31 50
Evolus, Inc. * 775 7,060
Fulcrum Therapeutics, Inc. * 418 4,703
Harmony Biosciences
Holdings, Inc. * 2 59
Harrow Health, Inc. * 763 5,852
Horizon Therapeutics plc * 6,188 585,509
Ikena Oncology, Inc. * 1,884 46,101
IMARA, Inc. * 158 1,169
Innoviva, Inc. * 2,894 33,136
Intra-Cellular Therapies, Inc. * 1,907 65,658
Jazz Pharmaceuticals plc * 1,518 249,559
Johnson & Johnson 80,031 13,023,445
Kala Pharmaceuticals, Inc. *(d) 1,099 8,495
Kaleido Biosciences, Inc. *(d) 282 2,225
Lannett Co., Inc. * 1,183 5,170
Liquidia Corp. * 721 2,048
Lyra Therapeutics, Inc. * 165 1,662
Marinus Pharmaceuticals,
Inc. * 677 9,959
Merck & Co., Inc. 76,610 5,707,445
Nabriva Therapeutics plc * 21 37
Nektar Therapeutics * 5,814 114,013
NGM Biopharmaceuticals,
Inc. * 878 24,145
Ocular Therapeutix, Inc. * 2,032 37,348
Odonate Therapeutics, Inc. * 451 1,511
Omeros Corp. *(d) 1,827 32,265
Optinose, Inc. * 1,066 3,806
Osmotica Pharmaceuticals
plc *(d) 442 1,273
Otonomy, Inc. * 47 110
Pacira BioSciences, Inc. * 1,440 90,979
Paratek Pharmaceuticals,
Inc. * 1,238 9,471
Perrigo Co. plc 3,892 162,024
Pfizer, Inc. 186,281 7,199,761
Phathom Pharmaceuticals,
Inc. * 385 14,830
Phibro Animal Health Corp.,
Class A 728 17,851
Pliant Therapeutics, Inc. * 25 838
Prestige Consumer
Healthcare, Inc. * 705 30,710
Provention Bio, Inc. * 1,207 8,678
Common Stocks
Shares Value ($)
Pharmaceuticals
Reata Pharmaceuticals, Inc.,
Class A *(d) 797 80,816
Recro Pharma, Inc. * 620 1,655
Relmada Therapeutics, Inc. * 398 15,347
Revance Therapeutics, Inc. * 1,795 52,270
Royalty Pharma plc, Class A 9,518 418,792
Satsuma Pharmaceuticals,
Inc. * 332 1,763
scPharmaceuticals, Inc. * 141 912
SIGA Technologies, Inc. * 2,014 14,440
Strongbridge Biopharma plc * 1,282 3,256
Supernus Pharmaceuticals,
Inc. * 1,701 51,795
Tarsus Pharmaceuticals, Inc. * 42 1,290
TFF Pharmaceuticals, Inc. * 14 159
TherapeuticsMD, Inc. *(d) 8,121 9,826
Theravance Biopharma, Inc. * 1,547 30,538
Tricida, Inc. * 1,126 5,236
Verrica Pharmaceuticals, Inc. * 421 5,557
Viatris, Inc. * 37,284 495,877
VYNE Therapeutics, Inc. * 954 4,713
WaVe Life Sciences Ltd. * 742 4,563
Xeris Pharmaceuticals,
Inc. *(d) 1,550 5,937
Zoetis, Inc. 14,450 2,500,284
Zogenix, Inc. * 1,802 34,040
Zynerba Pharmaceuticals,
Inc. * 30 132
41,829,340
Professional Services 0.3%
Acacia Research Corp. * 48 292
Akerna Corp. *(d) 304 1,283
ASGN, Inc. * 1,705 179,332
Barrett Business Services, Inc. 261 19,139
BGSF, Inc. 315 4,413
Booz Allen Hamilton Holding
Corp. 4,189 347,477
CACI International, Inc.,
Class A * 681 173,560
CBIZ, Inc. * 1,717 57,674
CoreLogic, Inc. 2,252 179,484
CoStar Group, Inc. * 1,172 1,001,392
CRA International, Inc. 211 16,935
Dun & Bradstreet Holdings,
Inc. * 3,912 92,949
Equifax, Inc. 3,797 870,386
Exponent, Inc. 1,704 164,146
Forrester Research, Inc. * 391 16,989
Franklin Covey Co. * 446 13,621
FTI Consulting, Inc. * 1,142 158,567
GP Strategies Corp. * 387 6,095
Heidrick & Struggles
International, Inc. 668 28,256
Huron Consulting Group, Inc. * 764 42,983
ICF International, Inc. 638 58,096
IHS Markit Ltd. 12,052 1,296,554
Insperity, Inc. 1,163 101,809
Jacobs Engineering Group,
Inc. 3,920 523,751

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Professional Services
KBR, Inc. 4,669 184,706
Kelly Services, Inc., Class A * 1,200 30,060
Kforce, Inc. 716 40,125
Korn Ferry 1,899 128,923
Leidos Holdings, Inc. 3,935 398,537
ManpowerGroup, Inc. 1,959 236,823
ManTech International Corp.,
Class A 939 80,144
Mastech Digital, Inc. * 121 1,911
Mistras Group, Inc. * 536 5,966
Nielsen Holdings plc 10,807 277,200
Red Violet, Inc. * 237 4,930
Rekor Systems, Inc. * 5,002 117,297
Resources Connection, Inc. 1,104 15,577
Robert Half International, Inc. 3,131 274,307
Science Applications
International Corp. 1,943 173,743
TransUnion 5,851 611,956
TriNet Group, Inc. * 1,388 109,249
TrueBlue, Inc. * 1,215 34,384
Upwork, Inc. * 2,817 129,751
Verisk Analytics, Inc. 4,944 930,461
Willdan Group, Inc. * 374 14,276
9,155,509
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 136 857
CBRE Group, Inc., Class A * 9,905 843,906
Compass, Inc., Class A * 11,167 212,396
Cushman & Wakefield plc * 3,811 64,787
eXp World Holdings, Inc. * 1,275 43,809
Five Point Holdings LLC,
Class A * 59 424
Forestar Group, Inc. * 452 11,454
FRP Holdings, Inc. * 258 13,096
Howard Hughes Corp. (The) * 1,259 135,896
Jones Lang LaSalle, Inc. * 1,490 279,986
Kennedy-Wilson Holdings, Inc. 4,254 87,420
Marcus & Millichap, Inc. * 831 29,351
Maui Land & Pineapple Co.,
Inc. * 191 2,154
Newmark Group, Inc., Class A 5,196 55,857
Rafael Holdings, Inc.,
Class B * 364 15,048
RE/MAX Holdings, Inc.,
Class A 638 23,434
Realogy Holdings Corp. * 3,780 65,318
Redfin Corp. * 2,838 200,874
RMR Group, Inc. (The),
Class A 506 20,027
St Joe Co. (The) 1,043 47,759
Stratus Properties, Inc. * 170 5,976
Tejon Ranch Co. * 777 12,292
Transcontinental Realty
Investors, Inc. * 57 1,152
2,173,273
Road & Rail 0.6%
AMERCO 214 127,679
Common Stocks
Shares Value ($)
Road & Rail
ArcBest Corp. 855 62,210
Avis Budget Group, Inc. * 1,718 153,950
Covenant Logistics Group,
Inc. * 388 8,346
CSX Corp. 23,399 2,357,449
Daseke, Inc. * 1,346 10,216
Heartland Express, Inc. 1,532 28,480
JB Hunt Transport Services,
Inc. 2,539 433,433
Kansas City Southern 2,831 827,246
Knight-Swift Transportation
Holdings, Inc. 3,402 160,302
Landstar System, Inc. 1,070 184,340
Lyft, Inc., Class A * 7,691 428,081
Marten Transport Ltd. 1,923 32,153
Norfolk Southern Corp. 7,789 2,175,000
Old Dominion Freight Line,
Inc. 3,078 793,539
PAM Transportation Services,
Inc. * 63 3,649
Ryder System, Inc. 1,692 135,089
Saia, Inc. * 892 209,174
Schneider National, Inc.,
Class B 1,921 46,546
TuSimple Holdings, Inc.,
Class A *(d) 1,364 52,419
Uber Technologies, Inc. * 41,668 2,282,156
Union Pacific Corp. 20,432 4,537,743
Universal Logistics Holdings,
Inc. 244 6,102
US Xpress Enterprises, Inc.,
Class A * 686 7,025
Werner Enterprises, Inc. 1,983 91,674
Yellow Corp. * 50 458
15,154,459
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A * 12 947
Advanced Energy Industries,
Inc. 1,275 140,645
Advanced Micro Devices,
Inc. * 33,741 2,753,940
Allegro MicroSystems, Inc. * 1,347 33,244
Alpha & Omega
Semiconductor Ltd. * 565 17,571
Ambarella, Inc. * 1,171 114,161
Amkor Technology, Inc. 1,919 38,802
Analog Devices, Inc. 6,827 1,045,623
Applied Materials, Inc. 30,697 4,073,799
Atomera, Inc. * 411 6,839
Axcelis Technologies, Inc. * 1,152 47,843
AXT, Inc. * 1,102 10,866
Broadcom, Inc. 12,127 5,532,337
Brooks Automation, Inc. 2,251 228,094
CEVA, Inc. * 120 6,653
Cirrus Logic, Inc. * 1,942 144,504
CMC Materials, Inc. 737 135,188
Cohu, Inc. * 1,455 58,215
Cree, Inc. * 3,293 327,390
CyberOptics Corp. * 227 7,489

58 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Diodes, Inc. * 1,001 76,887
DSP Group, Inc. * 798 11,084
Enphase Energy, Inc. * 3,059 425,966
Entegris, Inc. 5,241 590,032
Everspin Technologies, Inc. * 14 74
First Solar, Inc. * 2,812 215,202
FormFactor, Inc. * 2,522 98,736
GSI Technology, Inc. * 570 3,363
Ichor Holdings Ltd. * 782 43,612
Impinj, Inc. * 580 27,527
Intel Corp. 124,617 7,169,216
KLA Corp. 4,716 1,487,191
Kopin Corp. * 70 575
Lam Research Corp. 4,414 2,738,666
Lattice Semiconductor Corp. * 4,558 229,313
MACOM Technology Solutions
Holdings, Inc. * 1,685 95,388
Marvell Technology, Inc. 23,508 1,062,797
Maxeon Solar Technologies
Ltd. * 313 5,634
Maxim Integrated Products,
Inc. 8,225 773,150
MaxLinear, Inc. * 2,350 84,577
Microchip Technology, Inc. 7,644 1,148,817
Micron Technology, Inc. * 33,670 2,897,977
MKS Instruments, Inc. 1,625 291,054
Monolithic Power Systems,
Inc. 1,375 496,898
NeoPhotonics Corp. * 1,812 16,960
NVE Corp. 170 13,010
NVIDIA Corp. 18,544 11,133,447
ON Semiconductor Corp. * 12,644 493,116
Onto Innovation, Inc. * 1,583 108,467
PDF Solutions, Inc. * 1,006 17,836
Photronics, Inc. * 2,245 28,511
Pixelworks, Inc. * 1,227 3,620
Power Integrations, Inc. 1,605 132,910
Qorvo, Inc. * 3,515 661,418
QUALCOMM, Inc. 34,165 4,742,102
Rambus, Inc. * 3,975 75,446
Semtech Corp. * 2,164 146,589
Silicon Laboratories, Inc. * 1,243 175,201
SiTime Corp. * 357 33,040
SkyWater Technology, Inc. * 8,247 171,538
Skyworks Solutions, Inc. 4,958 899,034
SMART Global Holdings, Inc. * 411 18,968
SolarEdge Technologies, Inc. * 1,339 352,880
SunPower Corp. *(d) 2,604 66,897
Synaptics, Inc. * 1,029 143,926
Teradyne, Inc. 4,956 619,896
Texas Instruments, Inc. 27,870 5,030,814
Ultra Clean Holdings, Inc. * 1,364 69,659
Universal Display Corp. 1,341 299,968
Veeco Instruments, Inc. * 1,732 39,853
Xilinx, Inc. 7,242 926,686
61,119,678
Software 4.4%
2U, Inc. * 1,487 58,365
8x8, Inc. * 3,450 113,471
Common Stocks
Shares Value ($)
Software
A10 Networks, Inc. * 2,226 19,322
ACI Worldwide, Inc. * 3,817 144,206
Adobe, Inc. * 14,656 7,450,231
Agilysys, Inc. * 631 31,809
Alarm.com Holdings, Inc. * 1,501 134,730
Alkami Technology, Inc. * 328 15,642
Altair Engineering, Inc.,
Class A * 1,439 93,535
Alteryx, Inc., Class A * 1,598 130,637
American Software, Inc.,
Class A 1,026 21,228
Anaplan, Inc. * 4,053 241,761
ANSYS, Inc. * 2,721 994,961
Appfolio, Inc., Class A * 531 76,799
Appian Corp. *(d) 1,061 128,572
AppLovin Corp., Class A *(d) 495 28,715
Asana, Inc., Class A * 3,614 120,418
Aspen Technology, Inc. * 1,966 257,231
Asure Software, Inc. * 473 3,789
Atlassian Corp. plc, Class A * 3,786 899,402
Autodesk, Inc. * 6,736 1,966,306
Avalara, Inc. * 2,520 357,109
Avaya Holdings Corp. * 1,762 50,693
Benefitfocus, Inc. * 1,015 13,723
Bentley Systems, Inc., Class B 4,708 241,050
Bill.com Holdings, Inc. * 2,242 346,680
Blackbaud, Inc. * 1,008 71,689
Blackline, Inc. * 1,678 194,749
Bottomline Technologies DE,
Inc. * 1,521 73,860
Box, Inc., Class A * 4,627 98,555
BTRS Holdings, Inc. * 3,372 53,278
C3.ai, Inc., Class A *(d) 1,332 88,258
Cadence Design Systems,
Inc. * 8,404 1,107,395
CDK Global, Inc. 2,890 154,875
Cerence, Inc. * 1,216 117,235
Ceridian HCM Holding, Inc. * 3,470 327,846
ChannelAdvisor Corp. * 780 16,497
Citrix Systems, Inc. 3,686 456,511
Cleanspark, Inc. * 23 496
Cloudera, Inc. * 3,788 48,070
Cloudflare, Inc., Class A * 3,383 286,675
Cognyte Software Ltd. * 1,472 38,463
CommVault Systems, Inc. * 1,414 98,287
Cornerstone OnDemand, Inc. * 1,343 59,448
Coupa Software, Inc. * 2,049 551,263
Crowdstrike Holdings, Inc.,
Class A * 4,709 981,874
Datadog, Inc., Class A * 4,779 409,895
Datto Holding Corp. * 838 21,411
Digimarc Corp. * 402 13,559
Digital Turbine, Inc. * 2,580 194,609
DocuSign, Inc. * 5,403 1,204,545
Domo, Inc., Class B * 811 52,139
DoubleVerify Holdings, Inc. * 8,041 283,124
Dropbox, Inc., Class A * 6,762 173,783
Duck Creek Technologies,
Inc. * 1,893 78,711
Dynatrace, Inc. * 5,314 276,541

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Software
Ebix, Inc. 876 26,376
eGain Corp. * 694 6,822
Elastic NV * 1,865 224,956
Envestnet, Inc. * 1,754 129,498
Everbridge, Inc. * 859 113,998
Fair Isaac Corp. * 886 461,969
FireEye, Inc. * 11,725 233,034
Five9, Inc. * 1,844 346,617
Fortinet, Inc. * 4,025 822,026
fuboTV, Inc. * 57 1,149
GTY Technology Holdings,
Inc. * 1,718 8,762
Guidewire Software, Inc. * 2,454 258,922
HubSpot, Inc. * 1,255 660,695
Ideanomics, Inc. * 200 588
Intelligent Systems Corp. * 251 9,618
InterDigital, Inc. 1,091 75,737
Intrusion, Inc. * 9 165
Intuit, Inc. 7,618 3,139,835
J2 Global, Inc. *(d) 1,188 143,748
Jamf Holding Corp. * 1,025 37,433
JFrog Ltd. * 524 25,692
KnowBe4, Inc., Class A * 12,240 281,275
LivePerson, Inc. * 1,870 102,196
Manhattan Associates, Inc. * 2,100 288,204
McAfee Corp., Class A 493 11,970
Medallia, Inc. * 2,713 80,006
Microsoft Corp. 229,756 57,939,868
MicroStrategy, Inc., Class A * 240 157,718
Mimecast Ltd. * 3,838 166,646
Mitek Systems, Inc. * 2,154 34,916
Model N, Inc. * 1,144 45,508
nCino, Inc. * 1,228 80,299
New Relic, Inc. * 1,336 85,905
NortonLifeLock, Inc. 16,199 350,060
Nuance Communications,
Inc. * 8,549 454,550
Nutanix, Inc., Class A * 6,022 162,835
Olo, Inc., Class A * 1,508 43,521
ON24, Inc. * 685 30,140
OneSpan, Inc. * 1,129 30,268
Oracle Corp. 56,037 4,247,044
PagerDuty, Inc. *(d) 2,413 102,456
Palantir Technologies, Inc.,
Class A * 3,198 73,682
Palo Alto Networks, Inc. * 2,920 1,031,899
Park City Group, Inc. *(d) 374 1,978
Paycom Software, Inc. * 1,431 550,091
Paylocity Holding Corp. * 1,143 220,873
Pegasystems, Inc. 1,332 169,084
Ping Identity Holding Corp. * 6,832 165,881
Privia Health Group, Inc. * 8,954 325,209
Progress Software Corp. 1,400 61,124
Proofpoint, Inc. * 2,335 401,877
PROS Holdings, Inc. * 1,324 56,906
PTC, Inc. * 3,132 410,104
Q2 Holdings, Inc. * 1,426 148,333
QAD, Inc., Class A 412 29,124
Qualys, Inc. * 2,006 203,328
Rapid7, Inc. * 3,221 261,706
Common Stocks
Shares Value ($)
Software
Rimini Street, Inc. * 654 5,147
RingCentral, Inc., Class A * 2,365 754,317
Riot Blockchain, Inc. *(d) 2,202 92,110
SailPoint Technologies
Holdings, Inc. * 4,725 230,722
salesforce.com, Inc. * 25,382 5,845,982
Sapiens International Corp.
NV 895 28,962
SeaChange International,
Inc. *(d) 1,272 1,425
SecureWorks Corp., Class A * 263 3,422
ServiceNow, Inc. * 5,901 2,988,089
SharpSpring, Inc. * 11 182
ShotSpotter, Inc. * 278 9,713
Slack Technologies, Inc.,
Class A * 14,971 634,770
Smartsheet, Inc., Class A * 3,735 221,486
Smith Micro Software, Inc. * 1,104 6,204
SolarWinds Corp. * 1,615 27,229
Splunk, Inc. * 4,708 595,185
Sprout Social, Inc., Class A * 583 38,647
SPS Commerce, Inc. * 1,211 124,055
SS&C Technologies Holdings,
Inc. 6,981 518,130
Sumo Logic, Inc. * 180 3,508
SVMK, Inc. * 4,123 74,173
Synchronoss Technologies,
Inc. * 1,960 6,546
Synopsys, Inc. * 4,771 1,178,723
Telos Corp. * 1,034 34,308
Tenable Holdings, Inc. * 5,411 202,885
Teradata Corp. * 3,008 148,806
Trade Desk, Inc. (The),
Class A * 1,250 911,638
Tyler Technologies, Inc. * 1,234 524,277
UiPath, Inc., Class A * 1,006 72,432
Unity Software, Inc. * 632 64,199
Upland Software, Inc. * 890 44,108
Varonis Systems, Inc. * 5,515 292,019
Verint Systems, Inc. * 1,390 67,512
Veritone, Inc. * 911 21,973
Vertex, Inc., Class A * 24 490
Viant Technology, Inc.,
Class A * 763 25,057
VirnetX Holding Corp. (d) 2,180 10,159
VMware, Inc., Class A *(d) 2,402 386,314
Workday, Inc., Class A * 5,530 1,365,910
Workiva, Inc. * 1,300 122,200
Xperi Holding Corp. 2,749 56,492
Yext, Inc. * 3,423 47,751
Zendesk, Inc. * 3,552 519,125
Zix Corp. * 1,826 14,398
Zoom Video Communications,
Inc., Class A * 5,267 1,683,175
Zscaler, Inc. * 2,219 416,373
Zuora, Inc., Class A * 3,303 53,509
117,482,087
Specialty Retail 1.2%
Aaron's Co., Inc. (The) 1,119 34,566

60 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Abercrombie & Fitch Co.,
Class A * 2,314 86,752
Academy Sports & Outdoors,
Inc. * 253 7,795
Advance Auto Parts, Inc. 3,993 799,239
American Eagle Outfitters,
Inc. (d) 4,885 168,874
America's Car-Mart, Inc. * 212 31,976
Arko Corp. * 9,607 101,066
Asbury Automotive Group,
Inc. * 537 106,654
At Home Group, Inc. * 1,572 49,644
AutoNation, Inc. * 1,640 168,067
AutoZone, Inc. * 940 1,376,273
Barnes & Noble Education,
Inc. * 35 277
Bed Bath & Beyond, Inc. * 4,008 101,483
Best Buy Co., Inc. 6,773 787,497
Big 5 Sporting Goods Corp. 20 366
Blink Charging Co. *(d) 2,330 85,744
Boot Barn Holdings, Inc. * 646 45,569
Buckle, Inc. (The) 351 14,721
Burlington Stores, Inc. * 2,049 668,650
Caleres, Inc. 1,327 30,932
Camping World Holdings, Inc.,
Class A 1,168 50,855
CarMax, Inc. * 4,927 656,473
Carvana Co. * 1,616 460,980
Cato Corp. (The), Class A * 839 11,243
Chico's FAS, Inc. * 4,215 12,645
Children's Place, Inc. (The) * 598 46,853
Citi Trends, Inc. * 305 31,903
Conn's, Inc. * 610 12,346
Container Store Group, Inc.
(The) * 686 9,666
Designer Brands, Inc.,
Class A * 426 7,540
Dick's Sporting Goods, Inc. 2,060 170,115
Envela Corp. * 201 780
Express, Inc. * 3,070 9,364
Five Below, Inc. * 1,638 329,680
Floor & Decor Holdings, Inc.,
Class A * 2,793 309,800
Foot Locker, Inc. 3,419 201,653
GameStop Corp., Class A *(d) 1,017 176,541
Gap, Inc. (The) 4,977 164,739
Genesco, Inc. * 424 21,200
Group 1 Automotive, Inc. 453 74,364
GrowGeneration Corp. * 862 37,583
Guess?, Inc. 1,575 42,588
Haverty Furniture Cos., Inc. 644 29,927
Hibbett Sports, Inc. * 185 14,698
Home Depot, Inc. (The) 32,719 10,590,159
Kirkland's, Inc. * 13 385
L Brands, Inc. * 7,700 507,430
Lazydays Holdings, Inc. * 6 149
Leslie's, Inc. *(d) 2,416 68,663
Lithia Motors, Inc., Class A 722 277,522
Lowe's Cos., Inc. 22,529 4,421,316
Common Stocks
Shares Value ($)
Specialty Retail
Lumber Liquidators Holdings,
Inc. * 1,025 24,569
MarineMax, Inc. * 719 40,839
Monro, Inc. 829 58,519
Murphy USA, Inc. 657 91,586
National Vision Holdings, Inc. * 2,420 121,992
ODP Corp. (The) * 1,666 67,356
OneWater Marine, Inc.,
Class A * 179 9,170
O'Reilly Automotive, Inc. * 2,190 1,210,807
Party City Holdco, Inc. * 103 721
Penske Automotive Group,
Inc. 825 72,344
Petco Health & Wellness Co.,
Inc. * 1,545 36,493
Rent-A-Center, Inc. 1,209 69,578
Restoration Hardware
Holdings, Inc. * 468 321,993
Ross Stores, Inc. 10,644 1,393,725
Sally Beauty Holdings, Inc. * 2,375 47,666
Shoe Carnival, Inc. 385 23,081
Signet Jewelers Ltd. * 1,168 69,788
Sleep Number Corp. * 905 101,260
Sonic Automotive, Inc.,
Class A 1,005 49,587
Sportsman's Warehouse
Holdings, Inc. * 1,453 25,515
Tilly's, Inc., Class A * 748 9,021
TJX Cos., Inc. (The) 37,036 2,629,556
Tractor Supply Co. 3,648 688,013
TravelCenters of America,
Inc. * 13 357
Ulta Beauty, Inc. * 1,587 522,678
Urban Outfitters, Inc. * 1,989 71,405
Vroom, Inc. * 3,071 142,095
Williams-Sonoma, Inc. 2,285 390,164
Winmark Corp. 100 19,257
Zumiez, Inc. * 862 37,040
31,761,480
Technology Hardware, Storage & Peripherals 2.6%
3D Systems Corp. * 4,063 87,517
Apple, Inc. 493,139 64,828,053
Avid Technology, Inc. * 1,171 26,628
Corsair Gaming, Inc. * 74 2,455
Dell Technologies, Inc.,
Class C * 8,008 787,427
Diebold Nixdorf, Inc. * 1,985 29,795
Eastman Kodak Co. *(d) 479 3,573
Hewlett Packard Enterprise
Co. 39,712 636,186
HP, Inc. 39,435 1,345,128
Immersion Corp. * 625 5,356
Intevac, Inc. * 721 4,622
NCR Corp. * 3,440 157,380
NetApp, Inc. 6,598 492,805
Pure Storage, Inc., Class A * 6,306 127,507
Quantum Corp. * 966 8,230
Seagate Technology plc 234 21,725
Super Micro Computer, Inc. * 1,546 57,233

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. * 9,088 641,885
Xerox Holdings Corp. 4,733 114,255
69,377,760
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. * 4,246 233,870
Carter's, Inc. * 1,179 128,263
Columbia Sportswear Co. 525 57,230
Crocs, Inc. * 1,868 187,024
Culp, Inc. 11 156
Deckers Outdoor Corp. * 825 279,015
Delta Apparel, Inc. * 6 204
Fossil Group, Inc. * 4,213 54,348
G-III Apparel Group Ltd. * 1,549 50,327
Hanesbrands, Inc. 10,546 222,099
Kontoor Brands, Inc. 1,713 107,628
Lakeland Industries, Inc. * 258 7,278
Levi Strauss & Co., Class A 63 1,818
Lululemon Athletica, Inc. * 3,320 1,113,096
Movado Group, Inc. 600 18,822
NIKE, Inc., Class B 37,656 4,993,939
Oxford Industries, Inc. 564 51,454
PVH Corp. * 1,984 224,549
Ralph Lauren Corp. * 1,430 190,605
Rocky Brands, Inc. 212 11,162
Skechers USA, Inc., Class A * 3,140 152,259
Steven Madden Ltd. 2,832 115,177
Superior Group of Cos., Inc. 343 8,650
Tapestry, Inc. * 7,916 378,781
Under Armour, Inc., Class A * 12,462 274,536
Unifi, Inc. * 528 14,272
Vera Bradley, Inc. * 1,056 11,721
VF Corp. 9,677 848,286
Wolverine World Wide, Inc. 2,728 113,812
9,850,381
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 1,858 83,889
Bogota Financial Corp. * 230 2,279
Bridgewater Bancshares, Inc. * 896 15,151
Capitol Federal Financial, Inc. 1,905 24,622
Columbia Financial, Inc. * 1,855 33,891
ESSA Bancorp, Inc. 291 4,516
Essent Group Ltd. (d) 2,988 157,109
Federal Agricultural Mortgage
Corp., Class C 389 40,012
Flagstar Bancorp, Inc. 1,229 57,198
FS Bancorp, Inc. 140 9,569
Greene County Bancorp, Inc. 93 2,363
Hingham Institution for
Savings 56 17,032
Home Bancorp, Inc. 290 11,003
HomeStreet, Inc. 690 28,180
Kearny Financial Corp. 2,719 34,749
Luther Burbank Corp. 1,050 11,697
Merchants Bancorp 302 12,319
Meridian Bancorp, Inc. 1,574 34,801
Meta Financial Group, Inc. 924 45,516
MGIC Investment Corp. (d) 11,825 180,213
MMA Capital Holdings, Inc. * 172 2,938
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Mr. Cooper Group, Inc. * 2,611 90,027
New York Community
Bancorp, Inc. 11,612 138,879
NMI Holdings, Inc., Class A * 2,742 70,853
Northfield Bancorp, Inc. 1,572 25,435
Northwest Bancshares, Inc. 4,010 56,300
Oconee Federal Financial
Corp. 35 822
Ocwen Financial Corp. * 7 221
OP Bancorp 456 4,961
PCSB Financial Corp. 689 12,051
PDL Community Bancorp * 198 2,194
PennyMac Financial Services,
Inc. 1,266 76,226
Pioneer Bancorp, Inc. * 342 4,022
Premier Financial Corp. 1,151 36,360
Provident Bancorp, Inc. 253 4,142
Provident Financial Holdings,
Inc. 233 3,789
Provident Financial Services,
Inc. 2,421 57,063
Prudential Bancorp, Inc. 257 3,559
Radian Group, Inc. 4,982 122,756
Riverview Bancorp, Inc. 796 5,484
Rocket Cos., Inc., Class A (d) 3,181 71,413
Security National Financial
Corp., Class A * 292 2,464
Southern Missouri Bancorp,
Inc. 311 13,028
Standard AVB Financial Corp. 126 4,143
Sterling Bancorp, Inc. * 628 3,109
Territorial Bancorp, Inc. 269 6,765
TFS Financial Corp. 1,720 33,643
Timberland Bancorp, Inc. 236 6,641
TrustCo Bank Corp. 3,126 22,867
Walker & Dunlop, Inc. 1,007 111,626
Washington Federal, Inc. 1,289 41,957
Waterstone Financial, Inc. 848 16,706
Western New England
Bancorp, Inc. 782 6,334
WSFS Financial Corp. 1,086 55,484
1,920,371
Tobacco 0.3%
22nd Century Group, Inc. * 140 655
Altria Group, Inc. 56,717 2,708,237
Philip Morris International, Inc. 47,258 4,489,510
Turning Point Brands, Inc. 310 15,134
Universal Corp. 833 46,840
Vector Group Ltd. 3,969 51,795
7,312,171
Trading Companies & Distributors 0.2%
Air Lease Corp. 3,539 165,307
Alta Equipment Group, Inc. * 588 7,556
Applied Industrial
Technologies, Inc. 1,270 121,488
Beacon Roofing Supply, Inc. * 1,899 106,971
BlueLinx Holdings, Inc. * 9 454
Boise Cascade Co. 1,321 88,137

62 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Trading Companies & Distributors
CAI International, Inc. 538 22,892
Custom Truck One Source,
Inc. * 431 4,422
DXP Enterprises, Inc. * 559 16,362
EVI Industries, Inc. * 176 4,706
Fastenal Co. 17,274 903,085
GATX Corp. 858 83,835
General Finance Corp. * 337 6,396
GMS, Inc. * 1,406 61,456
H&E Equipment Services, Inc. 1,076 41,856
Herc Holdings, Inc. * 840 88,704
Lawson Products, Inc. * 156 8,179
McGrath RentCorp 298 24,430
MRC Global, Inc. * 2,771 26,103
MSC Industrial Direct Co.,
Inc., Class A 1,176 106,028
NOW, Inc. * 3,831 37,621
Rush Enterprises, Inc.,
Class A 1,624 78,902
SiteOne Landscape Supply,
Inc. * 1,401 251,311
Systemax, Inc. 484 20,677
Textainer Group Holdings
Ltd. * 1,478 37,866
Titan Machinery, Inc. * 663 17,311
Transcat, Inc. * 218 10,900
Triton International Ltd. 1,634 81,978
United Rentals, Inc. * 2,193 701,650
Univar Solutions, Inc. * 3,982 92,980
Veritiv Corp. * 506 21,191
Watsco, Inc. 1,073 314,239
WESCO International, Inc. * 1,293 118,594
Willis Lease Finance Corp. * 86 3,683
WW Grainger, Inc. 1,402 607,823
4,285,093
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 2,659 88,571
Water Utilities 0.1%
American States Water Co. 1,222 96,770
American Water Works Co.,
Inc. 5,528 862,313
Artesian Resources Corp.,
Class A 258 10,436
Cadiz, Inc. * 693 8,073
California Water Service
Group 1,609 94,529
Consolidated Water Co. Ltd. 599 7,050
Essential Utilities, Inc. (d) 6,489 305,827
Global Water Resources, Inc. 387 6,598
Middlesex Water Co. 573 46,998
Pure Cycle Corp. * 669 10,216
SJW Group 857 56,176
York Water Co. (The) 427 22,050
1,527,036
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. * 1,489 20,786
Gogo, Inc. *(d) 1,713 17,849
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Shenandoah
Telecommunications Co. 983 46,457
Spok Holdings, Inc. 924 9,489
Telephone & Data Systems,
Inc. 3,415 78,477
T-Mobile US, Inc. * 16,977 2,243,171
United States Cellular Corp. * 705 24,062
2,440,291
Total Common Stocks
(cost $848,542,065)
1,328,775,091
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 486,600
Total Convertible Bond
(cost $485,087)
486,600
Corporate Bonds 18.5%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 1,850,000 1,855,752
4.88%, 5/1/2025 3,150,000 3,532,633
2.75%, 2/1/2026 920,000 953,934
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,126,813
3.50%, 5/15/2025 2,050,000 2,257,629
Northrop Grumman Corp. ,
2.93%, 1/15/2025 4,370,000 4,677,873
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 161,376
15,566,010
Automobiles 0.2%
General Motors Co. ,
(ICE LIBOR USD 3
Month + 0.90%), 1.08%,
9/10/2021(e) 230,000 230,508
5.40%, 10/2/2023 130,000 143,790
6.13%, 10/1/2025 1,290,000 1,530,979
Nissan Motor Acceptance
Corp. ,
1.05%, 3/8/2024(a) 470,000 469,814
2.00%, 3/9/2026(a) 530,000 531,620
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,660,000 1,736,761
4,643,472
Banks 4.0%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,640,213
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 0.98%, 3/5/2024(e) 2,000,000 2,017,564

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 3,330,000 3,559,544
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 410,869
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,010,000 1,019,378
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,439,395
1.85%, 5/1/2025 4,290,000 4,427,440
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,343,724
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 6,070,000 6,395,774
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 463,769
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 378,354
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 4,350,000 4,666,027
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 1,100,000 1,081,923
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 1,860,000 1,863,834
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 4,750,000 4,840,983
HSBC Holdings plc ,
3.60%, 5/25/2023 3,280,000 3,492,976
(ICE LIBOR USD 3
Month + 1.00%), 1.19%,
5/18/2024(e) 3,450,000 3,485,350
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,402,469
3.38%, 1/12/2023(a) 2,000,000 2,084,733
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,049,752
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,580,000 2,793,636
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 5,955,513
Lloyds Banking Group plc ,
3.10%, 7/6/2021 2,000,000 2,009,860
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 2,008,576
3.90%, 3/12/2024 600,000 651,124
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 1,160,000 1,261,310
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 539,349
Nordea Bank Abp ,
4.88%, 5/13/2021(a) 500,000 500,581
1.00%, 6/9/2023(a) 460,000 465,565
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 986,254
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 510,253
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,186,240
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 0.98%,
10/16/2023(e) 2,500,000 2,531,260
Svenska Handelsbanken AB ,
(ICE LIBOR USD 3
Month + 0.47%), 0.65%,
5/24/2021(e) 2,000,000 2,000,529
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 1,890,000 1,906,043
1.15%, 6/12/2025 2,070,000 2,080,217
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,832,914
US Bancorp ,
1.45%, 5/12/2025 6,230,000 6,363,527
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.42%,
10/31/2023(e) 4,000,000 4,060,640
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,631,416
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,610,000 3,740,348
105,079,226
Beverages 0.2%
Coca-Cola Co. (The) ,
2.95%, 3/25/2025 2,630,000 2,850,632
1.45%, 6/1/2027 250,000 251,095
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 747,407
2.25%, 3/19/2025 1,040,000 1,098,295
2.63%, 3/19/2027 10,000 10,726
4,958,155
Biotechnology 0.4%
AbbVie, Inc. ,
2.60%, 11/21/2024 2,000,000 2,117,955
3.80%, 3/15/2025 1,720,000 1,884,083
2.95%, 11/21/2026 4,000,000 4,283,767

64 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 1,081,145
9,366,950
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025 1,950,000 2,033,966
Capital Markets 1.5%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,620,000 5,780,261
Credit Suisse AG ,
0.50%, 2/2/2024 840,000 833,387
3.63%, 9/9/2024 2,830,000 3,076,570
2.95%, 4/9/2025 2,490,000 2,656,159
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 960,000 960,562
3.50%, 4/1/2025 3,780,000 4,110,992
3.75%, 5/22/2025 7,300,000 8,005,538
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 2,620,000 2,618,425
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,940,000 5,136,597
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,031,260
(ICE LIBOR USD 3
Month + 0.95%), 1.14%,
8/15/2023(a)(e) 2,100,000 2,119,990
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,600,000 2,675,790
USAA Capital Corp. ,
1.50%, 5/1/2023(a) 150,000 153,310
39,158,841
Chemicals 0.1%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 1,250,000 1,253,125
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,345,908
3,599,033
Consumer Finance 0.3%
American Express Co. ,
(ICE LIBOR USD 3
Month + 0.60%), 0.80%,
11/5/2021(e) 2,500,000 2,505,536
Caterpillar Financial Services
Corp. ,
1.45%, 5/15/2025 2,410,000 2,468,949
Ford Motor Credit Co. LLC ,
5.88%, 8/2/2021 930,000 938,835
(ICE LIBOR USD 3 Month +
1.08%), 1.28%, 8/3/2022(e) 1,620,000 1,605,636
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,551,072
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,587
9,083,615
Diversified Financial Services 0.2%
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.59%,
11/13/2023(e) 3,170,000 3,189,045
2.88%, 5/10/2026 830,000 896,819
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,410,000 1,409,998
5,495,862
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.40%, 5/15/2025 2,927,000 3,186,853
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,614,692
Verizon Communications, Inc. ,
0.75%, 3/22/2024 1,200,000 1,204,628
3.38%, 2/15/2025 5,680,000 6,195,985
0.85%, 11/20/2025 3,190,000 3,147,756
1.45%, 3/20/2026 850,000 855,320
2.63%, 8/15/2026 580,000 616,769
17,822,003
Electric Utilities 0.5%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,035,378
Duke Energy Corp. ,
3.55%, 9/15/2021 2,300,000 2,308,634
2.40%, 8/15/2022 1,000,000 1,023,310
FirstEnergy Corp. ,
Series A, 3.35%,
7/15/2022(c) 2,855,000 2,912,100
Series B, 4.75%,
3/15/2023(c) 2,162,000 2,292,909
Series A, 1.60%, 1/15/2026 940,000 914,150
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,791,570
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,113,650
14,391,701
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 773,147
Food & Staples Retailing 0.1%
Walmart, Inc. ,
3.40%, 6/26/2023 120,000 127,816

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc.,
3.55%, 6/26/2025 1,160,000 1,286,016
1,413,832
Food Products 0.2%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,603,233
1.38%, 7/23/2023(a) 330,000 336,991
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 400,136
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 214,984
Mondelez International, Inc. ,
1.50%, 5/4/2025 930,000 949,299
Tyson Foods, Inc. ,
2.25%, 8/23/2021 1,000,000 1,004,382
4,509,025
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,000,000 1,077,046
3.73%, 12/15/2024 2,070,000 2,266,167
3,343,213
Health Care Providers & Services 1.0%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 956,792
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.07%,
7/15/2023(e) 6,060,000 6,133,651
3.75%, 7/15/2023 12,000 12,813
3.25%, 4/15/2025 1,010,000 1,089,758
4.13%, 11/15/2025 4,440,000 4,991,270
CVS Health Corp. ,
3.70%, 3/9/2023 310,000 328,104
3.88%, 7/20/2025 7,560,000 8,376,245
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,551,751
4.50%, 4/1/2025 260,000 292,717
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 1,000,000 1,016,271
2.38%, 10/15/2022 50,000 51,531
3.50%, 6/15/2023 120,000 127,970
3.75%, 7/15/2025 1,650,000 1,837,523
1.25%, 1/15/2026 240,000 242,120
27,008,516
Hotels, Restaurants & Leisure 0.4%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 3,352,747
McDonald's Corp. ,
2.63%, 1/15/2022 400,000 406,545
3.30%, 7/1/2025 4,670,000 5,087,711
1.45%, 9/1/2025 240,000 244,025
3.70%, 1/30/2026 80,000 88,970
Sands China Ltd. ,
4.60%, 8/8/2023 1,810,000 1,934,890
11,114,888
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,304,692
2.80%, 3/25/2027 60,000 65,308
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.75%,
6/24/2022(a)(e) 2,100,000 2,111,804
3,481,804
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.49%,
2/14/2024(e) 3,600,000 3,617,941
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,461,340
6,079,281
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 210,813
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 150,117
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,341,437
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 299,200
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 140,803
3,142,370
Interactive Media & Services 0.2%
Alphabet, Inc. ,
0.45%, 8/15/2025 930,000 922,467
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,046,583
3.68%, 4/22/2041(a) 610,000 619,218
3.84%, 4/22/2051(a) 1,320,000 1,345,249
4,933,517
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
1.20%, 6/3/2027 3,150,000 3,128,566
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 2,000,000 2,249,620
5,378,186
IT Services 0.4%
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 300,000 305,518
1.65%, 6/1/2025 5,460,000 5,611,443
Visa, Inc. ,
3.15%, 12/14/2025 3,870,000 4,232,939
10,149,900

66 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.86%, 2/1/2024(e) 6,700,000 6,879,345
4.91%, 7/23/2025 830,000 943,895
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.81%,
4/15/2024(e) 5,200,000 5,258,968
3.10%, 4/1/2025 2,300,000 2,493,622
3.95%, 10/15/2025 1,870,000 2,099,746
Fox Corp. ,
3.05%, 4/7/2025 3,610,000 3,857,716
3.50%, 4/8/2030 430,000 461,483
21,994,775
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 1,000,000 1,050,320
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,278,043
4.13%, 5/30/2023(a) 440,000 468,697
4.13%, 3/12/2024(a) 2,000,000 2,164,673
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,028,747
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 706,555
7,697,035
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 41,906
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,894,917
2,936,823
Multi-Utilities 0.1%
Abu Dhabi National Energy
Co. PJSC ,
2.00%, 4/29/2028(a) 2,520,000 2,513,246
Consolidated Edison, Inc. ,
2.00%, 5/15/2021 1,100,000 1,100,538
3,613,784
Oil, Gas & Consumable Fuels 2.3%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 1,007,500
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.84%,
9/19/2022(e) 1,000,000 1,004,390
2.94%, 4/6/2023 2,000,000 2,096,384
3.19%, 4/6/2025 370,000 399,816
BP Capital Markets plc ,
(ICE LIBOR USD 3
Month + 0.87%), 1.06%,
9/16/2021(e) 590,000 591,862
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp. ,
1.55%, 5/11/2025 5,240,000 5,366,182
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,820,000 3,072,713
3.90%, 5/15/2027 590,000 645,158
Continental Resources, Inc. ,
3.80%, 6/1/2024 1,800,000 1,885,500
Devon Energy Corp. ,
5.85%, 12/15/2025 2,220,000 2,608,166
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,579,540
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,154,475
5.38%, 6/26/2026 1,000,000 1,122,200
Energy Transfer LP ,
4.50%, 11/1/2023 80,000 86,071
4.50%, 4/15/2024 1,440,000 1,581,551
2.90%, 5/15/2025 2,270,000 2,382,619
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 500,000 540,503
3.75%, 2/15/2025 900,000 984,547
Exxon Mobil Corp. ,
1.57%, 4/15/2023 1,010,000 1,035,363
2.99%, 3/19/2025 4,800,000 5,167,817
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 500,000 561,580
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 1.46%,
1/15/2023(e) 500,000 507,694
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,065,783
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 1.29%, 9/9/2022(e) 4,350,000 4,352,246
1.75%, 3/1/2026 1,860,000 1,871,335
Occidental Petroleum Corp. ,
(ICE LIBOR USD 3
Month + 1.45%), 1.64%,
8/15/2022(e) 2,530,000 2,511,264
Petrobras Global Finance BV ,
5.30%, 1/27/2025 150,000 166,314
5.75%, 2/1/2029 300,000 335,070
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,002,643
Pioneer Natural Resources
Co. ,
0.75%, 1/15/2024 2,030,000 2,030,782
1.13%, 1/15/2026 4,280,000 4,220,541
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,318,158
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 2.10%), 2.29%,
1/13/2023(e) 420,000 415,833

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 960,000 1,046,206
4.55%, 6/24/2024 2,110,000 2,329,060
WPX Energy, Inc. ,
5.25%, 9/15/2024 270,000 299,153
61,346,019
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,351,700
Pharmaceuticals 0.7%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.86%,
8/17/2023(e) 2,186,000 2,205,938
Bristol-Myers Squibb Co. ,
2.25%, 8/15/2021 1,845,000 1,855,855
2.60%, 5/16/2022 1,830,000 1,875,750
2.90%, 7/26/2024 96,000 102,874
3.88%, 8/15/2025 862,000 962,465
Elanco Animal Health, Inc. ,
4.91%, 8/27/2021(c) 666,000 672,174
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 408,778
GlaxoSmithKline Capital plc ,
(ICE LIBOR USD 3
Month + 0.35%), 0.54%,
5/14/2021(e) 1,500,000 1,500,143
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 436,784
1.45%, 6/24/2030 260,000 247,322
Pfizer, Inc. ,
0.80%, 5/28/2025 2,470,000 2,471,429
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,633,808
17,373,320
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
4.70%, 4/15/2025 4,110,000 4,636,105
3.15%, 11/15/2025 630,000 674,767
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 331,547
NXP BV ,
2.70%, 5/1/2025(a) 4,630,000 4,893,207
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 0.92%,
1/30/2023(e) 2,700,000 2,728,096
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 106,752
13,370,474
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,197,685
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.3%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.50%, 3/1/2022(e) 1,000,000 1,002,320
3.25%, 3/1/2022 1,000,000 1,025,072
2.50%, 4/15/2027 20,000 21,235
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,060,431
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 2,300,000 2,517,267
7,626,325
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.55%, 8/4/2021 1,070,000 1,072,538
1.13%, 5/11/2025 2,830,000 2,863,915
3,936,453
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 3,010,000 3,187,851
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,847,026
Nationwide Building Society ,
0.55%, 1/22/2024(a) 2,760,000 2,752,099
5,599,125
Tobacco 0.5%
Altria Group, Inc. ,
2.35%, 5/6/2025 2,090,000 2,186,492
4.40%, 2/14/2026 436,000 492,389
2.63%, 9/16/2026 2,260,000 2,363,056
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.07%,
8/15/2022(e) 40,000 40,263
BAT International Finance plc ,
1.67%, 3/25/2026 2,600,000 2,587,180
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,455,850
1.50%, 5/1/2025 260,000 265,008
0.88%, 5/1/2026 1,840,000 1,811,566
12,201,804
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
0.70%, 2/15/2024 6,110,000 6,062,082
3.38%, 7/1/2025 260,000 278,499
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,776,102
9,116,683

68 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(a) 3,460,000 3,751,955
Total Corporate Bonds
(cost $483,754,151)
490,828,324
Exchange Traded Funds 0.8%
Shares
Capital Markets 0.1%
iShares MSCI Hong Kong ETF 35,229 960,695
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF 6,768 591,794
Equity Funds 0.7%
Consumer Discretionary
Select Sector SPDR Fund 3,021 540,517
Energy Select Sector SPDR
Fund 36,073 1,781,646
Financial Select Sector SPDR
Fund 60,933 2,209,431
Industrial Select Sector SPDR
Fund 22,027 2,245,212
Invesco QQQ Trust 7,094 2,397,701
iShares Core S&P 500 ETF 2,706 1,133,489
Materials Select Sector SPDR
Fund 37,306 3,097,890
SPDR S&P Homebuilders
ETF 3,553 267,719
SPDR S&P MidCap 400 ETF
Trust 2,455 1,219,104
Vanguard FTSE Pacific ETF 9,858 808,159
Vanguard High Dividend Yield
ETF 20,090 2,082,730
Vanguard Industrials ETF 4,086 801,060
Vanguard Small-Cap ETF 335 74,534
Xtrackers Harvest CSI 300
China A-Shares ETF 14,940 591,176
19,250,368
Total Exchange Traded Funds
(cost $19,778,508)
20,802,857
Foreign Government Securities 1.3%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 103,130 39,087
0.12%, 7/9/2030(c) 2,968,200 1,075,973
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a)(f) 1,200,000 486,012
1,601,072
COLOMBIA 0.0%
†
Republic of Colombia ,
3.25%, 4/22/2032 1,140,000 1,118,249
Foreign Government Securities
Principal
Amount ($) Value ($)
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,271,777
INDONESIA 0.1%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,236,024
2.95%, 1/11/2023 2,490,000 2,580,960
3,816,984
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,157,600
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 918,445
3.50%, 3/20/2027(a) 1,260,000 1,394,706
2,313,151
MEXICO 0.2%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,657,733
United Mexican States ,
4.00%, 10/2/2023 3,060,000 3,319,518
5,977,251
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,158,002
QATAR 0.1%
State of Qatar ,
2.38%, 6/2/2021(a) 500,000 500,750
Reg. S, 3.88%, 4/23/2023 2,220,000 2,364,300
3.38%, 3/14/2024(a) 760,000 816,012
3,681,062
RUSSIA 0.1%
Russian Federation ,
6.90%, 5/23/2029 RUB 121,670,000 1,621,059
7.65%, 4/10/2030 144,850,000 2,020,379
7.25%, 5/10/2034 2,250,000 30,387
3,671,825
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,676,881
SENEGAL 0.1%
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,319,850
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,442,280
0.75%, 9/2/2023(a) 630,000 633,234

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 69
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
United Arab Emirates
Government Bond
(continued)
4.13%, 10/11/2047(a) 1,970,000 2,264,125
4,339,639
Total Foreign Government Securities
(cost $34,862,094)
35,103,343
Mortgage-Backed Securities 3.9%
FHLMC Gold Pool Pool#
G61374 ,
4.50%, 4/1/2048 282,302
312,258
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 383,554 415,112
Pool# ZS9826
3.00%, 10/1/2046 151,327 160,803
Pool# ZA5297
4.00%, 3/1/2048 640,603 701,258
Pool# ZM6115
4.50%, 4/1/2048 173,995 190,366
Pool# ZM6138
4.50%, 4/1/2048 138,768 151,903
Pool# ZM6880
4.50%, 6/1/2048 112,227 122,719
Pool# ZT0474
4.50%, 8/1/2048 39,771 43,727
Pool# ZA6342
4.50%, 3/1/2049 444,309 492,554
Pool# RA1084
4.50%, 7/1/2049 296,765 326,261
Pool# SD0291
5.00%, 3/1/2050 710,501 788,450
Pool# RA3838
3.00%, 10/1/2050 3,785,521 4,011,000
Pool# RA3882
2.00%, 11/1/2050 392,529 397,630
Pool# RA4175
2.50%, 12/1/2050 196,427 205,743
Pool# QB9290
2.00%, 3/1/2051 397,991 404,287
Pool# QB9482
2.00%, 3/1/2051 199,605 201,858
Pool# QC0337
2.00%, 4/1/2051 295,756 298,866
Pool# SD0573
2.00%, 4/1/2051 200,000 202,797
Pool# QC1352
2.00%, 4/1/2051 200,000 202,103
Pool# QC0288
2.00%, 4/1/2051 198,465 200,553
Pool# QC1164
2.00%, 4/1/2051 100,000 101,334
Pool# QC0885
2.00%, 4/1/2051 100,000 101,399
Pool# QC0297
2.00%, 4/1/2051 99,854 101,028
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 317,114
Pool# BM6224
2.79%, 1/1/2035(b) 735,733 791,002
Pool# BL5767
2.68%, 2/1/2035 200,000 211,374
Pool# BF0301
4.50%, 8/1/2058 516,306 584,928
FNMA UMBS Pool
Pool# MA2110
3.50%, 12/1/2034 96,436 104,505
Pool# MA2138
3.50%, 1/1/2035 49,871 53,922
Pool# MA2320
3.00%, 7/1/2035 330,912 350,187
Pool# BR2935
1.50%, 3/1/2036 100,000 101,296
Pool# MA2832
3.00%, 12/1/2036 712,169 753,515
Pool# AS8740
3.50%, 2/1/2037 145,675 156,773
Pool# FM5754
3.50%, 3/1/2037 91,050 98,440
Pool# FM6015
3.50%, 8/1/2039 183,022 197,587
Pool# FM0068
3.50%, 2/1/2040 230,396 250,052
Pool# FM0071
3.50%, 2/1/2040 69,195 74,901
Pool# FM4650
2.50%, 10/1/2040 866,333 908,699
Pool# AS3253
4.00%, 9/1/2044 144,444 158,264
Pool# AL9546
3.50%, 11/1/2046 362,400 393,149
Pool# BE3702
4.00%, 6/1/2047 176,622 191,098
Pool# MA3058
4.00%, 7/1/2047 675,816 731,205
Pool# BE3776
4.50%, 7/1/2047 522,805 572,403
Pool# CA0148
4.50%, 8/1/2047 107,564 117,581
Pool# CA0717
4.50%, 11/1/2047 464,557 507,687
Pool# BM3330
3.50%, 1/1/2048 2,799,926 3,036,665
Pool# CA1565
4.50%, 4/1/2048 145,764 159,590
Pool# BJ2763
4.50%, 5/1/2048 1,283,775 1,410,123
Pool# BM4014
4.50%, 5/1/2048 46,046 50,829
Pool# FM5380
4.00%, 6/1/2048 2,123,337 2,286,715
Pool# BJ9257
4.50%, 6/1/2048 252,148 281,626
Pool# CA2047
4.50%, 7/1/2048 370,688 411,077

70 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM3469
3.50%, 8/1/2048 893,548 963,506
Pool# CA2199
4.50%, 8/1/2048 577,918 643,635
Pool# CA2251
5.00%, 8/1/2048 85,111 94,262
Pool# FM3445
4.00%, 9/1/2048 674,576 730,202
Pool# BK4814
4.50%, 9/1/2048 139,290 151,967
Pool# FM5828
4.00%, 10/1/2048 577,752 622,227
Pool# CA2482
4.50%, 10/1/2048 469,260 517,538
Pool# BK7603
4.50%, 10/1/2048 82,247 90,380
Pool# FM6117
3.00%, 11/1/2048 187,939 198,780
Pool# FM3141
3.50%, 11/1/2048 1,033,251 1,107,181
Pool# BN1623
4.50%, 11/1/2048 301,372 334,229
Pool# MA3527
5.00%, 11/1/2048 552,162 612,180
Pool# FM5370
3.00%, 12/1/2048 320,926 339,932
Pool# BN0302
4.50%, 12/1/2048 593,291 656,676
Pool# BM5119
4.50%, 12/1/2048 212,099 233,305
Pool# FM3215
3.50%, 1/1/2049 311,032 334,417
Pool# BM5317
4.50%, 1/1/2049 189,021 207,666
Pool# BM5629
4.50%, 2/1/2049 94,133 103,916
Pool# FM3904
4.00%, 3/1/2049 255,566 273,661
Pool# FM1458
4.50%, 4/1/2049 48,197 52,562
Pool# FM1193
3.50%, 6/1/2049 104,542 112,756
Pool# FM1263
4.50%, 7/1/2049 206,656 226,385
Pool# CA4033
4.50%, 8/1/2049 303,597 332,758
Pool# FM1459
3.00%, 9/1/2049 568,382 595,245
Pool# FM3572
4.50%, 9/1/2049 2,478,603 2,735,332
Pool# FM1539
4.50%, 9/1/2049 122,117 133,790
Pool# FM1727
5.00%, 9/1/2049 1,334,986 1,500,334
Pool# FM3154
5.00%, 9/1/2049 60,584 66,916
Pool# FM1671
4.50%, 10/1/2049 402,920 445,856
Pool# FM3083
4.50%, 10/1/2049 108,015 117,388
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BO2878
3.00%, 11/1/2049 219,033 229,785
Pool# FM3002
4.50%, 11/1/2049 1,794,627 1,967,824
Pool# BO8513
3.00%, 12/1/2049 88,440 92,704
Pool# FM3155
5.00%, 12/1/2049 56,040 61,862
Pool# FM2378
4.50%, 1/1/2050 244,271 267,638
Pool# BP2319
3.00%, 2/1/2050 541,023 572,614
Pool# FM0062
3.50%, 2/1/2050 5,571,557 5,968,517
Pool# FM2870
3.00%, 3/1/2050 4,459,018 4,749,638
Pool# CA5379
4.50%, 3/1/2050 309,693 344,817
Pool# FM2761
5.00%, 3/1/2050 489,258 541,842
Pool# BP2389
4.50%, 4/1/2050 88,323 96,475
Pool# MA4031
4.50%, 5/1/2050 171,689 187,591
Pool# FM4133
3.00%, 7/1/2050 5,283,792 5,597,223
Pool# FM3978
4.00%, 7/1/2050 3,478,520 3,786,774
Pool# BQ0254
2.00%, 8/1/2050 94,646 95,879
Pool# BP8713
3.00%, 8/1/2050 383,102 406,193
Pool# FM4532
3.00%, 9/1/2050 748,963 791,115
Pool# FM4737
3.50%, 9/1/2050 162,790 173,452
Pool# BQ5876
2.50%, 11/1/2050 97,299 102,076
Pool# FM4925
3.00%, 11/1/2050 274,400 292,202
Pool# BQ9226
2.00%, 1/1/2051 293,292 296,765
Pool# BQ9224
2.00%, 1/1/2051 198,734 201,263
Pool# CA8460
2.50%, 1/1/2051 394,924 410,483
Pool# FM5940
2.00%, 2/1/2051 697,228 705,532
Pool# BR3750
2.00%, 2/1/2051 298,633 301,773
Pool# BR2664
2.00%, 2/1/2051 198,863 201,279
Pool# BR4056
2.00%, 2/1/2051 198,472 200,940
Pool# BR3999
2.00%, 2/1/2051 99,557 100,795
Pool# BR2643
2.00%, 2/1/2051 99,516 100,650
Pool# BR3257
2.00%, 2/1/2051 99,488 100,824

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR2644
2.00%, 2/1/2051 99,296 100,417
Pool# FM6184
2.00%, 3/1/2051 1,392,324 1,411,495
Pool# BR3290
2.00%, 3/1/2051 497,357 502,587
Pool# BQ9453
2.00%, 3/1/2051 398,147 404,446
Pool# BR5589
2.00%, 3/1/2051 199,537 201,638
Pool# BR4080
2.00%, 3/1/2051 199,142 201,301
Pool# BR6462
2.00%, 3/1/2051 99,797 100,848
Pool# BR4753
2.00%, 3/1/2051 99,745 101,076
Pool# BR3286
2.00%, 3/1/2051 99,520 100,847
Pool# BR4722
2.00%, 3/1/2051 99,486 100,669
Pool# FM6418
2.00%, 3/1/2051 99,142 100,703
Pool# FM6555
2.00%, 4/1/2051 697,594 704,991
Pool# BR8656
2.00%, 4/1/2051 399,379 403,579
Pool# BR7745
2.00%, 4/1/2051 200,000 202,667
Pool# BR8478
2.00%, 4/1/2051 100,000 101,377
Pool# BR8518
2.00%, 4/1/2051 100,000 101,334
Pool# BR7744
2.00%, 4/1/2051 100,000 101,377
Pool# BR8580
2.00%, 4/1/2051 100,000 101,052
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 5/25/2036 2,800,000 2,834,672
2.00%, 6/25/2036 500,000 515,801
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 5/25/2051 8,200,000 8,506,859
2.50%, 6/25/2051 100,000 103,497
3.00%, 6/25/2051 100,000 104,671
3.00%, 7/25/2051 100,000 104,581
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 78,004
83,870
GNMA II Pool
Pool# MA4451
3.50%, 5/20/2047 1,107,968 1,186,115
Pool# MA4511
4.00%, 6/20/2047 342,498 370,956
Pool# MA4654
4.50%, 8/20/2047 302,911 331,994
Pool# MA5193
4.50%, 5/20/2048 501,583 542,744
Pool# MA5399
4.50%, 8/20/2048 978,078 1,068,089
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784985
3.50%, 9/20/2048 108,208 115,595
Pool# MA5530
5.00%, 10/20/2048 50,035 54,897
Pool# MA5597
5.00%, 11/20/2048 467,020 511,432
Pool# MA5711
4.50%, 1/20/2049 184,379 199,968
Pool# MA5712
5.00%, 1/20/2049 321,265 352,050
Pool# MA5819
5.00%, 3/20/2049 524,540 574,772
Pool# MA6338
3.00%, 12/20/2049 692,959 725,323
Pool# MA6342
5.00%, 12/20/2049 888,268 972,213
Pool# BS1728
4.00%, 1/20/2050 86,725 95,412
Pool# MA6413
5.00%, 1/20/2050 550,772 602,853
Pool# BM7534
3.50%, 2/20/2050 151,037 161,138
Pool# BS1742
4.00%, 2/20/2050 83,845 91,862
Pool# MA6477
4.50%, 2/20/2050 307,589 333,505
Pool# BS1757
4.00%, 3/20/2050 86,570 95,627
Pool# MA6544
4.50%, 3/20/2050 225,435 244,027
Pool# BS8420
4.00%, 4/20/2050 355,038 388,772
Pool# MA6603
5.00%, 4/20/2050 514,997 563,665
Pool# MA6766
3.00%, 7/20/2050 3,042,138 3,186,260
Pool# MA6997
3.50%, 11/20/2050 577,639 612,807
Pool# 785219
2.00%, 12/20/2050 296,431 302,748
Pool# 785218
2.00%, 12/20/2050 296,179 302,403
Pool# 785221
2.00%, 12/20/2050 293,546 299,801
Pool# 785220
2.00%, 12/20/2050 197,900 202,357
Pool# BT1888
2.50%, 12/20/2050 295,448 307,418
Pool# BS8546
2.50%, 12/20/2050 197,917 208,717
GNMA TBA
2.00%, 5/15/2051 200,000 204,078
2.50%, 5/15/2051 2,400,000 2,494,688
Total Mortgage-Backed Securities
(cost $103,569,674)
103,878,464

72 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Option 0.0%
†
Number of
Contracts Value ($)
Call Option 0.0%
†
Equity Funds 0.0%
†
SPDR S&P 500 ETF Trust
5/21/2021 at
USD
400.00,
European Style, Notional
Amount:
USD
3,512,182,800
Exchange Traded* 840,000 40,531
0
Total Purchased Option
(cost $8,967) 40,531
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 499
Alder Biopharmaceuticals,
Inc., CVR*^∞ 3,287 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Stemline Therapeutics, Inc.,
CVR*^∞ 1,519 0
531
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $13,364) 531
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,674,256
Total U.S. Government Agency Security
(cost $2,699,012)
2,674,256
U.S. Treasury Obligations 5.2%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 4,625,578
1.38%, 11/15/2040 4,960,000 4,321,400
1.88%, 2/15/2041 3,300,000 3,139,125
3.00%, 2/15/2049 280,000 321,771
0.00%, 5/15/2049 4,350,000 2,246,594
2.00%, 2/15/2050 5,500,000 5,157,969
1.25%, 5/15/2050 15,630,000 12,127,293
1.38%, 8/15/2050 15,260,000 12,234,228
1.63%, 11/15/2050 7,830,000 6,698,320
1.88%, 2/15/2051 18,160,000 16,519,925
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (g) 1,440,000 2,547,738
2.13%, 2/15/2041 (g) 700,000 1,231,919
1.38%, 2/15/2044 (g)(h) 4,290,000 6,418,629
0.75%, 2/15/2045 (g) 80,000 105,204
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2031 (g) 9,010,000 9,932,601
U.S. Treasury Notes
1.75%, 7/15/2022 70,000 71,400
0.25%, 7/31/2025 210,000 206,292
0.75%, 4/30/2026 6,240,000 6,210,750
2.13%, 5/31/2026 1,730,000 1,837,990
0.63%, 11/30/2027 7,630,000 7,335,232
1.25%, 3/31/2028 130,000 129,614
1.25%, 4/30/2028 27,670,000 27,561,914
0.63%, 5/15/2030 8,050,000 7,406,000
Total U.S. Treasury Obligations
(cost $145,522,279)
138,387,486
Short-Term Investments 4.9%
Principal
Amount ($)
Commercial Paper 4.7%
Brookfield Inf Hldgs Corporate
Commercial Paper, 0.30%,
5/4/2021 5,000,000 4,999,917
Centennial Energy Holdings,
Inc. Corporate Commercial
Paper, 0.35%, 5/20/2021 7,000,000 6,999,350
CNPC Finance HK Ltd.
0.38%, 5/24/2021(a) 15,000,000 14,999,240
0.32%, 5/25/2021 8,350,000 8,349,553
Crown Castle International
Corp., 0.35%, 5/12/2021(a) 15,000,000 14,998,070
Exelon Generation Co. LLC,
0.55%, 5/10/2021 15,000,000 14,999,100
General Motors Financial Co.,
Inc.
0.36%, 5/12/2021 2,000,000 1,999,748
0.32%, 5/13/2021 3,000,000 2,999,575

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 73
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
Harley-Davidson Financial
Services, Inc., 0.30%,
5/19/2021(a) 4,000,000 3,999,356
Humana, Inc., 0.30%,
5/25/2021 10,000,000 9,998,049
Marathon Petroleum
Corporate Commercial
Paper, 0.40%, 5/7/2021(a) 13,328,000 13,327,611
Romulus Funding Corp.,
0.29%, 5/3/2021(a) 15,000,000 14,999,345
Smithfield Foods, Inc.
Corporate Commercial
Paper, 0.37%, 5/5/2021 12,000,000 11,999,372
124,668,286
Shares
Money Market Funds 0.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(i)(j) 6,560,027 6,560,027
Total Short-Term Investments
(cost $131,222,756)
131,228,313
Total Investments
(cost $2,071,752,023) — 96.2%
2,556,721,398
Other assets in excess of
liabilities — 3.8% 101,620,704
NET ASSETS — 100.0%
$ 2,658,342,102
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$394,549,452 which represents 14.84% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
(d) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $6,354,325, which was collateralized by cash used to
purchase a money market fund with a value of $6,560,027.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
(h) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(i) Represents 7-day effective yield as of April 30, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $6,560,027.
ADR American Depositary Receipt
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

74 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.87 USD 15,675,000 1,312,396 314,674 1,627,070
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.51 USD 53,397,000 1,161,868 222,754 1,384,622
2,474,264 537,428 3,011,692
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (37) 2,906 2,869
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 26,862,000 (102,323) 1,177,922 1,075,599
3 Month LIBOR
quarterly
0.90%
semi-annually Rec 3/17/2050 USD 2,254,000 (66) 591,879 591,813
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 10/7/2050 USD 1,661,000 (713) 327,791 327,078
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 2/15/2047 USD 3,964,000 21,434 671,873 693,307
3 Month LIBOR
quarterly
1.23%
semi-annually Rec 2/15/2047 USD 1,991,000 1,527 336,119 337,646

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 75
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
1.60%
semi-annually Rec 2/15/2047 USD 2,631,000 15,313 225,412 240,725
3 Month LIBOR
quarterly
2.00%
semi-annually Rec 2/15/2047 USD 33,756,000 (20,882) 409,966 389,084
(85,747) 3,743,868 3,658,121
3 Month LIBOR
quarterly
1.10%
semi-annually Pay 12/18/2025 USD 58,467,000 – (365,482) (365,482)
3 Month LIBOR
quarterly
1.35%
semi-annually Rec 2/15/2028 USD 68,014,000 2,556 (192,161) (189,605)
2,556 (557,643) (555,087)
(83,191) 3,186,225 3,103,034
– – –
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of April 30, 2021 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Alaska 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 143,023 — 2,808 2,808
Alexion 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,544 — 50,540 50,540
Athene
Holding Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 24,452 — 135,072 135,072
Canadian
National
Railway Co.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 3,714 — 3,116 3,116
Change
Healthcare,
Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 50,763 — 16,116 16,116
FLIR
Systems, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 20,974 — 32,373 32,373

76 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Forterra, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 33,547 — 919 919
Huntington
Bancshares,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 233,303 — 181,764 181,764
IHS Markit
Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 15,976 — 73,625 73,625
II-VI, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,682 — 68,008 68,008
Kansas City
Southern
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 3,507 — 117,629 117,629
Knoll, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 10,561 — 961 961
PRA Health
Sciences, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 5,500 — 27,896 27,896
Russell 3000
Index
1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2021 USD 53,829,919 — 1,086,694 1,086,694
Russell 3000
Index
1 month
USD LIBOR
+ 0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 356,002,358 — 7,181,920 7,181,920

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 77
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 226,770,281 — 4,577,936 4,577,936
Russell 3000
Index
1 month
USD LIBOR
+ 0.33%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/10/2021 USD 476,683,399 — 9,593,277 9,593,277
Slack
Technologies,
Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 16,381 — 5,984 5,984
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,426 — 92,297 92,297
— 23,248,935 23,248,935
AstraZeneca
plc
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 9,651 — (21,646) (21,646)
Coherent, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 5,145 — (39,307) (39,307)
Columbia
Property
Trust, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 37,056 — (29,352) (29,352)
Herman
Miller, Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 3,380 — (1,009) (1,009)
Herman
Miller, Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 28,095 — (144,207) (144,207)

78 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
ICON plc Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 2,269 — (26,687) (26,687)
Maxim
Integrated
Products, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 7,203 — (11,169) (11,169)
Nuance 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 23,708 — (2,464) (2,464)
PPD, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 39,988 — (837) (837)
Russell 3000
Index
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
8/25/2021 USD 192,614,418 — (150,003) (150,003)
Russell 3000
Index
1 month
USD LIBOR
+ 0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2021 USD 37,131,460 — (29,149) (29,149)
S&P 500
Index
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.32% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2021 USD 37,458,116 — (13,163) (13,163)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,534 — (69,557) (69,557)
SPDR S&P
Biotech ETF
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.75% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2022 USD 7,812 — (24,732) (24,732)

Nationwide Multi-Cap Portfolio - April 30, 2021 (Unaudited) - Statement of Investments - 79
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
TCF Financial
Corp.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 77,695 — (172,897) (172,897)
Teledyne
Technologies,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,506 — (31,572) (31,572)
Xilinx, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,467 — (3,161) (3,161)
— (770,912) (770,912)
— 22,478,023 22,478,023
* There are no upfront payments (receipts) on the swap contracts listed above.
At April 30, 2021, the Fund had $10,420,480 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of April 30, 2021::
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
BRL 16,870,000 USD 2,971,863 Citibank NA
**
7/19/2021 112,303
CAD 6,064,252 USD 4,844,052 Citibank NA 7/19/2021 90,430
RUB 273,220,000 USD 3,494,800 Citibank NA
**
7/19/2021 99,345
RUB 229,876,114 USD 2,933,239 Goldman Sachs
**
7/19/2021 90,728
Total unrealized appreciation 392,806
JPY 1,042,809,809 USD 9,561,063 Citibank NA 7/19/2021 (12,915)
Total unrealized depreciation (12,915)
Net unrealized appreciation 379,891
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar

80 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index 343 6/2021 USD 7,159,268 57,192
MSCI Emerging Markets E-Mini Index 7 6/2021 USD 467,810 1,329
NASDAQ 100 E-Mini Index 27 6/2021 USD 7,479,000 121,950
Russell 2000 E-Mini Index 18 6/2021 USD 2,035,350 (47,281)
S&P 500 E-Mini Index 42 6/2021 USD 8,766,240 173,655
TOPIX Index 27 6/2021 JPY 4,697,639 (23,367)
U.S. Treasury 10 Year Note 36 6/2021 USD 4,753,125 (1,727)
U.S. Treasury 10 Year Note 505 6/2021 USD 66,675,781 22,251
U.S. Treasury Ultra Bond 286 6/2021 USD 53,169,188 (1,012,665)
3 Month Eurodollar 1,716 12/2023 USD 424,452,600 (201,568)
(910,231)
Short Contracts
EURO STOXX 50 Index (8) 6/2021 EUR (378,949) (14,187)
Micro E-mini Russell 2000 Index (39) 6/2021 USD (440,993) (3,879)
Micro E-Mini S&P 500 Index (286) 6/2021 USD (5,969,535) (95,088)
Russell 2000 E-Mini Index (13) 6/2021 USD (1,469,975) (1,786)
U.S. Treasury 2 Year Note (971) 6/2021 USD (214,355,836) 193,383
U.S. Treasury 5 Year Note (2,736) 6/2021 USD (339,093,000) 2,275,495
U.S. Treasury 10 Year Ultra Note (74) 6/2021 USD (10,770,469) 305,478
U.S. Treasury Long Bond (638) 6/2021 USD (100,325,500) 2,155,076
3 Month Eurodollar (1,203) 12/2021 USD (299,983,087) (351,850)
4,462,642
3,552,411
At April 30, 2021, the Fund had $6,771,741 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar
Written Call Options Contracts as of April 30, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 33 USD 3,300,000 USD 132.00 5/21/2021 (18,047)
U.S. Treasury 10 Year Note Exchange Traded 69 USD 6,900,000 USD 132.50 5/21/2021 (21,563)
U.S. Treasury 10 Year Note Exchange Traded 162 USD 16,200,000 USD 134.00 5/21/2021 (5,062)
U.S. Treasury 30 Year Bond Exchange Traded 32 USD 3,200,000 USD 158.00 5/21/2021 (29,500)
U.S. Treasury 30 Year Bond Exchange Traded 77 USD 7,700,000 USD 159.00 5/21/2021 (42,109)
U.S. Treasury 5 Year Note Exchange Traded 57 USD 5,700,000 USD 124.00 5/21/2021 (13,805)
(130,086)
Written Put Options Contracts as of April 30, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
SPDR S&P 500 ETF Trust Bank of America 651,000 USD 2,721,941,670 USD 310.00 5/21/2021 (133)
U.S. Treasury 5 Year Note Exchange Traded 113 USD 11,300,000 USD 123.50 5/21/2021 (15,008)
U.S. Treasury 5 Year Note Exchange Traded 85 USD 8,500,000 USD 123.75 5/21/2021 (17,266)
(32,407)
Total Written Options Contracts (Premiums Received ($349,676)) (162,493)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Assets and Liabilities - April 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Assets:
Investment securities, at value
*
$ 427,611,231 $ 2,556,721,398
Cash 69,616,595 126,466,029
Cash pledged for swap contracts 626,278 10,420,480
Deposits with broker for futures contracts 2,496,107 6,771,741
Foreign currencies, at value 903,582 888,478
Interest receivable 2,316,969 5,315,293
Security lending income receivable — 7,433
Receivable for investments sold 8,451,696 18,791,742
Receivable for capital shares issued 255,066 739,013
Swap contracts, at value (Note 2) — 23,248,935
Receivable for variation margin on centrally cleared swap contracts 12,096 —
Unrealized appreciation on forward foreign currency contracts (Note 2) — 392,806
Prepaid offering costs 5,737 —
Prepaid expenses — 16,559
Total Assets 512,295,357 2,749,779,907
Liabilities:
Payable for investments purchased 72,029,426 38,268,561
Payable for capital shares redeemed — 420,706
Payable for variation margin on futures contracts 79,074 780,693
Payable for variation margin on centrally cleared swap contracts — 2,352,530
Cash collateral pledged by counterparty for swap contracts — 41,340,000
Written options, at value (Note 2) — 162,493
Swap contracts, at value (Note 2) 1,306 770,912
Unrealized depreciation on forward foreign currency contracts (Note 2) — 12,915
Payable upon return of securities loaned (Note 2) — 6,560,027
Accrued expenses and other payables:
Investment advisory fees 95,382 452,678
Fund administration fees 17,362 151,258
Accounting and transfer agent fees 135 8,134
Trustee fees 1,535 5,723
Custodian fees 3,040 74,918
Compliance program costs (Note 3) 191 265
Professional fees 7,487 37,681
Printing fees 2,631 14,751
Other 920 23,560
Total Liabilities 72,238,489 91,437,805
Net Assets $ 440,056,868 $ 2,658,342,102
* Includes value of securities on loan (Note 2) — 6,354,325
Cost of investment securities 425,002,459 2,071,752,023
Cost of foreign currencies 901,763 883,307
Premiums of written options — (349,676)
Represented by:
Capital $ 436,604,517 $ 1,951,425,125
Total distributable earnings (loss) 3,452,351 706,916,977
Net Assets $ 440,056,868 $ 2,658,342,102

1940 Act Funds - April 30, 2021 (Unaudited) - Statement of Assets and Liabilities - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Net Assets:
Class R6 Shares $ 440,056,868 $ 2,658,342,102
Total $ 440,056,868 $ 2,658,342,102
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 43,649,561 202,267,650
Total 43,649,561 202,267,650
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 10.08 $ 13.14
Amounts designated as "—" are zero or have been rounded to zero.

84 - Statement of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Bond
Portfolio(a)
Nationwide
Multi-Cap
Portfolio
INVESTMENT INCOME:
Interest income $ 870,163 $ 8,925,529
Dividend income — 10,528,547
Income from securities lending (Note 2) — 57,829
Foreign tax withholding — (1,616)
Total Income 870,163 19,510,289
EXPENSES:
Investment advisory fees 142,259 2,754,040
Fund administration fees 21,376 366,116
Professional fees 7,487 65,701
Printing fees 2,656 17,321
Trustee fees 1,535 37,831
Custodian fees 3,040 61,588
Offering costs^ 6,439 —
Accounting and transfer agent fees 135 28,853
Compliance program costs (Note 3) 191 4,312
Other 920 30,730
Total expenses before fees waived 186,038 3,366,492
Investment advisory fees waived (Note 3) — (73,436)
Investment advisory fees voluntarily waived (Note 3) — (169,866)
Total Expenses 186,038 3,123,190
NET INVESTMENT INCOME 684,125 16,387,099
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (23,894) 104,407,469
Expiration or closing of futures contracts (Note 2) (170,505) 12,524,051
Transactions of forward foreign currency contracts (Note 2) — (334,458)
Foreign currency transactions (Note 2) (488) 11,033
Expiration or closing of options contracts written (Note 2) — 1,508,648
Expiration or closing of swap contracts (Note 2) 78,827 223,796,372
Net realized gains (losses) (116,060) 341,913,115
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 2,608,772 237,573,407
Futures contracts (Note 2) 273,552 70,233
Forward foreign currency contracts (Note 2) — 331,389
Translation of assets and liabilities denominated in foreign currencies (Note 2) 196 29,447
Options contracts written (Note 2) — 190,497
Swap contracts (Note 2) 1,766 76,145,205
Net change in unrealized appreciation/depreciation 2,884,286 314,340,178
Net realized/unrealized gains (losses) 2,768,226 656,253,293
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,452,351 $ 672,640,392
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.
(a) For the period from March 15, 2021 (commencement of operations) through April 30, 2021.

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Period Ended
April 30, 2021(a) (Unaudited)
OPERATIONS:
Net investment income $ 684,125
Net realized gains (losses) (116,060)
Net change in unrealized appreciation/depreciation 2,884,286
Change in net assets resulting from operations 3,452,351
Distributions to Shareholders From:
Distributable earnings:
Class R6 —
Return of capital:
Class R6 —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 436,604,517
Change in net assets 440,056,868
Net Assets:
Beginning of period —
End of period $ 440,056,868
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 436,604,517
Dividends reinvested —
Cost of shares redeemed —
Total Class R6 Shares 436,604,517
Change in net assets from capital transactions $ 436,604,517
SHARE TRANSACTIONS:
Class R6 Shares
Issued 43,649,561
Reinvested —
Redeemed —
Total Class R6 Shares 43,649,561
Total change in shares 43,649,561
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 15, 2021 (commencement of operations) through April 30, 2021.

1940 Act Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 87
Nationwide Multi-Cap Portfolio
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 16,387,099 $ 42,139,030
341,913,115 116,354,420
314,340,178 (12,998,936)
672,640,392 145,494,514
(119,497,210) (285,787,514)
— (42,680,586)
(119,497,210) (328,468,100)
(50,950,729) (155,959,111)
502,192,453 (338,932,697)
2,156,149,649 2,495,082,346
$ 2,658,342,102 $ 2,156,149,649
$ 91,499,634 $ 217,795,690
119,497,210 328,468,100
(261,947,573) (702,222,901)
(50,950,729) (155,959,111)
$ (50,950,729) $ (155,959,111)
7,538,924 24,538,657
10,301,484 29,915,113
(21,482,465) (63,530,243)
(3,642,057) (9,076,473)
(3,642,057) (9,076,473)

88 - Financial Highlights - April 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio
Nationwide Bond Portfolio
Class R6 Shares
Period Ended April 30, 2021(d)
(Unaudited) $ 10 .00 0.02 0.06 0.08 — — — — $ 10.08 0.80% $ 440,056,868 0.36% 1.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(d) For the period from March 15, 2021 (commencement of operations) through April 30, 2021. Total return is calculated based on inception date of March 12, 2021 through
April 30, 2021.

1940 Act Funds - April 30, 2021 (Unaudited) - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio
Nationwide Multi-Cap
Portfolio
Class R6 Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.47 0.08 3.19 3.27 (0.60) — — (0.60) $ 13.14 31.94% $ 2,658,342,102 0.25% 1.32%
Year Ended October 31, 2020 $ 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) $ 10.47 4.27% $ 2,156,149,649 0.27% 1.86%
Period Ended October 31,
2019(e) $ 10.00 0.21 1.49 1.70 (0.09) — — (0.09) $ 11.61 17.11% $ 2,495,082,346 0.28% 2.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6,
2018 through October 31, 2019.

90 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the two (2) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
Bond Portfolio commenced operations on March 15, 2021.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 91
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

92 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,219,176 $ – $ 1,219,176
Commercial Mortgage-Backed Securities – 9,889,102 – 9,889,102
Corporate Bonds – 179,634,239 – 179,634,239
Foreign Government Securities – 5,258,514 – 5,258,514
Futures Contracts 427,347 – – 427,347
Interest Rate Swaps* – 118,090 – 118,090
Mortgage-Backed Securities – 119,058,745 – 119,058,745
Municipal Bonds – 2,081,879 – 2,081,879
Supranational – 4,168,451 – 4,168,451
U.S. Treasury Obligations – 106,301,125 – 106,301,125
Total Assets $ 427,347 $ 427,729,321 $ – $ 428,156,668
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (153,795) $ – $ – $ (153,795)
Interest Rate Swaps* – (116,324) – (116,324)
Total Liabilities $ (153,795) $ (116,324) $ – $ (270,119)
Total $ 273,552 $ 427,612,997 $ – $ 427,886,549
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 173,397,138 $ – $ 173,397,138
Collateralized Mortgage Obligations – 54,820,978 – 54,820,978
Commercial Mortgage-Backed Securities – 76,297,486 – 76,297,486
  Common Stocks
Aerospace & Defense 20,080,709 – – 20,080,709
Air Freight & Logistics 8,227,689 – – 8,227,689
Airlines 5,394,078 – – 5,394,078
Auto Components 3,725,438 – – 3,725,438
Automobiles 21,679,372 – – 21,679,372
Banks 63,659,313 – – 63,659,313
Beverages 17,377,529 – – 17,377,529
Biotechnology 33,918,873 91,902 – 34,010,775
Building Products 8,327,702 – – 8,327,702
Capital Markets 36,690,739 – – 36,690,739
Chemicals 24,099,948 – – 24,099,948
Commercial Services & Supplies 6,815,095 – – 6,815,095
Communications Equipment 10,005,218 – – 10,005,218
Construction & Engineering 2,216,214 – – 2,216,214
Construction Materials 1,700,830 – – 1,700,830
Consumer Finance 9,277,715 – – 9,277,715
Containers & Packaging 5,463,346 – – 5,463,346
Distributors 1,538,396 – – 1,538,396
Diversified Consumer Services 2,167,097 – – 2,167,097
Diversified Financial Services 16,888,645 – – 16,888,645
Diversified Telecommunication Services 15,144,513 – – 15,144,513
Electric Utilities 19,350,416 – – 19,350,416
Electrical Equipment 8,721,304 – – 8,721,304
Electronic Equipment, Instruments &
Components 9,658,083 – – 9,658,083
Energy Equipment & Services 3,447,522 – – 3,447,522
Entertainment 30,405,675 – – 30,405,675
Equity Real Estate Investment Trusts
(REITs) 41,013,137 – – 41,013,137
Food & Staples Retailing 15,640,533 – – 15,640,533
Food Products 12,718,174 – – 12,718,174

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 93
Level 1 Level 2 Level 3 Total
Assets:
Gas Utilities $ 1,440,150 $ – $ – $ 1,440,150
Health Care Equipment & Supplies 45,798,164 – – 45,798,164
Health Care Providers & Services 34,178,721 – – 34,178,721
Health Care Technology 3,543,534 – – 3,543,534
Hotels, Restaurants & Leisure 35,409,169 – – 35,409,169
Household Durables 8,254,195 – – 8,254,195
Household Products 15,174,000 – – 15,174,000
Independent Power and Renewable
Electricity Producers 1,220,412 – – 1,220,412
Industrial Conglomerates 13,358,235 – – 13,358,235
Insurance 26,652,015 – – 26,652,015
Interactive Media & Services 73,370,657 – – 73,370,657
Internet & Direct Marketing Retail 49,586,264 – – 49,586,264
IT Services 68,716,794 1,834 – 68,718,628
Leisure Products 2,761,207 – – 2,761,207
Life Sciences Tools & Services 17,201,356 – – 17,201,356
Machinery 26,072,364 – – 26,072,364
Marine 232,614 – – 232,614
Media 17,419,567 – – 17,419,567
Metals & Mining 6,507,886 – – 6,507,886
Mortgage Real Estate Investment Trusts
(REITs) 2,074,877 – – 2,074,877
Multiline Retail 6,420,499 – – 6,420,499
Multi-Utilities 9,168,159 – – 9,168,159
Oil, Gas & Consumable Fuels 30,151,853 – – 30,151,853
Paper & Forest Products 379,154 – – 379,154
Personal Products 2,758,706 – – 2,758,706
Pharmaceuticals 41,829,340 – – 41,829,340
Professional Services 9,155,509 – – 9,155,509
Real Estate Management & Development 2,173,273 – – 2,173,273
Road & Rail 15,154,459 – – 15,154,459
Semiconductors & Semiconductor
Equipment 61,119,678 – – 61,119,678
Software 117,482,087 – – 117,482,087
Specialty Retail 31,761,480 – – 31,761,480
Technology Hardware, Storage &
Peripherals 69,377,760 – – 69,377,760
Textiles, Apparel & Luxury Goods 9,850,381 – – 9,850,381
Thrifts & Mortgage Finance 1,920,371 – – 1,920,371
Tobacco 7,312,171 – – 7,312,171
Trading Companies & Distributors 4,285,093 – – 4,285,093
Transportation Infrastructure 88,571 – – 88,571
Water Utilities 1,527,036 – – 1,527,036
Wireless Telecommunication Services 2,440,291 – – 2,440,291
Total Common Stocks $ 1,328,681,355 $ 93,736 $ – $ 1,328,775,091
Convertible Bond – 486,600 – 486,600
Corporate Bonds – 490,828,324 – 490,828,324
Credit Default Swaps* – 537,428 – 537,428
Exchange Traded Funds 20,802,857 – – 20,802,857
Foreign Government Securities – 35,103,343 – 35,103,343
Forward Foreign Currency Contracts – 392,806 – 392,806
Futures Contracts 5,305,809 – – 5,305,809
Interest Rate Swaps* – 3,743,868 – 3,743,868
Mortgage-Backed Securities – 103,878,464 – 103,878,464
Purchased Option – 40,531 – 40,531
Rights   – 531 – 531
Short-Term Investments   6,560,027 124,668,286 – 131,228,313
Total Return Swaps* – 23,248,935 – 23,248,935
U.S. Government Agency Security – 2,674,256 – 2,674,256
U.S. Treasury Obligations – 138,387,486 – 138,387,486
Total Assets $ 1,361,350,048 $ 1,228,600,196 $ – $ 2,589,950,244
$ – $ – $ – $ –

94 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
Level 1 Level 2 Level 3 Total
Liabilities:
Forward Foreign Currency Contracts $ – $ (12,915) $ – $ (12,915)
Futures Contracts (1,753,398) – – (1,753,398)
Interest Rate Swaps* – (557,643) – (557,643)
Total Return Swaps* – (770,912) – (770,912)
Options Written (162,360) (133) – (162,493)
Total Liabilities $ (1,915,758) $ (1,341,603) $ – $ (3,257,361)
Total $ 1,359,434,290 $ 1,227,258,593 $ – $ 2,586,692,883
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the six months ended April 30, 2021, the Multi-Cap Portfolio held six rights investments that were categorized as Level 3 investments which were each valued at $0.
Multi-Cap Portfolio
Rights Total
Balance as of 10/31/2020 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
1,287 1,287
Sales — —
Change in Unrealized Appreciation/Depreciation (1,287) (1,287)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2021 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 4/30/2021 ** $ (1,287) $(1,287)
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 95
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at

96 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swaptions .  Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call
swaptions to gain exposure to and/or hedge against changes
in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An
option on a swap agreement, or a “swaption,” is a contract
that gives a counterparty the right (but not the obligation)
to enter into a new swap agreement or to shorten, extend,
cancel or otherwise modify an existing swap agreement, at
some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may
write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-
based basis, depending on whether the Fund is hedging its
assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use
of standard options on securities or other instruments. The
Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect
against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a
Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.
When a Fund purchases a swaption, it risks losing only the
amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a
swaption, upon exercise of the option the Fund will become
obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in
unrealized appreciation/depreciation in the value of option
contracts written”, as applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the six months ended April
30, 2021. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 97
similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted
out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at
the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap

98 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
contracts are generally categorized as Level 2 investments
within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to
the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable,
to meet each Fund's stated investment strategies as shown
in the Fund's Prospectus. Interest rate swap contracts are
swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For
example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The
Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose
any amount it expected to receive from the counterparty,
potentially including amounts in excess of a Fund’s initial
investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service.
Interest rate swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 99
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2021:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(a)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ 118,090
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 427,347
Total $ 545,437
Liabilities:
Swap Contracts(a)
Interest rate risk Swap contracts, at value $ (1,306)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (115,018)
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (153,795)
Total $ (270,119)

100 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 40,531
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts 537,428
Equity risk Swap contracts, at value 23,248,935
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 3,743,868
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 392,806
Futures Contracts(b)
Equity risk
Receivable/payable for variation margin on futures
contracts 354,126
Interest rate risk
Receivable/payable for variation margin on futures
contracts 4,951,683
Total $ 33,269,377
Liabilities:
Written Options
Equity risk Written options, at value $ (133)
Interest rate risk Written options, at value (162,360)
Swap Contracts(a)
Equity risk Swap contracts, at value (770,912)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (557,643)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (12,915)
Futures Contracts(b)
Equity risk
Receivable/payable for variation margin on futures
contracts (185,588)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (1,567,810)
Total $ (3,257,361)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ 78,827
Futures Contracts
Interest rate risk (170,505)
Total $ (91,678)

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 101
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2021
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (14,816)
Interest rate risk (153,100)
Written Options
Equity risk 24,150
Interest rate risk 1,484,498
Swap Contracts
Credit risk 1,971,452
Equity risk 221,228,468
Interest rate risk 596,452
Forward Foreign Currency Contracts
Currency risk (334,458)
Futures Contracts
Equity risk 2,409,956
Interest rate risk 10,114,095
Total $ 237,326,697
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ 1,766
Futures Contracts
Interest rate risk 273,552
Total $ 275,318
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 31,564
Written Options
Equity risk 7,028
Interest rate risk 183,469
Swap Contracts
Credit risk 599,130
Equity risk 73,366,274
Interest rate risk 2,179,801
Forward Foreign Currency Contracts
Currency risk 331,389
Futures Contracts
Equity risk 514,215
Interest rate risk (443,982)
Total $ 76,768,888
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

102 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At April 30, 2021, certain Funds may have entered into futures contracts, centrally cleared swaps, purchased options and
options contracts written. The futures contract agreement,
centrally cleared swaps agreements, purchased options
agreements and options contracts written agreements do not
provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Bond Portfolio
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 8,612,811
Average Notional Balance—Pays Float Rate $ 5,666,621
Futures Contracts:
Average Notional Balance Long $ 32,039,966
Average Notional Balance Short $ 28,727,847
Multi-Cap Portfolio
Options:
Average Value Purchased $ 49,898
Average Value Written $ 196,712
Average Number of Purchased Option Contracts 2,910,320
Average Number of Written Option Contracts 5,466,421
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 72,377,429
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 92,594,429
Average Notional Balance—Pays Float Rate $ 77,624,143
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 1,158,954,596
Average Notional Balance — Pays Float Rate $ 15,555,955
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 21,479,479
Average Settlement Value Sold $ 1,454,628
Futures Contracts:
Average Notional Balance Long $ 233,474,566
Average Notional Balance Short $ 871,305,386

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 103
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2021:
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities
Bond Portfolio
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (1,30 6 ) $ — $ — $ (1,30 6 )
Total $ (1,30 6 ) $ — $ — $ (1,30 6 )
Amounts designated as “—” are zero.
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
*
Net Amount
of Asset
Derivative
Bank of America NA Swap Contracts $ 1,086,694 $ (150,003) $ (936,691) $ —
Citibank NA
Forward Foreign
Currency Contracts 302,078 (12,915) — 289,16 3
Citigroup Global Markets Ltd. Swap Contracts 21,353,133 — (21,353,133) —
Goldman Sachs
Forward Foreign
Currency Contracts 90,728 — — 90,728
Morgan Stanley Capital
Services, Inc. Swap Contracts 809,108 (553,865) (255,243) —
Total $ 23,641,741 $ (716,783) $ (22,545,067) $ 379,891
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparties.
Aggregate additional collateral received was $18,794,933.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA Swap Contracts (150,003) 150,003 — —
Citibank NA
Forward Foreign
Currency Contracts (12,915) 12,915 — —
JPMorgan Chase Bank NA Swap Contracts (67,044) — — (67,044)
Morgan Stanley Capital
Services, Inc.
Swap Contracts
(553,865) 553,865 — —
Total $ (783,827) $ 716,783 $ — $ (67,044)
Amounts designated as “—” are zero.

104 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi-Cap Portfolio $ 6,560,027

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 105
adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable,

106 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Effective February 16, 2021, the Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the six months ended April 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Portfolio BlackRock Investment Management, LLC ("BlackRock")
Multi Cap Portfolio BlackRock
Janus Capital Management LLC(a)
Western Asset Management Company, LLC
(a) Effective February19, 2021, Janus Capital Management LLC was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
Fund
Advisory Fee Waiver
(annual rate)
Multi-Cap Portfolio 0.014%
Fund Amount
Multi-Cap Portfolio $ 73,436

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 107
For the period November 1, 2021 through February 15, 2021, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive 0.017% of its investment advisory fees of Multi-Cap Portfolio. During the six months ended April 30, 2021, the waiver of such investment advisory fees by NFA amounted to $169,866, for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2021, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an aggregate of $387,492 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $4,503.
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee Waivers
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee Waivers
Bond Portfolio 0.28 % N/A N/A
Multi-Cap Portfolio 0.22 0.22% 0.20%
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
Multi-Cap Portfolio 100.00

108 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Funds had no borrowings under the line of credit.
Bond Portfolio is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest
Fund Purchases* Sales*
Bond Portfolio $ 524,368,982 $ 98,958,764
Multi-Cap Portfolio 844,349,543 944,336,557
*
Includes purchases and sales of long-term U.S. Government securities, if any.

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 109
rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“Ginnie Maes”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.

110 - Notes to Financial Statements - April 30, 2021 (Unaudited) - 1940 Act Funds
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
As of April 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund % of Shares
Number of
Accounts
Bond Portfolio 55.60% 4(a)
Multi-Cap Portfolio 61.82 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 425,002,271 $ 3,280,933 $ (396,843) $ 2,884,090
Multi-Cap Portfolio 2,086,355,669 531,059,534 (31,883,659) 499,175,875

1940 Act Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 111
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

112 - Supplemental Information - April 30, 2021 (Unaudited) - 1940 Act Funds
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Multi-Cap Portfolio
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-

1940 Act Funds - April 30, 2021 (Unaudited) - Supplemental Information - 113
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide AllianzGI International
Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard Cognitive Value Fund, Nationwide Bond
Fund, Nationwide Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide International Small Cap Fund, Nationwide Mellon
Dynamic U.S. Core Fund, Nationwide Multi-Cap Portfolio Fund,
and Nationwide WCM Focused Small Cap Fund were each
shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels below their peer group medians. In addition, the Trustees considered that, with the exception of the Funds referred to below in this paragraph, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2020 at or above
its peer group median, or within a generally acceptable range of the Fund’s peer group median. With respect to Nationwide
Bailard Cognitive Value Fund, the Trustees considered that
the Fund had experienced performance below its peer group
median and in the fifth quintile of its peer group for the three-
year period, but its performance had improved to the second
quartile of its peer group for the one- and two-year periods ended the same date. With respect to Nationwide Bond Fund,
the Trustees noted that the Fund had experienced unfavorable relative three-year performance in the fourth quintile of its peer group and considered management’s statement that the Fund’s
underperformance was substantially the result of the Fund’s
portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had been relatively recently organized and did not have three years of performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide Amundi Global High Yield Fund,
Nationwide Bailard International Equities Fund, Nationwide
Bailard Technology & Science Fund, Nationwide Core Plus
Bond Fund, Nationwide Emerging Markets Debt Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide
Geneva Mid Cap Growth Fund, Nationwide Mellon Disciplined
Value Fund, and Nationwide Small Company Growth Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1
fees) was lower than or within a generally acceptable range
of the Fund’s peer group median. The Trustees considered
that each of Nationwide Amundi Global High Yield Fund,
Nationwide Bailard Technology & Science Fund, Nationwide
Core Plus Bond Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide
Mellon Disciplined Value Fund, and Nationwide Small Company
Growth Fund had experienced three-year performance for the
period ended June 30, 2020 at or above its peer group median, or within a generally acceptable range of the Fund’s peer
group median With respect to Nationwide Bailard International
Equities Fund, the Trustees considered that while the Fund
had experienced performance below its peer group median
and in the fourth quintile of its peer group, its performance had improved to the third quartile for the one-year period ended the same date. The Trustees also considered the Adviser’s
statements as to the use of the Fund as an investment vehicle for clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees
noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 in the fourth quintile and the
Trustees considered the Adviser’s statements that the Funds
underperformance was concentrated in the second quarter of
2020. The Trustees noted that the Adviser stated that it would continue to monitor the Fund. The Trustees determined on
the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

114 - Supplemental Information - April 30, 2021 (Unaudited) - 1940 Act Funds
With respect to Nationwide Global Sustainable Equity Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Loomis
Core Bond Fund, and Nationwide Loomis Short Term Bond
Fund, the Trustees noted that each Fund was shown to pay
actual management fees at a level higher than its peer group median and each Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) was higher than the Fund’s peer group
median in the fourth quintile of its peer group. The Trustees considered that, although each Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the first or
second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide American Century Small Cap
Income Fund, the Trustees noted that the Fund was shown to
pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that the Adviser had lowered the Fund’s expense cap which
according to the Adviser has the effect of reducing the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) to an
amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 within the third quintile of its peer group and considered that a new subadviser had been appointed to the Fund in November 2020 and additional time
was necessary to evaluate the Fund’s performance under the
new subadviser. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Diamond Hill Large Cap
Concentrated Fund, the Trustees considered that although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median in the fourth
quintile, it was within a generally acceptable range above the
Fund’s peer group median and that the Fund pays an actual
management fees at a level lower than its peer group median.
The Trustees considered that the Adviser had lowered the
Fund’s expense cap which according to the Adviser has the
effect of reducing the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) to an amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile and considered the Adviser’s statements that it has strong conviction in the Fund’s investment strategy and current
Sub-Adviser, which has managed the Fund since November
2017. The Trustees also considered the Adviser’s statements
that the Fund had significantly outperformed its benchmark,
the Russell 1000 Value Index, during the tenure of the Fund’s current Sub-Adviser, and that the Sub-Adviser was managing
the Fund with a value tilt while the Fund was compared to funds in a “large cap core” peer universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was
consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, is subject to
contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging
Markets Debt Fund to determine whether breakpoints might
become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide Bond Portfolio
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the September 15, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, considered
and unanimously approved, on behalf of the Nationwide Bond
Portfolio (the “Fund”), the appointment of Nationwide Fund
Advisors (“NFA”) as investment adviser to the Fund pursuant
to an investment advisory agreement and the appointment of
BlackRock Investment Management, LLC (“BlackRock”) as
sub-adviser to the Fund pursuant to a sub-advisory agreement
(each, an “Advisory Agreement,” and together, the “Advisory
Agreements”). The Board was provided with detailed materials relating to the Fund, NFA and BlackRock in advance of the
meeting. The Independent Trustees met in executive session
with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.
In making its determinations, the Board took into account
information provided to it as to the services to be provided by
NFA and BlackRock under the Advisory Agreements, including
information relating to BlackRock’s investment strategy and
process for the Fund. The Board also considered the experience of the portfolio managers at BlackRock that are expected to
manage the Fund. The Board considered information regarding
the experience of BlackRock in managing other fixed income
investment strategies, as well as information regarding the
hypothetical performance of the proposed investment strategy for the Fund.
The Board considered the advisory fee that NFA proposed for
the Fund and the sub-advisory fee proposed to be paid by NFA to BlackRock. The Board considered information regarding
the category of peer funds to which NFA expects the Fund
to be assigned by the Lipper organization, and considered
that, at the anticipated asset level of the Fund during its first year, NFA expects that the proposed actual management fee

1940 Act Funds - April 30, 2021 (Unaudited) - Supplemental Information - 115
(including sub-advisory fee) and total expense ratio of the Fund will be in the 2nd and 1st quintile of the Fund’s Lipper peer group, respectively. The Board also considered that the non-
compensatory terms of the proposed Advisory Agreements
were substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other series of the Nationwide Mutual Funds.
The Board considered whether the Fund might benefit from
economies of scale realized by NFA in the event of growth in the Fund’s assets. The Trustees noted that the advisory and
sub-advisory fee rate schedules for the Fund are subject to
contractual breakpoints reducing the Fund’s advisory and sub-
advisory fee rates if the Fund’s assets increase over certain thresholds.
The Board considered information regarding the estimated
profitability of the Fund and reserved consideration of potential fallout benefits of the Advisory Agreements to NFA and
BlackRock, if any, until the Fund had been in operation for a reasonable period of time.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period
commencing from the execution of the Advisory Agreements.
Nationwide Multi-Cap Portfolio
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 16-18 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, on behalf of the Nationwide Multi-
Cap Portfolio (the “Fund”), the appointment of Janus Capital
Management LLC (“Janus”) as sub-adviser to a portion of the
Fund pursuant to a new sub-advisory agreement (the “Sub-
advisory Agreement”) between Janus and Nationwide Fund
Advisors (“NFA”). The Board was provided with detailed
materials relating to Janus in advance of the meeting. The
Independent Trustees met in executive session with their
independent legal counsel prior to the meeting to discuss
information relating to the Sub-advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Janus under the Sub-advisory Agreement, including
information relating to the investment strategies and processes that Janus would utilize in managing a sleeve of the Fund,
and the compatibility of those strategies and processes with those of the Fund’s two existing sub-advisers. The Board also considered the experience of the Janus investment personnel
who would be managing the Fund. The Board considered
information concerning the past performance record of Janus in managing an investment strategy that is similar to the strategy to be used for the Fund. The Board also considered the
amount of the Fund’s assets NFA intended to allocate initially for management by Janus.
The Board considered the sub-advisory fee rate that NFA would pay to Janus with respect to the Fund. The Board considered
that Janus would be appointed to replace a former sub-adviser to the Fund that had recently been terminated. The Board took into account that the sub-advisory fee rate paid to Janus would be less than the sub-advisory fee rate paid to the former sub-
adviser, and that NFA agreed to waive its advisory fee by an amount equal to 50% of the decrease in the sub-advisory fees paid by NFA that is attributable to the termination of the former sub-adviser and the appointment of Janus.
The Board also considered that the non-compensatory terms
of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Janus’s
expected profitability as a result of the Sub-advisory Agreement.
The Board considered information regarding the expected
profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s

116 - Supplemental Information - April 30, 2021 (Unaudited) - 1940 Act Funds
liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

1940 Act Funds - April 30, 2021 (Unaudited) - Management Information - 117
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

118 - Management Information - April 30, 2021 (Unaudited) - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - April 30, 2021 (Unaudited) - Management Information - 119
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

120 - Market Index Definitions - April 30, 2021 (Unaudited) - 1940 Act Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

1940 Act Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 121
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

122 - Market Index Definitions - April 30, 2021 (Unaudited) - 1940 Act Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

1940 Act Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 123
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

124 - Market Index Definitions - April 30, 2021 (Unaudited) - 1940 Act Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

1940 Act Funds - April 30, 2021 (Unaudited) - Glossary - 125
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

126 - Glossary - April 30, 2021 (Unaudited) - 1940 Act Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

1940 Act Funds - April 30, 2021 (Unaudited) - Glossary - 127
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 4
Statement of Investments 5
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 13
Notes to Financial Statements 14
Supplemental Information 23
Management Information 27
Market Index Definitions 30
Glossary 35

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.1%
Short-Term Investment 1.5%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 18.3%
Health Care Equipment & Supplies 12.0%
Machinery 7.1%
Health Care Technology 5.6%
IT Services 5.1%
Health Care Providers & Services 5.1%
Auto Components 5.1%
Electronic Equipment, Instruments & Components 4.3%
Building Products 4.3%
Semiconductors & Semiconductor Equipment 4.1%
Other Industries 29.0%
100.0%
Top Holdings
2
Fox Factory Holding Corp. 3.9%
Bio- Techne Corp. 3.3%
Fair Isaac Corp. 3.1%
Omnicell , Inc. 2.9%
Trex Co., Inc. 2.8%
Exponent, Inc. 2.8%
Kinsale Capital Group, Inc. 2.7%
STAAR Surgical Co. 2.6%
LHC Group, Inc. 2.4%
Alarm.com Holdings, Inc. 2.4%
Other Holdings 71.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2020 through April 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,312.70 6.82 1.19
Hypothetical
(a)(b)
1,000.00 1,018.89 5.96 1.19
Class C Shares
Actual
(a)
1,000.00 1,308.20 10.64 1.86
Hypothetical
(a)(b)
1,000.00 1,015.57 9.30 1.86
Class R6 Shares
Actual
(a)
1,000.00 1,315.00 4.76 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,314.20 5.39 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks 97.1%
Shares Value ($)
Airlines 1.9%
Allegiant Travel Co.* 141,720 33,407,656
Auto Components 5.0%
Dorman Products, Inc.* 199,556 19,791,964
Fox Factory Holding Corp.* 435,462 66,725,842
86,517,806
Banks 1.8%
Pacific Premier Bancorp, Inc. 450,178 19,821,337
Texas Capital Bancshares,
Inc.* 171,742 11,786,654
31,607,991
Building Products 4.2%
AAON, Inc. 377,920 24,719,747
Trex Co., Inc.* 448,118 48,392,263
73,112,010
Chemicals 1.9%
Balchem Corp. 256,215 32,587,986
Diversified Consumer Services 1.9%
Bright Horizons Family
Solutions, Inc.* 227,076 32,887,417
Electronic Equipment, Instruments & Components 4.2%
ePlus , Inc.* 232,521 23,335,808
Novanta , Inc.* 211,624 27,872,997
Rogers Corp.* 112,287 21,990,286
73,199,091
Food Products 1.6%
J & J Snack Foods Corp. 165,414 27,228,799
Health Care Equipment & Supplies 11.9%
BioLife Solutions, Inc.* 396,757 13,846,819
Globus Medical, Inc., Class A* 487,558 34,992,038
LeMaitre Vascular, Inc. 346,427 18,177,025
Masimo Corp.* 138,630 32,255,042
Neogen Corp.* 315,522 30,293,267
STAAR Surgical Co.* 317,458 43,494,921
Tactile Systems Technology,
Inc.* 557,020 31,917,246
204,976,358
Health Care Providers & Services 5.0%
HealthEquity , Inc.* 313,609 23,824,876
LHC Group, Inc.* 199,850 41,622,760
PetIQ , Inc.*(a) 504,629 21,497,195
86,944,831
Health Care Technology 5.5%
Omnicell , Inc.* 335,831 48,702,212
Tabula Rasa HealthCare,
Inc.*(a) 415,889 19,779,681
Vocera Communications, Inc.* 746,127 26,987,413
95,469,306
Hotels, Restaurants & Leisure 2.0%
Texas Roadhouse, Inc.* 312,873 33,483,668
Household Products 1.0%
WD-40 Co. 69,462 17,277,978
Insurance 3.2%
Kinsale Capital Group, Inc. 261,218 45,454,544
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 133,920 9,422,611
54,877,155
IT Services 5.1%
Evo Payments, Inc., Class A* 751,867 21,435,728
ExlService Holdings, Inc.* 297,715 27,502,912
I3 Verticals, Inc., Class A* 715,664 23,774,358
Perficient , Inc.* 218,687 14,348,054
87,061,052
Life Sciences Tools & Services 3.3%
Bio- Techne Corp. 131,124 56,054,199
Machinery 7.0%
Barnes Group, Inc. 254,301 12,694,706
Donaldson Co., Inc. 278,584 17,517,362
ESCO Technologies, Inc. 279,614 30,410,819
Evoqua Water Technologies
Corp.* 356,876 10,199,516
Proto Labs, Inc.* 101,985 11,428,439
RBC Bearings, Inc.* 194,552 38,799,505
121,050,347
Multiline Retail 1.6%
Ollie's Bargain Outlet
Holdings, Inc.* 299,775 27,660,239
Professional Services 2.7%
Exponent, Inc. 487,411 46,952,302
Road & Rail 1.2%
Marten Transport Ltd. 1,277,541 21,360,485
Semiconductors & Semiconductor Equipment 4.1%
Brooks Automation, Inc. 255,479 25,887,687
Monolithic Power Systems,
Inc. 76,673 27,708,089
Onto Innovation, Inc.* 250,645 17,174,195
70,769,971
Software 18.0%
Alarm.com Holdings, Inc.* 453,122 40,672,231
Blackbaud , Inc.* 212,065 15,082,063
Blackline, Inc.* 327,443 38,003,034
Bottomline Technologies DE,
Inc.* 396,757 19,266,520
Cerence , Inc.* 175,715 16,940,683
Descartes Systems Group,
Inc. (The)* 509,044 32,609,358
Envestnet , Inc.* 416,772 30,770,277
Fair Isaac Corp.* 101,544 52,946,057
Q2 Holdings, Inc.* 260,335 27,080,047
QAD, Inc., Class A 201,322 14,231,452
Tyler Technologies, Inc.*(a) 55,187 23,446,749
311,048,471
Thrifts & Mortgage Finance 1.0%
Axos Financial, Inc.* 370,120 16,710,918
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply,
Inc.* 196,171 35,189,154
Total Common Stocks
(cost $896,837,358) 1,677,435,190

6 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 1.5%
Shares Value ($)
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 26,457,565 26,457,565
Total Short-Term Investment
(cost $26,457,565) 26,457,565
Total Investments
(cost $923,294,923) — 98.6% 1,703,892,755
Other assets in excess of liabilities — 1.4% 23,930,790
NET ASSETS — 100.0%
$ 1,727,823,545
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $25,940,018, which was collateralized by cash
used to purchase a money market fund with a value of
$26,457,565.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $26,457,565.
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,703,892,755
Cash 58,884,683
Interest and dividends receivable 18,599
Security lending income receivable 2,363
Receivable for capital shares issued 1,620,357
Prepaid expenses 64,452
Total Assets 1,764,483,209
Liabilities:
Payable for investments purchased 6,630,390
Payable for capital shares redeemed 2,050,177
Payable upon return of securities loaned (Note 2) 26,457,565
Accrued expenses and other payables:
Investment advisory fees 1,078,170
Fund administration fees 100,246
Distribution fees 55,299
Administrative servicing fees 245,286
Accounting and transfer agent fees 12,149
Trustee fees 3,210
Custodian fees 3,681
Compliance program costs (Note 3) 157
Professional fees 20,650
Printing fees 874
Other 1,810
Total Liabilities 36,659,664
Net Assets $ 1,727,823,545
* Includes value of securities on loan (Note 2) 25,940,018
Cost of investment securities 923,294,923
Represented by:
Capital $ 889,180,362
Total distributable earnings (loss) 838,643,183
Net Assets $ 1,727,823,545

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 114,792,689
Class C Shares 39,011,960
Class R6 Shares 429,642,516
Institutional Service Class Shares 1,144,376,380
Total $ 1,727,823,545
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,279,520
Class C Shares 478,606
Class R6 Shares 4,565,443
Institutional Service Class Shares 12,274,638
Total 18,598,207
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 89.72(a)
Class C Shares $ 81.51(b)
Class R6 Shares $ 94.11
Institutional Service Class Shares $ 93.23
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 95.19
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

10 - Statement of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Geneva Small
Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 2,424,150
Interest income 19,828
Income from securities lending (Note 2) 18,711
Total Income 2,462,689
EXPENSES:
Investment advisory fees 6,352,540
Fund administration fees 248,030
Distribution fees Class A 138,327
Distribution fees Class C 194,432
Administrative servicing fees Class A 64,297
Administrative servicing fees Class C 6,930
Administrative servicing fees Institutional Service Class 608,661
Registration and filing fees 51,352
Professional fees 39,826
Printing fees 110,405
Trustee fees 25,335
Custodian fees 21,634
Accounting and transfer agent fees 26,719
Compliance program costs (Note 3) 2,908
Other 14,901
Total Expenses 7,906,297
NET INVESTMENT LOSS (5,443,608)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 81,488,913
Net realized gains (losses) 81,488,913
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 353,653,604
Net change in unrealized appreciation/depreciation 353,653,604
Net realized/unrealized gains (losses) 435,142,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 429,698,909

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment loss $ (5,443,608) $ (7,702,260)
Net realized gains (losses) 81,488,913 (816,930)
Net change in unrealized appreciation/depreciation 353,653,604 178,658,898
Change in net assets resulting from operations 429,698,909 170,139,708
Distributions to Shareholders From:
Distributable earnings:
Class A (524,395) (1,966,622)
Class C (207,279) (898,907)
Class R6 (1,842,082) (4,251,078)
Institutional Service Class (4,982,487) (16,371,236)
Change in net assets from shareholder distributions (7,556,243) (23,487,843)
Change in net assets from capital transactions (56,189,887) 148,928,627
Change in net assets 365,952,779 295,580,492
Net Assets:
Beginning of period 1,361,870,766 1,066,290,274
End of period $ 1,727,823,545 $ 1,361,870,766
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,134,846 $ 25,847,401
Dividends reinvested 505,356 1,877,517
Cost of shares redeemed (19,714,532) (29,494,842)
Total Class A Shares (7,074,330) (1,769,924)
Class C Shares
Proceeds from shares issued 1,263,066 1,827,382
Dividends reinvested 197,323 834,274
Cost of shares redeemed (6,398,994) (9,831,124)
Total Class C Shares (4,938,605) (7,169,468)
Class R6 Shares
Proceeds from shares issued 64,942,282 175,882,440
Dividends reinvested 1,819,513 4,173,012
Cost of shares redeemed (71,410,982) (83,554,057)
Total Class R6 Shares (4,649,187) 96,501,395
Institutional Service Class Shares
Proceeds from shares issued 137,737,613 305,763,626
Dividends reinvested 4,560,178 15,132,254
Cost of shares redeemed (181,825,556) (259,529,256)
Total Institutional Service Class Shares (39,527,765) 61,366,624
Change in net assets from capital transactions $ (56,189,887) $ 148,928,627

12 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 144,072 415,629
Reinvested 6,132 29,802
Redeemed (232,875) (484,944)
Total Class A Shares (82,671) (39,513)
Class C Shares
Issued 16,337 31,412
Reinvested 2,629 14,431
Redeemed (82,942) (173,347)
Total Class C Shares (63,976) (127,504)
Class R6 Shares
Issued 747,559 2,742,937
Reinvested 21,076 63,478
Redeemed (807,296) (1,291,170)
Total Class R6 Shares (38,661) 1,515,245
Institutional Service Class Shares
Issued 1,591,068 4,635,322
Reinvested 53,298 231,983
Redeemed (2,046,670) (4,108,449)
Total Institutional Service Class Shares (402,304) 758,856
Total change in shares (587,612) 2,107,084

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Geneva Small
Cap Growth Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 68.67 (0.37) 21.81 21.44 — (0.39) (0.39) $ 89.72 31.27% $ 114,792,689 1.19% (0.89)% 1.19%
Year Ended October 31, 2020 $ 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) $ 68.67 15.60% $ 93,544,289 1.21% (0.89)% 1.21%
Year Ended October 31, 2019 $ 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) $ 60.71 9.13% $ 85,091,825 1.23% (0.74)% 1.23%
Year Ended October 31, 2018 $ 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) $ 59.11 10.45% $ 81,648,828 1.24% (0.79)% 1.24%
Year Ended October 31, 2017 $ 42.70 (0.41) 13.84 13.43 — (0.08) (0.08) $ 56.05 31.48% $ 108,399,265 1.27% (0.82)% 1.27%
Year Ended October 31, 2016 $ 44.80 (0.36) 0.42 0.06 — (2.16) (2.16) $ 42.70 0.20%(f) $ 79,769,181 1.31% (0.86)% 1.31%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 62.63 (0.59) 19.86 19.27 — (0.39) (0.39) $ 81.51 30.82%(f) $ 39,011,960 1.86% (1.56)% 1.86%
Year Ended October 31, 2020 $ 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) $ 62.63 14.78% $ 33,981,050 1.93% (1.60)% 1.93%
Year Ended October 31, 2019 $ 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) $ 55.87 8.34% $ 37,438,329 1.95% (1.46)% 1.95%
Year Ended October 31, 2018 $ 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) $ 55.05 9.67% $ 43,731,100 1.95% (1.50)% 1.95%
Year Ended October 31, 2017 $ 40.46 (0.73) 13.08 12.35 — (0.08) (0.08) $ 52.73 30.55% $ 43,511,654 1.98% (1.54)% 1.98%
Year Ended October 31, 2016 $ 42.88 (0.65) 0.39 (0.26) — (2.16) (2.16) $ 40.46 (0.57)% $ 30,572,627 2.05% (1.60)% 2.05%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 71.89 (0.23) 22.84 22.61 — (0.39) (0.39) $ 94.11 31.50% $ 429,642,516 0.83% (0.53)% 0.83%
Year Ended October 31, 2020 $ 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) $ 71.89 16.03% $ 330,981,868 0.84% (0.54)% 0.84%
Year Ended October 31, 2019 $ 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) $ 63.26 9.54% $ 195,408,988 0.85% (0.37)% 0.85%
Year Ended October 31, 2018 $ 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) $ 61.23 10.86% $ 144,598,599 0.86% (0.42)% 0.86%
Year Ended October 31, 2017 $ 43.83 (0.23) 14.24 14.01 — (0.08) (0.08) $ 57.76 31.99% $ 64,816,478 0.90% (0.45)% 0.90%
Year Ended October 31, 2016 $ 45.78 (0.21) 0.42 0.21 — (2.16) (2.16) $ 43.83 0.54%(f) $ 40,080,981 0.94% (0.49)% 0.94%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 71.26 (0.28) 22.64 22.36 — (0.39) (0.39) $ 93.23 31.42%(f) $ 1,144,376,380 0.94% (0.64)% 0.94%
Year Ended October 31, 2020 $ 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) $ 71.26 15.90% $ 903,363,559 0.96% (0.64)% 0.96%
Year Ended October 31, 2019 $ 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) $ 62.79 9.41% $ 748,351,132 0.98% (0.49)% 0.98%
Year Ended October 31, 2018 $ 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) $ 60.87 10.74% $ 706,943,594 0.96% (0.52)% 0.96%
Year Ended October 31, 2017 $ 43.68 (0.29) 14.19 13.90 — (0.08) (0.08) $ 57.50 31.85% $ 507,165,037 1.00% (0.56)% 1.00%
Year Ended October 31, 2016 $ 45.67 (0.26) 0.43 0.17 — (2.16) (2.16) $ 43.68 0.45% $ 300,779,497 1.04% (0.59)% 1.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2021, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small
Cap Growth" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class C, Class R6 and
Institutional Service Class shares. Class C shares will convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded
funds ("ETFs") are generally valued at the last quoted sale
price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Shares of registered open-end Underlying Funds and shares of
ETFs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 15
of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Fund did not have overdrawn balances.
Securities Lending
During the six months ended April 30, 2021, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3%
of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. (“BBH”) serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”,
as applicable, on the Statement of Operations. The Fund
also receives interest that would have been earned on the
securities loaned while simultaneously seeking to earn income
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,677,435,190 $ – $ – $ 1,677,435,190
Short-Term Investment 26,457,565 – – 26,457,565
Total $ 1,703,892,755 $ – $ – $ 1,703,892,755
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in
the Statement of Operations under “Income from securities
lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and
creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived
from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on the Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Fund to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, the Fund, along
with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
At April 30, 2021, the Fund did not invest in any repurchase agreements.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Growth $ 26,457,565

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 17
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of

18 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the
daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”)
as subadviser for the Fund, and provides investment
management evaluation services in monitoring, on an ongoing
basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2021, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2021, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2022.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the Fund had no cumulative potential
reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.76%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 19
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned $100,246 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2021, the Fund’s portion of such costs amounted to $157.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Fund at an annual rate of 0.25% for
Class A shares and 1.00% for Class C shares of the Fund. For
Class C Shares, 0.25% of the rate may be a service fee and
0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2021, the
Fund imposed front-end sales charges of $15,446. From these
fees, NFD retained a portion amounting to $2,118.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and
Class C shares made within 1 year of purchase. Class A and
Class C CDSCs are 1.00%. During the six months ended April
30, 2021, the Fund imposed CDSCs of $1,702. NFD retained
all of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of the Fund.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2021, the Fund’s total administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.12% 0.04% 0.11%
Fund Amount
Small Cap Growth $ 679,888

20 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Fund had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2021, the Fund did not engage in interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.06%
Fund Purchases
*
Sales
*
Small Cap Growth $ 132,913,175 $ 227,369,139
* Includes purchases and sales of long-term U.S. Government securities, if any.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Notes to Financial Statements - 21
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of April 30, 2021, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations. During the six months ended April 30, 2021, the Fund recaptured the following amount of brokerage commissions:
5
Federal Tax Information
As of April 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Fund % of Shares
Number of
Accounts
Small Cap Growth 18.06% 1
Fund Amount
Small Cap Growth $ 10,721
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 933,819,041 $ 772,350,954 $ (2,277,240) $ 770,073,714

22 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Supplemental Information - 23
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-

24 - Supplemental Information - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide AllianzGI International
Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard Cognitive Value Fund, Nationwide Bond
Fund, Nationwide Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide International Small Cap Fund, Nationwide Mellon
Dynamic U.S. Core Fund, Nationwide Multi-Cap Portfolio Fund,
and Nationwide WCM Focused Small Cap Fund were each
shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels below their peer group medians. In addition, the Trustees considered that, with the exception of the Funds referred to below in this paragraph, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2020 at or above
its peer group median, or within a generally acceptable range of the Fund’s peer group median. With respect to Nationwide
Bailard Cognitive Value Fund, the Trustees considered that
the Fund had experienced performance below its peer group
median and in the fifth quintile of its peer group for the three-
year period, but its performance had improved to the second
quartile of its peer group for the one- and two-year periods ended the same date. With respect to Nationwide Bond Fund,
the Trustees noted that the Fund had experienced unfavorable relative three-year performance in the fourth quintile of its peer group and considered management’s statement that the Fund’s
underperformance was substantially the result of the Fund’s
portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had been relatively recently organized and did not have three years of performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide Amundi Global High Yield Fund,
Nationwide Bailard International Equities Fund, Nationwide
Bailard Technology & Science Fund, Nationwide Core Plus
Bond Fund, Nationwide Emerging Markets Debt Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide
Geneva Mid Cap Growth Fund, Nationwide Mellon Disciplined
Value Fund, and Nationwide Small Company Growth Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1
fees) was lower than or within a generally acceptable range
of the Fund’s peer group median. The Trustees considered
that each of Nationwide Amundi Global High Yield Fund,
Nationwide Bailard Technology & Science Fund, Nationwide
Core Plus Bond Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide
Mellon Disciplined Value Fund, and Nationwide Small Company
Growth Fund had experienced three-year performance for the
period ended June 30, 2020 at or above its peer group median, or within a generally acceptable range of the Fund’s peer
group median With respect to Nationwide Bailard International
Equities Fund, the Trustees considered that while the Fund
had experienced performance below its peer group median
and in the fourth quintile of its peer group, its performance had improved to the third quartile for the one-year period ended the same date. The Trustees also considered the Adviser’s
statements as to the use of the Fund as an investment vehicle for clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees
noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 in the fourth quintile and the
Trustees considered the Adviser’s statements that the Funds
underperformance was concentrated in the second quarter of
2020. The Trustees noted that the Adviser stated that it would continue to monitor the Fund. The Trustees determined on
the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Supplemental Information - 25
With respect to Nationwide Global Sustainable Equity Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Loomis
Core Bond Fund, and Nationwide Loomis Short Term Bond
Fund, the Trustees noted that each Fund was shown to pay
actual management fees at a level higher than its peer group median and each Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) was higher than the Fund’s peer group
median in the fourth quintile of its peer group. The Trustees considered that, although each Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the first or
second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide American Century Small Cap
Income Fund, the Trustees noted that the Fund was shown to
pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that the Adviser had lowered the Fund’s expense cap which
according to the Adviser has the effect of reducing the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) to an
amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 within the third quintile of its peer group and considered that a new subadviser had been appointed to the Fund in November 2020 and additional time
was necessary to evaluate the Fund’s performance under the
new subadviser. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Diamond Hill Large Cap
Concentrated Fund, the Trustees considered that although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median in the fourth
quintile, it was within a generally acceptable range above the
Fund’s peer group median and that the Fund pays an actual
management fees at a level lower than its peer group median.
The Trustees considered that the Adviser had lowered the
Fund’s expense cap which according to the Adviser has the
effect of reducing the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) to an amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile and considered the Adviser’s statements that it has strong conviction in the Fund’s investment strategy and current
Sub-Adviser, which has managed the Fund since November
2017. The Trustees also considered the Adviser’s statements
that the Fund had significantly outperformed its benchmark,
the Russell 1000 Value Index, during the tenure of the Fund’s current Sub-Adviser, and that the Sub-Adviser was managing
the Fund with a value tilt while the Fund was compared to funds in a “large cap core” peer universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was
consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, is subject to
contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging
Markets Debt Fund to determine whether breakpoints might
become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more

26 - Supplemental Information - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Management Information - 27
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

28 - Management Information - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Management Information - 29
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

30 - Market Index Definitions - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Market Index Definitions - 31
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

32 - Market Index Definitions - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Market Index Definitions - 33
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

34 - Market Index Definitions - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Glossary - 35
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

36 - Glossary - April 30, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Nationwide Geneva Small Cap Growth Fund - April 30, 2021 (Unaudited) - Glossary - 37
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
(formerly, Nationwide Zeigler NYSE Arca Tech 100 Index Fund)
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 102
Statements of Operations 106
Statements of Changes in Net Assets 108
Financial Highlights 116
Notes to Financial Statements 128
Supplemental Information 149
Management Information 153
Market Index Definitions 156
Glossary 161

Nationwide Mutual Funds - April 30, 2021 - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 36.9%
Mortgage-Backed Securities 27.1%
Corporate Bonds 26.9%
Commercial Mortgage-Backed Securities 2.3%
Foreign Government Securities 1.9%
U.S. Government Agency Securities 1.6%
Supranational 1.5%
Municipal Bonds 0.8%
Asset-Backed Securities 0.4%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Banks 4.8%
Oil, Gas & Consumable Fuels 2.0%
Electric Utilities 1.4%
Capital Markets 1.3%
Pharmaceuticals 1.0%
Diversified Telecommunication Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.9%
Health Care Providers & Services 0.9%
Insurance 0.8%
Media 0.8%
Other Industries 85.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.13%, 10/31/2022 1.4%
U.S. Treasury Notes, 0.13%, 8/31/2022 1.1%
U.S. Treasury Notes, 1.13%, 2/15/2031 0.7%
U.S. Treasury Notes, 1.63%, 10/31/2026 0.7%
U.S. Treasury Notes, 2.13%, 11/30/2023 0.7%
U.S. Treasury Notes, 0.63%, 11/30/2027 0.7%
U.S. Treasury Notes, 2.25%, 2/15/2027 0.6%
FHLMC UMBS, 2.00%, 5/1/2051 0.6%
U.S. Treasury Notes, 1.88%, 8/31/2022 0.6%
U.S. Treasury Notes, 1.38%, 10/15/2022 0.6%
Other Holdings 92.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 - Nationwide International Index Fund
Asset Allocation
1
Common Stocks 98.6%
Short-Term Investment 2.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.1)%
100.0%
Top Industries
2
Banks 8.5%
Pharmaceuticals 7.3%
Insurance 4.9%
Chemicals 3.5%
Metals & Mining 3.4%
Food Products 3.3%
Machinery 3.2%
Textiles, Apparel & Luxury Goods 3.2%
Oil, Gas & Consumable Fuels 3.1%
Automobiles 3.0%
Other Industries 56.6%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.5%
Nestle SA (Registered) 2.0%
ASML Holding NV 1.6%
Roche Holding AG 1.3%
LVMH Moet Hennessy Louis Vuitton SE 1.2%
Novartis AG (Registered) 1.1%
Toyota Motor Corp. 0.9%
AIA Group Ltd. 0.9%
SAP SE 0.9%
SoftBank Group Corp. 0.8%
Other Holdings 86.8%
100.0%
Top Countries
2
Japan 23.2%
United Kingdom 11.7%
France 10.9%
Switzerland 9.2%
Germany 9.2%
Australia 8.0%
Netherlands 4.7%
Sweden 3.3%
United States 3.1%
Hong Kong 2.8%
Other Countries 13.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Mid Cap Market Index Fund - April 30, 2021 - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.6%
Short-Term Investment 1.1%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 8.8%
Banks 7.3%
Machinery 5.2%
Insurance 4.2%
Semiconductors & Semiconductor Equipment 3.9%
Health Care Equipment & Supplies 3.5%
Software 3.3%
Electronic Equipment, Instruments & Components 3.2%
Specialty Retail 3.1%
Health Care Providers & Services 2.9%
Other Industries 54.6%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.1%
Bio- Techne Corp. 0.7%
Charles River Laboratories International, Inc. 0.7%
Fair Isaac Corp. 0.6%
Cognex Corp. 0.6%
Molina Healthcare, Inc. 0.6%
Signature Bank 0.6%
XPO Logistics, Inc. 0.6%
SolarEdge Technologies, Inc. 0.6%
Williams-Sonoma, Inc. 0.5%
Other Holdings 93.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - April 30, 2021 - Nationwide NYSE Arca Tech 100 Index Fund
Asset Allocation
1
Common Stocks 99.5%
Short-Term Investments 3.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (2.9)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 26.6%
Software 17.8%
IT Services 9.2%
Aerospace & Defense 7.1%
Life Sciences Tools & Services 6.4%
Communications Equipment 5.2%
Biotechnology 3.9%
Health Care Equipment & Supplies 3.3%
Technology Hardware, Storage & Peripherals 2.8%
Interactive Media & Services 2.4%
Other Industries 15.3%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 4.2%
Lam Research Corp. 4.0%
NVIDIA Corp. 3.9%
Adobe, Inc. 3.3%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.2%
Thermo Fisher Scientific, Inc. 3.0%
Broadcom, Inc. 2.9%
Intuit, Inc. 2.6%
Illumina, Inc. 2.5%
Mastercard , Inc., Class A 2.5%
Other Holdings 67.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide S&P 500 Index Fund - April 30, 2021 - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.1%
Short-Term Investment 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 8.4%
Interactive Media & Services 6.3%
Technology Hardware, Storage & Peripherals 6.2%
Semiconductors & Semiconductor Equipment 5.3%
IT Services 5.2%
Banks 4.4%
Internet & Direct Marketing Retail 4.4%
Health Care Equipment & Supplies 3.7%
Pharmaceuticals 3.5%
Capital Markets 2.9%
Other Industries 49.7%
100.0%
Top Holdings
2
Apple, Inc. 5.8%
Microsoft Corp. 5.4%
Amazon.com, Inc. 4.2%
Facebook, Inc., Class A 2.2%
Alphabet, Inc., Class A 2.0%
Alphabet, Inc., Class C 2.0%
Tesla, Inc. 1.5%
Berkshire Hathaway, Inc., Class B 1.5%
JPMorgan Chase & Co. 1.3%
Johnson & Johnson 1.2%
Other Holdings 72.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Fund Overview - April 30, 2021 - Nationwide Small Cap Index Fund
Asset Allocation
1
Common Stocks 98.8%
Short-Term Investment 4.6%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets (3.4)%
100.0%
Top Industries
2
Biotechnology 9.3%
Banks 8.2%
Equity Real Estate Investment Trusts (REITs) 5.1%
Software 4.9%
Hotels, Restaurants & Leisure 3.9%
Machinery 3.6%
Specialty Retail 3.4%
Health Care Equipment & Supplies 3.3%
Semiconductors & Semiconductor Equipment 2.8%
Health Care Providers & Services 2.6%
Other Industries 52.9%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 4.5%
Caesars Entertainment, Inc. 0.6%
Novavax , Inc. 0.5%
Penn National Gaming, Inc. 0.5%
Plug Power, Inc. 0.4%
Darling Ingredients, Inc. 0.4%
Restoration Hardware Holdings, Inc. 0.4%
Lithia Motors, Inc., Class A 0.3%
GameStop Corp., Class A 0.3%
Builders FirstSource , Inc. 0.3%
Other Holdings 91.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Index Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2020 through April 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 982.10 3.24 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Class C Shares
Actual
(a)
1,000.00 978.80 6.53 1.33
Hypothetical
(a)(b)
1,000.00 1,018.20 6.66 1.33
Class R6 Shares
Actual
(a)
1,000.00 984.10 1.18 0.24
Hypothetical
(a)(b)
1,000.00 1,023.60 1.20 0.24
Institutional Service Class Shares
Actual
(a)
1,000.00 983.70 2.41 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49

10 - Shareholder Expense Example - April 30, 2021 (Unaudited) - Index Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 1,280.20 4.13 0.73
Hypothetical
(a)(b)
1,000.00 1,021.17 3.66 0.73
Class C Shares
Actual
(a)
1,000.00 1,276.40 8.13 1.44
Hypothetical
(a)(b)
1,000.00 1,017.65 7.20 1.44
Class R Shares
Actual
(a)
1,000.00 1,278.60 5.82 1.03
Hypothetical
(a)(b)
1,000.00 1,019.69 5.16 1.03
Class R6 Shares
Actual
(a)
1,000.00 1,281.90 1.75 0.31
Hypothetical
(a)(b)
1,000.00 1,023.26 1.56 0.31
Institutional Service Class Shares
Actual
(a)
1,000.00 1,280.70 2.77 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 1,439.30 4.11 0.68
Hypothetical
(a)(b)
1,000.00 1,021.42 3.41 0.68
Class C Shares
Actual
(a)
1,000.00 1,435.70 8.03 1.33
Hypothetical
(a)(b)
1,000.00 1,018.20 6.66 1.33
Class R Shares
Actual
(a)
1,000.00 1,437.60 5.62 0.93
Hypothetical
(a)(b)
1,000.00 1,020.18 4.66 0.93
Class R6 Shares
Actual
(a)
1,000.00 1,442.30 1.57 0.26
Hypothetical
(a)(b)
1,000.00 1,023.51 1.30 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,441.30 2.84 0.47
Hypothetical
(a)(b)
1,000.00 1,022.46 2.36 0.47
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,276.60 3.61 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64
Class C Shares
Actual
(a)
1,000.00 1,272.20 7.49 1.33
Hypothetical
(a)(b)
1,000.00 1,018.20 6.66 1.33
Class R6 Shares
Actual
(a)
1,000.00 1,278.60 1.69 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,277.90 2.32 0.41
Hypothetical
(a)(b)
1,000.00 1,022.76 2.06 0.41

Index Funds - April 30, 2021 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,284.90 3.40 0.60
Hypothetical
(a)(b)
1,000.00 1,021.82 3.01 0.60
Class C Shares
Actual
(a)
1,000.00 1,281.50 7.13 1.26
Hypothetical
(a)(b)
1,000.00 1,018.55 6.31 1.26
Class R Shares
Actual
(a)
1,000.00 1,283.30 5.32 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Class R6 Shares
Actual
(a)
1,000.00 1,288.20 1.08 0.19
Hypothetical
(a)(b)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(a)
1,000.00 1,286.20 2.49 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Service Class Shares
Actual
(a)
1,000.00 1,286.00 3.34 0.59
Hypothetical
(a)(b)
1,000.00 1,021.87 2.96 0.59
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 1,474.70 4.30 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Class C Shares
Actual
(a)
1,000.00 1,469.10 8.57 1.40
Hypothetical
(a)(b)
1,000.00 1,017.85 7.00 1.40
Class R Shares
Actual
(a)
1,000.00 1,473.80 6.20 1.01
Hypothetical
(a)(b)
1,000.00 1,019.79 5.06 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,478.50 1.72 0.28
Hypothetical
(a)(b)
1,000.00 1,023.41 1.40 0.28
Institutional Service Class Shares
Actual
(a)
1,000.00 1,476.00 3.13 0.51
Hypothetical
(a)(b)
1,000.00 1,022.27 2.56 0.51
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to re flect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 169,471 176,366
Automobiles 0.3%
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 900,000 898,675
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 762,071
1,660,746
Credit Card 0.1%
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 641,381
Total Asset-Backed Securities
(cost $2,443,254)
2,478,493
Commercial Mortgage-Backed Securities 2.3%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 498,749
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 664,050
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 699,305
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 541,608
COMM Mortgage Trust
Series 2013-CR12, Class
A4, 4.05%, 10/10/2046 300,000 322,147
Series 2014-CR16, Class
A4, 4.05%, 4/10/2047 750,000 815,367
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 600,000 610,438
Series K026, Class A2,
2.51%, 11/25/2022 200,000 206,000
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 105,421
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 105,402
Series K037, Class A2,
3.49%, 1/25/2024 200,000 214,785
Series K066, Class A2,
3.12%, 6/25/2027 750,000 827,682
Series K739, Class A2,
1.34%, 9/25/2027 620,000 623,246
Series K115, Class A2,
1.38%, 6/25/2030 960,000 937,002
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 233,790
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 8,716 8,711
Series 2014-M2, Class
ASV2, 2.78%, 6/25/2021(a) 8,789 8,798
Series 2020-M5, Class A2,
2.21%, 1/25/2030 1,200,000 1,255,566
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 812,224
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 823,495
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 300,000 309,162
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 250,000 266,629
Series 2014-C17, Class A5,
3.74%, 8/15/2047 500,000 541,166
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 900,000 986,864
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 825,146
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 163,779
Wells Fargo Commercial
Mortgage Trust , Series
2015-SG1, Class A4,
3.79%, 9/15/2048 697,608 756,528
WFRBS Commercial
Mortgage Trust , Series
2012-C7, Class A2, 3.43%,
6/15/2045 300,000 305,983
Total Commercial Mortgage-Backed
Securities
(cost $13,980,413) 14,469,043
Corporate Bonds 26.9%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 213,576
1.43%, 2/4/2024 250,000 250,777
4.88%, 5/1/2025 300,000 336,441
3.10%, 5/1/2026 200,000 210,261
3.20%, 3/1/2029 150,000 154,149
5.15%, 5/1/2030 250,000 290,766
5.71%, 5/1/2040 200,000 248,025
3.75%, 2/1/2050 250,000 243,333

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
General Dynamics Corp. ,
4.25%, 4/1/2040 200,000 238,886
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 274,969
4.85%, 4/27/2035 55,000 67,349
Leidos, Inc. ,
2.30%, 2/15/2031(b) 50,000 47,576
Lockheed Martin Corp. ,
2.90%, 3/1/2025 300,000 321,582
1.85%, 6/15/2030 200,000 196,969
4.09%, 9/15/2052 100,000 119,063
Northrop Grumman Corp. ,
4.75%, 6/1/2043 250,000 309,228
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 300,000 340,569
4.50%, 6/1/2042 300,000 359,767
4.35%, 4/15/2047 100,000 116,376
Textron, Inc. ,
4.30%, 3/1/2024 250,000 271,369
4,611,031
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.00%, 1/15/2024 250,000 273,546
3.20%, 2/1/2025 300,000 325,817
3.30%, 3/15/2027 70,000 77,932
4.25%, 5/15/2030 100,000 114,523
4.55%, 4/1/2046 150,000 174,572
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 262,954
5.30%, 4/1/2050 100,000 138,982
1,368,326
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 201,616
Auto Components 0.0%
†
Aptiv plc ,
5.40%, 3/15/2049 50,000 63,599
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 75,973
2.65%, 7/1/2027 25,000 26,235
165,807
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 149,383
General Motors Co. ,
4.20%, 10/1/2027 250,000 277,555
6.25%, 10/2/2043 150,000 197,258
Toyota Motor Corp. ,
3.42%, 7/20/2023 200,000 213,380
837,576
Banks 4.7%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 517,817
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA ,
2.71%, 6/27/2024 200,000 211,199
4.25%, 4/11/2027 200,000 224,510
Bank of America Corp. ,
4.10%, 7/24/2023 250,000 270,060
4.25%, 10/22/2026 145,000 163,905
3.25%, 10/21/2027 250,000 271,277
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 281,000 304,343
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(c) 250,000 278,796
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 200,000 201,239
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 50,000 46,975
5.88%, 2/7/2042 25,000 34,557
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 250,000 293,272
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 579,612
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 100,000 112,272
Bank of Nova Scotia (The) ,
2.38%, 1/18/2023 350,000 362,306
2.70%, 8/3/2026 250,000 267,625
Barclays plc ,
4.34%, 1/10/2028 250,000 279,758
4.84%, 5/9/2028 200,000 224,997
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 250,000 289,760
BBVA USA ,
3.88%, 4/10/2025 250,000 273,493
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 278,205
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 250,000 256,681
Citibank NA ,
3.65%, 1/23/2024 500,000 541,286
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 327,788
3.70%, 1/12/2026 250,000 277,009
3.40%, 5/1/2026 200,000 218,955
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 200,000 222,466
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(c) 250,000 275,538
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 100,000 108,753

14 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 150,000 167,296
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 200,000 200,714
6.63%, 6/15/2032 182,000 242,952
4.65%, 7/23/2048 250,000 310,140
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 266,246
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 113,124
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 272,820
5.25%, 5/24/2041 125,000 165,284
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 260,581
Discover Bank ,
4.20%, 8/8/2023 250,000 270,451
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 170,673
HSBC Holdings plc ,
4.25%, 3/14/2024 250,000 272,936
4.38%, 11/23/2026 200,000 224,470
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(c) 200,000 227,176
4.95%, 3/31/2030 200,000 236,163
5.25%, 3/14/2044 200,000 247,944
ING Groep NV ,
3.55%, 4/9/2024 400,000 432,465
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(c) 250,000 265,003
3.63%, 5/13/2024 350,000 381,794
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(c) 400,000 433,122
3.13%, 1/23/2025 250,000 269,551
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 260,766
3.30%, 4/1/2026 250,000 272,865
4.13%, 12/15/2026 250,000 283,020
8.00%, 4/29/2027 202,000 274,192
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(c) 25,000 28,842
(SOFR + 1.51%), 2.74%,
10/15/2030(c) 100,000 102,591
(SOFR + 3.79%), 4.49%,
3/24/2031(c) 200,000 231,803
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 126,290
(SOFR + 2.52%), 2.96%,
5/13/2031(c) 200,000 205,453
(SOFR + 2.46%), 3.11%,
4/22/2041(c) 100,000 99,754
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 250,000 289,293
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 150,000 166,831
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 200,000 194,389
Kreditanstalt fuer
Wiederaufbau ,
1.63%, 2/15/2023 500,000 512,653
0.25%, 10/19/2023 1,000,000 998,960
1.38%, 8/5/2024 500,000 514,514
0.63%, 1/22/2026 100,000 98,920
2.88%, 4/3/2028 200,000 220,400
1.75%, 9/14/2029 100,000 101,470
Landwirtschaftliche
Rentenbank ,
3.13%, 11/14/2023 500,000 535,076
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 538,812
4.50%, 11/4/2024 250,000 277,682
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 790,137
3.75%, 7/18/2039 200,000 219,246
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 400,000 411,246
3.17%, 9/11/2027 250,000 271,885
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 213,558
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 275,628
Natwest Group plc ,
(ICE LIBOR USD 3
Month + 1.48%), 3.50%,
5/15/2023(c) 200,000 206,058
(ICE LIBOR USD 3
Month + 1.76%), 4.27%,
3/22/2025(c) 200,000 218,090
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 250,000 291,590
PNC Bank NA ,
2.95%, 1/30/2023 350,000 364,896
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 200,000 205,324
Royal Bank of Canada ,
2.25%, 11/1/2024 250,000 262,461
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 222,721

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 250,000 249,699
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 250,000 262,387
3.78%, 3/9/2026 250,000 276,959
3.20%, 9/17/2029 250,000 260,544
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 504,244
0.55%, 3/4/2024 250,000 249,886
2.65%, 6/12/2024 200,000 212,437
Truist Bank ,
2.45%, 8/1/2022 500,000 512,786
2.25%, 3/11/2030 250,000 246,765
US Bancorp ,
3.38%, 2/5/2024 250,000 269,651
2.40%, 7/30/2024 250,000 264,379
Series X, 3.15%, 4/27/2027 250,000 272,769
Wells Fargo & Co. ,
3.75%, 1/24/2024 750,000 811,672
(SOFR + 1.26%), 2.57%,
2/11/2031(c) 250,000 252,655
5.61%, 1/15/2044 333,000 434,384
4.40%, 6/14/2046 200,000 227,169
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 200,000 259,685
Westpac Banking Corp. ,
3.30%, 2/26/2024 350,000 377,108
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(c) 150,000 155,232
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 200,000 215,570
29,748,756
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 415,000 495,799
Anheuser-Busch InBev
Worldwide, Inc. ,
3.50%, 6/1/2030 200,000 218,355
4.60%, 4/15/2048 150,000 172,988
5.55%, 1/23/2049 150,000 193,938
4.50%, 6/1/2050 200,000 229,291
4.75%, 4/15/2058 100,000 117,187
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 250,000 260,567
2.90%, 5/25/2027 100,000 108,846
2.50%, 6/1/2040 200,000 189,833
2.60%, 6/1/2050 100,000 91,177
Constellation Brands, Inc. ,
5.25%, 11/15/2048 100,000 128,263
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 203,315
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 232,613
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 100,000 106,192
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 105,605
2.85%, 2/24/2026 175,000 189,382
2.75%, 3/19/2030 100,000 105,363
4.45%, 4/14/2046 200,000 245,750
3.45%, 10/6/2046 100,000 106,527
3,500,991
Biotechnology 0.6%
AbbVie, Inc. ,
3.25%, 10/1/2022 200,000 206,694
2.90%, 11/6/2022 500,000 518,568
2.30%, 11/21/2022 100,000 102,920
2.60%, 11/21/2024 300,000 317,693
3.80%, 3/15/2025 100,000 109,540
4.55%, 3/15/2035 100,000 118,238
4.50%, 5/14/2035 135,000 158,305
4.30%, 5/14/2036 100,000 114,609
4.70%, 5/14/2045 100,000 119,044
4.25%, 11/21/2049 350,000 396,574
Amgen, Inc. ,
4.56%, 6/15/2048 87,000 103,848
4.66%, 6/15/2051 279,000 338,709
Baxalta, Inc. ,
4.00%, 6/23/2025 30,000 33,263
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 105,728
2.25%, 5/1/2030 200,000 194,506
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 432,458
4.75%, 3/1/2046 200,000 240,381
3,611,078
Building Products 0.2%
Allegion plc ,
3.50%, 10/1/2029 100,000 106,219
Carrier Global Corp. ,
2.24%, 2/15/2025 250,000 260,765
2.49%, 2/15/2027 250,000 262,277
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 150,000 158,951
Johnson Controls International
plc ,
3.90%, 2/14/2026 46,000 51,089
4.50%, 2/15/2047 100,000 119,080
Masco Corp. ,
3.50%, 11/15/2027 100,000 109,524
3.13%, 2/15/2051 30,000 28,601
Owens Corning ,
4.30%, 7/15/2047 50,000 55,968
1,152,474

16 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.3%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 271,474
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 213,435
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 255,800
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 281,094
4.85%, 3/29/2029 100,000 116,030
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 98,892
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 138,354
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 275,520
Deutsche Bank AG ,
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 200,000 209,373
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 258,283
Goldman Sachs Group, Inc.
(The) ,
3.85%, 7/8/2024 300,000 326,664
3.50%, 4/1/2025 300,000 326,269
3.75%, 2/25/2026 315,000 349,950
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(c) 350,000 395,653
6.75%, 10/1/2037 100,000 141,720
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 250,000 294,025
6.25%, 2/1/2041 250,000 356,989
Intercontinental Exchange,
Inc. ,
3.75%, 9/21/2028 200,000 221,763
2.10%, 6/15/2030 100,000 97,323
3.00%, 9/15/2060 100,000 89,791
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 110,661
Moody's Corp. ,
4.50%, 9/1/2022 100,000 104,256
2.55%, 8/18/2060 100,000 81,824
Morgan Stanley ,
3.70%, 10/23/2024 300,000 328,151
3.13%, 7/27/2026 250,000 270,919
4.35%, 9/8/2026 250,000 282,896
3.63%, 1/20/2027 250,000 277,210
3.95%, 4/23/2027 250,000 278,701
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 200,000 230,619
(SOFR + 1.03%), 1.79%,
2/13/2032(c) 300,000 282,081
(ICE LIBOR USD 3
Month + 1.43%), 4.46%,
4/22/2039(c) 100,000 118,846
4.38%, 1/22/2047 250,000 301,187
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 204,854
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 55,728
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 236,576
S&P Global, Inc. ,
3.25%, 12/1/2049 100,000 104,487
State Street Corp. ,
3.30%, 12/16/2024 155,000 169,498
8,156,896
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 200,200
Cabot Corp. ,
4.00%, 7/1/2029 100,000 105,743
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 100,000 107,976
4.25%, 10/1/2034 100,000 113,133
3.60%, 11/15/2050 100,000 102,032
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028 150,000 175,836
Eastman Chemical Co. ,
4.65%, 10/15/2044 100,000 118,524
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 100,000 125,258
Linde, Inc. ,
3.20%, 1/30/2026 250,000 273,838
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 148,022
LYB International Finance III
LLC ,
2.88%, 5/1/2025 100,000 106,471
3.38%, 5/1/2030 200,000 213,773
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 114,670
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 61,821
Nutrien Ltd. ,
6.13%, 1/15/2041 100,000 136,940
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 104,733
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 178,734
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 111,111
2,498,815
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 107,612
1.45%, 2/15/2031 55,000 50,450
3.05%, 3/1/2050 50,000 48,943
Waste Management, Inc. ,
4.15%, 7/15/2049 100,000 119,231
326,236

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 161,470
Juniper Networks, Inc. ,
3.75%, 8/15/2029 200,000 217,998
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 164,762
2.30%, 11/15/2030 100,000 96,641
640,871
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 56,948
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 112,971
169,919
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 215,394
Ally Financial, Inc. ,
8.00%, 11/1/2031 100,000 140,646
American Express Co. ,
2.50%, 8/1/2022 500,000 512,729
3.63%, 12/5/2024 150,000 164,170
3.13%, 5/20/2026 300,000 325,765
American Honda Finance
Corp. ,
0.88%, 7/7/2023 300,000 302,953
3.45%, 7/14/2023 100,000 106,530
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 372,101
3.75%, 4/24/2024 100,000 108,937
3.75%, 3/9/2027 250,000 277,558
Discover Financial Services ,
4.50%, 1/30/2026 100,000 113,344
General Motors Financial Co.,
Inc. ,
5.25%, 3/1/2026 350,000 403,266
4.00%, 10/6/2026 250,000 275,861
John Deere Capital Corp. ,
2.70%, 1/6/2023 200,000 208,101
0.70%, 1/15/2026 100,000 99,072
PACCAR Financial Corp. ,
1.80%, 2/6/2025 300,000 309,113
Synchrony Financial ,
4.50%, 7/23/2025 190,000 212,033
Toyota Motor Credit Corp. ,
3.65%, 1/8/2029 250,000 279,519
4,427,092
Containers & Packaging 0.0%
†
International Paper Co. ,
4.40%, 8/15/2047 50,000 58,798
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 114,261
173,059
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0.0%
†
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,022
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 53,707
3.30%, 7/15/2056 100,000 110,290
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 33,662
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 24,294
235,975
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 208,276
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 117,250
5.00%, 4/20/2048 50,000 61,009
GE Capital Funding LLC ,
4.40%, 5/15/2030(b) 200,000 227,469
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 282,000 324,439
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 54,175
Shell International Finance
BV ,
4.13%, 5/11/2035 150,000 173,150
6.38%, 12/15/2038 250,000 361,108
3.25%, 4/6/2050 200,000 200,633
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 110,912
1,838,421
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
4.05%, 12/15/2023(d) 200,000 218,233
4.35%, 3/1/2029 200,000 227,008
4.30%, 2/15/2030 300,000 338,447
2.75%, 6/1/2031 200,000 199,710
2.55%, 12/1/2033(b) 857,000 816,850
4.65%, 6/1/2044 150,000 167,311
3.30%, 2/1/2052 200,000 182,025
3.55%, 9/15/2055(b) 100,000 92,113
3.65%, 9/15/2059(b) 668,000 615,981
Bell Canada ,
4.30%, 7/29/2049 100,000 115,087
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 106,000 157,802
Orange SA ,
5.50%, 2/6/2044 100,000 135,375
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 215,409
5.52%, 3/1/2049 150,000 186,461

18 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
TELUS Corp. ,
4.30%, 6/15/2049 100,000 114,044
Verizon Communications, Inc. ,
5.15%, 9/15/2023 300,000 332,192
3.50%, 11/1/2024 100,000 108,654
4.13%, 3/16/2027 250,000 285,109
4.33%, 9/21/2028 254,000 292,829
4.02%, 12/3/2029 300,000 339,258
4.40%, 11/1/2034 300,000 349,422
3.85%, 11/1/2042 175,000 190,815
4.86%, 8/21/2046 200,000 247,400
2.99%, 10/30/2056(b) 453,000 404,767
6,332,302
Electric Utilities 1.3%
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 174,995
Arizona Public Service Co. ,
4.20%, 8/15/2048 50,000 57,795
3.50%, 12/1/2049 100,000 104,507
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 170,610
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 227,846
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 269,188
3.70%, 3/15/2045 80,000 87,893
Series A, 4.05%, 5/15/2048 50,000 58,043
Duke Energy Corp. ,
3.95%, 10/15/2023 200,000 214,672
3.75%, 4/15/2024 150,000 162,281
4.20%, 6/15/2049 150,000 165,601
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 268,985
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 107,370
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 273,294
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 110,195
4.20%, 4/1/2049 150,000 175,191
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 150,000 174,026
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 133,868
3.45%, 1/15/2050 100,000 102,045
Exelon Corp. ,
4.05%, 4/15/2030 300,000 337,105
5.63%, 6/15/2035 250,000 322,826
Florida Power & Light Co. ,
4.05%, 10/1/2044 100,000 117,320
4.13%, 6/1/2048 150,000 179,218
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 107,158
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 95,449
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 189,404
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 300,000 311,899
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 173,229
Oncor Electric Delivery Co.
LLC ,
5.75%, 3/15/2029 100,000 124,231
5.30%, 6/1/2042 150,000 199,465
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 100,000 107,498
2.50%, 2/1/2031 300,000 282,438
4.50%, 7/1/2040 300,000 301,736
Progress Energy, Inc. ,
7.75%, 3/1/2031 164,000 231,500
Public Service Co. of
Colorado ,
Series 34, 3.20%, 3/1/2050 200,000 204,460
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 229,886
Southern California Edison
Co. ,
6.00%, 1/15/2034 123,000 161,922
4.00%, 4/1/2047 150,000 156,287
Series B, 4.88%, 3/1/2049 100,000 118,464
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 226,728
4.40%, 7/1/2046 250,000 284,228
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 107,403
Union Electric Co. ,
2.63%, 3/15/2051 200,000 184,100
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 180,531
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 267,128
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 173,652
8,413,670
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 150,000 171,486
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 103,379
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 105,621
Corning, Inc. ,
5.35%, 11/15/2048 100,000 130,023
Flex Ltd. ,
3.75%, 2/1/2026 300,000 325,926
664,949

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
4.08%, 12/15/2047 100,000 107,415
Halliburton Co. ,
5.00%, 11/15/2045 200,000 226,449
NOV, Inc. ,
3.95%, 12/1/2042 100,000 93,513
427,377
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 200,000 171,304
TWDC Enterprises 18 Corp. ,
3.70%, 12/1/2042 100,000 109,334
3.00%, 7/30/2046 60,000 59,020
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 99,384
2.75%, 9/1/2049 100,000 93,287
4.70%, 3/23/2050 50,000 63,241
3.80%, 5/13/2060 200,000 219,947
815,517
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 109,752
American Tower Corp. ,
3.38%, 5/15/2024 500,000 536,482
3.95%, 3/15/2029 100,000 110,932
3.70%, 10/15/2049 100,000 103,372
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 109,180
2.30%, 3/1/2030 200,000 200,521
Boston Properties LP ,
2.75%, 10/1/2026 150,000 159,444
2.90%, 3/15/2030 100,000 101,811
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 109,898
Camden Property Trust ,
3.35%, 11/1/2049 100,000 104,489
Crown Castle International
Corp. ,
2.25%, 1/15/2031 300,000 291,176
4.00%, 11/15/2049 60,000 63,379
CubeSmart LP ,
3.00%, 2/15/2030 100,000 102,825
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 114,718
Duke Realty LP ,
2.88%, 11/15/2029 40,000 41,413
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 31,618
3.20%, 11/18/2029 35,000 36,926
2.15%, 7/15/2030 100,000 96,198
ERP Operating LP ,
2.85%, 11/1/2026 250,000 267,020
3.00%, 7/1/2029 100,000 105,392
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 155,378
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 105,223
GLP Capital LP ,
5.38%, 4/15/2026 200,000 226,246
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 104,789
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 300,000 324,144
2.88%, 1/15/2031 50,000 51,801
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 105,881
Series H, 3.38%,
12/15/2029 50,000 50,815
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 102,590
Kimco Realty Corp. ,
4.45%, 9/1/2047 100,000 115,080
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 110,433
Prologis LP ,
1.25%, 10/15/2030 100,000 92,122
Realty Income Corp. ,
0.75%, 3/15/2026 100,000 97,447
3.25%, 6/15/2029 150,000 160,041
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 259,081
2.45%, 9/13/2029 100,000 100,782
4.75%, 3/15/2042 100,000 119,187
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 93,040
UDR, Inc. ,
3.20%, 1/15/2030 150,000 159,437
Welltower, Inc. ,
4.13%, 3/15/2029 250,000 281,397
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 142,895
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 54,634
5,808,989
Food & Staples Retailing 0.5%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 213,437
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 251,796
Sysco Corp. ,
3.55%, 3/15/2025 200,000 217,232
3.30%, 7/15/2026 130,000 141,149
6.60%, 4/1/2050 100,000 148,757
Walmart, Inc. ,
3.40%, 6/26/2023 500,000 532,566
2.85%, 7/8/2024 250,000 268,486
3.70%, 6/26/2028 300,000 339,587
3.25%, 7/8/2029 300,000 332,638
5.25%, 9/1/2035 92,000 122,930

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc.,
6.20%, 4/15/2038 198,000 289,304
2,857,882
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 106,633
4.50%, 3/15/2049 100,000 127,813
Campbell Soup Co. ,
4.15%, 3/15/2028 150,000 168,659
4.80%, 3/15/2048 50,000 60,147
Conagra Brands, Inc. ,
4.60%, 11/1/2025 100,000 114,364
7.00%, 10/1/2028 154,000 201,967
5.40%, 11/1/2048 50,000 64,559
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 103,757
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 155,132
3.13%, 11/15/2049 50,000 51,180
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 114,067
Kellogg Co. ,
3.25%, 4/1/2026 40,000 43,504
4.30%, 5/15/2028 250,000 285,233
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 123,871
Mondelez International, Inc. ,
2.63%, 9/4/2050 150,000 131,275
Tyson Foods, Inc. ,
5.10%, 9/28/2048 100,000 128,558
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 260,247
2.13%, 9/6/2029 100,000 101,269
5.90%, 11/15/2032 50,000 68,034
2,410,269
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 100,000 113,212
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 261,505
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 193,153
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 217,724
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 53,020
838,614
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 50,276
3.75%, 11/30/2026 226,000 255,585
4.90%, 11/30/2046 100,000 131,199
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 106,555
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 120,079
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Boston Scientific Corp. ,
4.70%, 3/1/2049 150,000 185,066
Danaher Corp. ,
2.60%, 10/1/2050 75,000 66,971
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 46,358
3.25%, 11/15/2039 100,000 103,445
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 129,918
Medtronic, Inc. ,
4.63%, 3/15/2045 150,000 190,439
Stryker Corp. ,
2.90%, 6/15/2050 100,000 95,270
Zimmer Biomet Holdings, Inc. ,
3.55%, 3/20/2030 200,000 216,192
1,697,353
Health Care Providers & Services 0.9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 25,425
Aetna, Inc. ,
3.88%, 8/15/2047 100,000 106,579
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 112,273
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 108,280
4.10%, 3/1/2028 200,000 225,762
4.65%, 8/15/2044 250,000 299,368
Cardinal Health, Inc. ,
4.37%, 6/15/2047 100,000 110,076
Cigna Corp. ,
4.90%, 12/15/2048 150,000 185,129
3.40%, 3/15/2050 200,000 198,519
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 63,359
4.35%, 11/1/2042 50,000 55,589
4.19%, 10/1/2049 25,000 27,056
CVS Health Corp. ,
3.50%, 7/20/2022 150,000 154,906
3.70%, 3/9/2023 435,000 460,404
4.30%, 3/25/2028 152,000 172,942
3.75%, 4/1/2030 100,000 109,998
5.05%, 3/25/2048 400,000 491,877
4.25%, 4/1/2050 150,000 168,834
HCA, Inc. ,
5.00%, 3/15/2024 200,000 222,797
4.50%, 2/15/2027 250,000 282,280
Humana, Inc. ,
3.95%, 8/15/2049 100,000 107,534
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 180,193
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 200,000 206,766
2.95%, 12/1/2029 200,000 207,911
McKesson Corp. ,
3.95%, 2/16/2028 100,000 112,780

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 28,526
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 88,782
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 22,607
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 16,945
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 57,012
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 13,762
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 41,152
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 276,885
3.88%, 12/15/2028 200,000 227,336
5.80%, 3/15/2036 200,000 271,676
3.88%, 8/15/2059 150,000 167,364
3.13%, 5/15/2060 150,000 146,848
5,755,532
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 234,407
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 53,620
3.25%, 2/15/2030 65,000 65,984
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 104,883
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 100,000 115,114
Series R, 3.13%, 6/15/2026 200,000 212,632
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 110,626
3.60%, 7/1/2030 100,000 110,287
4.88%, 12/9/2045 250,000 308,748
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 226,552
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 111,184
3.50%, 11/15/2050 200,000 204,070
1,858,107
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 89,528
Lennar Corp. ,
5.88%, 11/15/2024 300,000 341,153
PulteGroup, Inc. ,
5.00%, 1/15/2027 300,000 349,416
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 109,718
889,815
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 100,000 116,183
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 88,278
2.88%, 2/7/2050 100,000 97,943
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 217,110
3.50%, 10/25/2047 50,000 56,798
576,312
Independent Power and Renewable Electricity Producers
0.1%
Exelon Generation Co. LLC ,
5.60%, 6/15/2042 100,000 112,661
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 90,728
PSEG Power LLC ,
3.85%, 6/1/2023 300,000 319,393
522,782
Industrial Conglomerates 0.3%
3M Co. ,
5.70%, 3/15/2037 50,000 66,279
3.25%, 8/26/2049 125,000 129,340
General Electric Co. ,
3.38%, 3/11/2024 150,000 161,259
3.63%, 5/1/2030 200,000 217,292
6.75%, 3/15/2032 106,000 143,193
6.88%, 1/10/2039 100,000 143,804
4.25%, 5/1/2040 200,000 223,505
Honeywell International, Inc. ,
3.81%, 11/21/2047 100,000 113,361
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 59,505
1.75%, 2/15/2031 100,000 93,627
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 69,357
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 270,903
1,691,425
Insurance 0.8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 274,447
3.60%, 4/1/2030 200,000 221,236
American International Group,
Inc. ,
4.80%, 7/10/2045 100,000 120,149
4.75%, 4/1/2048 150,000 181,119
Aon plc ,
3.88%, 12/15/2025 100,000 111,090
4.75%, 5/15/2045 100,000 124,274

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 283,165
Athene Holding Ltd. ,
4.13%, 1/12/2028 200,000 219,971
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 182,379
4.25%, 1/15/2049 100,000 118,912
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 141,000 152,533
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 261,106
3.35%, 5/3/2026 45,000 49,413
4.35%, 11/3/2045 100,000 121,179
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 55,656
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 97,297
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 100,000 139,155
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 113,435
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 112,935
Markel Corp. ,
5.00%, 5/20/2049 100,000 127,901
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 150,000 195,016
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 116,701
4.13%, 8/13/2042 200,000 232,165
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 200,000 221,634
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 154,076
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 144,882
3.70%, 3/13/2051 200,000 215,995
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 150,000 175,170
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 186,592
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 31,400
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 167,817
4,908,800
Interactive Media & Services 0.1%
Alphabet, Inc. ,
1.90%, 8/15/2040 100,000 88,173
2.05%, 8/15/2050 200,000 167,763
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 218,512
474,448
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.20%, 12/6/2047 250,000 277,688
Amazon.com, Inc. ,
3.15%, 8/22/2027 350,000 385,365
2.50%, 6/3/2050 200,000 179,757
4.25%, 8/22/2057 200,000 243,018
eBay, Inc. ,
4.00%, 7/15/2042 100,000 107,424
1,193,252
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 92,935
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 87,245
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 212,250
3.50%, 7/1/2029 400,000 433,515
Global Payments, Inc. ,
4.15%, 8/15/2049 100,000 111,065
International Business
Machines Corp. ,
5.88%, 11/29/2032 250,000 340,142
4.25%, 5/15/2049 200,000 234,599
Mastercard, Inc. ,
3.95%, 2/26/2048 150,000 174,234
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 36,902
2.30%, 6/1/2030 250,000 252,179
Visa, Inc. ,
4.15%, 12/14/2035 150,000 179,896
4.30%, 12/14/2045 150,000 184,598
Western Union Co. (The) ,
6.20%, 11/17/2036 100,000 124,425
2,463,985
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 200,000 218,724
3.90%, 11/19/2029 50,000 54,683
273,407
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 103,628
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 53,064
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 272,432
2.60%, 10/1/2029 65,000 67,207
496,331
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 200,000 206,163
3.25%, 9/19/2049 100,000 104,322
Deere & Co. ,
3.90%, 6/9/2042 100,000 116,899

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Dover Corp. ,
5.38%, 3/1/2041 50,000 61,672
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 256,630
Otis Worldwide Corp. ,
3.11%, 2/15/2040 100,000 100,732
Snap-on, Inc. ,
3.10%, 5/1/2050 100,000 101,672
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 100,000 101,446
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(c) 50,000 53,140
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 115,013
1,217,689
Media 0.8%
Charter Communications
Operating LLC ,
Series USD, 4.50%,
2/1/2024 300,000 327,911
3.75%, 2/15/2028 250,000 270,713
6.48%, 10/23/2045 100,000 132,283
4.80%, 3/1/2050 250,000 275,323
3.70%, 4/1/2051 200,000 188,161
Comcast Corp. ,
3.40%, 4/1/2030 300,000 326,793
7.05%, 3/15/2033 105,000 150,808
3.97%, 11/1/2047 296,000 333,079
4.70%, 10/15/2048 650,000 813,940
4.95%, 10/15/2058 25,000 33,350
Discovery Communications
LLC ,
3.45%, 3/15/2025 135,000 145,074
3.63%, 5/15/2030 200,000 214,034
5.30%, 5/15/2049 125,000 149,625
Fox Corp. ,
5.48%, 1/25/2039 100,000 125,392
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 276,390
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 68,142
5.50%, 9/1/2041 100,000 119,747
ViacomCBS, Inc. ,
3.70%, 8/15/2024 250,000 271,595
5.50%, 5/15/2033 82,000 100,341
4.38%, 3/15/2043 200,000 216,527
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 273,199
4,812,427
Metals & Mining 0.3%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 150,000 198,209
Newmont Corp. ,
5.88%, 4/1/2035 164,000 221,622
4.88%, 3/15/2042 25,000 30,749
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Nucor Corp. ,
4.00%, 8/1/2023 250,000 267,163
2.70%, 6/1/2030 200,000 205,499
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 191,673
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 139,331
Teck Resources Ltd. ,
5.20%, 3/1/2042 150,000 170,536
Vale Overseas Ltd. ,
6.25%, 8/10/2026 250,000 298,750
6.88%, 11/10/2039 100,000 137,800
1,861,332
Multiline Retail 0.1%
Dollar Tree, Inc. ,
3.70%, 5/15/2023 200,000 212,263
Target Corp. ,
2.50%, 4/15/2026 250,000 268,188
3.90%, 11/15/2047 100,000 119,058
599,509
Multi-Utilities 0.7%
Ameren Corp. ,
3.65%, 2/15/2026 250,000 274,211
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 358,880
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 271,250
4.25%, 10/15/2050 200,000 235,037
2.85%, 5/15/2051 300,000 277,252
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 131,155
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 102,554
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 106,587
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 200,175
3.95%, 3/1/2043 100,000 109,621
3.70%, 11/15/2059 100,000 103,753
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 170,427
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 284,096
Series B, 5.95%, 6/15/2035 174,000 231,648
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 102,865
NiSource, Inc. ,
1.70%, 2/15/2031 100,000 93,045
4.38%, 5/15/2047 100,000 115,661
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 269,724
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 101,745
Sempra Energy ,
4.05%, 12/1/2023 200,000 215,779
4.00%, 2/1/2048 150,000 162,057

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 233,109
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 200,000 188,266
4,338,897
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 274,589
3.12%, 5/4/2026 100,000 107,950
4.23%, 11/6/2028 150,000 171,267
3.63%, 4/6/2030 200,000 220,335
1.75%, 8/10/2030 200,000 190,030
BP Capital Markets plc ,
3.51%, 3/17/2025 250,000 273,712
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 85,000 112,032
Cenovus Energy, Inc. ,
4.25%, 4/15/2027 300,000 329,607
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 115,288
3.70%, 11/15/2029 65,000 69,145
Chevron Corp. ,
2.36%, 12/5/2022 250,000 257,079
2.95%, 5/16/2026 250,000 270,297
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 276,242
6.00%, 3/1/2041 150,000 211,382
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 216,270
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 220,624
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 100,000 131,094
ConocoPhillips ,
6.50%, 2/1/2039 200,000 287,024
Devon Energy Corp. ,
5.00%, 6/15/2045 100,000 111,781
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(d) 50,000 50,045
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 148,881
Enbridge, Inc. ,
3.13%, 11/15/2029 100,000 104,928
Energy Transfer LP ,
4.25%, 3/15/2023 250,000 262,935
4.75%, 1/15/2026 100,000 111,795
5.25%, 4/15/2029 100,000 114,695
3.75%, 5/15/2030 200,000 208,125
6.50%, 2/1/2042 150,000 181,839
5.00%, 5/15/2050 100,000 105,386
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC ,
3.13%, 7/31/2029 100,000 105,893
6.13%, 10/15/2039 90,000 120,818
4.85%, 3/15/2044 50,000 58,373
4.80%, 2/1/2049 75,000 87,425
4.95%, 10/15/2054 200,000 236,990
EOG Resources, Inc. ,
4.95%, 4/15/2050 100,000 123,983
Equinor ASA ,
3.25%, 11/18/2049 100,000 100,180
3.70%, 4/6/2050 100,000 108,230
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 102,511
3.18%, 3/15/2024 200,000 214,223
2.71%, 3/6/2025 250,000 266,625
2.99%, 3/19/2025 200,000 215,326
3.29%, 3/19/2027 100,000 110,717
3.48%, 3/19/2030 200,000 218,865
4.23%, 3/19/2040 200,000 228,665
4.11%, 3/1/2046 100,000 112,380
Hess Corp. ,
4.30%, 4/1/2027 100,000 110,923
7.30%, 8/15/2031 127,000 167,196
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 178,789
6.95%, 1/15/2038 50,000 68,105
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 250,000 288,014
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 105,637
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 103,449
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 100,000 132,722
MPLX LP ,
4.50%, 7/15/2023 150,000 160,888
2.65%, 8/15/2030 200,000 197,486
4.70%, 4/15/2048 150,000 164,052
ONEOK, Inc. ,
3.10%, 3/15/2030 100,000 101,463
4.95%, 7/13/2047 150,000 166,145
Phillips 66 ,
0.90%, 2/15/2024 300,000 300,366
5.88%, 5/1/2042 150,000 197,803
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 100,000 96,930
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 287,399
Suncor Energy, Inc. ,
5.95%, 5/15/2035 89,000 114,037
4.00%, 11/15/2047 100,000 104,263
Total Capital International SA ,
3.70%, 1/15/2024 500,000 542,915
3.46%, 2/19/2029 100,000 109,423
3.46%, 7/12/2049 100,000 101,671

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 250,000 282,433
4.10%, 4/15/2030 150,000 168,376
5.10%, 3/15/2049 150,000 187,418
Valero Energy Corp. ,
6.63%, 6/15/2037 100,000 130,656
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 300,000 326,519
5.40%, 3/4/2044 250,000 296,280
12,736,939
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 100,000 155,283
Personal Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 261,925
3.13%, 12/1/2049 100,000 102,773
364,698
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 273,971
4.38%, 8/17/2048 150,000 175,757
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022 200,000 207,772
2.90%, 7/26/2024 319,000 341,844
3.20%, 6/15/2026 200,000 219,138
3.40%, 7/26/2029 100,000 110,315
5.00%, 8/15/2045 190,000 246,319
4.25%, 10/26/2049 100,000 118,667
Eli Lilly & Co. ,
3.95%, 3/15/2049 100,000 114,191
Eli Lilly and Co. ,
2.25%, 5/15/2050 200,000 169,936
GlaxoSmithKline Capital plc ,
3.38%, 6/1/2029 250,000 273,270
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 185,164
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 371,421
3.63%, 3/3/2037 250,000 282,264
3.75%, 3/3/2047 100,000 114,841
Merck & Co., Inc. ,
3.40%, 3/7/2029 300,000 332,964
4.15%, 5/18/2043 100,000 118,396
4.00%, 3/7/2049 100,000 116,319
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 170,187
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 101,546
4.00%, 11/20/2045 100,000 117,031
2.75%, 8/14/2050 50,000 48,041
Pfizer, Inc. ,
3.00%, 12/15/2026 250,000 273,257
4.13%, 12/15/2046 200,000 235,093
Pharmacia LLC ,
6.60%, 12/1/2028(d) 123,000 163,146
Royalty Pharma plc ,
3.55%, 9/2/2050(b) 100,000 94,674
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Sanofi ,
3.63%, 6/19/2028 250,000 281,051
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 190,000 206,390
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 200,000 190,262
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 100,000 110,458
Viatris, Inc. ,
3.85%, 6/22/2040(b) 200,000 203,680
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 260,479
4.50%, 11/13/2025 115,000 130,796
4.70%, 2/1/2043 100,000 122,748
6,481,388
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 152,168
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 322,814
5.05%, 3/1/2041 350,000 443,401
Canadian National Railway
Co. ,
6.90%, 7/15/2028 168,000 221,800
6.20%, 6/1/2036 64,000 89,098
Canadian Pacific Railway Co. ,
4.80%, 8/1/2045 150,000 187,191
CSX Corp. ,
5.50%, 4/15/2041 100,000 131,607
3.95%, 5/1/2050 250,000 279,097
Kansas City Southern ,
4.20%, 11/15/2069 100,000 109,919
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 95,614
2.55%, 11/1/2029 50,000 51,481
4.45%, 6/15/2045 50,000 58,539
4.05%, 8/15/2052 132,000 147,253
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 47,321
2.90%, 12/1/2026 90,000 96,180
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 108,425
3.25%, 2/5/2050 250,000 248,767
3.95%, 8/15/2059 100,000 108,012
3.84%, 3/20/2060 25,000 26,670
2,773,189
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 70,974
4.35%, 4/1/2047 100,000 122,218
Broadcom, Inc. ,
4.15%, 11/15/2030 300,000 327,936
3.42%, 4/15/2033(b) 200,000 202,713

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
3.47%, 4/15/2034(b) 350,000 353,861
Intel Corp. ,
3.40%, 3/25/2025 100,000 109,480
3.70%, 7/29/2025 150,000 166,374
3.75%, 3/25/2027 100,000 112,308
2.45%, 11/15/2029 100,000 103,015
3.90%, 3/25/2030 200,000 227,918
4.10%, 5/11/2047 100,000 114,473
4.75%, 3/25/2050 150,000 190,107
KLA Corp. ,
4.65%, 11/1/2024 215,000 240,677
3.30%, 3/1/2050 50,000 49,798
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 160,470
1.90%, 6/15/2030 60,000 58,761
2.88%, 6/15/2050 55,000 52,900
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 281,004
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 107,715
NXP BV ,
4.30%, 6/18/2029(b) 150,000 169,966
QUALCOMM, Inc. ,
1.65%, 5/20/2032 200,000 186,715
4.65%, 5/20/2035 250,000 308,024
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 120,845
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 106,300
3,944,552
Software 0.6%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 75,875
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 259,188
2.40%, 8/8/2026 465,000 495,116
3.50%, 2/12/2035 65,000 73,485
3.45%, 8/8/2036 120,000 133,783
2.92%, 3/17/2052 430,000 429,693
2.68%, 6/1/2060 191,000 176,443
Oracle Corp. ,
2.40%, 9/15/2023 350,000 364,234
2.95%, 5/15/2025 150,000 160,203
2.65%, 7/15/2026 145,000 152,885
2.80%, 4/1/2027 400,000 424,021
3.25%, 11/15/2027 200,000 216,894
2.95%, 4/1/2030 200,000 207,046
3.25%, 5/15/2030 100,000 106,070
4.30%, 7/8/2034 150,000 169,990
3.60%, 4/1/2040 200,000 204,747
3.60%, 4/1/2050 275,000 271,197
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 68,504
3,989,374
Specialty Retail 0.3%
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 267,074
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc.,
3.25%, 4/15/2025 165,000 176,844
Home Depot, Inc. (The) ,
5.88%, 12/16/2036 25,000 34,665
4.40%, 3/15/2045 200,000 243,528
4.50%, 12/6/2048 100,000 125,250
3.13%, 12/15/2049 100,000 101,289
3.35%, 4/15/2050 100,000 105,543
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 200,000 221,077
3.00%, 10/15/2050 200,000 188,711
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 300,000 328,339
3.88%, 4/15/2030 100,000 112,558
1,904,878
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
1.70%, 9/11/2022 630,000 642,703
0.75%, 5/11/2023 500,000 504,852
3.45%, 5/6/2024 300,000 326,920
2.50%, 2/9/2025 170,000 181,022
2.45%, 8/4/2026 190,000 202,317
3.00%, 11/13/2027 100,000 109,390
1.65%, 5/11/2030 25,000 24,283
3.85%, 5/4/2043 250,000 287,223
4.38%, 5/13/2045 145,000 177,737
4.65%, 2/23/2046 230,000 293,781
3.85%, 8/4/2046 75,000 86,107
2.65%, 5/11/2050 100,000 92,842
Dell International LLC ,
8.35%, 7/15/2046(b) 150,000 235,078
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(d) 100,000 132,313
HP, Inc. ,
6.00%, 9/15/2041 100,000 130,976
3,427,544
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 106,471
3.38%, 11/1/2046 100,000 107,943
214,414
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
4.00%, 4/15/2024 250,000 273,581
Tobacco 0.3%
Altria Group, Inc. ,
3.40%, 5/6/2030 200,000 208,272
4.25%, 8/9/2042 100,000 101,266
3.88%, 9/16/2046 200,000 189,520
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 159,827
3.56%, 8/15/2027 200,000 213,071
4.39%, 8/15/2037 100,000 102,917
4.76%, 9/6/2049 50,000 50,648
3.98%, 9/25/2050 100,000 92,206

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
2.38%, 8/17/2022 200,000 205,435
4.13%, 3/4/2043 200,000 220,361
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 111,319
5.70%, 8/15/2035 75,000 87,724
1,742,566
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 256,469
3.63%, 12/1/2027 250,000 265,361
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 53,554
4.13%, 5/1/2024 100,000 106,310
GATX Corp. ,
4.00%, 6/30/2030 200,000 222,194
903,888
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 150,000 176,458
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
2.88%, 5/7/2030 200,000 206,828
6.38%, 3/1/2035 123,000 172,417
T-Mobile USA, Inc. ,
3.88%, 4/15/2030(b) 300,000 326,790
2.55%, 2/15/2031(b) 300,000 295,119
4.50%, 4/15/2050(b) 200,000 225,562
Vodafone Group plc ,
7.88%, 2/15/2030 144,000 203,405
4.88%, 6/19/2049 100,000 121,347
4.25%, 9/17/2050 140,000 155,674
1,707,142
Total Corporate Bonds
(cost $159,051,236)
168,985,459
Foreign Government Securities 1.9%
CANADA 0.3%
Export Development Canada ,
2.50%, 1/24/2023 500,000 519,802
Province of Alberta ,
2.95%, 1/23/2024 250,000 266,911
3.30%, 3/15/2028 100,000 111,049
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 113,500
Province of Ontario ,
1.13%, 10/7/2030 500,000 465,710
Province of Quebec ,
7.50%, 9/15/2029 200,000 285,734
1,762,706
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 0.0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 188,632
COLOMBIA 0.2%
Republic of Colombia ,
4.00%, 2/26/2024 250,000 266,502
4.50%, 3/15/2029 200,000 217,750
7.38%, 9/18/2037 100,000 132,664
5.00%, 6/15/2045 350,000 372,726
989,642
GERMANY 0.1%
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 425,924
HUNGARY 0.1%
Hungary Government Bond ,
5.75%, 11/22/2023 200,000 226,000
5.38%, 3/25/2024 500,000 566,870
792,870
INDONESIA 0.1%
Republic of Indonesia ,
3.85%, 10/15/2030 200,000 221,592
4.35%, 1/11/2048 250,000 275,496
497,088
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 264,165
4.13%, 1/17/2048 200,000 233,250
497,415
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 228,564
2.38%, 10/17/2024 200,000 208,299
2.88%, 10/17/2029 200,000 203,381
640,244
JAPAN 0.3%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,073,646
2.00%, 10/17/2029 500,000 510,955
1,584,601
MEXICO 0.1%
United Mexican States ,
5.55%, 1/21/2045 200,000 232,868
5.00%, 4/27/2051 300,000 327,150
5.75%, 10/12/2110 200,000 227,600
787,618
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 335,253

28 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA
Republic of Panama
(continued)
4.50%, 4/16/2050 200,000 221,046
556,299
PERU 0.1%
Republic of Peru ,
2.78%, 1/23/2031 200,000 200,000
2.78%, 12/1/2060 200,000 170,194
370,194
PHILIPPINES 0.1%
Republic of Philippines ,
7.75%, 1/14/2031 350,000 512,644
6.38%, 10/23/2034 250,000 348,630
861,274
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 273,450
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 373,605
Republic of Korea ,
5.63%, 11/3/2025 200,000 239,242
2.50%, 6/19/2029 200,000 210,136
822,983
SWEDEN 0.0%
†
Svensk Exportkredit AB ,
2.88%, 3/14/2023 200,000 209,582
URUGUAY 0.1%
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 300,000 376,104
Total Foreign Government Securities
(cost $11,095,660)
11,636,626
Mortgage-Backed Securities 27.1%
FHLMC Gold Pool
Pool# J01771
5.00%, 5/1/2021 104 104
Pool# G18122
5.00%, 6/1/2021 53 56
Pool# J03074
5.00%, 7/1/2021 15 16
Pool# C00351
8.00%, 7/1/2024 103 110
Pool# D60780
8.00%, 6/1/2025 348 359
Pool# G30267
5.00%, 8/1/2025 55,168 60,986
Pool# J18127
3.00%, 3/1/2027 89,524 94,482
Pool# J18702
3.00%, 3/1/2027 87,138 91,971
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 38,100 40,335
Pool# J20471
3.00%, 9/1/2027 173,801 183,491
Pool# D82854
7.00%, 10/1/2027 97 98
Pool# G14609
3.00%, 11/1/2027 236,672 249,808
Pool# C00566
7.50%, 12/1/2027 415 474
Pool# G15100
2.50%, 7/1/2028 78,320 82,330
Pool# C18271
7.00%, 11/1/2028 1,292 1,432
Pool# C00678
7.00%, 11/1/2028 493 565
Pool# C00836
7.00%, 7/1/2029 303 351
Pool# C31285
7.00%, 9/1/2029 616 689
Pool# C31282
7.00%, 9/1/2029 41 42
Pool# C37436
8.00%, 1/1/2030 804 946
Pool# C36429
7.00%, 2/1/2030 400 413
Pool# C36306
7.00%, 2/1/2030 394 410
Pool# C00921
7.50%, 2/1/2030 568 667
Pool# G01108
7.00%, 4/1/2030 202 231
Pool# C37703
7.50%, 4/1/2030 434 458
Pool# G18552
3.00%, 5/1/2030 398,650 421,131
Pool# J32257
3.00%, 7/1/2030 28,157 29,818
Pool# J32255
3.00%, 7/1/2030 22,222 23,510
Pool# C41561
8.00%, 8/1/2030 1,247 1,301
Pool# C01051
8.00%, 9/1/2030 1,038 1,236
Pool# C43550
7.00%, 10/1/2030 926 957
Pool# C44017
7.50%, 10/1/2030 291 296
Pool# C43967
8.00%, 10/1/2030 2,216 2,226
Pool# C44957
8.00%, 11/1/2030 567 580
Pool# C01106
7.00%, 12/1/2030 4,039 4,639
Pool# C01103
7.50%, 12/1/2030 454 538
Pool# C46932
7.50%, 1/1/2031 424 440
Pool# C01116
7.50%, 1/1/2031 370 437

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01217
7.00%, 3/1/2031 4,394 5,089
Pool# C48206
7.50%, 3/1/2031 1,124 1,129
Pool# C91366
4.50%, 4/1/2031 64,630 71,377
Pool# G18601
3.00%, 5/1/2031 22,227 23,477
Pool# G18605
3.00%, 6/1/2031 11,707 12,365
Pool# C91377
4.50%, 6/1/2031 34,765 38,402
Pool# C53324
7.00%, 6/1/2031 1,033 1,103
Pool# C01209
8.00%, 6/1/2031 217 221
Pool# C54792
7.00%, 7/1/2031 1,286 1,331
Pool# J35107
2.50%, 8/1/2031 31,279 32,923
Pool# G01309
7.00%, 8/1/2031 687 789
Pool# G01311
7.00%, 9/1/2031 4,737 5,448
Pool# C01222
7.00%, 9/1/2031 587 692
Pool# G01315
7.00%, 9/1/2031 161 186
Pool# J35522
2.50%, 10/1/2031 139,208 145,536
Pool# C58694
7.00%, 10/1/2031 2,853 3,131
Pool# C60012
7.00%, 11/1/2031 464 480
Pool# C61298
8.00%, 11/1/2031 1,645 1,691
Pool# J35957
2.50%, 12/1/2031 247,523 258,776
Pool# C61105
7.00%, 12/1/2031 3,530 3,826
Pool# C01305
7.50%, 12/1/2031 468 528
Pool# C63171
7.00%, 1/1/2032 3,391 3,877
Pool# V61548
2.50%, 2/1/2032 265,600 280,063
Pool# G01391
7.00%, 4/1/2032 8,077 9,354
Pool# C01345
7.00%, 4/1/2032 2,676 3,177
Pool# C01370
8.00%, 4/1/2032 677 778
Pool# G16285
3.50%, 5/1/2032 19,917 21,539
Pool# C01381
8.00%, 5/1/2032 7,720 9,093
Pool# C68290
7.00%, 6/1/2032 1,549 1,698
Pool# C68300
7.00%, 6/1/2032 655 657
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01449
7.00%, 7/1/2032 5,113 5,900
Pool# C69908
7.00%, 8/1/2032 16,107 18,337
Pool# C91558
3.50%, 9/1/2032 73,222 79,763
Pool# G16407
2.50%, 1/1/2033 99,652 105,232
Pool# G16408
2.50%, 1/1/2033 56,922 60,015
Pool# G01536
7.00%, 3/1/2033 6,555 7,695
Pool# G30646
3.00%, 5/1/2033 118,567 125,786
Pool# G30642
3.00%, 5/1/2033 60,045 63,686
Pool# K90535
3.00%, 5/1/2033 24,435 26,023
Pool# A16419
6.50%, 11/1/2033 10,201 11,465
Pool# A16522
6.50%, 12/1/2033 13,760 15,965
Pool# C01806
7.00%, 1/1/2034 8,147 8,676
Pool# A21356
6.50%, 4/1/2034 32,358 37,458
Pool# C01851
6.50%, 4/1/2034 16,501 19,349
Pool# A24301
6.50%, 5/1/2034 18,832 21,165
Pool# A22067
6.50%, 5/1/2034 16,675 19,457
Pool# A24988
6.50%, 7/1/2034 7,520 8,452
Pool# G01741
6.50%, 10/1/2034 5,777 6,619
Pool# G08023
6.50%, 11/1/2034 12,270 14,578
Pool# A33137
6.50%, 1/1/2035 2,559 2,876
Pool# G08064
6.50%, 4/1/2035 6,013 7,141
Pool# G01947
7.00%, 5/1/2035 5,764 6,699
Pool# G08088
6.50%, 10/1/2035 58,381 69,164
Pool# A39759
5.50%, 11/1/2035 4,845 5,575
Pool# A40376
5.50%, 12/1/2035 2,725 3,143
Pool# A42305
5.50%, 1/1/2036 5,868 6,664
Pool# A41548
7.00%, 1/1/2036 8,037 8,434
Pool# G08111
5.50%, 2/1/2036 14,953 17,409
Pool# A43886
5.50%, 3/1/2036 213,710 246,775
Pool# A43861
5.50%, 3/1/2036 33,069 37,156

30 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08116
5.50%, 3/1/2036 16,575 19,297
Pool# A43534
6.50%, 3/1/2036 1,460 1,641
Pool# A48735
5.50%, 5/1/2036 4,855 5,438
Pool# G08136
6.50%, 6/1/2036 6,696 7,910
Pool# A53039
6.50%, 10/1/2036 31,171 35,032
Pool# C91982
3.50%, 3/1/2038 71,580 76,530
Pool# G04251
6.50%, 4/1/2038 3,507 4,095
Pool# G04569
6.50%, 8/1/2038 4,282 4,882
Pool# C92013
3.50%, 9/1/2038 134,849 144,142
Pool# A84252
6.50%, 1/1/2039 17,951 20,675
Pool# A84287
6.50%, 1/1/2039 7,762 9,067
Pool# G05535
4.50%, 7/1/2039 441,527 496,191
Pool# G60342
4.50%, 5/1/2042 97,364 109,236
Pool# G60195
4.00%, 6/1/2042 233,070 257,153
Pool# G07158
3.50%, 10/1/2042 116,306 126,174
Pool# Q12051
3.50%, 10/1/2042 90,526 98,645
Pool# G07163
3.50%, 10/1/2042 82,717 90,128
Pool# Q11532
3.50%, 10/1/2042 68,019 74,518
Pool# Q12052
3.50%, 10/1/2042 40,561 44,324
Pool# C09020
3.50%, 11/1/2042 346,044 378,145
Pool# G07264
3.50%, 12/1/2042 147,390 160,595
Pool# Q14881
3.50%, 1/1/2043 35,796 39,214
Pool# Q14292
3.50%, 1/1/2043 35,272 38,648
Pool# V80002
2.50%, 4/1/2043 214,914 225,200
Pool# Q16915
3.00%, 4/1/2043 402,500 430,573
Pool# Q17675
3.50%, 4/1/2043 181,308 198,645
Pool# Q18523
3.50%, 5/1/2043 352,881 385,271
Pool# Q18751
3.50%, 6/1/2043 523,672 571,953
Pool# G07410
3.50%, 7/1/2043 71,227 78,049
Pool# Q20332
3.50%, 7/1/2043 14,415 15,751
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07459
3.50%, 8/1/2043 297,337 324,898
Pool# Q26869
4.00%, 6/1/2044 427,633 471,282
Pool# G07946
4.00%, 7/1/2044 78,907 87,509
Pool# Q28607
3.50%, 9/1/2044 77,673 84,712
Pool# G61231
3.50%, 9/1/2044 13,731 14,953
Pool# G08609
3.50%, 10/1/2044 34,011 36,858
Pool# Q30833
4.00%, 1/1/2045 7,080 7,774
Pool# G60400
4.50%, 1/1/2045 71,998 80,186
Pool# Q34165
4.00%, 6/1/2045 168,297 185,707
Pool# V81873
4.00%, 8/1/2045 17,416 19,065
Pool# G08669
4.00%, 9/1/2045 93,396 102,167
Pool# Q38357
4.00%, 1/1/2046 6,927 7,559
Pool# G61365
4.50%, 1/1/2046 73,682 81,774
Pool# G08697
3.00%, 3/1/2046 125,911 132,837
Pool# Q39440
4.00%, 3/1/2046 6,290 6,861
Pool# G08704
4.50%, 4/1/2046 14,591 16,166
Pool# Q40097
4.50%, 4/1/2046 1,319 1,442
Pool# G60582
3.50%, 5/1/2046 88,607 96,161
Pool# Q40718
3.50%, 5/1/2046 25,297 27,288
Pool# G08707
4.00%, 5/1/2046 116,470 126,898
Pool# G08708
4.50%, 5/1/2046 10,205 11,260
Pool# Q40728
4.50%, 5/1/2046 1,196 1,307
Pool# Q41548
3.00%, 7/1/2046 20,411 21,608
Pool# Q41903
3.50%, 7/1/2046 139,341 150,210
Pool# Q41491
3.50%, 7/1/2046 13,626 14,646
Pool# Q41935
3.50%, 7/1/2046 10,838 11,786
Pool# G61791
4.00%, 7/1/2046 13,409 14,781
Pool# Q41947
4.50%, 7/1/2046 5,702 6,335
Pool# G08715
3.00%, 8/1/2046 174,821 185,008
Pool# Q42596
3.50%, 8/1/2046 121,083 130,762

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42393
3.50%, 8/1/2046 21,039 22,544
Pool# Q42203
3.50%, 8/1/2046 18,173 19,594
Pool# G61323
3.00%, 9/1/2046 200,385 214,194
Pool# G08721
3.00%, 9/1/2046 130,821 138,406
Pool# V82617
3.50%, 9/1/2046 89,600 97,051
Pool# G08722
3.50%, 9/1/2046 20,166 21,768
Pool# G60733
4.50%, 9/1/2046 32,923 36,714
Pool# G60722
3.00%, 10/1/2046 311,775 331,435
Pool# Q44035
3.00%, 10/1/2046 163,962 173,427
Pool# G61815
4.00%, 10/1/2046 10,445 11,417
Pool# G61257
3.00%, 11/1/2046 326,774 344,687
Pool# Q44452
3.00%, 11/1/2046 71,243 75,235
Pool# G08732
3.00%, 11/1/2046 20,897 22,234
Pool# Q44473
3.50%, 11/1/2046 17,708 18,981
Pool# Q44223
3.50%, 11/1/2046 11,476 12,309
Pool# G08734
4.00%, 11/1/2046 182,041 198,162
Pool# G08737
3.00%, 12/1/2046 889,438 940,695
Pool# G60989
3.00%, 12/1/2046 122,582 130,174
Pool# Q45878
3.00%, 12/1/2046 25,843 27,286
Pool# Q45024
3.50%, 12/1/2046 51,390 56,025
Pool# G61862
3.50%, 12/1/2046 22,353 24,145
Pool# G08741
3.00%, 1/1/2047 180,719 192,090
Pool# G08747
3.00%, 2/1/2047 298,793 317,851
Pool# G08748
3.50%, 2/1/2047 31,807 34,180
Pool# G08749
4.00%, 2/1/2047 264,266 286,564
Pool# G08751
3.50%, 3/1/2047 137,885 147,694
Pool# Q47592
3.50%, 4/1/2047 52,832 56,558
Pool# Q47484
3.50%, 4/1/2047 30,053 32,308
Pool# G60988
3.00%, 5/1/2047 680,437 723,481
Pool# Q48098
3.50%, 5/1/2047 121,546 130,699
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61390
3.00%, 6/1/2047 228,814 242,465
Pool# V83270
3.50%, 7/1/2047 44,502 47,603
Pool# G08770
3.50%, 7/1/2047 41,152 44,170
Pool# G61339
3.00%, 8/1/2047 68,017 71,863
Pool# G08774
3.50%, 8/1/2047 66,694 71,353
Pool# Q49917
3.50%, 8/1/2047 36,034 38,550
Pool# Q53085
3.00%, 9/1/2047 49,140 52,122
Pool# G61295
3.50%, 9/1/2047 127,266 138,683
Pool# G08779
3.50%, 9/1/2047 112,601 120,451
Pool# G61622
3.00%, 10/1/2047 157,868 167,006
Pool# G08785
4.00%, 10/1/2047 8,053 8,705
Pool# Q52075
4.00%, 11/1/2047 143,130 154,688
Pool# V83598
3.50%, 12/1/2047 41,712 44,607
Pool# G67707
3.50%, 1/1/2048 149,216 163,197
Pool# G61311
3.50%, 2/1/2048 182,917 195,743
Pool# T65458
3.50%, 2/1/2048 158,098 165,759
Pool# G08800
3.50%, 2/1/2048 18,731 20,043
Pool# Q54460
4.00%, 2/1/2048 106,220 117,189
Pool# G08801
4.00%, 2/1/2048 56,702 61,086
Pool# G61298
4.00%, 2/1/2048 13,708 14,979
Pool# G61929
3.50%, 3/1/2048 51,243 54,774
Pool# Q54727
3.50%, 3/1/2048 45,824 49,049
Pool# Q55401
5.00%, 4/1/2048 12,423 13,860
Pool# V84237
3.50%, 5/1/2048 163,266 174,160
Pool# G08820
4.50%, 5/1/2048 192,202 210,274
Pool# G67713
4.00%, 6/1/2048 23,770 26,117
Pool# G67712
4.00%, 6/1/2048 14,950 16,550
Pool# G08817
4.00%, 6/1/2048 12,841 13,795
Pool# G08827
4.50%, 7/1/2048 102,652 112,001
Pool# Q57401
4.50%, 7/1/2048 31,047 34,236

32 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q57402
4.50%, 7/1/2048 13,046 14,315
Pool# G08831
4.00%, 8/1/2048 109,014 117,207
Pool# G67716
4.50%, 10/1/2048 96,677 107,509
Pool# G08843
4.50%, 10/1/2048 27,893 30,461
Pool# V85044
4.00%, 12/1/2048 45,381 49,385
Pool# G61846
4.00%, 1/1/2049 214 230
Pool# V85139
4.50%, 1/1/2049 13,344 14,545
Pool# V85279
3.50%, 4/1/2049 39,134 42,197
FHLMC Non Gold Pool
Pool# 1B8478
2.75%, 7/1/2041(a) 41,175 43,596
Pool# 2B0108
2.32%, 1/1/2042(a) 1,977 2,001
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 551,384 581,008
Pool# SB0218
3.00%, 10/1/2033 68,743 72,460
Pool# SB0095
3.50%, 7/1/2034 98,913 106,896
Pool# SB8500
2.50%, 7/1/2035 357,986 378,674
Pool# RC1826
2.00%, 2/1/2036 325,289 336,153
Pool# RC1887
2.00%, 3/1/2036 495,604 513,589
Pool# QA2226
3.00%, 7/1/2046 409,072 431,385
Pool# ZS4688
3.00%, 11/1/2046 153,746 163,524
Pool# ZS4693
3.00%, 12/1/2046 581,734 615,032
Pool# ZM2339
3.50%, 1/1/2047 97,298 104,113
Pool# ZS4746
3.00%, 12/1/2047 475,126 498,602
Pool# ZA6139
4.50%, 12/1/2048 104,221 113,583
Pool# ZA6536
4.00%, 3/1/2049 25,252 27,123
Pool# ZA6380
4.00%, 3/1/2049 22,783 24,468
Pool# RA1859
3.00%, 12/1/2049 345,060 361,948
Pool# QA8965
3.00%, 4/1/2050 362,535 380,486
Pool# RA2579
3.00%, 5/1/2050 129,569 138,039
Pool# RA2621
4.00%, 5/1/2050 108,575 116,475
Pool# RA3022
2.50%, 6/1/2050 266,744 277,165
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7521
2.50%, 7/1/2050 733,205 768,811
Pool# SD7523
2.50%, 8/1/2050 349,560 365,537
Pool# RA3382
3.00%, 8/1/2050 269,923 287,639
Pool# SD0514
2.00%, 10/1/2050 271,146 274,978
Pool# RA3723
2.00%, 10/1/2050 147,279 148,830
Pool# RA3935
2.50%, 11/1/2050 579,394 602,578
Pool# RA3932
2.50%, 11/1/2050 311,511 326,961
Pool# RA3987
2.50%, 11/1/2050 195,052 202,625
Pool# RA3934
2.50%, 11/1/2050 170,594 178,105
Pool# RA4411
2.50%, 1/1/2051 941,682 979,186
Pool# RA4351
2.50%, 1/1/2051 343,702 357,755
Pool# RA4410
2.50%, 1/1/2051 273,559 285,622
Pool# RA4652
2.00%, 2/1/2051 1,589,698 1,608,386
Pool# RA4493
2.00%, 2/1/2051 963,564 973,696
Pool# QB9104
2.00%, 2/1/2051 423,215 427,666
Pool# RA4737
2.00%, 3/1/2051 1,236,751 1,250,523
Pool# RA4718
2.00%, 3/1/2051 722,347 729,944
Pool# RA4727
2.00%, 3/1/2051 373,615 378,369
Pool# SD8140
2.00%, 4/1/2051 1,725,206 1,743,348
Pool# SD8146
2.00%, 5/1/2051 3,808,000 3,848,047
FNMA Pool
Pool# AC9890
1.96%, 4/1/2040(a) 251,605 264,355
Pool# AJ1249
2.32%, 9/1/2041(a) 42,520 44,900
Pool# AL1437
2.15%, 1/1/2042(a) 13,733 14,477
Pool# AK0714
2.18%, 2/1/2042(a) 2,151 2,199
Pool# AP1961
2.69%, 8/1/2042(a) 25,266 26,591
Pool# BF0203
3.00%, 2/1/2047 281,481 298,667
Pool# BF0206
4.00%, 2/1/2047 56,265 59,819
Pool# BF0200
3.50%, 11/1/2051 293,283 322,105
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 30,027 31,504

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 20,449 21,793
Pool# 935348
5.50%, 6/1/2024 5,431 5,475
Pool# AC1374
4.00%, 8/1/2024 26,394 28,131
Pool# AC1529
4.50%, 9/1/2024 13,360 14,045
Pool# AD0244
4.50%, 10/1/2024 10,184 10,729
Pool# AD4089
4.50%, 5/1/2025 126,886 134,999
Pool# 890216
4.50%, 7/1/2025 18,591 19,701
Pool# AH1361
3.50%, 12/1/2025 68,985 73,803
Pool# AH1518
3.50%, 12/1/2025 33,421 35,760
Pool# AE6384
4.00%, 1/1/2026 6,155 6,577
Pool# AL0298
4.00%, 5/1/2026 105,907 113,280
Pool# AP4746
3.00%, 8/1/2027 59,464 63,033
Pool# AP4640
3.00%, 9/1/2027 45,469 48,193
Pool# AQ5096
3.00%, 11/1/2027 84,684 89,760
Pool# AB6887
3.00%, 11/1/2027 65,609 69,539
Pool# AQ4532
3.00%, 11/1/2027 62,504 66,252
Pool# AQ3758
3.00%, 11/1/2027 44,347 47,007
Pool# AQ7406
3.00%, 11/1/2027 42,281 44,804
Pool# AB6886
3.00%, 11/1/2027 31,769 33,691
Pool# AQ2884
3.00%, 12/1/2027 36,060 38,222
Pool# AS0487
2.50%, 9/1/2028 169,129 177,783
Pool# 930998
4.50%, 4/1/2029 16,101 17,529
Pool# MA0243
5.00%, 11/1/2029 11,583 12,936
Pool# BM1507
2.50%, 12/1/2029 59,712 62,538
Pool# AL8077
3.50%, 12/1/2029 12,571 13,590
Pool# MA0268
5.00%, 12/1/2029 10,038 11,209
Pool# AX7727
2.50%, 3/1/2030 234,589 245,891
Pool# AD5655
5.00%, 5/1/2030 24,776 27,663
Pool# MA0443
5.00%, 5/1/2030 13,401 14,967
Pool# AB1038
5.00%, 5/1/2030 9,303 10,426
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5412
2.50%, 7/1/2030 35,819 37,562
Pool# AS5420
3.00%, 7/1/2030 53,741 56,883
Pool# AS5702
2.50%, 8/1/2030 258,665 271,052
Pool# AY8448
3.00%, 8/1/2030 187,392 197,887
Pool# AZ2953
3.00%, 9/1/2030 207,312 218,897
Pool# AZ5718
3.00%, 9/1/2030 165,526 174,529
Pool# MA0559
5.00%, 9/1/2030 5,391 6,122
Pool# AS6060
3.00%, 10/1/2030 205,155 216,497
Pool# AZ9234
3.50%, 10/1/2030 11,922 12,827
Pool# AS6272
2.50%, 12/1/2030 50,988 53,468
Pool# AH1515
4.00%, 12/1/2030 203,546 220,596
Pool# AD0716
6.50%, 12/1/2030 141,849 161,653
Pool# BA6532
2.50%, 1/1/2031 43,029 45,089
Pool# BM5016
3.00%, 1/1/2031 167,837 177,918
Pool# MA0641
4.00%, 2/1/2031 204,799 221,968
Pool# 560868
7.50%, 2/1/2031 435 441
Pool# BC0774
3.00%, 3/1/2031 41,710 44,315
Pool# AS6919
3.50%, 3/1/2031 34,813 37,658
Pool# BC5968
2.50%, 4/1/2031 51,827 54,160
Pool# BC4430
3.00%, 4/1/2031 14,965 15,818
Pool# AL8566
3.00%, 6/1/2031 54,086 57,366
Pool# AL8565
3.00%, 6/1/2031 46,541 49,450
Pool# AL8561
3.50%, 6/1/2031 34,399 37,567
Pool# AS8028
2.50%, 9/1/2031 151,886 158,738
Pool# MA2775
2.50%, 10/1/2031 313,947 328,108
Pool# AS8038
2.50%, 10/1/2031 168,088 175,668
Pool# BC4777
2.50%, 10/1/2031 113,305 118,417
Pool# AS8612
3.00%, 10/1/2031 54,970 58,019
Pool# 607212
7.50%, 10/1/2031 2,307 2,376
Pool# 607632
6.50%, 11/1/2031 38 42

34 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2830
2.50%, 12/1/2031 120,808 126,260
Pool# BM3814
2.50%, 12/1/2031 81,296 85,000
Pool# AS8609
3.00%, 1/1/2032 70,643 74,773
Pool# AL9786
3.00%, 1/1/2032 47,036 50,113
Pool# AL9585
3.50%, 1/1/2032 17,695 19,330
Pool# BM4624
3.00%, 2/1/2032 60,645 64,495
Pool# AS8767
3.00%, 2/1/2032 53,605 57,008
Pool# AL9740
3.00%, 2/1/2032 28,958 30,803
Pool# AL9871
3.00%, 2/1/2032 23,831 25,385
Pool# BM1007
2.50%, 3/1/2032 142,708 149,069
Pool# AL9899
3.00%, 3/1/2032 91,530 97,392
Pool# BM3269
2.50%, 4/1/2032 130,913 136,679
Pool# MA1029
3.50%, 4/1/2032 174,590 190,412
Pool# AS9695
3.50%, 5/1/2032 73,799 79,921
Pool# BM4088
3.00%, 6/1/2032 53,355 56,317
Pool# 890786
3.50%, 6/1/2032 60,780 66,492
Pool# MA1107
3.50%, 7/1/2032 49,758 53,637
Pool# BH6610
3.50%, 7/1/2032 16,766 18,138
Pool# BM1669
3.00%, 8/1/2032 29,070 31,055
Pool# BH5355
3.50%, 8/1/2032 19,200 20,616
Pool# MA1166
3.50%, 9/1/2032 273,986 297,021
Pool# BM5167
3.50%, 9/1/2032 13,981 15,086
Pool# CA0586
2.50%, 10/1/2032 13,442 14,191
Pool# BH9391
3.50%, 10/1/2032 15,843 17,220
Pool# BM3389
3.00%, 11/1/2032 59,846 63,891
Pool# BM3977
3.00%, 12/1/2032 116,082 123,163
Pool# CA0951
3.00%, 12/1/2032 75,734 80,255
Pool# FM1661
2.50%, 1/1/2033 335,846 351,708
Pool# BM4338
2.50%, 1/1/2033 132,291 138,117
Pool# BM3919
3.00%, 2/1/2033 27,872 29,770
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 656559
6.50%, 2/1/2033 10,184 11,441
Pool# 694846
6.50%, 4/1/2033 4,825 5,439
Pool# AB9402
3.00%, 5/1/2033 148,192 157,792
Pool# AB9403
3.00%, 5/1/2033 58,339 61,849
Pool# AB9300
3.00%, 5/1/2033 52,352 55,789
Pool# MA3372
4.00%, 5/1/2033 25,546 27,335
Pool# 254767
5.50%, 6/1/2033 347,113 402,187
Pool# MA1527
3.00%, 8/1/2033 280,143 298,430
Pool# 750229
6.50%, 10/1/2033 15,524 17,443
Pool# 725228
6.00%, 3/1/2034 373,608 438,484
Pool# 788027
6.50%, 9/1/2034 15,705 17,645
Pool# 735141
5.50%, 1/1/2035 204,794 238,186
Pool# 735227
5.50%, 2/1/2035 220,927 256,899
Pool# FM5474
2.50%, 10/1/2035 465,015 486,028
Pool# FM4900
2.00%, 12/1/2035 81,714 84,497
Pool# CA8789
2.00%, 2/1/2036 468,192 483,874
Pool# CA9141
2.00%, 2/1/2036 445,170 462,007
Pool# CA9145
2.00%, 2/1/2036 406,475 420,086
Pool# FM5571
2.00%, 2/1/2036 247,320 256,654
Pool# CA9475
2.00%, 3/1/2036 119,430 123,437
Pool# CB0262
2.00%, 4/1/2036 2,425,000 2,506,428
Pool# AL4260
5.50%, 9/1/2036 29,675 34,329
Pool# 310104
5.50%, 8/1/2037 216,452 251,202
Pool# 955194
7.00%, 11/1/2037 84,958 101,046
Pool# MA3464
3.50%, 9/1/2038 73,116 78,070
Pool# AB1735
3.50%, 11/1/2040 5,183 5,521
Pool# AB2067
3.50%, 1/1/2041 239,669 261,625
Pool# AB2068
3.50%, 1/1/2041 127,083 138,361
Pool# 932888
3.50%, 1/1/2041 92,581 101,955
Pool# 932891
3.50%, 1/1/2041 16,446 18,042

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6521
5.00%, 4/1/2041 516,911 597,055
Pool# AL5863
4.50%, 6/1/2041 335,448 373,404
Pool# AI9920
4.00%, 9/1/2041 7,865 8,476
Pool# AI9851
4.50%, 9/1/2041 31,414 35,046
Pool# AL0761
5.00%, 9/1/2041 382,524 441,857
Pool# AJ5431
4.50%, 10/1/2041 103,214 116,990
Pool# AL0933
5.00%, 10/1/2041 68,857 79,537
Pool# AJ4861
4.00%, 12/1/2041 125,712 139,347
Pool# AX5316
4.50%, 1/1/2042 11,766 13,206
Pool# AL2499
4.50%, 1/1/2042 4,996 5,571
Pool# AX5297
5.00%, 1/1/2042 16,333 18,866
Pool# AW8167
3.50%, 2/1/2042 283,696 308,927
Pool# AB5185
3.50%, 5/1/2042 232,716 254,930
Pool# AO3575
4.50%, 5/1/2042 47,659 52,217
Pool# 890621
5.00%, 5/1/2042 45,634 52,712
Pool# AO4647
3.50%, 6/1/2042 414,357 453,916
Pool# AP2092
4.50%, 8/1/2042 31,335 34,295
Pool# AP6579
3.50%, 9/1/2042 467,327 511,546
Pool# AP7489
4.00%, 9/1/2042 318,638 353,269
Pool# AP6756
4.00%, 9/1/2042 7,190 7,758
Pool# AL2782
4.50%, 9/1/2042 48,962 55,092
Pool# AB6786
3.50%, 11/1/2042 202,960 221,088
Pool# AL2677
3.50%, 11/1/2042 120,505 132,007
Pool# MA1273
3.50%, 12/1/2042 168,117 183,132
Pool# AR4210
3.50%, 1/1/2043 141,227 154,229
Pool# AR8213
3.50%, 4/1/2043 158,226 173,277
Pool# AB9238
3.00%, 5/1/2043 473,027 505,818
Pool# AB9237
3.00%, 5/1/2043 358,040 382,861
Pool# AB9236
3.00%, 5/1/2043 79,328 84,895
Pool# AB9362
3.50%, 5/1/2043 336,629 368,738
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT4145
3.00%, 6/1/2043 177,740 190,062
Pool# AB9814
3.00%, 7/1/2043 449,880 481,067
Pool# AS0203
3.00%, 8/1/2043 213,323 228,111
Pool# AS0255
4.50%, 8/1/2043 131,901 148,326
Pool# AS0516
3.00%, 9/1/2043 179,195 191,013
Pool# AL6951
3.50%, 10/1/2043 248,733 271,464
Pool# BM4222
3.00%, 1/1/2044 252,300 269,559
Pool# AW1006
4.00%, 5/1/2044 101,526 112,660
Pool# AL7767
4.50%, 6/1/2044 6,970 7,761
Pool# AS3161
4.00%, 8/1/2044 232,918 256,875
Pool# BM4650
3.00%, 10/1/2044 455,767 487,025
Pool# CA0688
3.50%, 10/1/2044 140,188 152,632
Pool# BC5090
4.00%, 10/1/2044 28,122 30,877
Pool# AS3946
4.00%, 12/1/2044 348,404 386,226
Pool# AL8303
3.00%, 1/1/2045 81,641 87,222
Pool# BM4384
4.00%, 1/1/2045 91,309 100,508
Pool# BM3611
4.00%, 1/1/2045 54,133 59,401
Pool# BM3804
3.50%, 2/1/2045 27,822 30,364
Pool# AL9555
4.00%, 2/1/2045 760,808 834,303
Pool# AX9524
4.00%, 2/1/2045 299,050 331,830
Pool# AS4418
4.00%, 2/1/2045 205,182 227,670
Pool# AS4375
4.00%, 2/1/2045 147,589 163,766
Pool# AL6889
4.50%, 2/1/2045 56,764 63,979
Pool# BM3931
3.00%, 3/1/2045 55,354 58,910
Pool# AY1312
3.50%, 3/1/2045 578,452 630,381
Pool# AS4578
4.00%, 3/1/2045 98,181 108,943
Pool# BM3664
3.00%, 5/1/2045 257,538 275,160
Pool# AS4921
3.50%, 5/1/2045 379,803 412,965
Pool# AS5012
4.00%, 5/1/2045 398,029 441,656
Pool# BM5562
4.00%, 6/1/2045 84,635 93,742

36 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL7207
4.50%, 8/1/2045 68,468 76,912
Pool# AZ2947
4.00%, 9/1/2045 172,802 189,905
Pool# BA2164
3.00%, 11/1/2045 55,536 58,970
Pool# AS6213
4.00%, 11/1/2045 11,744 12,808
Pool# AS6311
3.50%, 12/1/2045 373,661 403,959
Pool# BC0326
3.50%, 12/1/2045 88,324 95,481
Pool# AS6362
4.50%, 12/1/2045 12,745 14,087
Pool# AS6474
3.50%, 1/1/2046 97,484 106,738
Pool# AS6539
3.50%, 1/1/2046 90,000 98,562
Pool# AL9849
3.50%, 1/1/2046 82,263 89,539
Pool# AS6527
4.00%, 1/1/2046 60,887 66,446
Pool# BC2667
4.00%, 2/1/2046 17,831 19,454
Pool# AL9781
4.50%, 2/1/2046 110,357 123,352
Pool# BM4621
3.50%, 3/1/2046 63,145 68,722
Pool# BA6972
4.00%, 3/1/2046 24,127 26,352
Pool# BC0823
3.50%, 4/1/2046 83,998 90,456
Pool# AS7026
4.00%, 4/1/2046 80,575 87,752
Pool# AS7251
4.00%, 5/1/2046 136,476 148,542
Pool# AL8833
4.00%, 6/1/2046 106,040 117,562
Pool# AS7545
3.50%, 7/1/2046 122,575 131,641
Pool# AL8824
3.50%, 7/1/2046 64,539 70,677
Pool# BC1452
4.00%, 7/1/2046 476,144 518,279
Pool# MA2705
3.00%, 8/1/2046 253,322 267,987
Pool# BC1489
3.00%, 8/1/2046 31,935 34,054
Pool# BD4890
3.50%, 8/1/2046 292,056 314,094
Pool# AS7760
4.00%, 8/1/2046 110,439 120,937
Pool# AS7648
4.00%, 8/1/2046 51,029 55,375
Pool# AS7795
4.00%, 8/1/2046 47,549 51,656
Pool# BD3911
4.00%, 8/1/2046 11,600 12,654
Pool# BD3923
4.00%, 8/1/2046 10,865 11,845
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7770
4.50%, 8/1/2046 10,094 11,121
Pool# AL8947
3.50%, 9/1/2046 18,979 20,672
Pool# AS8185
3.00%, 10/1/2046 440,493 465,148
Pool# AL9263
3.00%, 10/1/2046 66,542 70,698
Pool# BM3932
3.50%, 10/1/2046 95,846 103,302
Pool# AL9234
3.50%, 10/1/2046 36,800 40,335
Pool# FM1871
4.00%, 10/1/2046 70,909 78,175
Pool# BC4766
4.50%, 10/1/2046 18,251 20,257
Pool# AS8154
4.50%, 10/1/2046 9,492 10,447
Pool# FM1368
3.00%, 11/1/2046 732,509 774,260
Pool# BC9003
3.00%, 11/1/2046 74,822 79,532
Pool# MA2806
3.00%, 11/1/2046 56,429 59,954
Pool# AS8369
3.50%, 11/1/2046 316,723 342,437
Pool# BE5067
3.50%, 11/1/2046 215,816 233,445
Pool# BE5038
4.00%, 11/1/2046 17,713 19,734
Pool# AS8483
3.00%, 12/1/2046 361,510 383,608
Pool# BC9067
3.00%, 12/1/2046 93,765 99,449
Pool# AS8488
3.00%, 12/1/2046 92,718 98,614
Pool# AS8509
3.00%, 12/1/2046 19,958 21,282
Pool# BM1121
3.50%, 12/1/2046 315,663 343,880
Pool# AS8572
3.50%, 12/1/2046 218,756 234,680
Pool# AS8417
3.50%, 12/1/2046 89,961 96,416
Pool# AS8492
3.50%, 12/1/2046 78,969 86,556
Pool# AS8650
3.00%, 1/1/2047 499,657 527,655
Pool# AL9697
3.00%, 1/1/2047 238,444 253,616
Pool# AS8647
3.00%, 1/1/2047 169,519 180,300
Pool# BE5775
3.00%, 1/1/2047 133,242 141,239
Pool# BM3204
3.50%, 1/1/2047 137,645 150,762
Pool# AS8692
3.50%, 1/1/2047 112,463 120,497
Pool# AL9774
3.50%, 1/1/2047 50,579 55,656

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD2440
3.50%, 1/1/2047 33,832 36,285
Pool# BE7115
4.50%, 1/1/2047 5,691 6,311
Pool# BM3688
3.50%, 2/1/2047 203,610 219,676
Pool# BD5046
3.50%, 2/1/2047 32,986 35,324
Pool# AL9859
3.00%, 3/1/2047 303,826 322,403
Pool# AL9848
3.00%, 3/1/2047 183,258 193,587
Pool# AS8966
4.00%, 3/1/2047 20,485 22,167
Pool# AS8979
4.50%, 3/1/2047 25,429 28,171
Pool# BM3707
2.50%, 4/1/2047 59,838 62,325
Pool# AS9463
3.50%, 4/1/2047 214,856 233,225
Pool# AS9451
3.50%, 4/1/2047 108,851 116,312
Pool# BD7122
4.00%, 4/1/2047 210,949 228,378
Pool# AS9467
4.00%, 4/1/2047 9,726 10,606
Pool# AS9470
4.50%, 4/1/2047 84,911 93,900
Pool# BH0304
4.50%, 4/1/2047 6,649 7,295
Pool# AS9562
3.00%, 5/1/2047 36,668 38,737
Pool# BM3237
3.50%, 5/1/2047 147,154 159,789
Pool# AS9577
3.50%, 5/1/2047 126,804 137,545
Pool# AS9586
4.00%, 5/1/2047 607,799 666,106
Pool# BM1268
4.00%, 5/1/2047 182,425 199,681
Pool# BE3670
3.50%, 6/1/2047 176,444 188,728
Pool# AS9794
3.50%, 6/1/2047 116,499 127,039
Pool# BM3549
4.00%, 6/1/2047 134,321 146,078
Pool# BE3702
4.00%, 6/1/2047 66,233 71,662
Pool# BM1295
4.50%, 6/1/2047 88,579 98,030
Pool# BE9624
4.50%, 6/1/2047 40,480 44,413
Pool# BM3801
3.00%, 7/1/2047 164,248 173,489
Pool# BM1551
3.50%, 7/1/2047 169,843 184,804
Pool# AS9909
3.50%, 7/1/2047 86,285 93,624
Pool# AS9973
4.00%, 7/1/2047 7,266 7,826
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 890673
3.00%, 8/1/2047 135,242 142,930
Pool# MA3087
3.50%, 8/1/2047 191,035 204,245
Pool# BM1658
3.50%, 8/1/2047 149,219 161,594
Pool# CA0240
3.50%, 8/1/2047 100,114 106,632
Pool# BH7375
3.50%, 8/1/2047 57,280 61,290
Pool# CA0123
4.00%, 8/1/2047 193,890 213,021
Pool# BH2597
4.00%, 8/1/2047 90,195 97,418
Pool# CA0133
4.00%, 8/1/2047 34,089 36,814
Pool# CA0407
3.50%, 9/1/2047 151,430 161,791
Pool# MA3120
3.50%, 9/1/2047 126,215 135,000
Pool# CA0265
4.00%, 9/1/2047 226,172 244,370
Pool# BH4004
4.00%, 9/1/2047 97,496 105,245
Pool# CA0392
4.00%, 9/1/2047 36,861 39,703
Pool# BM3556
4.00%, 9/1/2047 33,313 37,006
Pool# BM1959
3.50%, 10/1/2047 190,601 208,529
Pool# CA0493
4.00%, 10/1/2047 188,521 203,296
Pool# CA0549
4.00%, 10/1/2047 49,852 53,632
Pool# CA0496
4.50%, 10/1/2047 106,529 118,854
Pool# CA0623
4.50%, 10/1/2047 19,745 21,694
Pool# CA0693
3.50%, 11/1/2047 250,009 267,296
Pool# BM3358
3.50%, 11/1/2047 49,446 54,058
Pool# CA0696
4.00%, 11/1/2047 173,866 187,013
Pool# CA0808
4.00%, 11/1/2047 56,646 61,256
Pool# BM3191
4.00%, 11/1/2047 26,125 28,298
Pool# BM3379
3.00%, 12/1/2047 276,179 293,316
Pool# BJ1699
4.00%, 12/1/2047 118,030 130,091
Pool# MA3238
3.50%, 1/1/2048 197,414 210,984
Pool# CA1015
4.00%, 1/1/2048 128,951 139,239
Pool# CA1242
3.50%, 2/1/2048 82,721 90,661
Pool# MA3277
4.00%, 2/1/2048 159,630 171,985

38 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4341
3.00%, 3/1/2048 100,240 105,388
Pool# BK1972
4.50%, 3/1/2048 28,181 31,176
Pool# MA3332
3.50%, 4/1/2048 158,315 169,129
Pool# CA1510
3.50%, 4/1/2048 58,243 62,227
Pool# CA1531
3.50%, 4/1/2048 35,139 38,512
Pool# CA1560
4.50%, 4/1/2048 53,161 58,912
Pool# BJ2681
5.00%, 4/1/2048 15,086 16,764
Pool# BM4024
3.50%, 5/1/2048 18,514 20,291
Pool# MA3358
4.50%, 5/1/2048 192,816 210,870
Pool# CA1898
4.50%, 6/1/2048 92,020 102,654
Pool# CA1951
4.00%, 7/1/2048 50,546 54,366
Pool# CA1988
4.50%, 7/1/2048 54,531 59,573
Pool# BK6577
4.50%, 7/1/2048 12,472 13,612
Pool# CA2065
5.00%, 7/1/2048 45,115 50,157
Pool# BK4766
4.50%, 8/1/2048 218,213 241,727
Pool# CA2216
5.00%, 8/1/2048 54,666 61,054
Pool# CA2376
4.00%, 9/1/2048 93,385 100,375
Pool# MA3495
4.00%, 10/1/2048 149,796 160,878
Pool# CA2493
4.50%, 10/1/2048 110,973 121,189
Pool# BM4664
4.50%, 10/1/2048 69,098 76,612
Pool# FM1001
3.50%, 11/1/2048 23,196 24,745
Pool# MA3521
4.00%, 11/1/2048 113,579 121,979
Pool# MA3536
4.00%, 12/1/2048 116,589 125,282
Pool# BN0340
4.50%, 12/1/2048 170,629 186,033
Pool# CA2779
4.50%, 12/1/2048 67,502 74,446
Pool# BN3944
4.00%, 1/1/2049 39,058 42,493
Pool# BN3960
4.50%, 1/1/2049 206,871 225,660
Pool# BN6135
4.00%, 2/1/2049 62,358 66,995
Pool# CA3387
4.00%, 4/1/2049 130,241 142,671
Pool# CA3382
5.00%, 4/1/2049 28,296 31,591
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3489
4.00%, 5/1/2049 77,408 84,795
Pool# MA3665
4.50%, 5/1/2049 157,185 171,466
Pool# FM1051
4.50%, 5/1/2049 85,630 93,455
Pool# CA3669
4.00%, 6/1/2049 151,103 165,054
Pool# CA3825
4.00%, 7/1/2049 44,462 48,904
Pool# CA4035
4.50%, 8/1/2049 113,857 124,209
Pool# BO2258
3.00%, 10/1/2049 625,663 656,307
Pool# BO5494
3.00%, 11/1/2049 103,097 108,270
Pool# BO6225
3.00%, 12/1/2049 582,397 610,550
Pool# BO5380
3.00%, 12/1/2049 112,468 118,092
Pool# CA5152
3.00%, 2/1/2050 168,652 178,222
Pool# FM2887
3.00%, 3/1/2050 155,982 164,394
Pool# FM0077
3.00%, 3/1/2050 76,985 81,968
Pool# CA5510
3.00%, 4/1/2050 262,944 277,416
Pool# CA6317
3.00%, 7/1/2050 508,156 537,374
Pool# CA6598
2.50%, 8/1/2050 439,582 458,393
Pool# BQ4909
2.00%, 9/1/2050 1,022,268 1,033,018
Pool# CA6985
2.00%, 9/1/2050 663,175 671,074
Pool# FM4222
2.50%, 9/1/2050 805,210 845,983
Pool# CA7029
2.50%, 9/1/2050 749,943 788,452
Pool# CA7572
2.50%, 10/1/2050 755,141 792,359
Pool# CA7368
2.50%, 10/1/2050 557,893 580,216
Pool# CA7369
2.50%, 10/1/2050 453,386 471,528
Pool# FM4859
2.50%, 11/1/2050 2,854,490 2,983,694
Pool# FM4808
2.50%, 11/1/2050 362,611 376,616
Pool# CA8442
2.00%, 1/1/2051 1,212,456 1,229,802
Pool# FM5531
3.00%, 1/1/2051 192,179 204,319
Pool# FM6031
2.00%, 2/1/2051 1,607,441 1,627,416
Pool# CA8893
2.00%, 2/1/2051 496,435 501,963
Pool# BQ9747
2.00%, 2/1/2051 423,129 427,579

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8823
2.00%, 2/1/2051 272,226 275,257
Pool# FM6135
2.00%, 2/1/2051 173,780 175,798
Pool# MA4256
2.50%, 2/1/2051 557,251 578,685
Pool# CA8866
2.50%, 2/1/2051 371,981 386,492
Pool# FM6554
2.00%, 3/1/2051 660,942 668,830
Pool# FM6569
2.50%, 3/1/2051 798,060 830,472
Pool# FM6834
2.00%, 4/1/2051 812,000 821,107
Pool# CB0235
2.00%, 4/1/2051 375,538 380,244
Pool# CB0149
2.00%, 4/1/2051 249,616 252,715
Pool# BR7647
2.00%, 4/1/2051 148,892 150,459
Pool# MA4355
2.00%, 5/1/2051 705,000 712,414
Pool# CB0400
2.00%, 5/1/2051 101,000 103,001
Pool# MA4356
2.50%, 5/1/2051 509,000 528,578
Pool# MA4326
2.50%, 5/1/2051 325,000 337,501
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 5/25/2036 2,800,000 2,834,672
2.00%, 5/25/2036 2,132,000 2,202,206
2.50%, 5/25/2036 1,123,000 1,173,535
3.00%, 5/25/2036 725,598 764,580
3.50%, 5/25/2036 574,000 613,888
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 5/25/2051 3,450,000 3,381,135
2.00%, 5/25/2051 2,876,000 2,904,535
2.50%, 5/25/2051 1,578,000 1,637,052
3.00%, 5/25/2051 1,532,000 1,604,650
3.50%, 5/25/2051 70,000 74,520
1.50%, 6/25/2051 450,000 440,126
2.00%, 6/25/2051 825,000 831,422
2.50%, 6/25/2051 2,350,000 2,432,185
3.50%, 6/25/2051 50,000 53,153
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 259 273
Pool# 457801
7.00%, 8/15/2028 1,287 1,402
Pool# 486936
6.50%, 2/15/2029 567 641
Pool# 502969
6.00%, 3/15/2029 1,891 2,130
Pool# 487053
7.00%, 3/15/2029 586 645
Pool# 781014
6.00%, 4/15/2029 1,338 1,509
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 509099
7.00%, 6/15/2029 1,965 2,022
Pool# 470643
7.00%, 7/15/2029 5,159 5,313
Pool# 434505
7.50%, 8/15/2029 34 34
Pool# 416538
7.00%, 10/15/2029 27 27
Pool# 781124
7.00%, 12/15/2029 4,375 5,102
Pool# 507396
7.50%, 9/15/2030 25,085 26,225
Pool# 531352
7.50%, 9/15/2030 1,592 1,646
Pool# 536334
7.50%, 10/15/2030 113 117
Pool# 540659
7.00%, 1/15/2031 524 531
Pool# 486019
7.50%, 1/15/2031 580 605
Pool# 535388
7.50%, 1/15/2031 359 366
Pool# 528589
6.50%, 3/15/2031 12,703 14,212
Pool# 508473
7.50%, 4/15/2031 2,444 2,635
Pool# 544470
8.00%, 4/15/2031 1,399 1,404
Pool# 781287
7.00%, 5/15/2031 2,024 2,378
Pool# 781319
7.00%, 7/15/2031 625 747
Pool# 485879
7.00%, 8/15/2031 4,682 5,270
Pool# 572554
6.50%, 9/15/2031 27,912 31,263
Pool# 781328
7.00%, 9/15/2031 1,986 2,323
Pool# 550991
6.50%, 10/15/2031 336 375
Pool# 571267
7.00%, 10/15/2031 511 572
Pool# 555171
6.50%, 12/15/2031 828 927
Pool# 781380
7.50%, 12/15/2031 653 781
Pool# 781481
7.50%, 1/15/2032 2,836 3,415
Pool# 580972
6.50%, 2/15/2032 118 133
Pool# 781401
7.50%, 2/15/2032 1,935 2,317
Pool# 781916
6.50%, 3/15/2032 28,079 32,293
Pool# 552474
7.00%, 3/15/2032 3,079 3,553
Pool# 781478
7.50%, 3/15/2032 1,159 1,396
Pool# 781429
8.00%, 3/15/2032 2,006 2,362

40 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781431
7.00%, 4/15/2032 7,644 9,129
Pool# 552616
7.00%, 6/15/2032 25,144 28,825
Pool# 570022
7.00%, 7/15/2032 9,444 11,066
Pool# 595077
6.00%, 10/15/2032 3,831 4,563
Pool# 552903
6.50%, 11/15/2032 62,643 72,433
Pool# 552952
6.00%, 12/15/2032 3,417 3,925
Pool# 602102
6.00%, 2/15/2033 9,875 11,114
Pool# 588192
6.00%, 2/15/2033 2,730 3,088
Pool# 553144
5.50%, 4/15/2033 11,238 12,997
Pool# 604243
6.00%, 4/15/2033 5,434 6,481
Pool# 611526
6.00%, 5/15/2033 5,535 6,223
Pool# 553320
6.00%, 6/15/2033 14,674 17,504
Pool# 573916
6.00%, 11/15/2033 15,786 17,732
Pool# 604788
6.50%, 11/15/2033 36,484 40,949
Pool# 781688
6.00%, 12/15/2033 19,296 23,004
Pool# 604875
6.00%, 12/15/2033 16,428 19,589
Pool# 781690
6.00%, 12/15/2033 7,495 8,933
Pool# 781699
7.00%, 12/15/2033 2,651 3,027
Pool# 621856
6.00%, 1/15/2034 6,139 6,900
Pool# 564799
6.00%, 3/15/2034 10,684 12,007
Pool# 630038
6.50%, 8/15/2034 21,364 23,901
Pool# 781804
6.00%, 9/15/2034 21,107 25,147
Pool# 781847
6.00%, 12/15/2034 14,853 17,696
Pool# 486921
5.50%, 2/15/2035 6,234 7,215
Pool# 781902
6.00%, 2/15/2035 18,512 21,991
Pool# 649513
5.50%, 10/15/2035 155,840 177,636
Pool# 649510
5.50%, 10/15/2035 61,818 71,116
Pool# 652207
5.50%, 3/15/2036 29,212 32,514
Pool# 655519
5.00%, 5/15/2036 13,615 15,394
Pool# 652539
5.00%, 5/15/2036 6,456 7,301
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 606308
5.50%, 5/15/2036 6,687 7,536
Pool# 606314
5.50%, 5/15/2036 4,824 5,366
Pool# 656666
6.00%, 6/15/2036 11,176 12,699
Pool# 657912
6.50%, 8/15/2036 3,077 3,443
Pool# 704630
5.50%, 7/15/2039 21,387 24,474
Pool# 757039
4.00%, 12/15/2040 174,146 193,068
Pool# 757038
4.00%, 12/15/2040 153,802 170,585
Pool# 757044
4.00%, 12/15/2040 56,569 62,428
Pool# 755656
4.00%, 12/15/2040 53,008 58,715
Pool# 742235
4.00%, 12/15/2040 49,585 54,976
Pool# 755655
4.00%, 12/15/2040 34,731 38,116
Pool# 757043
4.00%, 12/15/2040 28,828 31,917
Pool# 756631
4.00%, 12/15/2040 16,451 18,250
Pool# 755959
4.00%, 1/15/2041 121,762 134,881
Pool# 742244
4.00%, 1/15/2041 103,241 113,302
Pool# 753826
4.00%, 1/15/2041 61,789 68,541
Pool# 690662
4.00%, 1/15/2041 43,929 48,246
Pool# 719486
4.00%, 1/15/2041 14,463 15,536
Pool# 757555
4.00%, 2/15/2041 23,455 25,345
Pool# 757557
4.00%, 2/15/2041 22,397 24,326
Pool# AD6012
3.50%, 4/15/2043 308,393 334,149
Pool# AD7471
3.50%, 4/15/2043 166,093 179,362
Pool# AA6307
3.50%, 4/15/2043 150,498 163,069
Pool# AD9472
3.50%, 4/15/2043 100,201 107,870
Pool# AD7472
3.50%, 4/15/2043 89,977 96,829
Pool# AB3946
3.50%, 4/15/2043 74,128 80,025
Pool# AA6403
3.00%, 5/15/2043 466,144 495,346
Pool# 783781
3.50%, 6/15/2043 80,634 87,391
Pool# 784015
3.00%, 7/15/2043 25,855 27,366
Pool# 784714
3.00%, 1/15/2044 112,673 119,275

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784459
3.00%, 12/15/2046 54,667 57,432
Pool# 784355
4.00%, 12/15/2046 43,758 48,049
Pool# 784500
3.00%, 2/15/2047 113,505 119,179
Pool# 784713
3.00%, 2/15/2047 23,664 24,896
Pool# 784458
3.50%, 12/15/2047 224,506 254,884
Pool# 784747
4.00%, 5/15/2048 82,485 88,672
Pool# 785073
4.00%, 9/15/2049 56,129 60,528
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 104,804 120,563
Pool# 4559
5.00%, 10/20/2039 146,899 168,880
Pool# 4715
5.00%, 6/20/2040 149,595 171,982
Pool# 4747
5.00%, 7/20/2040 80,265 92,277
Pool# 4771
4.50%, 8/20/2040 231,584 259,404
Pool# 4834
4.50%, 10/20/2040 656,506 736,656
Pool# 737727
4.00%, 12/20/2040 529,682 579,751
Pool# 737730
4.00%, 12/20/2040 175,811 192,498
Pool# 4923
4.50%, 1/20/2041 97,454 110,783
Pool# 4978
4.50%, 3/20/2041 13,953 15,629
Pool# 5017
4.50%, 4/20/2041 147,203 165,176
Pool# 5082
4.50%, 6/20/2041 254,113 285,141
Pool# 5175
4.50%, 9/20/2041 195,670 219,563
Pool# 675523
3.50%, 3/20/2042 211,182 227,994
Pool# MA0462
3.50%, 10/20/2042 368,563 399,253
Pool# MA0625
3.50%, 12/20/2042 278,665 301,320
Pool# MA0698
3.00%, 1/20/2043 230,980 247,798
Pool# MA0852
3.50%, 3/20/2043 436,282 473,085
Pool# MA0934
3.50%, 4/20/2043 506,143 548,277
Pool# AF1001
3.50%, 6/20/2043 166,989 181,051
Pool# MA1376
4.00%, 10/20/2043 388,724 425,449
Pool# AJ9335
3.50%, 10/20/2044 14,159 15,282
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2754
3.50%, 4/20/2045 159,150 171,393
Pool# MA2824
2.50%, 5/20/2045 218,976 230,054
Pool# MA2825
3.00%, 5/20/2045 325,264 345,688
Pool# MA2891
3.00%, 6/20/2045 856,001 910,717
Pool# MA2960
3.00%, 7/20/2045 275,751 293,458
Pool# 784156
4.00%, 8/20/2045 92,250 100,315
Pool# AO1103
3.50%, 9/20/2045 312,826 337,645
Pool# AO1099
3.50%, 9/20/2045 13,344 14,403
Pool# MA3106
4.00%, 9/20/2045 49,671 54,662
Pool# MA3172
3.00%, 10/20/2045 97,421 103,711
Pool# MA3173
3.50%, 10/20/2045 6,272 6,741
Pool# MA3174
4.00%, 10/20/2045 9,514 10,450
Pool# MA3243
3.00%, 11/20/2045 86,441 91,870
Pool# MA3244
3.50%, 11/20/2045 116,600 125,571
Pool# 784098
3.00%, 12/20/2045 451,998 480,809
Pool# MA3309
3.00%, 12/20/2045 167,995 178,639
Pool# MA3310
3.50%, 12/20/2045 48,539 52,176
Pool# 784111
3.00%, 1/20/2046 245,970 261,892
Pool# MA3377
4.00%, 1/20/2046 26,582 29,199
Pool# 784119
3.00%, 2/20/2046 365,354 388,643
Pool# 784115
3.00%, 2/20/2046 19,755 21,014
Pool# MA3520
3.00%, 3/20/2046 322,538 342,159
Pool# MA3521
3.50%, 3/20/2046 274,172 294,685
Pool# MA3522
4.00%, 3/20/2046 273,735 301,361
Pool# MA3596
3.00%, 4/20/2046 145,660 154,496
Pool# MA3597
3.50%, 4/20/2046 49,629 53,381
Pool# MA3735
3.00%, 6/20/2046 312,636 331,835
Pool# MA3736
3.50%, 6/20/2046 939,484 1,008,286
Pool# MA3804
4.00%, 7/20/2046 24,808 27,177
Pool# MA3876
4.50%, 8/20/2046 9,692 10,796

42 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3936
3.00%, 9/20/2046 1,044,998 1,104,234
Pool# MA3939
4.50%, 9/20/2046 5,639 6,316
Pool# MA4068
3.00%, 11/20/2046 147,334 156,156
Pool# MA4125
2.50%, 12/20/2046 82,163 85,941
Pool# MA4126
3.00%, 12/20/2046 1,055,782 1,117,886
Pool# MA4127
3.50%, 12/20/2046 250,969 269,467
Pool# MA4194
2.50%, 1/20/2047 208,935 218,532
Pool# MA4196
3.50%, 1/20/2047 32,087 34,493
Pool# MA4261
3.00%, 2/20/2047 256,399 271,350
Pool# MA4264
4.50%, 2/20/2047 11,784 13,056
Pool# MA4321
3.50%, 3/20/2047 428,238 458,320
Pool# MA4382
3.50%, 4/20/2047 226,931 241,163
Pool# AZ1974
3.50%, 4/20/2047 140,572 151,644
Pool# MA4384
4.50%, 4/20/2047 11,224 12,338
Pool# MA4509
3.00%, 6/20/2047 115,828 123,247
Pool# MA4511
4.00%, 6/20/2047 419,511 454,367
Pool# MA4512
4.50%, 6/20/2047 31,762 34,848
Pool# MA4585
3.00%, 7/20/2047 18,198 19,313
Pool# MA4587
4.00%, 7/20/2047 462,619 501,331
Pool# BC1888
3.50%, 8/20/2047 190,247 205,220
Pool# 784471
3.50%, 8/20/2047 176,942 190,382
Pool# MA4652
3.50%, 8/20/2047 124,237 132,975
Pool# MA4653
4.00%, 8/20/2047 17,203 18,662
Pool# 784408
3.50%, 10/20/2047 112,644 121,191
Pool# MA4836
3.00%, 11/20/2047 182,991 194,095
Pool# MA4837
3.50%, 11/20/2047 363,756 389,908
Pool# MA4899
3.00%, 12/20/2047 391,393 413,857
Pool# MA4900
3.50%, 12/20/2047 278,134 297,112
Pool# 784421
3.50%, 12/20/2047 220,705 252,698
Pool# MA4961
3.00%, 1/20/2048 371,132 392,317
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4962
3.50%, 1/20/2048 262,774 280,032
Pool# MA5018
3.00%, 2/20/2048 84,997 89,106
Pool# MA5078
4.00%, 3/20/2048 387,721 417,980
Pool# 784480
3.50%, 4/20/2048 78,451 87,759
Pool# 784479
3.50%, 4/20/2048 53,372 59,936
Pool# 784481
3.50%, 4/20/2048 15,995 17,294
Pool# MA5137
4.00%, 4/20/2048 182,015 194,842
Pool# BD4034
4.00%, 4/20/2048 30,892 33,647
Pool# MA5139
5.00%, 4/20/2048 45,568 49,950
Pool# MA5194
5.00%, 5/20/2048 20,989 23,016
Pool# MA5331
4.50%, 7/20/2048 102,733 112,267
Pool# MA5398
4.00%, 8/20/2048 338,030 364,482
Pool# MA5466
4.00%, 9/20/2048 204,049 220,095
Pool# MA5595
4.00%, 11/20/2048 72,298 77,162
Pool# BJ2692
4.00%, 11/20/2048 19,278 20,737
Pool# MA5597
5.00%, 11/20/2048 24,318 26,631
Pool# BK2856
4.50%, 12/20/2048 15,004 16,424
Pool# MA5653
5.00%, 12/20/2048 39,260 42,975
Pool# MA5818
4.50%, 3/20/2049 67,855 73,423
Pool# MA5878
5.00%, 4/20/2049 24,929 27,287
Pool# MA5933
5.00%, 5/20/2049 19,492 21,334
Pool# MA6041
4.50%, 7/20/2049 186,590 203,878
Pool# MA6092
4.50%, 8/20/2049 63,832 69,059
Pool# MA6409
3.00%, 1/20/2050 463,006 486,972
Pool# BW4732
2.50%, 8/20/2050 625,844 650,870
Pool# BW6206
2.50%, 8/20/2050 540,886 562,527
Pool# BW4741
2.50%, 9/20/2050 580,344 603,522
Pool# BY0776
2.50%, 9/20/2050 539,295 560,859
Pool# BY0805
2.50%, 9/20/2050 537,445 558,949
Pool# MA7193
2.50%, 2/20/2051 1,438,256 1,495,552

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7311
2.00%, 4/20/2051 2,075,000 2,118,094
GNMA TBA
2.00%, 5/15/2051 1,325,000 1,352,018
2.50%, 5/15/2051 2,074,000 2,155,826
3.00%, 5/15/2051 736,000 770,155
3.50%, 5/15/2051 450,000 477,334
Total Mortgage-Backed Securities
(cost $165,637,844)
170,365,591
Municipal Bonds 0.8%
California 0.3%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 100,000 171,249
California State, GO, 7.60%,
11/1/2040 100,000 169,381
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 142,506
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 160,363
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 125,000 183,725
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 124,648
State of California, GO
7.55%, 4/1/2039 125,000 205,652
7.63%, 3/1/2040 100,000 163,437
University of California, RB
3.06%, 7/1/2025 50,000 54,308
Series R, 5.77%, 5/15/2043 50,000 68,783
4.86%, 5/15/2112 100,000 133,859
1,577,911
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 239,923
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 145,000 213,528
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 45,172
State of Illinois, GO, 5.10%,
6/1/2033 285,000 325,087
370,259
Municipal Bonds
Principal
Amount ($) Value ($)
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 56,338
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 193,305
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 184,159
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 338,348
715,812
New York 0.1%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 100,000 126,177
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 130,531
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 100,000 151,074
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 104,611
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 52,568
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 100,000 132,328
4.46%, 10/1/2062 100,000 127,075
824,364
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 122,268
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 131,596
253,864
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 150,369
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 52,011

44 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 25,278
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 71,005
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 124,676
423,339
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 100,000 91,399
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 22,089
Total Municipal Bonds
(cost $3,991,073)
4,788,826
Supranational 1.5%
Asian Development Bank
1.50%, 10/18/2024 500,000 516,145
0.63%, 4/29/2025 500,000 498,736
2.50%, 11/2/2027 250,000 268,534
2.75%, 1/19/2028 200,000 217,654
3.13%, 9/26/2028 75,000 83,584
European Bank for
Reconstruction &
Development
2.75%, 3/7/2023 250,000 261,534
0.25%, 7/10/2023 300,000 299,717
European Investment Bank
1.38%, 5/15/2023 500,000 511,483
2.63%, 3/15/2024 500,000 531,987
2.50%, 10/15/2024 500,000 533,847
1.63%, 3/14/2025 500,000 518,910
0.38%, 12/15/2025 500,000 489,691
0.38%, 3/26/2026 100,000 97,498
Inter-American Development
Bank
0.50%, 5/24/2023 500,000 502,725
1.13%, 1/13/2031 50,000 47,290
4.38%, 1/24/2044 200,000 264,962
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 677,000 762,349
1.88%, 6/19/2023 250,000 258,593
3.00%, 9/27/2023 250,000 266,035
2.50%, 3/19/2024 500,000 530,095
2.50%, 11/25/2024 500,000 533,870
0.63%, 4/22/2025 500,000 499,119
2.50%, 7/29/2025 250,000 268,219
0.50%, 10/28/2025 100,000 98,671
1.75%, 10/23/2029 250,000 253,412
Supranational
Principal
Amount ($) Value ($)
International Finance Corp.,
1.38%, 10/16/2024 250,000 256,603
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 211,173
Total Supranational
(cost $9,387,448)
9,582,436
U.S. Government Agency Securities 1.6%
FFCB, 2.85%, 9/20/2021 745,000 752,834
FHLB
3.63%, 6/11/2021 200,000 200,738
3.13%, 6/13/2025 1,075,000 1,180,658
5.50%, 7/15/2036 300,000 437,122
FHLMC
0.13%, 7/25/2022 185,000 185,087
0.25%, 6/26/2023 700,000 700,478
0.25%, 8/24/2023 605,000 605,151
0.25%, 12/4/2023 205,000 205,056
0.38%, 7/21/2025 65,000 64,161
6.75%, 9/15/2029 388,000 553,583
6.75%, 3/15/2031 400,000 581,817
6.25%, 7/15/2032 365,000 530,316
FNMA
2.63%, 1/11/2022 355,000 361,402
2.63%, 9/6/2024 500,000 536,761
0.50%, 6/17/2025 500,000 496,785
6.25%, 5/15/2029 500,000 679,181
7.25%, 5/15/2030 500,000 735,940
0.88%, 8/5/2030 880,000 822,066
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 422,565
Total U.S. Government Agency Securities
(cost $9,306,564)
10,051,701
U.S. Treasury Obligations 36.9%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,124,961
6.25%, 8/15/2023 869,000 988,488
6.00%, 2/15/2026 1,444,500 1,798,854
5.50%, 8/15/2028 1,300,000 1,677,813
5.25%, 11/15/2028 1,000,000 1,279,414
4.50%, 2/15/2036 1,300,000 1,740,172
4.75%, 2/15/2037 900,000 1,246,359
4.50%, 5/15/2038 500,000 680,430
4.50%, 8/15/2039 185,000 254,447
4.38%, 11/15/2039 830,000 1,126,368
1.13%, 5/15/2040 1,000,000 836,445
1.13%, 8/15/2040 1,000,000 833,438
3.88%, 8/15/2040 900,000 1,155,094
1.38%, 11/15/2040 800,000 697,000
4.25%, 11/15/2040 400,000 538,172
3.75%, 8/15/2041 1,250,000 1,583,838
3.13%, 11/15/2041 2,100,000 2,437,231
3.13%, 2/15/2042 1,650,000 1,918,576
2.75%, 11/15/2042 800,000 875,563
3.13%, 2/15/2043 1,750,000 2,031,162

Nationwide Bond Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 45
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.88%, 5/15/2043 900,000 1,004,344
3.63%, 8/15/2043 1,000,000 1,251,914
3.75%, 11/15/2043 850,000 1,083,883
3.63%, 2/15/2044 800,000 1,003,031
3.38%, 5/15/2044 1,700,000 2,052,949
3.13%, 8/15/2044 400,000 464,609
3.00%, 11/15/2044 2,250,000 2,560,957
3.00%, 5/15/2045 400,000 455,359
2.50%, 5/15/2046 1,200,000 1,250,531
2.25%, 8/15/2046 3,400,000 3,376,227
2.88%, 11/15/2046 275,000 306,915
3.00%, 2/15/2047 400,000 457,031
3.00%, 5/15/2047 600,000 685,828
2.75%, 8/15/2047 1,000,000 1,092,344
3.00%, 8/15/2048 1,750,000 2,006,689
2.88%, 5/15/2049 1,400,000 1,572,375
2.25%, 8/15/2049 2,500,000 2,477,539
2.38%, 11/15/2049 1,050,000 1,069,482
2.00%, 2/15/2050 500,000 468,906
1.25%, 5/15/2050 2,300,000 1,784,566
1.38%, 8/15/2050 900,000 721,547
1.63%, 11/15/2050 250,000 213,867
1.88%, 2/15/2051 1,950,000 1,773,891
U.S. Treasury Notes
1.88%, 4/30/2022 500,000 508,965
1.75%, 5/15/2022 700,000 712,141
1.75%, 5/31/2022 2,000,000 2,036,172
1.75%, 6/30/2022 1,000,000 1,019,375
2.13%, 6/30/2022 500,000 511,797
2.00%, 7/31/2022 2,000,000 2,047,578
1.63%, 8/15/2022 1,200,000 1,223,766
0.13%, 8/31/2022 6,800,000 6,802,656
1.63%, 8/31/2022 1,750,000 1,785,547
1.88%, 8/31/2022 3,500,000 3,582,305
1.75%, 9/30/2022 2,000,000 2,046,406
1.88%, 9/30/2022 500,000 512,461
1.38%, 10/15/2022 3,500,000 3,563,984
0.13%, 10/31/2022 9,000,000 9,001,406
1.63%, 11/15/2022 2,000,000 2,046,094
2.00%, 11/30/2022 1,400,000 1,441,344
2.38%, 1/31/2023 1,750,000 1,818,086
1.50%, 2/28/2023 1,000,000 1,024,609
2.63%, 2/28/2023 1,500,000 1,567,500
1.38%, 6/30/2023 700,000 717,773
2.50%, 8/15/2023 800,000 841,594
1.38%, 8/31/2023 1,700,000 1,745,621
2.75%, 8/31/2023 2,000,000 2,117,344
2.13%, 11/30/2023 3,900,000 4,087,383
2.25%, 12/31/2023 1,500,000 1,578,633
2.25%, 1/31/2024 1,800,000 1,896,891
2.50%, 1/31/2024 2,000,000 2,121,172
0.13%, 2/15/2024 3,000,000 2,986,641
2.75%, 2/15/2024 500,000 534,102
2.13%, 3/31/2024 1,000,000 1,052,148
2.00%, 4/30/2024 2,000,000 2,098,984
2.25%, 4/30/2024 2,700,000 2,853,668
2.50%, 5/15/2024 1,700,000 1,810,965
2.00%, 5/31/2024 1,000,000 1,050,273
2.00%, 6/30/2024 2,500,000 2,627,441
2.13%, 7/31/2024 1,500,000 1,583,672
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.38%, 8/15/2024 250,000 266,084
1.88%, 8/31/2024 1,000,000 1,047,969
1.50%, 9/30/2024 2,500,000 2,589,258
2.13%, 9/30/2024 500,000 528,496
2.25%, 10/31/2024 1,000,000 1,061,836
2.25%, 11/15/2024 2,160,000 2,294,241
2.13%, 11/30/2024 1,200,000 1,269,844
1.38%, 1/31/2025 1,300,000 1,340,574
2.50%, 1/31/2025 1,500,000 1,610,273
2.00%, 2/15/2025 1,500,000 1,582,266
0.50%, 3/31/2025 2,700,000 2,691,668
2.63%, 3/31/2025 3,200,000 3,453,875
0.38%, 4/30/2025 2,500,000 2,477,539
2.13%, 5/15/2025 1,600,000 1,696,937
0.25%, 5/31/2025 1,000,000 984,844
0.25%, 6/30/2025 1,000,000 983,711
2.75%, 6/30/2025 1,750,000 1,901,621
2.88%, 7/31/2025 1,750,000 1,912,148
2.00%, 8/15/2025 2,000,000 2,112,969
0.25%, 8/31/2025 2,000,000 1,961,875
3.00%, 10/31/2025 2,800,000 3,081,859
2.25%, 11/15/2025 1,500,000 1,601,543
0.38%, 11/30/2025 1,500,000 1,474,219
0.38%, 12/31/2025 1,200,000 1,177,828
2.63%, 12/31/2025 2,000,000 2,170,312
0.38%, 1/31/2026 1,000,000 980,195
2.63%, 1/31/2026 750,000 814,248
1.63%, 2/15/2026 1,400,000 1,453,812
0.75%, 3/31/2026 500,000 498,047
1.63%, 5/15/2026 1,000,000 1,037,539
1.50%, 8/15/2026 1,400,000 1,441,289
1.38%, 8/31/2026 2,500,000 2,557,422
1.63%, 9/30/2026 2,500,000 2,588,477
1.63%, 10/31/2026 4,000,000 4,138,594
2.00%, 11/15/2026 1,000,000 1,054,453
1.50%, 1/31/2027 2,300,000 2,359,836
2.25%, 2/15/2027 3,800,000 4,057,094
1.13%, 2/28/2027 2,000,000 2,007,734
0.63%, 3/31/2027 1,500,000 1,460,977
0.50%, 4/30/2027 2,000,000 1,929,844
0.50%, 8/31/2027 1,500,000 1,437,480
0.38%, 9/30/2027 2,000,000 1,897,578
2.25%, 11/15/2027 1,870,000 1,991,842
0.63%, 11/30/2027 4,250,000 4,085,811
0.63%, 12/31/2027 3,500,000 3,359,727
2.75%, 2/15/2028 1,000,000 1,097,227
1.13%, 2/29/2028 1,000,000 990,000
1.25%, 3/31/2028 1,500,000 1,495,547
1.25%, 4/30/2028 1,200,000 1,195,312
2.88%, 5/15/2028 1,000,000 1,106,016
2.88%, 8/15/2028 1,000,000 1,106,836
2.63%, 2/15/2029 1,657,000 1,805,289
2.38%, 5/15/2029 100,000 107,066
1.63%, 8/15/2029 1,000,000 1,012,109
1.75%, 11/15/2029 500,000 510,371
1.50%, 2/15/2030 1,000,000 996,953
0.63%, 8/15/2030 1,200,000 1,099,687
0.88%, 11/15/2030 1,800,000 1,683,281

46 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.13%, 2/15/2031 4,600,000 4,393,000
Total U.S. Treasury Obligations
(cost $226,274,089)
231,939,588
Total Investments
(cost $601,167,581) — 99.4% 624,297,763
Other assets in excess of
liabilities — 0.6% 3,968,868
NET ASSETS — 100.0%
$ 628,266,631
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$4,312,199 which represents 0.69% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 8.1%
Airlines 0.0%
†
Qantas Airways Ltd.* 85,371 325,935
Banks 1.9%
Australia & New Zealand
Banking Group Ltd. 243,472 5,396,354
Commonwealth Bank of
Australia 153,291 10,528,431
National Australia Bank Ltd. 283,694 5,833,378
Westpac Banking Corp. 311,628 6,024,955
27,783,118
Beverages 0.1%
Coca-Cola Amatil Ltd.∞ 46,398 475,378
Treasury Wine Estates Ltd. 65,786 509,059
984,437
Biotechnology 0.6%
CSL Ltd. 39,312 8,195,517
Capital Markets 0.3%
ASX Ltd. 16,598 933,582
Macquarie Group Ltd. 29,335 3,629,602
Magellan Financial Group
Ltd. 10,483 392,025
4,955,209
Chemicals 0.0%
†
Orica Ltd. 35,732 372,708
Commercial Services & Supplies 0.1%
Brambles Ltd. 127,352 1,020,973
Construction & Engineering 0.0%
†
CIMIC Group Ltd.* 8,551 127,839
Diversified Financial Services 0.0%
†
AMP Ltd. 282,090 242,345
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 351,188 917,729
TPG Telecom Ltd.(a) 32,780 139,125
1,056,854
Electric Utilities 0.0%
†
AusNet Services 151,603 221,422
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 98,854 775,082
Goodman Group 145,142 2,116,199
GPT Group (The) 173,363 617,659
Mirvac Group 349,756 725,719
Scentre Group 436,400 913,561
Stockland 196,451 709,224
Vicinity Centres 344,132 419,810
6,277,254
Food & Staples Retailing 0.3%
Coles Group Ltd. 116,227 1,462,245
Woolworths Group Ltd. 107,879 3,269,152
4,731,397
Gas Utilities 0.1%
APA Group 98,672 762,715
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,571 953,514
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 15,357 797,601
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 39,031 1,077,323
1,874,924
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 49,375 1,415,937
Crown Resorts Ltd.* 27,061 254,605
Tabcorp Holdings Ltd. 192,382 737,854
2,408,396
Insurance 0.2%
Insurance Australia Group
Ltd. 202,573 763,777
Medibank Pvt Ltd. 223,966 531,644
QBE Insurance Group Ltd. 123,663 937,126
Suncorp Group Ltd. 107,844 873,488
3,106,035
Interactive Media & Services 0.1%
REA Group Ltd. 4,319 527,530
SEEK Ltd.* 28,111 671,394
1,198,924
IT Services 0.2%
Afterpay Ltd.* 18,648 1,673,302
Computershare Ltd. 48,723 530,340
2,203,642
Metals & Mining 2.5%
BHP Group Ltd. 254,536 9,252,453
BHP Group plc 181,606 5,486,625
BlueScope Steel Ltd. 45,915 765,899
Evolution Mining Ltd. 132,245 468,556
Fortescue Metals Group Ltd. 145,172 2,527,796
Glencore plc* 868,067 3,535,763
Newcrest Mining Ltd. 72,335 1,468,133
Northern Star Resources Ltd. 97,961 785,981
Rio Tinto Ltd. 31,769 2,970,793
Rio Tinto plc 96,866 8,140,755
South32 Ltd. 411,936 914,482
36,317,236
Multiline Retail 0.3%
Wesfarmers Ltd. 97,753 4,078,507
Multi-Utilities 0.0%
†
AGL Energy Ltd. 53,300 366,957
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 22,574 444,674
Oil Search Ltd. 179,214 519,437
Origin Energy Ltd. 162,243 519,428
Santos Ltd. 161,495 867,410
Washington H Soul Pattinson
& Co. Ltd.(a) 8,987 209,800
Woodside Petroleum Ltd. 83,492 1,458,744
4,019,493
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 62,299 610,566
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 152,674 441,560
Software 0.0%
†
WiseTech Global Ltd. 13,170 316,659
Transportation Infrastructure 0.2%
Sydney Airport* 114,312 545,625

48 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 234,882 2,566,277
3,111,902
118,066,038
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 23,820 847,357
Raiffeisen Bank International
AG 12,144 265,496
1,112,853
Electric Utilities 0.0%
†
Verbund AG 6,303 517,439
Metals & Mining 0.0%
†
voestalpine AG 10,207 442,858
Oil, Gas & Consumable Fuels 0.1%
OMV AG 12,125 596,042
2,669,192
BELGIUM 0.9%
Banks 0.1%
KBC Group NV* 21,731 1,688,812
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 65,837 4,668,581
Biotechnology 0.0%
†
Galapagos NV* 3,686 287,262
Chemicals 0.2%
Solvay SA 6,767 860,246
Umicore SA 16,756 1,018,178
1,878,424
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 6,314 690,465
Groupe Bruxelles Lambert
SA 3,442 377,356
Sofina SA 1,429 543,117
1,610,938
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 234,508
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 2,875 311,278
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,381 259,810
Insurance 0.1%
Ageas SA/NV 14,924 903,759
Pharmaceuticals 0.1%
UCB SA 10,783 999,716
12,843,088
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 15,997 834,764
Common Stocks
Shares Value ($)
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 33,723 869,676
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 324,100 1,142,102
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 136,400 430,678
Food Products 0.1%
Wilmar International Ltd. 160,958 631,546
Internet & Direct Marketing Retail 0.3%
Prosus NV* 42,499 4,608,166
Real Estate Management & Development 0.0%
†
ESR Cayman Ltd. Reg. S*(b) 162,400 553,575
7,366,067
DENMARK 2.4%
Air Freight & Logistics 0.3%
DSV PANALPINA A/S 18,006 4,008,828
Banks 0.1%
Danske Bank A/S 59,424 1,129,895
Beverages 0.1%
Carlsberg A/S, Class B 8,999 1,576,365
Biotechnology 0.1%
Genmab A/S* 5,601 2,066,362
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 661 295,638
Chemicals 0.1%
Chr Hansen Holding A/S* 8,834 811,721
Novozymes A/S, Class B 17,946 1,276,574
2,088,295
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 16,365 2,379,528
Electrical Equipment 0.2%
Vestas Wind Systems A/S 85,685 3,557,288
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B 14,863 831,701
Coloplast A/S, Class B 10,404 1,721,484
Demant A/S* 8,851 442,574
GN Store Nord A/S 10,820 976,764
3,972,523
Insurance 0.0%
†
Tryg A/S 29,542 675,446
Marine 0.1%
AP Moller - Maersk A/S,
Class A 284 667,460
AP Moller - Maersk A/S,
Class B 527 1,308,227
1,975,687
Pharmaceuticals 0.8%
H Lundbeck A/S 5,521 169,960

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals
Novo Nordisk A/S, Class B 148,784 10,996,786
11,166,746
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 8,457 959,208
35,851,809
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 278,721 2,895,279
Communications Equipment 0.2%
Nokia OYJ* 482,673 2,286,906
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 13,010 738,339
Electric Utilities 0.1%
Fortum OYJ(a) 37,759 993,397
Food & Staples Retailing 0.0%
†
Kesko OYJ, Class B 22,416 682,795
Insurance 0.1%
Sampo OYJ, Class A 41,190 1,960,242
Machinery 0.2%
Kone OYJ, Class B 30,088 2,364,428
Wartsila OYJ Abp 36,537 472,585
2,837,013
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 36,270 2,200,657
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 49,043 938,793
UPM- Kymmene OYJ 46,604 1,822,894
2,761,687
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,381 371,388
17,727,703
FRANCE 11.0%
Aerospace & Defense 0.8%
Airbus SE* 50,816 6,102,965
Dassault Aviation SA 203 221,070
Safran SA 27,620 4,122,356
Thales SA 8,991 916,163
11,362,554
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 14,796 2,140,314
Faurecia SE 8,978 484,504
Faurecia SE 1,474 79,351
Valeo SA 19,363 626,930
3,331,099
Automobiles 0.0%
†
Renault SA* 17,293 696,714
Banks 0.7%
BNP Paribas SA* 97,190 6,240,540
Credit Agricole SA 99,748 1,544,026
Societe Generale SA* 70,188 1,998,097
9,782,663
Common Stocks
Shares Value ($)
FRANCE
Beverages 0.3%
Pernod Ricard SA 17,942 3,681,512
Remy Cointreau SA 1,924 384,385
4,065,897
Building Products 0.2%
Cie de Saint-Gobain 44,169 2,787,131
Capital Markets 0.1%
Amundi SA Reg. S*(b) 5,663 504,397
Natixis SA 80,254 392,033
896,430
Chemicals 0.5%
Air Liquide SA 40,774 6,867,584
Arkema SA 5,909 738,553
7,606,137
Construction & Engineering 0.4%
Bouygues SA(a) 18,992 813,557
Eiffage SA* 7,011 767,812
Vinci SA 45,059 4,949,798
6,531,167
Diversified Financial Services 0.0%
†
Eurazeo SE 3,736 311,198
Wendel SE 1,920 255,687
566,885
Diversified Telecommunication Services 0.2%
Iliad SA 1,325 240,677
Orange SA 169,275 2,109,689
2,350,366
Electric Utilities 0.0%
†
Electricite de France SA* 51,569 753,210
Electrical Equipment 0.7%
Legrand SA 23,350 2,273,343
Schneider Electric SE(a) 46,446 7,425,874
9,699,217
Entertainment 0.2%
Bollore SA 65,863 332,442
Ubisoft Entertainment SA* 8,289 622,352
Vivendi SE* 71,375 2,487,984
3,442,778
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,143 370,072
Gecina SA 3,844 562,112
Klepierre SA 16,946 450,633
Unibail - Rodamco -Westfield* 11,665 962,999
2,345,816
Food & Staples Retailing 0.1%
Carrefour SA 51,603 998,927
Food Products 0.3%
Danone SA 52,964 3,732,650
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,770 448,480
Health Care Providers & Services 0.0%
†
Orpea SA 4,765 613,152
Hotels, Restaurants & Leisure 0.1%
Accor SA* 15,197 611,343
La Francaise des Jeux
SAEM Reg. S(b) 7,964 408,008

50 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure
Sodexo SA* 7,319 730,924
1,750,275
Household Durables 0.0%
†
SEB SA 2,018 367,508
Insurance 0.4%
AXA SA(a) 166,952 4,723,139
CNP Assurances(a) 15,763 275,925
SCOR SE(a) 14,358 464,680
5,463,744
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,099 367,765
IT Services 0.4%
Atos SE 8,955 608,736
Capgemini SE 13,687 2,506,969
Edenred 20,926 1,185,990
Worldline SA Reg. S*(b) 20,292 1,990,891
6,292,586
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,332 1,071,464
Machinery 0.1%
Alstom SA* 22,804 1,245,389
Media 0.1%
Publicis Groupe SA 19,692 1,274,767
Multi-Utilities 0.3%
Engie SA 156,423 2,325,643
Suez SA 28,805 687,978
Veolia Environnement SA(a) 46,250 1,472,642
4,486,263
Oil, Gas & Consumable Fuels 0.7%
TOTAL SE 216,172 9,570,562
Personal Products 0.6%
L'Oreal SA 21,768 8,939,908
Pharmaceuticals 0.7%
Ipsen SA 2,921 282,448
Sanofi(a) 97,903 10,266,163
10,548,611
Professional Services 0.2%
Bureau Veritas SA* 26,226 784,403
Teleperformance 5,102 1,970,190
2,754,593
Software 0.2%
Dassault Systemes SE 11,276 2,615,084
Textiles, Apparel & Luxury Goods 2.1%
EssilorLuxottica SA 24,470 4,069,487
Hermes International 2,760 3,463,387
Kering SA 6,570 5,262,928
LVMH Moet Hennessy Louis
Vuitton SE 23,891 17,981,584
30,777,386
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,578 330,606
Getlink SE 39,769 632,405
963,011
160,500,189
Common Stocks
Shares Value ($)
GERMANY 9.2%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,533 1,143,896
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 85,649 5,040,653
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 27,720 357,810
Auto Components 0.1%
Continental AG 9,528 1,290,564
Automobiles 1.1%
Bayerische Motoren Werke
AG 28,272 2,833,826
Bayerische Motoren Werke
AG (Preference) 4,316 353,874
Daimler AG (Registered) 73,951 6,581,691
Porsche Automobil Holding
SE (Preference) 13,119 1,381,323
Volkswagen AG 2,918 929,839
Volkswagen AG (Preference) 15,978 4,172,442
16,252,995
Banks 0.0%
†
Commerzbank AG* 83,941 554,134
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 172,087 2,400,421
Deutsche Boerse AG 16,417 2,833,180
5,233,601
Chemicals 0.7%
BASF SE 79,073 6,377,173
Covestro AG Reg. S(b) 15,859 1,037,601
Evonik Industries AG 17,597 616,129
Fuchs Petrolub SE
(Preference) 5,345 285,258
LANXESS AG 7,532 554,220
Symrise AG 11,224 1,449,625
10,320,006
Construction & Engineering 0.0%
†
Hochtief AG* 2,000 187,451
Construction Materials 0.1%
HeidelbergCement AG 12,630 1,157,422
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 287,845 5,544,146
Telefonica Deutschland
Holding AG 85,329 248,116
United Internet AG
(Registered) 9,042 380,968
6,173,230
Electrical Equipment 0.1%
Siemens Energy AG* 34,246 1,144,483
Health Care Equipment & Supplies 0.3%
Carl Zeiss Meditec AG 3,322 585,166
Sartorius AG (Preference) 3,107 1,752,824

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies
Siemens Healthineers AG
Reg. S(b) 23,154 1,323,994
3,661,984
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 18,654 1,484,777
Fresenius SE & Co. KGaA 36,489 1,796,214
3,280,991
Household Products 0.2%
Henkel AG & Co. KGaA 9,304 926,357
Henkel AG & Co. KGaA
(Preference) 15,297 1,757,012
2,683,369
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 16,467 600,515
Industrial Conglomerates 0.8%
Siemens AG (Registered) 65,673 10,960,704
Insurance 0.9%
Allianz SE (Registered) 35,624 9,268,102
Hannover Rueck SE 5,136 949,513
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 12,034 3,480,661
13,698,276
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 9,075 755,929
Internet & Direct Marketing Retail 0.2%
HelloFresh SE* 12,622 1,047,034
Just Eat Takeaway.com NV
Reg. S*(a)(b) 10,723 1,108,451
Zalando SE Reg. S*(b) 13,349 1,388,551
3,544,036
IT Services 0.0%
†
Bechtle AG 2,239 456,362
Machinery 0.2%
GEA Group AG 14,012 614,980
KION Group AG 6,060 604,281
Knorr- Bremse AG 6,034 741,168
Rational AG(a) 420 351,255
2,311,684
Multi-Utilities 0.3%
E.ON SE 192,768 2,323,230
RWE AG 55,074 2,086,821
4,410,051
Personal Products 0.1%
Beiersdorf AG 8,684 980,418
Pharmaceuticals 0.5%
Bayer AG (Registered) 84,648 5,475,777
Merck KGaA 11,322 1,993,014
7,468,791
Real Estate Management & Development 0.4%
Aroundtown SA 81,879 630,300
Deutsche Wohnen SE 29,611 1,604,006
LEG Immobilien SE 6,022 838,398
Common Stocks
Shares Value ($)
GERMANY
Real Estate Management & Development
Vonovia SE 46,488 3,057,255
6,129,959
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 112,838 4,556,771
Software 0.9%
Nemetschek SE 5,486 408,877
SAP SE 89,718 12,619,944
TeamViewer AG Reg. S*(b) 13,899 660,936
13,689,757
Textiles, Apparel & Luxury Goods 0.4%
adidas AG* 16,451 5,080,111
Puma SE* 8,301 875,405
5,955,516
Trading Companies & Distributors 0.1%
Brenntag SE 13,238 1,188,673
135,190,031
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The)
(a) 106,950 224,525
Hang Seng Bank Ltd. 67,600 1,326,385
1,550,910
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 156,000 551,284
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 102,700 6,203,127
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 314,420 456,352
PCCW Ltd. 338,000 195,716
652,068
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 62,500 382,826
CLP Holdings Ltd. 144,000 1,420,809
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,500 227,833
Power Assets Holdings Ltd. 118,300 727,060
2,758,528
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 181,351 1,713,617
Food Products 0.1%
WH Group Ltd. Reg. S(b) 808,500 705,839
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 933,872 1,497,582
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 16,968 327,313
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 18,000 1,220,040
Jardine Matheson Holdings
Ltd. 1,100 73,745

52 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Insurance 0.9%
AIA Group Ltd. 1,039,200 13,210,694
Machinery 0.2%
Techtronic Industries Co. Ltd. 117,000 2,116,507
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 224,886 1,410,076
Hang Lung Properties Ltd. 164,000 446,739
Henderson Land
Development Co. Ltd. 126,352 561,447
Hongkong Land Holdings
Ltd. 92,500 449,550
Hongkong Land Holdings
Ltd. 8,800 43,566
New World Development Co.
Ltd. 128,707 680,217
Sino Land Co. Ltd. 246,200 365,239
Sun Hung Kai Properties Ltd. 114,700 1,731,429
Swire Pacific Ltd., Class A 47,500 383,647
Swire Properties Ltd. 104,400 311,734
Wharf Real Estate
Investment Co. Ltd. 139,270 800,193
7,183,837
Road & Rail 0.1%
MTR Corp. Ltd. 136,714 761,351
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 26,900 406,364
40,932,806
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 12,946 1,153,902
Construction Materials 0.2%
CRH plc 67,301 3,180,205
Containers & Packaging 0.1%
Smurfit Kappa Group plc 21,375 1,093,424
Food Products 0.1%
Kerry Group plc, Class A 14,043 1,819,867
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 13,989 2,857,767
10,105,165
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 299,009
Banks 0.2%
Bank Hapoalim BM* 98,687 785,215
Bank Leumi Le-Israel BM* 129,857 912,760
Israel Discount Bank Ltd.,
Class A* 94,959 428,428
Mizrahi Tefahot Bank Ltd.* 11,734 330,286
2,456,689
Chemicals 0.0%
†
ICL Group Ltd. 57,452 368,073
IT Services 0.1%
Wix.com Ltd.* 4,745 1,508,341
Common Stocks
Shares Value ($)
ISRAEL
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 92,849 993,484
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,099 287,866
Software 0.2%
Check Point Software
Technologies Ltd.* 10,188 1,190,060
Nice Ltd.* 5,349 1,292,930
2,482,990
8,396,452
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 10,783 2,311,447
Banks 0.5%
FinecoBank Banca Fineco
SpA * 51,200 883,403
Intesa Sanpaolo SpA * 1,415,991 3,961,028
Mediobanca Banca di
Credito Finanziario SpA * 51,193 579,921
UniCredit SpA 185,859 1,919,950
7,344,302
Beverages 0.0%
†
Davide Campari-Milano NV 47,394 559,796
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 31,089 363,046
Telecom Italia SpA 1,189,583 674,610
1,037,656
Electric Utilities 0.5%
Enel SpA 701,503 6,987,375
Terna Rete Elettrica
Nazionale SpA 127,452 939,047
7,926,422
Electrical Equipment 0.0%
†
Prysmian SpA 21,803 682,550
Gas Utilities 0.1%
Snam SpA 170,230 958,843
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,315 393,093
Health Care Providers & Services 0.0%
†
Amplifon SpA * 10,323 435,787
Insurance 0.2%
Assicurazioni Generali SpA 95,499 1,919,988
Poste Italiane SpA Reg. S(b) 42,922 563,893
2,483,881
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 39,918 764,579
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 218,048 2,601,729
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 8,484 467,460

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 16,537 1,016,504
Transportation Infrastructure 0.1%
Atlantia SpA * 41,505 811,416
29,795,465
JAPAN 23.5%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 29,100 660,377
Yamato Holdings Co. Ltd. 25,500 720,106
1,380,483
Airlines 0.0%
†
ANA Holdings, Inc.* 14,500 332,105
Japan Airlines Co. Ltd.* 12,974 275,131
607,236
Auto Components 0.5%
Aisin Corp. 13,500 520,364
Bridgestone Corp. 45,400 1,819,405
Denso Corp. 37,000 2,391,625
Koito Manufacturing Co. Ltd. 9,100 567,487
NGK Spark Plug Co. Ltd. 13,700 228,791
Stanley Electric Co. Ltd. 10,300 295,168
Sumitomo Electric Industries
Ltd. 64,400 958,763
Toyoda Gosei Co. Ltd. 6,600 161,334
Toyota Industries Corp. 12,600 1,009,235
7,952,172
Automobiles 1.5%
Honda Motor Co. Ltd. 140,700 4,163,150
Isuzu Motors Ltd. 45,300 458,647
Mazda Motor Corp. 44,760 346,811
Nissan Motor Co. Ltd.* 196,800 987,033
Subaru Corp. 52,700 978,266
Suzuki Motor Corp. 31,900 1,211,822
Toyota Motor Corp. 182,220 13,664,298
Yamaha Motor Co. Ltd. 25,700 642,175
22,452,202
Banks 1.1%
Bank of Kyoto Ltd. (The) 5,500 295,068
Chiba Bank Ltd. (The) 45,500 284,121
Concordia Financial Group
Ltd. 81,100 304,397
Fukuoka Financial Group,
Inc. 13,120 223,487
Japan Post Bank Co. Ltd. 30,300 277,127
Mitsubishi UFJ Financial
Group, Inc. 1,056,184 5,644,092
Mizuho Financial Group, Inc. 205,251 2,923,557
Resona Holdings, Inc. 175,501 721,664
Shinsei Bank Ltd. 12,200 177,418
Shizuoka Bank Ltd. (The) 36,600 280,557
Sumitomo Mitsui Financial
Group, Inc. 113,005 3,934,359
Sumitomo Mitsui Trust
Holdings, Inc. 29,476 1,003,997
16,069,844
Beverages 0.3%
Asahi Group Holdings Ltd. 39,500 1,650,770
Coca-Cola Bottlers Japan
Holdings, Inc. 11,800 188,487
Common Stocks
Shares Value ($)
JAPAN
Beverages
Ito En Ltd. 5,100 282,428
Kirin Holdings Co. Ltd. 71,100 1,334,359
Suntory Beverage & Food
Ltd. 10,900 368,132
3,824,176
Biotechnology 0.0%
†
PeptiDream , Inc.* 8,800 377,395
Building Products 0.4%
AGC, Inc. 17,420 794,433
Daikin Industries Ltd. 21,500 4,316,593
Lixil Corp. 24,000 650,547
TOTO Ltd. 12,100 628,085
6,389,658
Capital Markets 0.3%
Daiwa Securities Group, Inc. 122,200 651,209
Japan Exchange Group, Inc. 43,800 1,024,377
Nomura Holdings, Inc. 274,900 1,482,327
SBI Holdings, Inc. 21,670 613,087
3,771,000
Chemicals 1.0%
Air Water, Inc. 15,700 259,220
Asahi Kasei Corp. 108,200 1,138,806
JSR Corp. 16,900 520,787
Kansai Paint Co. Ltd. 15,200 383,100
Kuraray Co. Ltd. 26,200 284,520
Mitsubishi Chemical Holdings
Corp. 107,500 798,995
Mitsubishi Gas Chemical
Co., Inc. 14,800 342,462
Mitsui Chemicals, Inc. 14,320 451,056
Nippon Paint Holdings Co.
Ltd. 61,500 878,547
Nippon Sanso Holdings
Corp. 14,200 267,058
Nissan Chemical Corp. 11,200 576,335
Nitto Denko Corp. 13,810 1,145,745
Shin-Etsu Chemical Co. Ltd. 30,700 5,187,400
Sumitomo Chemical Co. Ltd. 123,900 631,934
Teijin Ltd. 14,860 244,333
Toray Industries, Inc. 114,200 708,949
Tosoh Corp. 21,400 379,218
14,198,465
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 19,650 390,586
Secom Co. Ltd. 18,400 1,528,646
Sohgo Security Services Co.
Ltd. 6,400 280,240
Toppan Printing Co. Ltd. 22,900 390,558
2,590,030
Construction & Engineering 0.1%
Kajima Corp. 36,700 507,392
Obayashi Corp. 53,900 492,036
Shimizu Corp. 46,100 377,303
Taisei Corp. 17,600 649,353
2,026,084
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,700 268,345

54 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Consumer Finance 0.0%
†
Acom Co. Ltd. 38,600 165,440
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 57,800 330,434
ORIX Corp. 114,900 1,857,700
Tokyo Century Corp. 4,200 259,575
2,447,709
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 111,916 2,818,023
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 53,700 650,065
Chugoku Electric Power Co.,
Inc. (The) 22,500 251,593
Kansai Electric Power Co.,
Inc. (The) 57,500 570,400
Kyushu Electric Power Co.,
Inc. 36,300 331,575
Tohoku Electric Power Co.,
Inc. 36,200 319,081
Tokyo Electric Power Co.
Holdings, Inc.* 122,400 361,271
2,483,985
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 10,240 466,491
Mitsubishi Electric Corp. 156,400 2,408,876
Nidec Corp. 38,200 4,428,011
7,303,378
Electronic Equipment, Instruments & Components 1.6%
Azbil Corp. 10,100 407,918
Hamamatsu Photonics KK 11,800 683,529
Hirose Electric Co. Ltd. 2,765 440,677
Hitachi Ltd. 83,260 4,101,917
Ibiden Co. Ltd. 8,700 411,146
Keyence Corp. 15,772 7,585,451
Kyocera Corp. 27,000 1,640,559
Murata Manufacturing Co.
Ltd. 49,600 3,939,206
Omron Corp. 16,300 1,237,326
Shimadzu Corp. 18,800 658,347
TDK Corp. 11,300 1,530,944
Yokogawa Electric Corp. 21,500 390,572
23,027,592
Entertainment 0.6%
Capcom Co. Ltd. 14,300 463,776
Koei Tecmo Holdings Co.
Ltd. 4,810 214,590
Konami Holdings Corp. 8,500 507,409
Nexon Co. Ltd. 42,000 1,391,844
Nintendo Co. Ltd. 9,600 5,500,018
Square Enix Holdings Co.
Ltd. 7,500 417,389
Toho Co. Ltd. 9,400 374,272
8,869,298
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 173 464,075
GLP J-REIT 380 636,727
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs)
Japan Real Estate
Investment Corp. 111 688,758
Japan Retail Fund
Investment Corp. 620 611,112
Nippon Building Fund, Inc. 125 821,426
Nippon Prologis REIT, Inc. 171 548,891
Nomura Real Estate Master
Fund, Inc. 363 574,755
Orix JREIT, Inc. 247 435,895
United Urban Investment
Corp. 260 388,871
5,170,510
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 57,300 1,564,438
Cosmos Pharmaceutical
Corp. 1,800 258,185
Kobe Bussan Co. Ltd. 11,400 304,915
Lawson, Inc. 4,600 206,391
Seven & i Holdings Co. Ltd. 65,000 2,798,496
Sundrug Co. Ltd. 6,000 204,569
Tsuruha Holdings, Inc. 3,500 404,543
Welcia Holdings Co. Ltd. 7,800 243,437
5,984,974
Food Products 0.3%
Ajinomoto Co., Inc. 39,200 783,522
Calbee , Inc. 7,500 179,761
Kikkoman Corp. 13,200 811,008
MEIJI Holdings Co. Ltd. 9,598 594,621
NH Foods Ltd. 6,900 307,892
Nisshin Seifun Group, Inc. 16,152 260,508
Nissin Foods Holdings Co.
Ltd. 5,300 375,893
Toyo Suisan Kaisha Ltd. 7,700 313,930
Yakult Honsha Co. Ltd. 11,800 574,600
Yamazaki Baking Co. Ltd. 9,700 153,671
4,355,406
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 34,380 664,903
Toho Gas Co. Ltd. 6,200 344,148
Tokyo Gas Co. Ltd. 31,580 639,615
1,648,666
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 16,100 433,639
Hoya Corp. 32,300 3,677,456
Olympus Corp. 101,900 2,096,383
Sysmex Corp. 14,600 1,460,075
Terumo Corp. 55,100 2,084,286
9,751,839
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 15,100 270,461
Medipal Holdings Corp. 16,200 297,743
Suzuken Co. Ltd. 5,780 208,241
776,445
Health Care Technology 0.2%
M3, Inc. 38,200 2,642,042
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 265,845

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
JAPAN
Hotels, Restaurants & Leisure
Oriental Land Co. Ltd. 17,300 2,450,670
2,716,515
Household Durables 1.1%
Casio Computer Co. Ltd. 16,000 282,845
Iida Group Holdings Co. Ltd. 12,400 302,342
Panasonic Corp. 189,202 2,233,201
Rinnai Corp. 3,400 341,736
Sekisui Chemical Co. Ltd. 32,400 564,161
Sekisui House Ltd. 52,600 1,063,605
Sharp Corp. 20,300 343,341
Sony Group Corp. 109,000 10,909,202
16,040,433
Household Products 0.1%
Lion Corp. 17,900 335,848
Pigeon Corp. 9,400 318,779
Unicharm Corp. 35,400 1,371,899
2,026,526
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 8,500 310,048
Toshiba Corp. 33,070 1,363,634
1,673,682
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 94,000 1,691,848
Japan Post Holdings Co.
Ltd.* 136,300 1,144,849
Japan Post Insurance Co.
Ltd. 20,900 402,934
MS&AD Insurance Group
Holdings, Inc. 38,355 1,086,616
Sompo Holdings, Inc. 28,825 1,071,588
T&D Holdings, Inc. 44,700 548,006
Tokio Marine Holdings, Inc. 54,500 2,611,428
8,557,269
Interactive Media & Services 0.1%
Kakaku.com, Inc. 11,900 323,608
Z Holdings Corp. 228,800 1,055,374
1,378,982
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 7,100 349,642
Rakuten Group, Inc. 72,900 926,237
ZOZO, Inc. 8,500 286,601
1,562,480
IT Services 0.6%
Fujitsu Ltd. 16,910 2,678,953
GMO Payment Gateway, Inc. 3,400 431,178
Itochu Techno-Solutions
Corp. 8,200 283,303
NEC Corp. 22,400 1,304,190
Nomura Research Institute
Ltd. 26,854 825,152
NTT Data Corp. 53,700 834,908
Obic Co. Ltd. 6,000 1,154,399
Otsuka Corp. 8,500 428,289
SCSK Corp. 4,800 278,583
TIS, Inc. 21,000 519,852
8,738,807
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 17,349 1,272,389
Sega Sammy Holdings, Inc. 13,600 195,313
Common Stocks
Shares Value ($)
JAPAN
Leisure Products
Shimano, Inc. 6,500 1,487,101
Yamaha Corp. 12,200 664,573
3,619,376
Machinery 1.3%
Amada Co. Ltd. 28,100 304,376
Daifuku Co. Ltd. 8,600 852,154
FANUC Corp. 16,600 3,827,309
Harmonic Drive Systems,
Inc. 3,200 215,331
Hino Motors Ltd. 27,500 230,387
Hitachi Construction
Machinery Co. Ltd. 9,400 288,767
Hoshizaki Corp. 4,200 372,901
Komatsu Ltd. 74,700 2,192,521
Kubota Corp. 88,000 2,070,499
Kurita Water Industries Ltd. 9,400 433,666
Makita Corp. 18,800 845,725
MINEBEA MITSUMI, Inc. 30,200 758,059
MISUMI Group, Inc. 25,900 730,214
Mitsubishi Heavy Industries
Ltd. 26,520 787,380
Miura Co. Ltd. 8,000 419,687
Nabtesco Corp. 9,900 445,584
NGK Insulators Ltd. 20,500 373,759
NSK Ltd. 34,600 318,300
SMC Corp. 4,900 2,846,728
THK Co. Ltd. 10,600 361,016
Yaskawa Electric Corp. 20,400 941,722
19,616,085
Marine 0.0%
†
Nippon Yusen KK 12,440 488,694
Media 0.1%
CyberAgent , Inc. 36,800 755,242
Dentsu Group, Inc. 19,661 604,884
Hakuhodo DY Holdings, Inc. 17,400 293,294
1,653,420
Metals & Mining 0.2%
Hitachi Metals Ltd. 16,400 318,225
JFE Holdings, Inc. 39,800 522,068
Nippon Steel Corp. 69,406 1,208,116
Sumitomo Metal Mining Co.
Ltd. 20,000 849,824
2,898,233
Multiline Retail 0.1%
Marui Group Co. Ltd. 16,900 316,522
Pan Pacific International
Holdings Corp. 34,600 745,793
Ryohin Keikaku Co. Ltd. 21,900 461,164
1,523,479
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 264,817 1,135,923
Idemitsu Kosan Co. Ltd. 15,744 375,503
Inpex Corp. 89,900 608,767
2,120,193
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 73,900 466,169
Personal Products 0.4%
Kao Corp. 42,100 2,704,226

56 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Personal Products
Kobayashi Pharmaceutical
Co. Ltd. 4,100 365,962
Kose Corp. 2,900 436,432
Pola Orbis Holdings, Inc. 7,200 186,742
Shiseido Co. Ltd. 34,300 2,489,423
6,182,785
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 160,500 2,410,367
Chugai Pharmaceutical Co.
Ltd. 57,700 2,167,981
Daiichi Sankyo Co. Ltd. 147,000 3,750,654
Eisai Co. Ltd. 21,800 1,423,568
Hisamitsu Pharmaceutical
Co., Inc. 4,000 232,901
Kyowa Kirin Co. Ltd. 22,300 678,111
Nippon Shinyaku Co. Ltd. 3,500 235,926
Ono Pharmaceutical Co. Ltd. 31,100 783,214
Otsuka Holdings Co. Ltd. 33,900 1,304,558
Santen Pharmaceutical Co.
Ltd. 33,000 422,880
Shionogi & Co. Ltd. 22,800 1,199,473
Sumitomo Dainippon Pharma
Co. Ltd. 16,200 281,038
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 192,755
Takeda Pharmaceutical Co.
Ltd. 134,997 4,515,090
19,598,516
Professional Services 0.4%
Nihon M&A Center, Inc. 24,800 648,653
Persol Holdings Co. Ltd. 16,900 310,896
Recruit Holdings Co. Ltd. 116,700 5,278,664
6,238,213
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 7,450 118,248
Daito Trust Construction Co.
Ltd. 5,600 595,664
Daiwa House Industry Co.
Ltd. 49,100 1,454,087
Hulic Co. Ltd. 26,500 301,819
Mitsubishi Estate Co. Ltd. 103,200 1,696,414
Mitsui Fudosan Co. Ltd. 79,800 1,731,495
Nomura Real Estate
Holdings, Inc. 10,200 251,174
Sumitomo Realty &
Development Co. Ltd. 26,100 869,460
Tokyu Fudosan Holdings
Corp. 58,800 326,766
7,345,127
Road & Rail 0.7%
Central Japan Railway Co. 12,600 1,841,489
East Japan Railway Co. 26,390 1,804,140
Hankyu Hanshin Holdings,
Inc. 18,500 582,222
Keikyu Corp. 19,600 250,813
Keio Corp. 8,880 577,349
Keisei Electric Railway Co.
Ltd. 11,800 367,914
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Kintetsu Group Holdings Co.
Ltd.* 15,550 555,718
Kyushu Railway Co. 12,500 280,614
Nagoya Railroad Co. Ltd.* 14,500 332,585
Nippon Express Co. Ltd. 6,650 508,334
Odakyu Electric Railway Co.
Ltd. 24,350 658,482
Seibu Holdings, Inc. 16,200 174,420
Tobu Railway Co. Ltd. 17,600 452,460
Tokyu Corp. 45,650 587,138
West Japan Railway Co. 13,400 738,784
9,712,462
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 17,400 1,646,187
Disco Corp. 2,400 775,384
Lasertec Corp. 6,400 1,121,872
Renesas Electronics Corp.* 63,900 743,451
Rohm Co. Ltd. 7,200 711,084
SUMCO Corp. 23,700 612,412
Tokyo Electron Ltd. 12,900 5,681,912
11,292,302
Software 0.1%
Oracle Corp. Japan 3,200 300,371
Trend Micro, Inc. 10,900 518,247
818,618
Specialty Retail 0.5%
ABC-Mart, Inc. 2,500 133,697
Fast Retailing Co. Ltd. 5,000 4,107,547
Hikari Tsushin, Inc. 1,900 381,508
Nitori Holdings Co. Ltd. 7,000 1,254,570
Shimamura Co. Ltd. 1,600 158,440
USS Co. Ltd. 20,500 371,806
Yamada Holdings Co. Ltd. 66,800 332,611
6,740,179
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 20,300 429,528
Canon, Inc. 84,600 2,004,683
FUJIFILM Holdings Corp. 31,500 2,043,848
Ricoh Co. Ltd. 57,500 611,624
Seiko Epson Corp. 23,700 403,192
5,492,875
Tobacco 0.1%
Japan Tobacco, Inc. 102,100 1,910,184
Trading Companies & Distributors 0.9%
ITOCHU Corp. 115,400 3,600,317
Marubeni Corp. 141,200 1,174,814
Mitsubishi Corp. 116,100 3,209,810
Mitsui & Co. Ltd. 140,600 2,965,221
MonotaRO Co. Ltd. 23,000 585,765
Sumitomo Corp. 103,000 1,403,139
Toyota Tsusho Corp. 17,600 744,655
13,683,721
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 4,800 215,433
Wireless Telecommunication Services 1.3%
KDDI Corp. 139,800 4,230,613
SoftBank Corp. 244,900 3,159,277

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 135,400 12,216,627
19,606,517
343,269,672
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 15,558 524,626
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 11,363 1,124,718
Media 0.0%
†
SES SA, Receipts 34,353 260,305
Metals & Mining 0.1%
ArcelorMittal SA 62,313 1,817,499
3,202,522
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd.* 191,000 1,676,956
Sands China Ltd.* 209,100 991,195
SJM Holdings Ltd. 177,000 228,643
Wynn Macau Ltd.* 110,800 212,809
3,109,603
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
MEXICO 0.0%
†
Metals & Mining 0.0%
†
Fresnillo plc 15,122 171,948
NETHERLANDS 4.8%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 33,570 433,937
ING Groep NV 336,473 4,301,744
4,735,681
Beverages 0.2%
Heineken Holding NV 9,790 972,084
Heineken NV(a) 22,337 2,589,529
3,561,613
Biotechnology 0.1%
Argenx SE*(a) 3,824 1,100,383
Chemicals 0.3%
Akzo Nobel NV 16,972 2,038,082
Koninklijke DSM NV 14,929 2,677,121
4,715,203
Diversified Financial Services 0.1%
EXOR NV 8,959 738,057
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 304,572 1,049,251
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 95,108 2,559,918
Food Products 0.0%
†
JDE Peet's NV* 6,153 239,148
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 78,719 4,435,721
Insurance 0.1%
Aegon NV 148,754 691,621
NN Group NV 24,954 1,247,457
1,939,078
IT Services 0.3%
Adyen NV Reg. S*(b) 1,553 3,813,422
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 5,933 271,784
Royal Dutch Shell plc, Class
A 354,367 6,656,275
Royal Dutch Shell plc, Class
B 320,232 5,733,834
12,661,893
Professional Services 0.2%
Randstad NV 9,845 711,261
Wolters Kluwer NV 23,302 2,109,265
2,820,526
Semiconductors & Semiconductor Equipment 1.7%
ASM International NV 4,185 1,273,272
ASML Holding NV 36,663 23,869,663
25,142,935
69,512,829
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 157,321 494,881
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,435 260,756
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 68,213 372,619
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 48,998 1,259,713
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,475 350,081
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 119,267 456,465
Software 0.1%
Xero Ltd.* 10,581 1,146,850
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 114,437 620,800
4,962,165
NORWAY 0.5%
Banks 0.1%
DNB ASA 78,999 1,697,289
Diversified Telecommunication Services 0.1%
Telenor ASA 60,179 1,073,915
Food Products 0.1%
Mowi ASA 37,087 916,932
Orkla ASA 69,726 711,982
1,628,914

58 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NORWAY
Insurance 0.0%
†
Gjensidige Forsikring ASA 17,090 389,406
Media 0.0%
†
Schibsted ASA, Class A* 6,206 312,311
Schibsted ASA, Class B* 8,432 369,245
681,556
Metals & Mining 0.1%
Norsk Hydro ASA 112,441 718,336
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 85,354 1,726,442
7,915,858
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 241,807 1,345,768
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 22,323 407,622
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 42,446 488,979
2,242,369
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 41,655 369,415
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 11,320 1,797,220
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 144,400 418,987
Airlines 0.0%
†
Singapore Airlines Ltd.* 103,482 393,715
Banks 0.6%
DBS Group Holdings Ltd. 155,250 3,491,503
Oversea-Chinese Banking
Corp. Ltd. 290,089 2,660,736
United Overseas Bank Ltd. 102,962 2,058,232
8,210,471
Capital Markets 0.0%
†
Singapore Exchange Ltd. 66,400 520,635
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 720,203 1,351,566
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 26,000 393,039
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 277,413 647,622
CapitaLand Integrated
Commercial Trust 376,814 608,996
Mapletree Commercial Trust 185,300 305,057
Mapletree Logistics Trust 225,049 336,097
Suntec REIT 156,600 179,968
2,077,740
Common Stocks
Shares Value ($)
SINGAPORE
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 567,117 368,160
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 133,100 541,217
Real Estate Management & Development 0.1%
CapitaLand Ltd. 218,645 610,286
City Developments Ltd. 37,599 222,600
UOL Group Ltd. 32,113 185,580
1,018,466
15,293,996
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 105,998 4,501,013
SPAIN 2.5%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 576,138 3,228,264
Banco Santander SA 1,491,102 5,760,738
CaixaBank SA* 388,918 1,247,397
10,236,399
Biotechnology 0.0%
†
Grifols SA 25,132 681,380
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 20,938 682,719
Ferrovial SA 42,465 1,206,690
1,889,409
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 38,691 2,188,910
Telefonica SA(a) 444,210 2,060,400
4,249,310
Electric Utilities 0.6%
Endesa SA 26,814 704,654
Iberdrola SA 528,689 7,152,918
Red Electrica Corp. SA 35,718 655,909
8,513,481
Electrical Equipment 0.1%
Siemens Gamesa
Renewable Energy SA* 20,321 735,058
Gas Utilities 0.1%
Enagas SA 21,065 458,841
Naturgy Energy Group SA(a) 24,384 625,188
1,084,029
IT Services 0.2%
Amadeus IT Group SA* 38,951 2,652,413
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 126,282 1,505,244
Specialty Retail 0.2%
Industria de Diseno Textil
SA(a) 95,205 3,389,474
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,755 1,000,919
35,937,116

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
SWEDEN 3.4%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 141,643 1,817,444
Svenska Handelsbanken AB,
Class A 135,224 1,568,581
Swedbank AB, Class A 78,436 1,378,021
4,764,046
Building Products 0.2%
Assa Abloy AB, Class B 85,275 2,431,451
Nibe Industrier AB, Class B 26,191 958,758
3,390,209
Capital Markets 0.1%
EQT AB 21,660 732,856
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 25,466 434,145
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 253,975 3,491,405
Construction & Engineering 0.1%
Skanska AB, Class B 28,525 773,821
Diversified Financial Services 0.4%
Industrivarden AB, Class A 8,770 336,452
Industrivarden AB, Class C 13,229 477,659
Investor AB, Class B 39,635 3,366,641
Kinnevik AB, Class B* 20,701 1,144,314
L E Lundbergforetagen AB,
Class B 6,536 373,582
5,698,648
Diversified Telecommunication Services 0.1%
Telia Co. AB 207,022 857,845
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 24,011 2,289,842
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 9,390 432,575
Hotels, Restaurants & Leisure 0.2%
Evolution Gaming Group AB
Reg. S(b) 13,818 2,730,216
Household Durables 0.1%
Electrolux AB Series B 18,497 519,070
Husqvarna AB, Class B 34,039 474,044
993,114
Household Products 0.1%
Essity AB, Class B 53,268 1,738,773
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 13,931 426,294
Machinery 1.0%
Alfa Laval AB(a) 26,443 898,038
Atlas Copco AB, Class A 58,436 3,542,355
Atlas Copco AB, Class B 34,051 1,768,461
Epiroc AB, Class A 56,664 1,228,506
Epiroc AB, Class B 35,314 693,012
Sandvik AB 97,256 2,402,403
SKF AB, Class B 32,284 833,888
Volvo AB, Class B 123,760 3,038,054
14,404,717
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining 0.1%
Boliden AB 23,402 912,056
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 16,273 519,434
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 51,074 896,103
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 8,328 480,530
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B* 69,679 1,717,645
Tobacco 0.1%
Swedish Match AB 13,793 1,132,699
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B(a) 39,807 515,077
49,332,050
SWITZERLAND 9.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,796 285,145
Beverages 0.0%
†
Coca-Cola HBC AG 17,268 597,078
Building Products 0.1%
Geberit AG (Registered) 3,214 2,118,492
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 210,218 2,217,259
Julius Baer Group Ltd. 19,343 1,218,525
Partners Group Holding AG 1,642 2,345,442
UBS Group AG (Registered) 314,702 4,813,466
10,594,692
Chemicals 0.5%
Clariant AG (Registered) 18,521 387,589
EMS- Chemie Holding AG
(Registered) 688 642,522
Givaudan SA (Registered) 798 3,342,636
Sika AG (Registered) 12,344 3,680,093
8,052,840
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 44,916 2,767,634
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,227 1,207,747
Electrical Equipment 0.4%
ABB Ltd. (Registered) 159,898 5,190,721
Food Products 2.2%
Barry Callebaut AG
(Registered) 307 677,749
Chocoladefabriken Lindt &
Spruengli AG* 90 834,589
Chocoladefabriken Lindt &
Spruengli AG (Registered)* 8 790,161

60 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Nestle SA (Registered) 248,145 29,583,239
31,885,738
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 42,634 3,200,365
Sonova Holding AG
(Registered)* 4,703 1,392,095
Straumann Holding AG
(Registered) 883 1,266,312
5,858,772
Insurance 0.7%
Baloise Holding AG
(Registered)* 4,194 709,189
Swiss Life Holding AG
(Registered) 2,650 1,292,051
Swiss Re AG 24,391 2,267,587
Zurich Insurance Group AG 12,973 5,323,938
9,592,765
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 6,431 4,092,253
Machinery 0.1%
Schindler Holding AG 3,453 982,158
Schindler Holding AG
(Registered) 1,617 449,685
1,431,843
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,611 1,378,221
Pharmaceuticals 2.6%
Novartis AG (Registered) 191,008 16,315,610
Roche Holding AG 63,316 20,689,703
Vifor Pharma AG 4,243 611,646
37,616,959
Professional Services 0.2%
Adecco Group AG
(Registered) 12,971 878,128
SGS SA (Registered) 521 1,543,102
2,421,230
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,797 661,176
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 54,674 2,047,151
Software 0.1%
Temenos AG (Registered) 5,561 817,269
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 14,283 1,597,867
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 45,103 4,628,072
Swatch Group AG (The) 2,588 793,683
Swatch Group AG (The)
(Registered) 3,767 225,891
5,647,646
135,863,239
Common Stocks
Shares Value ($)
UNITED KINGDOM 11.9%
Aerospace & Defense 0.2%
BAE Systems plc 280,014 1,959,536
Rolls-Royce Holdings plc* 713,930 1,033,072
2,992,608
Banks 1.4%
Barclays plc 1,480,290 3,586,188
HSBC Holdings plc 1,759,858 11,005,934
Lloyds Banking Group plc 6,142,438 3,852,484
Natwest Group plc 412,874 1,120,747
Standard Chartered plc 232,217 1,666,761
21,232,114
Beverages 0.7%
Coca-Cola European
Partners plc 17,201 977,361
Diageo plc 202,078 9,071,461
10,048,822
Capital Markets 0.5%
3i Group plc 83,817 1,483,538
Hargreaves Lansdown plc 27,669 656,833
London Stock Exchange
Group plc 27,459 2,805,385
Schroders plc 10,325 514,316
St James's Place plc 45,054 847,420
Standard Life Aberdeen plc 188,812 724,237
7,031,729
Chemicals 0.1%
Croda International plc 11,817 1,103,692
Johnson Matthey plc 15,978 716,981
1,820,673
Commercial Services & Supplies 0.1%
Rentokil Initial plc 157,704 1,089,624
Diversified Financial Services 0.0%
†
M&G plc 216,704 650,191
Diversified Telecommunication Services 0.1%
BT Group plc* 772,096 1,758,454
Electric Utilities 0.1%
SSE plc 90,886 1,842,101
Electronic Equipment, Instruments & Components 0.1%
Halma plc 32,375 1,156,894
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 79,196 566,810
Land Securities Group plc 63,213 629,048
Segro plc 101,747 1,412,668
2,608,526
Food & Staples Retailing 0.2%
J Sainsbury plc 147,878 485,340
Tesco plc 661,187 2,017,377
Wm Morrison Supermarkets
plc 202,464 486,025
2,988,742
Food Products 0.1%
Associated British Foods plc* 32,374 1,031,541
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 75,401 1,634,896
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 154,536 3,354,684
Entain plc* 49,719 1,160,981

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
InterContinental Hotels
Group plc* 14,658 1,042,873
Whitbread plc* 18,292 819,216
6,377,754
Household Durables 0.2%
Barratt Developments plc 86,524 922,171
Berkeley Group Holdings plc 10,477 669,288
Persimmon plc 27,084 1,171,064
Taylor Wimpey plc 328,648 814,821
3,577,344
Household Products 0.4%
Reckitt Benckiser Group plc 61,320 5,465,923
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 236,386 1,937,000
DCC plc 8,193 710,832
Melrose Industries plc 411,144 925,637
Smiths Group plc 33,321 747,748
4,321,217
Insurance 0.8%
Admiral Group plc 17,244 745,076
Aviva plc 341,116 1,885,071
Direct Line Insurance Group
plc 114,270 449,987
Legal & General Group plc 520,775 1,959,872
Phoenix Group Holdings plc 45,108 443,067
Prudential plc 225,425 4,775,009
RSA Insurance Group plc 86,246 812,788
11,070,870
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S*(b) 81,858 644,412
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 42,321 1,225,492
Machinery 0.2%
CNH Industrial NV 87,646 1,307,934
Spirax-Sarco Engineering plc 6,228 1,016,028
2,323,962
Media 0.2%
Informa plc* 127,579 990,173
Pearson plc 67,700 776,292
WPP plc 105,160 1,416,384
3,182,849
Multiline Retail 0.1%
Next plc* 11,369 1,225,896
Multi-Utilities 0.3%
National Grid plc 307,382 3,874,884
Oil, Gas & Consumable Fuels 0.5%
BP plc 1,747,376 7,294,393
Paper & Forest Products 0.1%
Mondi plc 41,133 1,115,827
Personal Products 0.9%
Unilever plc 225,895 13,218,079
Pharmaceuticals 1.4%
AstraZeneca plc 112,692 12,005,703
GlaxoSmithKline plc 433,530 8,019,042
20,024,745
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services 0.6%
Experian plc 79,133 3,054,139
Intertek Group plc 13,696 1,160,691
RELX plc 166,465 4,328,588
8,543,418
Software 0.1%
AVEVA Group plc 10,557 507,293
Sage Group plc (The) 92,112 811,399
1,318,692
Specialty Retail 0.1%
JD Sports Fashion plc* 40,832 517,697
Kingfisher plc* 179,019 883,236
1,400,933
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc* 34,197 973,030
Tobacco 0.6%
British American Tobacco plc 198,234 7,355,199
Imperial Brands plc 81,982 1,706,339
9,061,538
Trading Companies & Distributors 0.2%
Ashtead Group plc 39,269 2,521,625
Bunzl plc 28,292 909,074
3,430,699
Water Utilities 0.1%
Severn Trent plc 21,436 733,187
United Utilities Group plc 57,181 764,445
1,497,632
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,310,936 4,347,249
173,403,753
UNITED STATES 0.6%
Automobiles 0.2%
Stellantis NV 179,432 2,986,005
Construction Materials 0.1%
James Hardie Industries plc
CHDI 37,737 1,249,123
Energy Equipment & Services 0.0%
†
Tenaris SA 43,077 462,824
Life Sciences Tools & Services 0.1%
QIAGEN NV* 19,632 956,646
Software 0.0%
†
CyberArk Software Ltd.* 3,215 451,708
Trading Companies & Distributors 0.2%
Ferguson plc 19,200 2,420,979
8,527,285
Total Common Stocks
(cost $976,112,097) 1,441,085,124

62 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Index Fund
Short-Term Investment 2.5%
Shares Value ($)
Money Market Fund   2.5%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01% (c)(d) 37,118,570 37,118,570
Total Short-Term Investment
(cost $37,118,570) 37,118,570
Total Investments
(cost $1,013,230,667) — 101.1% 1,478,203,694
Liabilities in excess of other assets
— (1.1)% (16,326,678)
NET ASSETS — 100.0%
$ 1,461,877,016
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $28,532,176, which was collateralized by cash
used to purchase a money market fund with a total value of
$37,118,570 and by $795,265 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $37,913,835.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$27,548,932 which represents 1.88% of net assets.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $37,118,570.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide International Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 63
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 146 6/2021 EUR 6,915,823 55,490
FTSE 100 Index 44 6/2021 GBP 4,215,655 51,436
Nikkei 225 Index 33 6/2021 JPY 4,366,182 (16,091)
SPI 200 Index 16 6/2021 AUD 2,157,596 2,301
93,136
At April 30, 2021, the Fund had $1,017,861 segregated in foreign currency as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.* 24,336 3,689,581
Curtiss-Wright Corp. 15,515 1,984,369
Hexcel Corp.* 32,128 1,812,340
Mercury Systems, Inc.* 21,576 1,623,378
9,109,668
Air Freight & Logistics 0.6%
XPO Logistics, Inc.*(a) 39,067 5,435,001
Airlines 0.3%
JetBlue Airways Corp.* 120,192 2,447,109
Auto Components 1.7%
Adient plc* 36,136 1,674,542
Dana, Inc. 55,593 1,406,503
Fox Factory Holding Corp.* 16,066 2,461,793
Gentex Corp. 92,870 3,267,167
Goodyear Tire & Rubber Co.
(The)* 89,648 1,542,842
Lear Corp.(a) 20,872 3,837,108
Visteon Corp.* 10,728 1,306,778
15,496,733
Automobiles 0.6%
Harley-Davidson, Inc.(a) 58,910 2,849,477
Thor Industries, Inc.(a) 21,083 2,985,142
5,834,619
Banks 7.4%
Associated Banc-Corp. 58,687 1,284,658
BancorpSouth Bank 37,053 1,096,398
Bank of Hawaii Corp. 15,403 1,399,979
Bank OZK 46,454 1,904,150
Cathay General Bancorp 28,752 1,163,881
CIT Group, Inc. 37,929 2,021,236
Commerce Bancshares, Inc. 40,151 3,124,149
Cullen/Frost Bankers, Inc. 21,585 2,591,495
East West Bancorp, Inc. 54,040 4,115,146
First Financial Bankshares ,
Inc.(a) 54,128 2,656,602
First Horizon Corp. 211,862 3,874,956
FNB Corp. 123,667 1,594,068
Fulton Financial Corp. 62,452 1,064,807
Glacier Bancorp, Inc. 36,221 2,135,228
Hancock Whitney Corp. 33,357 1,542,428
Home BancShares , Inc. 58,436 1,626,274
International Bancshares Corp. 21,428 1,015,473
PacWest Bancorp 44,874 1,947,980
Pinnacle Financial Partners,
Inc. 28,904 2,533,147
Prosperity Bancshares, Inc. 35,349 2,593,203
Signature Bank 21,812 5,485,936
Sterling Bancorp(a) 74,274 1,866,506
Synovus Financial Corp. 56,536 2,649,277
TCF Financial Corp. 58,064 2,643,073
Texas Capital Bancshares,
Inc.* 19,395 1,331,079
Trustmark Corp. 24,408 791,063
UMB Financial Corp.(a) 16,672 1,617,684
Umpqua Holdings Corp. 84,698 1,578,771
United Bankshares , Inc.(a) 48,915 1,920,892
Valley National Bancorp 154,059 2,121,392
Webster Financial Corp. 34,691 1,835,501
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 21,852 1,684,789
66,811,221
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 3,517 4,278,395
Biotechnology 1.9%
Arrowhead Pharmaceuticals,
Inc.* 39,469 2,871,764
Emergent BioSolutions , Inc.* 17,409 1,061,601
Exelixis , Inc.* 118,764 2,923,970
Halozyme Therapeutics,
Inc.*(a) 48,861 2,440,607
Ligand Pharmaceuticals,
Inc.*(a) 6,384 931,362
Neurocrine Biosciences, Inc.* 35,989 3,400,600
United Therapeutics Corp.* 16,986 3,423,698
17,053,602
Building Products 2.1%
Builders FirstSource , Inc.* 78,761 3,833,298
Lennox International, Inc. 13,112 4,396,978
Owens Corning 40,311 3,902,508
Simpson Manufacturing Co.,
Inc. 16,647 1,876,117
Trex Co., Inc.* 44,216 4,774,886
18,783,787
Capital Markets 2.3%
Affiliated Managers Group,
Inc. 16,207 2,612,082
Evercore , Inc., Class A 16,147 2,262,679
FactSet Research Systems,
Inc. 14,508 4,877,880
Federated Hermes, Inc., Class
B 36,161 1,041,437
Interactive Brokers Group,
Inc., Class A 31,048 2,220,553
Janus Henderson Group plc 65,572 2,255,021
SEI Investments Co. 45,357 2,786,734
Stifel Financial Corp. 39,943 2,763,656
20,820,042
Chemicals 2.6%
Ashland Global Holdings, Inc. 20,962 1,807,134
Avient Corp. 34,522 1,752,682
Cabot Corp. 21,745 1,193,366
Chemours Co. (The) 63,472 1,916,854
Ingevity Corp.* 15,383 1,201,105
Minerals Technologies, Inc. 12,995 1,015,429
NewMarket Corp. 2,816 975,997
Olin Corp. 54,191 2,331,839
RPM International, Inc. 49,699 4,713,453
Scotts Miracle- Gro Co. (The) 15,519 3,587,372
Sensient Technologies Corp. 16,273 1,338,292
Valvoline, Inc. 69,666 2,187,512
24,021,035
Commercial Services & Supplies 1.8%
Brink's Co. (The) 19,026 1,520,558
Clean Harbors, Inc.* 19,364 1,722,621

Nationwide Mid Cap Market Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc. 28,730 860,463
Herman Miller, Inc. 22,645 939,768
IAA, Inc.* 51,233 3,217,945
KAR Auction Services, Inc.* 49,842 747,132
MSA Safety, Inc. 13,798 2,218,166
Stericycle, Inc.*(a) 35,218 2,686,429
Tetra Tech, Inc. 20,654 2,636,070
16,549,152
Communications Equipment 0.8%
Ciena Corp.* 59,165 2,986,057
Lumentum Holdings, Inc.* 28,800 2,449,440
NetScout Systems, Inc.* 28,245 739,878
ViaSat , Inc.* 25,015 1,295,527
7,470,902
Construction & Engineering 1.4%
AECOM* 56,353 3,743,530
Dycom Industries, Inc.*(a) 11,763 1,103,487
EMCOR Group, Inc. 20,827 2,495,075
Fluor Corp.* 48,136 1,106,165
MasTec , Inc.* 21,666 2,261,064
Valmont Industries, Inc. 8,152 2,012,321
12,721,642
Construction Materials 0.2%
Eagle Materials, Inc.* 16,107 2,225,021
Consumer Finance 0.8%
FirstCash , Inc. 15,772 1,136,057
LendingTree , Inc.*(a) 4,187 864,574
Navient Corp. 70,630 1,188,703
PROG Holdings, Inc. 26,023 1,325,611
SLM Corp. 127,433 2,505,333
7,020,278
Containers & Packaging 0.9%
AptarGroup, Inc. 24,839 3,745,970
Greif, Inc., Class A 10,008 605,584
Silgan Holdings, Inc. 30,021 1,265,986
Sonoco Products Co. 38,564 2,524,399
8,141,939
Diversified Consumer Services 1.1%
Adtalem Global Education,
Inc.* 18,829 646,023
Graham Holdings Co., Class B 1,553 987,102
Grand Canyon Education,
Inc.* 18,006 1,949,870
H&R Block, Inc. 70,452 1,568,262
Service Corp. International 64,562 3,450,193
Strategic Education, Inc. 9,367 703,087
WW International, Inc.* 18,280 507,087
9,811,624
Diversified Financial Services 0.3%
Jefferies Financial Group, Inc. 77,805 2,529,441
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 45,409 1,725,088
Electric Utilities 1.0%
ALLETE, Inc. 19,972 1,405,230
Common Stocks
Shares Value ($)
Electric Utilities
Hawaiian Electric Industries,
Inc. 41,965 1,807,013
IDACORP, Inc. 19,128 1,960,237
OGE Energy Corp. 76,047 2,552,137
PNM Resources, Inc. 32,932 1,625,524
9,350,141
Electrical Equipment 1.7%
Acuity Brands, Inc.(a) 13,839 2,567,411
EnerSys 16,382 1,500,264
Hubbell, Inc. 20,718 3,978,063
nVent Electric plc 64,627 1,967,892
Regal Beloit Corp. 15,422 2,227,400
Sunrun , Inc.* 61,003 2,989,147
15,230,177
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 28,437 3,243,809
Avnet, Inc. 38,233 1,679,193
Belden, Inc. 17,159 742,641
Cognex Corp. 67,306 5,796,393
Coherent, Inc.* 9,294 2,416,347
II-VI, Inc.* 39,905 2,679,222
Jabil, Inc. 51,545 2,701,989
Littelfuse , Inc. 9,346 2,478,933
National Instruments Corp. 50,581 2,094,559
SYNNEX Corp. 15,864 1,922,717
Vishay Intertechnology , Inc. 50,930 1,251,350
Vontier Corp.* 64,751 2,029,296
29,036,449
Energy Equipment & Services 0.2%
ChampionX Corp.* 71,658 1,505,535
Entertainment 0.2%
Cinemark Holdings, Inc.*(a) 41,464 879,037
World Wrestling Entertainment,
Inc., Class A 17,961 989,831
1,868,868
Equity Real Estate Investment Trusts (REITs) 8.8%
American Campus
Communities, Inc. 52,881 2,390,750
Apartment Income REIT Corp. 56,580 2,554,587
Brixmor Property Group, Inc. 112,763 2,519,125
Camden Property Trust 37,240 4,486,675
CoreSite Realty Corp. 16,434 1,996,567
Corporate Office Properties
Trust 42,612 1,194,840
Cousins Properties, Inc. 57,092 2,093,564
CyrusOne , Inc. 45,913 3,343,844
Douglas Emmett, Inc. 62,566 2,098,464
EastGroup Properties, Inc. 15,243 2,418,454
EPR Properties* 28,730 1,370,708
First Industrial Realty Trust,
Inc. 49,595 2,468,343
Healthcare Realty Trust, Inc. 53,692 1,726,735
Highwoods Properties, Inc. 39,915 1,787,793
Hudson Pacific Properties, Inc. 58,015 1,630,802
JBG SMITH Properties 42,490 1,385,599
Kilroy Realty Corp. 40,293 2,761,682
Lamar Advertising Co., Class A 32,965 3,264,854
Life Storage, Inc. 28,691 2,756,057

66 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Macerich Co. (The) 43,964 606,263
Medical Properties Trust, Inc. 221,681 4,888,066
National Retail Properties, Inc. 66,767 3,099,324
Omega Healthcare Investors,
Inc. 88,363 3,357,794
Park Hotels & Resorts, Inc.* 89,618 1,999,378
Pebblebrook Hotel Trust 50,467 1,205,152
Physicians Realty Trust 80,874 1,514,770
PotlatchDeltic Corp. 25,708 1,526,027
PS Business Parks, Inc. 7,721 1,253,659
Rayonier, Inc. 52,970 1,921,752
Rexford Industrial Realty, Inc. 49,976 2,776,167
Sabra Health Care REIT, Inc. 80,948 1,470,825
Service Properties Trust 63,381 780,537
SL Green Realty Corp. 26,648 1,972,218
Spirit Realty Capital, Inc. 44,133 2,098,083
STORE Capital Corp. 91,404 3,271,349
Urban Edge Properties 42,308 797,506
Weingarten Realty Investors 46,147 1,492,394
80,280,707
Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings,
Inc.* 52,755 2,356,566
Casey's General Stores, Inc. 14,082 3,128,880
Grocery Outlet Holding Corp.* 33,306 1,345,229
Sprouts Farmers Market, Inc.* 45,331 1,160,927
7,991,602
Food Products 1.8%
Darling Ingredients, Inc.* 62,125 4,314,581
Flowers Foods, Inc. 74,644 1,788,470
Hain Celestial Group, Inc.
(The)* 31,502 1,291,897
Ingredion, Inc. 25,797 2,409,698
Lancaster Colony Corp. 7,533 1,391,421
Pilgrim's Pride Corp.* 18,345 439,546
Post Holdings, Inc.* 22,765 2,590,202
Sanderson Farms, Inc. 7,642 1,257,338
Tootsie Roll Industries, Inc.(a) 6,606 208,552
TreeHouse Foods, Inc.* 21,479 1,022,400
16,714,105
Gas Utilities 1.3%
National Fuel Gas Co. 34,509 1,713,717
New Jersey Resources Corp. 36,998 1,552,066
ONE Gas, Inc. 20,472 1,647,382
Southwest Gas Holdings, Inc. 21,990 1,533,143
Spire, Inc. 19,857 1,496,026
UGI Corp. 79,536 3,476,519
11,418,853
Health Care Equipment & Supplies 3.5%
Avanos Medical, Inc.* 18,332 792,126
Cantel Medical Corp.* 14,451 1,270,387
Envista Holdings Corp.* 61,390 2,656,959
Globus Medical, Inc., Class A* 29,693 2,131,067
Haemonetics Corp.* 19,296 1,297,849
Hill-Rom Holdings, Inc. 25,262 2,784,378
ICU Medical, Inc.* 7,557 1,573,896
Integra LifeSciences Holdings
Corp.*(a) 26,859 1,989,715
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
LivaNova plc* 18,700 1,587,069
Masimo Corp.* 19,427 4,520,080
Neogen Corp.* 20,188 1,938,250
NuVasive , Inc.* 19,743 1,410,637
Penumbra, Inc.* 12,929 3,956,145
Quidel Corp.* 14,798 1,550,682
STAAR Surgical Co.* 17,894 2,451,657
31,910,897
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.* 34,216 2,084,439
Amedisys , Inc.* 12,529 3,380,951
Chemed Corp. 6,104 2,909,227
Encompass Health Corp. 37,811 3,208,641
HealthEquity , Inc.* 31,864 2,420,708
LHC Group, Inc.* 12,144 2,529,231
Molina Healthcare, Inc.* 22,172 5,656,077
Patterson Cos., Inc.(a) 33,432 1,074,505
Progyny , Inc.* 14,089 801,805
Tenet Healthcare Corp.* 40,809 2,418,341
26,483,925
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp.* 30,946 2,047,078
Choice Hotels International,
Inc.* 11,090 1,262,042
Churchill Downs, Inc. 13,191 2,789,896
Cracker Barrel Old Country
Store, Inc. 8,965 1,501,368
Jack in the Box, Inc. 8,769 1,057,980
Marriott Vacations Worldwide
Corp.* 15,675 2,784,350
Papa John's International, Inc. 12,651 1,223,605
Scientific Games Corp.* 21,629 1,265,729
Six Flags Entertainment Corp.* 29,122 1,368,152
Texas Roadhouse, Inc.* 24,880 2,662,658
Travel + Leisure Co. 33,031 2,131,490
Wendy's Co. (The) 68,790 1,552,590
Wingstop , Inc. 11,407 1,806,983
Wyndham Hotels & Resorts,
Inc. 35,434 2,590,580
26,044,501
Household Durables 1.6%
Helen of Troy Ltd.* 9,375 1,980,094
KB Home 34,174 1,648,212
Taylor Morrison Home Corp.* 49,544 1,546,268
Tempur Sealy International,
Inc. 72,670 2,771,634
Toll Brothers, Inc. 42,577 2,669,578
TopBuild Corp.* 12,563 2,793,760
TRI Pointe Group, Inc.* 45,781 1,090,503
14,500,049
Household Products 0.1%
Energizer Holdings, Inc. 22,333 1,101,017
Industrial Conglomerates 0.4%
Carlisle Cos., Inc.(a) 20,319 3,894,136
Insurance 4.2%
Alleghany Corp.* 5,338 3,624,342
American Financial Group, Inc. 26,664 3,275,939

Nationwide Mid Cap Market Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Insurance
Brighthouse Financial, Inc.* 33,571 1,570,787
Brown & Brown, Inc. 89,393 4,753,920
CNO Financial Group, Inc. 51,706 1,320,054
First American Financial Corp. 41,766 2,693,907
Hanover Insurance Group, Inc.
(The) 13,980 1,933,574
Kemper Corp. 23,643 1,845,573
Kinsale Capital Group, Inc. 8,228 1,431,754
Mercury General Corp. 10,078 627,557
Old Republic International
Corp. 107,626 2,649,752
Primerica, Inc. 14,941 2,387,123
Reinsurance Group of
America, Inc. 25,915 3,382,685
RenaissanceRe Holdings Ltd. 19,490 3,290,107
RLI Corp. 15,273 1,702,329
Selective Insurance Group,
Inc. 23,030 1,753,504
38,242,907
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 37,044 1,745,884
Yelp, Inc.* 27,061 1,063,497
2,809,381
Internet & Direct Marketing Retail 0.3%
Grubhub , Inc.* 35,831 2,437,941
IT Services 2.0%
Alliance Data Systems Corp.
(a) 19,098 2,250,699
Concentrix Corp.* 15,820 2,458,112
Genpact Ltd. 66,728 3,171,582
LiveRamp Holdings, Inc.* 25,713 1,259,423
MAXIMUS, Inc. 23,611 2,163,712
Perspecta , Inc. 52,572 1,538,782
Sabre Corp.* 121,943 1,826,706
WEX, Inc.* 16,860 3,459,841
18,128,857
Leisure Products 1.3%
Brunswick Corp. 29,619 3,173,083
Mattel, Inc.* 133,809 2,871,541
Polaris, Inc. 22,190 3,107,266
YETI Holdings, Inc.* 28,804 2,460,438
11,612,328
Life Sciences Tools & Services 2.8%
Bio- Techne Corp. 14,835 6,341,814
Charles River Laboratories
International, Inc.* 19,029 6,326,191
Medpace Holdings, Inc.* 10,575 1,794,366
PRA Health Sciences, Inc.* 24,630 4,110,501
Repligen Corp.* 19,446 4,116,913
Syneos Health, Inc.* 31,759 2,694,751
25,384,536
Machinery 5.3%
AGCO Corp. 23,514 3,431,163
Colfax Corp.* 44,311 2,002,414
Crane Co. 18,995 1,786,670
Donaldson Co., Inc. 48,448 3,046,410
Flowserve Corp. 50,056 1,984,220
Common Stocks
Shares Value ($)
Machinery
Graco , Inc. 64,470 4,951,296
ITT, Inc. 32,945 3,107,043
Kennametal, Inc. 32,105 1,289,337
Lincoln Electric Holdings, Inc. 22,716 2,908,784
Middleby Corp. (The)* 21,215 3,846,704
Nordson Corp. 20,636 4,362,657
Oshkosh Corp. 26,055 3,242,023
Terex Corp. 26,669 1,253,176
Timken Co. (The) 26,175 2,195,297
Toro Co. (The) 41,088 4,708,685
Trinity Industries, Inc.(a) 31,072 858,830
Woodward, Inc. 22,319 2,790,098
47,764,807
Marine 0.2%
Kirby Corp.* 23,091 1,470,897
Media 1.0%
Cable One, Inc. 2,073 3,710,670
John Wiley & Sons, Inc., Class
A 16,736 952,948
New York Times Co. (The),
Class A 55,172 2,505,361
TEGNA, Inc. 84,441 1,693,886
8,862,865
Metals & Mining 2.1%
Cleveland-Cliffs, Inc.*(a) 174,888 3,123,500
Commercial Metals Co. 46,138 1,348,152
Compass Minerals
International, Inc. 13,056 886,763
Reliance Steel & Aluminum
Co. 24,271 3,890,884
Royal Gold, Inc. 24,972 2,793,368
Steel Dynamics, Inc. 76,503 4,147,993
United States Steel Corp.(a) 100,852 2,320,604
Worthington Industries, Inc. 13,237 863,847
19,375,111
Multiline Retail 0.8%
Kohl's Corp. 60,150 3,528,399
Nordstrom, Inc.* 41,836 1,534,544
Ollie's Bargain Outlet
Holdings, Inc.* 21,870 2,017,945
7,080,888
Multi-Utilities 0.6%
Black Hills Corp. 24,134 1,664,763
MDU Resources Group, Inc. 76,228 2,550,589
NorthWestern Corp. 19,466 1,324,272
5,539,624
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp. 110,011 950,495
Cimarex Energy Co. 39,123 2,589,943
CNX Resources Corp.* 83,958 1,126,716
EQT Corp.* 107,184 2,047,215
Equitrans Midstream Corp. 156,796 1,279,455
Murphy Oil Corp. 55,519 939,937
World Fuel Services Corp. 24,282 751,042
9,684,803

68 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 40,492 2,667,613
Personal Products 0.2%
Coty, Inc., Class A* 109,061 1,091,701
Nu Skin Enterprises, Inc.,
Class A 19,541 1,032,937
2,124,638
Pharmaceuticals 0.5%
Jazz Pharmaceuticals plc* 21,479 3,531,148
Nektar Therapeutics* 70,036 1,373,406
4,904,554
Professional Services 1.8%
ASGN, Inc.* 20,115 2,115,696
CACI International, Inc., Class
A* 9,588 2,443,598
CoreLogic , Inc. 27,771 2,213,349
FTI Consulting, Inc.* 13,156 1,826,710
Insperity , Inc. 13,654 1,195,271
KBR, Inc. 54,119 2,140,948
ManpowerGroup , Inc. 21,132 2,554,647
Science Applications
International Corp.(a) 22,372 2,000,504
16,490,723
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 19,496 3,663,493
Road & Rail 1.0%
Avis Budget Group, Inc.* 19,860 1,779,654
Knight-Swift Transportation
Holdings, Inc. 46,558 2,193,813
Landstar System, Inc. 14,603 2,515,805
Ryder System, Inc. 20,638 1,647,738
Werner Enterprises, Inc. 21,848 1,010,033
9,147,043
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc. 41,145 831,952
Brooks Automation, Inc. 28,256 2,863,180
Cirrus Logic, Inc.* 22,300 1,659,343
CMC Materials, Inc. 11,214 2,056,984
Cree, Inc.*(a) 44,054 4,379,849
First Solar, Inc.*(a) 32,252 2,468,246
Lattice Semiconductor Corp.* 52,355 2,633,980
MKS Instruments, Inc. 21,092 3,777,788
Semtech Corp.* 24,988 1,692,687
Silicon Laboratories, Inc.* 16,701 2,354,006
SolarEdge Technologies, Inc.* 19,721 5,197,272
Synaptics , Inc.* 13,422 1,877,335
Universal Display Corp. 16,366 3,660,911
35,453,533
Software 3.4%
ACI Worldwide, Inc.* 45,028 1,701,158
Blackbaud , Inc.* 18,591 1,322,192
CDK Global, Inc. 46,312 2,481,860
Ceridian HCM Holding, Inc.* 50,024 4,726,267
CommVault Systems, Inc.* 18,062 1,255,490
Fair Isaac Corp.* 11,179 5,828,842
J2 Global, Inc.*(a) 16,316 1,974,236
Manhattan Associates, Inc.* 24,301 3,335,069
Paylocity Holding Corp.* 14,282 2,759,854
Common Stocks
Shares Value ($)
Software
Qualys , Inc.* 12,958 1,313,423
SailPoint Technologies
Holdings, Inc.* 35,132 1,715,495
Teradata Corp.* 41,242 2,040,242
30,454,128
Specialty Retail 3.1%
American Eagle Outfitters, Inc. 57,472 1,986,807
AutoNation, Inc.* 21,168 2,169,297
Dick's Sporting Goods, Inc. 25,257 2,085,723
Five Below, Inc.* 21,337 4,294,498
Foot Locker, Inc. 39,577 2,334,251
Lithia Motors, Inc., Class A 10,167 3,907,991
Murphy USA, Inc. 9,737 1,357,338
Restoration Hardware
Holdings, Inc.* 6,227 4,284,301
Urban Outfitters, Inc.* 26,307 944,421
Williams-Sonoma, Inc. 29,284 5,000,243
28,364,870
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.* 49,326 2,256,664
Xerox Holdings Corp. 64,121 1,547,881
3,804,545
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.* 57,533 3,168,918
Carter's, Inc.* 16,922 1,840,944
Columbia Sportswear Co. 11,736 1,279,341
Deckers Outdoor Corp.* 10,746 3,634,297
Skechers USA, Inc., Class A* 52,542 2,547,762
12,471,262
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd.(a) 43,352 2,279,448
MGIC Investment Corp. 130,106 1,982,816
New York Community
Bancorp, Inc. 176,844 2,115,054
Washington Federal, Inc. 28,254 919,668
7,296,986
Trading Companies & Distributors 0.9%
GATX Corp. 13,477 1,316,838
MSC Industrial Direct Co., Inc.,
Class A 17,946 1,618,011
Univar Solutions, Inc.* 65,085 1,519,735
Watsco , Inc. 12,533 3,670,414
8,124,998
Water Utilities 0.4%
Essential Utilities, Inc. 85,219 4,016,371
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 38,275 879,560
Total Common Stocks
(cost $557,194,069) 903,876,523

Nationwide Mid Cap Market Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 69
Short-Term Investment 1.1%
Shares Value ($)
Money Market Fund 1.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 9,597,870 9,597,870
Total Short-Term Investment
(cost $9,597,870) 9,597,870
Total Investments
(cost $566,791,939) — 100.7% 913,474,393
Liabilities in excess of other assets — (0.7)% (6,016,814)
NET ASSETS — 100.0%
$ 907,457,579
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $15,010,079, which was collateralized by cash
used to purchase a money market fund with a total value
of $9,597,870 and by $6,348,028 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 – 2/15/2049; a total value of $15,945,898.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $9,597,870.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 6/2021 USD 3,264,360 25,356
25,356
At April 30, 2021, the Fund had $286,800 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 7.3%
Boeing Co. (The)* 49,556 11,611,466
General Dynamics Corp. 49,556 9,427,038
L3Harris Technologies, Inc.(a) 49,556 10,368,602
Lockheed Martin Corp. 49,556 18,859,031
Raytheon Technologies Corp. 49,556 4,125,042
54,391,179
Biotechnology 4.0%
Amgen, Inc. 49,556 11,875,600
Biogen, Inc.* 49,556 13,247,806
Gilead Sciences, Inc. 49,556 3,145,319
Myriad Genetics, Inc.* 49,556 1,497,582
29,766,307
Chemicals 0.5%
DuPont de Nemours, Inc. 49,556 3,821,263
Communications Equipment 5.3%
Ciena Corp.* 49,556 2,501,091
Cisco Systems, Inc. 49,556 2,522,896
F5 Networks, Inc.* 49,556 9,255,079
Juniper Networks, Inc. 49,556 1,258,227
Motorola Solutions, Inc. 49,556 9,331,395
Nokia OYJ, ADR-FI* 49,556 231,922
Ubiquiti, Inc. 49,556 14,139,813
Viavi Solutions, Inc.* 49,556 810,736
40,051,159
Diversified Telecommunication Services 0.2%
AT&T, Inc. 49,556 1,556,554
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A 49,556 3,337,101
Corning, Inc. 49,556 2,190,871
FLIR Systems, Inc. 49,556 2,971,873
LG Display Co. Ltd.,
ADR-KR(a) 49,556 534,214
9,034,059
Energy Equipment & Services 0.4%
Halliburton Co. 49,556 969,315
NOV, Inc.* 49,556 740,862
Schlumberger NV 49,556 1,340,490
3,050,667
Entertainment 0.6%
Activision Blizzard, Inc. 49,556 4,519,012
Health Care Equipment & Supplies 3.4%
Baxter International, Inc. 49,556 4,246,454
Boston Scientific Corp.* 49,556 2,160,641
Danaher Corp. 49,556 12,584,251
Medtronic plc 49,556 6,487,871
25,479,217
Health Care Technology 2.4%
Cerner Corp. 49,556 3,719,178
Veeva Systems, Inc., Class A* 49,556 13,997,092
17,716,270
Household Durables 1.6%
Garmin Ltd. 49,556 6,801,065
iRobot Corp.* 49,556 5,391,693
12,192,758
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.5%
Honeywell International, Inc. 49,556 11,052,970
Interactive Media & Services 2.5%
Facebook, Inc., Class A* 49,556 16,109,665
Twitter, Inc.* 49,556 2,736,482
18,846,147
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd.,
ADR-CN* 49,556 11,444,958
eBay, Inc.(a) 49,556 2,764,729
JD.com, Inc., ADR-CN* 49,556 3,833,652
18,043,339
IT Services 9.5%
Akamai Technologies, Inc.* 49,556 5,386,737
Amdocs Ltd. 49,556 3,802,928
Automatic Data Processing,
Inc. 49,556 9,266,477
DXC Technology Co.* 49,556 1,630,888
International Business
Machines Corp. 49,556 7,031,005
LiveRamp Holdings, Inc.* 49,556 2,427,253
Mastercard , Inc., Class A 49,556 18,933,365
VeriSign, Inc.* 49,556 10,841,366
Visa, Inc., Class A 49,556 11,574,299
70,894,318
Life Sciences Tools & Services 6.6%
Agilent Technologies, Inc. 49,556 6,622,664
Illumina, Inc.* 49,556 19,467,579
Thermo Fisher Scientific, Inc. 49,556 23,302,718
49,392,961
Pharmaceuticals 1.5%
AstraZeneca plc, ADR-UK(a) 49,556 2,629,937
Bausch Health Cos., Inc.* 49,556 1,594,217
Bristol-Myers Squibb Co. 49,556 3,093,285
Novartis AG, ADR-CH 49,556 4,224,153
11,541,592
Semiconductors & Semiconductor Equipment 27.4%
Advanced Micro Devices, Inc.* 49,556 4,044,761
Analog Devices, Inc. 49,556 7,589,997
Applied Materials, Inc. 49,556 6,576,577
ASML Holding NV
(Registered), NYRS-NL 49,556 32,117,244
Broadcom, Inc. 49,556 22,607,447
FormFactor , Inc.* 49,556 1,940,117
Intel Corp. 49,556 2,850,957
KLA Corp. 49,556 15,627,485
Lam Research Corp. 49,556 30,747,020
Microchip Technology, Inc. 49,556 7,447,771
Micron Technology, Inc.* 49,556 4,265,285
NVIDIA Corp. 49,556 29,752,431
NXP Semiconductors NV 49,556 9,540,026
ON Semiconductor Corp.* 49,556 1,932,684
QUALCOMM, Inc. 49,556 6,878,373
Teradyne, Inc. 49,556 6,198,464
Texas Instruments, Inc. 49,556 8,945,353
Xilinx, Inc. 49,556 6,341,186
205,403,178

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Software 18.3%
Adobe, Inc.* 49,556 25,191,297
Check Point Software
Technologies Ltd.* 49,556 5,788,636
Citrix Systems, Inc. 49,556 6,137,511
InterDigital , Inc. 49,556 3,440,178
Intuit, Inc. 49,556 20,425,001
J2 Global, Inc.*(a) 49,556 5,996,276
Microsoft Corp. 49,556 12,497,032
NortonLifeLock , Inc. 49,556 1,070,905
Open Text Corp. 49,556 2,334,088
Oracle Corp. 49,556 3,755,849
Progress Software Corp. 49,556 2,163,615
PTC, Inc.* 49,556 6,488,863
salesforce.com, Inc.* 49,556 11,413,738
SAP SE, ADR-DE(a) 49,556 6,934,867
Synopsys, Inc.* 49,556 12,243,305
Teradata Corp.* 49,556 2,451,535
VMware, Inc., Class A*(a) 49,556 7,970,091
Xperi Holding Corp. 49,556 1,018,376
137,321,163
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. 49,556 6,514,632
HP, Inc. 49,556 1,690,355
NetApp, Inc. 49,556 3,701,338
Seagate Technology plc 49,556 4,600,779
Western Digital Corp.* 49,556 3,500,140
Xerox Holdings Corp. 49,556 1,196,282
21,203,526
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 49,556 1,138,797
Total Common Stocks
(cost $191,546,894) 746,416,436
Short-Term Investments 3.4%
Shares Value ($)
Money Market Fund 3.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 24,797,525 24,797,525
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills, 0.02%,
9/9/2021(d) 254,000 253,982
Total Short-Term Investment
(cost $25,051,507) 25,051,507
Total Investments
(cost $216,598,401) — 102.9% 771,467,943
Liabilities in excess of other assets — (2.9)% (21,554,909)
NET ASSETS — 100.0%
$ 749,913,034
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securitie s on loan at April 30, 2021 was $23,996,897, which was collateralized by cash used to
purchase a money market fund with a value of $24,797,525.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $24,797,525.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 13 6/2021 USD 3,601,000 (41,009)
(41,009)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 19,099 4,475,087
General Dynamics Corp. 8,085 1,538,010
Howmet Aerospace, Inc.* 13,953 445,938
Huntington Ingalls Industries,
Inc.(a) 1,361 288,967
L3Harris Technologies, Inc. 7,163 1,498,714
Lockheed Martin Corp. 8,587 3,267,869
Northrop Grumman Corp. 5,400 1,913,976
Raytheon Technologies Corp. 52,924 4,405,394
Teledyne Technologies, Inc.* 1,255 561,926
Textron, Inc. 8,052 517,260
TransDigm Group, Inc.* 1,904 1,168,561
20,081,702
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 4,805 466,469
Expeditors International of
Washington, Inc. 5,824 639,825
FedEx Corp. 8,492 2,465,313
United Parcel Service, Inc.,
Class B 25,055 5,107,712
8,679,319
Airlines 0.3%
Alaska Air Group, Inc.* 4,421 305,668
American Airlines Group,
Inc.*(a) 22,904 497,475
Delta Air Lines, Inc.* 21,966 1,030,645
Southwest Airlines Co.* 20,566 1,291,133
United Airlines Holdings,
Inc.*(a) 10,916 593,830
3,718,751
Auto Components 0.2%
Aptiv plc* 9,387 1,350,695
BorgWarner, Inc. 8,570 416,331
1,767,026
Automobiles 1.9%
Ford Motor Co.* 136,044 1,569,948
General Motors Co.* 44,109 2,523,917
Tesla, Inc.* 26,737 18,968,297
23,062,162
Banks 4.4%
Bank of America Corp. 264,537 10,721,685
Citigroup, Inc. 72,707 5,179,647
Citizens Financial Group, Inc. 14,768 683,463
Comerica, Inc. 4,712 354,154
Fifth Third Bancorp 24,478 992,338
First Republic Bank 6,218 1,139,386
Huntington Bancshares, Inc. 34,755 532,447
JPMorgan Chase & Co. 106,257 16,343,389
KeyCorp 33,903 737,729
M&T Bank Corp. 4,444 700,774
People's United Financial, Inc. 14,533 263,483
PNC Financial Services
Group, Inc. (The) 14,793 2,765,551
Regions Financial Corp. 33,697 734,595
SVB Financial Group* 1,855 1,060,745
Truist Financial Corp. 46,988 2,786,858
US Bancorp 47,637 2,827,256
Wells Fargo & Co. 143,981 6,486,344
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,111 340,994
54,650,838
Beverages 1.4%
Brown-Forman Corp., Class B 6,608 504,058
Coca-Cola Co. (The) 134,918 7,282,874
Constellation Brands, Inc.,
Class A 5,914 1,421,252
Molson Coors Beverage Co.,
Class B* 6,770 372,011
Monster Beverage Corp.* 12,777 1,240,008
PepsiCo, Inc. 47,986 6,917,662
17,737,865
Biotechnology 1.7%
AbbVie, Inc. 61,520 6,859,480
Alexion Pharmaceuticals, Inc.* 7,656 1,291,414
Amgen, Inc. 20,121 4,821,796
Biogen, Inc.* 5,306 1,418,453
Gilead Sciences, Inc. 43,788 2,779,224
Incyte Corp.* 6,374 544,212
Regeneron Pharmaceuticals,
Inc.* 3,669 1,765,890
Vertex Pharmaceuticals, Inc.* 9,059 1,976,674
21,457,143
Building Products 0.5%
A O Smith Corp. 4,600 311,650
Allegion plc 3,266 438,885
Carrier Global Corp. 28,478 1,241,071
Fortune Brands Home &
Security, Inc. 4,664 489,627
Johnson Controls International
plc 25,092 1,564,235
Masco Corp. 8,830 564,061
Trane Technologies plc 8,306 1,443,832
6,053,361
Capital Markets 2.9%
Ameriprise Financial, Inc. 4,068 1,051,171
Bank of New York Mellon
Corp. (The) 27,975 1,395,393
BlackRock, Inc. 4,942 4,048,981
Cboe Global Markets, Inc. 3,840 400,781
Charles Schwab Corp. (The) 52,114 3,668,825
CME Group, Inc. 12,500 2,524,875
Franklin Resources, Inc. 9,002 270,060
Goldman Sachs Group, Inc.
(The) 11,984 4,175,825
Intercontinental Exchange, Inc. 19,545 2,300,642
Invesco Ltd. 13,175 355,725
MarketAxess Holdings, Inc. 1,343 656,002
Moody's Corp. 5,604 1,830,883
Morgan Stanley 52,268 4,314,723
MSCI, Inc. 2,877 1,397,560
Nasdaq, Inc. 3,963 640,183
Northern Trust Corp. 7,266 826,871
Raymond James Financial,
Inc. 4,341 567,716
S&P Global, Inc. 8,382 3,272,249
State Street Corp. 12,198 1,024,022

Nationwide S&P 500 Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,930 1,421,056
36,143,543
Chemicals 1.8%
Air Products & Chemicals, Inc. 7,711 2,224,469
Albemarle Corp. 3,987 670,494
Celanese Corp. 4,076 638,505
CF Industries Holdings, Inc. 7,429 361,272
Corteva , Inc. 25,942 1,264,932
Dow, Inc. 26,018 1,626,125
DuPont de Nemours, Inc. 18,751 1,445,890
Eastman Chemical Co. 4,604 531,256
Ecolab, Inc. 8,653 1,939,310
FMC Corp. 4,401 520,374
International Flavors &
Fragrances, Inc. 8,665 1,231,903
Linde plc 18,210 5,205,146
LyondellBasell Industries NV,
Class A 8,863 919,448
Mosaic Co. (The)(a) 12,088 425,256
PPG Industries, Inc. 8,261 1,414,614
Sherwin-Williams Co. (The) 8,429 2,308,450
22,727,444
Commercial Services & Supplies 0.4%
Cintas Corp. 3,065 1,057,854
Copart , Inc.* 7,386 919,631
Republic Services, Inc. 7,320 778,116
Rollins, Inc. 7,593 283,067
Waste Management, Inc. 13,547 1,869,080
4,907,748
Communications Equipment 0.8%
Arista Networks, Inc.* 1,876 591,259
Cisco Systems, Inc. 147,007 7,484,126
F5 Networks, Inc.* 2,242 418,716
Juniper Networks, Inc. 11,452 290,766
Motorola Solutions, Inc. 5,892 1,109,464
9,894,331
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,773 461,263
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,167 765,211
Vulcan Materials Co. 4,610 821,686
1,586,897
Consumer Finance 0.6%
American Express Co. 22,715 3,483,345
Capital One Financial Corp. 15,996 2,384,684
Discover Financial Services 10,652 1,214,328
Synchrony Financial 18,803 822,443
7,904,800
Containers & Packaging 0.4%
Amcor plc 54,761 643,442
Avery Dennison Corp. 2,842 608,671
Ball Corp. 11,375 1,065,155
International Paper Co. 14,064 815,712
Packaging Corp. of America 3,321 490,346
Sealed Air Corp. 5,271 260,387
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co.(a) 9,133 509,165
4,392,878
Distributors 0.1%
Genuine Parts Co. 4,949 618,477
LKQ Corp.* 9,912 462,989
Pool Corp. 1,358 573,782
1,655,248
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 66,373 18,249,256
Diversified Telecommunication Services 1.3%
AT&T, Inc. 248,400 7,802,244
Lumen Technologies, Inc. 35,049 449,679
Verizon Communications, Inc. 144,061 8,325,285
16,577,208
Electric Utilities 1.7%
Alliant Energy Corp. 9,032 507,327
American Electric Power Co.,
Inc. 17,276 1,532,554
Duke Energy Corp. 26,757 2,694,162
Edison International 13,444 799,246
Entergy Corp. 6,996 764,593
Evergy , Inc. 8,174 522,891
Eversource Energy 11,931 1,028,691
Exelon Corp. 34,008 1,528,320
FirstEnergy Corp. 18,912 717,143
NextEra Energy, Inc. 68,218 5,287,577
NRG Energy, Inc.(a) 8,520 305,186
Pinnacle West Capital Corp. 3,789 320,739
PPL Corp. 26,911 783,917
Southern Co. (The) 36,788 2,434,262
Xcel Energy, Inc. 18,682 1,332,027
20,558,635
Electrical Equipment 0.5%
AMETEK, Inc. 8,007 1,080,384
Eaton Corp. plc 13,858 1,980,724
Emerson Electric Co. 20,899 1,891,150
Generac Holdings, Inc.* 2,168 702,324
Rockwell Automation, Inc. 4,049 1,069,989
6,724,571
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 20,917 1,408,551
CDW Corp. 4,923 877,918
Corning, Inc. 26,800 1,184,828
FLIR Systems, Inc. 4,509 270,405
IPG Photonics Corp.* 1,225 265,960
Keysight Technologies, Inc.* 6,454 931,635
TE Connectivity Ltd. 11,541 1,551,918
Trimble, Inc.* 8,759 718,238
Zebra Technologies Corp.,
Class A*(a) 1,832 893,540
8,102,993
Energy Equipment & Services 0.2%
Baker Hughes Co. 25,199 505,996
Halliburton Co. 30,908 604,560
NOV, Inc.* 15,087 225,551

74 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 48,431 1,310,059
2,646,166
Entertainment 2.0%
Activision Blizzard, Inc. 26,992 2,461,401
Electronic Arts, Inc. 10,023 1,424,068
Live Nation Entertainment,
Inc.*(a) 5,201 425,858
Netflix, Inc.* 15,424 7,919,761
Take-Two Interactive Software,
Inc.* 4,019 704,852
Walt Disney Co. (The)* 63,193 11,755,162
24,691,102
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,347 787,242
American Tower Corp. 15,476 3,942,821
AvalonBay Communities, Inc. 4,859 932,928
Boston Properties, Inc. 4,927 538,767
Crown Castle International
Corp. 15,027 2,841,005
Digital Realty Trust, Inc. 9,797 1,511,775
Duke Realty Corp. 13,436 625,043
Equinix , Inc. 3,110 2,241,564
Equity Residential 12,175 903,750
Essex Property Trust, Inc. 2,335 678,364
Extra Space Storage, Inc. 4,485 666,875
Federal Realty Investment
Trust 2,326 262,466
Healthpeak Properties, Inc. 18,637 639,995
Host Hotels & Resorts, Inc.* 25,072 455,308
Iron Mountain, Inc. 10,102 405,292
Kimco Realty Corp. 14,944 313,824
Mid-America Apartment
Communities, Inc. 3,913 615,632
Prologis, Inc. 25,762 3,002,046
Public Storage 5,306 1,491,835
Realty Income Corp. 12,840 887,886
Regency Centers Corp. 5,391 343,191
SBA Communications Corp. 3,807 1,141,034
Simon Property Group, Inc. 11,454 1,394,410
UDR, Inc. 10,454 485,588
Ventas, Inc. 13,088 725,860
Vornado Realty Trust 5,479 250,664
Welltower , Inc. 14,571 1,093,262
Weyerhaeuser Co. 25,755 998,521
30,176,948
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 15,405 5,732,047
Kroger Co. (The) 26,547 970,027
Sysco Corp. 17,783 1,506,754
Walgreens Boots Alliance, Inc. 24,989 1,326,916
Walmart, Inc. 48,242 6,749,538
16,285,282
Food Products 1.0%
Archer-Daniels-Midland Co. 19,509 1,231,603
Campbell Soup Co. 7,028 335,587
Conagra Brands, Inc. 17,018 631,198
General Mills, Inc. 21,317 1,297,353
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 5,045 828,893
Hormel Foods Corp. 9,978 460,984
J M Smucker Co. (The)(a) 3,911 512,302
Kellogg Co. 8,841 551,855
Kraft Heinz Co. (The) 22,295 920,561
Lamb Weston Holdings, Inc.(a) 5,188 417,634
McCormick & Co., Inc.
(Non-Voting) 8,698 785,951
Mondelez International, Inc.,
Class A 49,164 2,989,663
Tyson Foods, Inc., Class A 10,301 797,812
11,761,396
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,394 455,174
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 61,672 7,405,574
ABIOMED, Inc.* 1,626 521,507
Align Technology, Inc.* 2,509 1,494,185
Baxter International, Inc. 17,558 1,504,545
Becton Dickinson and Co. 10,110 2,515,469
Boston Scientific Corp.* 49,285 2,148,826
Cooper Cos., Inc. (The) 1,712 703,444
Danaher Corp. 22,058 5,601,408
Dentsply Sirona, Inc. 7,840 529,278
DexCom , Inc.*(a) 3,351 1,293,821
Edwards Lifesciences Corp.* 21,728 2,075,459
Hologic , Inc.* 8,978 588,508
IDEXX Laboratories, Inc.* 2,978 1,634,892
Intuitive Surgical, Inc.* 4,098 3,544,770
Medtronic plc 46,896 6,139,624
ResMed , Inc. 5,065 952,068
STERIS plc 2,927 617,656
Stryker Corp. 11,391 2,991,618
Teleflex, Inc. 1,627 687,375
West Pharmaceutical
Services, Inc. 2,584 848,896
Zimmer Biomet Holdings, Inc. 7,227 1,280,335
45,079,258
Health Care Providers & Services 2.7%
AmerisourceBergen Corp. 5,106 616,805
Anthem, Inc. 8,532 3,236,956
Cardinal Health, Inc. 10,415 628,441
Centene Corp.* 20,214 1,248,012
Cigna Corp. 12,255 3,051,618
CVS Health Corp. 45,634 3,486,438
DaVita, Inc.* 2,612 304,376
HCA Healthcare, Inc. 9,222 1,854,175
Henry Schein, Inc.*(a) 5,039 365,328
Humana, Inc. 4,489 1,998,682
Laboratory Corp. of America
Holdings* 3,392 901,831
McKesson Corp. 5,523 1,035,894
Quest Diagnostics, Inc. 4,635 611,264
UnitedHealth Group, Inc. 32,908 13,123,710
Universal Health Services,
Inc., Class B 2,761 409,760
32,873,290

Nationwide S&P 500 Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 10,887 817,069
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.* 1,427 3,519,096
Caesars Entertainment, Inc.* 7,114 696,034
Carnival Corp.* 27,750 775,890
Chipotle Mexican Grill, Inc.* 982 1,465,174
Darden Restaurants, Inc. 4,445 652,170
Domino's Pizza, Inc.(a) 1,326 560,023
Expedia Group, Inc.* 4,779 842,203
Hilton Worldwide Holdings,
Inc.* 9,620 1,238,094
Las Vegas Sands Corp.* 11,433 700,386
Marriott International, Inc.,
Class A* 9,241 1,372,473
McDonald's Corp. 25,975 6,132,178
MGM Resorts International(a) 14,770 601,434
Norwegian Cruise Line
Holdings Ltd.*(a) 13,125 407,531
Penn National Gaming, Inc.* 5,007 446,224
Royal Caribbean Cruises Ltd.* 7,614 662,037
Starbucks Corp. 41,012 4,695,464
Wynn Resorts Ltd.* 3,731 479,061
Yum! Brands, Inc. 10,493 1,254,123
26,499,595
Household Durables 0.4%
DR Horton, Inc. 11,505 1,130,826
Garmin Ltd. 5,174 710,080
Leggett & Platt, Inc. 4,382 217,654
Lennar Corp., Class A 9,557 990,105
Mohawk Industries, Inc.* 2,090 429,495
Newell Brands, Inc. 12,529 337,782
NVR, Inc.* 120 602,172
PulteGroup, Inc. 9,426 557,265
Whirlpool Corp.(a) 2,195 519,008
5,494,387
Household Products 1.4%
Church & Dwight Co., Inc. 8,340 715,071
Clorox Co. (The) 4,300 784,750
Colgate-Palmolive Co. 29,584 2,387,429
Kimberly-Clark Corp. 11,815 1,575,176
Procter & Gamble Co. (The) 85,738 11,439,164
16,901,590
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 23,955 666,428
Industrial Conglomerates 1.2%
3M Co. 20,171 3,976,511
General Electric Co. 305,333 4,005,969
Honeywell International, Inc. 24,213 5,400,467
Roper Technologies, Inc. 3,657 1,632,631
15,015,578
Insurance 1.9%
Aflac, Inc. 22,535 1,210,806
Allstate Corp. (The) 10,543 1,336,852
American International Group,
Inc. 30,136 1,460,089
Aon plc, Class A 7,862 1,976,821
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 6,861 994,502
Assurant, Inc. 2,034 316,490
Chubb Ltd. 15,679 2,690,360
Cincinnati Financial Corp. 5,050 569,034
Everest Re Group Ltd. 1,399 387,453
Globe Life, Inc. 3,200 327,968
Hartford Financial Services
Group, Inc. (The) 12,455 821,532
Lincoln National Corp. 6,015 385,742
Loews Corp. 7,790 434,292
Marsh & McLennan Cos., Inc. 17,673 2,398,226
MetLife, Inc. 26,229 1,668,951
Principal Financial Group, Inc. 8,934 570,615
Progressive Corp. (The) 20,419 2,057,010
Prudential Financial, Inc. 13,910 1,396,008
Travelers Cos., Inc. (The) 8,783 1,358,379
Unum Group 6,757 190,953
W R Berkley Corp. 4,932 393,179
Willis Towers Watson plc 4,486 1,161,246
24,106,508
Interactive Media & Services 6.2%
Alphabet, Inc., Class A* 10,471 24,643,498
Alphabet, Inc., Class C* 10,038 24,192,785
Facebook, Inc., Class A* 83,759 27,228,376
Twitter, Inc.* 27,794 1,534,784
77,599,443
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.* 14,905 51,681,895
eBay, Inc. 22,523 1,256,558
Etsy, Inc.* 4,396 873,881
53,812,334
IT Services 5.2%
Accenture plc, Class A 22,099 6,408,047
Akamai Technologies, Inc.* 5,637 612,742
Automatic Data Processing,
Inc. 14,910 2,788,021
Broadridge Financial
Solutions, Inc. 3,986 632,299
Cognizant Technology
Solutions Corp., Class A 18,492 1,486,757
DXC Technology Co.* 8,638 284,277
Fidelity National Information
Services, Inc. 21,635 3,307,991
Fiserv, Inc.* 20,054 2,408,886
FleetCor Technologies, Inc.* 2,891 831,799
Gartner, Inc.* 3,052 597,826
Global Payments, Inc. 10,288 2,208,113
International Business
Machines Corp. 31,144 4,418,711
Jack Henry & Associates, Inc. 2,757 448,922
Mastercard , Inc., Class A 30,537 11,666,966
Paychex, Inc. 11,128 1,084,869
PayPal Holdings, Inc.* 40,786 10,697,760
VeriSign, Inc.* 3,434 751,256
Visa, Inc., Class A 59,062 13,794,521
Western Union Co. (The) 14,414 371,305
64,801,068

76 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,545 452,000
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 10,616 1,418,722
Bio-Rad Laboratories, Inc.,
Class A* 771 485,830
Illumina, Inc.* 5,081 1,996,020
IQVIA Holdings, Inc.* 6,664 1,563,974
Mettler -Toledo International,
Inc.* 817 1,072,983
PerkinElmer, Inc. 3,857 499,983
Thermo Fisher Scientific, Inc. 13,708 6,445,913
Waters Corp.* 2,132 639,323
14,122,748
Machinery 1.7%
Caterpillar, Inc. 18,992 4,332,265
Cummins, Inc. 5,156 1,299,518
Deere & Co. 10,918 4,048,940
Dover Corp. 5,068 756,095
Fortive Corp. 12,014 850,832
IDEX Corp. 2,586 579,781
Illinois Tool Works, Inc. 10,041 2,314,049
Ingersoll Rand, Inc.* 12,726 628,792
Otis Worldwide Corp. 14,197 1,105,520
PACCAR, Inc. 12,092 1,086,829
Parker-Hannifin Corp. 4,498 1,411,517
Pentair plc 5,728 369,513
Snap-on, Inc. 1,923 456,905
Stanley Black & Decker, Inc. 5,604 1,158,739
Westinghouse Air Brake
Technologies Corp. 6,025 494,472
Xylem, Inc. 6,290 695,989
21,589,756
Media 1.3%
Charter Communications, Inc.,
Class A* 4,919 3,312,701
Comcast Corp., Class A 159,122 8,934,700
Discovery, Inc., Class A*(a) 5,609 211,235
Discovery, Inc., Class C* 10,648 344,037
DISH Network Corp., Class A* 8,381 375,385
Fox Corp., Class A 10,926 408,851
Fox Corp., Class B 6,087 221,445
Interpublic Group of Cos., Inc.
(The)(a) 13,538 429,831
News Corp., Class A 13,611 356,540
News Corp., Class B 4,732 115,035
Omnicom Group, Inc. 7,341 603,871
ViacomCBS , Inc. 20,385 836,193
16,149,824
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 50,796 1,915,517
Newmont Corp. 27,863 1,738,930
Nucor Corp. 10,414 856,656
4,511,103
Multiline Retail 0.5%
Dollar General Corp. 8,541 1,834,180
Dollar Tree, Inc.* 8,149 936,320
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 17,449 3,616,480
6,386,980
Multi-Utilities 0.8%
Ameren Corp. 8,714 739,296
CenterPoint Energy, Inc. 19,094 467,612
CMS Energy Corp. 9,960 641,324
Consolidated Edison, Inc. 11,935 923,888
Dominion Energy, Inc. 28,061 2,242,074
DTE Energy Co. 6,642 930,013
NiSource, Inc. 13,375 348,018
Public Service Enterprise
Group, Inc. 17,589 1,110,921
Sempra Energy 10,492 1,443,384
WEC Energy Group, Inc. 10,974 1,066,344
9,912,874
Oil, Gas & Consumable Fuels 2.4%
APA Corp. 13,396 267,920
Cabot Oil & Gas Corp. 13,581 226,395
Chevron Corp. 67,113 6,917,337
ConocoPhillips 47,322 2,420,047
Devon Energy Corp.(a) 20,706 484,106
Diamondback Energy, Inc. 6,119 500,106
EOG Resources, Inc. 20,449 1,505,864
Exxon Mobil Corp. 147,463 8,440,782
Hess Corp. 9,571 713,135
HollyFrontier Corp. 4,751 166,285
Kinder Morgan, Inc. 68,250 1,163,662
Marathon Oil Corp. 27,707 311,981
Marathon Petroleum Corp. 22,728 1,264,813
Occidental Petroleum Corp. 29,002 735,491
ONEOK, Inc. 15,531 812,893
Phillips 66 15,238 1,232,907
Pioneer Natural Resources
Co. 7,064 1,086,655
Valero Energy Corp. 14,258 1,054,522
Williams Cos., Inc. (The) 42,144 1,026,628
30,331,529
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 8,000 2,510,400
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 78,011 4,869,447
Catalent , Inc.* 6,034 678,644
Eli Lilly & Co. 27,702 5,063,095
Johnson & Johnson 91,525 14,893,863
Merck & Co., Inc. 88,095 6,563,077
Perrigo Co. plc 4,408 183,505
Pfizer, Inc. 194,232 7,507,067
Viatris , Inc.* 41,677 554,304
Zoetis, Inc. 16,546 2,862,954
43,175,956
Professional Services 0.4%
Equifax, Inc. 4,331 992,795
IHS Markit Ltd. 12,977 1,396,066
Jacobs Engineering Group,
Inc. 4,644 620,485
Leidos Holdings, Inc. 4,495 455,254
Nielsen Holdings plc 12,190 312,673

Nationwide S&P 500 Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,944 345,534
Verisk Analytics, Inc. 5,668 1,066,717
5,189,524
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,699 996,755
Road & Rail 1.0%
CSX Corp. 26,529 2,672,797
JB Hunt Transport Services,
Inc. 2,981 508,886
Kansas City Southern 3,136 916,371
Norfolk Southern Corp. 8,769 2,448,656
Old Dominion Freight Line, Inc. 3,342 861,601
Union Pacific Corp. 23,315 5,178,028
12,586,339
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.* 42,209 3,445,099
Analog Devices, Inc. 12,877 1,972,241
Applied Materials, Inc. 31,965 4,242,075
Broadcom, Inc. 14,225 6,489,445
Enphase Energy, Inc.* 4,440 618,270
Intel Corp. 141,492 8,140,035
KLA Corp. 5,374 1,694,691
Lam Research Corp. 4,979 3,089,221
Maxim Integrated Products,
Inc. 9,167 861,698
Microchip Technology, Inc. 9,327 1,401,755
Micron Technology, Inc.* 38,964 3,353,631
Monolithic Power Systems,
Inc. 1,464 529,060
NVIDIA Corp. 21,591 12,962,805
NXP Semiconductors NV 9,652 1,858,106
Qorvo , Inc.* 3,956 744,401
QUALCOMM, Inc. 39,570 5,492,316
Skyworks Solutions, Inc. 5,756 1,043,735
Teradyne, Inc. 5,825 728,591
Texas Instruments, Inc. 32,090 5,792,566
Xilinx, Inc. 8,578 1,097,641
65,557,382
Software 8.4%
Adobe, Inc.* 16,700 8,489,278
ANSYS, Inc.* 3,026 1,106,487
Autodesk, Inc.* 7,666 2,237,782
Cadence Design Systems,
Inc.* 9,735 1,282,781
Citrix Systems, Inc. 4,259 527,477
Fortinet, Inc.* 4,724 964,783
Intuit, Inc. 9,545 3,934,067
Microsoft Corp. 262,638 66,232,051
NortonLifeLock , Inc. 19,493 421,244
Oracle Corp. 64,594 4,895,579
Paycom Software, Inc.* 1,714 658,879
PTC, Inc.* 3,661 479,371
salesforce.com, Inc.* 31,957 7,360,336
ServiceNow , Inc.* 6,834 3,460,533
Synopsys, Inc.* 5,318 1,313,865
Tyler Technologies, Inc.* 1,404 596,503
103,961,016
Common Stocks
Shares Value ($)
Specialty Retail 2.3%
Advance Auto Parts, Inc. 2,280 456,365
AutoZone, Inc.* 769 1,125,908
Best Buy Co., Inc. 7,917 920,510
CarMax, Inc.* 5,635 750,807
Gap, Inc. (The) 7,350 243,285
Home Depot, Inc. (The) 37,505 12,139,243
L Brands, Inc.* 8,180 539,062
Lowe's Cos., Inc. 25,472 4,998,880
O'Reilly Automotive, Inc.* 2,452 1,355,662
Ross Stores, Inc. 12,408 1,624,704
TJX Cos., Inc. (The) 41,825 2,969,575
Tractor Supply Co. 4,069 767,413
Ulta Beauty, Inc.* 1,944 640,256
28,531,670
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 549,535 72,241,871
Hewlett Packard Enterprise
Co. 44,782 717,408
HP, Inc. 43,739 1,491,937
NetApp, Inc. 7,858 586,914
Seagate Technology plc 6,854 636,325
Western Digital Corp.* 10,566 746,277
76,420,732
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 11,688 246,149
NIKE, Inc., Class B 44,270 5,871,087
PVH Corp.* 2,625 297,098
Ralph Lauren Corp.* 1,796 239,389
Tapestry, Inc.* 9,763 467,160
Under Armour , Inc., Class A* 7,252 176,296
Under Armour , Inc., Class C* 6,048 120,416
VF Corp. 11,131 975,743
8,393,338
Tobacco 0.7%
Altria Group, Inc. 64,742 3,091,430
Philip Morris International, Inc. 54,243 5,153,085
8,244,515
Trading Companies & Distributors 0.2%
Fastenal Co. 20,026 1,046,959
United Rentals, Inc.* 2,518 805,634
WW Grainger, Inc. 1,558 675,456
2,528,049
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,305 983,517
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 20,328 2,685,939
Total Common Stocks
(cost $696,512,356) 1,231,999,544

78 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,966,493 2,966,493
Total Short-Term Investment
(cost $2,966,493) 2,966,493
Total Investments
(cost $699,478,849) — 99.3% 1,234,966,037
Other assets in excess of liabilities — 0.7% 8,542,360
NET ASSETS — 100.0%
$ 1,243,508,397
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $2,903,480, which was collateralized by cash used to
purchase a money market fund with a value of $2,966,493.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $2,966,493.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 65 6/2021 USD 13,566,800 519,304
519,304
At April 30, 2021, the Fund had $745,200 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp.* 3,463 139,351
Aerojet Rocketdyne Holdings,
Inc. 7,436 347,410
AeroVironment, Inc.* 2,233 246,456
Astronics Corp.* 2,468 42,968
Cubic Corp. 3,300 246,972
Ducommun, Inc.* 1,100 64,823
Kaman Corp. 2,833 151,141
Kratos Defense & Security
Solutions, Inc.* 12,476 333,608
Maxar Technologies, Inc. 7,338 284,788
Moog, Inc., Class A 2,991 258,871
National Presto Industries, Inc. 517 53,189
PAE, Inc.* 6,019 53,990
Park Aerospace Corp. 2,112 28,491
Parsons Corp.*(a) 2,321 102,890
Triumph Group, Inc.* 5,349 90,505
Vectrus, Inc.* 1,198 62,715
2,508,168
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 6,070 159,763
Atlas Air Worldwide Holdings,
Inc.* 2,658 180,505
Echo Global Logistics, Inc.* 2,679 87,603
Forward Air Corp.(a) 2,825 249,419
Hub Group, Inc., Class A* 3,386 222,528
Radiant Logistics, Inc.* 4,249 28,383
928,201
Airlines 0.4%
Allegiant Travel Co.* 1,352 318,707
Hawaiian Holdings, Inc.* 4,932 123,843
Mesa Air Group, Inc.* 3,510 39,523
SkyWest, Inc.* 5,061 251,329
Spirit Airlines, Inc.*(a) 10,125 362,677
1,096,079
Auto Components 1.4%
Adient plc* 9,727 450,749
American Axle &
Manufacturing Holdings,
Inc.* 11,519 106,896
Cooper Tire & Rubber Co. 5,186 295,550
Cooper-Standard Holdings,
Inc.* 1,718 49,891
Dana, Inc. 14,923 377,552
Dorman Products, Inc.* 2,736 271,357
Fox Factory Holding Corp.* 4,265 653,526
Gentherm, Inc.* 3,385 241,012
Goodyear Tire & Rubber Co.
(The)* 23,837 410,235
LCI Industries 2,549 373,429
Modine Manufacturing Co.* 5,116 83,288
Motorcar Parts of America,
Inc.* 2,007 43,351
Patrick Industries, Inc. 2,304 206,438
Standard Motor Products, Inc. 2,174 93,112
Stoneridge, Inc.* 2,706 89,975
Tenneco, Inc., Class A* 5,300 53,371
Common Stocks
Shares Value ($)
Auto Components
Visteon Corp.* 2,858 348,133
XPEL, Inc. Reg. S* 1,718 110,124
4,257,989
Automobiles 0.1%
Winnebago Industries, Inc. 3,227 257,998
Workhorse Group, Inc.*(a) 9,720 120,431
378,429
Banks 8.5%
1st Constitution Bancorp 999 19,161
1st Source Corp. 1,708 81,284
ACNB Corp. 844 23,210
Allegiance Bancshares, Inc. 1,909 75,596
Altabancorp 1,650 68,888
Amalgamated Financial Corp. 1,443 23,304
Amerant Bancorp, Inc.* 2,394 45,366
American National
Bankshares, Inc. 1,003 34,132
Ameris Bancorp 6,845 370,246
Ames National Corp. 962 24,319
Arrow Financial Corp. 1,370 48,429
Atlantic Capital Bancshares,
Inc.* 2,133 57,058
Atlantic Union Bankshares
Corp. 8,018 310,056
Auburn National Bancorp, Inc. 285 10,118
Banc of California, Inc. 4,612 82,555
BancFirst Corp. 1,945 135,197
Bancorp, Inc. (The)* 5,273 117,087
BancorpSouth Bank 10,171 300,960
Bank First Corp. 662 47,876
Bank of Commerce Holdings 1,631 21,056
Bank of Marin Bancorp 1,393 49,340
Bank of NT Butterfield & Son
Ltd. (The) 5,178 203,081
Bank of Princeton (The) 675 20,149
Bank7 Corp. 336 5,951
BankFinancial Corp. 1,439 14,994
BankUnited, Inc. 9,465 441,164
Bankwell Financial Group, Inc. 725 19,582
Banner Corp. 3,595 204,340
Bar Harbor Bankshares 1,512 43,334
BayCom Corp.* 1,067 19,302
BCB Bancorp, Inc. 1,450 19,967
Berkshire Hills Bancorp, Inc. 4,696 104,204
Boston Private Financial
Holdings, Inc. 8,450 124,384
Brookline Bancorp, Inc. 8,010 128,961
Bryn Mawr Bank Corp. 2,034 93,483
Business First Bancshares,
Inc. 2,027 48,182
Byline Bancorp, Inc. 2,437 55,320
C&F Financial Corp. 362 15,269
Cadence Bancorp 12,721 283,042
California Bancorp, Inc.* 704 12,320
Cambridge Bancorp 670 58,659
Camden National Corp. 1,485 70,864
Capital Bancorp, Inc.* 850 18,675
Capital City Bank Group, Inc. 1,391 35,151

80 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capstar Financial Holdings,
Inc. 1,574 30,205
Carter Bankshares, Inc.* 2,406 31,158
Cathay General Bancorp 7,711 312,141
CB Financial Services, Inc. 585 12,578
CBTX, Inc. 1,822 56,974
Central Pacific Financial Corp. 2,864 77,185
Central Valley Community
Bancorp 913 17,931
Century Bancorp, Inc., Class A 297 33,932
Chemung Financial Corp. 319 13,558
ChoiceOne Financial Services,
Inc. 764 18,749
CIT Group, Inc. 10,169 541,906
Citizens & Northern Corp. 1,306 32,258
Citizens Holding Co. 495 9,454
City Holding Co. 1,603 124,072
Civista Bancshares, Inc. 1,577 36,476
CNB Financial Corp. 1,586 40,380
Coastal Financial Corp.* 973 28,966
Codorus Valley Bancorp, Inc. 1,055 19,412
Colony Bankcorp, Inc. 833 12,986
Columbia Banking System,
Inc. 7,412 322,644
Community Bank System, Inc. 5,450 423,083
Community Bankers Trust
Corp. 2,208 18,503
Community Financial Corp.
(The) 537 19,396
Community Trust Bancorp, Inc. 1,593 70,984
ConnectOne Bancorp, Inc. 3,826 103,876
County Bancorp, Inc. 517 12,222
CrossFirst Bankshares, Inc.* 4,891 72,093
Customers Bancorp, Inc.* 2,806 96,863
CVB Financial Corp. 13,340 282,941
Dime Community Bancshares,
Inc. 3,559 117,874
Eagle Bancorp Montana, Inc. 569 13,309
Eagle Bancorp, Inc. 3,297 176,093
Eastern Bankshares, Inc. 17,032 363,293
Enterprise Bancorp, Inc. 946 32,949
Enterprise Financial Services
Corp. 2,492 122,432
Equity Bancshares, Inc., Class
A* 1,391 40,701
Esquire Financial Holdings,
Inc.* 786 18,039
Evans Bancorp, Inc. 475 17,556
Farmers & Merchants
Bancorp, Inc. 1,036 24,346
Farmers National Banc Corp. 2,790 46,258
FB Financial Corp. 3,241 135,992
Fidelity D&D Bancorp, Inc. 394 22,166
Financial Institutions, Inc. 1,682 53,706
First Bancorp, Inc. (The) 1,016 28,743
First Bancorp/NC 2,936 124,486
First Bancorp/PR 22,230 279,431
First Bancshares, Inc. (The)(a) 2,127 83,208
First Bank 1,760 22,334
First Busey Corp. 5,192 129,696
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 797 21,089
First Capital, Inc. 320 14,426
First Choice Bancorp 961 30,771
First Commonwealth Financial
Corp. 9,900 143,451
First Community Bankshares,
Inc. 1,680 49,090
First Community Corp. 712 13,101
First Financial Bancorp 10,035 245,958
First Financial Bankshares,
Inc. 13,306 653,058
First Financial Corp. 1,367 60,476
First Foundation, Inc. 3,995 95,081
First Guaranty Bancshares,
Inc. 499 8,668
First Internet Bancorp 969 33,285
First Interstate BancSystem,
Inc., Class A 4,150 194,926
First Merchants Corp. 5,510 254,617
First Mid Bancshares, Inc. 1,419 61,783
First Midwest Bancorp, Inc. 11,773 246,880
First Northwest Bancorp 958 16,075
First of Long Island Corp.
(The) 2,185 46,519
First Savings Financial Group,
Inc. 194 13,347
First United Corp. 814 13,773
First Western Financial, Inc.* 575 14,760
Flushing Financial Corp. 3,079 71,648
FNCB Bancorp, Inc. 1,714 11,878
Franklin Financial Services
Corp. 489 14,743
Fulton Financial Corp. 16,272 277,438
FVCBankcorp, Inc.* 1,286 22,621
German American Bancorp,
Inc. 2,556 110,751
Glacier Bancorp, Inc. 9,875 582,131
Great Southern Bancorp, Inc. 1,099 61,995
Great Western Bancorp, Inc. 5,708 188,649
Guaranty Bancshares, Inc. 792 30,809
Hancock Whitney Corp. 8,887 410,935
Hanmi Financial Corp. 3,124 63,417
HarborOne Bancorp, Inc. 5,420 77,560
Hawthorn Bancshares, Inc. 692 14,906
HBT Financial, Inc. 1,085 19,747
Heartland Financial USA, Inc. 3,524 177,151
Heritage Commerce Corp. 5,783 69,801
Heritage Financial Corp. 3,738 105,038
Hilltop Holdings, Inc. 6,772 238,374
Home BancShares, Inc. 15,772 438,935
HomeTrust Bancshares, Inc. 1,494 40,936
Hope Bancorp, Inc. 12,157 182,477
Horizon Bancorp, Inc. 4,481 82,182
Howard Bancorp, Inc.* 1,385 23,323
Independent Bank Corp. 5,592 329,753
Independent Bank Group, Inc. 3,837 289,732
International Bancshares Corp. 5,495 260,408
Investar Holding Corp. 1,095 24,210
Investors Bancorp, Inc. 23,793 348,330

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Banks
Lakeland Bancorp, Inc. 4,887 88,601
Lakeland Financial Corp. 2,510 163,727
Landmark Bancorp, Inc. 351 8,442
LCNB Corp. 1,097 19,878
Level One Bancorp, Inc. 573 15,488
Limestone Bancorp, Inc.* 557 8,812
Live Oak Bancshares, Inc. 2,907 185,932
Macatawa Bank Corp. 2,364 22,623
Mackinac Financial Corp. 1,033 22,416
MainStreet Bancshares, Inc.* 697 14,776
Mercantile Bank Corp. 1,512 48,807
Meridian Corp. 467 12,329
Metrocity Bankshares, Inc. 1,755 28,098
Metropolitan Bank Holding
Corp.* 707 44,435
Mid Penn Bancorp, Inc. 696 18,785
Middlefield Banc Corp. 608 13,607
Midland States Bancorp, Inc. 2,165 61,010
MidWestOne Financial Group,
Inc. 1,433 45,225
MVB Financial Corp. 976 39,313
National Bank Holdings Corp.,
Class A 3,035 121,097
National Bankshares, Inc. 725 26,020
NBT Bancorp, Inc. 4,393 166,451
Nicolet Bankshares, Inc.* 950 75,772
Northeast Bank 778 21,916
Northrim Bancorp, Inc. 627 26,742
Norwood Financial Corp. 583 14,861
Oak Valley Bancorp 696 12,347
OceanFirst Financial Corp. 6,145 140,475
OFG Bancorp 5,193 123,022
Ohio Valley Banc Corp. 432 9,668
Old National Bancorp 16,932 320,015
Old Second Bancorp, Inc.(a) 3,098 40,925
Origin Bancorp, Inc. 2,297 100,448
Orrstown Financial Services,
Inc. 1,133 26,863
Pacific Premier Bancorp, Inc. 8,257 363,556
Park National Corp. 1,471 184,007
Parke Bancorp, Inc. 1,225 25,872
Partners Bancorp 723 5,495
PCB Bancorp 1,323 20,903
Peapack-Gladstone Financial
Corp. 1,903 60,896
Penns Woods Bancorp, Inc. 649 15,576
Peoples Bancorp of North
Carolina, Inc. 399 9,325
Peoples Bancorp, Inc. 1,770 59,171
Peoples Financial Services
Corp. 731 31,177
Plumas Bancorp 497 13,195
Preferred Bank 1,416 92,805
Premier Financial Bancorp,
Inc. 1,319 24,982
Primis Financial Corp. 2,096 30,078
Professional Holding Corp.,
Class A* 1,111 19,154
QCR Holdings, Inc. 1,501 72,378
RBB Bancorp 1,827 38,513
Common Stocks
Shares Value ($)
Banks
Red River Bancshares, Inc. 530 29,489
Reliant Bancorp, Inc. 1,537 42,467
Renasant Corp.(a) 5,632 237,276
Republic Bancorp, Inc., Class
A 1,016 45,649
Republic First Bancorp, Inc.* 5,020 20,030
Richmond Mutual Bancorp,
Inc. 861 11,770
S&T Bancorp, Inc. 4,006 131,998
Salisbury Bancorp, Inc. 310 14,406
Sandy Spring Bancorp, Inc. 4,775 216,594
SB Financial Group, Inc. 802 14,324
Seacoast Banking Corp. of
Florida* 5,332 193,818
Select Bancorp, Inc.* 1,784 21,033
ServisFirst Bancshares, Inc. 5,022 317,591
Shore Bancshares, Inc. 1,270 21,387
Sierra Bancorp 1,449 39,224
Silvergate Capital Corp., Class
A* 2,004 214,869
Simmons First National Corp.,
Class A 11,170 318,345
SmartFinancial, Inc. 1,478 35,014
South Plains Financial, Inc. 1,077 24,599
South State Corp. 7,215 608,369
Southern First Bancshares,
Inc.* 792 40,788
Southside Bancshares, Inc. 3,280 131,692
Spirit of Texas Bancshares,
Inc. 1,336 30,955
Stock Yards Bancorp, Inc. 2,090 106,924
Summit Financial Group, Inc. 1,137 29,619
Texas Capital Bancshares,
Inc.* 5,214 357,837
Tompkins Financial Corp. 1,491 116,522
Towne Bank 6,938 214,939
TriCo Bancshares 2,745 127,039
TriState Capital Holdings, Inc.* 2,781 66,382
Triumph Bancorp, Inc.* 2,342 207,571
Trustmark Corp. 6,502 210,730
UMB Financial Corp. 4,496 436,247
United Bankshares, Inc. 12,765 501,282
United Community Banks, Inc. 8,063 263,821
United Security Bancshares 1,454 12,039
Unity Bancorp, Inc. 806 17,772
Univest Financial Corp. 2,936 82,002
Valley National Bancorp 41,000 564,570
Veritex Holdings, Inc.(a) 4,908 165,792
Washington Trust Bancorp,
Inc. 1,732 88,419
WesBanco, Inc. 6,646 241,183
West Bancorp, Inc. 1,569 41,202
Westamerica Bancorp 2,693 170,736
25,452,490
Beverages 0.3%
Celsius Holdings, Inc.* 3,706 212,354
Coca-Cola Consolidated, Inc. 479 140,467
MGP Ingredients, Inc.(a) 1,309 78,671
National Beverage Corp.(a) 2,423 117,733

82 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages
NewAge, Inc.* 9,702 21,247
Primo Water Corp. 16,109 269,665
840,137
Biotechnology 9.6%
4D Molecular Therapeutics,
Inc.* 785 30,380
89bio, Inc.* 840 22,084
Abeona Therapeutics, Inc.* 5,961 10,551
ADMA Biologics, Inc.*(a) 6,948 13,618
Adverum Biotechnologies,
Inc.* 9,200 35,880
Aeglea BioTherapeutics, Inc.* 4,569 35,547
Affimed NV* 11,589 123,886
Agenus, Inc.* 16,513 51,025
Akebia Therapeutics, Inc.* 14,636 46,689
Akero Therapeutics, Inc.* 1,406 43,305
Akouos, Inc.* 2,495 35,479
Albireo Pharma, Inc.*(a) 1,727 55,437
Alector, Inc.* 4,807 93,736
Aligos Therapeutics, Inc.* 1,079 27,752
Allakos, Inc.* 2,701 294,733
Allogene Therapeutics, Inc.* 5,574 172,348
Allovir, Inc.* 3,034 71,693
ALX Oncology Holdings,
Inc.*(a) 1,792 112,287
Amicus Therapeutics, Inc.* 26,630 262,039
AnaptysBio, Inc.* 2,190 51,136
Anavex Life Sciences
Corp.*(a) 6,008 72,577
Anika Therapeutics, Inc.* 1,420 57,056
Annexon, Inc.* 2,723 54,269
Apellis Pharmaceuticals, Inc.* 6,225 315,421
Applied Genetic Technologies
Corp.* 4,338 18,350
Applied Molecular Transport,
Inc.*(a) 2,278 130,962
Applied Therapeutics, Inc.* 1,580 29,262
Aprea Therapeutics, Inc.* 770 3,611
Aptinyx, Inc.* 2,915 7,812
Aravive, Inc.* 1,483 7,786
Arcturus Therapeutics
Holdings, Inc.*(a) 2,082 76,326
Arcus Biosciences, Inc.* 4,340 146,475
Arcutis Biotherapeutics, Inc.* 2,370 79,395
Ardelyx, Inc.* 7,755 56,689
Arena Pharmaceuticals, Inc.* 5,992 411,231
Arrowhead Pharmaceuticals,
Inc.* 10,550 767,618
Assembly Biosciences, Inc.* 3,001 12,844
Atara Biotherapeutics, Inc.* 8,249 115,981
Athenex, Inc.* 7,555 30,296
Athersys, Inc.* 18,085 30,202
Atreca, Inc., Class A* 2,968 35,438
AVEO Pharmaceuticals, Inc.* 2,222 15,665
Avid Bioservices, Inc.* 6,220 133,139
Avidity Biosciences, Inc.* 3,126 73,273
Avrobio, Inc.* 3,637 42,480
Axcella Health, Inc.* 1,409 5,833
Aziyo Biologics, Inc., Class A* 214 2,091
Common Stocks
Shares Value ($)
Biotechnology
Beam Therapeutics, Inc.*(a) 4,114 337,348
Beyondspring, Inc.* 1,925 20,771
BioAtla, Inc.* 1,183 58,665
BioCryst Pharmaceuticals,
Inc.* 18,229 212,094
Biohaven Pharmaceutical
Holding Co. Ltd.* 4,959 372,421
Bioxcel Therapeutics, Inc.*(a) 1,253 42,564
Black Diamond Therapeutics,
Inc.* 1,875 49,950
Blueprint Medicines Corp.* 5,706 549,602
Bolt Biotherapeutics, Inc.* 1,284 28,710
BrainStorm Cell Therapeutics,
Inc.* 3,118 10,819
Bridgebio Pharma, Inc.*(a) 9,679 541,250
C4 Therapeutics, Inc.*(a) 1,140 37,734
Cabaletta Bio, Inc.* 1,262 14,046
Calithera Biosciences, Inc.* 6,639 14,407
Calyxt, Inc.* 1,119 5,573
CareDx, Inc.* 5,173 409,029
CASI Pharmaceuticals, Inc.* 7,158 12,813
Catabasis Pharmaceuticals,
Inc.* 2,196 4,941
Catalyst Biosciences, Inc.* 3,066 15,453
Catalyst Pharmaceuticals,
Inc.* 10,108 46,295
CEL-SCI Corp.*(a) 3,633 87,664
Centogene NV* 822 8,935
Checkmate Pharmaceuticals,
Inc.* 960 6,950
Checkpoint Therapeutics, Inc.* 5,500 15,950
ChemoCentryx, Inc.* 5,134 248,126
Chimerix, Inc.* 6,082 52,974
Chinook Therapeutics, Inc.* 1,313 23,568
Cidara Therapeutics, Inc.* 3,994 8,867
Clovis Oncology, Inc.*(a) 8,654 51,405
Codiak Biosciences, Inc.* 616 12,197
Cohbar, Inc. Reg. S* 2,438 3,267
Coherus Biosciences, Inc.* 6,114 90,487
Concert Pharmaceuticals, Inc.* 2,891 11,998
Constellation Pharmaceuticals,
Inc.* 3,189 68,946
ContraFect Corp.* 2,432 10,774
Corbus Pharmaceuticals
Holdings, Inc.* 7,472 13,450
Cortexyme, Inc.*(a) 1,620 63,455
Crinetics Pharmaceuticals,
Inc.*(a) 2,839 49,143
Cue Biopharma, Inc.* 3,070 37,239
Cullinan Oncology, Inc.*(a) 1,338 43,431
Cyclerion Therapeutics, Inc.* 2,236 4,874
Cytokinetics, Inc.* 6,827 173,679
CytomX Therapeutics, Inc.* 6,296 58,931
Decibel Therapeutics, Inc.* 691 6,302
Deciphera Pharmaceuticals,
Inc.* 3,976 184,367
Denali Therapeutics, Inc.*(a) 6,484 391,893
DermTech, Inc.*(a) 1,053 44,279
Dicerna Pharmaceuticals, Inc.* 6,764 210,969
Dyadic International, Inc.* 2,366 10,671

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Biotechnology
Dynavax Technologies Corp.* 10,793 107,714
Dyne Therapeutics, Inc.* 1,704 33,535
Eagle Pharmaceuticals, Inc.* 1,081 44,137
Editas Medicine, Inc.*(a) 6,878 254,555
Eiger BioPharmaceuticals,
Inc.* 3,240 27,508
Emergent BioSolutions, Inc.* 4,652 283,679
Enanta Pharmaceuticals, Inc.* 1,968 99,856
Enochian Biosciences, Inc.*(a) 1,508 5,097
Epizyme, Inc.* 9,234 72,118
Esperion Therapeutics, Inc.*(a) 2,674 72,064
Evelo Biosciences, Inc.* 2,326 30,587
Exicure, Inc.* 5,848 11,521
Fate Therapeutics, Inc.* 7,846 685,662
Fennec Pharmaceuticals, Inc.* 2,173 13,581
FibroGen, Inc.*(a) 8,723 194,697
Flexion Therapeutics, Inc.* 4,537 35,207
Foghorn Therapeutics, Inc.* 769 8,444
Forma Therapeutics Holdings,
Inc.* 3,100 83,545
Fortress Biotech, Inc.* 6,511 28,128
Frequency Therapeutics, Inc.* 2,592 30,093
G1 Therapeutics, Inc.*(a) 3,511 73,977
Galectin Therapeutics, Inc.*(a) 4,008 17,715
Galera Therapeutics, Inc.* 893 7,278
Generation Bio Co.* 4,131 150,616
Genprex, Inc.* 3,282 12,472
Geron Corp.* 29,922 43,387
GlycoMimetics, Inc.* 4,082 9,797
Gossamer Bio, Inc.* 5,881 50,812
Gritstone Oncology, Inc.* 3,112 28,164
Halozyme Therapeutics,
Inc.*(a) 13,711 684,864
Harpoon Therapeutics, Inc.* 1,381 31,266
Heron Therapeutics, Inc.* 9,046 158,124
Homology Medicines, Inc.* 3,534 23,925
Hookipa Pharma, Inc.* 1,436 19,443
iBio, Inc.*(a) 21,800 29,866
Ideaya Biosciences, Inc.* 1,802 37,031
IGM Biosciences, Inc.*(a) 768 54,313
Immunic, Inc.* 490 7,526
ImmunityBio, Inc.*(a) 3,250 57,688
ImmunoGen, Inc.* 19,744 159,137
Immunome, Inc.* 201 5,339
Immunovant, Inc.* 3,765 59,035
Inhibrx, Inc.* 869 18,536
Inovio Pharmaceuticals,
Inc.*(a) 19,067 129,846
Inozyme Pharma, Inc.*(a) 1,204 22,250
Insmed, Inc.* 10,421 351,500
Intellia Therapeutics, Inc.* 5,652 433,904
Intercept Pharmaceuticals,
Inc.*(a) 2,678 52,971
Invitae Corp.*(a) 12,497 436,145
Ironwood Pharmaceuticals,
Inc.* 16,477 181,906
iTeos Therapeutics, Inc.* 2,015 47,373
IVERIC bio, Inc.* 8,336 58,352
Jounce Therapeutics, Inc.* 1,808 17,049
Kadmon Holdings, Inc.* 17,863 72,524
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc.* 1,953 48,766
Karuna Therapeutics, Inc.* 1,634 181,390
Karyopharm Therapeutics,
Inc.*(a) 7,316 68,331
Keros Therapeutics, Inc.* 1,393 81,908
Kezar Life Sciences, Inc.* 3,210 18,714
Kindred Biosciences, Inc.* 3,936 19,680
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 45,561
Kinnate Biopharma, Inc.* 1,371 36,770
Kodiak Sciences, Inc.*(a) 3,393 410,010
Kronos Bio, Inc.* 1,562 42,283
Krystal Biotech, Inc.* 1,549 123,053
Kura Oncology, Inc.* 6,463 174,049
Kymera Therapeutics, Inc.* 1,025 46,689
La Jolla Pharmaceutical
Co.*(a) 1,722 7,646
Lexicon Pharmaceuticals, Inc.* 4,969 24,149
Ligand Pharmaceuticals,
Inc.*(a) 1,495 218,106
LogicBio Therapeutics, Inc.* 1,624 8,964
MacroGenics, Inc.* 5,659 183,125
Madrigal Pharmaceuticals,
Inc.* 905 123,171
Magenta Therapeutics, Inc.* 2,161 25,176
MannKind Corp.*(a) 23,568 107,706
Marker Therapeutics, Inc.* 3,396 8,694
MediciNova, Inc.*(a) 4,550 19,975
MEI Pharma, Inc.* 11,438 41,749
MeiraGTx Holdings plc* 2,429 36,386
Mersana Therapeutics, Inc.* 5,442 86,691
Metacrine, Inc.* 545 2,115
Minerva Neurosciences, Inc.* 3,672 8,739
Mirati Therapeutics, Inc.* 4,412 733,363
Mirum Pharmaceuticals, Inc.* 622 12,154
Molecular Templates, Inc.* 2,853 26,704
Morphic Holding, Inc.*(a) 1,433 79,388
Mustang Bio, Inc.* 5,076 16,395
Myriad Genetics, Inc.* 7,381 223,054
Natera, Inc.* 7,802 858,376
Neoleukin Therapeutics, Inc.* 3,487 43,553
Neubase Therapeutics, Inc.* 1,725 10,402
NeuroBo Pharmaceuticals,
Inc.* 527 1,892
NexImmune, Inc.* 620 11,972
NextCure, Inc.* 1,652 14,488
Nkarta, Inc.* 2,089 66,535
Novavax, Inc.* 6,354 1,505,453
Nurix Therapeutics, Inc.*(a) 2,455 85,483
Nymox Pharmaceutical
Corp.*(a) 4,609 9,172
Olema Pharmaceuticals, Inc.* 1,230 34,502
Oncocyte Corp.* 7,251 37,270
Oncorus, Inc.* 708 11,363
OPKO Health, Inc.*(a) 41,237 169,072
Organogenesis Holdings, Inc.* 2,619 58,561
Orgenesis, Inc.*(a) 1,913 8,972
ORIC Pharmaceuticals, Inc.* 2,371 57,212
Ovid therapeutics, Inc.* 5,166 18,959

84 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Oyster Point Pharma, Inc.* 672 13,877
Passage Bio, Inc.* 2,946 55,267
PhaseBio Pharmaceuticals,
Inc.* 1,706 5,169
Pieris Pharmaceuticals, Inc.* 5,940 12,830
PMV Pharmaceuticals, Inc.* 1,384 46,682
Poseida Therapeutics, Inc.* 3,352 31,375
Praxis Precision Medicines,
Inc.* 1,179 36,148
Precigen, Inc.*(a) 7,215 55,808
Precision BioSciences, Inc.* 4,856 45,112
Prelude Therapeutics, Inc.* 1,036 42,932
Protagonist Therapeutics, Inc.* 3,624 104,879
Protara Therapeutics, Inc.* 245 2,742
Prothena Corp. plc* 3,132 83,123
PTC Therapeutics, Inc.* 6,368 262,425
Puma Biotechnology, Inc.* 3,208 31,631
Radius Health, Inc.* 4,734 105,568
RAPT Therapeutics, Inc.* 1,150 25,231
REGENXBIO, Inc.* 3,968 137,650
Relay Therapeutics, Inc.* 4,716 149,544
Replimune Group, Inc.* 2,474 90,524
REVOLUTION Medicines,
Inc.* 4,399 146,003
Rhythm Pharmaceuticals,
Inc.*(a) 3,914 84,386
Rigel Pharmaceuticals, Inc.*(a) 17,735 65,974
Rocket Pharmaceuticals, Inc.* 3,849 176,438
Rubius Therapeutics, Inc.* 3,684 92,174
Sangamo Therapeutics, Inc.* 11,834 139,405
Savara, Inc.* 5,887 11,185
Scholar Rock Holding Corp.* 2,643 85,501
Scopus Biopharma, Inc.* 495 3,628
Selecta Biosciences, Inc.* 7,066 21,198
Sensei Biotherapeutics, Inc.* 740 9,798
Seres Therapeutics, Inc.* 5,719 119,012
Shattuck Labs, Inc.* 1,400 52,752
Sigilon Therapeutics, Inc.* 761 10,578
Silverback Therapeutics, Inc.* 1,292 41,409
Soleno Therapeutics, Inc.* 6,095 7,375
Solid Biosciences, Inc.* 2,885 14,685
Sorrento Therapeutics, Inc.* 25,781 212,178
Spectrum Pharmaceuticals,
Inc.* 14,946 46,482
Spero Therapeutics, Inc.* 2,077 28,580
SpringWorks Therapeutics,
Inc.* 2,481 178,285
Spruce Biosciences, Inc.* 744 12,053
SQZ Biotechnologies Co.* 502 6,165
Stoke Therapeutics, Inc.* 1,390 44,897
Sutro Biopharma, Inc.* 3,333 68,360
Syndax Pharmaceuticals, Inc.* 3,196 50,944
Syros Pharmaceuticals, Inc.* 4,855 29,324
Taysha Gene Therapies,
Inc.*(a) 928 23,952
TCR2 Therapeutics, Inc.* 2,976 67,585
TG Therapeutics, Inc.*(a) 12,537 560,529
Translate Bio, Inc.* 7,037 163,399
Travere Therapeutics, Inc.* 5,675 140,286
Common Stocks
Shares Value ($)
Biotechnology
Turning Point Therapeutics,
Inc.* 3,853 293,714
Twist Bioscience Corp.* 4,838 649,211
Tyme Technologies, Inc.* 8,042 12,465
Ultragenyx Pharmaceutical,
Inc.* 6,549 731,130
UNITY Biotechnology, Inc.* 3,918 19,472
UroGen Pharma Ltd.* 2,025 39,386
Vanda Pharmaceuticals, Inc.* 5,469 90,785
Vaxart, Inc.*(a) 5,371 57,899
Vaxcyte, Inc.*(a) 2,967 55,097
VBI Vaccines, Inc.*(a) 18,498 58,269
Veracyte, Inc.* 6,828 339,693
Verastem, Inc.* 17,472 53,639
Vericel Corp.* 4,723 294,810
Viking Therapeutics, Inc.* 6,711 42,883
Vir Biotechnology, Inc.* 5,552 265,052
Vor BioPharma, Inc.* 1,157 32,604
Voyager Therapeutics, Inc.* 2,497 12,036
vTv Therapeutics, Inc., Class
A*(a) 1,054 2,698
X4 Pharmaceuticals, Inc.* 1,635 13,701
XBiotech, Inc.* 1,527 26,081
Xencor, Inc.* 5,680 241,741
XOMA Corp.* 616 23,445
Y-mAbs Therapeutics, Inc.* 3,192 95,983
Zentalis Pharmaceuticals, Inc.* 2,972 176,299
ZIOPHARM Oncology, Inc.*(a) 21,709 75,113
28,816,956
Building Products 1.8%
AAON, Inc. 4,231 276,750
Advanced Drainage Systems,
Inc. 5,809 648,633
Alpha Pro Tech Ltd.*(a) 1,374 12,311
American Woodmark Corp.* 1,749 173,955
Apogee Enterprises, Inc. 2,660 93,446
Builders FirstSource, Inc.* 21,021 1,023,092
Caesarstone Ltd. 2,304 32,164
Cornerstone Building Brands,
Inc.* 4,532 63,720
CSW Industrials, Inc. 1,416 191,741
Gibraltar Industries, Inc.* 3,360 308,650
Griffon Corp. 4,724 128,115
Insteel Industries, Inc. 1,892 72,142
JELD-WEN Holding, Inc.* 6,997 204,102
Masonite International Corp.* 2,507 316,609
PGT Innovations, Inc.* 5,860 154,294
Quanex Building Products
Corp. 3,435 93,741
Resideo Technologies, Inc.* 14,829 445,018
Simpson Manufacturing Co.,
Inc. 4,489 505,910
UFP Industries, Inc. 6,168 518,359
5,262,752
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 5,834 297,067
Assetmark Financial Holdings,
Inc.* 1,660 37,383

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Capital Markets
Associated Capital Group,
Inc., Class A 190 6,789
B. Riley Financial, Inc. 2,029 144,647
BGC Partners, Inc., Class A 31,645 167,718
Blucora, Inc.* 4,995 71,903
Brightsphere Investment
Group, Inc. 6,331 142,511
Cohen & Steers, Inc. 2,534 172,363
Cowen, Inc., Class A 2,670 105,438
Diamond Hill Investment
Group, Inc. 322 55,062
Donnelley Financial Solutions,
Inc.* 3,076 94,003
Federated Hermes, Inc., Class
B 9,815 282,672
Focus Financial Partners, Inc.,
Class A* 3,968 186,734
GAMCO Investors, Inc., Class
A 512 10,076
Greenhill & Co., Inc. 1,513 22,967
Hamilton Lane, Inc., Class A 3,328 301,018
Houlihan Lokey, Inc. 5,328 353,087
Moelis & Co., Class A 5,437 295,120
Oppenheimer Holdings, Inc.,
Class A(a) 982 50,249
Piper Sandler Cos. 1,797 208,434
PJT Partners, Inc., Class A 2,409 177,134
Pzena Investment
Management, Inc., Class A 1,606 16,911
Safeguard Scientifics, Inc.* 2,085 12,844
Sculptor Capital Management,
Inc. 1,918 43,615
Siebert Financial Corp.*(a) 976 3,914
Silvercrest Asset Management
Group, Inc., Class A 1,063 14,786
StepStone Group, Inc., Class
A 1,987 66,167
Stifel Financial Corp. 10,304 712,934
StoneX Group, Inc.* 1,725 109,572
Value Line, Inc. 100 3,054
Virtus Investment Partners,
Inc. 758 207,283
Waddell & Reed Financial,
Inc., Class A 6,329 158,098
Westwood Holdings Group,
Inc. 809 14,635
WisdomTree Investments, Inc. 14,583 98,946
4,645,134
Chemicals 1.7%
Advanced Emissions
Solutions, Inc.* 1,541 7,243
AdvanSix, Inc.* 2,827 82,209
AgroFresh Solutions, Inc.* 3,461 7,337
American Vanguard Corp. 2,930 57,955
Amyris, Inc.* 10,995 160,087
Avient Corp. 9,423 478,406
Balchem Corp. 3,316 421,762
Chase Corp. 758 89,777
Ferro Corp.* 8,401 139,961
Common Stocks
Shares Value ($)
Chemicals
FutureFuel Corp. 2,709 34,404
GCP Applied Technologies,
Inc.* 5,065 130,120
Hawkins, Inc. 2,026 67,567
HB Fuller Co. 5,347 357,287
Ingevity Corp.* 4,298 335,588
Innospec, Inc. 2,516 245,084
Intrepid Potash, Inc.* 998 32,096
Koppers Holdings, Inc.* 2,144 71,267
Kraton Corp.* 3,175 113,538
Kronos Worldwide, Inc. 2,146 36,482
Livent Corp.*(a) 15,124 272,534
Marrone Bio Innovations, Inc.* 7,658 12,942
Minerals Technologies, Inc. 3,517 274,818
Orion Engineered Carbons
SA* 6,263 124,383
PQ Group Holdings, Inc. 3,978 55,692
Quaker Chemical Corp. 1,364 330,565
Rayonier Advanced Materials,
Inc.* 6,495 59,040
Sensient Technologies Corp. 4,368 359,224
Stepan Co. 2,221 290,196
Trecora Resources* 2,446 18,565
Tredegar Corp. 2,721 39,781
Trinseo SA 3,947 244,359
Tronox Holdings plc, Class A 11,158 236,550
5,186,819
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 6,893 354,369
ACCO Brands Corp. 9,478 81,321
Brady Corp., Class A 4,877 266,138
BrightView Holdings, Inc.* 4,159 74,571
Brink's Co. (The) 5,073 405,434
Casella Waste Systems, Inc.,
Class A* 5,030 337,563
CECO Environmental Corp.* 3,326 24,280
Cimpress plc* 1,832 174,516
CoreCivic, Inc.* 12,268 95,323
Covanta Holding Corp. 12,156 182,826
Deluxe Corp. 4,306 189,550
Ennis, Inc. 2,671 55,370
Harsco Corp.* 8,075 144,785
Healthcare Services Group,
Inc. 7,699 230,585
Heritage-Crystal Clean, Inc.* 1,643 47,187
Herman Miller, Inc. 6,070 251,905
HNI Corp. 4,407 186,593
Interface, Inc. 6,052 77,708
KAR Auction Services, Inc.* 13,298 199,337
Kimball International, Inc.,
Class B 3,733 54,427
Knoll, Inc. 5,177 123,730
Matthews International Corp.,
Class A 3,161 130,802
Montrose Environmental
Group, Inc.* 2,199 119,208
NL Industries, Inc. 865 6,142
Pitney Bowes, Inc. 17,889 133,631
Quad/Graphics, Inc.* 3,247 11,689

86 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
SP Plus Corp.* 2,365 81,191
Steelcase, Inc., Class A 8,910 122,958
Team, Inc.* 2,969 29,304
Tetra Tech, Inc. 5,556 709,112
UniFirst Corp. 1,554 348,391
US Ecology, Inc.*(a) 3,194 135,617
Viad Corp.* 2,089 87,028
Vidler Water Resouces, Inc.* 1,507 13,638
VSE Corp. 1,035 44,660
5,530,889
Communications Equipment 0.7%
ADTRAN, Inc. 4,969 84,920
Applied Optoelectronics,
Inc.*(a) 2,334 17,295
CalAmp Corp.* 3,575 49,156
Calix, Inc.* 5,430 229,635
Cambium Networks Corp.* 830 49,800
Casa Systems, Inc.* 3,315 26,006
Clearfield, Inc.* 1,159 39,812
Comtech Telecommunications
Corp. 2,491 59,734
Digi International, Inc.* 3,023 54,021
DZS, Inc.* 1,462 21,959
Extreme Networks, Inc.* 12,193 138,756
Genasys, Inc.* 3,477 21,731
Harmonic, Inc.* 9,792 76,574
Infinera Corp.* 16,794 154,841
Inseego Corp.*(a) 7,216 64,078
KVH Industries, Inc.* 1,677 22,455
NETGEAR, Inc.* 3,094 115,128
NetScout Systems, Inc.* 7,277 190,621
PCTEL, Inc.* 1,838 12,278
Plantronics, Inc.* 3,584 143,324
Resonant, Inc.*(a) 5,302 17,338
Ribbon Communications, Inc.* 6,875 46,406
Viavi Solutions, Inc.* 23,511 384,640
2,020,508
Construction & Engineering 1.6%
Aegion Corp.* 3,088 92,949
Ameresco, Inc., Class A* 2,544 134,298
API Group Corp. Reg. S*(b) 14,449 307,186
Arcosa, Inc. 5,018 302,535
Argan, Inc. 1,551 77,783
Comfort Systems USA, Inc. 3,707 305,308
Concrete Pumping Holdings,
Inc.* 2,745 22,317
Construction Partners, Inc.,
Class A* 2,881 91,414
Dycom Industries, Inc.* 3,165 296,909
EMCOR Group, Inc. 5,603 671,239
Fluor Corp.* 14,543 334,198
Granite Construction, Inc. 4,840 184,404
Great Lakes Dredge & Dock
Corp.* 6,634 104,154
HC2 Holdings, Inc.*(a) 5,223 21,937
IES Holdings, Inc.* 836 44,132
MasTec, Inc.* 5,845 609,984
Matrix Service Co.* 2,636 34,821
MYR Group, Inc.* 1,688 131,495
Common Stocks
Shares Value ($)
Construction & Engineering
Northwest Pipe Co.* 985 32,771
NV5 Global, Inc.* 1,143 103,019
Primoris Services Corp. 4,966 162,190
Sterling Construction Co., Inc.* 2,870 59,839
Tutor Perini Corp.* 4,143 66,702
WillScot Mobile Mini Holdings
Corp.* 17,873 523,143
4,714,727
Construction Materials 0.2%
Forterra, Inc.* 2,978 69,864
Summit Materials, Inc., Class
A* 11,808 339,952
United States Lime & Minerals,
Inc. 214 29,571
US Concrete, Inc.* 1,671 105,958
545,345
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 493 15,411
Curo Group Holdings Corp. 1,901 27,222
Encore Capital Group, Inc.* 3,212 126,360
Enova International, Inc.* 3,556 121,757
EZCORP, Inc., Class A* 4,554 25,639
FirstCash, Inc. 4,175 300,725
Green Dot Corp., Class A* 5,306 242,803
LendingClub Corp.* 7,274 111,947
Navient Corp. 18,973 319,316
Nelnet, Inc., Class A 1,766 131,090
Oportun Financial Corp.* 2,015 43,746
PRA Group, Inc.* 4,638 174,760
PROG Holdings, Inc. 6,924 352,709
Regional Management Corp. 873 33,811
World Acceptance Corp.* 453 59,225
2,086,521
Containers & Packaging 0.2%
Greif, Inc., Class A 2,685 162,469
Greif, Inc., Class B 571 34,152
Myers Industries, Inc. 3,713 83,765
O-I Glass, Inc.* 16,158 266,446
Pactiv Evergreen, Inc. 4,044 59,528
Ranpak Holdings Corp.* 3,027 58,209
UFP Technologies, Inc.* 737 36,894
701,463
Distributors 0.1%
Core-Mark Holding Co., Inc. 4,611 196,244
Funko, Inc., Class A* 2,466 53,118
Greenlane Holdings, Inc.,
Class A* 1,043 4,589
Weyco Group, Inc. 717 14,103
268,054
Diversified Consumer Services 0.4%
Adtalem Global Education,
Inc.* 5,197 178,309
American Public Education,
Inc.* 1,427 43,466
Aspen Group, Inc.* 2,409 11,491
Carriage Services, Inc. 1,710 63,578
Houghton Mifflin Harcourt Co.* 11,057 100,398

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Diversified Consumer Services
Laureate Education, Inc.,
Class A* 11,092 152,515
OneSpaWorld Holdings Ltd.* 4,647 49,514
Perdoceo Education Corp.* 7,154 83,416
Regis Corp.* 2,444 31,625
Strategic Education, Inc. 2,483 186,374
Stride, Inc.* 4,173 119,473
Universal Technical Institute,
Inc.* 3,383 19,046
Vivint Smart Home, Inc.* 8,227 98,560
WW International, Inc.* 4,853 134,622
1,272,387
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,578 45,368
A-Mark Precious Metals, Inc. 528 19,679
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,208 47,350
Cannae Holdings, Inc.* 8,872 352,218
Marlin Business Services
Corp. 953 21,490
SWK Holdings Corp.* 394 6,180
492,285
Diversified Telecommunication Services 0.7%
Alaska Communications
Systems Group, Inc.* 4,981 16,487
Anterix, Inc.* 1,181 55,885
ATN International, Inc. 1,149 52,371
Bandwidth, Inc., Class A* 1,981 261,888
Cincinnati Bell, Inc.* 5,157 79,573
Cogent Communications
Holdings, Inc. 4,391 331,564
Consolidated Communications
Holdings, Inc.* 7,538 54,274
IDT Corp., Class B* 2,015 48,380
Iridium Communications, Inc.* 12,322 468,113
Liberty Latin America Ltd.,
Class A* 4,741 65,829
Liberty Latin America Ltd.,
Class C* 16,084 224,372
Ooma, Inc.* 2,215 36,614
ORBCOMM, Inc.* 7,744 88,746
Vonage Holdings Corp.* 24,059 325,999
2,110,095
Electric Utilities 0.6%
ALLETE, Inc. 5,386 378,959
Genie Energy Ltd., Class B 1,319 7,387
MGE Energy, Inc. 3,769 281,959
Otter Tail Corp. 4,127 194,918
PNM Resources, Inc. 8,798 434,269
Portland General Electric Co. 9,242 470,048
Spark Energy, Inc., Class A 1,304 13,796
1,781,336
Electrical Equipment 1.4%
Allied Motion Technologies,
Inc. 716 37,268
American Superconductor
Corp.* 2,764 45,523
Common Stocks
Shares Value ($)
Electrical Equipment
Atkore, Inc.* 4,824 377,623
AZZ, Inc. 2,623 138,075
Bloom Energy Corp., Class
A*(a) 9,124 236,950
Encore Wire Corp. 2,077 155,110
EnerSys 4,349 398,281
FuelCell Energy, Inc.* 32,459 315,177
LSI Industries, Inc. 2,725 22,400
Orion Energy Systems, Inc.* 2,737 16,477
Plug Power, Inc.* 42,481 1,211,133
Powell Industries, Inc. 885 31,187
Preformed Line Products Co. 334 22,111
Sunrun, Inc.* 16,367 801,983
Thermon Group Holdings, Inc.* 3,283 62,705
TPI Composites, Inc.* 3,171 168,539
Ultralife Corp.* 710 5,609
Vicor Corp.* 1,996 184,091
4,230,242
Electronic Equipment, Instruments & Components 2.0%
908 Devices, Inc.* 728 38,577
Akoustis Technologies, Inc.* 3,721 41,787
Arlo Technologies, Inc.* 8,355 51,216
Badger Meter, Inc. 3,009 281,010
Bel Fuse, Inc., Class B 953 18,993
Belden, Inc. 4,510 195,193
Benchmark Electronics, Inc. 3,775 113,325
CTS Corp. 3,277 106,568
Daktronics, Inc.* 3,846 23,730
ePlus, Inc.* 1,380 138,497
Fabrinet* 3,784 323,986
FARO Technologies, Inc.* 1,821 138,114
II-VI, Inc.* 10,583 710,543
Insight Enterprises, Inc.* 3,561 357,418
Intellicheck, Inc.* 1,955 19,491
Iteris, Inc.* 4,393 29,653
Itron, Inc.* 4,537 408,058
Kimball Electronics, Inc.* 2,503 57,594
Knowles Corp.* 9,154 191,319
Luna Innovations, Inc.* 3,044 34,519
Methode Electronics, Inc. 3,801 170,779
Napco Security Technologies,
Inc.* 1,448 48,233
nLight, Inc.* 3,609 105,888
Novanta, Inc.* 3,536 465,726
OSI Systems, Inc.* 1,733 167,356
PAR Technology Corp.*(a) 1,968 161,651
PC Connection, Inc. 1,152 52,243
Plexus Corp.* 2,913 269,278
Powerfleet, Inc.* 3,161 23,897
Research Frontiers, Inc.* 3,039 7,780
Rogers Corp.* 1,923 376,600
Sanmina Corp.* 6,624 270,524
ScanSource, Inc.* 2,580 77,993
TTM Technologies, Inc.* 10,329 154,935
Vishay Intertechnology, Inc. 13,666 335,774
Vishay Precision Group, Inc.* 1,184 37,746
Wrap Technologies, Inc.*(a) 1,508 8,867
6,014,861

88 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.7%
Archrock, Inc. 13,420 125,343
Aspen Aerogels, Inc.* 2,143 39,067
Bristow Group, Inc.* 706 18,681
Cactus, Inc., Class A 4,886 145,652
ChampionX Corp.* 19,157 402,488
DMC Global, Inc.* 1,521 82,134
Dril-Quip, Inc.* 3,606 110,524
Exterran Corp.* 2,448 8,029
Frank's International NV* 15,743 51,165
Helix Energy Solutions Group,
Inc.* 14,663 62,904
Liberty Oilfield Services, Inc.,
Class A* 8,517 99,649
Nabors Industries Ltd.*(a) 734 59,344
National Energy Services
Reunited Corp.* 1,997 25,342
Newpark Resources, Inc.* 8,796 24,980
NexTier Oilfield Solutions, Inc.* 16,517 59,296
Oceaneering International,
Inc.* 10,251 110,198
Oil States International, Inc.* 6,072 34,064
Patterson-UTI Energy, Inc. 18,772 126,899
ProPetro Holding Corp.* 8,340 80,314
RPC, Inc.* 5,861 28,484
Select Energy Services, Inc.,
Class A* 5,884 28,420
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 31,365
Tidewater, Inc.* 4,200 51,492
Transocean Ltd.*(a) 60,626 195,216
US Silica Holdings, Inc.* 7,594 80,876
2,081,926
Entertainment 0.3%
AMC Entertainment Holdings,
Inc., Class A*(a) 39,052 391,692
Cinemark Holdings, Inc.*(a) 10,999 233,179
Eros STX Global Corp.* 16,412 21,336
Gaia, Inc.* 1,284 13,533
IMAX Corp.* 5,091 104,976
Liberty Media Corp.-Liberty
Braves, Class C* 3,761 104,142
Liberty Media Corp-Liberty
Braves, Class A* 1,076 30,117
LiveXLive Media, Inc.* 5,025 21,557
Marcus Corp. (The)* 2,314 46,188
966,720
Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust 8,752 182,829
Agree Realty Corp. 6,380 448,897
Alexander & Baldwin, Inc. 7,454 136,632
Alexander's, Inc. 219 60,716
Alpine Income Property Trust,
Inc. 697 12,692
American Assets Trust, Inc. 5,193 182,015
American Finance Trust, Inc. 11,378 113,894
Armada Hoffler Properties, Inc. 5,989 81,630
Bluerock Residential Growth
REIT, Inc. 2,361 22,382
Broadstone Net Lease, Inc. 3,628 73,213
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
BRT Apartments Corp. 1,127 21,221
CareTrust REIT, Inc. 9,859 238,391
CatchMark Timber Trust, Inc.,
Class A 5,086 59,150
Centerspace 1,349 94,956
Chatham Lodging Trust* 4,758 65,993
CIM Commercial Trust Corp. 1,149 12,869
City Office REIT, Inc. 4,600 50,278
Clipper Realty, Inc. 1,519 12,501
Colony Capital, Inc.* 49,553 346,871
Columbia Property Trust, Inc. 11,829 213,040
Community Healthcare Trust,
Inc. 2,302 117,218
CorEnergy Infrastructure Trust,
Inc. 1,534 9,296
CorePoint Lodging, Inc.* 4,061 40,569
CTO Realty Growth, Inc. 606 32,118
DiamondRock Hospitality Co.* 20,614 214,798
Diversified Healthcare Trust 24,525 108,278
Easterly Government
Properties, Inc. 8,461 181,319
EastGroup Properties, Inc. 4,033 639,876
Essential Properties Realty
Trust, Inc. 10,736 281,176
Farmland Partners, Inc. 2,680 35,724
Four Corners Property Trust,
Inc. 7,472 215,717
Franklin Street Properties
Corp. 10,817 57,114
GEO Group, Inc. (The) 12,173 67,073
Getty Realty Corp. 3,614 114,130
Gladstone Commercial Corp. 3,514 73,935
Gladstone Land Corp. 2,208 46,346
Global Medical REIT, Inc. 4,635 66,559
Global Net Lease, Inc. 9,357 179,654
Healthcare Realty Trust, Inc. 14,350 461,496
Hersha Hospitality Trust* 3,477 40,194
Independence Realty Trust,
Inc. 10,386 174,900
Indus Realty Trust, Inc. 323 20,188
Industrial Logistics Properties
Trust 6,721 166,681
Innovative Industrial
Properties, Inc. 2,414 442,076
iStar, Inc. 7,430 137,529
Kite Realty Group Trust 8,581 178,571
Lexington Realty Trust 28,120 344,189
LTC Properties, Inc. 4,026 171,226
Macerich Co. (The) 15,532 214,186
Mack-Cali Realty Corp. 8,888 145,408
Monmouth Real Estate
Investment Corp. 9,678 178,849
National Health Investors, Inc. 4,480 328,877
National Storage Affiliates
Trust 6,468 293,906
NETSTREIT Corp. 2,229 46,430
New Senior Investment Group,
Inc. 8,757 57,971

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
NexPoint Residential Trust,
Inc. 2,270 113,863
Office Properties Income Trust 4,956 137,529
One Liberty Properties, Inc. 1,692 42,080
Pebblebrook Hotel Trust 13,481 321,926
Physicians Realty Trust 21,394 400,710
Piedmont Office Realty Trust,
Inc., Class A 12,772 237,815
Plymouth Industrial REIT, Inc. 2,468 46,004
PotlatchDeltic Corp. 6,756 401,036
Preferred Apartment
Communities, Inc., Class A 4,951 50,500
PS Business Parks, Inc. 2,072 336,431
QTS Realty Trust, Inc., Class A 6,605 439,166
Retail Opportunity Investments
Corp. 11,939 210,126
Retail Properties of America,
Inc., Class A 22,114 259,397
Retail Value, Inc. 1,624 30,255
RLJ Lodging Trust 16,992 274,251
RPT Realty 8,286 105,315
Ryman Hospitality Properties,
Inc.* 5,202 409,137
Sabra Health Care REIT, Inc. 21,112 383,605
Safehold, Inc. 1,856 131,238
Saul Centers, Inc. 1,206 52,075
Seritage Growth Properties,
Class A* 3,544 60,957
Service Properties Trust 16,929 208,481
SITE Centers Corp. 15,786 232,843
STAG Industrial, Inc. 16,421 599,531
Summit Hotel Properties, Inc.* 10,695 108,768
Sunstone Hotel Investors, Inc.* 22,088 290,678
Tanger Factory Outlet Centers,
Inc. 9,257 161,535
Terreno Realty Corp. 6,962 449,188
UMH Properties, Inc. 3,868 83,278
Uniti Group, Inc. 19,880 226,632
Universal Health Realty
Income Trust 1,324 88,642
Urban Edge Properties 11,914 224,579
Urstadt Biddle Properties, Inc.,
Class A 2,993 54,383
Washington REIT 8,673 201,387
Whitestone REIT 3,887 37,976
Xenia Hotels & Resorts, Inc.* 11,694 227,214
15,952,278
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 3,169 91,014
BJ's Wholesale Club Holdings,
Inc.* 14,122 630,830
Chefs' Warehouse, Inc. (The)* 3,121 100,590
HF Foods Group, Inc.*(a) 3,603 22,447
Ingles Markets, Inc., Class A 1,454 89,116
Natural Grocers by Vitamin
Cottage, Inc. 867 13,629
Performance Food Group Co.* 13,511 793,096
PriceSmart, Inc. 2,340 196,653
Rite Aid Corp.* 5,681 99,531
Common Stocks
Shares Value ($)
Food & Staples Retailing
SpartanNash Co. 3,687 71,417
United Natural Foods, Inc.* 5,760 212,313
Village Super Market, Inc.,
Class A(a) 852 20,772
Weis Markets, Inc. 966 50,087
2,391,495
Food Products 1.4%
Alico, Inc. 596 17,862
B&G Foods, Inc.(a) 6,581 192,034
Bridgford Foods Corp.* 206 2,933
Calavo Growers, Inc. 1,705 133,212
Cal-Maine Foods, Inc. 3,818 142,640
Darling Ingredients, Inc.* 16,587 1,151,967
Farmer Bros Co.* 1,736 17,707
Fresh Del Monte Produce, Inc. 3,151 88,858
Freshpet, Inc.* 4,204 776,983
Hostess Brands, Inc.* 12,789 195,544
J & J Snack Foods Corp. 1,545 254,322
John B Sanfilippo & Son, Inc. 905 79,550
Laird Superfood, Inc.* 333 12,158
Lancaster Colony Corp. 1,953 360,739
Landec Corp.* 2,718 30,768
Limoneira Co. 1,661 29,998
Mission Produce, Inc.* 689 13,918
Sanderson Farms, Inc. 2,086 343,210
Seneca Foods Corp., Class A* 660 30,400
Simply Good Foods Co. (The)* 8,786 303,556
Tootsie Roll Industries, Inc. 1,690 53,353
Vital Farms, Inc.*(a) 2,448 59,535
4,291,247
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 3,269 235,466
Chesapeake Utilities Corp. 1,759 208,476
New Jersey Resources Corp. 9,823 412,075
Northwest Natural Holding Co. 3,114 167,907
ONE Gas, Inc. 5,398 434,377
RGC Resources, Inc. 917 19,890
South Jersey Industries, Inc. 10,381 256,930
Southwest Gas Holdings, Inc. 5,869 409,187
Spire, Inc. 5,175 389,884
2,534,192
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics, Inc.* 3,444 25,176
Accuray, Inc.* 9,387 44,119
Acutus Medical, Inc.* 1,469 20,052
Alphatec Holdings, Inc.* 5,694 91,047
AngioDynamics, Inc.* 3,740 90,882
Antares Pharma, Inc.* 16,564 62,778
Apyx Medical Corp.* 3,347 33,905
Aspira Women's Health,
Inc.*(a) 8,806 50,370
AtriCure, Inc.* 4,495 346,430
Atrion Corp. 149 95,151
Avanos Medical, Inc.* 4,890 211,297
Axogen, Inc.* 3,771 70,593
Axonics, Inc.* 3,123 196,530

90 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Bellerophon Therapeutics,
Inc.* 444 1,949
Beyond Air, Inc.*(a) 1,834 11,261
BioLife Solutions, Inc.* 1,433 50,012
BioSig Technologies, Inc.*(a) 2,445 8,362
Bioventus, Inc., Class A* 740 10,656
Cantel Medical Corp.* 3,900 342,849
Cardiovascular Systems, Inc.* 4,032 162,570
Cerus Corp.* 17,010 103,761
Chembio Diagnostics, Inc.*(a) 1,867 7,449
Co-Diagnostics, Inc.* 2,750 24,365
CONMED Corp. 2,799 394,519
CryoLife, Inc.* 3,886 113,393
CryoPort, Inc.* 4,110 232,503
Cutera, Inc.* 1,775 53,303
CytoSorbents Corp.* 4,346 40,201
Eargo, Inc.* 854 48,883
Electromed, Inc.* 833 8,138
FONAR Corp.* 745 12,777
Glaukos Corp.* 4,401 414,398
Heska Corp.*(a) 721 131,691
Inari Medical, Inc.* 1,704 194,750
Inogen, Inc.* 1,882 123,064
Integer Holdings Corp.* 3,387 317,972
Intersect ENT, Inc.* 3,339 72,824
IntriCon Corp.* 905 20,933
Invacare Corp.* 3,490 31,515
iRadimed Corp.* 520 14,399
iRhythm Technologies, Inc.* 2,979 231,945
Lantheus Holdings, Inc.* 6,751 159,999
LeMaitre Vascular, Inc. 1,720 90,248
LENSAR, Inc.* 957 6,613
LivaNova plc* 5,037 427,490
Lucira Health, Inc.* 1,032 6,460
Meridian Bioscience, Inc.*(a) 4,371 85,584
Merit Medical Systems, Inc.* 5,567 354,061
Mesa Laboratories, Inc. 501 124,574
Milestone Scientific, Inc.* 4,670 11,768
Misonix, Inc.* 1,203 22,340
Natus Medical, Inc.* 3,500 89,425
Nemaura Medical, Inc.* 881 4,229
Neogen Corp.* 5,440 522,294
Nevro Corp.* 3,507 606,045
NuVasive, Inc.* 5,316 379,828
OraSure Technologies, Inc.* 7,446 68,131
Ortho Clinical Diagnostics
Holdings plc* 9,022 177,643
Orthofix Medical, Inc.* 1,884 83,555
OrthoPediatrics Corp.* 1,320 77,220
Outset Medical, Inc.* 1,003 60,100
PAVmed, Inc.* 6,360 29,065
Pulmonx Corp.* 1,189 55,895
Pulse Biosciences, Inc.*(a) 1,452 27,966
Quotient Ltd.* 7,746 30,364
Repro-Med Systems, Inc.* 2,864 10,797
Retractable Technologies, Inc.* 1,297 12,594
Rockwell Medical, Inc.* 7,476 7,211
SeaSpine Holdings Corp.* 2,778 57,810
Shockwave Medical, Inc.* 2,934 479,592
SI-BONE, Inc.* 2,966 105,293
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Sientra, Inc.* 5,294 36,317
Silk Road Medical, Inc.* 2,812 171,926
Soliton, Inc.* 749 13,415
STAAR Surgical Co.* 4,723 647,098
Stereotaxis, Inc.* 4,636 33,379
Surgalign Holdings, Inc.* 9,970 18,046
Surmodics, Inc.* 1,390 74,351
Tactile Systems Technology,
Inc.* 1,898 108,755
Talis Biomedical Corp.* 1,317 15,804
Tela Bio, Inc.* 644 8,810
TransMedics Group, Inc.* 2,599 74,617
Utah Medical Products, Inc. 343 29,930
Vapotherm, Inc.* 2,035 44,770
Varex Imaging Corp.* 4,007 95,126
Venus Concept, Inc.* 2,506 4,761
ViewRay, Inc.* 12,377 59,533
VolitionRX Ltd.* 2,576 8,630
Zynex, Inc.*(a) 1,938 28,624
10,166,858
Health Care Providers & Services 2.7%
1Life Healthcare, Inc.* 8,100 352,431
Accolade, Inc.* 3,292 165,094
AdaptHealth Corp.* 7,727 224,547
Addus HomeCare Corp.* 1,523 161,133
AMN Healthcare Services,
Inc.* 4,791 379,926
Apollo Medical Holdings,
Inc.*(a) 2,129 63,210
Apria, Inc.* 747 22,373
Avalon GloboCare Corp.*(a) 2,534 2,585
Biodesix, Inc.* 285 4,663
Brookdale Senior Living, Inc.* 18,990 124,194
Castle Biosciences, Inc.* 1,497 103,338
Community Health Systems,
Inc.* 8,810 98,231
CorVel Corp.* 911 106,596
Covetrus, Inc.* 11,989 343,485
Cross Country Healthcare,
Inc.* 3,635 48,418
Ensign Group, Inc. (The) 5,333 457,838
Enzo Biochem, Inc.* 4,716 14,478
Exagen, Inc.* 547 9,222
Five Star Senior Living, Inc.* 1,773 9,237
Fulgent Genetics, Inc.*(a) 1,399 107,751
Hanger, Inc.* 3,829 95,457
HealthEquity, Inc.* 8,274 628,576
InfuSystem Holdings, Inc.* 1,451 32,822
Joint Corp. (The)* 1,367 75,841
LHC Group, Inc.* 3,131 652,093
Magellan Health, Inc.* 2,506 236,065
MEDNAX, Inc.* 7,693 202,480
ModivCare, Inc.* 1,250 175,100
National HealthCare Corp. 1,309 92,036
National Research Corp. 1,401 71,871
Ontrak, Inc.* 799 26,079
Option Care Health, Inc.* 8,803 167,961
Owens & Minor, Inc. 7,496 270,531
Patterson Cos., Inc.(a) 8,735 280,743

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Health Care Providers & Services
Pennant Group, Inc. (The)* 2,593 104,809
PetIQ, Inc.* 2,216 94,402
Progenity, Inc.*(a) 1,679 5,306
Progyny, Inc.* 2,758 156,958
R1 RCM, Inc.* 11,197 305,454
RadNet, Inc.* 4,508 100,709
Select Medical Holdings Corp.* 11,179 421,672
Sharps Compliance Corp.* 1,434 25,081
Surgery Partners, Inc.* 2,660 128,212
Tenet Healthcare Corp.* 10,775 638,526
Tivity Health, Inc.* 4,476 108,230
Triple-S Management Corp.,
Class B* 2,304 54,628
US Physical Therapy, Inc. 1,310 147,309
Viemed Healthcare, Inc.* 3,627 36,488
8,134,189
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 16,234 252,601
Computer Programs &
Systems, Inc. 1,315 39,476
Evolent Health, Inc., Class A* 7,793 168,796
Health Catalyst, Inc.* 3,475 201,202
HealthStream, Inc.* 2,673 64,580
iCAD, Inc.* 2,093 37,758
Inovalon Holdings, Inc., Class
A* 7,700 232,617
Inspire Medical Systems, Inc.* 2,699 639,177
NantHealth, Inc.*(a) 2,484 6,309
NextGen Healthcare, Inc.* 5,686 104,111
Omnicell, Inc.* 4,381 635,333
OptimizeRx Corp.*(a) 1,677 84,621
Phreesia, Inc.* 3,473 179,728
Schrodinger, Inc.* 3,103 236,573
Simulations Plus, Inc.(a) 1,561 98,561
Tabula Rasa HealthCare,
Inc.*(a) 2,169 103,158
Vocera Communications, Inc.* 3,321 120,121
3,204,722
Hotels, Restaurants & Leisure 4.1%
Accel Entertainment, Inc.*(a) 5,111 66,239
Bally's Corp.*(a) 2,514 145,712
Biglari Holdings, Inc., Class A* 13 8,388
Biglari Holdings, Inc., Class B* 64 8,516
BJ's Restaurants, Inc.* 2,281 139,118
Bloomin' Brands, Inc.*(a) 9,034 285,474
Bluegreen Vacations Corp. 590 5,475
Bluegreen Vacations Holding
Corp.* 1,238 22,928
Boyd Gaming Corp.* 8,385 554,668
Brinker International, Inc.* 4,655 312,490
Caesars Entertainment, Inc.* 18,564 1,816,302
Carrols Restaurant Group,
Inc.* 3,655 21,528
Century Casinos, Inc.* 2,834 37,267
Cheesecake Factory, Inc.
(The)* 4,369 273,456
Churchill Downs, Inc. 3,921 829,292
Chuy's Holdings, Inc.*(a) 2,015 98,453
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cracker Barrel Old Country
Store, Inc. 2,439 408,459
Dave & Buster's
Entertainment, Inc.* 4,573 208,803
Del Taco Restaurants, Inc. 2,880 32,832
Denny's Corp.* 6,463 122,409
Dine Brands Global, Inc.* 1,606 155,220
El Pollo Loco Holdings, Inc.* 1,956 33,135
Everi Holdings, Inc.* 8,396 148,441
Fiesta Restaurant Group, Inc.* 1,831 26,989
GAN Ltd.*(a) 3,289 60,649
Golden Entertainment, Inc.* 1,707 58,840
Hilton Grand Vacations, Inc.* 8,754 390,078
International Game
Technology plc* 10,209 175,799
Jack in the Box, Inc. 2,365 285,337
Kura Sushi USA, Inc., Class A* 333 11,991
Lindblad Expeditions Holdings,
Inc.* 2,680 43,925
Marriott Vacations Worldwide
Corp.* 4,177 741,961
Monarch Casino & Resort,
Inc.* 1,302 98,184
Nathan's Famous, Inc. 305 19,346
NEOGAMES SA* 558 27,392
Noodles & Co.* 3,273 39,554
Papa John's International, Inc. 3,358 324,786
Penn National Gaming,
Inc.*(a) 16,062 1,431,445
PlayAGS, Inc.* 2,786 24,935
RCI Hospitality Holdings, Inc. 859 62,544
Red Robin Gourmet Burgers,
Inc.*(a) 1,590 57,812
Red Rock Resorts, Inc., Class
A* 6,760 247,619
Ruth's Hospitality Group, Inc.* 3,349 87,442
Scientific Games Corp.* 5,889 344,624
SeaWorld Entertainment, Inc.* 5,246 287,271
Shake Shack, Inc., Class A* 3,619 393,566
Target Hospitality Corp.* 2,500 6,975
Texas Roadhouse, Inc.* 6,777 725,275
Wingstop, Inc. 3,051 483,309
12,192,253
Household Durables 2.2%
Beazer Homes USA, Inc.* 2,931 65,391
Casper Sleep, Inc.* 2,775 23,726
Cavco Industries, Inc.* 955 200,006
Century Communities, Inc.* 3,012 222,707
Ethan Allen Interiors, Inc. 2,342 67,239
GoPro, Inc., Class A*(a) 12,633 141,869
Green Brick Partners, Inc.* 3,132 80,837
Hamilton Beach Brands
Holding Co., Class A 596 11,622
Helen of Troy Ltd.* 2,521 532,460
Hooker Furniture Corp. 1,149 43,099
Installed Building Products,
Inc. 2,365 318,447
iRobot Corp.* 2,844 309,427
KB Home 9,200 443,716

92 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
La-Z-Boy, Inc. 4,572 203,271
Legacy Housing Corp.* 854 15,252
LGI Homes, Inc.* 2,304 381,957
Lifetime Brands, Inc. 1,270 18,415
Lovesac Co. (The)*(a) 1,022 74,882
M/I Homes, Inc.* 2,863 199,608
MDC Holdings, Inc. 5,842 342,692
Meritage Homes Corp.* 3,841 408,644
Purple Innovation, Inc.* 3,336 113,691
Skyline Champion Corp.* 5,444 241,877
Sonos, Inc.* 12,396 496,212
Taylor Morrison Home Corp.* 12,952 404,232
TopBuild Corp.* 3,411 758,538
TRI Pointe Group, Inc.* 12,946 308,374
Tupperware Brands Corp.* 5,060 123,312
Turtle Beach Corp.* 1,441 40,045
Universal Electronics, Inc.* 1,354 76,975
VOXX International Corp.* 2,032 34,646
6,703,169
Household Products 0.2%
Central Garden & Pet Co.* 924 50,026
Central Garden & Pet Co.,
Class A* 4,223 208,067
Oil-Dri Corp. of America(a) 538 18,792
WD-40 Co. 1,407 349,977
626,862
Independent Power and Renewable Electricity Producers
0.5%
Atlantic Power Corp.* 8,493 25,734
Brookfield Renewable Corp.(a) 13,249 549,568
Clearway Energy, Inc., Class A 3,644 96,858
Clearway Energy, Inc., Class C 8,412 241,340
Ormat Technologies, Inc.(a) 4,509 326,452
Sunnova Energy International,
Inc.* 5,765 203,620
1,443,572
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 3,678 149,400
Insurance 2.0%
Ambac Financial Group, Inc.* 4,623 79,284
American Equity Investment
Life Holding Co. 9,359 289,942
AMERISAFE, Inc. 2,002 124,284
Argo Group International
Holdings Ltd. 3,349 174,751
BRP Group, Inc., Class A* 4,353 126,324
Citizens, Inc.*(a) 5,129 29,953
CNO Financial Group, Inc. 13,955 356,271
Crawford & Co., Class A 1,679 17,613
Donegal Group, Inc., Class A 1,195 18,439
eHealth, Inc.* 2,673 189,088
Employers Holdings, Inc. 2,967 120,104
Enstar Group Ltd.* 1,242 311,966
FBL Financial Group, Inc.,
Class A 993 56,293
FedNat Holding Co. 1,541 7,844
Fidelity National Financial, Inc. 1,442 65,784
Common Stocks
Shares Value ($)
Insurance
Genworth Financial, Inc.,
Class A* 52,067 224,929
Goosehead Insurance, Inc.,
Class A 1,361 149,628
Greenlight Capital Re Ltd.,
Class A* 2,858 26,379
HCI Group, Inc. 637 46,769
Heritage Insurance Holdings,
Inc. 2,629 23,950
Horace Mann Educators Corp. 4,273 171,347
Independence Holding Co. 452 19,888
Investors Title Co. 135 23,818
James River Group Holdings
Ltd. 3,083 145,240
Kinsale Capital Group, Inc. 2,180 379,342
MBIA, Inc.* 4,952 49,619
Midwest Holding, Inc.* 84 4,034
National Western Life Group,
Inc., Class A 271 62,140
NI Holdings, Inc.* 857 16,412
Palomar Holdings, Inc.* 2,090 147,052
ProAssurance Corp. 5,528 138,200
ProSight Global, Inc.* 902 11,473
Protective Insurance Corp.,
Class B 904 20,792
RLI Corp. 4,078 454,534
Safety Insurance Group, Inc. 1,493 122,471
Selective Insurance Group,
Inc. 6,095 464,073
Selectquote, Inc.* 13,444 418,512
SiriusPoint Ltd.* 8,441 89,306
State Auto Financial Corp. 1,820 34,362
Stewart Information Services
Corp. 2,717 159,352
Tiptree, Inc. 2,901 29,039
Trean Insurance Group, Inc.* 1,249 21,845
Trupanion, Inc.* 3,105 251,816
United Fire Group, Inc. 2,154 65,180
United Insurance Holdings
Corp. 2,059 11,510
Universal Insurance Holdings,
Inc. 2,884 40,232
Watford Holdings Ltd.* 1,798 62,678
5,853,862
Interactive Media & Services 0.4%
Cargurus, Inc.* 9,081 224,119
Cars.com, Inc.* 6,985 92,272
DHI Group, Inc.* 5,169 15,093
Eventbrite, Inc., Class A*(a) 6,631 156,293
EverQuote, Inc., Class A* 1,443 48,874
Liberty TripAdvisor Holdings,
Inc., Class A* 7,531 38,107
MediaAlpha, Inc., Class A* 1,835 81,199
QuinStreet, Inc.* 4,988 101,107
TrueCar, Inc.* 10,595 48,737
Yelp, Inc.* 7,428 291,920
1,097,721

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A*(a) 2,631 84,126
CarParts.com, Inc.* 3,442 59,478
Duluth Holdings, Inc., Class B* 1,128 17,450
Groupon, Inc.* 2,399 121,461
Lands' End, Inc.* 1,216 28,017
Liquidity Services, Inc.* 2,705 48,501
Magnite, Inc.* 11,390 456,169
Overstock.com, Inc.*(a) 4,405 359,007
PetMed Express, Inc.(a) 1,978 58,203
Quotient Technology, Inc.* 8,964 146,472
RealReal, Inc. (The)* 6,606 163,631
Shutterstock, Inc. 2,256 196,678
Stamps.com, Inc.* 1,752 359,808
Stitch Fix, Inc., Class A* 6,094 263,992
Waitr Holdings, Inc.* 8,811 21,675
2,384,668
IT Services 1.4%
Brightcove, Inc.* 4,060 58,951
Cardtronics plc, Class A* 3,709 144,058
Cass Information Systems,
Inc. 1,488 68,284
Conduent, Inc.* 17,175 116,790
CONTRA
BMTECHNOLOGIES*∞ 431 4,228
CSG Systems International,
Inc. 3,341 153,653
EVERTEC, Inc. 6,212 247,859
Evo Payments, Inc., Class A* 4,677 133,341
ExlService Holdings, Inc.* 3,423 316,217
GreenSky, Inc., Class A* 6,473 39,421
Grid Dynamics Holdings, Inc.* 2,733 39,382
GTT Communications, Inc.*(a) 3,546 5,709
Hackett Group, Inc. (The) 2,570 42,739
I3 Verticals, Inc., Class A* 1,881 62,487
IBEX Holdings Ltd.* 552 12,751
Information Services Group,
Inc.* 3,522 16,025
International Money Express,
Inc.* 2,896 45,699
Limelight Networks, Inc.* 12,467 39,022
LiveRamp Holdings, Inc.* 6,735 329,880
MAXIMUS, Inc. 6,298 577,149
MoneyGram International,
Inc.* 6,480 44,712
Paysign, Inc.* 3,058 11,681
Perficient, Inc.* 3,361 220,515
Perspecta, Inc. 14,348 419,966
PFSweb, Inc.* 1,770 12,921
Priority Technology Holdings,
Inc.* 732 5,087
Rackspace Technology,
Inc.*(a) 3,560 88,537
Repay Holdings Corp.* 6,849 156,500
ServiceSource International,
Inc.* 10,066 14,898
StarTek, Inc.* 1,992 16,195
Sykes Enterprises, Inc.* 3,946 172,953
TTEC Holdings, Inc. 1,877 190,947
Common Stocks
Shares Value ($)
IT Services
Tucows, Inc., Class A*(a) 959 75,387
Unisys Corp.* 6,421 154,104
Verra Mobility Corp.* 13,679 183,846
4,221,894
Leisure Products 0.7%
Acushnet Holdings Corp. 3,532 149,439
American Outdoor Brands,
Inc.* 1,410 36,448
Callaway Golf Co. 9,625 278,644
Clarus Corp. 2,511 46,730
Escalade, Inc. 1,062 23,385
Johnson Outdoors, Inc., Class
A 535 75,868
Malibu Boats, Inc., Class A* 2,123 176,973
Marine Products Corp. 694 12,048
MasterCraft Boat Holdings,
Inc.* 1,895 53,742
Nautilus, Inc.*(a) 3,045 51,034
Smith & Wesson Brands, Inc. 5,638 98,101
Sturm Ruger & Co., Inc. 1,738 112,866
Vista Outdoor, Inc.* 6,016 196,182
YETI Holdings, Inc.* 8,247 704,459
2,015,919
Life Sciences Tools & Services 0.9%
Champions Oncology, Inc.* 817 8,766
ChromaDex Corp.* 4,369 38,797
Codexis, Inc.* 5,926 137,365
Fluidigm Corp.*(a) 7,727 38,712
Harvard Bioscience, Inc.* 3,924 27,193
Luminex Corp. 4,436 162,757
Medpace Holdings, Inc.* 2,848 483,249
NanoString Technologies, Inc.* 4,535 361,303
NeoGenomics, Inc.*(a) 11,191 548,247
Pacific Biosciences of
California, Inc.* 18,796 561,061
Personalis, Inc.* 2,709 66,750
Quanterix Corp.* 2,476 151,383
Seer, Inc.*(a) 1,480 75,376
2,660,959
Machinery 3.7%
Agrify Corp.* 597 6,448
Alamo Group, Inc. 1,020 160,395
Albany International Corp.,
Class A(a) 3,173 283,159
Altra Industrial Motion Corp. 6,653 392,594
Astec Industries, Inc. 2,319 173,948
Barnes Group, Inc. 4,835 241,363
Blue Bird Corp.* 1,550 41,757
Chart Industries, Inc.* 3,722 597,865
CIRCOR International, Inc.* 2,071 71,180
Columbus McKinnon Corp. 2,431 120,359
Douglas Dynamics, Inc. 2,324 103,953
Eastern Co. (The) 572 16,170
Energy Recovery, Inc.* 4,134 87,641
Enerpac Tool Group Corp. 6,150 163,590
EnPro Industries, Inc. 2,136 182,948
ESCO Technologies, Inc. 2,622 285,169

94 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Evoqua Water Technologies
Corp.* 11,874 339,359
ExOne Co. (The)* 1,475 34,294
Federal Signal Corp. 6,133 254,090
Franklin Electric Co., Inc. 4,749 385,951
Gencor Industries, Inc.* 963 11,546
Gorman-Rupp Co. (The) 1,719 59,340
Graham Corp. 889 12,188
Greenbrier Cos., Inc. (The) 3,328 157,215
Helios Technologies, Inc. 3,188 230,429
Hillenbrand, Inc. 7,624 374,262
Hurco Cos., Inc. 696 23,908
Hydrofarm Holdings Group,
Inc.* 971 63,795
Hyster-Yale Materials
Handling, Inc. 1,033 83,518
John Bean Technologies Corp. 3,228 469,287
Kadant, Inc. 1,182 210,431
Kennametal, Inc. 8,537 342,846
L B Foster Co., Class A* 1,082 17,463
Lindsay Corp. 1,119 185,508
Luxfer Holdings plc 2,801 61,930
Lydall, Inc.* 1,786 65,814
Manitowoc Co., Inc. (The)* 3,517 80,469
Mayville Engineering Co., Inc.* 801 12,504
Meritor, Inc.* 7,112 192,237
Miller Industries, Inc. 1,171 50,376
Mueller Industries, Inc. 5,768 258,810
Mueller Water Products, Inc.,
Class A 16,176 232,287
Navistar International Corp.* 5,150 227,887
NN, Inc.* 4,396 32,091
Omega Flex, Inc. 304 48,336
Park-Ohio Holdings Corp. 902 32,752
Proto Labs, Inc.* 2,756 308,837
RBC Bearings, Inc.* 2,540 506,552
REV Group, Inc.* 2,812 51,291
Rexnord Corp. 12,414 619,831
Shyft Group, Inc. (The) 3,567 126,343
SPX Corp.* 4,447 269,755
SPX FLOW, Inc. 4,371 291,065
Standex International Corp. 1,274 120,801
Tennant Co. 1,888 148,982
Terex Corp. 6,927 325,500
TriMas Corp.* 4,243 135,097
Wabash National Corp. 5,443 95,851
Watts Water Technologies,
Inc., Class A 2,819 351,106
Welbilt, Inc.* 13,500 301,590
11,132,063
Marine 0.1%
Costamare, Inc. 5,014 52,747
Eagle Bulk Shipping, Inc.* 679 29,428
Eneti, Inc. 853 17,154
Genco Shipping & Trading Ltd. 1,671 25,633
Matson, Inc. 4,414 288,367
Pangaea Logistics Solutions
Ltd. 891 3,439
Common Stocks
Shares Value ($)
Marine
Safe Bulkers, Inc.* 5,545 19,907
436,675
Media 0.8%
AMC Networks, Inc., Class
A*(a) 2,914 146,516
Boston Omaha Corp., Class A* 1,348 37,771
Cardlytics, Inc.* 3,080 423,592
comScore, Inc.* 6,365 23,487
Daily Journal Corp.* 126 38,454
Emerald Holding, Inc.* 2,575 14,446
Entercom Communications
Corp.* 12,043 58,288
Entravision Communications
Corp., Class A 5,926 22,815
EW Scripps Co. (The), Class A 5,799 125,374
Fluent, Inc.* 4,414 16,420
Gannett Co., Inc.*(a) 13,690 62,153
Gray Television, Inc. 8,972 182,311
Hemisphere Media Group,
Inc.* 1,673 20,444
iHeartMedia, Inc., Class A* 6,201 118,687
Loral Space &
Communications, Inc. 1,318 52,891
Meredith Corp.* 4,113 127,914
MSG Networks, Inc., Class A* 3,083 48,927
National CineMedia, Inc. 6,183 26,402
Saga Communications, Inc.,
Class A* 319 7,187
Scholastic Corp. 3,009 91,263
Sinclair Broadcast Group, Inc.,
Class A 4,594 149,167
TechTarget, Inc.* 2,458 188,529
TEGNA, Inc. 22,625 453,858
Tribune Publishing Co.* 1,627 28,375
WideOpenWest, Inc.* 5,404 76,034
2,541,305
Metals & Mining 1.8%
Alcoa Corp.* 19,297 707,042
Allegheny Technologies, Inc.* 13,065 303,892
Arconic Corp.* 10,282 294,065
Caledonia Mining Corp. plc(a) 1,227 17,068
Carpenter Technology Corp. 4,899 185,525
Century Aluminum Co.* 5,216 81,683
Cleveland-Cliffs, Inc.*(a) 46,300 826,918
Coeur Mining, Inc.* 24,935 201,475
Commercial Metals Co. 12,264 358,354
Compass Minerals
International, Inc. 3,505 238,060
Gatos Silver, Inc.* 2,526 28,999
Gold Resource Corp. 7,512 20,207
Haynes International, Inc. 1,240 36,258
Hecla Mining Co. 53,768 317,769
Kaiser Aluminum Corp. 1,618 194,920
Materion Corp. 2,109 149,338
Novagold Resources, Inc.* 24,462 219,913
Olympic Steel, Inc. 906 26,319
Ryerson Holding Corp.* 1,675 26,599
Schnitzer Steel Industries,
Inc., Class A 2,672 126,145

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Metals & Mining
SunCoke Energy, Inc. 8,613 58,138
TimkenSteel Corp.* 4,602 55,316
United States Steel Corp. 26,894 618,831
Warrior Met Coal, Inc. 5,245 83,133
Worthington Industries, Inc. 3,604 235,197
5,411,164
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Apollo Commercial Real
Estate Finance, Inc. 14,561 221,473
Arbor Realty Trust, Inc. 11,907 210,516
Ares Commercial Real Estate
Corp. 3,151 46,509
Arlington Asset Investment
Corp., Class A* 2,889 11,845
ARMOUR Residential REIT,
Inc. 6,588 81,889
Blackstone Mortgage Trust,
Inc., Class A 14,318 465,192
Broadmark Realty Capital, Inc. 13,226 142,576
Capstead Mortgage Corp. 10,019 64,923
Cherry Hill Mortgage
Investment Corp. 1,621 16,405
Chimera Investment Corp. 19,743 259,423
Colony Credit Real Estate, Inc. 8,699 75,594
Dynex Capital, Inc. 2,595 52,419
Ellington Financial, Inc. 4,353 78,093
Ellington Residential Mortgage
REIT 1,022 12,714
Granite Point Mortgage Trust,
Inc. 5,570 73,747
Great Ajax Corp. 1,992 24,322
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,574 396,878
Invesco Mortgage Capital, Inc. 23,854 93,031
KKR Real Estate Finance
Trust, Inc. 2,916 61,528
Ladder Capital Corp. 11,015 130,968
MFA Financial, Inc. 46,668 205,339
New York Mortgage Trust, Inc. 39,116 179,542
Orchid Island Capital, Inc. 8,561 47,085
PennyMac Mortgage
Investment Trust 10,025 201,001
Ready Capital Corp. 6,303 91,457
Redwood Trust, Inc. 11,562 128,454
TPG RE Finance Trust, Inc. 6,125 76,317
Two Harbors Investment Corp. 28,538 222,596
Western Asset Mortgage
Capital Corp. 6,394 20,205
3,692,041
Multiline Retail 0.3%
Big Lots, Inc.(a) 3,830 264,040
Dillard's, Inc., Class A(a) 746 73,787
Franchise Group, Inc.(a) 2,277 87,733
Macy's, Inc.*(a) 32,202 533,909
959,469
Multi-Utilities 0.4%
Avista Corp. 7,092 326,374
Common Stocks
Shares Value ($)
Multi-Utilities
Black Hills Corp. 6,494 447,956
NorthWestern Corp. 5,203 353,960
Unitil Corp. 1,520 87,598
1,215,888
Oil, Gas & Consumable Fuels 1.8%
Adams Resources & Energy,
Inc. 290 7,685
Antero Resources Corp.* 25,041 225,870
Arch Resources, Inc.* 1,559 69,235
Ardmore Shipping Corp.* 3,542 13,885
Berry Corp. 7,102 43,393
Bonanza Creek Energy, Inc.* 2,137 70,713
Brigham Minerals, Inc., Class
A 4,320 74,045
Clean Energy Fuels Corp.* 13,382 147,202
CNX Resources Corp.* 22,490 301,816
Comstock Resources, Inc.* 2,466 13,538
CONSOL Energy, Inc.* 3,017 26,489
Contango Oil & Gas Co.* 11,713 43,807
CVR Energy, Inc. 3,078 65,531
Delek US Holdings, Inc. 6,429 152,560
DHT Holdings, Inc. 11,265 66,464
Diamond S Shipping, Inc.* 2,754 27,127
Dorian LPG Ltd.* 3,788 50,343
Earthstone Energy, Inc., Class
A* 2,380 16,708
Energy Fuels, Inc.*(a) 13,695 75,459
Evolution Petroleum Corp. 3,703 12,257
Falcon Minerals Corp. 3,994 17,733
Frontline Ltd.(a) 12,059 92,131
Golar LNG Ltd.* 10,522 120,793
Goodrich Petroleum Corp.* 867 8,713
Green Plains, Inc.* 3,466 103,287
International Seaways, Inc. 2,488 43,988
Kosmos Energy Ltd.* 41,705 119,276
Magnolia Oil & Gas Corp.,
Class A* 12,799 144,117
Matador Resources Co. 11,378 299,355
NACCO Industries, Inc., Class
A 400 9,252
NextDecade Corp.* 3,346 7,395
Nordic American Tankers Ltd.
(a) 15,263 50,521
Overseas Shipholding Group,
Inc., Class A* 6,973 15,410
Ovintiv, Inc. 26,996 646,014
Par Pacific Holdings, Inc.* 4,184 63,555
PBF Energy, Inc., Class A* 10,041 142,381
PDC Energy, Inc.* 10,293 375,797
Peabody Energy Corp.* 6,693 24,764
Penn Virginia Corp.* 1,532 20,881
Petrocorp, Inc.*^∞ 1,500 0
PrimeEnergy Resources
Corp.* 62 2,621
Range Resources Corp.* 22,087 216,894
Renewable Energy Group,
Inc.* 4,445 246,786
REX American Resources
Corp.* 542 43,756

96 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Scorpio Tankers, Inc.(a) 5,199 94,310
SFL Corp. Ltd. 9,655 74,923
SM Energy Co. 11,741 185,508
Southwestern Energy Co.* 66,764 285,082
Talos Energy, Inc.* 1,501 16,796
Tellurian, Inc.* 17,318 38,359
Uranium Energy Corp.* 19,880 57,652
W&T Offshore, Inc.* 9,549 31,416
Whiting Petroleum Corp.* 152 6,091
World Fuel Services Corp. 6,399 197,921
5,307,605
Paper & Forest Products 0.5%
Clearwater Paper Corp.* 1,645 55,042
Domtar Corp.* 5,630 221,934
Glatfelter Corp. 4,443 65,401
Louisiana-Pacific Corp. 11,325 746,091
Neenah, Inc. 1,753 93,207
Schweitzer-Mauduit
International, Inc. 3,207 146,464
Verso Corp., Class A 3,241 50,041
1,378,180
Personal Products 0.4%
BellRing Brands, Inc., Class A* 4,113 106,074
Edgewell Personal Care Co. 5,613 214,417
elf Beauty, Inc.* 4,672 141,328
Inter Parfums, Inc. 1,824 134,246
Lifevantage Corp.* 1,392 11,317
Medifast, Inc. 1,165 264,560
Nature's Sunshine Products,
Inc. 881 18,334
Revlon, Inc., Class A* 644 7,644
USANA Health Sciences, Inc.* 1,189 106,998
Veru, Inc.* 5,621 49,690
1,054,608
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.* 9,771 12,702
Aerie Pharmaceuticals, Inc.* 3,772 64,614
Agile Therapeutics, Inc.* 7,787 14,406
Amneal Pharmaceuticals, Inc.* 10,204 56,224
Amphastar Pharmaceuticals,
Inc.* 3,708 64,519
Angion Biomedica Corp.* 564 7,969
ANI Pharmaceuticals, Inc.* 949 31,583
Aquestive Therapeutics,
Inc.*(a) 2,102 8,555
Arvinas, Inc.* 3,724 256,733
Atea Pharmaceuticals, Inc.*(a) 1,498 37,016
Athira Pharma, Inc.* 1,373 27,021
Avenue Therapeutics, Inc.* 673 3,446
Axsome Therapeutics, Inc.* 2,856 172,674
Aytu BioPharma, Inc.*(a) 2,198 14,551
BioDelivery Sciences
International, Inc.* 9,337 32,306
Cara Therapeutics, Inc.* 4,282 55,452
Cassava Sciences, Inc.*(a) 3,373 157,856
Cerecor, Inc.* 4,624 14,519
Chiasma, Inc.* 5,148 15,341
Common Stocks
Shares Value ($)
Pharmaceuticals
Collegium Pharmaceutical,
Inc.* 3,576 79,745
Corcept Therapeutics, Inc.* 10,035 228,698
CorMedix, Inc.* 3,326 28,737
Cymabay Therapeutics, Inc.* 6,896 29,860
Durect Corp.* 23,134 43,955
Eloxx Pharmaceuticals,
Inc.*(a) 3,052 6,653
Endo International plc* 23,374 133,933
Eton Pharmaceuticals, Inc.*(a) 1,832 15,902
Evofem Biosciences, Inc.*(a) 7,963 11,785
Evolus, Inc.* 2,325 21,181
Fulcrum Therapeutics, Inc.* 1,722 19,372
Graybug Vision, Inc.*(a) 698 3,309
Harmony Biosciences
Holdings, Inc.* 664 19,455
Harrow Health, Inc.* 2,372 18,193
IMARA, Inc.* 616 4,558
Innoviva, Inc.* 6,612 75,707
Intra-Cellular Therapies, Inc.* 6,844 235,639
Kala Pharmaceuticals, Inc.*(a) 4,108 31,755
Kaleido Biosciences, Inc.*(a) 1,324 10,446
Landos Biopharma, Inc.* 607 6,689
Lannett Co., Inc.* 3,227 14,102
Liquidia Corp.* 2,402 6,822
Lyra Therapeutics, Inc.* 781 7,865
Marinus Pharmaceuticals, Inc.* 2,982 43,865
NGM Biopharmaceuticals,
Inc.* 2,641 72,628
Ocular Therapeutix, Inc.* 7,507 137,979
Odonate Therapeutics, Inc.* 1,555 5,209
Omeros Corp.*(a) 6,153 108,662
Optinose, Inc.* 3,925 14,012
Osmotica Pharmaceuticals
plc*(a) 1,435 4,133
Pacira BioSciences, Inc.*(a) 4,400 277,992
Paratek Pharmaceuticals, Inc.* 4,557 34,861
Phathom Pharmaceuticals,
Inc.* 1,187 45,723
Phibro Animal Health Corp.,
Class A 2,135 52,350
Pliant Therapeutics, Inc.*(a) 2,454 82,209
Prestige Consumer
Healthcare, Inc.* 5,193 226,207
Provention Bio, Inc.* 5,449 39,178
Recro Pharma, Inc.* 2,427 6,480
Relmada Therapeutics, Inc.* 1,526 58,843
Revance Therapeutics, Inc.* 6,500 189,280
Satsuma Pharmaceuticals,
Inc.* 1,097 5,825
scPharmaceuticals, Inc.* 688 4,451
SIGA Technologies, Inc.* 5,498 39,421
Strongbridge Biopharma plc* 4,463 11,336
Supernus Pharmaceuticals,
Inc.* 5,041 153,498
Tarsus Pharmaceuticals,
Inc.*(a) 657 20,183
Terns Pharmaceuticals, Inc.* 862 18,964
TherapeuticsMD, Inc.*(a) 34,406 41,631

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Pharmaceuticals
Theravance Biopharma,
Inc.*(a) 4,879 96,311
Tricida, Inc.* 2,692 12,518
Verrica Pharmaceuticals, Inc.* 1,326 17,503
VYNE Therapeutics, Inc.* 3,762 18,584
WaVe Life Sciences Ltd.* 3,344 20,566
Xeris Pharmaceuticals, Inc.*(a) 4,653 17,821
Zogenix, Inc.* 5,775 109,090
4,089,161
Professional Services 1.5%
Acacia Research Corp.* 4,922 29,926
Akerna Corp.*(a) 1,974 8,330
ASGN, Inc.* 5,247 551,879
Barrett Business Services, Inc. 778 57,051
BGSF, Inc. 1,053 14,753
CBIZ, Inc.* 5,247 176,247
CRA International, Inc. 744 59,713
Exponent, Inc. 5,294 509,971
Forrester Research, Inc.* 1,137 49,403
Franklin Covey Co.* 1,259 38,450
GP Strategies Corp.* 1,296 20,412
Heidrick & Struggles
International, Inc. 1,971 83,373
Huron Consulting Group, Inc.* 2,340 131,648
ICF International, Inc. 1,874 170,646
Insperity, Inc. 3,700 323,898
KBR, Inc. 14,667 580,227
Kelly Services, Inc., Class A* 3,520 88,176
Kforce, Inc. 2,030 113,761
Korn Ferry 5,544 376,382
ManTech International Corp.,
Class A 2,800 238,980
Mastech Digital, Inc.* 496 7,832
Mistras Group, Inc.* 1,957 21,781
Red Violet, Inc.* 690 14,352
Resources Connection, Inc. 3,310 46,704
TriNet Group, Inc.* 4,245 334,124
TrueBlue, Inc.* 3,620 102,446
Upwork, Inc.* 9,563 440,472
Willdan Group, Inc.* 1,086 41,453
4,632,390
Real Estate Management & Development 0.8%
Alset EHome International,
Inc.*(a) 305 3,248
Altisource Portfolio Solutions
SA* 451 2,841
Cushman & Wakefield plc*(a) 11,419 194,123
eXp World Holdings, Inc.* 5,128 176,198
Fathom Holdings, Inc.* 528 18,110
Forestar Group, Inc.* 1,740 44,092
FRP Holdings, Inc.* 709 35,989
Kennedy-Wilson Holdings, Inc. 12,390 254,614
Marcus & Millichap, Inc.* 2,366 83,567
Maui Land & Pineapple Co.,
Inc.* 609 6,869
Newmark Group, Inc., Class A 14,879 159,949
Rafael Holdings, Inc., Class B* 973 40,224
RE/MAX Holdings, Inc., Class
A 1,879 69,016
Common Stocks
Shares Value ($)
Real Estate Management & Development
Realogy Holdings Corp.* 11,824 204,319
Redfin Corp.* 10,279 727,548
RMR Group, Inc. (The), Class
A 1,594 63,091
St Joe Co. (The) 3,421 156,648
Stratus Properties, Inc.* 627 22,039
Tejon Ranch Co.* 2,180 34,488
Transcontinental Realty
Investors, Inc.* 239 4,830
2,301,803
Road & Rail 0.6%
ArcBest Corp. 2,606 189,613
Avis Budget Group, Inc.* 5,411 484,880
Covenant Logistics Group,
Inc.* 1,155 24,844
Daseke, Inc.* 4,709 35,741
Heartland Express, Inc. 4,924 91,537
Marten Transport Ltd. 6,134 102,560
PAM Transportation Services,
Inc.* 192 11,121
Saia, Inc.* 2,712 635,964
Universal Logistics Holdings,
Inc. 692 17,307
US Xpress Enterprises, Inc.,
Class A* 2,258 23,122
Werner Enterprises, Inc. 6,183 285,840
1,902,529
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries,
Inc. 3,921 432,526
Alpha & Omega
Semiconductor Ltd.* 2,177 67,705
Ambarella, Inc.* 3,491 340,338
Amkor Technology, Inc. 10,301 208,286
Atomera, Inc.* 1,863 31,000
Axcelis Technologies, Inc.* 3,443 142,988
AXT, Inc.* 4,177 41,185
Brooks Automation, Inc. 7,492 759,164
CEVA, Inc.* 2,254 124,962
CMC Materials, Inc. 2,995 549,373
Cohu, Inc.* 4,336 173,483
CyberOptics Corp.* 733 24,182
Diodes, Inc.* 4,422 339,654
DSP Group, Inc.* 2,365 32,850
FormFactor, Inc.* 7,968 311,947
GSI Technology, Inc.* 1,836 10,832
Ichor Holdings Ltd.* 2,779 154,985
Impinj, Inc.* 1,788 84,859
Lattice Semiconductor Corp.* 14,025 705,598
MACOM Technology Solutions
Holdings, Inc.* 4,957 280,616
Maxeon Solar Technologies
Ltd.* 1,062 19,116
MaxLinear, Inc.* 7,077 254,701
NeoPhotonics Corp.*(a) 5,012 46,912
NVE Corp. 460 35,204
Onto Innovation, Inc.* 4,892 335,200
PDF Solutions, Inc.* 2,937 52,073
Photronics, Inc.* 6,409 81,394

98 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Pixelworks, Inc.* 4,276 12,614
Power Integrations, Inc. 6,084 503,816
Rambus, Inc.* 11,684 221,762
Semtech Corp.* 6,661 451,216
Silicon Laboratories, Inc.* 4,473 630,469
SiTime Corp.* 1,210 111,986
SMART Global Holdings, Inc.* 1,498 69,133
SunPower Corp.*(a) 7,889 202,668
Synaptics, Inc.* 3,606 504,371
Ultra Clean Holdings, Inc.* 4,145 211,685
Veeco Instruments, Inc.* 4,969 114,337
8,675,190
Software 5.1%
8x8, Inc.* 10,995 361,626
A10 Networks, Inc.* 6,200 53,816
ACI Worldwide, Inc.* 11,806 446,031
Agilysys, Inc.* 1,982 99,913
Alarm.com Holdings, Inc.* 4,900 439,824
Altair Engineering, Inc., Class
A* 4,485 291,525
American Software, Inc., Class
A 3,164 65,463
Appfolio, Inc., Class A* 1,681 243,123
Appian Corp.*(a) 3,669 444,609
Asure Software, Inc.* 1,262 10,109
Avaya Holdings Corp.* 8,646 248,745
Benefitfocus, Inc.* 3,040 41,101
Blackbaud, Inc.* 5,017 356,809
Blackline, Inc.* 5,255 609,895
Bottomline Technologies DE,
Inc.* 4,568 221,822
Box, Inc., Class A* 14,774 314,686
Cerence, Inc.* 3,918 377,734
ChannelAdvisor Corp.* 2,883 60,975
Cloudera, Inc.* 21,093 267,670
Cognyte Software Ltd.* 6,700 175,071
CommVault Systems, Inc.* 4,364 303,342
Cornerstone OnDemand, Inc.* 6,339 280,596
Digimarc Corp.* 1,247 42,061
Digital Turbine, Inc.* 8,682 654,883
Domo, Inc., Class B* 2,743 176,347
Ebix, Inc. 2,756 82,983
eGain Corp.* 2,137 21,007
Envestnet, Inc.* 5,492 405,474
GTY Technology Holdings,
Inc.* 4,860 24,786
Intelligent Systems Corp.* 769 29,468
InterDigital, Inc. 3,186 221,172
J2 Global, Inc.*(a) 4,470 540,870
LivePerson, Inc.* 6,428 351,290
MicroStrategy, Inc., Class
A*(a) 754 495,499
Mimecast Ltd.* 5,981 259,695
Mitek Systems, Inc.* 4,313 69,914
Model N, Inc.* 3,586 142,651
ON24, Inc.* 879 38,676
OneSpan, Inc.* 3,447 92,414
Park City Group, Inc.*(a) 1,299 6,872
Ping Identity Holding Corp.*(a) 3,849 93,454
Common Stocks
Shares Value ($)
Software
Progress Software Corp. 4,541 198,260
PROS Holdings, Inc.* 4,139 177,894
Q2 Holdings, Inc.* 5,194 540,280
QAD, Inc., Class A 1,195 84,475
Qualys, Inc.* 3,508 355,571
Rapid7, Inc.* 5,334 433,387
Rimini Street, Inc.* 2,428 19,108
SailPoint Technologies
Holdings, Inc.* 9,081 443,425
Sapiens International Corp.
NV 2,800 90,608
SeaChange International,
Inc.*(a) 2,749 3,079
SecureWorks Corp., Class A* 927 12,060
ShotSpotter, Inc.* 841 29,385
Smith Micro Software, Inc.* 3,411 19,170
Sprout Social, Inc., Class A* 2,858 189,457
SPS Commerce, Inc.* 3,664 375,340
Sumo Logic, Inc.* 1,519 29,605
SVMK, Inc.* 12,728 228,977
Synchronoss Technologies,
Inc.* 4,074 13,607
Telos Corp.* 1,676 55,610
Tenable Holdings, Inc.* 7,337 275,101
Upland Software, Inc.*(a) 2,757 136,637
Varonis Systems, Inc.* 10,443 552,957
Verint Systems, Inc.* 6,670 323,962
Veritone, Inc.*(a) 2,716 65,510
Viant Technology, Inc., Class
A* 1,092 35,861
VirnetX Holding Corp.(a) 6,569 30,612
Workiva, Inc.* 4,099 385,306
Xperi Holding Corp. 10,781 221,550
Yext, Inc.* 10,762 150,130
Zix Corp.* 5,643 44,495
Zuora, Inc., Class A* 10,636 172,303
15,157,723
Specialty Retail 3.5%
Aaron's Co., Inc. (The) 3,484 107,621
Abercrombie & Fitch Co.,
Class A* 6,432 241,136
Academy Sports & Outdoors,
Inc.* 3,046 93,847
American Eagle Outfitters, Inc. 15,555 537,736
America's Car-Mart, Inc.* 637 96,079
Asbury Automotive Group,
Inc.* 1,988 394,837
At Home Group, Inc.* 5,593 176,627
Bed Bath & Beyond, Inc.*(a) 12,528 317,209
Boot Barn Holdings, Inc.* 2,959 208,728
Buckle, Inc. (The) 2,976 124,813
Caleres, Inc. 3,743 87,249
Camping World Holdings, Inc.,
Class A 3,386 147,426
Cato Corp. (The), Class A* 2,125 28,475
Chico's FAS, Inc.* 12,376 37,128
Children's Place, Inc. (The)* 1,460 114,391
Citi Trends, Inc.* 983 102,822
Conn's, Inc.* 1,723 34,873

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Specialty Retail
Container Store Group, Inc.
(The)* 3,257 45,891
Designer Brands, Inc., Class
A* 6,348 112,360
Envela Corp.* 698 2,708
Express, Inc.* 6,621 20,194
GameStop Corp., Class A*(a) 5,895 1,023,313
Genesco, Inc.* 1,486 74,300
Group 1 Automotive, Inc. 1,788 293,518
GrowGeneration Corp.* 4,189 182,640
Guess?, Inc. 4,109 111,107
Haverty Furniture Cos., Inc. 1,697 78,860
Hibbett Sports, Inc.* 1,696 134,747
Lithia Motors, Inc., Class A 2,681 1,030,523
Lumber Liquidators Holdings,
Inc.* 2,943 70,544
MarineMax, Inc.* 2,195 124,676
Monro, Inc. 3,408 240,571
Murphy USA, Inc. 2,656 370,246
National Vision Holdings,
Inc.*(a) 8,294 418,101
ODP Corp. (The)* 5,494 222,122
OneWater Marine, Inc., Class
A* 1,039 53,228
Rent-A-Center, Inc. 5,005 288,038
Restoration Hardware
Holdings, Inc.* 1,626 1,118,721
Sally Beauty Holdings, Inc.* 11,681 234,438
Shoe Carnival, Inc. 969 58,092
Signet Jewelers Ltd.* 5,380 321,455
Sleep Number Corp.* 2,792 312,397
Sonic Automotive, Inc., Class
A 2,430 119,896
Sportsman's Warehouse
Holdings, Inc.* 4,416 77,545
Tilly's, Inc., Class A* 2,277 27,461
Urban Outfitters, Inc.* 7,116 255,464
Winmark Corp. 313 60,274
Zumiez, Inc.* 2,131 91,569
10,425,996
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* 12,481 268,841
Avid Technology, Inc.* 3,237 73,609
Corsair Gaming, Inc.*(a) 2,352 78,039
Diebold Nixdorf, Inc.* 7,251 108,837
Eastman Kodak Co.*(a) 1,484 11,071
Immersion Corp.* 1,777 15,229
Intevac, Inc.* 2,539 16,275
Quantum Corp.* 4,236 36,091
Super Micro Computer, Inc.* 4,481 165,887
773,879
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.* 6,884 689,226
Deckers Outdoor Corp.* 2,885 975,707
Fossil Group, Inc.* 4,873 62,862
G-III Apparel Group Ltd.* 4,543 147,602
Kontoor Brands, Inc. 5,299 332,936
Lakeland Industries, Inc.* 778 21,947
Movado Group, Inc. 1,657 51,980
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Oxford Industries, Inc. 1,690 154,179
Rocky Brands, Inc. 719 37,855
Steven Madden Ltd. 8,508 346,020
Superior Group of Cos., Inc. 1,108 27,944
Unifi, Inc.* 1,392 37,626
Vera Bradley, Inc.* 2,138 23,732
Wolverine World Wide, Inc. 8,328 347,444
3,257,060
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.* 5,903 266,520
Bogota Financial Corp.* 363 3,597
Bridgewater Bancshares, Inc.* 2,343 39,620
Capitol Federal Financial, Inc. 13,447 173,802
Columbia Financial, Inc.*(a) 4,852 88,646
ESSA Bancorp, Inc. 965 14,977
Essent Group Ltd. 11,363 597,467
Federal Agricultural Mortgage
Corp., Class C 948 97,511
Flagstar Bancorp, Inc. 4,961 230,885
FS Bancorp, Inc. 361 24,674
Greene County Bancorp, Inc. 344 8,741
Hingham Institution for
Savings 152 46,229
Home Bancorp, Inc. 818 31,035
Home Point Capital, Inc.* 642 6,260
HomeStreet, Inc. 2,217 90,542
Kearny Financial Corp. 7,639 97,626
Luther Burbank Corp. 2,014 22,436
Merchants Bancorp 894 36,466
Meridian Bancorp, Inc. 4,732 104,625
Meta Financial Group, Inc. 3,207 157,977
MMA Capital Holdings, Inc.* 584 9,975
Mr. Cooper Group, Inc.* 7,823 269,737
NMI Holdings, Inc., Class A* 8,500 219,640
Northfield Bancorp, Inc. 4,967 80,366
Northwest Bancshares, Inc. 12,124 170,221
Oconee Federal Financial
Corp. 196 4,602
OP Bancorp 1,365 14,851
PCSB Financial Corp. 1,500 26,235
PDL Community Bancorp* 715 7,922
PennyMac Financial Services,
Inc. 4,286 258,060
Pioneer Bancorp, Inc.* 1,383 16,264
Premier Financial Corp. 3,829 120,958
Provident Bancorp, Inc. 1,535 25,128
Provident Financial Holdings,
Inc. 656 10,667
Provident Financial Services,
Inc. 7,326 172,674
Prudential Bancorp, Inc. 799 11,066
Radian Group, Inc. 19,696 485,309
Riverview Bancorp, Inc. 2,126 14,648
Security National Financial
Corp., Class A* 758 6,398
Southern Missouri Bancorp,
Inc. 831 34,811
Standard AVB Financial Corp. 381 12,527
Sterling Bancorp, Inc.* 1,646 8,148

100 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Territorial Bancorp, Inc. 873 21,956
Timberland Bancorp, Inc. 813 22,878
TrustCo Bank Corp. 9,720 71,102
Walker & Dunlop, Inc. 2,910 322,574
Washington Federal, Inc. 7,693 250,407
Waterstone Financial, Inc. 2,233 43,990
Western New England
Bancorp, Inc. 2,401 19,448
WSFS Financial Corp. 4,887 249,677
5,121,875
Tobacco 0.1%
Turning Point Brands, Inc. 1,229 60,000
Universal Corp. 2,515 141,418
Vector Group Ltd. 14,417 188,142
389,560
Trading Companies & Distributors 1.6%
Alta Equipment Group, Inc.* 1,843 23,683
Applied Industrial
Technologies, Inc. 3,984 381,110
Beacon Roofing Supply, Inc.* 5,607 315,842
Boise Cascade Co. 4,032 269,015
CAI International, Inc. 1,725 73,399
Custom Truck One Source,
Inc.* 1,304 13,379
DXP Enterprises, Inc.* 1,648 48,237
EVI Industries, Inc.* 556 14,867
GATX Corp. 3,585 350,290
General Finance Corp.* 1,104 20,954
GMS, Inc.* 4,303 188,084
H&E Equipment Services, Inc. 3,342 130,004
Herc Holdings, Inc.* 2,514 265,478
Lawson Products, Inc.* 479 25,114
McGrath RentCorp 2,497 204,704
MRC Global, Inc.* 7,907 74,484
NOW, Inc.* 11,237 110,347
Rush Enterprises, Inc., Class A 4,246 209,583
Rush Enterprises, Inc., Class
B 710 31,091
SiteOne Landscape Supply,
Inc.* 4,529 812,412
Systemax, Inc. 1,316 56,220
Textainer Group Holdings Ltd.* 5,061 129,663
Titan Machinery, Inc.* 1,946 50,810
Transcat, Inc.* 714 35,700
Triton International Ltd. 6,237 312,910
Veritiv Corp.* 1,469 61,522
WESCO International, Inc.* 5,063 464,378
Willis Lease Finance Corp.* 294 12,589
4,685,869
Water Utilities 0.4%
American States Water Co. 3,821 302,585
Artesian Resources Corp.,
Class A 843 34,099
Cadiz, Inc.* 2,243 26,131
California Water Service
Group 5,095 299,331
Consolidated Water Co. Ltd. 1,436 16,902
Global Water Resources, Inc. 1,383 23,580
Common Stocks
Shares Value ($)
Water Utilities
Middlesex Water Co. 1,764 144,683
Pure Cycle Corp.* 2,059 31,441
SJW Group 2,721 178,362
York Water Co. (The) 1,365 70,489
1,127,603
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.* 4,630 64,635
Gogo, Inc.*(a) 5,656 58,935
Shenandoah
Telecommunications Co. 4,976 235,166
Spok Holdings, Inc. 1,896 19,472
378,208
Total Common Stocks
(cost $197,581,530) 296,263,617
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Total Rights
(cost $4,467) 97
Short-Term Investment 4.6%
Shares
Money Market Fund 4.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 13,808,631 13,808,631
Total Short-Term Investment
(cost $13,808,631) 13,808,631
Total Investments
(cost $211,394,628) — 103.4% 310,072,345
Liabilities in excess of other assets — (3.4)% (10,053,716)
NET ASSETS — 100.0%
$ 300,018,629
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $16,867,002, which was collateralized by cash
used to purchase a money market fund with a total value
of $13,808,631 and by $3,906,805 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging from
7/31/2021 – 2/15/2049; a total value of $17,715,436.

Nationwide Small Cap Index Fund - April 30, 2021 (Unaudited) - Statement of Investments - 101
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$307,186 which represents 0.10% of net assets.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $13,808,631.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 33 6/2021 USD 3,731,475 26,406
26,406
At April 30, 2021, the Fund had $203,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Assets:
Investment securities, at value
*
$ 624,297,763 $ 1,478,203,694
Cash 26,540,242 594,425
Deposits with broker for futures contracts — 1,035,038
Foreign currencies, at value — 6,690,289
Interest and dividends receivable 3,169,896 5,033,907
Security lending income receivable — 37,749
Receivable for investments sold 13,250,671 4,199,999
Receivable for capital shares issued 280,159 667,711
Reclaims receivable — 3,801,098
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 43,381 53,732
Total Assets 667,582,112 1,500,317,642
Liabilities:
Payable for investments purchased 38,664,777 125,853
Distributions payable 52,552 —
Payable for capital shares redeemed 255,431 368,956
Payable for variation margin on futures contracts — 59,903
Payable upon return of securities loaned (Note 2) — 37,118,570
Accrued expenses and other payables:
Investment advisory fees 86,993 296,856
Fund administration fees 74,664 97,441
Distribution fees 58,007 79,117
Administrative servicing fees 50,010 106,640
Accounting and transfer agent fees 11,043 3,805
Trustee fees 2,556 3,395
Custodian fees 9,936 34,052
Compliance program costs (Note 3) 498 105
Professional fees 29,825 8,331
Printing fees 8,851 16,912
Other 10,338 120,690
Total Liabilities 39,315,481 38,440,626
Net Assets $ 628,266,631 $ 1,461,877,016
* Includes value of securities on loan (Note 2) — 28,532,176
Cost of investment securities 601,167,581 1,013,230,667
Cost of foreign currencies — 6,701,028
Represented by:
Capital $ 600,955,553 $ 1,139,814,398
Total distributable earnings (loss) 27,311,078 322,062,618
Net Assets $ 628,266,631 $ 1,461,877,016

Index Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 103
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 913,474,393 $ 771,467,943 $ 1,234,966,037 $ 310,072,345
5,601,057 3,342,351 12,492,822 3,468,337
259,470 — 769,886 203,600
— — — —
241,414 206,379 891,955 50,435
1,232 4,449 156 5,738
840,190 — — —
520,877 573,418 671,762 393,971
— — — —
— — — 3,408
50,234 40,317 64,278 45,542
920,988,867 775,634,857 1,249,856,896 314,243,376
3,172,116 — — —
— — — —
202,793 352,227 2,293,743 63,508
50,377 26,910 121,292 49,565
9,597,870 24,797,525 2,966,493 13,808,631
136,973 131,180 128,770 41,790
73,478 67,970 92,042 56,460
76,815 140,397 163,460 49,863
56,203 116,876 413,824 76,218
5,761 20,183 11,206 4,204
1,927 1,602 3,529 574
10,298 7,206 12,540 4,482
93 84 164 29
22,025 21,365 23,507 18,620
22,561 34,453 16,285 18,734
101,998 3,845 101,644 32,069
13,531,288 25,721,823 6,348,499 14,224,747
$ 907,457,579 $ 749,913,034 $ 1,243,508,397 $ 300,018,629
15,010,079 23,996,897 2,903,480 16,867,002
566,791,939 216,598,401 699,478,849 211,394,628
— — — —
$ 521,545,178 $ 176,137,413 $ 675,522,069 $ 208,235,036
385,912,401 573,775,621 567,986,328 91,783,593
$ 907,457,579 $ 749,913,034 $ 1,243,508,397 $ 300,018,629

104 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Net Assets:
Class A Shares $ 276,411,078 $ 314,691,064
Class C Shares 927,642 3,223,508
Class R Shares — 27,179,634
Class R6 Shares 338,794,929 1,096,737,385
Institutional Service Class Shares 12,132,982 20,045,425
Service Class Shares — —
Total $ 628,266,631 $ 1,461,877,016
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 24,157,133 35,055,951
Class C Shares 81,067 387,572
Class R Shares — 3,038,726
Class R6 Shares 29,664,989 121,136,704
Institutional Service Class Shares 1,062,608 2,218,928
Service Class Shares — —
Total 54,965,797 161,837,881
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .44 (a) $ 8 .98 (b)
Class C Shares $ 11 .44 (c) $ 8 .32 (c)
Class R Shares $ — $ 8 .94
Class R6 Shares $ 11 .42 $ 9 .05
Institutional Service Class Shares $ 11 .42 $ 9 .03
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11 .70 $ 9 .53
Maximum Sales Charge:
Class A Shares 2 .25% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 105
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 292,286,115 $ 379,323,794 $ 136,042,614 $ 174,499,617
11,927,567 73,244,590 55,580,495 4,905,240
20,366,444 — 117,265,818 24,789,856
564,214,414 24,179,793 249,346,875 84,506,463
18,663,039 273,164,857 411,315,662 11,317,453
— — 273,956,933 —
$ 907,457,579 $ 749,913,034 $ 1,243,508,397 $ 300,018,629
14,737,428 2,982,626 6,558,160 13,108,871
674,372 661,009 2,760,754 404,640
1,046,939 — 5,685,003 1,903,243
27,822,500 188,080 11,890,783 6,143,171
920,595 2,124,063 19,676,842 824,056
— — 13,190,722 —
45,201,834 5,955,778 59,762,264 22,383,981
$ 19 .83 (b) $ 127 .18 (b) $ 20 .74 (b) $ 13 .31 (b)
$ 17 .69 (c) $ 110 .81 (c) $ 20 .13 (c) $ 12 .12 (c)
$ 19 .45 $ — $ 20 .63 $ 13 .03
$ 20 .28 $ 128 .56 $ 20 .97 $ 13 .76
$ 20 .27 $ 128 .60 $ 20 .90 $ 13 .73
$ — $ — $ 20 .77 $ —
$ 21 .04 $ 134 .94 $ 22 .01 $ 14 .12
5 .75% 5 .75% 5 .75% 5 .75%

106 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Nationwide
International Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 8,858,313 $ —
Interest income from affiliated issuers 1,880 —
Income from securities lending (Note 2) 64 77,740
Dividend income from unaffiliated issuers — 20,356,040
Income from non-cash dividends — —
Foreign tax withholding (383) (1,666,394)
Total Income 8,859,874 18,767,386
EXPENSES:
Investment advisory fees 855,693 1,707,789
Fund administration fees 158,100 216,274
Distribution fees Class A 337,306 348,343
Distribution fees Class C 4,982 16,063
Distribution fees Class R — 65,051
Distribution fees Service Class — —
Administrative servicing fees Class A 229,368 236,873
Administrative servicing fees Class C 461 2,146
Administrative servicing fees Class R — 28,622
Administrative servicing fees Institutional Service Class 14,093 14,838
Administrative servicing fees Service Class — —
Registration and filing fees 29,219 34,217
Professional fees 38,246 45,420
Printing fees 12,565 18,114
Trustee fees 15,478 20,787
Custodian fees 18,380 31,188
Accounting and transfer agent fees 43,449 20,692
Compliance program costs (Note 3) 1,784 2,417
Other 14,106 80,795
Total expenses before fees waived and expenses reimbursed 1,773,230 2,889,629
Investment advisory fees waived (Note 3) (92,500) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 1,680,730 2,889,629
NET INVESTMENT INCOME 7,179,144 15,877,757
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 45,899 —
Transactions in investment securities of unaffiliated issuers 9,101,164 (8,786,673)
Expiration or closing of futures contracts (Note 2) — 3,037,258
Foreign currency transactions (Note 2) — 949,993
TBA Sale Commitments 1,462 —
Net realized gains (losses) 9,148,525 (4,799,422)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (44,178) —
Investment securities of un affiliated issuers (37,267,436) 308,176,705
Futures contracts (Note 2) — 1,013,125
Translation of assets and liabilities denominated in foreign currencies (Note 2) — 37,274
Net change in unrealized appreciation/depreciation (37,311,614) 309,227,104
Net realized/unrealized gains (losses) (28,163,089) 304,427,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (20,983,945) $ 320,305,439
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 107
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 2,872 $ 1,080 $ 4,476 $ 1,489
— — — —
14,326 32,821 6,832 86,947
6,088,318 3,689,951 9,416,326 1,579,160
— — 506,236 —
— (79,362) — (2,567)
6,105,516 3,644,490 9,933,870 1,665,029
821,831 767,147 746,842 266,135
142,948 126,822 193,615 74,692
324,177 457,019 169,258 204,161
54,173 351,114 258,981 23,314
44,837 — 344,886 53,603
— — 193,049 —
220,440 154,086 108,326 138,828
4,334 10,470 18,129 2,823
15,244 — 172,443 24,658
17,159 141,646 480,117 11,323
— — 321,746 —
33,884 32,995 42,035 32,449
27,125 25,725 36,750 23,384
15,374 59,269 20,239 6,777
12,809 10,954 17,671 4,262
14,465 13,427 20,530 4,573
14,078 50,293 31,037 10,435
1,465 1,248 2,072 486
46,754 9,191 46,514 23,709
1,811,097 2,211,406 3,224,240 905,612
(42,147) — — (28,012)
— — — (24,036)
1,768,950 2,211,406 3,224,240 853,564
4,336,566 1,433,084 6,709,630 811,465
— — — —
43,161,571 25,848,222 33,594,944 183,952
2,183,023 590,621 1,575,583 957,691
— — — —
— — — —
45,344,594 26,438,843 35,170,527 1,141,643
— — — —
246,860,876 143,525,296 254,739,439 98,546,966
207,119 9,373 1,620,225 70,044
— — — —
247,067,995 143,534,669 256,359,664 98,617,010
292,412,589 169,973,512 291,530,191 99,758,653
$ 296,749,155 $ 171,406,596 $ 298,239,821 $ 100,570,118

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 7,179,144 $ 19,013,467
Net realized gains (losses) 9,148,525 7,608,330
Net change in unrealized appreciation/depreciation (37,311,614) 20,638,412
Change in net assets resulting from operations (20,983,945) 47,260,209
Distributions to Shareholders From:
Distributable earnings:
Class A (2,114,749) (4,413,724)
Class C (4,491) (14,492)
Class R — —
Class R6 (6,396,662) (16,473,118)
Institutional Service Class (98,080) (163,483)
Change in net assets from shareholder distributions (8,613,982) (21,064,817)
Change in net assets from capital transactions (339,100,856) 106,527,909
Change in net assets (368,698,783) 132,723,301
Net Assets:
Beginning of period 996,965,414 864,242,113
End of period $ 628,266,631 $ 996,965,414
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 74,399,197 $ 98,325,224
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 1,798,545 3,636,268
Cost of shares redeemed (45,292,691) (81,725,212)
Total Class A Shares 30,905,051 20,236,280
Class C Shares
Proceeds from shares issued 111,555 472,808
Dividends reinvested 4,463 14,331
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (348,125) (381,634)
Total Class C Shares (232,107) 105,505
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 91,229,216 302,651,057
Dividends reinvested 6,396,662 16,473,118
Cost of shares redeemed (470,786,061) (234,408,641)
Total Class R6 Shares (373,160,183) 84,715,534
Institutional Service Class Shares
Proceeds from shares issued 4,774,266 4,220,289
Dividends reinvested 98,080 163,475
Cost of shares redeemed (1,485,963) (2,913,174)
Total Institutional Service Class Shares 3,386,383 1,470,590
Change in net assets from capital transactions $ (339,100,856) $ 106,527,909

Index Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 109
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 15,877,757 $ 25,655,458 $ 4,336,566 $ 8,468,578
(4,799,422) (46,816,820) 45,344,594 15,856,741
309,227,104 (59,245,758) 247,067,995 (28,923,329)
320,305,439 (80,407,120) 296,749,155 (4,598,010)
(3,223,215) (5,630,921) (6,958,446) (13,911,622)
(29,924) (80,027) (304,520) (761,511)
(244,659) (375,131) (473,563) (1,021,805)
(11,989,743) (36,939,280) (15,481,520) (27,883,303)
(202,205) (211,107) (430,823) (859,726)
(15,689,746) (43,236,466) (23,648,872) (44,437,967)
48,576,932 (108,496,089) (69,669,705) (83,499,034)
353,192,625 (232,139,675) 203,430,578 (132,535,011)
1,108,684,391 1,340,824,066 704,027,001 836,562,012
$ 1,461,877,016 $ 1,108,684,391 $ 907,457,579 $ 704,027,001
$ 132,300,101 $ 31,072,348 $ 27,911,201 $ 26,055,764
— 946 2,190 1,336
3,133,025 5,402,483 6,472,098 12,781,786
(39,900,026) (44,504,810) (38,334,791) (79,679,484)
95,533,100 (8,029,033) (3,949,302) (40,840,598)
265,419 1,807,370 447,733 568,326
29,806 73,189 304,045 755,118
— (946) (2,190) (1,336)
(896,051) (1,647,473) (1,600,329) (6,153,298)
(600,826) 232,140 (850,741) (4,831,190)
3,735,618 15,040,341 2,894,243 5,574,494
244,598 344,390 458,351 793,748
(3,853,794) (4,791,648) (3,486,885) (10,892,603)
126,422 10,593,083 (134,291) (4,524,361)
85,631,857 116,791,939 27,685,398 72,381,897
11,989,731 36,939,280 15,284,541 27,618,203
(154,839,826) (264,891,943) (108,444,102) (131,193,275)
(57,218,238) (111,160,724) (65,474,163) (31,193,175)
11,709,695 2,502,444 2,261,937 2,381,916
196,911 193,343 430,823 859,726
(1,170,132) (2,827,342) (1,953,968) (5,351,352)
10,736,474 (131,555) 738,792 (2,109,710)
$ 48,576,932 $ (108,496,089) $ (69,669,705) $ (83,499,034)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 6,349,014 8,427,548
Issued in class conversion (Note 1) — —
Reinvested 154,826 311,937
Redeemed (3,890,695) (7,095,625)
Total Class A Shares 2,613,145 1,643,860
Class C Shares
Issued 9,497 41,024
Reinvested 383 1,229
Redeemed in class conversion (Note 1) — —
Redeemed (29,539) (32,780)
Total Class C Shares (19,659) 9,473
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 7,773,872 26,362,817
Reinvested 549,559 1,416,266
Redeemed (41,284,706) (20,634,024)
Total Class R6 Shares (32,961,275) 7,145,059
Institutional Service Class Shares
Issued 408,445 361,762
Reinvested 8,462 14,050
Redeemed (128,738) (253,123)
Total Institutional Service Class Shares 288,169 122,689
Total change in shares (30,079,620) 8,921,081
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 111
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
15,855,847 4,502,534 1,560,692 1,926,105
— 131 123 97
379,761 690,023 390,272 845,825
(4,695,624) (6,085,269) (2,192,456) (5,747,138)
11,539,984 (892,581) (241,369) (2,975,111)
33,420 304,762 26,756 46,843
3,891 9,990 20,530 55,317
— (141) (138) (108)
(114,710) (244,471) (102,795) (486,603)
(77,399) 70,140 (55,647) (384,551)
439,262 2,286,250 162,512 410,743
29,720 44,457 28,172 53,282
(449,223) (658,622) (202,045) (795,931)
19,759 1,672,085 (11,361) (331,906)
10,064,927 16,145,497 1,533,725 6,096,382
1,442,808 4,706,208 898,401 1,802,976
(18,032,093) (36,021,142) (6,044,818) (9,384,514)
(6,524,358) (15,169,437) (3,612,692) (1,485,156)
1,395,216 340,131 121,501 167,185
23,753 24,624 25,370 55,964
(137,380) (382,068) (108,111) (384,212)
1,281,589 (17,313) 38,760 (161,063)
6,239,575 (14,337,106) (3,882,309) (5,337,787)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 1,433,084 $ 4,494,352
Net realized gains (losses) 26,438,843 33,869,221
Net change in unrealized appreciation/depreciation 143,534,669 48,300,985
Change in net assets resulting from operations 171,406,596 86,664,558
Distributions to Shareholders From:
Distributable earnings:
Class A (16,237,980) (6,707,109)
Class C (3,525,067) (1,168,389)
Class R — —
Class R6 (1,228,266) (467,767)
Institutional Service Class (11,593,676) (5,351,866)
Service Class — —
Change in net assets from shareholder distributions (32,584,989) (13,695,131)
Change in net assets from capital transactions (25,528,678) (114,153,743)
Change in net assets 113,292,929 (41,184,316)
Net Assets:
Beginning of period 636,620,105 677,804,421
End of period $ 749,913,034 $ 636,620,105
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 11,927,315 $ 34,064,059
Proceeds from shares issued from class conversion (Note 1) 247,302 214,586
Dividends reinvested 15,688,465 6,490,899
Cost of shares redeemed (44,304,768) (92,425,720)
Total Class A Shares (16,441,686) (51,656,176)
Class C Shares
Proceeds from shares issued 2,841,822 6,842,820
Dividends reinvested 3,466,552 1,121,314
Cost of shares redeemed in class conversion (Note 1) (247,302) (214,586)
Cost of shares redeemed (8,139,758) (16,359,711)
Total Class C Shares (2,078,686) (8,610,163)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,678,656 11,530,798
Dividends reinvested 1,218,044 463,395
Cost of shares redeemed (7,564,762) (9,378,637)
Total Class R6 Shares (4,668,062) 2,615,556
Institutional Service Class Shares
Proceeds from shares issued 27,614,765 60,184,508
Dividends reinvested 11,050,270 5,115,387
Cost of shares redeemed (41,005,279) (121,802,855)
Total Institutional Service Class Shares (2,340,244) (56,502,960)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (25,528,678) $ (114,153,743)

Index Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 113
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 6,709,630 $ 14,798,519 $ 811,465 $ 1,827,875
35,170,527 1,312,390 1,141,643 (4,124,144)
256,359,664 81,372,737 98,617,010 2,030,154
298,239,821 97,483,646 100,570,118 (266,115)
(646,321) (7,901,889) (597,083) (10,726,567)
(166,469) (2,908,540) (10,766) (401,260)
(553,077) (5,540,959) (64,559) (1,082,667)
(1,537,658) (11,118,403) (353,776) (5,035,812)
(2,079,539) (23,351,492) (36,959) (393,156)
(1,245,344) (14,994,050) — —
(6,228,408) (65,815,333) (1,063,143) (17,639,462)
(129,326,725) (21,042,266) (17,006,657) (13,695,445)
162,684,688 10,626,047 82,500,318 (31,601,022)
1,080,823,709 1,070,197,662 217,518,311 249,119,333
$ 1,243,508,397 $ 1,080,823,709 $ 300,018,629 $ 217,518,311
$ 9,751,524 $ 31,295,802 $ 22,837,184 $ 18,817,256
— — 19,815 —
594,342 7,451,817 569,893 10,264,384
(32,412,222) (49,147,590) (34,280,026) (43,204,053)
(22,066,356) (10,399,971) (10,853,134) (14,122,413)
2,489,130 7,262,130 208,225 105,174
163,393 2,798,042 10,736 393,284
— — (19,815) —
(5,754,162) (16,754,643) (648,362) (1,784,539)
(3,101,639) (6,694,471) (449,216) (1,286,081)
21,809,484 43,175,419 4,712,217 5,284,915
552,576 5,481,693 64,034 1,020,122
(55,255,542) (28,100,603) (2,647,262) (4,589,356)
(32,893,482) 20,556,509 2,128,989 1,715,681
69,720,936 73,937,019 12,251,835 12,612,827
1,492,614 10,835,170 353,772 5,035,812
(81,106,375) (54,648,140) (22,212,979) (18,738,876)
(9,892,825) 30,124,049 (9,607,372) (1,090,237)
27,524,450 56,555,241 4,777,823 2,920,101
2,075,533 23,309,840 36,959 393,156
(72,402,624) (103,753,214) (3,040,706) (2,225,652)
(42,802,641) (23,888,133) 1,774,076 1,087,605
9,638,513 20,631,965 — —
1,245,344 14,994,050 — —
(29,453,639) (66,366,264) — —
(18,569,782) (30,740,249) — —
$ (129,326,725) $ (21,042,266) $ (17,006,657) $ (13,695,445)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 98,977 351,934
Issued in class conversion (Note 1) 2,127 2,266
Reinvested 136,338 66,598
Redeemed (369,790) (953,677)
Total Class A Shares (132,348) (532,879)
Class C Shares
Issued 26,670 81,388
Reinvested 34,493 13,019
Redeemed in class conversion (Note 1) (2,424) (2,569)
Redeemed (77,463) (191,493)
Total Class C Shares (18,724) (99,655)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 13,525 115,569
Reinvested 10,468 4,736
Redeemed (61,884) (97,500)
Total Class R6 Shares (37,891) 22,805
Institutional Service Class Shares
Issued 226,677 628,719
Reinvested 94,946 52,149
Redeemed (338,965) (1,252,247)
Total Institutional Service Class Shares (17,342) (571,379)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (206,305) (1,181,108)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 115
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
515,147 2,051,129 1,810,609 2,195,608
— — 1,489 —
32,460 473,185 49,271 1,058,755
(1,691,229) (3,145,520) (2,817,344) (4,890,348)
(1,143,622) (621,206) (955,975) (1,635,985)
135,554 496,952 19,496 12,532
9,181 182,047 1,017 44,189
— — (1,635) —
(313,507) (1,120,973) (60,032) (226,099)
(168,772) (441,974) (41,154) (169,378)
1,163,705 2,875,853 387,469 617,788
30,339 349,177 5,654 107,194
(2,743,305) (1,854,814) (223,948) (520,542)
(1,549,261) 1,370,216 169,175 204,440
3,708,203 4,641,395 976,493 1,480,945
80,313 682,422 29,636 506,427
(4,327,360) (3,450,558) (1,793,133) (2,013,748)
(538,844) 1,873,259 (787,004) (26,376)
1,438,222 3,674,388 390,923 316,857
112,254 1,470,228 3,099 39,427
(3,860,726) (6,591,721) (243,447) (248,334)
(2,310,250) (1,447,105) 150,575 107,950
508,845 1,346,080 — —
67,936 951,120 — —
(1,554,541) (4,215,974) — —
(977,760) (1,918,774) — —
(6,688,509) (1,185,584) (1,464,383) (1,519,349)

116 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bond Index Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11.74 0.07 (0.28) (0.21) (0.09) — (0.09) $ 11.44 (1.79)% $ 276,411,078 0.66% 1.26% 0.68%
Year Ended October 31, 2020 $ 11.37 0.20 0.39 0.59 (0.22) — (0.22) $ 11.74 5.23% $ 252,915,889 0.65% 1.68% 0.67%
Year Ended October 31, 2019 $ 10.51 0.25 0.87 1.12 (0.26) — (0.26) $ 11.37 10.75% $ 226,260,387 0.66% 2.24% 0.67%
Year Ended October 31, 2018 $ 11.04 0.22 (0.51) (0.29) (0.24) — (0.24) $ 10.51 (2.68)% $ 188,895,228 0.67% 2.08% 0.67%
Year Ended October 31, 2017 $ 11.25 0.20 (0.19) 0.01 (0.21) (0.01) (0.22) $ 11.04 0.17% $ 213,022,268 0.67% 1.77% 0.67%
Year Ended October 31, 2016 $ 11.14 0.20 0.20 0.40 (0.23) (0.06) (0.29) $ 11.25 3.63% $ 185,557,723 0.67% 1.81% 0.67%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11.74 0.03 (0.28) (0.25) (0.05) — (0.05) $ 11.44 (2.12)% $ 927,642 1.33% 0.59% 1.35%
Year Ended October 31, 2020 $ 11.37 0.12 0.39 0.51 (0.14) — (0.14) $ 11.74 4.52% $ 1,182,531 1.33% 0.99% 1.35%
Year Ended October 31, 2019 $ 10.50 0.17 0.88 1.05 (0.18) — (0.18) $ 11.37 10.11% $ 1,037,563 1.34% 1.55% 1.36%
Year Ended October 31, 2018 $ 11.04 0.15 (0.53) (0.38) (0.16) — (0.16) $ 10.50 (3.43)% $ 1,149,194 1.35% 1.38% 1.35%
Year Ended October 31, 2017 $ 11.25 0.12 (0.18) (0.06) (0.14) (0.01) (0.15) $ 11.04 (0.51)% $ 1,938,975 1.35% 1.09% 1.35%
Year Ended October 31, 2016 $ 11.14 0.13 0.19 0.32 (0.15) (0.06) (0.21) $ 11.25 2.95% $ 2,264,316 1.33% 1.13% 1.33%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 11.72 0.10 (0.29) (0.19) (0.11) — (0.11) $ 11.42 (1.59)% $ 338,794,929 0.24% 1.68% 0.26%
Year Ended October 31, 2020 $ 11.35 0.25 0.39 0.64 (0.27) — (0.27) $ 11.72 5.69% $ 733,795,430 0.23% 2.11% 0.25%
Year Ended October 31, 2019 $ 10.48 0.29 0.88 1.17 (0.30) — (0.30) $ 11.35 11.34% $ 629,549,890 0.24% 2.66% 0.26%
Year Ended October 31, 2018 $ 11.02 0.27 (0.53) (0.26) (0.28) — (0.28) $ 10.48 (2.38)% $ 580,461,810 0.26% 2.48% 0.26%
Year Ended October 31, 2017 $ 11.23 0.24 (0.18) 0.06 (0.26) (0.01) (0.27) $ 11.02 0.58% $ 820,367,755 0.26% 2.19% 0.26%
Year Ended October 31, 2016 $ 11.11 0.25 0.20 0.45 (0.27) (0.06) (0.33) $ 11.23 4.16% $ 712,093,601 0.26% 2.22% 0.26%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 11.71 0.08 (0.27) (0.19) (0.10) — (0.10) $ 11.42 (1.63)% $ 12,132,982 0.49% 1.43% 0.51%
Year Ended October 31, 2020 $ 11.35 0.22 0.38 0.60 (0.24) — (0.24) $ 11.71 5.33% $ 9,071,564 0.48% 1.85% 0.50%
Year Ended October 31, 2019 $ 10.48 0.26 0.89 1.15 (0.28) — (0.28) $ 11.35 11.06% $ 7,394,273 0.49% 2.40% 0.51%
Year Ended October 31, 2018 $ 11.02 0.25 (0.53) (0.28) (0.26) — (0.26) $ 10.48 (2.59)% $ 3,157,381 0.50% 2.31% 0.50%
Period Ended October 31,
2017(h) $ 10.92 0.23 0.10 0.33 (0.22) (0.01) (0.23) $ 11.02 3.07% $ 171,472 0.45% 2.27% 0.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

118 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide International
Index Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.09 0.09 1.89 1.98 (0.09) — (0.09) $ 8.98 28.02% $ 314,691,064 0.73% 2.05% 0.73%
Year Ended October 31, 2020 $ 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) $ 7.09 (6.93)% $ 166,664,196 0.75% 1.75% 0.75%
Year Ended October 31, 2019 $ 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) $ 7.85 10.47% $ 191,579,164 0.74% 2.65% 0.74%
Year Ended October 31, 2018 $ 8.72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) $ 7.57 (7.62)% $ 198,583,745 0.71% 2.39% 0.71%
Year Ended October 31, 2017 $ 7.25 0.18 1.48 1.66 (0.17) (0.02) (0.19) $ 8.72 23.17% $ 190,918,580 0.71% 2.29% 0.71%
Year Ended October 31, 2016 $ 7.75 0.18 (0.42) (0.24) (0.19) (0.07) (0.26) $ 7.25 (3.13)% $ 154,817,735 0.72% 2.55% 0.72%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 6.58 0.05 1.76 1.81 (0.07) — (0.07) $ 8.32 27.63% $ 3,223,508 1.44% 1.18% 1.44%
Year Ended October 31, 2020 $ 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) $ 6.58 (7.67)% $ 3,059,194 1.43% 1.09% 1.43%
Year Ended October 31, 2019 $ 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) $ 7.32 9.75% $ 2,888,515 1.42% 1.97% 1.42%
Year Ended October 31, 2018 $ 8.21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) $ 7.08 (8.18)% $ 3,880,028 1.38% 1.70% 1.38%
Year Ended October 31, 2017 $ 6.84 0.11 1.40 1.51 (0.12) (0.02) (0.14) $ 8.21 22.36% $ 6,139,114 1.39% 1.53% 1.39%
Year Ended October 31, 2016 $ 7.34 0.13 (0.41) (0.28) (0.15) (0.07) (0.22) $ 6.84 (3.83)% $ 5,729,070 1.39% 1.92% 1.39%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.06 0.07 1.89 1.96 (0.08) — (0.08) $ 8.94 27.86% $ 27,179,634 1.03% 1.67% 1.03%
Year Ended October 31, 2020 $ 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) $ 7.06 (7.37)% $ 21,325,043 1.05% 1.51% 1.05%
Year Ended October 31, 2019 $ 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) $ 7.84 10.29% $ 10,553,339 1.04% 2.34% 1.04%
Year Ended October 31, 2018 $ 8.71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) $ 7.55 (7.88)% $ 7,413,682 1.02% 2.11% 1.02%
Year Ended October 31, 2017 $ 7.25 0.14 1.49 1.63 (0.15) (0.02) (0.17) $ 8.71 22.78% $ 5,734,302 0.99% 1.72% 0.99%
Year Ended October 31, 2016 $ 7.75 0.16 (0.42) (0.26) (0.17) (0.07) (0.24) $ 7.25 (3.37)% $ 3,019,089 1.00% 2.27% 1.00%
Class R6 Shares(f)
Six Months Ended April 30,
2021 (Unaudited) $ 7.14 0.10 1.90 2.00 (0.09) — (0.09) $ 9.05 28.19% $ 1,096,737,385 0.31% 2.35% 0.31%
Year Ended October 31, 2020 $ 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) $ 7.14 (6.51)% $ 910,955,529 0.33% 2.18% 0.33%
Year Ended October 31, 2019 $ 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) $ 7.90 11.02% $ 1,128,270,647 0.32% 3.02% 0.32%
Year Ended October 31, 2018 $ 8.76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) $ 7.62 (7.22)% $ 1,234,310,025 0.31% 2.74% 0.31%
Year Ended October 31, 2017 $ 7.29 0.21 1.48 1.69 (0.20) (0.02) (0.22) $ 8.76 23.51% $ 1,345,318,673 0.31% 2.64% 0.31%
Year Ended October 31, 2016 $ 7.79 0.22 (0.43) (0.21) (0.22) (0.07) (0.29) $ 7.29 (2.71)% $ 1,578,665,493 0.31% 2.98% 0.31%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7.13 0.10 1.89 1.99 (0.09) — (0.09) $ 9.03 28.07% $ 20,045,425 0.49% 2.39% 0.49%
Year Ended October 31, 2020 $ 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) $ 7.13 (6.68)% $ 6,680,429 0.49% 2.04% 0.49%
Year Ended October 31, 2019 $ 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) $ 7.89 10.78% $ 7,532,401 0.49% 2.96% 0.49%
Year Ended October 31, 2018 $ 8.76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) $ 7.61 (7.40)% $ 6,111,411 0.47% 2.61% 0.47%
Period Ended October 31,
2017(g) $ 7.26 0.14 1.58 1.72 (0.20) (0.02) (0.22) $ 8.76 23.97% $ 1,274,712 0.40% 1.80% 0.40%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2021 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

120 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Mid Cap Market
Index Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 14.17 0.07 6.07 6.14 (0.07) (0.41) (0.48) $ 19.83 43.93% $ 292,286,115 0.68% 0.76% 0.69%
Year Ended October 31, 2020 $ 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) $ 14.17 (1.91)% $ 212,218,847 0.67% 0.88% 0.68%
Year Ended October 31, 2019 $ 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) $ 15.21 8.25% $ 273,120,931 0.67% 1.00% 0.68%
Year Ended October 31, 2018 $ 19.31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) $ 17.09 0.38% $ 289,155,394 0.67% 0.95% 0.68%
Year Ended October 31, 2017 $ 17.24 0.17 3.55 3.72 (0.15) (1.50) (1.65) $ 19.31 22.61% $ 350,705,458 0.68% 0.91% 0.69%
Year Ended October 31, 2016 $ 18.60 0.16 0.67 0.83 (0.14) (2.05) (2.19) $ 17.24 5.54% $ 300,822,709 0.69% 0.94% 0.69%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 12.69 0.01 5.44 5.45 (0.04) (0.41) (0.45) $ 17.69 43.57% $ 11,927,567 1.33% 0.11% 1.34%
Year Ended October 31, 2020 $ 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) $ 12.69 (2.65)% $ 9,266,569 1.36% 0.21% 1.37%
Year Ended October 31, 2019 $ 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) $ 13.73 7.55% $ 15,300,757 1.36% 0.33% 1.37%
Year Ended October 31, 2018 $ 17.99 0.04 0.01 0.05 (0.11) (2.19) (2.30) $ 15.74 (0.28)% $ 19,195,288 1.35% 0.26% 1.36%
Year Ended October 31, 2017 $ 16.21 — 3.38 3.38 (0.10) (1.50) (1.60) $ 17.99 21.79% $ 21,434,484 1.36% 0.22% 1.37%
Year Ended October 31, 2016 $ 17.66 0.04 0.62 0.66 (0.06) (2.05) (2.11) $ 16.21 4.78% $ 12,418,406 1.37% 0.26% 1.37%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 13.91 0.04 5.96 6.00 (0.05) (0.41) (0.46) $ 19.45 43.76% $ 20,366,444 0.93% 0.52% 0.94%
Year Ended October 31, 2020 $ 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) $ 13.91 (2.23)% $ 14,720,475 0.99% 0.58% 1.00%
Year Ended October 31, 2019 $ 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) $ 14.95 7.96% $ 20,785,845 0.99% 0.69% 1.00%
Year Ended October 31, 2018 $ 19.09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) $ 16.85 0.03% $ 24,648,569 0.97% 0.64% 0.98%
Year Ended October 31, 2017 $ 17.07 0.11 3.53 3.64 (0.12) (1.50) (1.62) $ 19.09 22.31% $ 25,705,173 0.96% 0.62% 0.97%
Year Ended October 31, 2016 $ 18.45 0.11 0.66 0.77 (0.10) (2.05) (2.15) $ 17.07 5.22% $ 15,066,654 0.96% 0.65% 0.97%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 14.48 0.11 6.20 6.31 (0.10) (0.41) (0.51) $ 20.28 44.23% $ 564,214,414 0.26% 1.19% 0.27%
Year Ended October 31, 2020 $ 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) $ 14.48 (1.52)% $ 455,057,955 0.27% 1.28% 0.28%
Year Ended October 31, 2019 $ 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) $ 15.53 8.74% $ 511,164,558 0.27% 1.41% 0.28%
Year Ended October 31, 2018 $ 19.60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) $ 17.38 0.78% $ 885,016,786 0.26% 1.36% 0.27%
Year Ended October 31, 2017 $ 17.47 0.25 3.61 3.86 (0.23) (1.50) (1.73) $ 19.60 23.15% $ 857,985,640 0.26% 1.34% 0.27%
Year Ended October 31, 2016 $ 18.82 0.23 0.68 0.91 (0.21) (2.05) (2.26) $ 17.47 5.96% $ 888,878,007 0.27% 1.35% 0.27%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 14.47 0.09 6.20 6.29 (0.08) (0.41) (0.49) $ 20.27 44.13% $ 18,663,039 0.47% 0.96% 0.48%
Year Ended October 31, 2020 $ 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) $ 14.47 (1.68)% $ 12,763,155 0.42% 1.14% 0.43%
Year Ended October 31, 2019 $ 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) $ 15.52 8.48% $ 16,189,921 0.48% 1.19% 0.49%
Year Ended October 31, 2018 $ 19.59 0.20 — 0.20 (0.23) (2.19) (2.42) $ 17.37 0.58% $ 22,233,251 0.48% 1.10% 0.49%
Period Ended October 31,
2017( i ) $ 19.23 0.22 1.86 2.08 (0.22) (1.50) (1.72) $ 19.59 11.76% $ 2,080,691 0.41% 1.31% 0.43%

Index Funds - April 30, 2021 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
( i ) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

122 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide NYSE Arca Tech
100 Index Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 104.27 0.22 28.06 28.28 (0.16) (5.21) (5.37) $ 127.18 27.66% $ 379,323,794 0.64% 0.37% 0.64%
Year Ended October 31, 2020 $ 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) $ 104.27 14.23% $ 324,797,641 0.70% 0.66% 0.70%
Year Ended October 31, 2019 $ 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) $ 93.06 17.34% $ 339,453,197 0.71% 0.82% 0.71%
Year Ended October 31, 2018 $ 78.46 0.48 5.83 6.31 (0.40) (2.65) (3.05) $ 81.72 8.22% $ 304,904,760 0.74% 0.57% 0.74%
Year Ended October 31, 2017 $ 58.73 0.42 19.83 20.25 (0.52) — (0.52) $ 78.46 34.68% $ 297,898,226 0.79% 0.62% 0.79%
Year Ended October 31, 2016 $ 55.34 0.55 3.22 3.77 (0.38) — (0.38) $ 58.73 6.87% $ 228,935,777 0.84% 0.99% 0.84%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 91.70 (0.17) 24.59 24.42 (0.10) (5.21) (5.31) $ 110.81 27.22% $ 73,244,590 1.33% (0.32)% 1.33%
Year Ended October 31, 2020 $ 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) $ 91.70 13.42% $ 62,330,938 1.42% (0.07)% 1.42%
Year Ended October 31, 2019 $ 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) $ 82.29 16.46% $ 64,137,115 1.46% 0.07% 1.46%
Year Ended October 31, 2018 $ 70.31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) $ 72.68 7.44% $ 59,925,093 1.46% (0.16)% 1.46%
Year Ended October 31, 2017 $ 52.82 (0.07) 17.80 17.73 (0.24) — (0.24) $ 70.31 33.70% $ 45,734,066 1.52% (0.12)% 1.52%
Year Ended October 31, 2016 $ 49.98 0.12 2.91 3.03 (0.19) — (0.19) $ 52.82 6.09% $ 31,639,383 1.58% 0.24% 1.58%
Class R6 Shares(f)
Six Months Ended April 30,
2021 (Unaudited) $ 105.36 0.43 28.34 28.77 (0.36) (5.21) (5.57) $ 128.56 27.86% $ 24,179,793 0.30% 0.72% 0.30%
Year Ended October 31, 2020 $ 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) $ 105.36 14.63% $ 23,808,156 0.35% 0.99% 0.35%
Year Ended October 31, 2019 $ 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) $ 94.03 17.74% $ 19,102,850 0.37% 1.15% 0.37%
Year Ended October 31, 2018 $ 79.18 0.77 5.88 6.65 (0.64) (2.65) (3.29) $ 82.54 8.59% $ 15,335,774 0.39% 0.90% 0.39%
Year Ended October 31, 2017 $ 59.25 0.65 20.03 20.68 (0.75) — (0.75) $ 79.18 35.17% $ 7,870,252 0.43% 0.93% 0.43%
Year Ended October 31, 2016 $ 55.83 0.71 3.30 4.01 (0.59) — (0.59) $ 59.25 7.26% $ 2,909,859 0.47% 1.28% 0.47%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 105.39 0.36 28.35 28.71 (0.29) (5.21) (5.50) $ 128.60 27.79% $ 273,164,857 0.41% 0.60% 0.41%
Year Ended October 31, 2020 $ 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) $ 105.39 14.49% $ 225,683,370 0.48% 0.88% 0.48%
Year Ended October 31, 2019 $ 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) $ 94.04 17.60% $ 255,111,259 0.49% 1.02% 0.49%
Year Ended October 31, 2018 $ 79.20 0.67 5.89 6.56 (0.55) (2.65) (3.20) $ 82.56 8.47% $ 188,240,818 0.50% 0.79% 0.50%
Year Ended October 31, 2017 $ 59.26 0.57 20.03 20.60 (0.66) — (0.66) $ 79.20 35.01% $ 114,920,438 0.56% 0.82% 0.56%
Year Ended October 31, 2016 $ 55.85 0.68 3.24 3.92 (0.51) — (0.51) $ 59.26 7.09% $ 65,840,861 0.61% 1.23% 0.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

124 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide S&P 500 Index
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 16.22 0.10 4.51 4.61 (0.09) — (0.09) $ 20.74 28.49%(f) $ 136,042,614 0.60% 1.06% 0.60%
Year Ended October 31, 2020 $ 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) $ 16.22 9.08%(f) $ 124,884,611 0.64% 1.27% 0.64%
Year Ended October 31, 2019 $ 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) $ 15.78 13.64% $ 131,342,529 0.64% 1.75% 0.64%
Year Ended October 31, 2018 $ 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) $ 16.28 6.67% $ 132,086,189 0.59% 1.33% 0.59%
Year Ended October 31, 2017 $ 14.22 0.22 2.88 3.10 (0.22) (0.81) (1.03) $ 16.29 22.90% $ 122,699,246 0.59% 1.45% 0.59%
Year Ended October 31, 2016 $ 15.27 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14.22 3.88% $ 103,686,629 0.60% 1.64% 0.60%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 15.76 0.04 4.39 4.43 (0.06) — (0.06) $ 20.13 28.15% $ 55,580,495 1.26% 0.39% 1.26%
Year Ended October 31, 2020 $ 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) $ 15.76 8.36% $ 46,181,204 1.27% 0.65% 1.27%
Year Ended October 31, 2019 $ 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) $ 15.36 12.85% $ 51,802,776 1.27% 1.14% 1.27%
Year Ended October 31, 2018 $ 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) $ 15.92 6.04% $ 46,120,304 1.24% 0.68% 1.24%
Year Ended October 31, 2017 $ 13.95 0.12 2.83 2.95 (0.14) (0.81) (0.95) $ 15.95 22.11% $ 39,459,765 1.24% 0.80% 1.24%
Year Ended October 31, 2016 $ 15.02 0.13 0.28 0.41 (0.14) (1.34) (1.48) $ 13.95 3.20% $ 28,618,578 1.24% 0.97% 1.24%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 16.14 0.07 4.49 4.56 (0.07) — (0.07) $ 20.63 28.33% $ 117,265,818 0.94% 0.72% 0.94%
Year Ended October 31, 2020 $ 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) $ 16.14 8.72% $ 116,747,834 0.94% 0.94% 0.94%
Year Ended October 31, 2019 $ 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) $ 15.71 13.40% $ 92,127,960 0.84% 1.59% 0.84%
Year Ended October 31, 2018 $ 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) $ 16.23 6.53% $ 71,548,247 0.76% 1.16% 0.76%
Year Ended October 31, 2017 $ 14.20 0.16 2.90 3.06 (0.21) (0.81) (1.02) $ 16.24 22.58% $ 53,224,497 0.88% 1.07% 0.88%
Year Ended October 31, 2016 $ 15.25 0.20 0.28 0.48 (0.19) (1.34) (1.53) $ 14.20 3.69% $ 4,552,978 0.81% 1.41% 0.81%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 16.39 0.14 4.57 4.71 (0.13) — (0.13) $ 20.97 28.82% $ 249,346,875 0.19% 1.47% 0.19%
Year Ended October 31, 2020 $ 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) $ 16.39 9.53% $ 203,736,308 0.20% 1.70% 0.20%
Year Ended October 31, 2019 $ 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) $ 15.94 14.09% $ 168,299,693 0.19% 2.29% 0.19%
Year Ended October 31, 2018 $ 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) $ 16.43 7.19% $ 2,047,162,422 0.17% 1.76% 0.17%
Year Ended October 31, 2017 $ 14.33 0.28 2.91 3.19 (0.29) (0.81) (1.10) $ 16.42 23.36% $ 2,034,151,407 0.17% 1.85% 0.17%
Year Ended October 31, 2016 $ 15.37 0.29 0.29 0.58 (0.28) (1.34) (1.62) $ 14.33 4.38% $ 1,650,693,124 0.17% 2.05% 0.17%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 16.34 0.12 4.54 4.66 (0.10) — (0.10) $ 20.90 28.62% $ 411,315,662 0.44% 1.22% 0.44%
Year Ended October 31, 2020 $ 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) $ 16.34 9.28% $ 359,249,180 0.45% 1.46% 0.45%
Year Ended October 31, 2019 $ 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) $ 15.89 13.84% $ 372,474,093 0.45% 1.96% 0.45%
Year Ended October 31, 2018 $ 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) $ 16.38 6.88% $ 329,181,300 0.42% 1.51% 0.42%
Year Ended October 31, 2017 $ 14.29 0.25 2.90 3.15 (0.25) (0.81) (1.06) $ 16.38 23.12% $ 327,009,809 0.42% 1.62% 0.42%
Year Ended October 31, 2016 $ 15.34 0.25 0.28 0.53 (0.24) (1.34) (1.58) $ 14.29 4.06% $ 275,979,416 0.42% 1.79% 0.42%
Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 16.23 0.10 4.53 4.63 (0.09) — (0.09) $ 20.77 28.60%(f) $ 273,956,933 0.59% 1.06% 0.59%
Year Ended October 31, 2020 $ 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) $ 16.23 9.04%(f) $ 230,024,572 0.60% 1.31% 0.60%
Year Ended October 31, 2019 $ 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) $ 15.80 13.68% $ 254,150,611 0.60% 1.79% 0.60%
Year Ended October 31, 2018 $ 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) $ 16.30 6.75% $ 271,668,426 0.57% 1.37% 0.57%
Year Ended October 31, 2017 $ 14.23 0.22 2.89 3.11 (0.23) (0.81) (1.04) $ 16.30 22.89% $ 309,107,177 0.57% 1.47% 0.57%
Year Ended October 31, 2016 $ 15.28 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14.23 3.92% $ 297,628,822 0.57% 1.65% 0.57%

Index Funds - April 30, 2021 (Unaudited) - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

126 - Financial Highlights - April 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Small Cap Index
Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.06 0.03 4.26 4.29 (0.04) — (0.04) $ 13.31 47.47% $ 174,499,617 0.70% 0.48% 0.74%
Year Ended October 31, 2020 $ 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) $ 9.06 (0.36)% $ 127,383,741 0.70% 0.72% 0.74%
Year Ended October 31, 2019 $ 13.58 0.08 (0.03)(g) 0.05 (0.11) (3.76) (3.87) $ 9.76 4.35% $ 153,309,530 0.70% 0.82% 0.75%
Year Ended October 31, 2018 $ 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) $ 13.58 1.30% $ 217,456,536 0.70% 0.72% 0.72%
Year Ended October 31, 2017 $ 13.30 0.11 3.39 3.50 (0.13) (0.88) (1.01) $ 15.79 27.12% $ 157,040,938 0.66% 0.75% 0.69%
Year Ended October 31, 2016 $ 14.42 0.14 0.31 0.45 (0.12) (1.45) (1.57) $ 13.30 3.72% $ 126,320,711 0.67% 1.06% 0.68%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.27 (0.01) 3.89 3.88 (0.03) — (0.03) $ 12.12 46.91% $ 4,905,240 1.40% (0.21)% 1.44%
Year Ended October 31, 2020 $ 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) $ 8.27 (1.05)% $ 3,684,615 1.40% 0.04% 1.44%
Year Ended October 31, 2019 $ 12.86 0.01 (0.06)(g) (0.05) (0.06) (3.76) (3.82) $ 8.99 3.60% $ 5,532,118 1.37% 0.15% 1.42%
Year Ended October 31, 2018 $ 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) $ 12.86 0.68% $ 7,241,746 1.38% 0.06% 1.41%
Year Ended October 31, 2017 $ 12.80 0.01 3.25 3.26 (0.08) (0.88) (0.96) $ 15.10 26.23% $ 9,693,505 1.36% 0.04% 1.39%
Year Ended October 31, 2016 $ 13.96 0.04 0.30 0.34 (0.05) (1.45) (1.50) $ 12.80 3.01% $ 4,750,997 1.37% 0.35% 1.38%
Class R Shares
Six Months Ended April 30,
2021 (Unaudited) $ 8.87 0.01 4.19 4.20 (0.04) — (0.04) $ 13.03 47.38% $ 24,789,856 1.01% 0.16% 1.05%
Year Ended October 31, 2020 $ 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) $ 8.87 (0.79)% $ 15,382,405 1.01% 0.40% 1.05%
Year Ended October 31, 2019 $ 13.42 0.05 (0.03)(g) 0.02 (0.09) (3.76) (3.85) $ 9.59 4.11% $ 14,663,822 1.01% 0.50% 1.05%
Year Ended October 31, 2018 $ 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) $ 13.42 0.99% $ 11,586,526 1.00% 0.42% 1.03%
Year Ended October 31, 2017 $ 13.19 0.08 3.37 3.45 (0.12) (0.88) (1.00) $ 15.64 26.93% $ 7,458,631 0.86% 0.52% 0.89%
Year Ended October 31, 2016 $ 14.32 0.12 0.30 0.42 (0.10) (1.45) (1.55) $ 13.19 3.54% $ 1,661,800 0.82% 0.91% 0.83%
Class R6 Shares( i )
Six Months Ended April 30,
2021 (Unaudited) $ 9.35 0.06 4.41 4.47 (0.06) — (0.06) $ 13.76 47.85% $ 84,506,463 0.28% 0.91% 0.32%
Year Ended October 31, 2020 $ 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) $ 9.35 0.04% $ 64,779,131 0.28% 1.14% 0.32%
Year Ended October 31, 2019 $ 13.87 0.13 (0.04)(g) 0.09 (0.15) (3.76) (3.91) $ 10.05 4.76% $ 69,934,671 0.28% 1.26% 0.33%
Year Ended October 31, 2018 $ 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) $ 13.87 1.79% $ 188,960,819 0.28% 1.19% 0.30%
Year Ended October 31, 2017 $ 13.51 0.18 3.44 3.62 (0.19) (0.88) (1.07) $ 16.06 27.63% $ 409,907,127 0.26% 1.18% 0.29%
Year Ended October 31, 2016 $ 14.62 0.19 0.32 0.51 (0.17) (1.45) (1.62) $ 13.51 4.15% $ 499,192,342 0.27% 1.46% 0.28%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9.34 0.04 4.40 4.44 (0.05) — (0.05) $ 13.73 47.60% $ 11,317,453 0.51% 0.66% 0.55%
Year Ended October 31, 2020 $ 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) $ 9.34 (0.22)% $ 6,288,419 0.53% 0.88% 0.57%
Year Ended October 31, 2019 $ 13.85 0.10 (0.03)(g) 0.07 (0.12) (3.76) (3.88) $ 10.04 4.53% $ 5,679,192 0.53% 0.99% 0.58%
Year Ended October 31, 2018 $ 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) $ 13.85 1.49% $ 7,033,681 0.50% 0.86% 0.53%
Period Ended October 31,
2017(j) $ 15.36 0.14 1.61 1.75 (0.17) (0.88) (1.05) $ 16.06 12.15% $ 314,150 0.45% 1.00% 0.49%

Index Funds - April 30, 2021 (Unaudited) - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

128 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class and Service
Class shares. Class C shares will convert to Class A shares
ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 129
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

130 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,478,493 $ – $ 2,478,493
Commercial Mortgage-Backed Securities – 14,469,043 – 14,469,043
Corporate Bonds – 168,985,459 – 168,985,459
Foreign Government Securities – 11,636,626 – 11,636,626
Mortgage-Backed Securities – 170,365,591 – 170,365,591
Municipal Bonds – 4,788,826 – 4,788,826
Supranational – 9,582,436 – 9,582,436
U.S. Government Agency Securities – 10,051,701 – 10,051,701
U.S. Treasury Obligations – 231,939,588 – 231,939,588
Total $ – $ 624,297,763 $ – $ 624,297,763
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 16,217,054 $ – $ 16,217,054
Air Freight & Logistics – 10,429,964 – 10,429,964
Airlines – 1,684,696 – 1,684,696
Auto Components 79,351 12,494,484 – 12,573,835
Automobiles – 44,699,363 – 44,699,363
Banks – 124,671,746 – 124,671,746
Beverages 977,361 29,340,082 – 30,317,443
Biotechnology – 12,708,299 – 12,708,299
Building Products – 16,686,314 – 16,686,314
Capital Markets – 39,939,279 – 39,939,279
Chemicals – 52,255,588 – 52,255,588
Commercial Services & Supplies – 5,134,772 – 5,134,772
Communications Equipment – 5,778,311 – 5,778,311
Construction & Engineering – 11,535,771 – 11,535,771
Construction Materials – 8,622,729 – 8,622,729
Consumer Finance – 165,440 – 165,440
Containers & Packaging – 1,093,424 – 1,093,424
Diversified Financial Services 377,356 11,577,417 – 11,954,773
Diversified Telecommunication Services – 27,104,013 – 27,104,013
Electric Utilities – 30,307,315 – 30,307,315
Electrical Equipment – 28,312,695 – 28,312,695
Electronic Equipment, Instruments &
Components – 26,867,367 – 26,867,367
Energy Equipment & Services – 462,824 – 462,824
Entertainment – 12,312,076 – 12,312,076
Equity Real Estate Investment Trusts
(REITs) – 20,193,463 – 20,193,463
Food & Staples Retailing – 19,046,760 – 19,046,760
Food Products – 46,403,268 – 46,403,268
Gas Utilities – 5,951,835 – 5,951,835
Health Care Equipment & Supplies – 32,370,535 – 32,370,535
Health Care Providers & Services – 7,331,380 – 7,331,380
Health Care Technology – 2,642,042 – 2,642,042
Hotels, Restaurants & Leisure 327,313 22,318,686 – 22,645,999
Household Durables – 20,978,399 – 20,978,399
Household Products – 11,914,591 – 11,914,591
Independent Power and Renewable
Electricity Producers – 1,056,980 – 1,056,980
Industrial Conglomerates 1,220,040 17,996,859 – 19,216,899

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 131
Level 1 Level 2 Level 3 Total
Assets:
Insurance $ – $ 73,051,465 $ – $ 73,051,465
Interactive Media & Services – 4,346,012 – 4,346,012
Internet & Direct Marketing Retail – 12,737,394 – 12,737,394
IT Services 1,508,341 24,921,811 – 26,430,152
Leisure Products – 3,619,376 – 3,619,376
Life Sciences Tools & Services – 7,245,081 – 7,245,081
Machinery – 46,287,200 – 46,287,200
Marine – 3,842,602 – 3,842,602
Media – 7,052,897 – 7,052,897
Metals & Mining – 49,018,270 – 49,018,270
Multiline Retail – 6,827,882 – 6,827,882
Multi-Utilities – 13,138,155 – 13,138,155
Oil, Gas & Consumable Fuels – 45,305,061 – 45,305,061
Paper & Forest Products – 5,239,786 – 5,239,786
Personal Products – 29,321,190 – 29,321,190
Pharmaceuticals 993,484 108,787,558 – 109,781,042
Professional Services – 22,777,980 – 22,777,980
Real Estate Management & Development 449,550 23,821,552 – 24,271,102
Road & Rail – 10,915,373 – 10,915,373
Semiconductors & Semiconductor
Equipment – 43,445,523 – 43,445,523
Software 1,641,768 22,015,859 – 23,657,627
Specialty Retail – 13,248,231 – 13,248,231
Technology Hardware, Storage &
Peripherals – 7,090,742 – 7,090,742
Textiles, Apparel & Luxury Goods – 45,329,290 – 45,329,290
Tobacco – 12,104,421 – 12,104,421
Trading Companies & Distributors – 20,724,072 – 20,724,072
Transportation Infrastructure – 6,723,481 – 6,723,481
Water Utilities – 1,497,632 – 1,497,632
Wireless Telecommunication Services – 24,468,843 – 24,468,843
Total Common Stocks $ 7,574,564 $ 1,433,510,560 $ – $ 1,441,085,124
Futures Contracts 109,227 – – 109,227
Short-Term Investment 37,118,570 – – 37,118,570
Total Assets $ 44,802,361 $ 1,433,510,560 $ – $ 1,478,312,921
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (16,091) $ – $ – $ (16,091)
Total Liabilities $ (16,091) $ – $ – $ (16,091)
Total $ 44,786,270 $ 1,433,510,560 $ – $ 1,478,296,830
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 903,876,523 $ – $ – $ 903,876,523
Futures Contracts 25,356 – – 25,356
Short-Term Investment 9,597,870 – – 9,597,870
Total $ 913,499,749 $ – $ – $ 913,499,749
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 746,416,436 $ – $ – $ 746,416,436
Short-Term Investments   24,797,525 253,982 – 25,051,507
Total Assets $ 771,213,961 $ 253,982 $ – $ 771,467,943
$ – $ – $ – $ –

132 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (41,009) $ – $ – $ (41,009)
Total Liabilities $ (41,009) $ – $ – $ (41,009)
Total $ 771,172,952 $ 253,982 $ – $ 771,426,934
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,231,999,544 $ – $ – $ 1,231,999,544
Futures Contracts 519,304 – – 519,304
Short-Term Investment 2,966,493 – – 2,966,493
Total $ 1,235,485,341 $ – $ – $ 1,235,485,341
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,508,168 $ – $ – $ 2,508,168
Air Freight & Logistics 928,201 – – 928,201
Airlines 1,096,079 – – 1,096,079
Auto Components 4,257,989 – – 4,257,989
Automobiles 378,429 – – 378,429
Banks 25,452,490 – – 25,452,490
Beverages 840,137 – – 840,137
Biotechnology 28,816,956 – – 28,816,956
Building Products 5,262,752 – – 5,262,752
Capital Markets 4,645,134 – – 4,645,134
Chemicals 5,186,819 – – 5,186,819
Commercial Services & Supplies 5,530,889 – – 5,530,889
Communications Equipment 2,020,508 – – 2,020,508
Construction & Engineering 4,714,727 – – 4,714,727
Construction Materials 545,345 – – 545,345
Consumer Finance 2,086,521 – – 2,086,521
Containers & Packaging 701,463 – – 701,463
Distributors 268,054 – – 268,054
Diversified Consumer Services 1,272,387 – – 1,272,387
Diversified Financial Services 492,285 – – 492,285
Diversified Telecommunication Services 2,110,095 – – 2,110,095
Electric Utilities 1,781,336 – – 1,781,336
Electrical Equipment 4,230,242 – – 4,230,242
Electronic Equipment, Instruments &
Components 6,014,861 – – 6,014,861
Energy Equipment & Services 2,081,926 – – 2,081,926
Entertainment 966,720 – – 966,720
Equity Real Estate Investment Trusts
(REITs) 15,952,278 – – 15,952,278
Food & Staples Retailing 2,391,495 – – 2,391,495
Food Products 4,291,247 – – 4,291,247
Gas Utilities 2,534,192 – – 2,534,192
Health Care Equipment & Supplies 10,166,858 – – 10,166,858
Health Care Providers & Services 8,134,189 – – 8,134,189
Health Care Technology 3,204,722 – – 3,204,722
Hotels, Restaurants & Leisure 12,192,253 – – 12,192,253
Household Durables 6,703,169 – – 6,703,169
Household Products 626,862 – – 626,862
Independent Power and Renewable
Electricity Producers 1,443,572 – – 1,443,572
Industrial Conglomerates 149,400 – – 149,400
Insurance 5,853,862 – – 5,853,862

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 133
Level 1 Level 2 Level 3 Total
Assets:
Interactive Media & Services $ 1,097,721 $ – $ – $ 1,097,721
Internet & Direct Marketing Retail 2,384,668 – – 2,384,668
IT Services 4,217,666 4,228 – 4,221,894
Leisure Products 2,015,919 – – 2,015,919
Life Sciences Tools & Services 2,660,959 – – 2,660,959
Machinery 11,132,063 – – 11,132,063
Marine 436,675 – – 436,675
Media 2,541,305 – – 2,541,305
Metals & Mining 5,411,164 – – 5,411,164
Mortgage Real Estate Investment Trusts
(REITs) 3,692,041 – – 3,692,041
Multiline Retail 959,469 – – 959,469
Multi-Utilities 1,215,888 – – 1,215,888
Oil, Gas & Consumable Fuels 5,307,605 – – 5,307,605
Paper & Forest Products 1,378,180 – – 1,378,180
Personal Products 1,054,608 – – 1,054,608
Pharmaceuticals 4,089,161 – – 4,089,161
Professional Services 4,632,390 – – 4,632,390
Real Estate Management & Development 2,301,803 – – 2,301,803
Road & Rail 1,902,529 – – 1,902,529
Semiconductors & Semiconductor
Equipment 8,675,190 – – 8,675,190
Software 15,157,723 – – 15,157,723
Specialty Retail 10,425,996 – – 10,425,996
Technology Hardware, Storage &
Peripherals 773,879 – – 773,879
Textiles, Apparel & Luxury Goods 3,257,060 – – 3,257,060
Thrifts & Mortgage Finance 5,121,875 – – 5,121,875
Tobacco 389,560 – – 389,560
Trading Companies & Distributors 4,685,869 – – 4,685,869
Water Utilities 1,127,603 – – 1,127,603
Wireless Telecommunication Services 378,208 – – 378,208
Total Common Stocks $ 296,259,389 $ 4,228 $ – $ 296,263,617
Futures Contracts 26,406 – – 26,406
Rights   – 97 – 97
Short-Term Investment 13,808,631 – – 13,808,631
Total $ 310,094,426 $ 4,325 $ – $ 310,098,751
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended April 30, 2021, International Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.
During the six months ended April 30, 2021, Small Cap Index held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.

134 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
Small Cap Index
Rights Total
Balance as of 10/31/2020 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (1) (1)
Purchases
*
4,468 4,468
Sales — —
Change in Unrealized Appreciation/Depreciation (4,467) (4,467)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2021 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 4/30/2021 ** $ (4,467) $(4,467)
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities ."

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 135
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2021:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 109,227
Total $ 109,227
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (16,091)
Total $ (16,091)
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 25,356
Total $ 25,356
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (41,009)
Total $ (41,009)
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 519,304
Total $ 519,304

136 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2021
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 26,406
Total $ 26,406
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 3,037,258
Total $ 3,037,258
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,183,023
Total $ 2,183,023
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 590,621
Total $ 590,621
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,575,583
Total $ 1,575,583
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 957,691
Total $ 957,691
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,013,125
Total $ 1,013,125
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 207,119
Total $ 207,119

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 137
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2021, certain Funds have entered into futures contracts. These futures contract
agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 9,373
Total $ 9,373
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,620,225
Total $ 1,620,225
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 70,044
Total $ 70,044
International Index
Futures Contracts:
Average Notional Balance Long $ 16,337,259
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 7,383,606
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,844,426
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 14,329,798
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 3,775,244

138 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Index $ 37,118,570
Mid Cap Market Index 9,597,870
NYSE Arca Tech 100 Index 24,797,525
S&P 500 Index 2,966,493
Small Cap Index 13,808,631

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 139
adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and
paid quarterly for International Index, Mid Cap Market Index,
S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

140 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 141
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the six months ended April 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2021, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
f
Fund
Advisory Fee Waiver
(annual rate)
Bond Index 0.02%
Mid Cap Market Index 0.01%
Small Cap Index 0.02%
Fund Amount
Bond Index $ 92,500
Mid Cap Market Index 42,147
Small Cap Index 28,012
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18% 0.16% 0.16%
International Index 0.24 N/A 0.24
Mid Cap Market Index 0.19 0.18 0.18
NYSE Arca Tech 100 Index 0.21 N/A 0.21
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.15
N/A – Not Applicable
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28

142 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of April 30, 2021, excluding certain Funds, there were no cumulative potential reimbursements which could be reimbursed to
NFA.
During the six months ended April 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an aggregate of $912,451 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $9,472.
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
April 30, 2021
Amount Total
Small Cap Index $ 19,580 $ 86,492 $ 38,646 $ 24,036 $ 168,754
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 143
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index
and Small Cap Index Class A sales charges range from 0.00%
to 5.75%, and Bond Index Class A sales charges range from
0.00% to 2.25% based on the amount of the purchase. During
the six months ended April 30, 2021, the Funds imposed
aggregate front-end sales charges of $93,378. From these
fees, NFD retained a portion amounting to $12,913.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class A
CDSCs are 0.75% for Bond Index and 1.00% for International
Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P
500 Index and Small Cap Index. Class C CDSCs are 1.00%
for all Funds. During the six months ended April 30, 2021, the
Funds imposed aggregate CDSCs of $251. NFD retained all of
the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each Fund.
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.09 %  N/A 0.25 %  N/A
International Index 0.17 0.13 0.22% 0.18  N/A
Mid Cap Market Index 0.17 0.08 0.17 0.21  N/A
NYSE Arca Tech 100 Index 0.08 0.03  N/A 0.11  N/A
S&P 500 Index 0.16 0.07 0.25 0.25 0.25%
Small Cap Index 0.17 0.12 0.23 0.23  N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 243,922
International Index 282,479
Mid Cap Market Index 257,177
NYSE Arca Tech 100 Index 306,202
S&P 500 Index 1,100,761
Small Cap Index 177,632

144 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2021 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended April 30, 2021, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2021 were as follows:
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount,
Fund
% of Shares
Outstanding
Owned
Bond Index 85.15%
International Index 88.26
Mid Cap Market Index 72.58
NYSE Arca Tech 100 Index 0.89
S&P 500 Index 38.88
Small Cap Index 54.82
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 166,867 $ – $ –
S&P 500 Index 716,683 215,016 23,911
Small Cap Index 7,281 28,970 8,728
Amounts designated as "−" are zero or have been rounded to zero.
Bond Index
Security Description
Shares/Principal
at April 30, 2021
Market Value
October 31, 2020
($)
Purchases at
Cost
($)
Pro ceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization
(a) ($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
April 30, 2021
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc.   — 88,040 — (89,762) 45,899 1 (44,178) — 1,880 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 145
subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
Fund Purchases* Sales*
Bond Index $ 896,421,863 $ 1,228,744,987
International Index 161,762,413 109,258,950
Mid Cap Market Index 68,442,612 152,995,227
NYSE Arca Tech 100 Index 7,499,781 62,818,653
S&P 500 Index 33,833,963 161,236,691
Small Cap Index 10,455,630 29,806,037
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $79,500,912 $196,648,042

146 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and

Index Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 147
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 40.19% 3(a)
International Index 32.95 2(a)
Mid Cap Market Index 38.78 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 49.12 3(a)
Small Cap Index 45.98 3(a)
Amounts designated as "—" are zero or have been rounded to zero.
(a) All or a portion of the accounts are the accounts of affiliated funds.

148 - Notes to Financial Statements - April 30, 2021 (Unaudited) - Index Funds
Federal Tax Information
As of April 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 601,663,358 $ 28,366,173 $ (5,731,768) $ 22,634,405
International Index 1,101,350,840 449,930,428 (72,984,438) 376,945,990
Mid Cap Market Index 575,674,145 355,776,821 (17,951,217) 337,825,604
NYSE Arca Tech 100 Index 224,159,666 551,846,305 (4,579,036) 547,267,269
S&P 500 Index 706,208,812 568,525,862 (39,249,333) 529,276,529
Small Cap Index 214,833,189 116,180,903 (20,915,341) 95,265,562

Index Funds - April 30, 2021 (Unaudited) - Supplemental Information - 149
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund (formerly,
Nationwide Ziegler NYSE Arca Tech 100 Index Fund)
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Adviser (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to
the Trustees regarding the Sub-Adviser; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Adviser’s personnel and methods; the
number of the Adviser’s advisory and analytical personnel;

150 - Supplemental Information - April 30, 2021 (Unaudited) - Index Funds
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Adviser’s
investment process; the Adviser’s risk assessment and risk
management capabilities; and the Adviser’s valuation and
valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each of Nationwide Small Cap
Index Fund and Nationwide NYSE Arca Tech 100 Index Fund
paid management fees and incurred a total expense ratio below its peer group median. With respect to Nationwide International
Index Fund, Nationwide Mid Cap Market Index Fund, and
Nationwide S&P 500 Index Fund, the Trustees considered that
although each Fund paid management fees at a rate equal to
or above its peer group median and had a total expense ratio above its peer group median, its total expense ratio was within a generally acceptable range above the Fund’s peer group
median. With respect to Nationwide Bond Index Fund which
paid management fees and incurred a total expense ratio
above its peer group median, the Trustees considered that the
Adviser had agreed to take steps to cap the Fund’s expenses
so that they did not increase as a result of any decrease in the
Fund’s size.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that
each of the Funds other than Nationwide Bond Index Fund and
Nationwide NYSE Arca Tech 100 Index Fund had experienced
three-year performance above its peer group median or
within a generally acceptable range above the Fund’s peer
group median for the three-year period ending June 30, 2020.
With respect to Nationwide Bond Index Fund, the Trustees
considered that the Fund’s performance had improved to the
third quintile for the one-year period ended at the same date.
With respect to Nationwide NYSE Arca Tech 100 Index Fund,
the Trustees considered that a new subadviser was appointed
to the Fund in May 2020 and additional time was necessary to evaluate the Fund’s performance under the new Sub-adviser.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that the Funds’ management fees
appeared generally to be within the range of a number of other peer group funds and not sufficiently high as to be inconsistent with the continuation of the Advisory Agreements and that each of the Funds had achieved a level of performance consistent
with continuation of the Fund’s advisory agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Funds. The Trustees
noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:

Index Funds - April 30, 2021 (Unaudited) - Supplemental Information - 151
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Index Funds - April 30, 2021 (Unaudited) - Management Information - 153
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

154 - Management Information - April 30, 2021 (Unaudited) - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - April 30, 2021 (Unaudited) - Management Information - 155
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

156 - Market Index Definitions - April 30, 2021 (Unaudited) - Index Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Index Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 157
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

158 - Market Index Definitions - April 30, 2021 (Unaudited) - Index Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Index Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 159
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

160 - Market Index Definitions - April 30, 2021 (Unaudited) - Index Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Index Funds - April 30, 2021 (Unaudited) - Glossary - 161
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

162 - Glossary - April 30, 2021 (Unaudited) - Index Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Index Funds - April 30, 2021 (Unaudited) - Glossary - 163
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Semiannual Report
April 30, 2021 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 10
Statements of Investments 13
Statements of Assets and Liabilities 58
Statements of Operations 64
Statements of Changes in Net Assets 68
Financial Highlights 78
Notes to Financial Statements 88
Supplemental Information 115
Management Information 119
Market Index Definitions 122
Glossary 127

Nationwide Mutual Funds - April 30, 2021 - Message to Investors - 1
Dear Investor,
During this continuing time of challenge and uncertainty,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semiannual reporting period ended April 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth continued to recover from the unprecedented
damage caused by the Covid-19 outbreak, with growth rates
of 4.3% in the fourth calendar quarter of 2020 and 6.4% in the first quarter of 2021. Economists estimate a continued rebound of 8% in the second quarter, 7% in the third quarter and 6% for the full calendar year, which would be the fastest growth since
1984. Corporate profits also rebounded through the period,
with the S&P 500
®
Index managing growth of 1% in the fourth
quarter of 2020 and estimated growth of 42% in the first quarter and 33% for the full year of 2021.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied during the reporting period despite
continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlooks improved. The
S&P 500
®
Index (“S&P 500”) began the period strong, returning
10.9% in November in reaction to the presidential election,
due to the removal of political uncertainty and the prospect for aggressive fiscal stimulus. The rally continued through 2020 year end with a 3.8% return in December. January returns
fell modestly (-1.0%) as COVID-19 cases rebounded, but
acceleration of the rollout of vaccines and a reopening of the economy drove returns of 2.7%, 4.3% and 5.3% in February,
March, and April respectively. Since the March low, the S&P
500 has returned a remarkable 89.8%. The government greatly
aided the recovery through aggressive fiscal stimulus and the
Federal Reserve’s (“Fed”) accommodative monetary regime.
This has driven sharp recovery in investor, consumer and
business confidence that is driving the improved economic
data. For the reporting period, the S&P 500 finished with
a return of 28.8%, which is among the top 3% of six-month
performances on record. Fixed income returns were mixed,
with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 28.8% and the MSCI
Emerging Markets
®
Index returning 23.0%. Following an
extended period of underperformance due to the financial
crisis, international markets have been strong since the start of the pandemic, influenced by the improved outlook of the global economy and aggressive global Central Bank stimulus.
The S&P 500 was higher in five of the six-months during
the reporting period.
The market rally was notable due to the broad participation
of large-cap technology names, compared with their narrow
leadership over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed
growth indexes, and small-cap indexes staged an impressive
rebound versus large-cap indexes. Leading sectors for the
period included Energy, Financials, and Industrials, while the
Consumer Discretionary, Utilities and Technology sectors
lagged.
Fixed-income markets were mixed, with a sharp move higher
in long-term interest rates offsetting improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program holding steady at $120 billion per month. The Fed’s
balance sheet has doubled in the past eighteen months, with
current assets at $7.9 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.85% (record low of 0.51%
occurred in August) and ending at 1.63%. The 2-year Treasury yield rose modestly to 0.16% from 0.15%, widening the spread between the two yields to the widest level since 2015 at 1.47%.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining power without aggressive fiscal and monetary policy.

2 - Message to Investors - April 30, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for the six-month reporting period ended April 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We
urge investors to seek investments based on a sound asset
allocation strategy, and a long-term perspective. Nationwide
Funds encourages you to speak regularly with your financial
professional to ensure that your portfolio maintains the right balance for your goals.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Semiannual Total Return
(as of April 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 2.33%
Bloomberg Barclays
Municipal Bond 2.62%
Bloomberg Barclays U.S.
Government/Credit Bond 1-3
Year 0.23%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -10.27%
Bloomberg Barclays U.S.
Aggregate Bond -1.52%
Bloomberg Barclays U.S.
Corporate High Yield 7.97%
MSCI EAFE
®
28.84%
MSCI Emerging Markets
®
22.95%
MSCI ACWI ex USA
27.40%
Russell 1000
®
Growth
24.31%
Russell 1000
®
Value
36.30%
Russell 2000
®
48.06%
S&P 500
®
28.85%
Source: Morningstar

Nationwide AllianzGI International Growth Fund - April 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 98.8%
Short-Term Investment 0.4%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
IT Services 14.6%
Internet & Direct Marketing Retail 11.5%
Semiconductors & Semiconductor Equipment 10.2%
Entertainment 8.6%
Health Care Equipment & Supplies 8.2%
Software 7.1%
Air Freight & Logistics 5.1%
Banks 4.6%
Interactive Media & Services 3.7%
Chemicals 3.4%
Other Industries 23.0%
100.0%
Top Holdings
2
Ambu A/S, Class B 7.9%
Sea Ltd., ADR 6.5%
Wix.com Ltd. 6.4%
ASML Holding NV 5.0%
Alibaba Group Holding Ltd., ADR 4.2%
MercadoLibre, Inc. 4.1%
Netcompany Group A/S 3.9%
Infineon Technologies AG 3.8%
Tencent Holdings Ltd. 3.7%
HDFC Bank Ltd., ADR 3.6%
Other Holdings 50.9%
100.0%
Top Countries
2
Denmark 16.3%
China 12.3%
Germany 9.0%
Sweden 7.9%
Taiwan 7.9%
Netherlands 6.6%
Israel 6.4%
Canada 5.1%
Argentina 4.1%
Switzerland 3.9%
Other Countries 20.5%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

4 - Fund Overview - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 89.7%
Loan Participations 3.6%
Convertible Bonds 2.9%
Short-Term Investment 1.1%
Common Stocks 0.7%
Forward Currency Contracts (0.1)%
Credit Default Swaps (0.3)%
Other assets in excess of liabilities 2.4%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.5%
Hotels, Restaurants & Leisure 7.0%
Metals & Mining 6.1%
Consumer Finance 5.8%
Commercial Services & Supplies 5.4%
Pharmaceuticals 5.0%
Media 4.1%
Auto Components 3.8%
Chemicals 3.6%
Airlines 3.6%
Other Industries 46.1%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class, 0.01%, 0.01% 1.1%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.1%
Pegasus Hava Tasimaciligi A/S, 9.25%, 4/30/2026 1.0%
MDC Partners, Inc., 7.50%, 5/1/2024 1.0%
Unifin Financiera SAB de CV, 8.38%, 1/27/2028 0.9%
Avation Capital SA, 8.25%, 10/31/2026 0.9%
PowerTeam Services LLC, 9.03%, 12/4/2025 0.9%
Pampa Energia SA, 7.50%, 1/24/2027 0.8%
Atento Luxco 1 SA, 8.00%, 2/10/2026 0.8%
Garda World Security Corp., 9.50%, 11/1/2027 0.8%
Other Holdings 90.7%
100.0%
Top Countries
2
United States 62.8%
Canada 4.6%
Brazil 4.2%
Mexico 3.0%
United Kingdom 2.6%
Germany 2.4%
Italy 1.9%
Luxembourg 1.8%
Turkey 1.6%
Argentina 1.2%
Other Countries 13.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 56.7%
Collateralized Mortgage Obligations 15.5%
Asset-Backed Securities 6.3%
Commercial Mortgage-Backed Securities 4.1%
Foreign Government Securities 3.0%
Convertible Bonds 2.7%
Loan Participations 2.6%
Convertible Preferred Stock 0.9%
Common Stock 0.3%
Futures Contracts 0.3%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps (0.4)%
Other assets in excess of liabilities
§
8.0%
100.0%
Top Industries
2
Hotels, Restaurants & Leisure 9.1%
Oil, Gas & Consumable Fuels 7.6%
Consumer Finance 4.2%
Banks 3.7%
Capital Markets 3.4%
Equity Real Estate Investment Trusts (REITs) 3.2%
Media 2.8%
Pharmaceuticals 2.6%
Metals & Mining 2.5%
Airlines 2.4%
Other Industries 58.5%
100.0%
Top Holdings
2
Expedia Group, Inc., 3.25%, 2/15/2030 1.3%
FHLMC STACR Trust, 10.86%, 1/25/2049 1.3%
United Mexican States, 4.28%, 8/14/2041 1.2%
LPL Holdings, Inc., 4.00%, 3/15/2029 1.1%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.1%
Charles Schwab Corp. (The), 4.00%, 6/1/2026 1.1%
STACR Trust, 10.61%, 2/25/2047 1.0%
MDC Partners, Inc., 7.50%, 5/1/2024 1.0%
Wells Fargo & Co., 7.50% 1.0%
Caesars Entertainment, Inc., 8.13%, 7/1/2027 1.0%
Other Holdings 88.9%
100.0%
Top Countries
2
United States 71.6%
Bermuda 3.2%
Canada 3.1%
Mexico 2.4%
Brazil 2.2%
United Kingdom 2.0%
Germany 1.7%
Italy 1.4%
Switzerland 1.4%
Cayman Islands 1.3%
Other Countries 9.7%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

6 - Fund Overview - October 31, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 97.7%
Short-Term Investment 4.0%
Exchange Traded Fund 0.6%
Rights
†
0.0%
Liabilities in excess of other assets (2.3)%
100.0%
Top Industries
2
Banks 9.1%
Pharmaceuticals 5.2%
Semiconductors & Semiconductor Equipment 5.1%
Metals & Mining 4.4%
Automobiles 4.2%
Chemicals 3.9%
Insurance 3.7%
Professional Services 2.7%
IT Services 2.6%
Electrical Equipment 2.6%
Other Industries 56.5%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.9%
ASML Holding NV (Registered), NYRS 2.0%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
Schneider Electric SE 1.3%
Nestle SA (Registered) 1.1%
BHP Group Ltd. 1.1%
Air Liquide SA 1.0%
Deutsche Post AG (Registered) 1.0%
BP plc 1.0%
Enel SpA 0.9%
Other Holdings 85.3%
100.0%
Top Countries
2
Japan 21.6%
France 8.3%
Germany 8.0%
United Kingdom 7.6%
Netherlands 7.3%
United States 6.3%
Australia 6.0%
Switzerland 4.8%
China 4.2%
Hong Kong 2.9%
Other Countries 23.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide Emerging Markets Debt Fund - April 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Foreign Government Securities 66.2%
Corporate Bonds 30.7%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 3.1%
100.0%
Top Industries
2
Banks 7.1%
Oil, Gas & Consumable Fuels 5.7%
Real Estate Management & Development 2.2%
Electric Utilities 2.2%
Construction & Engineering 1.6%
Diversified Telecommunication Services 1.3%
Diversified Financial Services 1.3%
Chemicals 1.2%
Specialty Retail 1.2%
Consumer Finance 1.1%
Other Industries 75.1%
100.0%
Top Holdings
2
Mex Bonos Desarr Fix Rt, 5.75%, 3/5/2026 5.0%
Notas do Tesouro Nacional, 10.00%, 1/1/2029 3.7%
Republic of South Africa, 9.00%, 1/31/2040 2.7%
Russian Federation, 7.75%, 9/16/2026 2.4%
Republic of South Africa, 8.25%, 3/31/2032 2.2%
Oriental Republic of Uruguay, 4.38%, 12/15/2028 2.1%
State of Qatar, 4.82%, 3/14/2049 2.0%
Ukraine Government Bond, 7.75%, 9/1/2023 1.9%
Kingdom of Thailand, 1.25%, 3/12/2028 1.7%
Notas do Tesouro Nacional, 10.00%, 1/1/2031 1.7%
Other Holdings 74.6%
100.0%
Top Countries
2
Mexico 10.4%
Brazil 8.5%
South Africa 6.1%
Indonesia 5.7%
Russia 5.2%
Qatar 3.5%
Colombia 3.3%
Egypt 3.1%
Ukraine 3.0%
China 3.0%
Other Countries 48.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

8 - Fund Overview - April 30, 2021 - Nationwide Global Sustainable Equity Fund
Asset Allocation
1
Common Stocks 98.5%
Short-Term Investment 1.5%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Industries
2
Software 8.6%
Banks 7.1%
Electronic Equipment, Instruments & Components 4.0%
IT Services 4.0%
Insurance 3.9%
Chemicals 3.8%
Oil, Gas & Consumable Fuels 3.8%
Internet & Direct Marketing Retail 3.6%
Capital Markets 3.5%
Specialty Retail 3.3%
Other Industries 54.4%
100.0%
Top Holdings
2
Amazon.com, Inc. 3.6%
Microsoft Corp. 3.6%
Akamai Technologies, Inc. 2.6%
Aptiv plc 2.3%
Southwest Airlines Co. 2.2%
Sony Group Corp. 2.2%
Linde plc 2.1%
UnitedHealth Group, Inc. 2.0%
TJX Cos., Inc. (The) 2.0%
Wells Fargo & Co. 1.8%
Other Holdings 75.6%
100.0%
Top Countries
2
United States 64.7%
United Kingdom 9.9%
Japan 6.4%
China 3.2%
Switzerland 2.6%
France 2.0%
Netherlands 1.7%
Norway 1.5%
India 1.3%
Denmark 1.1%
Other Countries 5.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

Nationwide International Small Cap Fund - April 30, 2021 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.1%
Short-Term Investment 1.0%
Exchange Traded Fund 0.1%
Rights
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Machinery 8.5%
Real Estate Management & Development 6.4%
Hotels, Restaurants & Leisure 5.7%
IT Services 5.3%
Semiconductors & Semiconductor Equipment 5.0%
Capital Markets 4.9%
Banks 4.1%
Equity Real Estate Investment Trusts (REITs) 3.9%
Media 3.4%
Software 3.3%
Other Industries 49.5%
100.0%
Top Holdings
2
Intermediate Capital Group plc 2.0%
Nuvei Corp. 1.2%
Trelleborg AB, Class B 1.2%
IMI plc 1.1%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.0%
Rotork plc 1.0%
IMCD NV 1.0%
Restaurant Group plc (The) 1.0%
Criteo SA, ADR 1.0%
Locaweb Servicos de Internet SA 1.0%
Other Holdings 88.5%
100.0%
Top Countries
2
United Kingdom 20.0%
Japan 17.2%
France 6.8%
China 5.5%
Sweden 4.6%
Italy 4.2%
Australia 3.8%
Taiwan 3.4%
Switzerland 3.4%
Netherlands 3.3%
Other Countries 27.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2021.
2
Percentages indicated are based upon total investments as of April 30, 2021.

10 - Shareholder Expense Examples - April 30, 2021 (Unaudited) - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2020) and continued to hold your shares at the end of the reporting period (April 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2020 through April 30, 2021.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2020 through April 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
Du ring Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide AllianzGI International Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,295.30 5.98 1.05
Hypothetical
(a)(b)
1,000.00 1,019.59 5.26 1.05
Class R6 Shares
Actual
(a)
1,000.00 1,297.80 4.10 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Eagle Class Shares
Actual
(a)
1,000.00 1,297.20 4.27 0.75
Hypothetical
(a)(b)
1,000.00 1,021.08 3.76 0.75
Institutional Service Class Shares
Actual
(a)
1,000.00 1,295.70 5.52 0.97
Hypothetical
(a)(b)
1,000.00 1,019.98 4.86 0.97

International Funds - April 30, 2021 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 1,112.70 5.08 0.97
Hypothetical
(a)(b)
1,000.00 1,019.98 4.86 0.97
Class C Shares
Actual
(a)
1,000.00 1,108.50 9.20 1.76
Hypothetical
(a)(b)
1,000.00 1,016.07 8.80 1.76
Class R6 Shares
Actual
(a)
1,000.00 1,112.90 3.67 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,113.60 4.19 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,088.20 4.30 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83
Class C Shares
Actual
(a)
1,000.00 1,083.00 8.26 1.60
Hypothetical
(a)(b)
1,000.00 1,016.86 8.00 1.60
Class R6 Shares
Actual
(a)
1,000.00 1,090.00 2.54 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,088.30 3.16 0.61
Hypothetical
(a)(b)
1,000.00 1,021.77 3.06 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 1,268.00 7.09 1.26
Hypothetical
(a)(b)
1,000.00 1,018.55 6.31 1.26
Class C Shares
Actual
(a)
1,000.00 1,262.70 11.22 2.00
Hypothetical
(a)(b)
1,000.00 1,014.88 9.99 2.00
Class M Shares
Actual
(a)
1,000.00 1,269.40 5.18 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Class R6 Shares
Actual
(a)
1,000.00 1,269.40 5.18 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,271.10 5.46 0.97
Hypothetical
(a)(b)
1,000.00 1,019.98 4.86 0.97
Nationwide Emerging Markets Debt Fund
Class A Shares
Actual
(a)
1,000.00 1,054.30 5.86 1.15
Hypothetical
(a)(b)
1,000.00 1,019.09 5.76 1.15
Class C Shares
Actual
(a)
1,000.00 1,049.80 9.61 1.89
Hypothetical
(a)(b)
1,000.00 1,015.42 9.44 1.89
Class R6 Shares
Actual
(a)
1,000.00 1,055.60 4.59 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,055.40 4.84 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95

12 - Shareholder Expense Examples - April 30, 2021 (Unaudited) - International Funds
Beginning Account
Value($) 11/1/20
Ending Account
Value($) 4/30/21
Expenses Paid
During Period ($)
11/1/20 - 4/30/21
Expense Ratio
During Period (%)
11/1/20 - 4/30/21
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,320.80 7.48 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class C Shares
Actual
(a)
1,000.00 1,316.60 11.37 1.98
Hypothetical
(a)(b)
1,000.00 1,014.98 9.89 1.98
Class R6 Shares
Actual
(a)
1,000.00 1,322.70 5.47 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,322.40 6.05 1.05
Hypothetical
(a)(b)
1,000.00 1,019.59 5.26 1.05
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,375.00 7.66 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class R6 Shares
Actual
(a)
1,000.00 1,376.60 5.83 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 1,376.10 6.54 1.11
Hypothetical
(a)(b)
1,000.00 1,019.29 5.56 1.11
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2020 through April 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide AllianzGI International Growth Fund - April 30, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks 98.8%
Shares Value ($)
ARGENTINA 4.0%
Internet & Direct Marketing Retail 4.0%
MercadoLibre, Inc. * 7,870 12,363,613
AUSTRALIA 3.8%
Biotechnology 0.6%
CSL Ltd. 9,497 1,979,874
Hotels, Restaurants & Leisure 3.2%
Domino's Pizza Enterprises
Ltd. 117,751 9,656,666
11,636,540
BRAZIL 3.3%
IT Services 3.3%
StoneCo Ltd., Class A * 157,929 10,208,531
CANADA 5.1%
Food & Staples Retailing 1.4%
Alimentation Couche-Tard,
Inc., Class B 128,423 4,351,640
IT Services 1.7%
Shopify, Inc., Class A * 4,353 5,147,466
Software 2.0%
Constellation Software, Inc. 4,075 5,980,567
15,479,673
CHINA 12.2%
Diversified Consumer Services 0.5%
TAL Education Group, ADR * 25,822 1,470,563
Entertainment 2.1%
Tencent Music Entertainment
Group, ADR * 365,211 6,361,976
Interactive Media & Services 3.7%
Tencent Holdings Ltd. 141,261 11,297,075
Internet & Direct Marketing Retail 5.9%
Alibaba Group Holding Ltd.,
ADR * 54,794 12,654,674
Prosus NV * 51,791 5,615,697
18,270,371
37,399,985
DENMARK 16.2%
Air Freight & Logistics 3.3%
DSV PANALPINA A/S 45,339 10,094,205
Health Care Equipment & Supplies 8.1%
Ambu A/S, Class B 430,022 24,063,083
Coloplast A/S, Class B 3,472 574,490
24,637,573
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 38,590 2,852,229
Software 3.9%
Netcompany Group A/S Reg.
S (a) 115,161 11,954,093
49,538,100
GERMANY 8.9%
Diversified Financial Services 0.4%
GRENKE AG (b) 31,249 1,267,248
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 1.4%
Zalando SE Reg. S *(a) 41,811 4,349,143
IT Services 1.7%
Bechtle AG 25,035 5,102,728
Semiconductors & Semiconductor Equipment 3.8%
Infineon Technologies AG 287,289 11,601,679
Software 0.9%
SAP SE 18,923 2,661,753
Textiles, Apparel & Luxury Goods 0.7%
adidas AG * 7,421 2,291,624
27,274,175
HONG KONG 2.4%
Insurance 2.4%
AIA Group Ltd. 581,005 7,385,950
INDIA 3.6%
Banks 3.6%
HDFC Bank Ltd., ADR * 155,741 10,945,477
IRELAND 1.3%
Building Products 1.3%
Kingspan Group plc 45,210 4,029,499
ISRAEL 6.3%
IT Services 6.3%
Wix.com Ltd. * 60,975 19,382,733
JAPAN 1.7%
Electronic Equipment, Instruments & Components 0.9%
Keyence Corp. 5,717 2,749,557
Trading Companies & Distributors 0.8%
MonotaRO Co. Ltd. 92,336 2,351,617
5,101,174
NETHERLANDS 6.5%
IT Services 1.4%
Adyen NV Reg. S *(a) 1,685 4,137,551
Semiconductors & Semiconductor Equipment 4.9%
ASML Holding NV 23,366 15,212,572
Software 0.2%
Topicus.com, Inc. * 7,577 567,127
19,917,250
NEW ZEALAND 1.8%
Air Freight & Logistics 1.8%
Mainfreight Ltd. 104,031 5,390,747
SOUTH AFRICA 1.0%
Banks 1.0%
Capitec Bank Holdings Ltd. * 29,985 3,071,470
SWEDEN 7.9%
Building Products 0.6%
Assa Abloy AB, Class B 61,659 1,758,086
Chemicals 2.0%
Hexpol AB 505,419 6,243,248
Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B 39,347 3,752,381

14 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery 2.2%
Atlas Copco AB, Class A 64,426 3,905,465
Epiroc AB, Class A 119,411 2,588,894
6,494,359
Trading Companies & Distributors 1.9%
AddTech AB, Class B 334,520 5,844,912
24,092,986
SWITZERLAND 3.9%
Capital Markets 1.4%
Partners Group Holding AG 3,081 4,400,918
Chemicals 1.3%
Sika AG (Registered) 13,140 3,917,402
Machinery 1.1%
VAT Group AG Reg. S (a) 11,450 3,279,417
Software 0.1%
Temenos AG (Registered) 2,665 391,660
11,989,397
TAIWAN 7.8%
Entertainment 6.4%
Sea Ltd., ADR * 77,850 19,660,239
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 36,617 4,274,669
23,934,908
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 38,759 3,362,765
Total Common Stocks
(cost $168,623,657) 302,504,973
Short-Term Investment 0.4%
Shares Value ($)
Money Market Fund 0.4%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 1,312,818 1,312,818
Total Short-Term Investment
(cost $1,312,818) 1,312,818
Total Investments
(cost $169,936,475)   — 99.2% 303,817,791
Other assets in excess of liabilities — 0.8% 2,339,822
NET ASSETS — 100.0%
$ 306,157,613
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$23,720,204 which represents 7.75% of net assets.
(b) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $1,222,762, which was collateralized by cash used to
purchase a money market fund with a value of $1,312,818.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $1,312,818.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Global High Yield Fund - April 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds 89.7%
Principal
Amount ($) Value ($)
ARGENTINA 1.2%
Construction & Engineering 0.4%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 479,388
Electric Utilities 0.8%
Pampa Energia SA,
7.50%, 1/24/2027(b) 1,230,000 1,005,660
1,485,048
AUSTRALIA 0.3%
Metals & Mining 0.3%
FMG Resources August
2006 Pty. Ltd., 4.38%,
4/1/2031(b) 335,000 347,981
BRAZIL 3.9%
Airlines 0.7%
Gol Finance SA
7.00%, 1/31/2025(b)(c) 700,000 642,670
8.00%, 6/30/2026(b) 160,000 158,531
801,201
Auto Components 0.6%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(b) 735,000 719,859
Commercial Services & Supplies 0.8%
Atento Luxco 1 SA, 8.00%,
2/10/2026(b) 903,000 980,247
Food Products 0.9%
Minerva Luxembourg SA
5.88%, 1/19/2028(b) 549,000 583,587
4.38%, 3/18/2031(b) 510,000 496,745
1,080,332
Independent Power and Renewable Electricity Producers
0.2%
Cemig Geracao e
Transmissao SA, 9.25%,
12/5/2024(b) 260,000 299,910
Marine 0.2%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(b) 245,000 248,675
Road & Rail 0.5%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 574,993
4,705,217
BURKINA FASO 0.4%
Metals & Mining 0.4%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 427,000 444,080
CANADA 4.0%
Commercial Services & Supplies 0.9%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 50,000
9.50%, 11/1/2027(b) 876,000 965,790
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Commercial Services & Supplies
GFL Environmental, Inc.,
4.00%, 8/1/2028(b) 165,000 157,895
1,173,685
Energy Equipment & Services 0.4%
Tervita Corp., 11.00%,
12/1/2025(b) 410,000 464,325
Household Durables 0.4%
Brookfield Residential
Properties, Inc., 6.25%,
9/15/2027(b) 420,000 445,200
Oil, Gas & Consumable Fuels 2.3%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 900,000 832,500
Cenovus Energy, Inc.,
6.75%, 11/15/2039 465,000 588,917
MEG Energy Corp.
7.13%, 2/1/2027(b) 250,000 266,945
5.88%, 2/1/2029(b) 470,000 481,750
Northriver Midstream
Finance LP, 5.63%,
2/15/2026(b) 575,000 592,969
2,763,081
4,846,291
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(d) 585,228 579,689
COLOMBIA 0.5%
Banks 0.5%
Banco GNB Sudameris
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.66%), 7.50%,
4/16/2031(b)(e) 585,000 601,994
CYPRUS 0.7%
Consumer Finance 0.7%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 825,600
FINLAND 0.2%
Paper & Forest Products 0.2%
SpA Holdings 3 Oy, 3.63%,
2/4/2028(b) EUR 175,000 213,274
FRANCE 1.2%
Diversified Telecommunication Services 0.7%
Altice France SA
2.13%, 2/15/2025(b) EUR 235,000 275,381
5.13%, 1/15/2029(b) 200,000 200,502
5.13%, 7/15/2029(b) 375,000 375,469
851,352

16 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 338,403
Health Care Providers & Services 0.2%
CAB SELAS, 3.38%,
2/1/2028(b) EUR 220,000 263,064
1,452,819
GERMANY 2.4%
Paper & Forest Products 0.7%
Mercer International, Inc.,
5.13%, 2/1/2029(b) 860,000 889,025
Pharmaceuticals 1.7%
Gruenenthal GmbH
3.63%, 11/15/2026(b) EUR 655,000 801,751
4.13%, 5/15/2028(b) EUR 235,000 288,063
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 364,282
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 490,000 591,346
2,045,442
2,934,467
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(b) 421,000 449,420
HONG KONG 0.4%
Marine 0.4%
Seaspan Corp., Reg. S,
6.50%, 4/29/2026(b) 500,000 503,750
ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 930,722
ITALY 1.8%
Hotels, Restaurants & Leisure 0.4%
Gamma Bidco SpA,
5.13%, 7/15/2025(b) EUR 400,000 486,430
Household Durables 0.5%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 530,000 664,546
Machinery 0.4%
Sofima Holding SpA,
3.75%, 1/15/2028(b) EUR 410,000 494,918
Pharmaceuticals 0.5%
Rossini Sarl, 6.75%,
10/30/2025(b) EUR 530,000 673,035
2,318,929
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG 1.7%
Biotechnology 0.5%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(b) EUR 399,000 488,812
6.25%, 4/1/2028(b) GBP 110,000 155,177
643,989
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 199,574
7.75%, 11/1/2025(b) GBP 270,000 386,859
586,433
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 396,920
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 524,663
2,152,005
MEXICO 2.9%
Airlines 0.1%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 174,828
Banks 0.5%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(e)(f) 475,000 564,483
Consumer Finance 1.4%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b)(c) 704,000 683,760
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 1,180,000 1,111,583
1,795,343
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(b) 520,000 520,000
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(b) 246,000 134,171
Oil, Gas & Consumable Fuels 0.4%
Petroleos Mexicanos,
6.88%, 10/16/2025(b) 410,000 447,601
3,636,426

Nationwide Amundi Global High Yield Fund - April 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
MOLDOVA, REPUBLIC OF 0.3%
Food Products 0.3%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(b) 360,000 370,148
NETHERLANDS 0.8%
Chemicals 0.4%
OCI NV, 4.63%,
10/15/2025(b) 470,000 489,975
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 540,870
1,030,845
PERU 0.6%
Health Care Providers & Services 0.4%
Auna SAA, 6.50%,
11/20/2025(b) 455,000 458,417
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 237,119
695,536
PORTUGAL 0.5%
Airlines 0.5%
Transportes Aereos
Portugueses SA
5.63%, 12/2/2024(b) EUR 600,000 597,171
RUSSIA 0.3%
Banks 0.3%
Sovcombank, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(e)(f) 325,000 331,227
SINGAPORE 0.9%
Consumer Finance 0.9%
Avation Capital SA, 8.25%,
10/31/2026(b)(d) 1,395,000 1,071,709
SOUTH AFRICA 0.5%
Chemicals 0.5%
Sasol Financing USA LLC,
5.50%, 3/18/2031 645,000 655,352
SPAIN 0.8%
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 350,180
3.13%, 1/1/2028(b) EUR 150,000 181,858
532,038
Household Durables 0.1%
Neinor Homes SA, 4.50%,
10/15/2026(b) EUR 140,000 171,315
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Real Estate Management & Development 0.3%
Via Celere Desarrollos
Inmobiliarios SA, 5.25%,
4/1/2026(b) EUR 305,000 382,736
1,086,089
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 373,877
SWITZERLAND 0.7%
Consumer Finance 0.7%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 857,000 923,417
TURKEY 1.5%
Airlines 1.0%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(b) 1,230,000 1,248,450
Banks 0.5%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 677,087
1,925,537
UKRAINE 1.0%
Food Products 0.3%
Kernel Holding SA, 6.50%,
10/17/2024(b) 325,000 340,438
Metals & Mining 0.7%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 920,966
1,261,404
UNITED ARAB EMIRATES 0.7%
Energy Equipment & Services 0.7%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(b) 310,000 318,525
8.25%, 2/15/2025(b) 628,000 477,280
795,805
UNITED KINGDOM 2.6%
Energy Equipment & Services 0.3%
TechnipFMC plc, 6.50%,
2/1/2026(b) 365,000 389,669
Food & Staples Retailing 0.2%
Bellis Acquisition Co. plc,
3.25%, 2/16/2026(b) GBP 215,000 297,691
Food Products 0.3%
Boparan Finance plc,
7.63%, 11/30/2025(b) GBP 255,000 347,182
Hotels, Restaurants & Leisure 0.1%
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 158,523
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 328,992

18 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Media 0.3%
Virgin Media Vendor
Financing Notes III DAC
4.88%, 7/15/2028(b) GBP 220,000 311,427
Oil, Gas & Consumable Fuels 0.6%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 705,000 714,870
Thrifts & Mortgage Finance 0.5%
Jerrold Finco plc, 5.25%,
1/15/2027(b) GBP 400,000 566,921
3,115,275
UNITED STATES 54.3%
Air Freight & Logistics 0.8%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 820,000 929,675
Airlines 0.8%
American Airlines, Inc.
5.50%, 4/20/2026(b) 180,000 189,000
5.75%, 4/20/2029(b) 150,000 160,725
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(b) 455,000 499,363
United Airlines, Inc.,
4.63%, 4/15/2029(b) 95,000 98,724
947,812
Auto Components 2.4%
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 853,000 875,924
Dana, Inc., 4.25%,
9/1/2030 265,000 267,650
Dealer Tire LLC, 8.00%,
2/1/2028(b) 543,000 573,544
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 730,000 771,063
Patrick Industries, Inc.,
7.50%, 10/15/2027(b) 439,000 476,315
2,964,496
Building Products 0.2%
CP Atlas Buyer, Inc.,
7.00%, 12/1/2028(b) 230,000 238,535
Chemicals 2.7%
Hexion, Inc., 7.88%,
7/15/2027(b) 281,000 302,484
Koppers, Inc., 6.00%,
2/15/2025(b) 599,000 615,473
Kraton Polymers LLC,
4.25%, 12/15/2025(b) 145,000 147,175
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 342,585
Scotts Miracle-Gro
Co. (The), 4.00%,
4/1/2031(b) 395,000 391,050
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 410,000 416,150
Tronox, Inc.
6.50%, 5/1/2025(b) 170,000 181,580
4.63%, 3/15/2029(b) 820,000 837,425
3,233,922
Commercial Services & Supplies 3.2%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 274,950
9.75%, 7/15/2027(b) 585,000 642,038
APX Group, Inc., 6.75%,
2/15/2027(b) 295,000 317,222
Celestial-Saturn Merger
Sub, Inc., 4.50%,
5/1/2028(b) 720,000 718,942
Covanta Holding Corp.
6.00%, 1/1/2027 832,000 869,440
5.00%, 9/1/2030 170,000 174,462
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 909,150
3,906,204
Communications Equipment 0.6%
CommScope, Inc., 6.00%,
3/1/2026(b) 363,000 382,511
Plantronics, Inc., 4.75%,
3/1/2029(b) 400,000 394,000
776,511
Construction & Engineering 1.3%
Dycom Industries, Inc.,
4.50%, 4/15/2029(b) 486,000 493,290
PowerTeam Services LLC,
9.03%, 12/4/2025(b) 960,000 1,064,400
1,557,690
Consumer Finance 1.5%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 273,806
4.13%, 8/17/2027 920,000 961,501
3.82%, 11/2/2027 575,000 589,502
1,824,809
Containers & Packaging 0.4%
Ardagh Packaging Finance
plc, 2.13%, 8/15/2026(b) EUR 110,000 132,309
Greif, Inc., 6.50%,
3/1/2027(b) 323,000 341,551
473,860
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b)(c) 375,000 404,175

Nationwide Amundi Global High Yield Fund - April 30, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services 0.9%
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 570,000 561,450
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 521,250
1,082,700
Electric Utilities 0.5%
Vistra Operations Co. LLC,
5.63%, 2/15/2027(b) 565,000 587,600
Electrical Equipment 0.2%
Sensata Technologies BV,
4.00%, 4/15/2029(b) 185,000 186,147
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc., 3.38%,
7/15/2027(b) EUR 486,000 599,892
Energy Equipment & Services 1.1%
Archrock Partners LP,
6.88%, 4/1/2027(b) 615,000 654,206
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 659,700
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 69,168 65,536
1,379,442
Entertainment 1.2%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 274,624
12.00%, 6/15/2026(b)(d) 285,680 231,925
Lions Gate Capital
Holdings LLC, 5.50%,
4/15/2029(b) 385,000 385,962
Netflix, Inc., 3.63%,
6/15/2030(b) EUR 445,000 639,536
1,532,047
Equity Real Estate Investment Trusts (REITs) 1.6%
iStar, Inc., 4.25%, 8/1/2025 730,000 739,782
MPT Operating
Partnership LP, 3.50%,
3/15/2031 601,000 599,630
Uniti Group LP
7.88%, 2/15/2025(b) 258,000 277,995
6.50%, 2/15/2029(b) 405,000 402,584
2,019,991
Food & Staples Retailing 0.3%
US Foods, Inc., 4.75%,
2/15/2029(b) 345,000 348,019
Food Products 0.3%
Simmons Foods, Inc.,
4.63%, 3/1/2029(b) 413,000 416,184
Health Care Equipment & Supplies 0.2%
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 200,000 223,220
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services 1.7%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 100,020
Prime Healthcare
Services, Inc., 7.25%,
11/1/2025(b) 360,000 387,245
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(b) 735,000 745,106
10.00%, 4/15/2027(b) 273,000 299,360
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 130,000 135,720
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 456,000 482,220
2,149,671
Hotels, Restaurants & Leisure 4.5%
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(b) 440,000 488,919
Carnival Corp.
10.50%, 2/1/2026(b) 95,000 111,972
7.63%, 3/1/2026(b) EUR 170,000 209,771
International Game
Technology plc
4.13%, 4/15/2026(b) 200,000 206,082
2.38%, 4/15/2028(b) EUR 269,000 314,350
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b) 580,000 588,700
NCL Corp. Ltd., 5.88%,
3/15/2026(b) 395,000 412,775
NCL Finance Ltd., 6.13%,
3/15/2028(b) 110,000 115,865
Royal Caribbean Cruises
Ltd.
9.13%, 6/15/2023(b) 90,000 99,356
11.50%, 6/1/2025(b) 208,000 240,956
5.50%, 4/1/2028(b) 195,000 204,496
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 474,000 569,867
8.25%, 3/15/2026(b) 335,000 360,962
7.25%, 11/15/2029(b) 330,000 362,974
Travel + Leisure Co.,
6.63%, 7/31/2026(b) 235,000 269,369
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 488,025
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 81,300
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 285,000 290,700
5,416,439
Household Durables 2.0%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 860,250
M/I Homes, Inc., 4.95%,
2/1/2028 455,000 478,455

20 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Household Durables
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(b) 513,000 582,255
Tempur Sealy
International, Inc.,
4.00%, 4/15/2029(b) 350,000 354,491
TopBuild Corp., 3.63%,
3/15/2029(b) 150,000 148,500
2,423,951
Independent Power and Renewable Electricity Producers
1.4%
Calpine Corp., 5.13%,
3/15/2028(b) 260,000 264,243
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(b) 310,000 305,564
Talen Energy Supply LLC
10.50%, 1/15/2026(b) 708,000 650,723
7.63%, 6/1/2028(b) 470,000 487,178
1,707,708
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(b)(e) EUR 410,000 505,240
IT Services 0.5%
Alliance Data Systems
Corp., 7.00%,
1/15/2026(b) 584,000 627,800
Machinery 0.2%
Terex Corp., 5.00%,
5/15/2029(b) 290,000 301,600
Media 3.4%
Clear Channel Outdoor
Holdings, Inc., 7.75%,
4/15/2028(b) 275,000 283,129
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 750,000 782,813
CSC Holdings LLC
4.63%, 12/1/2030(b) 600,000 586,500
5.00%, 11/15/2031(b) 245,000 245,459
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 383,000 206,820
Entercom Media Corp.,
6.75%, 3/31/2029(b) 145,000 149,350
MDC Partners, Inc.,
7.50%, 5/1/2024(b)(g) 1,160,000 1,180,207
News Corp., 3.88%,
5/15/2029(b) 215,000 219,238
Outfront Media Capital
LLC
6.25%, 6/15/2025(b) 260,000 275,925
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
4.25%, 1/15/2029(b) 185,000 183,799
4,113,240
Metals & Mining 3.7%
Arconic Corp., 6.13%,
2/15/2028(b) 290,000 308,125
Carpenter Technology
Corp., 6.38%, 7/15/2028 540,000 592,216
Cleveland-Cliffs, Inc.,
6.75%, 3/15/2026(b) 849,000 921,165
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 380,000 368,490
Commercial Metals Co.,
3.88%, 2/15/2031 340,000 340,000
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 284,000 313,806
Novelis Corp., 4.75%,
1/30/2030(b) 445,000 462,800
SunCoke Energy Partners
LP, 7.50%, 6/15/2025(b) 575,000 598,874
TMS International Corp.,
6.25%, 4/15/2029(b) 560,000 582,400
4,487,876
Oil, Gas & Consumable Fuels 6.0%
Aethon United BR LP,
8.25%, 2/15/2026(b) 750,000 797,303
Cheniere Energy Partners
LP, 4.00%, 3/1/2031(b) 520,000 529,100
Colgate Energy Partners
III LLC, 7.75%,
2/15/2026(b) 645,000 651,450
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 600,000 612,000
EnLink Midstream
Partners LP
4.15%, 6/1/2025 395,000 398,409
5.45%, 6/1/2047 377,000 317,622
Genesis Energy LP,
8.00%, 1/15/2027 240,000 247,253
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 572,153
Indigo Natural Resources
LLC, 5.38%, 2/1/2029(b) 380,000 377,150
Murphy Oil Corp., 6.38%,
7/15/2028 390,000 395,850
NuStar Logistics LP,
6.38%, 10/1/2030 380,000 418,475
Occidental Petroleum
Corp.
5.50%, 12/1/2025 105,000 112,875
4.40%, 4/15/2046 615,000 541,200
PBF Holding Co. LLC
9.25%, 5/15/2025(b) 188,000 196,930

Nationwide Amundi Global High Yield Fund - April 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
7.25%, 6/15/2025 605,000 515,762
6.00%, 2/15/2028 200,000 150,917
Vine Energy Holdings LLC,
6.75%, 4/15/2029(b) 615,000 615,264
7,449,713
Paper & Forest Products 1.0%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 380,000 382,877
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 899,932
1,282,809
Pharmaceuticals 2.0%
Endo Dac, 9.50%,
7/31/2027(b) 75,000 79,500
Jazz Securities DAC,
4.38%, 1/15/2029(b) 400,000 409,000
Organon Finance 1 LLC
2.88%, 4/30/2028(b) EUR 240,000 294,914
4.13%, 4/30/2028(b) 200,000 204,898
5.13%, 4/30/2031(b) 200,000 207,520
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 334,687
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 810,000 852,525
2,383,044
Professional Services 0.3%
KBR, Inc., 4.75%,
9/30/2028(b) 395,000 398,950
Real Estate Management & Development 0.2%
Realogy Group LLC,
5.75%, 1/15/2029(b) 200,000 207,500
Semiconductors & Semiconductor Equipment 0.4%
Entegris, Inc., 3.63%,
5/1/2029(b) 435,000 441,525
Software 0.5%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 594,088
Specialty Retail 1.4%
Asbury Automotive Group,
Inc.
4.50%, 3/1/2028 273,000 281,190
4.75%, 3/1/2030 100,000 104,500
Ken Garff Automotive LLC,
4.88%, 9/15/2028(b) 165,000 166,444
L Brands, Inc., 6.63%,
10/1/2030(b) 175,000 201,680
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(b) 415,000 424,512
Party City Holdings, Inc.,
8.75%, 2/15/2026(b) 272,000 278,781
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 254,610
1,711,717
Technology Hardware, Storage & Peripherals 0.8%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024(c) 555,000 566,794
9.38%, 7/15/2025(b) 55,000 61,256
NCR Corp.
5.00%, 10/1/2028(b) 240,000 247,200
5.25%, 10/1/2030(b) 120,000 124,200
999,450
Thrifts & Mortgage Finance 2.0%
Freedom Mortgage Corp.,
8.13%, 11/15/2024(b) 604,000 625,140
Nationstar Mortgage
Holdings, Inc.
5.50%, 8/15/2028(b) 320,000 323,200
5.13%, 12/15/2030(b) 220,000 217,725
PHH Mortgage Corp.,
7.88%, 3/15/2026(b) 235,000 239,693
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 665,000 665,000
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 375,000 368,543
2,439,301
Trading Companies & Distributors 0.9%
Beacon Roofing Supply,
Inc.
4.88%, 11/1/2025(b) 296,000 302,787
4.13%, 5/15/2029(b) 345,000 344,138
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 259,875
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 170,000 188,700
1,095,500
66,370,053
ZAMBIA 0.7%
Metals & Mining 0.7%
First Quantum Minerals
Ltd.
7.25%, 4/1/2023(b) 370,000 376,937
7.50%, 4/1/2025(b) 200,000 207,625
6.88%, 10/15/2027(b) 300,000 329,250
913,812
Total Corporate Bonds
(cost $107,911,465) 109,944,969

22 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Common Stocks 0.7%
Shares Value ($)
UNITED STATES 0.7%
Energy Equipment & Services 0.7%
FTS International, Inc.,
Class A * 26,039 669,723
Superior Energy Services
LLC *^∞ 5,103 155,642
825,365
Total Common Stocks
(cost $656,683) 825,365
Loan Participations 3.6%
Principal
Amount ($)
UNITED STATES 3.6%
Airlines 0.5%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 0.00%), 9.00%,
12/31/2021 ∞(e) 538,011 549,321
Auto Components 0.7%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 1
Month + 5.00%), 6.00%,
2/2/2024 (e) 878,595 882,258
Diversified Telecommunication Services 0.6%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.36%, 3/15/2027 (e) 735,688 726,675
Hotels, Restaurants & Leisure 1.8%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (e) 830,000 831,038
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,185,000 1,291,650
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 85,000 92,650
2,215,338
0
Total Loan Participations
(cost $4,203,387)
4,373,592
Convertible Bonds 2.9%
Airlines 1.1%
Air Canada, 4.00%,
07/01/25 (b) 266,000 408,044
GOL Equity Finance SA,
3.75%, 07/15/24 (b) 428,000 362,543
Convertible Bonds
Principal
Amount ($) Value ($)
Airlines
Spirit Airlines, Inc., 1.00%,
05/15/26 506,000 519,233
1,289,820
Entertainment 0.2%
IMAX Corp., 0.50%,
04/01/26 (b) 259,000 268,523
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 138,000 149,454
Hotels, Restaurants & Leisure 0.5%
DraftKings, Inc., –%,
03/15/28 (b) 370,000 353,165
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (b) 165,000 231,578
584,743
Metals & Mining 0.2%
Ivanhoe Mines Ltd.,
2.50%, 04/15/26 (b) 255,000 304,419
Software 0.8%
Ceridian HCM Holding,
Inc., 0.25%, 03/15/26 (b) 505,000 502,475
Everbridge, Inc., –%,
03/15/26 (b) 205,000 208,075
Verint Systems, Inc.,
0.25%, 04/15/26 (b) 275,000 277,317
987,867
Total Convertible Bond
(cost  $3,362,693) 3,584,826
Short-Term Investment 1.1%
Shares
Money Market Fund 1.1%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(h)(i) 1,361,040 1,361,040
Total Short-Term Investment
(cost $1,361,040)
1,361,040
Total Investments
(cost $117,495,268) — 98.0% 120,089,792
Other assets in excess of liabilities — 2.0% 2,440,992
NET ASSETS — 100.0%
$ 122,530,784

Nationwide Amundi Global High Yield Fund - April 30, 2021 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$96,958,139 which represents 79.13% of net assets.
(c) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $1,345,306, which was collateralized by cash used to
purchase a money market fund with a value of $1,361,040.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2021.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2021. The
maturity date reflects the next call date.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2021.
(h) Represents 7-day effective yield as of April 30, 2021.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $1,361,040.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.87
USD
18,000,000 (1,504,590) (363,816) (1,868,406)
(1,504,590) (363,816) (1,868,406)
At April 30, 2021, the Fund had $1,013,270 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

24 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Forward Foreign Currency Contracts outstanding as of April 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 12,269,712 EUR 10,254,205 JPMorgan Chase Bank 5/17/2021 (61,572)
USD 2,319,433 GBP 1,683,448 JPMorgan Chase Bank 5/17/2021 (5,557)
Net unrealized depreciation (67,129)
At April 30, 2021, the Fund had $300,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6.3%
Principal
Amount ($) Value ($)
CANADA 0.5%
Airlines 0.5%
Air Canada Pass-Through
Trust
Series 2013-1, Class B,
5.38%, 5/15/2021(a) 48,533 48,606
Series 2020-2, Class A,
5.25%, 4/1/2029(a) 660,690 713,532
762,138
CAYMAN ISLANDS 0.7%
Other 0.7%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.23%,
2/20/2030(a)(b) 350,000 350,033
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.34%, 4/18/2033(a)
(b) 250,000 248,526
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.34%, 4/20/2032(a)(b) 600,000 600,146
1,198,705
UNITED KINGDOM 0.2%
Airlines 0.2%
British Airways Pass-
Through Trust
Series 2020-1, Class B,
8.38%, 11/15/2028(a) 112,735 129,189
Series 2020-1, Class A,
4.25%, 11/15/2032(a) 120,386 127,680
256,869
UNITED STATES 4.9%
Airlines 0.4%
Alaska Airlines Pass-
Through Trust, Series
2020-1, Class A, 4.80%,
8/15/2027(a) 470,795 519,685
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 193,130 201,686
721,371
Automobiles 1.5%
Foursight Capital
Automobile Receivables
Trust, Series 2018-
1, Class F, 6.82%,
4/15/2025(a) 1,080,000 1,118,355
Tidewater Auto
Receivables Trust,
Series 2018-AA, Class
E, 5.48%, 10/15/2026(a) 750,000 762,357
United Auto Credit
Securitization Trust,
Series 2019-1, Class E,
4.29%, 8/12/2024(a) 650,000 661,064
2,541,776
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 761,537
Other 2.5%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 751,374
Progress Residential Trust
Series 2017-SFR1,
Class E, 4.26%,
8/17/2034(a) 310,000 312,339
Series 2017-SFR1,
Class F, 5.35%,
8/17/2034(a) 1,200,000 1,212,813
Series 2020-SFR2,
Class E, 5.12%,
6/17/2037(a) 420,000 443,812
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 604,045
Tricon American Homes
Trust
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 488,299
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 144,910
3,957,592
7,982,276
Total Asset-Backed Securities
(cost  $9,885,824) 10,199,988
Collateralized Mortgage Obligations 15.5%
BERMUDA 2.9%
Bellemeade Re Ltd.,
Series 2020-4A,
Class B1, 5.11%,
6/25/2030(a)(b) 160,000 160,000
Eagle RE Ltd.
Series 2019-1,
Class M1B, 1.91%,
4/25/2029(a)(b) 715,862 716,327
Series 2020-2,
Class B1, 7.11%,
10/25/2030(a)(b) 760,000 763,536
Home Re Ltd., Series
2018-1, Class M1,
1.71%, 10/25/2028(a)(b) 295,935 296,666
Home RE Ltd.
Series 2020-1,
Class M2, 5.36%,
10/25/2030(a)(b) 650,000 665,690

26 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Home RE Ltd. (continued)
Series 2020-1,
Class B1, 7.11%,
10/25/2030(a)(b) 160,000 163,182
Oaktown Re II Ltd., Series
2018-1A, Class M1,
1.66%, 7/25/2028(a)(b) 330,485 330,590
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.46%, 7/25/2029(a)(b) 1,520,000 1,517,682
Traingle Re Ltd., Series
2020-1, Class B1,
7.86%, 10/25/2030(a)(b) 150,000 152,743
4,766,416
0
UNITED STATES 12.6%
Bunker Hill Loan
Depositary Trust, Series
2020-1, Class M1,
4.35%, 2/25/2055(a)(b) 800,000 839,148
Deephaven Residential
Mortgage Trust, Series
2019-3A, Class B2,
5.66%, 7/25/2059(a)(b) 400,000 401,216
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 77,329 3,908
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 186,406 7,483
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 351,228 21,391
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 940,707 58,870
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 153,733 7,882
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 5.01%,
8/25/2033(a)(b) 1,120,000 1,051,360
Series 2020-HQA4,
Class B1, 5.36%,
9/25/2050(a)(b) 160,000 168,610
Series 2020-DNA5,
Class B2, 11.51%,
10/25/2050(a)(b) 710,000 908,318
Series 2020-DNA6,
Class B2, 5.66%,
12/25/2050(a)(b) 600,000 599,251
Series 2021-DNA1,
Class B2, 4.76%,
1/25/2051(a)(b) 870,000 823,190
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.11%,
10/25/2048(a)(b) 1,090,000 1,270,061
Series 2019-DNA1,
Class B2, 10.86%,
1/25/2049(a)(b) 1,700,000 1,925,251
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
(continued)
Series 2019-HRP1,
Class B1, 4.16%,
2/25/2049(a)(b) 1,100,000 1,107,663
Series 2019-HQA1,
Class B2, 12.36%,
2/25/2049(a)(b) 600,000 689,836
Series 2019-HQA2,
Class B1, 4.21%,
4/25/2049(a)(b) 100,000 103,313
Series 2019-HQA2,
Class B2, 11.36%,
4/25/2049(a)(b) 510,000 583,871
Series 2019-DNA3,
Class B2, 8.26%,
7/25/2049(a)(b) 1,410,000 1,518,194
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.86%, 3/25/2025(b) 345,489 345,045
Series 2015-HQA1,
Class B, 8.91%,
3/25/2028(b) 563,544 620,499
Series 2020-HQA5,
Class B2, 7.41%,
11/25/2050(a)(b) 630,000 705,666
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 440,896 26,914
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 429,377 26,128
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 466,857 26,528
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 104,872 9,677
FNMA, Series 2016-C05,
Class 2M2, 4.56%,
1/25/2029(b) 729,492 760,637
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.48%,
3/16/2040(b) 85,026 12,774
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 109,971 13,938
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 147,770 22,956
Series 2016-5, Class
CS, IO, 6.03%,
1/20/2046(b) 178,456 42,730
Series 2016-20,
Class SB, IO, 5.98%,
2/20/2046(b) 184,829 33,608

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 27
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
(continued)
Series 2016-17,
Class JS, IO, 5.98%,
2/20/2046(b) 162,721 31,303
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 108,992 17,245
Series 2016-88,
Class SM, IO, 5.98%,
7/20/2046(b) 183,081 33,685
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 121,687 27,659
Series 2016-118,
Class DS, IO, 5.98%,
9/20/2046(b) 200,199 45,071
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 119,733 19,034
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,885,687 280,358
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 734,740 100,043
STACR Trust
Series 2018-HRP2,
Class B1, 4.31%,
2/25/2047(a)(b) 1,310,000 1,346,295
Series 2018-HRP2,
Class B2, 10.61%,
2/25/2047(a)(b) 1,380,000 1,557,903
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 439,844
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)
(b) 400,000 414,876
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 104,091
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 101,798
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 437,530
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 209,802
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 606,156
20,508,609
0
Total Collateralized Mortgage Obligations
(cost $23,766,492) 25,275,025
Commercial Mortgage-Backed Securities 4.1%
Principal
Amount ($) Value ($)
UNITED STATES 4.1%
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.63%,
10/10/2048(b) 1,350,000 1,322,465
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 1,108,840
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.71%, 11/15/2048(b) 250,000 253,181
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 3.76%,
1/25/2051(a)(b) 700,000 731,018
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,042,605
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 741,056
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.36%,
10/15/2049(a)(b) 500,000 502,261
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.59%, 10/15/2050(b) 810,000 829,059
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
5.15%, 1/15/2059(b) 125,000 133,384
Total Commercial Mortgage-Backed Securities
(cost $6,399,537) 6,663,869
Corporate Bonds 56.7%
ARGENTINA 0.2%
Construction & Engineering 0.2%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(c) 1,381,510 407,546
AUSTRALIA 0.4%
Metals & Mining 0.4%
FMG Resources August
2006 Pty. Ltd., 4.38%,
4/1/2031(a) 630,000 654,412
BRAZIL 1.9%
Airlines 0.5%
Gol Finance SA, 8.00%,
6/30/2026(a) 810,000 802,564

28 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Auto Components 0.4%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(a) 735,000 719,859
Food Products 0.7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,210,000 1,178,552
Marine 0.3%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 530,000 537,950
3,238,925
CANADA 1.6%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 674,688
Oil, Gas & Consumable Fuels 1.2%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 950,000 878,750
MEG Energy Corp.,
7.13%, 2/1/2027(a) 1,075,000 1,147,864
2,026,614
2,701,302
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(d) 778,514 771,145
CYPRUS 0.8%
Consumer Finance 0.8%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 1,295,000 1,243,200
FRANCE 1.1%
Banks 0.4%
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.51%), 5.38%,
11/18/2030(a)(e)(f) 625,000 650,000
Diversified Telecommunication Services 0.7%
Altice France SA
5.13%, 1/15/2029(a) 235,000 235,590
5.13%, 7/15/2029(a) 930,000 931,162
1,166,752
1,816,752
GERMANY 1.6%
Paper & Forest Products 0.7%
Mercer International, Inc.,
5.13%, 2/1/2029(a) 1,105,000 1,142,294
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Pharmaceuticals 0.9%
Gruenenthal GmbH
3.63%, 11/15/2026(a) EUR 875,000 1,071,041
4.13%, 5/15/2028(a) EUR 315,000 386,127
1,457,168
2,599,462
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(a) 532,000 567,913
HONG KONG 0.7%
Marine 0.7%
Seaspan Corp., Reg. S,
6.50%, 4/29/2026(a) 1,200,000 1,209,000
ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025 EUR 300,000 392,692
Teva Pharmaceutical
Finance Netherlands III
BV, 3.15%, 10/1/2026 810,000 760,590
1,153,282
ITALY 1.3%
Banks 0.9%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(f) 1,260,000 1,396,786
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(a) EUR 585,000 733,508
2,130,294
LUXEMBOURG 0.8%
Biotechnology 0.8%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(a) EUR 1,027,000 1,258,170
MEXICO 1.1%
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(c) 434,000 236,708
Oil, Gas & Consumable Fuels 0.9%
Petroleos Mexicanos
6.88%, 10/16/2025(a) 435,000 474,894
6.84%, 1/23/2030 925,000 950,437
1,425,331
1,662,039

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
SINGAPORE 0.6%
Consumer Finance 0.6%
Avation Capital SA, 8.25%,
10/31/2026(a)(d) 1,205,000 925,741
SWEDEN 0.5%
Commercial Services & Supplies 0.5%
Verisure Holding AB,
3.25%, 2/15/2027(a) EUR 395,000 476,392
Verisure Midholding AB,
5.25%, 2/15/2029(a) EUR 255,000 316,152
792,544
SWITZERLAND 1.3%
Capital Markets 0.6%
Credit Suisse Group AG
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(e)(f) 675,000 722,115
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.55%), 4.50%,
9/03/2030(a)(e)(f) 225,000 214,875
936,990
Consumer Finance 0.7%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,103,000 1,188,483
2,125,473
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 745,290
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(a) 380,000 390,450
8.25%, 2/15/2025(a) 490,000 372,400
762,850
UNITED KINGDOM 1.7%
Banks 1.1%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(e)(f) 800,000 880,000
Natwest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(f) 1,030,000 1,004,353
1,884,353
Oil, Gas & Consumable Fuels 0.6%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 902,460
2,786,813
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 38.6%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 757,475
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 997,700
Airlines 1.1%
American Airlines, Inc.
5.50%, 4/20/2026(a) 225,000 236,250
5.75%, 4/20/2029(a) 190,000 203,585
Delta Air Lines, Inc.,
4.75%, 10/20/2028(a) 345,000 378,853
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 883,487
United Airlines, Inc.
4.38%, 4/15/2026(a) 65,000 67,452
4.63%, 4/15/2029(a) 65,000 67,548
1,837,175
Auto Components 1.2%
Dana, Inc., 4.25%,
9/1/2030 350,000 353,500
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 799,581
Patrick Industries, Inc.,
4.75%, 5/1/2029(a) 630,000 631,575
Wheel Pros, Inc., 6.50%,
5/15/2029(a) 185,000 185,252
1,969,908
Automobiles 0.5%
Ford Motor Co.
8.50%, 4/21/2023 385,000 431,200
9.00%, 4/22/2025 385,000 470,181
901,381
Banks 1.0%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 925,000 942,159
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 650,000 670,312
1,612,471
Building Products 0.7%
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 721,800
Summit Materials LLC,
6.50%, 3/15/2027(a) 345,000 363,975
1,085,775

30 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets 2.5%
Charles Schwab Corp.
(The), Series I,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 4.00%,
6/01/2026(e)(f) 1,565,000 1,608,131
Charles Schwab Corp.
(The), Series H, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year
+ 3.08%), 4.00%,
12/01/2030(e)(f) 810,000 820,490
LPL Holdings, Inc., 4.00%,
3/15/2029(a) 1,710,000 1,710,000
4,138,621
Chemicals 0.6%
Scotts Miracle-Gro
Co. (The), 4.00%,
4/1/2031(a) 490,000 485,100
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(a) 505,000 512,575
997,675
Commercial Services & Supplies 0.6%
Celestial-Saturn Merger
Sub, Inc., 4.50%,
5/1/2028(a) 945,000 943,611
Construction & Engineering 1.2%
Dycom Industries, Inc.,
4.50%, 4/15/2029(a) 633,000 642,495
PowerTeam Services LLC,
9.03%, 12/4/2025(a) 1,175,000 1,302,781
1,945,276
Consumer Finance 1.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 800,000 818,488
2.33%, 11/25/2025 EUR 1,110,000 1,374,807
2,193,295
Diversified Telecommunication Services 0.8%
CCO Holdings LLC,
4.50%, 6/1/2033(a) 675,000 680,279
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 677,625
1,357,904
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc., 3.88%,
3/15/2028(a) EUR 905,000 1,130,720
Energy Equipment & Services 0.4%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 754,119 714,527
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs) 3.0%
iStar, Inc.
4.75%, 10/1/2024 480,000 500,400
4.25%, 8/1/2025 1,225,000 1,241,415
MPT Operating
Partnership LP
2.50%, 3/24/2026 GBP 755,000 1,054,686
4.63%, 8/1/2029 505,000 534,668
3.50%, 3/15/2031 825,000 823,119
Uniti Group LP, 6.50%,
2/15/2029(a) 680,000 675,944
4,830,232
Food Products 0.6%
Simmons Foods, Inc.,
4.63%, 3/1/2029(a) 939,000 946,240
Hotels, Restaurants & Leisure 6.5%
Boyne USA, Inc., 4.75%,
5/15/2029(a) 180,000 184,950
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(a) 1,375,000 1,527,873
Expedia Group, Inc.,
3.25%, 2/15/2030 1,905,000 1,933,832
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 338,980
Hilton Domestic Operating
Co., Inc.
3.75%, 5/1/2029(a) 505,000 506,262
4.00%, 5/1/2031(a) 485,000 489,850
3.63%, 2/15/2032(a) 1,335,000 1,312,866
Marriott International,
Inc., Series FF, 4.63%,
6/15/2030 187,000 209,956
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 590,000 586,493
Marriott International,
Inc., Series GG, 3.50%,
10/15/2032 525,000 548,030
NCL Corp. Ltd., 5.88%,
3/15/2026(a) 355,000 370,975
NCL Finance Ltd., 6.13%,
3/15/2028(a) 245,000 258,063
Resorts World Las Vegas
LLC, 4.63%, 4/6/2031(a) 200,000 203,000
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) EUR 135,000 162,304
7.00%, 5/15/2028(a) 565,000 607,375
Station Casinos LLC,
4.50%, 2/15/2028(a) 870,000 872,175
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 513,206
10,626,190

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
0.2%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 380,000 374,562
Insurance 1.9%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(f) 1,070,000 1,308,964
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(f) EUR 950,000 1,170,677
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 641,375
3,121,016
Machinery 0.5%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 371,719
Terex Corp., 5.00%,
5/15/2029(a) 365,000 379,600
751,319
Media 2.6%
Clear Channel
International BV, 6.63%,
8/1/2025(a) 200,000 209,000
Clear Channel Outdoor
Holdings, Inc., 7.75%,
4/15/2028(a) 250,000 257,390
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 397,000 414,369
CSC Holdings LLC
4.63%, 12/1/2030(a) 800,000 782,000
5.00%, 11/15/2031(a) 200,000 200,375
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 322,000 173,880
MDC Partners, Inc.,
7.50%, 5/1/2024(a)(g) 1,517,000 1,543,426
News Corp., 3.88%,
5/15/2029(a) 280,000 285,519
Outfront Media
Capital LLC, 4.25%,
1/15/2029(a) 310,000 307,988
4,173,947
Metals & Mining 1.5%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(a) 300,000 306,375
Arconic Corp., 6.13%,
2/15/2028(a) 350,000 371,875
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 460,000 446,067
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(a) 254,000 280,657
Novelis Sheet Ingot
GmbH, 3.38%,
4/15/2029(a) EUR 195,000 240,961
TMS International Corp.,
6.25%, 4/15/2029(a) 750,000 780,000
2,425,935
Oil, Gas & Consumable Fuels 4.3%
Aethon United BR LP,
8.25%, 2/15/2026(a) 965,000 1,025,863
Cameron LNG LLC,
3.40%, 1/15/2038(a) 542,000 560,818
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,370,000 1,397,400
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 871,000
EnLink Midstream
Partners LP, 5.60%,
4/1/2044 167,000 144,037
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 538,200
Indigo Natural Resources
LLC, 5.38%, 2/1/2029(a) 680,000 674,900
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 606,146
PBF Holding Co. LLC
9.25%, 5/15/2025(a) 410,000 429,475
6.00%, 2/15/2028 1,100,000 830,044
7,077,883
Paper & Forest Products 0.3%
Clearwater Paper Corp.,
4.75%, 8/15/2028(a) 485,000 488,671
Pharmaceuticals 0.8%
Jazz Securities DAC,
4.38%, 1/15/2029(a) 400,000 409,000
Organon Finance 1 LLC
2.88%, 4/30/2028(a) EUR 315,000 387,075
4.13%, 4/30/2028(a) 225,000 230,510
5.13%, 4/30/2031(a) 200,000 207,520
1,234,105
Software 0.8%
Citrix Systems, Inc.,
3.30%, 3/1/2030 1,210,000 1,264,686
Specialty Retail 0.3%
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(a) 550,000 562,606

32 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Thrifts & Mortgage Finance 1.3%
Freedom Mortgage Corp.,
8.25%, 4/15/2025(a) 516,000 535,376
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 423,225
5.50%, 8/15/2028(a) 500,000 505,000
5.13%, 12/15/2030(a) 185,000 183,087
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(a) 485,000 476,648
2,123,336
Trading Companies & Distributors 0.3%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a) 455,000 453,863
63,038,105
Total Corporate Bonds
(cost $91,321,463) 92,590,258
Foreign Government Securities 3.0%
MEXICO 1.1%
United Mexican States,
4.28%, 8/14/2041 1,815,000 1,851,300
OMAN 0.3%
Sultanate of Oman
Government Bond,
6.25%, 1/25/2031 (a) 480,000 516,000
QATAR 0.9%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,393,394
UNITED ARAB EMIRATES 0.7%
United Arab Emirates
Government Bond,
3.88%, 4/16/2050 (a) 1,000,000 1,107,620
Total Foreign Government Securities
(cost $4,545,547) 4,868,314
Common Stock 0.3%
Shares Value ($)
UNITED STATES 0.3%
Energy Equipment & Services 0.3%
FTS International, Inc.,
Class A * 18,426 473,917
Total Common Stock
(cost $347,330) 473,917
Loan Participations 2.6%
Principal
Amount ($)
UNITED STATES 2.6%
Airlines 0.6%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 0.00%), 9.00%,
12/31/2021 ∞(f) 955,000 972,906
Hotels, Restaurants & Leisure 1.7%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (f) 1,010,000 1,011,262
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (f) 1,535,800 1,674,022
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (f) 111,300 121,317
2,806,601
0
Specialty Retail 0.3%
Petco Health & Wellness
Co., Inc., (ICE LIBOR
USD 3 Month + 3.25%),
4.00%, 3/3/2028 (f) 460,000 457,061
Total Loan Participations
(cost $4,025,205)
4,236,568
Convertible Bonds 2.7%
Airlines 1.8%
Air Canada, 4.00%,
07/01/25 (a) 803,000 1,231,802
Southwest Airlines Co.,
1.25%, 05/01/25 625,000 1,085,156
Spirit Airlines, Inc., 1.00%,
05/15/26 680,000 697,783
3,014,741
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 115,000 124,545

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 33
Convertible Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.6%
DraftKings, Inc., –%,
03/15/28 (a) 1,019,000 972,636
Pharmaceuticals 0.2%
Tricida, Inc., 3.50%,
05/15/27 (a) 715,000 276,974
Total Convertible Bond
(cost  $3,987,829) 4,388,896
Convertible Preferred Stock 0.9%
Banks 0.9%
Wells Fargo & Co., 7.50%, 1,068 1,531,320
Total Convertible Preferred Stock
(cost  $1,533,999) 1,531,320
Total Investments
(cost $145,813,226) — 92.1% 150,228,155
Other assets in excess of liabilities — 7.9% 12,934,290
NET ASSETS — 100.0%
$ 163,162,445
* Denotes a non-income producing security.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at April 30, 2021 was $109,931,756 which
represents 67.38% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of April 30, 2021.
(c) Security in default.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2021.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at April 30, 2021.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

34 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.87
USD
65,000,000 (6,212,178) (534,842) (6,747,020)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.51
USD
31,000,000 (722,064) (81,788) (803,852)
(6,934,242) (616,630) (7,550,872)
At April 30, 2021, the Fund had $4,079,499 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of April 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 379,774 EUR 315,000 Bank of America NA 5/17/2021 968
USD 139,581 EUR 115,000 Brown Brothers Harriman & Co. 5/17/2021 1,323
Total unrealized appreciation 2,291
USD 4,573,938 EUR 3,822,591 JPMorgan Chase Bank 5/17/2021 (22,953)
USD 1,039,574 GBP 754,524 JPMorgan Chase Bank 5/17/2021 (2,491)
Total unrealized depreciation (25,444)
Net unrealized depreciation (23,153)
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Strategic Income Fund - April 30, 2021 (Unaudited) - Statement of Investments - 35
Futures contracts outstanding as of April 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 5 6/2021 USD 660,156 67
67
Short Contracts
Euro-Bobl (10) 6/2021 EUR (1,619,791) 2,666
Euro-Bund (23) 6/2021 EUR (4,700,798) 41,325
U.S. Treasury 2 Year Note (41) 6/2021 USD (9,051,070) 7,584
U.S. Treasury 5 Year Note (106) 6/2021 USD (13,137,375) (10,173)
U.S. Treasury 10 Year Ultra Note (115) 6/2021 USD (16,737,891) 120,950
U.S. Treasury Long Bond (13) 6/2021 USD (2,044,250) (10,187)
U.S. Treasury Ultra Bond (49) 6/2021 USD (9,109,406) 273,298
USD 10 Year Interest Rate Swap (27) 6/2021 USD (2,461,219) (8,505)
416,958
417,025
At April 30, 2021, the Fund had $910,696 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 97.7%
Shares Value ($)
ARGENTINA 0.4%
Internet & Direct Marketing Retail 0.4%
MercadoLibre , Inc. * 500 785,490
AUSTRALIA 6.2%
Banks 1.1%
Commonwealth Bank of
Australia 20,000 1,373,653
National Australia Bank Ltd. 50,000 1,028,111
2,401,764
Biotechnology 0.4%
CSL Ltd. 4,000 833,895
Commercial Services & Supplies 0.5%
Brambles Ltd. 120,000 962,032
Equity Real Estate Investment Trusts (REITs) 0.5%
Goodman Group 65,000 947,713
Food & Staples Retailing 0.5%
Woolworths Group Ltd. 33,000 1,000,028
Metals & Mining 2.6%
BHP Group Ltd. 65,000 2,362,767
BHP Group plc 50,000 1,510,585
Rio Tinto plc 20,000 1,680,828
5,554,180
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,251,677
12,951,289
CANADA 2.2%
Auto Components 0.6%
Magna International, Inc. 15,000 1,416,589
Banks 0.4%
Canadian Imperial Bank of
Commerce 8,000 831,664
Chemicals 0.3%
Nutrien Ltd. 10,000 552,007
Diversified Telecommunication Services 0.5%
BCE, Inc. 22,000 1,039,906
Insurance 0.4%
Sun Life Financial, Inc. 15,000 809,218
4,649,384
CHINA 4.3%
Automobiles 0.2%
BYD Co. Ltd., Class H 23,000 471,595
Banks 0.4%
China Construction Bank
Corp., Class H 1,100,000 870,473
Entertainment 0.4%
NetEase , Inc., ADR (a) 7,500 840,450
Food Products 0.8%
Tingyi Cayman Islands
Holding Corp. (a) 300,000 541,330
Wilmar International Ltd. 303,736 1,191,760
1,733,090
Gas Utilities 0.3%
ENN Energy Holdings Ltd. 40,000 681,007
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 1.0%
Baidu, Inc., ADR * 3,000 630,990
Tencent Holdings Ltd. 17,500 1,399,529
2,030,519
Internet & Direct Marketing Retail 1.2%
Alibaba Group Holding Ltd.,
ADR * 6,000 1,385,699
JD.com, Inc., ADR * 8,000 618,880
Vipshop Holdings Ltd., ADR * 12,000 369,240
2,373,819
9,000,953
COLOMBIA 0.2%
Banks 0.2%
Grupo Aval Acciones y
Valores SA, ADR 60,000 355,200
DENMARK 1.9%
Air Freight & Logistics 0.5%
DSV PANALPINA A/S 5,000 1,113,192
Electric Utilities 0.4%
Orsted A/S Reg. S (b) 6,000 872,421
Marine 0.7%
AP Moller - Maersk A/S,
Class B 500 1,241,202
Pharmaceuticals 0.3%
Novo Nordisk A/S, Class B 9,000 665,200
3,892,015
FINLAND 1.3%
Machinery 0.5%
Kone OYJ, Class B 12,000 943,005
Multiline Retail 0.4%
Tokmanni Group Corp. 30,000 772,727
Paper & Forest Products 0.4%
Stora Enso OYJ, Class R 55,000 1,052,824
2,768,556
FRANCE 8.4%
Banks 1.3%
BNP Paribas SA * 18,000 1,155,775
Credit Agricole SA 100,000 1,547,926
2,703,701
Chemicals 1.0%
Air Liquide SA 13,000 2,189,596
Construction & Engineering 0.6%
Bouygues SA (a) 30,000 1,285,105
Electrical Equipment 1.2%
Schneider Electric SE (a) 17,000 2,717,991
Food & Staples Retailing 0.4%
Carrefour SA 38,000 735,601
Oil, Gas & Consumable Fuels 0.5%
TOTAL SE 22,000 974,004
Personal Products 0.8%
L'Oreal SA 4,000 1,642,762
Pharmaceuticals 0.5%
Sanofi 10,000 1,048,606

Nationwide Bailard International Equities Fund - April 30, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods 2.1%
Hermes International 700 878,395
Kering SA 800 640,844
LVMH Moet Hennessy Louis
Vuitton SE 4,000 3,010,603
4,529,842
17,827,208
GERMANY 8.2%
Air Freight & Logistics 1.0%
Deutsche Post AG
(Registered) 37,000 2,177,540
Automobiles 1.3%
Daimler AG (Registered) 12,000 1,068,008
Porsche Automobil Holding
SE (Preference) 13,000 1,368,794
2,436,802
Chemicals 0.7%
BASF SE 18,000 1,451,685
Construction Materials 0.7%
HeidelbergCement AG 15,000 1,374,611
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 50,000 963,044
Health Care Equipment & Supplies 0.4%
Siemens Healthineers AG
Reg. S (b) 16,000 914,914
Industrial Conglomerates 0.7%
Siemens AG (Registered) 9,000 1,502,084
Insurance 0.7%
Allianz SE (Registered) 6,000 1,560,987
Internet & Direct Marketing Retail 0.5%
Zalando SE Reg. S *(b) 10,000 1,040,191
Multi-Utilities 0.9%
E.ON SE 100,000 1,205,195
RWE AG 20,000 757,824
1,963,019
Pharmaceuticals 0.4%
Merck KGaA 5,000 880,151
Software 0.4%
SAP SE 6,000 843,974
17,109,002
HONG KONG 3.0%
Capital Markets 0.6%
Hong Kong Exchanges &
Clearing Ltd. 22,000 1,328,810
Diversified Telecommunication Services 0.5%
HKT Trust & HKT Ltd. 750,000 1,088,555
Food Products 0.5%
WH Group Ltd. Reg. S (b) 1,100,000 960,325
Insurance 0.8%
AIA Group Ltd. 130,000 1,652,609
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 200,000 1,254,036
6,284,335
HUNGARY 0.8%
Banks 0.4%
OTP Bank Nyrt . * 20,000 898,942
Pharmaceuticals 0.4%
Richter Gedeon Nyrt . 26,000 743,954
1,642,896
INDIA 1.1%
Banks 0.2%
ICICI Bank Ltd., ADR * 30,000 489,000
IT Services 0.9%
Infosys Ltd., ADR 65,000 1,175,200
Wipro Ltd., ADR 100,000 716,000
1,891,200
2,380,200
IRELAND 0.5%
Construction Materials 0.5%
CRH plc 22,000 1,039,576
ISRAEL 0.9%
Software 0.9%
Check Point Software
Technologies Ltd. * 8,000 934,480
Nice Ltd., ADR *(a) 4,000 964,920
1,899,400
ITALY 1.4%
Electric Utilities 1.0%
Enel SpA 200,000 1,992,116
Electrical Equipment 0.4%
Prysmian SpA 28,000 876,549
2,868,665
JAPAN 22.0%
Auto Components 0.4%
Bridgestone Corp. 20,900 837,568
Automobiles 2.1%
Honda Motor Co. Ltd. 35,000 1,035,610
Suzuki Motor Corp. 17,000 645,798
Toyota Motor Corp. 25,000 1,874,699
Yamaha Motor Co. Ltd. 35,000 874,558
4,430,665
Banks 0.9%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,068,771
Sumitomo Mitsui Financial
Group, Inc. 25,000 870,395
1,939,166
Building Products 0.5%
Daikin Industries Ltd. 5,000 1,003,859
Capital Markets 0.3%
Nomura Holdings, Inc. 130,000 700,991
Chemicals 0.9%
Mitsui Chemicals, Inc. 35,000 1,102,440

38 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Shin-Etsu Chemical Co. Ltd. 5,000 844,854
1,947,294
Construction & Engineering 0.3%
Obayashi Corp. 60,000 547,721
Diversified Telecommunication Services 0.4%
Nippon Telegraph &
Telephone Corp. 30,000 755,394
Electric Utilities 0.2%
Kansai Electric Power Co.,
Inc. (The) 50,000 496,000
Electrical Equipment 0.9%
Mitsubishi Electric Corp. 90,000 1,386,181
Nidec Corp. 5,000 579,583
1,965,764
Electronic Equipment, Instruments & Components 1.4%
Hitachi Ltd. 20,000 985,327
Keyence Corp. 1,500 721,416
Murata Manufacturing Co.
Ltd. 15,000 1,191,292
2,898,035
Entertainment 0.7%
Nintendo Co. Ltd. 2,500 1,432,296
Food & Staples Retailing 0.6%
Seven & i Holdings Co. Ltd. 27,000 1,162,452
Health Care Equipment & Supplies 0.9%
Hoya Corp. 9,000 1,024,678
Olympus Corp. 40,000 822,918
1,847,596
Health Care Technology 0.3%
M3, Inc. 8,000 553,307
Household Durables 1.5%
Panasonic Corp. 90,000 1,062,293
Sekisui Chemical Co. Ltd. 40,000 696,495
Sony Group Corp. 13,000 1,301,098
3,059,886
Household Products 0.2%
Unicharm Corp. 12,000 465,051
Insurance 0.3%
Tokio Marine Holdings, Inc. 13,000 622,909
IT Services 1.1%
Fujitsu Ltd. 7,000 1,108,969
NEC Corp. 20,000 1,164,456
2,273,425
Machinery 0.7%
Komatsu Ltd. 33,000 968,583
SMC Corp. 1,000 580,965
1,549,548
Personal Products 0.7%
Kao Corp. 15,000 963,501
Shiseido Co. Ltd. 8,000 580,624
1,544,125
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 70,000 1,051,250
Daiichi Sankyo Co. Ltd. 18,000 459,264
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. 33,000 1,103,713
2,614,227
Professional Services 0.8%
Recruit Holdings Co. Ltd. 35,000 1,583,147
Real Estate Management & Development 0.3%
Mitsubishi Estate Co. Ltd. 44,000 723,277
Road & Rail 0.4%
East Japan Railway Co. 12,000 820,374
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 11,000 1,040,693
Tokyo Electron Ltd. 2,500 1,101,146
2,141,839
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 800 657,207
Tobacco 0.2%
Japan Tobacco, Inc. 25,000 467,724
Trading Companies & Distributors 0.9%
ITOCHU Corp. 40,000 1,247,943
Sumitomo Corp. 45,000 613,022
1,860,965
Wireless Telecommunication Services 1.6%
KDDI Corp. 27,000 817,071
SoftBank Corp. 63,000 812,717
SoftBank Group Corp. 20,000 1,804,524
3,434,312
46,336,124
NETHERLANDS 7.4%
Banks 0.9%
ING Groep NV 140,000 1,789,874
Capital Markets 0.3%
Euronext NV Reg. S (b) 6,000 603,658
Chemicals 0.7%
Akzo Nobel NV 13,000 1,561,105
Food & Staples Retailing 0.7%
Koninklijke Ahold Delhaize
NV 55,000 1,480,375
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV * 13,263 747,354
IT Services 0.4%
Adyen NV Reg. S *(b) 300 736,656
Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell plc, Class
B 30,000 537,158
Professional Services 1.3%
Randstad NV 15,000 1,083,689
Wolters Kluwer NV 20,000 1,810,371
2,894,060
Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV
(Registered), NYRS 6,500 4,212,649

Nationwide Bailard International Equities Fund - April 30, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV 5,000 962,550
5,175,199
15,525,439
NORWAY 1.0%
Banks 0.3%
DNB ASA 30,000 644,548
Diversified Telecommunication Services 0.4%
Telenor ASA 40,000 713,814
Metals & Mining 0.3%
Norsk Hydro ASA 100,000 638,856
1,997,218
PERU 0.3%
Metals & Mining 0.3%
Southern Copper Corp. 8,000 555,280
RUSSIA 1.2%
Banks 0.5%
Sberbank of Russia PJSC,
ADR 55,000 865,361
Metals & Mining 0.3%
Severstal PAO, GDR Reg. S 30,000 707,067
Oil, Gas & Consumable Fuels 0.4%
LUKOIL PJSC, ADR 11,000 840,830
2,413,258
SINGAPORE 2.1%
Banks 1.5%
DBS Group Holdings Ltd. 65,000 1,461,821
Oversea-Chinese Banking
Corp. Ltd. 175,000 1,605,124
3,066,945
Real Estate Management & Development 0.4%
CapitaLand Ltd. 300,000 837,365
Road & Rail 0.2%
ComfortDelGro Corp. Ltd. 303,733 392,101
4,296,411
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 45,000 1,910,844
SOUTH KOREA 2.5%
Banks 0.5%
KB Financial Group, Inc. 20,000 982,683
Chemicals 0.3%
LG Chem Ltd. 800 668,523
Interactive Media & Services 0.5%
NAVER Corp. 3,000 966,726
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 25,000 1,826,808
Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd. 3,000 816,988
5,261,728
Common Stocks
Shares Value ($)
SWEDEN 2.6%
Communications Equipment 0.9%
Telefonaktiebolaget LM
Ericsson, Class B 130,000 1,787,116
Household Durables 0.5%
Husqvarna AB, Class B 80,000 1,114,120
Machinery 1.2%
Alfa Laval AB (a) 40,000 1,358,451
Volvo AB, Class B 50,000 1,227,397
2,585,848
5,487,084
SWITZERLAND 4.9%
Capital Markets 0.4%
UBS Group AG (Registered) 60,000 917,719
Construction Materials 0.5%
LafargeHolcim Ltd.
(Registered) * 16,000 985,888
Food Products 1.1%
Nestle SA (Registered) 20,000 2,384,351
Insurance 0.5%
Swiss Life Holding AG
(Registered) 2,000 975,133
Pharmaceuticals 1.3%
Novartis AG (Registered) 8,000 683,348
Roche Holding AG 6,000 1,954,857
2,638,205
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 20,000 748,857
Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA
(Registered) 14,000 1,566,207
10,216,360
TAIWAN 2.3%
Electronic Equipment, Instruments & Components 0.5%
Delta Electronics, Inc. 100,000 1,091,776
Entertainment 0.4%
Sea Ltd., ADR * 3,500 883,890
Semiconductors & Semiconductor Equipment 1.4%
MediaTek , Inc. * 18,000 772,104
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 17,000 1,984,579
2,756,683
4,732,349
UNITED KINGDOM 7.8%
Banks 0.8%
Barclays plc 400,000 969,050
Standard Chartered plc 100,000 717,760
1,686,810
Beverages 0.5%
Diageo plc 22,000 987,600
Household Durables 0.4%
Persimmon plc 20,000 864,764

40 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd. 200,000 1,638,845
Insurance 1.1%
Direct Line Insurance Group
plc 220,000 866,345
Phoenix Group Holdings plc 70,000 687,565
Prudential plc 40,000 847,290
2,401,200
Oil, Gas & Consumable Fuels 1.0%
BP plc 500,000 2,087,242
Personal Products 1.1%
Unilever plc 40,000 2,343,108
Pharmaceuticals 1.2%
AstraZeneca plc, ADR (a) 27,000 1,432,889
GlaxoSmithKline plc 55,000 1,017,340
2,450,229
Professional Services 0.6%
RELX plc 50,000 1,297,551
Tobacco 0.3%
British American Tobacco plc 17,000 630,762
16,388,111
UNITED STATES 1.9%
Automobiles 0.9%
Stellantis NV 104,519 1,736,917
IT Services 0.3%
Globant SA * 3,000 687,540
Trading Companies & Distributors 0.7%
Ferguson plc 12,000 1,513,112
3,937,569
Total Common Stocks
(cost $155,058,266) 204,511,944
Exchange Traded Fund 0.6%
UNITED STATES 0.6%
VanEck Vectors Vietnam ETF
(a) 70,000 1,319,500
Total Exchange Traded Fund
(cost $1,268,749) 1,319,500
Rights 0.0%
†
Number of
Rights
NETHERLANDS 0.0%
†
Capital Markets 0.0%
†
Euronext NV, expiring
05/10/21* 6,000 70,332
Total Rights
(cost $–) 70,332
Short-Term Investment 4.0%
Shares Value ($)
Money Market Fund 4.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 8,270,002 8,270,002
Total Short-Term Investment
(cost $8,270,002) 8,270,002
Total Investments
(cost $164,597,017)   — 102.3% 214,171,778
Liabilities in excess of other assets
— (2.3)% (4,877,243)
NET ASSETS — 100.0%
$ 209,294,535
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $6,950,779, which was collateralized by cash
used to purchase a money market fund with a total value of
$8,270,002 and by $336,058 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 3.13%, and maturity dates ranging from 7/31/2021 –
2/15/2049; a total value of $8,606,060.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2021 was
$5,128,165 which represents 2.45% of net assets.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $8,270,002.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Emerging Markets Debt Fund - April 30, 2021 (Unaudited) - Statement of Investments - 41
Corporate Bonds 30.7%
Principal
Amount ($) Value ($)
BRAZIL 3.2%
Chemicals 0.6%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 420,000 426,804
Energy Equipment & Services 0.3%
Guara Norte Sarl , 5.20%,
6/15/2034(a) 250,000 251,875
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 290,746
Internet & Direct Marketing Retail 0.3%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 197,312
Marine 0.5%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 200,000 203,000
MV24 Capital BV, Reg. S,
6.75%, 6/1/2034 189,264 200,453
403,453
Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance
BV, 5.60%, 1/3/2031 340,000 367,030
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 421,109
2,358,329
CHILE 0.3%
Construction & Engineering 0.3%
ATP Tower Holdings LLC,
4.05%, 4/27/2026(a) 210,000 206,640
CHINA 2.9%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 721,399
Internet & Direct Marketing Retail 0.2%
Prosus NV, 4.03%,
8/3/2050(a) 200,000 186,735
Real Estate Management & Development 1.7%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 348,338
CIFI Holdings Group Co.
Ltd., Reg. S, 6.55%,
3/28/2024 350,000 368,462
Longfor Group Holdings
Ltd., Reg. S, 3.95%,
9/16/2029 571,000 598,187
1,314,987
2,223,121
Corporate Bonds
Principal
Amount ($) Value ($)
COLOMBIA 1.3%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 441,100
Oil, Gas & Consumable Fuels 0.7%
Ecopetrol SA, 6.88%,
4/29/2030 69,000 83,662
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 447,504
531,166
972,266
DOMINICAN REPUBLIC 0.3%
Electric Utilities 0.3%
AES Andres BV, 5.70%,
5/4/2028(a) 211,000 211,000
ECUADOR 0.4%
Construction & Engineering 0.4%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 356,173 358,844
GEORGIA 1.7%
Banks 1.0%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 749,000 789,012
Capital Markets 0.3%
Georgia Capital JSC,
6.13%, 3/9/2024(a) 243,000 244,871
Electric Utilities 0.4%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 357,850
1,391,733
GUATEMALA 0.2%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(b) 164,000 168,920
INDIA 1.4%
Diversified Financial Services 0.7%
REC Ltd., Reg. S, 4.63%,
3/22/2028 493,000 526,736
Electric Utilities 0.7%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 281,266

42 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
INDIA
Electric Utilities
India Green Power
Holdings, 4.00%,
2/22/2027(a) 220,000 219,560
500,826
1,027,562
INDONESIA 2.3%
Banks 0.9%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 356,040
Bank Rakyat Indonesia
Persero Tbk . PT, Reg.
S, 4.63%, 7/20/2023 325,000 347,425
703,465
Diversified Telecommunication Services 0.4%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 356,856
Electric Utilities 0.4%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 328,998
Oil, Gas & Consumable Fuels 0.6%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 500,185
1,889,504
ISRAEL 1.3%
Oil, Gas & Consumable Fuels 0.4%
Energean Israel Finance
Ltd., Reg. S, 4.88%,
3/30/2026(a) 297,000 306,281
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 692,080
998,361
KAZAKHSTAN 1.2%
Banks 0.7%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(a) KZT 223,000,000 517,449
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 376,035
893,484
Corporate Bonds
Principal
Amount ($) Value ($)
KUWAIT 0.3%
Chemicals 0.3%
MEGlobal Canada
ULC, Reg. S, 5.00%,
5/18/2025 220,000 246,125
MEXICO 3.4%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.12%,
1/18/2033(b) 420,000 436,279
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 234,810
Consumer Finance 0.3%
Unifin Financiera SAB de
CV, 9.88%, 1/28/2029(a) 227,000 223,929
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 447,191
Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos , Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 551,796
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 418,117
969,913
Wireless Telecommunication Services 0.4%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 329,404
2,641,526
MOROCCO 0.7%
Specialty Retail 0.7%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 517,000 553,190
NIGERIA 1.3%
Banks 0.5%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 420,080
Construction & Engineering 0.8%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 605,375
1,025,455
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 299,980

Nationwide Emerging Markets Debt Fund - April 30, 2021 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
PANAMA
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 200,000 200,002
499,982
PERU 0.8%
Oil, Gas & Consumable Fuels 0.3%
Petroleos del Peru SA,
5.63%, 6/19/2047(a) 200,000 206,000
Specialty Retail 0.5%
InRetail Consumer, 3.25%,
3/22/2028(a) 360,000 343,944
549,944
RUSSIA 1.2%
Banks 0.5%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 407,664
Consumer Finance 0.7%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 571,611
979,275
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 300,162
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 406,626
SOUTH AFRICA 1.1%
Diversified Telecommunication Services 0.8%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(a) 565,000 594,776
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 209,160
803,936
TANZANIA, UNITED REPUBLIC OF 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 290,958
Corporate Bonds
Principal
Amount ($) Value ($)
TUNISIA 1.9%
Banks 1.9%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 825,470
Reg. S, 5.63%,
2/17/2024 EUR 541,000 617,236
1,442,706
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 373,490
UNITED ARAB EMIRATES 1.0%
Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 413,586
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., 2.63%,
3/31/2036(a) 364,000 352,642
766,228
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 24,500
Total Corporate Bonds
(cost $22,775,011) 23,603,867
Foreign Government Securities 66.2%
ANGOLA 0.4%
Republic of Angola, Reg.
S, 9.50%, 11/12/2025 300,000 328,830
ARGENTINA 2.0%
Argentine Republic
1.00%, 7/9/2029 154,204 58,445
0.12%, 7/9/2030 (e) 758,991 275,134
0.12%, 7/9/2035 (e) 1,390,528 438,030
0.12%, 1/9/2038 (e) 192,079 72,800
0.12%, 7/9/2046 (e) 2,045,730 659,748
1,504,157
ARMENIA 0.9%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 274,933
3.95%, 9/26/2029 (a) 470,000 449,532
724,465
BAHAMAS 1.8%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,000,000 992,500
8.95%, 10/15/2032 (a) 350,000 388,500
1,381,000

44 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 90,200 91,779
BELARUS 1.1%
Republic of Belarus
Ministry of Finance
5.88%, 2/24/2026 (a) 450,000 435,178
6.38%, 2/24/2031 (a) 450,000 428,103
863,281
BELIZE 0.2%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e)(f) 460,172 177,349
BENIN 1.2%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 634,000 762,531
6.88%, 1/19/2052 (a) 100,000 126,234
888,765
BRAZIL 5.2%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,726,975
10.00%, 1/1/2031 6,431,000 1,249,696
3,976,671
COLOMBIA 1.9%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 206,846
7.00%, 6/30/2032 4,119,900,000 1,078,374
7.25%, 10/18/2034 660,300,000 173,315
1,458,535
CZECH REPUBLIC 0.8%
Czech Republic
Reg. S, 1.00%,
6/26/2026 CZK 6,820,000 308,985
1.50%, 4/24/2040 8,240,000 339,622
648,607
DOMINICAN REPUBLIC 1.1%
Dominican Republic
Government Bond
Reg. S, 5.95%,
1/25/2027 544,000 617,440
5.30%, 1/21/2041 (a) 211,000 214,482
831,922
ECUADOR 0.6%
Republic of Ecuador
0.00%, 7/31/2030 (a) 106,139 57,846
0.50%, 7/31/2030 (a)(e) 357,333 298,373
Reg. S, 0.50%,
7/31/2030 (e) 34,000 28,390
0.50%, 7/31/2035 (a)(e) 113,689 77,309
461,918
EGYPT 3.0%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 633,750
7.60%, 3/1/2029 (a) 489,000 530,052
5.63%, 4/16/2030 (a) EUR 668,000 805,416
Foreign Government Securities
Principal
Amount ($) Value ($)
EGYPT
Arab Republic of Egypt
Reg. S, 8.88%,
5/29/2050 350,000 367,800
2,337,018
EL SALVADOR 1.5%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 310,000 319,238
Reg. S, 8.63%,
2/28/2029 737,000 824,703
1,143,941
GEORGIA 0.4%
Georgia Government
Bond, 2.75%, 4/22/2026
(a) 319,000 319,849
GHANA 1.7%
Republic of Ghana
7.75%, 4/7/2029 (a) 562,000 574,223
8.63%, 4/7/2034 (a) 423,000 436,223
8.63%, 6/16/2049 (a) 267,000 258,990
1,269,436
INDONESIA 3.0%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 419,065
7.00%, 9/15/2030 14,952,000,000 1,067,259
6.50%, 2/15/2031 12,205,000,000 845,605
2,331,929
IRAQ 1.2%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 460,000 467,682
Reg. S, 5.80%,
1/15/2028 473,375 456,381
924,063
IVORY COAST 0.6%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a) EUR 120,000 144,798
Reg. S, 6.88%,
10/17/2040 250,000 324,764
469,562
MALAYSIA 1.9%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 3,615,000 931,560
3.76%, 5/22/2040 2,325,000 537,672
1,469,232
MEXICO 6.7%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 76,643,000 3,749,291
7.50%, 6/3/2027 8,145,700 426,840
8.50%, 5/31/2029 9,664,600 531,460
7.75%, 5/29/2031 8,055,100 421,929
5,129,520

Nationwide Emerging Markets Debt Fund - April 30, 2021 (Unaudited) - Statement of Investments - 45
Foreign Government Securities
Principal
Amount ($) Value ($)
MOROCCO 1.0%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 670,000 755,711
NIGERIA 1.0%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 426,562
7.14%, 2/23/2030 (a) 297,000 314,523
741,085
PAKISTAN 0.6%
Islamic Republic of
Pakistan
7.38%, 4/8/2031 (a) 246,000 258,300
8.88%, 4/8/2051 (a) 200,000 214,284
472,584
PARAGUAY 0.5%
Republic of Paraguay,
5.40%, 3/30/2050 (a) 314,000 353,724
PERU 0.5%
Bonos de la Tesoreria ,
5.35%, 8/12/2040 PEN 1,751,000 408,721
QATAR 3.4%
State of Qatar
4.50%, 4/23/2028 (a) 922,000 1,075,255
Reg. S, 4.82%,
3/14/2049 1,230,000 1,510,022
2,585,277
ROMANIA 1.3%
Romania Government
Bond
5.00%, 2/12/2029 RON 250,000 69,652
3.65%, 9/24/2031 2,155,000 542,456
4.75%, 10/11/2034 1,590,000 421,653
1,033,761
RUSSIA 3.7%
Russian Federation
7.75%, 9/16/2026 RUB 125,973,000 1,763,815
6.90%, 5/23/2029 83,459,000 1,111,958
2,875,773
SAUDI ARABIA 0.4%
Kingdom of Saudi
Arabia, Reg. S, 4.63%,
10/4/2047 270,000 307,457
SERBIA 1.0%
Republic of Serbia
1.50%, 6/26/2029 (a) EUR 358,000 426,016
1.65%, 3/3/2033 (a) 300,000 347,456
773,472
SOUTH AFRICA 4.8%
Republic of South Africa
8.25%, 3/31/2032 ZAR 27,346,000 1,659,423
9.00%, 1/31/2040 35,915,000 2,048,387
3,707,810
Foreign Government Securities
Principal
Amount ($) Value ($)
THAILAND 2.2%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (g) THB 41,289,097 1,297,492
3.78%, 6/25/2032 10,456,000 396,645
1,694,137
TURKEY 1.0%
Republic of Turkey
6.13%, 10/24/2028 330,000 325,099
7.63%, 4/26/2029 400,000 424,960
750,059
UKRAINE 2.4%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,298,000 1,380,454
Reg. S, 7.38%,
9/25/2032 466,000 470,660
1,851,114
UNITED ARAB EMIRATES 1.4%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 680,000 697,000
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 376,822
1,073,822
URUGUAY 2.5%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 335,722
4.38%, 12/15/2028 (g) 58,335,459 1,581,657
1,917,379
UZBEKISTAN 1.1%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 305,931
3.70%, 11/25/2030 (a) 325,000 322,963
Reg. S, 3.70%,
11/25/2030 200,000 198,747
827,641
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 45,390
Total Foreign Government Securities
(cost $50,994,833) 50,906,746
Total Investments
(cost $73,769,844) — 96.9% 74,510,613
Other assets in excess of liabilities — 3.1% 2,390,235
NET ASSETS — 100.0%
$ 76,900,848

46 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at April 30, 2021 was $24,051,564 which
represents 31.28% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2021.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2021. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at April 30, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(g) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

Nationwide Emerging Markets Debt Fund - April 30, 2021 (Unaudited) - Statement of Investments - 47
Forward Foreign Currency Contracts outstanding as of April 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CNY 16,500,000 USD 2,502,957 Credit Agricole Securities USA,
Inc.
**
7/9/2021 34,843
CZK 64,867,057 USD 2,968,407 Barclays Bank plc 7/9/2021 47,351
IDR 14,000,000,000 USD 943,225 Royal Bank of Canada
**
7/9/2021 19,863
INR 167,740,000 USD 2,199,552 Barclays Bank plc
**
7/9/2021 41,963
USD 1,517,165 COP 5,570,000,000 Royal Bank of Canada
**
7/9/2021 37,930
USD 443,417 MXN 8,900,000 Credit Agricole Securities USA,
Inc. 7/9/2021 7,408
USD 1,580,702 MXN 32,130,000 HSBC Bank plc 7/9/2021 6,660
USD 1,343,689 PEN 4,865,000 HSBC Bank plc
**
7/9/2021 57,639
USD 308,930 CZK 6,600,000 Credit Lyonnais 7/29/2021 2,083
Total unrealized appreciation 255,740
USD 1,951,683 BRL 11,205,000 HSBC Bank plc
**
7/8/2021 (98,917)
COP 1,450,000,000 USD 389,131 RBC Capital Markets LLC
**
7/9/2021 (4,052)
USD 5,538,396 EUR 4,644,592 Credit Agricole Securities USA,
Inc. 7/9/2021 (53,480)
USD 226,407 HUF 68,300,000 Credit Agricole Securities USA,
Inc. 7/9/2021 (1,468)
USD 1,729,472 PLN 6,630,000 JPMorgan Chase Bank 7/9/2021 (19,500)
USD 467,563 RUB 36,500,000 HSBC Bank plc
**
7/9/2021 (13,269)
USD 1,108,176 THB 35,100,000 JPMorgan Chase Bank 7/9/2021 (18,659)
USD 1,757,566 ZAR 25,880,000 HSBC Bank plc 7/9/2021 (10,268)
Total unrealized depreciation (219,613)
Net unrealized appreciation 36,127
** Non-deliverable forward.
Currency:
BRL Brazilian real
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
RUB Russian ruble
THB Thai baht
USD United States dollar
ZAR South African rand
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 0.8%
Commercial Services & Supplies 0.8%
Brambles Ltd. 56,676 454,368
AUSTRIA 0.9%
Banks 0.9%
Erste Group Bank AG 16,047 570,845
BELGIUM 1.0%
Banks 1.0%
KBC Group NV * 8,093 628,943
CHINA 3.2%
Automobiles 0.5%
Li Auto, Inc., ADR *(a) 15,750 310,905
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 1.0%
Ping An Insurance Group Co.
of China Ltd., Class H 57,000 622,780
Interactive Media & Services 1.7%
Tencent Holdings Ltd. 12,500 999,663
1,933,348
DENMARK 1.1%
Biotechnology 1.1%
Genmab A/S * 1,785 658,535
FINLAND 1.0%
Oil, Gas & Consumable Fuels 1.0%
Neste OYJ 10,070 610,990
FRANCE 2.0%
Auto Components 0.9%
Cie Generale des
Etablissements Michelin
SCA 3,845 556,198
Banks 1.1%
Societe Generale SA * 22,147 630,476
1,186,674
INDIA 1.3%
Banks 1.3%
Axis Bank Ltd., GDR Reg. S * 15,978 758,141
INDONESIA 1.0%
Banks 1.0%
Bank Mandiri Persero Tbk . PT 1,403,400 599,207
ITALY 1.0%
Electrical Equipment 1.0%
Prysmian SpA 19,577 612,865
JAPAN 6.4%
Diversified Financial Services 0.9%
ORIX Corp. 33,600 543,244
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 13,600 342,445
Entertainment 0.9%
Nintendo Co. Ltd. 900 515,627
Common Stocks
Shares Value ($)
JAPAN
Household Durables 2.2%
Sony Group Corp. 13,200 1,321,114
Pharmaceuticals 1.1%
Takeda Pharmaceutical Co.
Ltd. 20,459 684,269
Professional Services 0.7%
TechnoPro Holdings, Inc. 6,100 448,520
3,855,219
NETHERLANDS 1.7%
Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize
NV 12,343 332,223
Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV 3,678 708,052
1,040,275
NORWAY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Equinor ASA 44,284 895,726
SWITZERLAND 2.6%
Health Care Equipment & Supplies 1.1%
Alcon, Inc. * 8,498 637,911
Insurance 1.5%
Zurich Insurance Group AG 2,255 925,421
1,563,332
UNITED KINGDOM 9.9%
Chemicals 2.1%
Linde plc 4,525 1,293,426
Diversified Telecommunication Services 1.5%
BT Group plc * 392,546 894,026
Electronic Equipment, Instruments & Components 1.3%
Spectris plc 17,747 798,266
Paper & Forest Products 0.8%
Mondi plc 17,204 466,698
Personal Products 1.3%
Unilever plc 13,428 784,293
Software 1.3%
Sage Group plc (The) 90,909 800,802
Trading Companies & Distributors 1.6%
Ashtead Group plc 14,695 943,627
5,981,138
UNITED STATES 63.1%
Airlines 2.2%
Southwest Airlines Co. * 21,643 1,358,748
Auto Components 2.3%
Aptiv plc * 9,652 1,388,826
Banks 1.8%
Wells Fargo & Co. 24,671 1,111,429
Biotechnology 2.0%
AbbVie, Inc. 5,329 594,184
BioMarin Pharmaceutical,
Inc. * 4,369 340,432

Nationwide Global Sustainable Equity Fund - April 30, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Mirati Therapeutics, Inc. * 1,483 246,504
1,181,120
Capital Markets 3.5%
Ameriprise Financial, Inc. 4,098 1,058,923
T. Rowe Price Group, Inc. 5,795 1,038,464
2,097,387
Chemicals 1.7%
Ecolab, Inc. 4,624 1,036,331
Commercial Services & Supplies 2.2%
Montrose Environmental
Group, Inc. * 13,164 713,621
MSA Safety, Inc. 3,915 629,375
1,342,996
Communications Equipment 0.9%
Ciena Corp. * 11,115 560,974
Electrical Equipment 0.7%
Shoals Technologies Group,
Inc., Class A * 13,428 430,636
Electronic Equipment, Instruments & Components 2.7%
Keysight Technologies, Inc. * 3,433 495,554
National Instruments Corp. 13,096 542,305
Trimble, Inc. * 7,400 606,800
1,644,659
Entertainment 1.2%
Electronic Arts, Inc. 4,968 705,853
Equity Real Estate Investment Trusts (REITs) 1.2%
AvalonBay Communities, Inc. 3,700 710,400
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 2,257 839,807
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc. 4,435 488,826
Medtronic plc 4,400 576,048
1,064,874
Health Care Providers & Services 2.9%
Laboratory Corp. of America
Holdings * 1,918 509,939
UnitedHealth Group, Inc. 3,053 1,217,536
1,727,475
Hotels, Restaurants & Leisure 1.6%
Vail Resorts, Inc. * 2,974 967,026
Household Products 0.9%
Procter & Gamble Co. (The) 3,993 532,746
Insurance 1.4%
Marsh & McLennan Cos., Inc. 6,436 873,365
Interactive Media & Services 1.1%
Twitter, Inc. * 12,520 691,354
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. * 620 2,149,800
IT Services 4.0%
Akamai Technologies, Inc. * 14,345 1,559,301
Visa, Inc., Class A 3,767 879,821
2,439,122
Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc.,
Class A * 1,604 1,010,728
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Maravai LifeSciences
Holdings, Inc., Class A * 13,280 516,725
1,527,453
Machinery 3.0%
AGCO Corp. 6,511 950,085
Ingersoll Rand, Inc. * 16,943 837,154
1,787,239
Oil, Gas & Consumable Fuels 1.3%
Hess Corp. 10,347 770,955
Pharmaceuticals 0.6%
Eli Lilly & Co. 2,015 368,282
Road & Rail 0.9%
Lyft, Inc., Class A * 10,030 558,270
Semiconductors & Semiconductor Equipment 1.9%
Micron Technology, Inc. * 9,689 833,932
Universal Display Corp. 1,406 314,508
1,148,440
Software 7.3%
Cadence Design Systems,
Inc. * 5,420 714,193
Microsoft Corp. 8,520 2,148,574
PTC, Inc. * 4,414 577,969
salesforce.com, Inc. * 1,975 454,882
VMware, Inc., Class A *(a) 3,715 597,483
4,493,101
Specialty Retail 3.3%
Lowe's Cos., Inc. 4,143 813,064
TJX Cos., Inc. (The) 16,638 1,181,298
1,994,362
Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp. * 10,256 724,381
38,227,411
Total Common Stocks
(cost $37,926,103) 59,577,017
Short-Term Investment 1.5%
Money Market Fund 1.5%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (b)(c) 906,213 906,213
Total Short-Term Investment
(cost $906,213) 906,213
Total Investments
(cost $38,832,316)   — 100.0% 60,483,230
Other assets in excess of liabilities — 0.0%
†
10,823
NET ASSETS — 100.0%
$ 60,494,053
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.

50 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
(a) The security or a portion of this security is on loan at April 30,
2021. The total value of securities on loan at April 30, 2021 was $884,958, which was collateralized by cash used to
purchase a money market fund with a value of $906,213.
(b) Represents 7-day effective yield as of April 30, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $906,213.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - April 30, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks 99.1%
Shares Value ($)
AUSTRALIA 3.9%
Chemicals 0.2%
Nufarm Ltd. * 340,956 1,375,832
Containers & Packaging 0.4%
Orora Ltd. 1,139,654 2,794,221
Energy Equipment & Services 0.1%
Worley Ltd. 79,565 661,641
Hotels, Restaurants & Leisure 0.2%
Domino's Pizza Enterprises
Ltd. 13,330 1,093,183
Insurance 0.4%
AUB Group Ltd. 178,810 2,812,497
IT Services 0.5%
Tyro Payments Ltd. *(a) 1,275,494 3,670,378
Metals & Mining 1.4%
Alumina Ltd. 496,656 659,119
Bellevue Gold Ltd. *(a) 832,484 599,431
IGO Ltd. 136,343 784,147
Lynas Rare Earths Ltd. * 164,911 696,937
Mineral Resources Ltd. 73,122 2,694,568
Northern Star Resources Ltd. 303,531 2,435,351
OZ Minerals Ltd. 67,156 1,230,465
Pilbara Minerals Ltd. * 865,784 758,036
9,858,054
Oil, Gas & Consumable Fuels 0.1%
Beach Energy Ltd. 559,681 544,252
Whitehaven Coal Ltd. * 442,688 436,984
981,236
Software 0.3%
Altium Ltd. 79,517 1,808,316
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.
(a) 115,204 1,914,072
26,969,430
AUSTRIA 0.7%
Banks 0.5%
BAWAG Group AG Reg. S (b) 71,679 3,871,588
Construction Materials 0.2%
Wienerberger AG 33,862 1,327,691
5,199,279
BELGIUM 0.9%
Air Freight & Logistics 0.4%
bpost SA * 275,708 2,931,066
Diversified Financial Services 0.5%
KBC Ancora * 83,755 3,656,162
6,587,228
BRAZIL 1.6%
IT Services 1.0%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,283,600 6,798,386
Road & Rail 0.2%
Rumo SA * 334,400 1,231,211
Common Stocks
Shares Value ($)
BRAZIL
Software 0.4%
TOTVS SA 539,700 3,089,933
11,119,530
CANADA 2.8%
Chemicals 0.3%
EcoSynthetix , Inc. * 532,422 1,966,559
Entertainment 0.5%
Boat Rocker Media, Inc. * 464,315 3,244,898
IT Services 1.1%
Nuvei Corp. Reg. S *(b) 119,352 8,328,382
Software 0.9%
Lightspeed POS, Inc. * 53,395 3,728,506
Lightspeed POS, Inc. * 35,756 2,496,126
19,764,471
CAYMAN ISLANDS 0.2%
Capital Markets 0.2%
Patria Investments Ltd., Class
A * 90,977 1,260,031
CHINA 5.5%
Auto Components 0.5%
Minth Group Ltd. 474,906 1,926,873
Ningbo Joyson Electronic
Corp., Class A 653,652 1,828,600
3,755,473
Automobiles 0.2%
Niu Technologies, ADR *(a) 37,292 1,393,229
Biotechnology 1.0%
Gracell Biotechnologies, Inc.,
ADR *(a) 20,186 245,865
Zai Lab Ltd., ADR * 40,379 6,711,394
6,957,259
Chemicals 0.0%
†
Sinopec Shanghai
Petrochemical Co. Ltd.,
Class H 116,000 28,773
Diversified Financial Services 0.0%
†
Bairong , Inc. Reg. S *(b) 58,000 148,589
Electronic Equipment, Instruments & Components 0.9%
Kingboard Holdings Ltd. 867,294 5,120,171
Wuhan Raycus Fiber Laser
Technologies Co. Ltd.,
Class A 67,500 941,047
6,061,218
Independent Power and Renewable Electricity Producers
0.7%
China Longyuan Power
Group Corp. Ltd., Class H 3,417,245 5,011,137
Interactive Media & Services 0.2%
Tongdao Liepin Group Reg.
S *(a) 412,400 1,383,724
Internet & Direct Marketing Retail 0.1%
Tongcheng-Elong Holdings
Ltd. Reg. S * 263,600 659,390

52 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
CHINA
Machinery 1.2%
Airtac International Group 67,822 2,888,659
Estun Automation Co. Ltd.,
Class A * 505,000 2,511,698
Precision Tsugami China
Corp. Ltd. Reg. S 1,523,000 2,137,138
7,537,495
Real Estate Management & Development 0.6%
Times China Holdings Ltd. 3,155,389 4,494,489
Software 0.1%
Linklogis , Inc., Class B Reg.
S *(b) 173,337 535,559
Venustech Group, Inc., Class
A 101,800 477,263
1,012,822
38,443,598
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd. 218,825 617,762
DENMARK 2.3%
Beverages 0.3%
Royal Unibrew A/S 19,494 2,377,806
Biotechnology 1.0%
Ascendis Pharma A/S, ADR * 32,474 4,707,756
Zealand Pharma A/S * 48,972 1,611,720
6,319,476
Marine 0.5%
Dfds A/S * 62,240 3,676,999
Software 0.5%
Netcompany Group A/S Reg.
S (b) 34,639 3,595,643
15,969,924
EGYPT 0.1%
Metals & Mining 0.1%
Centamin plc 687,939 1,021,187
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F 15,702 1,247,474
FINLAND 1.4%
Chemicals 0.2%
Kemira OYJ 90,106 1,473,761
Machinery 0.5%
Cargotec OYJ, Class B 62,585 3,627,842
Real Estate Management & Development 0.7%
Kojamo OYJ 218,635 4,741,665
9,843,268
FRANCE 6.9%
Auto Components 0.3%
Faurecia SE 37,198 2,007,326
Capital Markets 0.3%
Rothschild & Co. 66,502 2,367,349
Construction Materials 0.3%
Imerys SA 13,488 701,818
Common Stocks
Shares Value ($)
FRANCE
Construction Materials
Vicat SA 24,665 1,238,838
1,940,656
Equity Real Estate Investment Trusts (REITs) 0.3%
Mercialys SA 164,952 2,107,706
Gas Utilities 0.4%
Rubis SCA 63,805 2,994,921
Hotels, Restaurants & Leisure 0.8%
Elior Group SA Reg. S *(b) 682,392 5,650,244
Household Durables 0.5%
Kaufman & Broad SA 74,599 3,391,203
Media 1.9%
Criteo SA, ADR * 171,847 6,827,482
JCDecaux SA * 234,137 5,960,887
12,788,369
Real Estate Management & Development 0.8%
Nexity SA 109,039 5,913,114
Semiconductors & Semiconductor Equipment 0.4%
SOITEC * 13,743 2,776,331
Specialty Retail 0.9%
Maisons du Monde SA Reg.
S (b) 247,068 6,004,981
47,942,200
GERMANY 2.0%
Health Care Equipment & Supplies 0.3%
STRATEC SE 17,120 2,426,185
Industrial Conglomerates 0.3%
Rheinmetall AG 21,860 2,278,381
Life Sciences Tools & Services 0.6%
Gerresheimer AG 35,136 3,786,621
Metals & Mining 0.5%
Aurubis AG 21,102 1,814,447
thyssenkrupp AG * 73,902 988,205
2,802,652
Professional Services 0.3%
Bertrandt AG 42,508 2,362,744
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 10,699 263,399
13,919,982
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd. * 154,355 441,455
GREECE 0.5%
Diversified Telecommunication Services 0.5%
Hellenic Telecommunications
Organization SA 193,845 3,281,830
HONG KONG 2.1%
Banks 0.6%
Dah Sing Financial Holdings
Ltd. 1,264,000 4,089,932
Diversified Telecommunication Services 0.3%
HKBN Ltd. 1,514,000 2,217,390

Nationwide International Small Cap Fund - April 30, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
HONG KONG
Hotels, Restaurants & Leisure 0.4%
Mandarin Oriental
International Ltd. * 1,497,100 2,919,719
IT Services 0.4%
SUNeVision Holdings Ltd. 2,703,611 2,782,926
Pharmaceuticals 0.1%
Hutchison China MediTech
Ltd., ADR * 16,340 462,259
Real Estate Management & Development 0.3%
Hysan Development Co. Ltd. 614,484 2,313,910
14,786,136
INDIA 0.0%
†
Auto Components 0.0%
†
Tube Investments of India
Ltd. 16,536 275,437
IRELAND 1.7%
Banks 0.8%
AIB Group plc * 2,053,022 6,005,841
Trading Companies & Distributors 0.9%
AerCap Holdings NV * 102,591 5,975,926
11,981,767
ISRAEL 0.5%
Real Estate Management & Development 0.5%
Melisron Ltd. * 55,377 3,345,893
ITALY 4.3%
Automobiles 0.1%
Piaggio & C SpA (a) 211,206 820,071
Capital Markets 0.6%
Banca Generali SpA 101,086 3,875,895
Construction Materials 0.3%
Buzzi Unicem SpA 76,729 2,053,479
Energy Equipment & Services 0.1%
Saipem SpA (a) 225,382 520,330
Gas Utilities 0.5%
Italgas SpA 499,222 3,258,521
Hotels, Restaurants & Leisure 0.4%
Autogrill SpA *(a) 369,804 3,059,442
Machinery 0.6%
Interpump Group SpA 75,258 4,009,960
Textiles, Apparel & Luxury Goods 1.5%
Brunello Cucinelli SpA *(a) 51,409 2,621,122
OVS SpA Reg. S *(a)(b) 2,384,807 4,829,602
Salvatore Ferragamo SpA
*(a) 162,529 3,484,892
10,935,616
Transportation Infrastructure 0.2%
Enav SpA Reg. S (b) 262,535 1,221,196
29,754,510
JAPAN 17.2%
Air Freight & Logistics 0.3%
Kintetsu World Express, Inc. 90,700 2,183,717
Common Stocks
Shares Value ($)
JAPAN
Auto Components 0.7%
Ichikoh Industries Ltd. 57,900 371,610
Musashi Seimitsu Industry
Co. Ltd. 203,700 3,558,318
Nifco, Inc. 27,300 932,300
4,862,228
Banks 1.1%
Bank of Kyoto Ltd. (The) 52,716 2,828,144
Fukuoka Financial Group, Inc. 82,400 1,403,609
Shiga Bank Ltd. (The) 176,900 3,490,783
7,722,536
Beverages 0.2%
Ito En Ltd. 30,000 1,661,339
Building Products 0.1%
Nitto Boseki Co. Ltd. 26,000 916,296
Chemicals 0.4%
Tokyo Ohka Kogyo Co. Ltd. 44,230 2,929,912
Electrical Equipment 0.3%
Ushio, Inc. 150,000 1,989,806
Electronic Equipment, Instruments & Components 0.4%
Taiyo Yuden Co. Ltd. 54,080 2,466,220
Entertainment 0.1%
Square Enix Holdings Co.
Ltd. 9,400 523,128
Equity Real Estate Investment Trusts (REITs) 0.7%
Comforia Residential REIT,
Inc. 883 2,830,062
Fukuoka REIT Corp. 1,067 1,749,895
4,579,957
Food & Staples Retailing 0.8%
Kobe Bussan Co. Ltd. 67,800 1,813,445
Sundrug Co. Ltd. 103,800 3,539,038
5,352,483
Food Products 0.6%
Itoham Yonekyu Holdings,
Inc. 216,900 1,395,650
Kagome Co. Ltd. 22,200 636,988
Nichirei Corp. 89,200 2,252,969
4,285,607
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 127,300 3,428,710
Jeol Ltd. 20,800 1,171,132
4,599,842
Household Durables 0.9%
Open House Co. Ltd. 65,400 2,721,151
Sumitomo Forestry Co. Ltd. 143,000 3,313,227
6,034,378
Insurance 0.4%
Lifenet Insurance Co. * 255,600 3,055,302
Interactive Media & Services 0.7%
Dip Corp. 171,500 4,734,569
giftee , Inc. * 9,600 283,552
5,018,121
IT Services 0.6%
Comture Corp. 35,912 867,212
GMO internet, Inc. 37,500 1,108,064
Hennge KK *(a) 7,400 524,081

54 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
IT Services
NET One Systems Co. Ltd. 37,310 1,223,796
TechMatrix Corp. 37,700 725,504
4,448,657
Machinery 2.1%
Amada Co. Ltd. 295,300 3,198,658
Hino Motors Ltd. 177,300 1,485,370
MINEBEA MITSUMI, Inc. 128,800 3,233,048
Nippon Thompson Co. Ltd. 400,700 2,371,577
THK Co. Ltd. 104,700 3,565,886
13,854,539
Media 1.2%
CyberAgent , Inc. 16,672 342,157
Hakuhodo DY Holdings, Inc. 311,654 5,253,243
Nippon Television Holdings,
Inc. 232,973 3,049,455
8,644,855
Metals & Mining 0.1%
Mitsubishi Materials Corp. 27,700 620,966
Multiline Retail 0.4%
Ryohin Keikaku Co. Ltd. 135,300 2,849,107
Oil, Gas & Consumable Fuels 0.1%
Japan Petroleum Exploration
Co. Ltd. 29,900 552,259
Personal Products 0.3%
Fancl Corp. 62,800 2,052,539
Real Estate Management & Development 1.0%
Heiwa Real Estate Co. Ltd. 87,700 2,983,241
Tokyo Tatemono Co. Ltd. 289,100 4,269,682
7,252,923
Road & Rail 0.4%
Fukuyama Transporting Co.
Ltd. 27,600 1,056,450
Hitachi Transport System Ltd. 39,400 1,224,079
Nikkon Holdings Co. Ltd. 39,500 826,247
3,106,776
Semiconductors & Semiconductor Equipment 0.6%
SUMCO Corp. 123,300 3,186,094
Tri Chemical Laboratories,
Inc. 32,000 1,065,891
4,251,985
Software 1.0%
Chatwork Co. Ltd. *(a) 57,100 669,027
Freee KK * 39,200 3,305,562
Money Forward, Inc. * 26,171 1,398,403
Plaid, Inc. *(a) 8,550 348,678
Sansan , Inc. * 18,169 1,495,882
7,217,552
Textiles, Apparel & Luxury Goods 0.8%
Asics Corp. 372,200 5,913,096
Transportation Infrastructure 0.2%
Japan Airport Terminal Co.
Ltd. 34,200 1,534,963
120,481,089
JERSEY 0.9%
Capital Markets 0.9%
Sanne Group plc 727,908 6,494,442
Common Stocks
Shares Value ($)
KAZAKHSTAN 0.3%
Metals & Mining 0.1%
KAZ Minerals plc 66,569 780,279
Oil, Gas & Consumable Fuels 0.2%
NAC Kazatomprom JSC,
GDR Reg. S 39,677 1,081,442
1,861,721
LUXEMBOURG 0.5%
Banks 0.5%
Addiko Bank AG 197,508 3,240,550
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,656,200 1,388,556
MEXICO 0.5%
Real Estate Management & Development 0.5%
Corp. Inmobiliaria Vesta SAB
de CV 1,741,400 3,393,912
NETHERLANDS 3.3%
Biotechnology 0.4%
Merus NV * 97,576 2,043,241
ProQR Therapeutics NV * 121,536 755,954
2,799,195
Chemicals 0.3%
Corbion NV 41,212 2,414,508
Construction & Engineering 0.3%
Boskalis Westminster * 60,325 1,925,705
Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b) 2,218,775 2,127,958
Semiconductors & Semiconductor Equipment 0.9%
ASM International NV 12,679 3,857,544
BE Semiconductor Industries
NV 34,271 2,775,284
6,632,828
Trading Companies & Distributors 1.1%
IMCD NV 48,708 7,081,616
22,981,810
NEW ZEALAND 0.5%
Construction Materials 0.1%
Fletcher Building Ltd. 186,181 968,299
Equity Real Estate Investment Trusts (REITs) 0.4%
Kiwi Property Group Ltd. 3,133,170 2,847,502
3,815,801
NORWAY 0.7%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 48,868 1,233,696
Energy Equipment & Services 0.1%
Aker Solutions ASA Reg. S * 591,664 1,034,209
Food Products 0.4%
Salmar ASA 38,717 2,684,039
4,951,944
PHILIPPINES 0.2%
Hotels, Restaurants & Leisure 0.2%
Bloomberry Resorts Corp. * 10,711,400 1,445,910

Nationwide International Small Cap Fund - April 30, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
RUSSIA 0.1%
Internet & Direct Marketing Retail 0.1%
Ozon Holdings plc, ADR *(a) 8,439 524,821
SINGAPORE 0.2%
Transportation Infrastructure 0.2%
SATS Ltd. * 449,700 1,371,296
SOUTH KOREA 0.7%
Auto Components 0.2%
SNT Motiv Co. Ltd. 30,404 1,669,259
Semiconductors & Semiconductor Equipment 0.4%
Koh Young Technology, Inc. 96,540 2,409,011
Software 0.1%
Douzone Bizon Co. Ltd. 13,129 992,898
5,071,168
SPAIN 2.7%
Banks 0.6%
Bankinter SA 714,232 3,914,348
Electric Utilities 0.6%
Acciona SA 22,986 3,998,133
Equity Real Estate Investment Trusts (REITs) 0.2%
Arima Real Estate SOCIMI
SA * 144,685 1,617,285
Food Products 0.6%
Ebro Foods SA 93,897 1,921,632
Viscofan SA 36,137 2,472,643
4,394,275
Hotels, Restaurants & Leisure 0.5%
Melia Hotels International SA
*(a) 410,988 3,366,812
Insurance 0.2%
Linea Directa Aseguradora
SA Cia de Seguros y
Reaseguros * 714,232 1,399,657
18,690,510
SWEDEN 4.6%
Aerospace & Defense 0.2%
Saab AB, Class B 42,372 1,255,406
Construction & Engineering 0.3%
Peab AB, Class B * 55,941 807,081
Sweco AB, Class B (a) 53,679 957,609
1,764,690
Containers & Packaging 0.6%
BillerudKorsnas AB 196,783 4,020,035
Hotels, Restaurants & Leisure 0.2%
SkiStar AB * 77,696 1,176,803
Industrial Conglomerates 0.1%
Nolato AB, Class B * 6,392 631,585
Leisure Products 0.4%
Thule Group AB Reg. S (b) 68,950 3,140,088
Machinery 1.1%
Trelleborg AB, Class B 318,664 8,307,003
Real Estate Management & Development 1.1%
Catena AB 91,949 4,461,111
Common Stocks
Shares Value ($)
SWEDEN
Real Estate Management & Development
Fastighets AB Balder, Class
B * 57,700 3,329,317
7,790,428
Trading Companies & Distributors 0.6%
AddTech AB, Class B 69,818 1,219,897
Beijer Ref AB (a) 55,920 868,960
Indutrade AB 70,684 1,847,428
3,936,285
32,022,323
SWITZERLAND 3.4%
Construction & Engineering 0.1%
Implenia AG (Registered) * 24,075 701,000
Consumer Finance 0.4%
Cembra Money Bank AG 25,815 2,805,060
Life Sciences Tools & Services 1.5%
Siegfried Holding AG
(Registered) * 5,896 5,422,900
Tecan Group AG (Registered) 10,249 4,991,149
10,414,049
Machinery 0.6%
VAT Group AG Reg. S (b) 15,006 4,297,898
Specialty Retail 0.8%
Dufry AG (Registered) *(a) 81,674 5,374,511
23,592,518
TAIWAN 3.4%
Communications Equipment 0.2%
Accton Technology Corp. 145,853 1,658,275
Electronic Equipment, Instruments & Components 0.4%
Chroma ATE, Inc. 190,209 1,333,384
ITEQ Corp. 229,389 1,208,379
2,541,763
Machinery 0.4%
Hiwin Technologies Corp. 187,427 2,878,373
Semiconductors & Semiconductor Equipment 2.4%
Advanced Wireless
Semiconductor Co. 275,543 1,554,291
Alchip Technologies Ltd. 49,000 866,401
ASMedia Technology, Inc. 15,687 666,721
Formosa Sumco Technology
Corp. 732,801 5,077,985
LandMark Optoelectronics
Corp. 59,000 524,132
Realtek Semiconductor Corp.
* 180,229 3,463,557
Sino-American Silicon
Products, Inc. 623,000 4,389,265
16,542,352
23,620,763
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 143,453 868,665

56 - Statement of Investments - April 30, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES 0.9%
IT Services 0.9%
Network International
Holdings plc Reg. S *(b) 1,067,096 6,187,786
UNITED KINGDOM 20.0%
Aerospace & Defense 0.4%
Meggitt plc * 192,881 1,240,861
QinetiQ Group plc 157,925 723,972
Ultra Electronics Holdings plc 19,282 538,394
2,503,227
Airlines 0.4%
easyJet plc * 201,339 2,878,700
Beverages 0.1%
Britvic plc 56,196 684,769
Biotechnology 0.7%
Abcam plc * 226,303 4,793,545
Freeline Therapeutics
Holdings plc, ADR * 24,818 272,998
Immunocore Holdings plc,
ADR *(a) 4,000 161,440
5,227,983
Building Products 0.1%
Genuit Group plc 85,514 667,561
Capital Markets 2.8%
AJ Bell plc 402,384 2,466,741
Allfunds Group plc * 56,286 946,024
Intermediate Capital Group
plc 454,538 13,718,123
Ninety One plc 962,030 3,248,014
20,378,902
Chemicals 0.4%
Synthomer plc 384,166 2,697,638
Commercial Services & Supplies 0.3%
Smart Metering Systems plc 217,488 2,440,004
Construction & Engineering 0.2%
Balfour Beatty plc 272,455 1,174,895
John Laing Group plc Reg.
S (b) 124,640 529,074
1,703,969
Construction Materials 0.1%
Marshalls plc * 73,645 739,240
Electronic Equipment, Instruments & Components 0.9%
Spectris plc 144,767 6,511,671
Energy Equipment & Services 0.1%
Subsea 7 SA 61,690 626,787
Equity Real Estate Investment Trusts (REITs) 2.3%
Safestore Holdings plc 365,148 4,295,718
UNITE Group plc (The) 410,263 6,603,042
Workspace Group plc 458,464 5,191,007
16,089,767
Food Products 0.8%
Cranswick plc 51,674 2,661,516
Tate & Lyle plc 251,314 2,776,215
5,437,731
Health Care Equipment & Supplies 0.6%
ConvaTec Group plc Reg. S
(b) 1,394,161 4,203,874
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure 2.7%
Domino's Pizza Group plc 149,124 788,300
Restaurant Group plc (The) * 4,134,230 6,855,818
SSP Group plc * 1,505,994 6,662,112
Trainline plc Reg. S *(b) 718,021 4,537,548
18,843,778
Insurance 1.1%
Beazley plc * 796,451 3,725,511
Lancashire Holdings Ltd. 384,591 3,778,641
7,504,152
IT Services 0.8%
Softcat plc 208,650 5,529,924
Machinery 2.1%
IMI plc 348,404 7,672,957
Rotork plc 1,494,996 7,118,718
14,791,675
Media 0.4%
Hyve Group plc * 1,514,182 2,506,257
Multiline Retail 0.6%
B&M European Value Retail
SA 515,429 4,026,928
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc 220,393 516,782
Real Estate Management & Development 0.9%
Savills plc 383,123 6,321,415
Road & Rail 0.3%
National Express Group plc * 462,705 1,914,046
Specialty Retail 0.0%
†
Wickes Group plc * 64,115 221,321
Trading Companies & Distributors 0.3%
Grafton Group plc 52,482 864,438
Travis Perkins plc * 57,219 1,215,683
2,080,121
Water Utilities 0.5%
Pennon Group plc 225,819 3,224,460
140,272,682
UNITED STATES 0.9%
Biotechnology 0.1%
UroGen Pharma Ltd. *(a) 53,284 1,036,374
Building Products 0.5%
Caesarstone Ltd. 116,721 1,629,425
Reliance Worldwide Corp.
Ltd. 461,895 1,756,214
3,385,639
Semiconductors & Semiconductor Equipment 0.3%
ACM Research, Inc., Class
A * 9,895 781,210
Parade Technologies Ltd. 28,000 1,400,016
2,181,226
6,603,239
Total Common Stocks
(cost $518,519,860) 692,653,898

Nationwide International Small Cap Fund - April 30, 2021 (Unaudited) - Statement of Investments - 57
Exchange Traded Fund 0.1%
Shares Value ($)
UNITED STATES 0.1%
iShares MSCI EAFE Small-
Cap ETF 13,006 969,727
Total Exchange Traded Fund
(cost $938,067) 969,727
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0
Short-Term Investment 1.0%
Shares
Money Market Fund 1.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 7,164,459 7,164,459
Total Short-Term Investment
(cost $7,164,459) 7,164,459
Total Investments
(cost $526,622,386)  — 100.2% 700,788,084
Liabilities in excess of other assets
— (0.2)% (1,602,679)
NET ASSETS — 100.0%
$ 699,185,405
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2021. The total value of securities on loan at April 30,
2021 was $11,233,038, which was collateralized by cash
used to purchase a money market fund with a total value
of $7,164,459 and by $6,439,063 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 3.13%, and maturity dates ranging
from 7/31/2021 – 2/15/2049; a total value of $13,603,522.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at April 30, 2021 was $66,008,396 which
represents 9.44% of net assets.
(c) Represents 7-day effective yield as of April 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2021 was $7,164,459.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Assets:
Investment securities, at value
*
$ 303,817,791 $ 120,089,792
Cash 3,423,153 866,229
Cash pledged for swap contracts — 1,013,270
Restricted cash, collateral for forward foreign currency contracts — 300,000
Deposits with broker for futures contracts — —
Foreign currencies, at value 8,043 1,434,224
Interest and dividends receivable 209,986 1,615,879
Security lending income receivable 15,664 2,309
Receivable for investments sold — 2,072,599
Receivable for capital shares issued 181,625 13,941
Reclaims receivable 108,747 —
Receivable for variation margin on centrally cleared swap contracts — —
Unrealized appreciation on forward foreign currency contracts (Note
2) — —
Unrealized appreciation on unfunded commitments — 2
Due from broker — —
Due from custodian — 1,048,467
Reimbursement from affiliates (Note 3) 77,738 —
Receivable for reimbursement from investment adviser (Note 3) 20,576 14,203
Prepaid expenses 22,188 33,475
Total Assets 307,885,511 128,504,390
Liabilities:
Payable for investments purchased — 4,335,331
Payable for capital shares redeemed 3,749 34,210
Payable for variation margin on futures contracts — —
Payable for variation margin on centrally cleared swap contracts — 4,398
Unrealized depreciation on forward foreign currency contracts (Note
2) — 67,129
Payable upon return of securities loaned (Note 2) 1,312,818 1,361,040
Accrued expenses and other payables:
Investment advisory fees 174,606 65,080
Fund administration fees 55,814 52,751
Distribution fees 683 609
Administrative servicing fees 162,440 682
Accounting and transfer agent fees 1,270 1,653
Trustee fees 538 303
Deferred capital gain country tax — —
Custodian fees 2,679 2,682
Compliance program costs (Note 3) 47 18
Professional fees 13,107 24,252
Printing fees 52 17,034
Other 95 6,434
Total Liabilities 1,727,898 5,973,606
Net Assets $ 306,157,613 $ 122,530,784
* Includes value of securities on loan (Note 2) 1,222,762 1,345,306
Cost of investment securities 169,936,475 117,495,268
Cost of foreign currencies 7,930 1,435,895
Represented by:
Capital $ 158,286,138 $ 125,631,284
Total distributable earnings (loss) 147,871,475 (3,100,500)
Net Assets $ 306,157,613 $ 122,530,784

International Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 150,228,155 $ 214,171,778 $ 74,510,613 $ 60,483,230
5,358,672 2,587,468 1,185,822 834,168
4,079,499 — — —
— — — —
4,876,136 — — —
140,836 59,680 831,302 63,679
1,319,316 798,962 1,049,716 80,873
45 9,987 — 181
2,516,024 716,546 1,210,497 —
51,158 257,998 9,202 1,630
— 641,238 22,625 74,768
105,587 — — —
2,291 — 255,740 —
— — — —
— — 46,160 —
— — — —
— — — —
30,652 — 7,503 11,533
33,736 51,217 43,515 31,140
168,742,107 219,294,874 79,172,695 61,581,202
5,302,826 1,438,748 1,871,914 —
21,721 13,409 19,224 477
49,240 — — —
— — — —
25,444 — 219,613 —
— 8,270,002 — 906,213
73,434 128,612 44,679 37,257
53,468 54,865 51,426 51,057
600 2,294 23 11,169
6,277 17,132 69 16,900
2,888 2,648 1,848 2,261
403 492 196 126
— — 8,698 —
3,187 9,275 2,140 2,786
17 20 10 6
27,650 20,482 26,085 26,393
8,837 29,034 16,410 27,893
3,670 13,326 9,512 4,611
5,579,662 10,000,339 2,271,847 1,087,149
$ 163,162,445 $ 209,294,535 $ 76,900,848 $ 60,494,053
— 6,950,779 — 884,958
145,813,226 164,597,017 73,769,844 38,832,316
140,836 59,369 820,566 62,720
$ 162,632,453 $ 172,416,708 $ 76,385,662 $ 35,533,521
529,992 36,877,827 515,186 24,960,532
$ 163,162,445 $ 209,294,535 $ 76,900,848 $ 60,494,053

60 - Statements of Assets and Liabilities - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Net Assets:
Class A Shares $ 3,489,106 $ 1,085,789
Class C Shares — 470,844
Class M Shares — —
Class R6 Shares 9,772,974 118,884,754
Eagle Class Shares 9,631 —
Institutional Service Class Shares 292,885,902 2,089,397
Total $ 306,157,613 $ 122,530,784
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 111,241 111,570
Class C Shares — 48,437
Class M Shares — —
Class R6 Shares 309,504 12,201,050
Eagle Class Shares 298 —
Institutional Service Class Shares 9,079,980 214,490
Total 9,501,023 12,575,547
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 31.37(a) $ 9.73(b)
Class C Shares $ — $ 9.72(c)
Class M Shares $ — $ —
Class R6 Shares $ 31.58 $ 9.74
Eagle Class Shares $ 32.32 $ —
Institutional Service Class Shares $ 32.26 $ 9.74
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 33.28 $ 9.95
Maximum Sales Charge:
Class A Shares 5.75% 2.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - April 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 61
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 1,367,793 $ 4,337,860 $ 80,443 $ 45,044,364
368,262 1,685,210 7,799 2,314,088
— 180,975,405 — —
113,260,504 11,553,103 76,777,936 7,193,438
— — — —
48,165,886 10,742,957 34,670 5,942,163
$ 163,162,445 $ 209,294,535 $ 76,900,848 $ 60,494,053
130,293 473,173 8,118 1,885,956
35,125 188,001 793 104,005
— 19,684,793 — —
10,789,789 1,256,557 7,748,527 290,279
— — — —
4,589,990 1,169,024 3,500 239,691
15,545,197 22,771,548 7,760,938 2,519,931
$ 10.50(b) $ 9.17(a) $ 9.91(b) $ 23.88(a)
$ 10.48(c) $ 8.96(c) $ 9.83(c) $ 22.25(c)
$ — $ 9.19 $ — $ —
$ 10.50 $ 9.19 $ 9.91 $ 24.78
$ — $ — $ — $ —
$ 10.49 $ 9.19 $ 9.91 $ 24.79
$ 10.74 $ 9.73 $ 10.14 $ 25.34
2.25% 5.75% 2.25% 5.75%

62 - Statement of Assets and Liabilities - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Assets:
Investment securities, at value
*
$ 700,788,084
Cash 5,075,341
Foreign currencies, at value 106,005
Interest and dividends receivable 1,479,287
Security lending income receivable 16,182
Receivable for investments sold 1,641,321
Receivable for capital shares issued 218,813
Reclaims receivable 494,777
Receivable for reimbursement from investment adviser (Note 3) 10,414
Prepaid expenses 39,189
Total Assets 709,869,413
Liabilities:
Payable for investments purchased 2,177,812
Payable for capital shares redeemed 698,784
Payable upon return of securities loaned (Note 2) 7,164,459
Accrued expenses and other payables:
Investment advisory fees 543,061
Fund administration fees 62,255
Distribution fees 197
Administrative servicing fees 15,823
Accounting and transfer agent fees 83
Trustee fees 1,328
Custodian fees 5,724
Compliance program costs (Note 3) 34
Professional fees 1,481
Printing fees 11,306
Other 1,661
Total Liabilities 10,684,008
Net Assets $ 699,185,405
* Includes value of securities on loan (Note 2) 11,233,038
Cost of investment securities 526,622,386
Cost of foreign currencies 106,079
Represented by:
Capital $ 488,094,089
Total distributable earnings (loss) 211,091,316
Net Assets $ 699,185,405

International Funds - April 30, 2021 (Unaudited) - Statement of Assets and Liabilities - 63
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Net Assets:
Class A Shares $ 966,133
Class R6 Shares 658,872,130
Institutional Service Class Shares 39,347,142
Total $ 699,185,405
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 73,267
Class R6 Shares 49,698,192
Institutional Service Class Shares 2,972,313
Total 52,743,772
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13.19(a)
Class R6 Shares $ 13.26
Institutional Service Class Shares $ 13.24
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13.99
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

64 - Statements of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Dividend income $ 946,318 $ —
Income from securities lending (Note 2) 70,700 8,932
Interest income 2,253 3,816,196
Foreign tax withholding (124,455) (10,805)
Total Income 894,816 3,814,323
EXPENSES:
Investment advisory fees 1,008,002 388,290
Fund administration fees 75,012 56,963
Distribution fees Class A 3,320 1,540
Distribution fees Class C — 2,301
Administrative servicing fees Class A 1,062 123
Administrative servicing fees Class C — 138
Administrative servicing fees Eagle Class 1 —
Administrative servicing fees Institutional Service Class 349,327 896
Registration and filing fees 25,879 28,606
Professional fees 20,980 20,875
Printing fees 4,931 5,196
Trustee fees 4,440 1,857
Custodian fees 5,830 2,566
Accounting and transfer agent fees 2,710 6,813
Compliance program costs (Note 3) 504 211
Other 5,696 3,319
Total expenses before expenses reimbursed 1,507,694 519,694
Expenses reimbursed by adviser (Note 3) (113,091) (88,697)
Net Expenses 1,394,603 430,997
NET INVESTMENT INCOME/(LOSS) (499,787) 3,383,326
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 15,453,918 2,090,932
Expiration or closing of futures contracts (Note 2) — —
Settlement of forward foreign currency contracts (Note 2) — (125,233)
Foreign currency transactions (Note 2) (30,044) (27,104)
Expiration or closing of swap contracts (Note 2) — (18,859)
Net realized gains (losses) 15,423,874 1,919,736
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 57,047,126 8,341,103
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) — (269,855)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 391 15
Swap contracts (Note 2) — (363,816)
Unfunded Commitments — 2,694
Net change in unrealized appreciation/depreciation 57,047,517 7,710,141
Net increase from payment by affiliate (Note 3) 77,738 —
Net realized/unrealized gains (losses) 72,549,129 9,629,877
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 72,049,342 $ 13,013,203
† Net of capital gain country taxes $ — $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Six Months Ended April 30, 2021 (Unaudited) - Statements of Operations - 65
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide
Emerging Markets
Debt Fund
Nationwide Global
Sustainable Equity
Fund
$ 15,300 $ 2,695,933 $ — $ 368,785
1,341 12,852 — 875
3,669,961 732 2,161,445 —
(10,787) (217,118) (19,562) (23,633)
3,675,815 2,492,399 2,141,883 346,027
422,348 731,117 263,783 212,057
60,464 65,191 51,090 48,934
2,713 5,166 97 52,526
2,131 9,364 39 10,889
977 1,860 — 21,010
234 704 — 338
— — — —
22,849 2,334 8 2,631
26,848 32,157 26,393 27,130
23,732 28,596 30,526 24,528
8,111 15,111 4,416 13,768
2,325 2,944 1,145 853
3,233 8,115 2,009 1,764
10,156 12,104 5,057 10,381
267 340 130 98
3,544 6,485 4,713 2,532
589,932 921,588 389,406 429,439
(183,335) — (49,229) (72,465)
406,597 921,588 340,177 356,974
3,269,218 1,570,811 1,801,706 (10,947)
3,778,794 5,483,321 676,040 3,588,530
2,978,535 — — —
(74,591) — (102,796) —
31,580 1,258 (19,808) (6,349)
(6,232,271) — – —
482,047 5,484,579 553,436 3,582,181
8,544,418 36,866,439 1,732,863 11,537,632
(521,141) — — —
(109,714) — (21,391) —
(79,299) 9,156 25,147 4,449
1,511,028 — — —
3,525 — — —
9,348,817 36,875,595 1,736,619 11,542,081
— — — —
9,830,864 42,360,174 2,290,055 15,124,262
$ 13,100,082 $ 43,930,985 $ 4,091,761 $ 15,113,315
$ — $ — $ (61,778) $ —
$ — $ — $ 17,349 $ —

66 - Statement of Operations - For the Six Months Ended April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International
Small Cap
Fund
INVESTMENT INCOME:
Dividend income $ 5,344,770
Income from securities lending (Note 2) 81,206
Interest income 500
Foreign tax withholding (426,548)
Total Income 4,999,928
EXPENSES:
Investment advisory fees 3,078,203
Fund administration fees 115,119
Distribution fees Class A 407
Administrative servicing fees Class A 97
Administrative servicing fees Institutional Service Class 19,986
Registration and filing fees 23,512
Professional fees 35,180
Printing fees 8,390
Trustee fees 9,765
Custodian fees 11,729
Accounting and transfer agent fees 5,746
Compliance program costs (Note 3) 1,129
Other 7,780
Total expenses before expenses reimbursed 3,317,043
Expenses reimbursed by adviser (Note 3) (56,285)
Net Expenses 3,260,758
NET INVESTMENT INCOME 1,739,170
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † 47,749,948
Foreign currency transactions (Note 2) 56,139
Net realized gains (losses) 47,806,087
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 149,709,044
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8,704
Net change in unrealized appreciation/depreciation 149,717,748
Net realized/unrealized gains (losses) 197,523,835
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 199,263,005
† Net of capital gain country taxes $ (3,886)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 8,663

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - International Funds
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ (499,787) $ 1,931,515
Net realized gains (losses) 15,423,874 5,287,516
Net change in unrealized appreciation/depreciation 57,047,517 71,427,415
Net increase from payment by affiliated issuers (Note 3) 77,738 —
Change in net assets resulting from operations 72,049,342 78,646,446
Distributions to Shareholders From:
Distributable earnings:
Class A (60,109) (5,538)
Class C — —
Class R6 (74,942) (12,193)
Eagle Class (226) (43)
Institutional Service Class (6,801,031) (1,268,227)
Change in net assets from shareholder distributions (6,936,308) (1,286,001)
Change in net assets from capital transactions (17,042,916) (49,533,526)
Change in net assets 48,070,118 27,826,919
Net Assets:
Beginning of period 258,087,495 230,260,576
End of period $ 306,157,613 $ 258,087,495
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,850,298 $ 998,863
Dividends reinvested 60,019 5,529
Cost of shares redeemed (504,055) (280,019)
Total Class A Shares 1,406,262 724,373
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 11,683,370 936,401
Dividends reinvested 74,942 12,193
Cost of shares redeemed (4,182,583) (249,320)
Total Class R6 Shares 7,575,729 699,274
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 226 43
Cost of shares redeemed — —
Total Eagle Class Shares 226 43
Institutional Service Class Shares
Proceeds from shares issued 34,947,324 34,015,079
Dividends reinvested 6,801,031 1,268,227
Cost of shares redeemed (67,773,488) (86,240,522)
Total Institutional Service Class Shares (26,025,133) (50,957,216)
Change in net assets from capital transactions $ (17,042,916) $ (49,533,526)

International Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 3,383,326 $ 7,074,787 $ 3,269,218 $ 7,455,620
1,919,736 (5,603,366) 482,047 542,710
7,710,141 (5,099,445) 9,348,817 (9,233,900)
— — — —
13,013,203 (3,628,024) 13,100,082 (1,235,570)
(61,825) (58,592) (127,573) (73,859)
(20,330) (11,155) (17,783) (12,664)
(5,808,110) (4,786,390) (5,456,331) (3,132,380)
— — — —
(89,966) (190,066) (1,806,588) (1,517,815)
(5,980,231) (5,046,203) (7,408,275) (4,736,718)
(648,219) (995,440) 8,858,359 (12,577,365)
6,384,753 (9,669,667) 14,550,166 (18,549,653)
116,146,031 125,815,698 148,612,279 167,161,932
$ 122,530,784 $ 116,146,031 $ 163,162,445 $ 148,612,279
$ 46,394 $ 1,325,968 $ 446,616 $ 3,078,893
38,192 33,352 61,942 63,352
(358,478) (1,591,459) (2,033,019) (5,122,403)
(273,892) (232,139) (1,524,461) (1,980,158)
— 243,484 9,393 74,662
20,330 11,155 17,783 12,664
(34,955) (61,265) (139,107) (306,052)
(14,625) 193,374 (111,931) (218,726)
4,353,937 15,322,659 6,373,663 24,856,709
5,808,110 4,786,390 5,456,331 3,132,380
(10,739,048) (19,194,889) (12,085,813) (24,848,606)
(577,001) 914,160 (255,819) 3,140,483
— — — —
— — — —
— — — —
— — — —
363,168 3,895,886 17,837,761 25,598,549
89,966 189,501 1,742,512 1,504,885
(235,835) (5,956,222) (8,829,703) (40,622,398)
217,299 (1,870,835) 10,750,570 (13,518,964)
$ (648,219) $ (995,440) $ 8,858,359 $ (12,577,365)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - International Funds
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 61,933 40,692
Reinvested 2,113 230
Redeemed (16,490) (11,700)
Total Class A Shares 47,556 29,222
Class C Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 406,987 35,628
Reinvested 2,624 598
Redeemed (148,909) (11,032)
Total Class R6 Shares 260,702 25,194
Eagle Class Shares
Issued — —
Reinvested 8 2
Redeemed — —
Total Eagle Class Shares 8 2
Institutional Service Class Shares
Issued 1,169,300 1,734,189
Reinvested 232,912 51,472
Redeemed (2,311,501) (4,172,692)
Total Institutional Service Class Shares (909,289) (2,387,031)
Total change in shares (601,023) (2,332,613)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
4,812 150,714 42,988 323,812
4,035 3,487 5,987 6,268
(37,403) (176,672) (195,698) (523,240)
(28,556) (22,471) (146,723) (193,160)
— 25,544 894 7,195
2,152 1,161 1,723 1,235
(3,648) (6,704) (13,229) (32,991)
(1,496) 20,001 (10,612) (24,561)
453,753 1,747,740 608,733 2,634,995
612,679 500,562 527,616 311,252
(1,113,834) (2,167,550) (1,157,801) (2,536,726)
(47,402) 80,752 (21,452) 409,521
— — — —
— — — —
— — — —
— — — —
37,422 403,180 1,698,521 2,565,572
9,493 19,697 168,483 149,058
(24,633) (679,798) (846,844) (4,298,770)
22,282 (256,921) 1,020,160 (1,584,140)
(55,172) (178,639) 841,373 (1,392,340)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - International Funds
Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 1,570,811 $ 3,115,597
Net realized gains (losses) 5,484,579 (6,236,008)
Net change in unrealized appreciation/depreciation 36,875,595 (11,481,472)
Change in net assets resulting from operations 43,930,985 (14,601,883)
Distributions to Shareholders From:
Distributable earnings:
Class A (54,509) (69,995)
Class C (25,653) (41,434)
Class M (2,262,130) (2,894,205)
Class R6 (145,413) (124,169)
Institutional Service Class (162,051) (306,726)
Return of capital:
Class A — —
Class C — —
Class R6 — —
Institutional Service Class — —
Change in net assets from shareholder distributions (2,649,756) (3,436,529)
Change in net assets from capital transactions 7,241,077 (51,290,056)
Change in net assets 48,522,306 (69,328,468)
Net Assets:
Beginning of period 160,772,229 230,100,697
End of period $ 209,294,535 $ 160,772,229
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 335,990 $ 502,571
Proceeds from shares issued from class conversion (Note 1) 5,324 4,190
Dividends reinvested 47,026 60,774
Cost of shares redeemed (579,097) (2,207,715)
Total Class A Shares (190,757) (1,640,180)
Class C Shares
Proceeds from shares issued 1,324 6,685
Dividends reinvested 24,278 36,248
Cost of shares redeemed in class conversion (Note 1) (5,324) (4,190)
Cost of shares redeemed (663,364) (1,523,194)
Total Class C Shares (643,086) (1,484,451)
Class M Shares
Proceeds from shares issued 13,193,421 21,361,756
Dividends reinvested 1,718,095 2,110,712
Cost of shares redeemed (9,261,140) (56,327,128)
Total Class M Shares 5,650,376 (32,854,660)
Class R6 Shares
Proceeds from shares issued 5,088,339 537,898
Dividends reinvested 127,355 85,604
Cost of shares redeemed (995,910) (3,652,100)
Total Class R6 Shares 4,219,784 (3,028,598)
Institutional Service Class Shares
Proceeds from shares issued 768,964 1,449,212
Dividends reinvested 141,745 259,085
Cost of shares redeemed (2,705,949) (13,990,464)
Total Institutional Service Class Shares (1,795,240) (12,282,167)
Change in net assets from capital transactions $ 7,241,077 $ (51,290,056)

International Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
$ 1,801,706 $ 3,389,852 $ (10,947) $ 133,431
553,436 (2,080,663) 3,582,181 447,763
1,736,619 (4,319,562) 11,542,081 2,233,786
4,091,761 (3,010,373) 15,113,315 2,814,980
(899) (1,804) (475,528) (2,435,328)
(64) (151) (21,482) (131,292)
— — — —
(980,052) (1,857,809) (97,862) (408,459)
(468) (640) (66,522) (307,416)
— (627) — —
— (41) — —
— (651,606) — —
— (321) — —
(981,483) (2,512,999) (661,394) (3,282,495)
1,370,114 729,271 (1,704,698) (4,850,672)
4,480,392 (4,794,101) 12,747,223 (5,318,187)
72,420,456 77,214,557 47,746,830 53,065,017
$ 76,900,848 $ 72,420,456 $ 60,494,053 $ 47,746,830
$ 6,297 $ 20,207 $ 294,209 $ 181,136
— — — —
899 2,431 458,848 2,338,437
(22) (38,942) (1,897,714) (5,310,151)
7,174 (16,304) (1,144,657) (2,790,578)
— — 70,161 106,804
64 192 20,367 122,886
— — — —
— — (206,389) (541,756)
64 192 (115,861) (312,066)
— — — —
— — — —
— — — —
— — — —
6,864,187 10,938,287 1,079 138,468
980,052 2,509,415 85,873 361,925
(6,479,781) (12,720,280) (965,650) (839,420)
1,364,458 727,422 (878,698) (339,027)
— 17,000 765,663 703,045
468 961 51,524 237,007
(2,050) — (382,669) (2,349,053)
(1,582) 17,961 434,518 (1,409,001)
$ 1,370,114 $ 729,271 $ (1,704,698) $ (4,850,672)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - International Funds
Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 38,916 68,354
Issued in class conversion (Note 1) 592 560
Reinvested 5,598 7,597
Redeemed (67,861) (292,871)
Total Class A Shares (22,755) (216,360)
Class C Shares
Issued 161 908
Reinvested 2,950 4,588
Redeemed in class conversion (Note 1) (605) (568)
Redeemed (78,336) (207,349)
Total Class C Shares (75,830) (202,421)
Class M Shares
Issued 1,494,517 2,945,178
Reinvested 204,292 264,485
Redeemed (1,051,628) (8,355,287)
Total Class M Shares 647,181 (5,145,624)
Class R6 Shares
Issued 597,411 74,404
Reinvested 15,143 10,727
Redeemed (113,910) (488,921)
Total Class R6 Shares 498,644 (403,790)
Institutional Service Class Shares
Issued 90,786 200,800
Reinvested 16,854 32,401
Redeemed (307,109) (1,936,383)
Total Institutional Service Class Shares (199,469) (1,703,182)
Total change in shares 847,771 (7,671,377)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
618 2,094 13,175 9,958
— — — —
89 251 21,372 128,982
(2) (3,996) (87,274) (308,155)
705 (1,651) (52,727) (169,215)
— — 3,251 6,237
6 20 1,016 7,216
— — — —
— — (10,215) (35,962)
6 20 (5,948) (22,509)
— — — —
— — — —
— — — —
— — — —
695,534 1,175,048 47 6,952
97,245 258,443 3,859 19,292
(649,748) (1,396,681) (41,284) (44,756)
143,031 36,810 (37,378) (18,512)
— 1,650 33,883 39,417
46 100 2,314 12,620
(208) — (16,863) (130,445)
(162) 1,750 19,334 (78,408)
143,580 36,929 (76,719) (288,644)

76 - Statements of Changes in Net Assets - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2021 (Unaudited)
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 1,739,170 $ 5,624,532
Net realized gains 47,806,087 17,368,077
Net change in unrealized appreciation/depreciation 149,717,748 (12,007,094)
Change in net assets resulting from operations 199,263,005 10,985,515
Distributions to Shareholders From:
Distributable earnings:
Class A (1,147) (2,562)
Class R6 (5,439,289) (12,906,550)
Institutional Service Class (251,912) (413,464)
Change in net assets from shareholder distributions (5,692,348) (13,322,576)
Change in net assets from capital transactions (32,779,294) 12,102,068
Change in net assets 160,791,363 9,765,007
Net Assets:
Beginning of period 538,394,042 528,629,035
End of period $ 699,185,405 $ 538,394,042
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 826,310 $ 16,229
Dividends reinvested 1,147 2,562
Cost of shares redeemed (52,479) (9,673)
Total Class A Shares 774,978 9,118
Class R6 Shares
Proceeds from shares issued 30,817,989 76,242,201
Dividends reinvested 5,397,517 12,808,179
Cost of shares redeemed (72,436,142) (89,667,975)
Total Class R6 Shares (36,220,636) (617,595)
Institutional Service Class Shares
Proceeds from shares issued 5,101,533 17,583,765
Dividends reinvested 251,912 413,464
Cost of shares redeemed (2,687,081) (5,286,684)
Total Institutional Service Class Shares 2,666,364 12,710,545
Change in net assets from capital transactions $ (32,779,294) $ 12,102,068
SHARE TRANSACTIONS:
Class A Shares
Issued 65,396 1,666
Reinvested 100 255
Redeemed (4,180) (975)
Total Class A Shares 61,316 946
Class R6 Shares
Issued 2,445,838 8,481,263
Reinvested 466,107 1,269,393
Redeemed (5,848,941) (9,521,345)
Total Class R6 Shares (2,936,996) 229,311
Institutional Service Class Shares
Issued 408,500 1,931,436
Reinvested 21,773 41,018
Redeemed (227,948) (616,593)
Total Institutional Service Class Shares 202,325 1,355,861
Total change in shares (2,673,355) 1,586,118

78 - Financial Highlights - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide AllianzGI
International Growth Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 24.88 (0.06) 7.32 7.26(g) (0.06) (0.71) (0.77) $ 31.37 29.53%(g) $ 3,489,106 1.05% (0.43)% 1.13%
Year Ended October 31, 2020 $ 18.04 0.21 6.74 6.95 (0.11) — (0.11) $ 24.88 38.57%(h) $ 1,584,219 1.06% 0.98% 1.18%
Period Ended October 31,
2019( i )(j)  $ 17.22 (0.01) 0.83 0.82 — — — $ 18.04 4.76%(h) $ 621,828 1.05% (0.67)% 2.26%
Year Ended September 30,
2019 $ 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) $ 17.22 (0.88)% $ 593,320 1.05% 0.02% 2.36%
Year Ended September 30,
2018 $ 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) $ 17.91 4.32% $ 1,182,948 1.05% 0.10% 1.89%
Year Ended September 30,
2017 $ 16.37 0.04 3.32 3.36 — — — $ 19.73 20.53% $ 72,396 1.12% 0.23% 1.82%
Year Ended September 30,
2016 $ 14.13 0.09 2.29 2.38 (0.14) — (0.14) $ 16.37 16.97% $ 50,750 1.20% 0.60% 6.68%
Class R6 Shares(l)
Six Months Ended April 30,
2021 (Unaudited) $ 25.00 (0.01) 7.37 7.36(g) (0.07) (0.71) (0.78) $ 31.58 29.78%(g) $ 9,772,974 0.72% (0.10)% 0.80%
Year Ended October 31, 2020 $ 18.50 0.20 6.89 7.09 (0.59) — (0.59) $ 25.00 39.04%(h) $ 1,219,925 0.72% 0.96% 0.84%
Period Ended October 31,
2019( i )(j)  $ 17.65 (0.01) 0.86 0.85 — — — $ 18.50 4.82%(h) $ 436,837 0.72% (0.42)% 2.93%
Year Ended September 30,
2019 $ 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) $ 17.65 (0.60)% $ 5,618,720 0.79% 0.37% 1.62%
Year Ended September 30,
2018 $ 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) $ 18.32 4.54% $ 27,427,089 0.80% 0.37% 1.61%
Year Ended September 30,
2017 $ 16.49 0.08 3.35 3.43 (0.02) — (0.02) $ 19.90 20.82% $ 18,582,044 0.87% 0.49% 1.49%
Year Ended September 30,
2016 $ 14.15 0.11 2.33 2.44 (0.10) — (0.10) $ 16.49 17.34% $ 28,386,167 0.95% 0.75% 5.77%
Eagle Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 25.58 (0.02) 7.54 7.52(g) (0.07) (0.71) (0.78) $ 32.32 29.72%(g) $ 9,631 0.75% (0.14)% 0.83%
Year Ended October 31, 2020 $ 18.53 0.21 6.98 7.19 (0.14) — (0.14) $ 25.58 38.87%(h) $ 7,419 0.83% 0.98% 0.94%
Period Ended October 31,
2019( i )(j)  $ 17.68 (0.01) 0.86 0.85 — — — $ 18.53 4.81%(h) $ 5,336 0.86% (0.49)% 2.06%
Period Ended September 30,
2019(m) $ 17.02 (0.01) 0.67 0.66 — — — $ 17.68 3.88% $ 5,091 0.86% (0.18)% 2.75%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 25.56 (0.05) 7.52 7.47(g) (0.06) (0.71) (0.77) $ 32.26 29.57%(g) $ 292,885,902 0.97% (0.35)% 1.05%
Year Ended October 31, 2020 $ 18.52 0.17 7.00 7.17 (0.13) — (0.13) $ 25.56 38.73% $ 255,275,932 0.94% 0.80% 1.05%
Period Ended October 31,
2019( i )(j)  $ 17.67 (0.01) 0.86 0.85 — — — $ 18.52 4.81% $ 229,196,575 0.95% (0.47)% 0.97%
Period Ended September 30,
2019(m) $ 17.02 (0.02) 0.67 0.65 — — — $ 17.67 3.82% $ 5,088 0.97% (0.29)% 2.86%

International Funds - April 30, 2021 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 29.49%, 29.74%, 29.68% and 29.53%, respectively. (Note 3)
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
( i ) Fiscal year end changed from September 30th to October 31st.
(j) For the period from October 1, 2019 through October 31, 2019.
(k) Portfolio turnover excludes securities received or delivered in-kind.
(l) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(m) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

80 - Financial Highlights - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Amundi Global
High Yield Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .18 0.25 0.77 1.02 (0.47) — (0.47) $ 9 .73 11.27% $ 1,085,789 0.97% 5.32% 1.12%
Year Ended October 31, 2020 $ 9 .81 0.53 (0.79) (0.26) (0.37) — (0.37) $ 9 .18 (2.77)% $ 1,287,050 0.97% 5.76% 1.13%
Year Ended October 31, 2019 $ 9 .81 0.58 0.22 0.80 (0.76) (0.04) (0.80) $ 9 .81 8.70% $ 1,595,616 0.97% 5.97% 1.12%
Year Ended October 31, 2018 $ 10 .69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) $ 9 .81 0.76% $ 1,251,332 0.97% 5.90% 1.11%
Year Ended October 31, 2017 $ 10 .36 0.62 0.47 1.09 (0.71) (0.05) (0.76) $ 10 .69 10.89% $ 970,539 0.96% 5.89% 1.06%
Period Ended October 31,
2016(g) $ 10 .00 0.58 0.27 0.85 (0.49) — (0.49) $ 10 .36 8.83% $ 213,186 0.99% 5.83% 1.15%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .17 0.22 0.76 0.98 (0.43) — (0.43) $ 9 .72 10.85% $ 470,844 1.76% 4.52% 1.91%
Year Ended October 31, 2020 $ 9 .80 0.45 (0.78) (0.33) (0.30) — (0.30) $ 9 .17 (3.51)% $ 458,128 1.76% 4.97% 1.92%
Year Ended October 31, 2019 $ 9 .80 0.50 0.23 0.73 (0.69) (0.04) (0.73) $ 9 .80 7.95% $ 293,471 1.72% 5.22% 1.87%
Year Ended October 31, 2018 $ 10 .69 0.52 (0.52) — (0.40) (0.49) (0.89) $ 9 .80 (0.08)% $ 153,147 1.70% 5.16% 1.84%
Year Ended October 31, 2017 $ 10 .35 0.54 0.48 1.02 (0.63) (0.05) (0.68) $ 10 .69 10.17% $ 135,407 1.70% 5.19% 1.80%
Period Ended October 31,
2016(g) $ 10 .00 0.50 0.27 0.77 (0.42) — (0.42) $ 10 .35 7.95% $ 107,982 1.75% 5.02% 1.91%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 9 .20 0.27 0.75 1.02 (0.48) — (0.48) $ 9 .74 11.29% $ 118,884,754 0.70% 5.58% 0.85%
Year Ended October 31, 2020 $ 9 .82 0.55 (0.78) (0.23) (0.39) — (0.39) $ 9 .20 (2.40)% $ 112,633,752 0.70% 6.01% 0.86%
Year Ended October 31, 2019 $ 9 .81 0.61 0.22 0.83 (0.78) (0.04) (0.82) $ 9 .82 9.10% $ 119,517,691 0.70% 6.27% 0.85%
Year Ended October 31, 2018 $ 10 .70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) $ 9 .81 0.94% $ 126,173,486 0.70% 6.15% 0.84%
Year Ended October 31, 2017 $ 10 .36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10 .70 11.26% $ 144,964,962 0.70% 6.21% 0.80%
Period Ended October 31,
2016(g) $ 10 .00 0.60 0.28 0.88 (0.52) — (0.52) $ 10 .36 9.11% $ 162,889,448 0.70% 6.08% 0.84%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .19 0.26 0.77 1.03 (0.48) — (0.48) $ 9 .74 11.36% $ 2,089,397 0.80% 5.48% 0.95%
Year Ended October 31, 2020 $ 9 .82 0.55 (0.80) (0.25) (0.38) — (0.38) $ 9 .19 (2.60)% $ 1,767,101 0.80% 6.00% 0.96%
Year Ended October 31, 2019 $ 9 .81 0.59 0.23 0.82 (0.77) (0.04) (0.81) $ 9 .82 8.99% $ 4,408,920 0.80% 6.09% 0.95%
Year Ended October 31, 2018 $ 10 .70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) $ 9 .81 0.83% $ 1,482,584 0.82% 6.06% 0.96%
Year Ended October 31, 2017 $ 10 .36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10 .70 11.26% $ 448,743 0.70% 6.14% 0.81%
Period Ended October 31,
2016(g) $ 10 .00 0.60 0.28 0.88 (0.52) — (0.52) $ 10 .36 9.09% $ 130,983 0.75% 6.07% 0.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2021 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Amundi Strategic
Income Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.11 0.21 0.67 0.88 (0.49) — (0.49) $ 10.50 8.82% $ 1,367,793 0.83% 4.01% 1.07%
Year Ended October 31, 2020 $ 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) $ 10.11 (0.05)% $ 2,799,674 0.84% 4.46% 1.07%
Year Ended October 31, 2019 $ 10.21 0.50 0.08 0.58 (0.41) — (0.41) $ 10.38 5.86% $ 4,882,738 1.06% 4.83% 1.15%
Year Ended October 31, 2018 $ 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) $ 10.21 2.91% $ 2,003,603 0.94% 4.52% 1.15%
Year Ended October 31, 2017 $ 10.37 0.55 0.49 1.04 (0.53) (0.20) (0.73) $ 10.68 10.50% $ 444,015 0.93% 5.20% 1.52%
Period Ended October 31,
2016(g) $ 10.00 0.45 0.34 0.79 (0.42) — (0.42) $ 10.37 8.13% $ 132,789 0.97% 4.55% 1.97%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.09 0.16 0.68 0.84 (0.45) — (0.45) $ 10.48 8.30% $ 368,262 1.60% 3.18% 1.84%
Year Ended October 31, 2020 $ 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) $ 10.09 (0.85)% $ 461,644 1.61% 3.73% 1.84%
Year Ended October 31, 2019 $ 10.21 0.42 0.09 0.51 (0.35) — (0.35) $ 10.37 5.08% $ 728,956 1.77% 4.11% 1.86%
Year Ended October 31, 2018 $ 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) $ 10.21 2.14% $ 201,674 1.72% 3.73% 1.96%
Year Ended October 31, 2017 $ 10.37 0.46 0.50 0.96 (0.45) (0.20) (0.65) $ 10.68 9.69% $ 169,906 1.67% 4.41% 2.27%
Period Ended October 31,
2016(g) $ 10.00 0.38 0.34 0.72 (0.35) — (0.35) $ 10.37 7.35% $ 141,305 1.71% 3.85% 2.72%
Class R6 Shares(h)
Six Months Ended April 30,
2021 (Unaudited) $ 10.11 0.22 0.68 0.90 (0.51) — (0.51) $ 10.50 9.00% $ 113,260,504 0.49% 4.28% 0.73%
Year Ended October 31, 2020 $ 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) $ 10.11 0.20% $ 109,284,010 0.50% 4.78% 0.73%
Year Ended October 31, 2019 $ 10.21 0.54 0.09 0.63 (0.45) — (0.45) $ 10.39 6.33% $ 108,035,017 0.67% 5.29% 0.76%
Year Ended October 31, 2018 $ 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) $ 10.21 3.20% $ 111,777,775 0.67% 4.75% 0.79%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 120,138 0.67% 5.41% 1.27%
Period Ended October 31,
2016(g) $ 10.00 0.48 0.34 0.82 (0.45) — (0.45) $ 10.37 8.47% $ 108,493 0.67% 4.84% 1.67%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 10.10 0.22 0.67 0.89 (0.50) — (0.50) $ 10.49 8.83% $ 48,165,886 0.61% 4.19% 0.85%
Year Ended October 31, 2020 $ 10.38 0.47 (0.47) — (0.28) — (0.28) $ 10.10 0.18% $ 36,066,951 0.61% 4.73% 0.84%
Year Ended October 31, 2019 $ 10.21 0.52 0.09 0.61 (0.44) — (0.44) $ 10.38 6.18% $ 53,515,221 0.74% 5.07% 0.82%
Year Ended October 31, 2018 $ 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) $ 10.21 3.22% $ 3,117,119 0.67% 4.55% 1.08%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 29,672,832 0.67% 5.41% 1.27%
Period Ended October 31,
2016(g) $ 10.00 0.48 0.33 0.81 (0.44) — (0.44) $ 10.37 8.41% $ 26,796,866 0.72% 4.79% 1.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

82 - Financial Highlights - April 30, 2021 (Unaudited) - International Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Bailard
International Equities Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7 .33 0.06 1.89 1.95 (0.11) — (0.11) $ 9 .17 26.80% $ 4,337,860 1.26% 1.28% 1.26%
Year Ended October 31, 2020 $ 7 .78 0.10 (0.44) (0.34) (0.11) — (0.11) $ 7 .33 (4.47)% $ 3,632,719 1.28% 1.28% 1.28%
Year Ended October 31, 2019 $ 7 .63 0.16 0.37 0.53 (0.38) — (0.38) $ 7 .78 7.62% $ 5,542,966 1.26% 2.16% 1.26%
Year Ended October 31, 2018 $ 8 .87 0.16 (1.23) (1.07) (0.17) — (0.17) $ 7 .63 (12.32)% $ 8,802,111 1.21% 1.78% 1.21%
Year Ended October 31, 2017 $ 7 .60 0.17 1.28 1.45 (0.18) — (0.18) $ 8 .87 19.48% $ 17,840,518 1.21% 2.02% 1.21%
Year Ended October 31, 2016 $ 7 .98 0.14 (0.36) (0.22) (0.16) — (0.16) $ 7 .60 (2.73)% $ 6,050,685 1.22% 1.87% 1.22%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7 .19 0.01 1.87 1.88 (0.11) — (0.11) $ 8 .96 26.27% $ 1,685,210 2.00% 0.35% 2.00%
Year Ended October 31, 2020 $ 7 .69 0.04 (0.43) (0.39) (0.11) — (0.11) $ 7 .19 (5.25)% $ 1,895,755 2.02% 0.50% 2.02%
Year Ended October 31, 2019 $ 7 .54 0.10 0.37 0.47 (0.32) — (0.32) $ 7 .69 6.86%(f) $ 3,584,256 2.01% 1.39% 2.01%
Year Ended October 31, 2018 $ 8 .77 0.10 (1.22) (1.12) (0.11) — (0.11) $ 7 .54 (12.97)%(f) $ 5,425,148 1.96% 1.14% 1.96%
Year Ended October 31, 2017 $ 7 .52 0.09 1.29 1.38 (0.13) — (0.13) $ 8 .77 18.68% $ 6,736,677 1.97% 1.10% 1.97%
Year Ended October 31, 2016 $ 7 .93 0.09 (0.37) (0.28) (0.13) — (0.13) $ 7 .52 (3.49)% $ 4,320,265 1.97% 1.19% 1.97%
Class M Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7 .34 0.07 1.90 1.97 (0.12) — (0.12) $ 9 .19 26.94% $ 180,975,405 0.92% 1.63% 0.92%
Year Ended October 31, 2020 $ 7 .78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7 .34 (4.23)% $ 139,647,687 0.94% 1.68% 0.94%
Year Ended October 31, 2019 $ 7 .63 0.19 0.37 0.56 (0.41) — (0.41) $ 7 .78 8.03%(f) $ 188,067,638 0.92% 2.50% 0.92%
Year Ended October 31, 2018 $ 8 .87 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7 .63 (11.95)%(f) $ 166,741,655 0.85% 2.22% 0.85%
Year Ended October 31, 2017 $ 7 .60 0.18 1.29 1.47 (0.20) — (0.20) $ 8 .87 19.87% $ 193,049,933 0.85% 2.28% 0.85%
Year Ended October 31, 2016 $ 7 .97 0.17 (0.36) (0.19) (0.18) — (0.18) $ 7 .60 (2.35)% $ 161,881,871 0.86% 2.24% 0.86%
Class R6 Shares(g)
Six Months Ended April 30,
2021 (Unaudited) $ 7 .34 0.08 1.89 1.97 (0.12) — (0.12) $ 9 .19 26.94% $ 11,553,103 0.92% 1.77% 0.92%
Year Ended October 31, 2020 $ 7 .78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7 .34 (4.23)% $ 5,560,114 0.94% 1.62% 0.94%
Year Ended October 31, 2019 $ 7 .63 0.14 0.42 0.56 (0.41) — (0.41) $ 7 .78 8.03% $ 9,033,643 0.90% 1.93% 0.90%
Year Ended October 31, 2018 $ 8 .88 0.19 (1.24) (1.05) (0.20) — (0.20) $ 7 .63 (12.05)% $ 143,744,353 0.85% 2.20% 0.85%
Year Ended October 31, 2017 $ 7 .60 0.18 1.30 1.48 (0.20) — (0.20) $ 8 .88 20.00% $ 201,818,155 0.85% 2.28% 0.85%
Year Ended October 31, 2016 $ 7 .97 0.18 (0.37) (0.19) (0.18) — (0.18) $ 7 .60 (2.35)% $ 145,180,828 0.86% 2.39% 0.86%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 7 .33 0.06 1.92 1.98 (0.12) — (0.12) $ 9 .19 27.11% $ 10,742,957 0.97% 1.47% 0.97%
Year Ended October 31, 2020 $ 7 .77 0.11 (0.43) (0.32) (0.12) — (0.12) $ 7 .33 (4.30)% $ 10,035,954 0.98% 1.48% 0.98%
Year Ended October 31, 2019 $ 7 .62 0.17 0.39 0.56 (0.41) — (0.41) $ 7 .77 7.95% $ 23,872,194 0.98% 2.24% 0.98%
Year Ended October 31, 2018 $ 8 .86 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7 .62 (12.06)%(f) $ 63,572,344 0.95% 2.18% 0.95%
Year Ended October 31, 2017 $ 7 .59 0.17 1.30 1.47 (0.20) — (0.20) $ 8 .86 19.77%(f) $ 80,039,386 0.97% 2.10% 0.97%
Year Ended October 31, 2016 $ 7 .96 0.16 (0.36) (0.20) (0.17) — (0.17) $ 7 .59 (2.49)% $ 48,822,689 0.98% 2.10% 0.98%

International Funds - April 30, 2021 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

84 - Financial Highlights - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio
Nationwide Emerging
Markets Debt Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .51 0.22 0.30 0.52 (0.12) — — (0.12) $ 9 .91 5.43% $ 80,443 1.15% 4.53%
Year Ended October 31, 2020 $ 10 .19 0.44 (0.81) (0.37) (0.23) — (0.08) (0.31) $ 9 .51 (3.62)% $ 70,486 1.15% 4.52%
Year Ended October 31, 2019 $ 9 .52 0.54 0.78 1.32 (0.56) (0.09) — (0.65) $ 10 .19 14.75% $ 92,331 1.15% 5.61%
Year Ended October 31, 2018 $ 10 .49 0.52 (1.00) (0.48) (0.30) (0.19) — (0.49) $ 9 .52 (4.87)%(g) $ 145,814 1.15% 5.17%
Year Ended October 31, 2017 $ 10 .76 0.50 0.16 0.66 (0.50) (0.43) — (0.93) $ 10 .49 6.73% $ 180,079 1.15% 4.80%
Period Ended October 31,
2016(h) $ 10 .00 0.30 0.74 1.04 (0.28) — — (0.28) $ 10 .76 10.44%(g) $ 150,084 1.20% 4.29%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .44 0.19 0.28 0.47 (0.08) — — (0.08) $ 9 .83 4.98% $ 7,799 1.89% 3.80%
Year Ended October 31, 2020 $ 10 .12 0.36 (0.79) (0.43) (0.20) — (0.05) (0.25) $ 9 .44 (4.31)% $ 7,427 1.90% 3.73%
Year Ended October 31, 2019 $ 9 .50 0.48 0.75 1.23 (0.52) (0.09) — (0.61) $ 10 .12 13.77% $ 7,762 1.91% 5.11%
Year Ended October 31, 2018 $ 10 .49 0.44 (0.99) (0.55) (0.25) (0.19) — (0.44) $ 9 .50 (5.53)%(g) $ 92,176 1.90% 4.42%
Year Ended October 31, 2017 $ 10 .76 0.42 0.16 0.58 (0.42) (0.43) — (0.85) $ 10 .49 5.93% $ 116,449 1.90% 4.05%
Period Ended October 31,
2016(h) $ 10 .00 0.25 0.73 0.98 (0.22) — — (0.22) $ 10 .76 9.89%(g) $ 114,103 1.96% 3.49%
Class R6 Shares(i)
Six Months Ended April 30,
2021 (Unaudited) $ 9 .51 0.24 0.29 0.53 (0.13) — — (0.13) $ 9 .91 5.56% $ 76,777,936 0.90% 4.78%
Year Ended October 31, 2020 $ 10 .19 0.46 (0.80) (0.34) (0.25) — (0.09) (0.34) $ 9 .51 (3.38)% $ 72,307,739 0.90% 4.74%
Year Ended October 31, 2019 $ 9 .52 0.56 0.78 1.34 (0.58) (0.09) — (0.67) $ 10 .19 15.04% $ 77,094,995 0.90% 5.81%
Year Ended October 31, 2018 $ 10 .49 0.55 (1.01) (0.46) (0.32) (0.19) — (0.51) $ 9 .52 (4.63)%(g) $ 80,384,035 0.90% 5.44%
Year Ended October 31, 2017 $ 10 .76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10 .49 7.00% $ 94,608,019 0.90% 5.04%
Period Ended October 31,
2016(h) $ 10 .00 0.32 0.74 1.06 (0.30) — — (0.30) $ 10 .76 10.67%(g) $ 101,081,348 0.90% 4.53%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .50 0.23 0.31 0.54 (0.13) — — (0.13) $ 9 .91 5.54% $ 34,670 0.95% 4.72%
Year Ended October 31, 2020 $ 10 .18 0.44 (0.78) (0.34) (0.25) — (0.09) (0.34) $ 9 .50 (3.28)%(g) $ 34,804 0.90% 4.64%
Year Ended October 31, 2019 $ 9 .52 0.57 0.77 1.34 (0.59) (0.09) — (0.68) $ 10 .18 14.94%(g) $ 19,469 0.90% 6.05%
Year Ended October 31, 2018 $ 10 .49 0.54 (1.00) (0.46) (0.32) (0.19) — (0.51) $ 9 .52 (4.62)%(g) $ 93,099 0.90% 5.42%
Year Ended October 31, 2017 $ 10 .76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10 .49 7.00% $ 118,409 0.90% 5.05%
Period Ended October 31,
2016(h) $ 10 .00 0.32 0.73 1.05 (0.29) — — (0.29) $ 10 .76 10.63%(g) $ 110,648 0.96% 4.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2021 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
(h) For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86 - Financial Highlights - April 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
(c)(d)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(e)(f)
Nationwide Global
Sustainable Equity Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 18 .29 (0.01) 5.85 5.84 (0.05) (0.20) (0.25) $ 23 .88 32.08% $ 45,044,364 1.30% (0.08)% 1.56%
Year Ended October 31, 2020 $ 18 .31 0.04 1.11 1.15 (0.23) (0.94) (1.17) $ 18 .29 6.37% $ 35,464,378 1.30% 0.24% 1.61%
Year Ended October 31, 2019 $ 18 .30 0.22 1.75 1.97 (0.18) (1.78) (1.96) $ 18 .31 12.83% $ 38,590,822 1.30% 1.29% 1.59%
Year Ended October 31, 2018 $ 18 .09 0.10 0.17 0.27 (0.06) — (0.06) $ 18 .30 1.50% $ 32,209,451 1.33% 0.53% 1.59%
Year Ended October 31, 2017 $ 14 .42 0.11 3.77 3.88 (0.21) — (0.21) $ 18 .09 27.11% $ 35,195,711 1.37% 0.68% 1.60%
Year Ended October 31, 2016 $ 14 .98 0.14 (0.55) (0.41) (0.15) — (0.15) $ 14 .42 (2.75)% $ 33,122,348 1.37% 0.97% 1.63%
Class C Shares
Six Months Ended April 30,
2021 (Unaudited) $ 17 .07 (0.08) 5.46 5.38 — (0.20) (0.20) $ 22 .25 31.66% $ 2,314,088 1.98% (0.76)% 2.24%
Year Ended October 31, 2020 $ 17 .13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) $ 17 .07 5.53%(h) $ 1,877,220 2.07% (0.54)% 2.38%
Year Ended October 31, 2019 $ 17 .25 0.01 1.70 1.71 (0.05) (1.78) (1.83) $ 17 .13 11.90%(h) $ 2,268,427 2.10% 0.09% 2.39%
Year Ended October 31, 2018 $ 17 .12 (0.05) 0.18 0.13 — — — $ 17 .25 0.76% $ 10,109,970 2.11% (0.25)% 2.37%
Year Ended October 31, 2017 $ 13 .67 (0.02) 3.57 3.55 (0.10) — (0.10) $ 17 .12 26.14% $ 11,034,886 2.13% (0.10)% 2.36%
Year Ended October 31, 2016 $ 14 .22 0.03 (0.53) (0.50) (0.05) — (0.05) $ 13 .67 (3.52)% $ 10,653,487 2.13% 0.22% 2.39%
Class R6 Shares(i)
Six Months Ended April 30,
2021 (Unaudited) $ 18 .99 0.03 6.06 6.09 (0.10) (0.20) (0.30) $ 24 .78 32.27% $ 7,193,438 0.95% 0.25% 1.21%
Year Ended October 31, 2020 $ 18 .92 0.11 1.15 1.26 (0.25) (0.94) (1.19) $ 18 .99 6.78% $ 6,220,851 0.95% 0.59% 1.26%
Year Ended October 31, 2019 $ 18 .85 0.27 1.83 2.10 (0.25) (1.78) (2.03) $ 18 .92 13.20% $ 6,548,746 0.95% 1.53% 1.24%
Year Ended October 31, 2018 $ 18 .62 0.17 0.19 0.36 (0.13) — (0.13) $ 18 .85 1.90% $ 7,401,742 0.95% 0.88% 1.21%
Year Ended October 31, 2017 $ 14 .82 0.18 3.88 4.06 (0.26) — (0.26) $ 18 .62 27.68% $ 8,275,044 0.95% 1.08% 1.19%
Year Ended October 31, 2016 $ 15 .40 0.20 (0.57) (0.37) (0.21) — (0.21) $ 14 .82 (2.39)% $ 7,375,010 0.95% 1.38% 1.21%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 18 .99 0.02 6.07 6.09 (0.09) (0.20) (0.29) $ 24 .79 32.24% $ 5,942,163 1.05% 0.18% 1.31%
Year Ended October 31, 2020 $ 18 .93 0.09 1.16 1.25 (0.25) (0.94) (1.19) $ 18 .99 6.70% $ 4,184,381 1.05% 0.49% 1.36%
Year Ended October 31, 2019 $ 18 .86 0.29 1.79 2.08 (0.23) (1.78) (2.01) $ 18 .93 13.07% $ 5,657,022 1.02% 1.59% 1.31%
Year Ended October 31, 2018 $ 18 .62 0.16 0.19 0.35 (0.11) — (0.11) $ 18 .86 1.86% $ 3,288,172 1.03% 0.83% 1.29%
Year Ended October 31, 2017 $ 14 .82 0.16 3.89 4.05 (0.25) — (0.25) $ 18 .62 27.56% $ 2,209,150 1.06% 0.96% 1.29%
Year Ended October 31, 2016 $ 15 .40 0.18 (0.57) (0.39) (0.19) — (0.19) $ 14 .82 (2.52)% $ 1,505,046 1.07% 1.26% 1.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2021 (Unaudited) - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide International
Small Cap Fund
Class A Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .66 0.06 3.55 3.61 (0.08) — (0.08) $ 13 .19 37.50% $ 966,133 1.30% 0.91% 1.32%
Year Ended October 31, 2020 $ 9 .78 0.07 0.06 0.13 (0.25) — (0.25) $ 9 .66 1.23% $ 115,392 1.30% 0.79% 1.34%
Year Ended October 31, 2019 $ 10 .21 0.11 0.77 0.88 (0.29) (1.02) (1.31) $ 9 .78 11.01%(g) $ 107,676 1.25% 1.17% 1.29%
Year Ended October 31, 2018 $ 12 .57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) $ 10 .21 (10.29)%(g) $ 100,332 1.27% 1.19% 1.31%
Period Ended October 31,
2017(h) $ 10 .00 0.06 2.51 2.57 — — — $ 12 .57 25.70% $ 62,358 1.39% 0.57% 1.46%
Class R6 Shares(i)
Six Months Ended April 30,
2021 (Unaudited) $ 9 .72 0.03 3.61 3.64 (0.10) — (0.10) $ 13 .26 37.66% $ 658,872,130 0.99% 0.54% 1.01%
Year Ended October 31, 2020 $ 9 .82 0.10 0.06 0.16 (0.26) — (0.26) $ 9 .72 1.50% $ 511,412,045 0.99% 1.11% 1.03%
Year Ended October 31, 2019 $ 10 .24 0.13 0.78 0.91 (0.31) (1.02) (1.33) $ 9 .82 11.37% $ 514,642,742 0.99% 1.42% 1.03%
Year Ended October 31, 2018 $ 12 .61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) $ 10 .24 (10.06)% $ 400,853,541 0.99% 1.18% 1.03%
Period Ended October 31,
2017(h) $ 10 .00 0.12 2.49 2.61 — — — $ 12 .61 26.10% $ 566,490,161 0.99% 1.28% 1.03%
Institutional Service Class Shares
Six Months Ended April 30,
2021 (Unaudited) $ 9 .70 0.03 3.60 3.63 (0.09) — (0.09) $ 13 .24 37.61% $ 39,347,142 1.11% 0.44% 1.13%
Year Ended October 31, 2020 $ 9 .81 0.10 0.04 0.14 (0.25) — (0.25) $ 9 .70 1.37% $ 26,866,605 1.11% 1.01% 1.15%
Year Ended October 31, 2019 $ 10 .24 0.13 0.77 0.90 (0.31) (1.02) (1.33) $ 9 .81 11.20% $ 13,878,617 1.11% 1.33% 1.15%
Year Ended October 31, 2018 $ 12 .60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) $ 10 .24 (10.04)% $ 14,565 0.99% 1.35% 1.03%
Period Ended October 31,
2017(h) $ 10 .00 0.09 2.51 2.60 — — — $ 12 .60 26.00% $ 12,602 1.08% 0.98% 1.17%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29,
2016 through October 31, 2017.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide AllianzGI International Growth Fund ("International Growth")
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R6, Eagle Class and Institutional Service
Class shares. Class C shares will convert to Class A shares
ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except Emerging Markets Debt, is a diversified
fund as defined in the 1940 Act. Emerging Markets Debt is a
non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 89
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

90 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,484,952 $ – $ 15,484,952
Banks 10,945,477 3,071,470 – 14,016,947
Biotechnology – 1,979,874 – 1,979,874
Building Products – 5,787,585 – 5,787,585
Capital Markets – 4,400,918 – 4,400,918
Chemicals – 10,160,650 – 10,160,650
Diversified Consumer Services 1,470,563 – – 1,470,563
Diversified Financial Services – 1,267,248 – 1,267,248
Electronic Equipment, Instruments &
Components – 6,501,938 – 6,501,938
Entertainment 26,022,215 – – 26,022,215
Food & Staples Retailing 4,351,640 – – 4,351,640
Health Care Equipment & Supplies – 24,637,573 – 24,637,573
Hotels, Restaurants & Leisure – 9,656,666 – 9,656,666
Industrial Conglomerates – 3,362,765 – 3,362,765
Insurance – 7,385,950 – 7,385,950
Interactive Media & Services – 11,297,075 – 11,297,075
Internet & Direct Marketing Retail 25,018,287 9,964,840 – 34,983,127
IT Services 34,738,730 9,240,279 – 43,979,009
Machinery – 9,773,776 – 9,773,776
Pharmaceuticals – 2,852,229 – 2,852,229
Semiconductors & Semiconductor
Equipment 4,274,669 26,814,251 – 31,088,920
Software 6,547,694 15,007,506 – 21,555,200
Textiles, Apparel & Luxury Goods – 2,291,624 – 2,291,624
Trading Companies & Distributors – 8,196,529 – 8,196,529
Total Common Stocks $ 113,369,275 $ 189,135,698 $ – $ 302,504,973
Short-Term Investment 1,312,818 – – 1,312,818
Total $ 114,682,093 $ 189,135,698 $ – $ 303,817,791
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Energy Equipment & Services $ 669,723 $ – $ 155,642 $ 825,365
Total Common Stocks $ 669,723 $ – $ 155,642 $ 825,365
Convertible Bonds – 3,584,826 – 3,584,826
Corporate Bonds – 109,944,969 – 109,944,969
Loan Participations – 4,373,592 – 4,373,592
Short-Term Investment 1,361,040 – – 1,361,040
Total Assets $ 2,030,763 $ 117,903,387 $ 155,642 $ 120,089,792
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (363,816) $ – $ (363,816)
Forward Foreign Currency Contracts – (67,129) – (67,129)
Total Liabilities $ – $ (430,945) $ – $ (430,945)
Total $ 2,030,763 $ 117,472,442 $ 155,642 $ 119,658,847

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 91
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,199,988 $ – $ 10,199,988
Collateralized Mortgage Obligations – 25,275,025 – 25,275,025
Commercial Mortgage-Backed Securities – 6,663,869 – 6,663,869
Common Stock 473,917 – – 473,917
Convertible Bonds – 4,388,896 – 4,388,896
Convertible Preferred Stock 1,531,320 – – 1,531,320
Corporate Bonds – 92,590,258 – 92,590,258
Foreign Government Securities – 4,868,314 – 4,868,314
Forward Foreign Currency Contracts – 2,291 – 2,291
Futures Contracts 445,890 – – 445,890
Loan Participations – 4,236,568 – 4,236,568
Total Assets $ 2,451,127 $ 148,225,209 $ – $ 150,676,336
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (616,630) $ – $ (616,630)
Forward Foreign Currency Contracts – (25,444) – (25,444)
Futures Contracts (28,865) – – (28,865)
Total Liabilities $ (28,865) $ (642,074) $ – $ (670,939)
Total $ 2,422,262 $ 147,583,135 $ – $ 150,005,397
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 3,290,732 $ – $ 3,290,732
Auto Components 1,416,589 837,568 – 2,254,157
Automobiles – 9,075,979 – 9,075,979
Banks 1,675,864 17,850,267 – 19,526,131
Beverages – 987,600 – 987,600
Biotechnology – 833,895 – 833,895
Building Products – 1,003,859 – 1,003,859
Capital Markets – 3,551,178 – 3,551,178
Chemicals 552,007 7,818,203 – 8,370,210
Commercial Services & Supplies – 962,032 – 962,032
Communications Equipment – 1,787,116 – 1,787,116
Construction & Engineering – 1,832,826 – 1,832,826
Construction Materials – 3,400,075 – 3,400,075
Diversified Telecommunication Services 1,039,906 3,520,807 – 4,560,713
Electric Utilities – 3,360,537 – 3,360,537
Electrical Equipment – 5,560,304 – 5,560,304
Electronic Equipment, Instruments &
Components – 3,989,811 – 3,989,811
Entertainment 1,724,340 1,432,296 – 3,156,636
Equity Real Estate Investment Trusts
(REITs) – 947,713 – 947,713
Food & Staples Retailing – 4,378,456 – 4,378,456
Food Products – 5,077,766 – 5,077,766
Gas Utilities – 681,007 – 681,007
Health Care Equipment & Supplies – 3,509,864 – 3,509,864
Health Care Technology – 553,307 – 553,307
Household Durables – 5,038,770 – 5,038,770
Household Products – 465,051 – 465,051
Industrial Conglomerates – 3,140,929 – 3,140,929
Insurance 809,218 7,212,838 – 8,022,056
Interactive Media & Services 630,990 2,366,255 – 2,997,245
Internet & Direct Marketing Retail 3,159,309 1,040,191 – 4,199,500
IT Services 2,578,740 3,010,081 – 5,588,821
Machinery – 5,078,401 – 5,078,401

92 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Marine $ – $ 1,241,202 $ – $ 1,241,202
Metals & Mining 555,280 8,810,947 – 9,366,227
Multiline Retail – 2,024,404 – 2,024,404
Multi-Utilities – 1,963,019 – 1,963,019
Oil, Gas & Consumable Fuels – 4,439,234 – 4,439,234
Paper & Forest Products – 1,052,824 – 1,052,824
Personal Products – 5,529,995 – 5,529,995
Pharmaceuticals 1,432,889 9,607,683 – 11,040,572
Professional Services – 5,774,758 – 5,774,758
Real Estate Management & Development – 2,814,678 – 2,814,678
Road & Rail – 1,212,475 – 1,212,475
Semiconductors & Semiconductor
Equipment 7,159,778 3,662,800 – 10,822,578
Software 1,899,400 843,974 – 2,743,374
Specialty Retail – 657,207 – 657,207
Technology Hardware, Storage &
Peripherals – 3,393,015 – 3,393,015
Textiles, Apparel & Luxury Goods – 4,529,842 – 4,529,842
Tobacco – 1,098,486 – 1,098,486
Trading Companies & Distributors – 3,374,077 – 3,374,077
Wireless Telecommunication Services – 4,251,300 – 4,251,300
Total Common Stocks $ 24,634,310 $ 179,877,634 $ – $ 204,511,944
Exchange Traded Fund 1,319,500 – – 1,319,500
Rights 70,332 – – 70,332
Short-Term Investment 8,270,002 – – 8,270,002
Total $ 34,294,144 $ 179,877,634 $ – $ 214,171,778
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 23,603,867 $ – $ 23,603,867
Foreign Government Securities – 50,906,746 – 50,906,746
Forward Foreign Currency Contracts – 255,740 – 255,740
Total Assets $ – $ 74,766,353 $ – $ 74,766,353
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (219,613) $ – $ (219,613)
Total Liabilities $ – $ (219,613) $ – $ (219,613)
Total $ – $ 74,546,740 $ – $ 74,546,740
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 1,358,748 $ – $ – $ 1,358,748
Auto Components 1,388,826 556,198 – 1,945,024
Automobiles 310,905 – – 310,905
Banks 1,111,429 3,187,612 – 4,299,041
Biotechnology 1,181,120 658,535 – 1,839,655
Capital Markets 2,097,387 – – 2,097,387
Chemicals 2,329,757 – – 2,329,757
Commercial Services & Supplies 1,342,996 454,368 – 1,797,364
Communications Equipment 560,974 – – 560,974
Diversified Financial Services – 543,244 – 543,244
Diversified Telecommunication Services – 1,236,471 – 1,236,471
Electrical Equipment 430,636 612,865 – 1,043,501

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 93
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ 1,644,659 $ 798,266 $ – $ 2,442,925
Entertainment 705,853 515,627 – 1,221,480
Equity Real Estate Investment Trusts
(REITs) 710,400 – – 710,400
Food & Staples Retailing 839,807 332,223 – 1,172,030
Health Care Equipment & Supplies 1,064,874 637,911 – 1,702,785
Health Care Providers & Services 1,727,475 – – 1,727,475
Hotels, Restaurants & Leisure 967,026 – – 967,026
Household Durables – 1,321,114 – 1,321,114
Household Products 532,746 – – 532,746
Insurance 873,365 1,548,201 – 2,421,566
Interactive Media & Services 691,354 999,663 – 1,691,017
Internet & Direct Marketing Retail 2,149,800 – – 2,149,800
IT Services 2,439,122 – – 2,439,122
Life Sciences Tools & Services 1,527,453 – – 1,527,453
Machinery 1,787,239 – – 1,787,239
Oil, Gas & Consumable Fuels 770,955 1,506,716 – 2,277,671
Paper & Forest Products – 466,698 – 466,698
Personal Products – 784,293 – 784,293
Pharmaceuticals 368,282 684,269 – 1,052,551
Professional Services – 448,520 – 448,520
Road & Rail 558,270 – – 558,270
Semiconductors & Semiconductor
Equipment 1,856,492 – – 1,856,492
Software 4,493,101 800,802 – 5,293,903
Specialty Retail 1,994,362 – – 1,994,362
Technology Hardware, Storage &
Peripherals 724,381 – – 724,381
Trading Companies & Distributors – 943,627 – 943,627
Total Common Stocks $ 40,539,794 $ 19,037,223 $ – $ 59,577,017
Short-Term Investment 906,213 – – 906,213
Total $ 41,446,007 $ 19,037,223 $ – $ 60,483,230
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 4,992,329 $ – $ 4,992,329
Air Freight & Logistics – 5,114,783 – 5,114,783
Airlines – 2,878,700 – 2,878,700
Auto Components – 12,569,723 – 12,569,723
Automobiles 1,393,229 820,071 – 2,213,300
Banks – 28,844,795 – 28,844,795
Beverages – 4,723,914 – 4,723,914
Biotechnology 15,935,022 6,405,265 – 22,340,287
Building Products 1,629,425 3,340,071 – 4,969,496
Capital Markets 2,206,055 32,170,564 – 34,376,619
Chemicals 1,966,559 10,920,424 – 12,886,983
Commercial Services & Supplies – 2,440,004 – 2,440,004
Communications Equipment – 1,658,275 – 1,658,275
Construction & Engineering – 6,095,364 – 6,095,364
Construction Materials – 7,029,365 – 7,029,365
Consumer Finance – 2,805,060 – 2,805,060
Containers & Packaging – 6,814,256 – 6,814,256
Diversified Financial Services 148,589 3,656,162 – 3,804,751
Diversified Telecommunication Services – 5,499,220 – 5,499,220
Electric Utilities – 3,998,133 – 3,998,133
Electrical Equipment – 1,989,806 – 1,989,806

94 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ – $ 18,969,428 $ – $ 18,969,428
Energy Equipment & Services – 2,842,967 – 2,842,967
Entertainment 3,244,898 523,128 – 3,768,026
Equity Real Estate Investment Trusts
(REITs) – 27,242,217 – 27,242,217
Food & Staples Retailing – 5,352,483 – 5,352,483
Food Products – 18,049,126 – 18,049,126
Gas Utilities – 6,253,442 – 6,253,442
Health Care Equipment & Supplies – 11,229,901 – 11,229,901
Hotels, Restaurants & Leisure – 39,683,849 – 39,683,849
Household Durables – 9,425,581 – 9,425,581
Independent Power and Renewable
Electricity Producers – 5,011,137 – 5,011,137
Industrial Conglomerates – 2,909,966 – 2,909,966
Insurance 1,399,657 13,371,951 – 14,771,608
Interactive Media & Services – 6,401,845 – 6,401,845
Internet & Direct Marketing Retail 524,821 659,390 – 1,184,211
IT Services 15,126,768 22,619,671 – 37,746,439
Leisure Products – 3,140,088 – 3,140,088
Life Sciences Tools & Services – 14,200,670 – 14,200,670
Machinery – 59,304,785 – 59,304,785
Marine – 3,676,999 – 3,676,999
Media 6,827,482 17,111,999 – 23,939,481
Metals & Mining – 15,951,803 – 15,951,803
Multiline Retail – 6,876,035 – 6,876,035
Oil, Gas & Consumable Fuels 1,059,217 3,131,719 – 4,190,936
Personal Products – 2,052,539 – 2,052,539
Pharmaceuticals 462,259 – – 462,259
Professional Services – 2,362,744 – 2,362,744
Real Estate Management & Development 3,393,912 42,173,837 – 45,567,749
Road & Rail 1,231,211 5,020,822 – 6,252,033
Semiconductors & Semiconductor
Equipment 781,210 34,012,523 – 34,793,733
Software 9,850,124 14,091,672 – 23,941,796
Specialty Retail 221,321 11,379,492 – 11,600,813
Textiles, Apparel & Luxury Goods – 16,848,712 – 16,848,712
Trading Companies & Distributors 5,975,926 15,012,094 – 20,988,020
Transportation Infrastructure – 4,390,854 – 4,390,854
Water Utilities – 3,224,460 – 3,224,460
Total Common Stocks $ 73,377,685 $ 619,276,213 $ – $ 692,653,898
Exchange Traded Fund 969,727 – – 969,727
Rights – – – –
Short-Term Investment 7,164,459 – – 7,164,459
Total $ 81,511,871 $ 619,276,213 $ – $ 700,788,084
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the six months ended April 30, 2021, Global Sustainable Equity held one common stock investment that was categorized as
Level 3 investment which was valued at $0
During the six months ended April 30, 2021, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 95
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2021, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
Global High Yield
Common
Stocks Total
Balance as of 10/31/2020 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
165,848 165,848
Sales — —
Change in Unrealized Appreciation/Depreciation (10,206) (10,206)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2021 $ 155,642 $155,642
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 4/30/2021 ** $ (10,206) $(10,206)
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

96 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
At April 30, 2021, the Funds had no open option contracts.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the six months ended April
30, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 97
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to
the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable,
to meet each Fund's stated investment strategies as shown
in the Fund's Prospectus. Interest rate swap contracts are
swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For
example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The
Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults

98 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
on its obligations under a swap agreement, a Fund may lose
any amount it expected to receive from the counterparty,
potentially including amounts in excess of a Fund’s initial
investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service.
Interest rate swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Certain Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 99
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2021:
Global High Yield
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ (363,816)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (67,129)
Total $ (430,945)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 2,291
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 445,890
Total $ 448,181
Liabilities:
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (616,630)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (25,444)
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (28,865)
Total $ (670,939)
Emerging Markets Debt
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 255,740
Total $ 255,740
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (219,613)
Total $ (219,613)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

100 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2021
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (18,859)
Forward Foreign Currency Contracts
Currency risk (125,233)
Total $ (144,092)
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (6,232,271)
Forward Foreign Currency Contracts
Currency risk (74,591)
Futures Contracts
Interest rate risk 2,978,535
Total $ (3,328,327)
Emerging Markets Debt
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (102,796)
Total $ (102,796)
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (363,816)
Forward Foreign Currency Contracts
Currency risk (269,855)
Total $ (633,671)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 1,511,028
Forward Foreign Currency Contracts
Currency risk (109,714)
Futures Contracts
Interest rate risk (521,141)
Total $ 880,173
Emerging Markets Debt
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (21,391)
Total $ (21,391)

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 101
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At April 30, 2021, certain Funds may have entered into futures contracts. The futures contract agreements do not provide
for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Global High Yield
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 7,714,286
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 207,480
Average Settlement Value Sold $ 15,070,401
Strategic Income
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 70,285,714
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 4,456,608
Futures Contracts:
Average Notional Balance Long $ 94,308
Average Notional Balance Short $ 49,430,460
Emerging Markets Debt
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 11,093,926
Average Settlement Value Sold $ 18,443,326

102 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2021:
Global High Yield
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ (67,129) $ — $ 67,129 $ —
Total $ (67,129) $ — $ 67,129 $ —
Amounts designated as “—” are zero.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 968 $ — $ — $ 968
Brown Brothers Harriman &
Co.
Forward Foreign
Currency Contracts 1,323 — — 1,323
Total $ 2,291 $ – $ — $ 2,291
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ (25,444) $ — $ — $ (25,444)
Total $ (25,444) $ — $ — $ (25,444)
Amounts designated as “—” are zero.
Emerging Markets Debt
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ 89,314 $ — $ — $ 89,314
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts 42,251 (42,251) — —
Credit Lyonnais
Forward Foreign
Currency Contracts 2,083 — — 2,083
HSBC Bank plc
Forward Foreign
Currency Contracts 64,299 (64,299) — —

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 103
Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
At April 30, 2021, the Funds did not have unfunded loan
commitments.
Securities Lending
During the six months ended April 30, 2021, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Royal Bank of Canada
Forward Foreign
Currency Contracts $ 57,793 $ — $ — $ 57,793
Total $ 255,740 $ (106,550) $ — $ 149,190
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts $ (54,948) $ 42,251 $ — $ (12,697)
HSBC Bank plc
Forward Foreign
Currency Contracts (122,455) 64,299 — (58,156)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (38,159) — — (38,159)
RBC Capital Markets LLC
Forward Foreign
Currency Contracts (4,052) — — (4,052)
Total $ (219,613) $ 106,550 $ — $ (113,063)
Amounts designated as “—” are zero.

104 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2021, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2021, certain Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 1,312,818
Global High Yield 1,361,040
International Equities 8,270,002
Global Sustainable Equity 906,213
International Small Cap 7,164,459

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 105
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly for
International Growth, International Equities, Global Sustainable
Equity, and International Small Cap. Distributions from net
realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

106 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
As of April 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Global High Yield Amundi Asset Management US, Inc. ("Amundi")(a)
Strategic Income Amundi
International Equities Bailard, Inc.
Emerging Markets Debt
Aberdeen Standard Alternative Funds Limited
(formerly, Standard Life Investments (Corporate Funds) Limited)
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Company LLP
(a) As of January 1, 2021, Amundi Pioneer Institutional Asset Management, Inc. merged with and into its affiliate Amundi Pioneer Asset
Management, Inc., which then changed its name to Amundi Asset Management US, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth $0 up to $1 billion 0.70%
$1 billion and more 0.67%
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Debt All Assets 0.70%
Global Sustainable Equity $0 up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap $0 up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
International Growth 0.70% 0.62%
Global High Yield 0.64 0.49
Strategic Income 0.55 0.31
International Equities 0.75 0.75
Emerging Markets Debt 0.70 0.57
Global Sustainable Equity 0.75 0.49
International Small Cap 0.94 0.92

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 107
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Fund Classes
Amount
(annual rate)
International Growth(a) All Classes 0.72%
Global High Yield All Classes 0.70
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Emerging Markets Debt All Classes 0.90
Global Sustainable Equity All Classes 0.95
International Small Cap All Classes 0.99
(a) Until June 30, 2022.
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
April 30, 2021
Amount Total
International Growth $ — $ 48,249 (a) $ 283,517 $ 113,091 $ 444,857
Global High Yield 96,538 182,610 187 , 366 88,697 555,211
Strategic Income 71,837 121,719 371,670 183,335 748,561
International Equities — — — — —
Emerging Markets Debt 50,826 96,599 104,312 49,229 300,966
Global Sustainable Equity 80,268 150,643 151,252 72,465 454,628
International Small Cap 101,130 193,035 196,430 56,285 546,880
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $8,281 for the period from October 1, 2019 through October 31, 2019 and $39,968 for the period from June 1, 2019 through September 30, 2019.

108 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2021, NFM earned an aggregate of $472,773 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2021, the Funds’ aggregate portion of such costs amounted to $2,679.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares
of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares
of each Fund (0.75% of which may be a distribution fee
and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2021, the
Funds imposed aggregate front-end sales charges of $21,405.
From these fees, NFD retained a portion amounting to $2,965.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class
A CDSCs are 1.00% for International Growth, International
Equities, Global Sustainable Equity, and International Small
Cap. Applicable Class A CDSCs are 0.75% for Global High
Yield, Strategic Income and Emerging Markets Debt. Class
C CDSCs are 1.00% for all Funds. During the six months
ended April 30, 2021, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 109
For the six months ended April 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2021, each Fund’s total administrative services fees were as follows:
As of April 30, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
On April 15, 2021, the International Growth Fund accrued a
pending contribution of $77,738 from Nationwide Retirement
Solutions (NRS), NRS is a wholly owned subsidiary of
NFSDI. The contribution is primarily to offset capital losses incurred by the Fund due to the sale of securities. See
the International Growth Fund Financial Highlights for the
impact to the total return of the Fund. On June 2, 2021,
NRS made the contribution to the Fund.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights
Fund Class A Class C Eagle Class
Institutional
Service Class
International Growth 0.08 % N/A 0.03% 0.25%
Global High Yield 0.02 0.06 % N/A 0.10
Strategic Income 0.09 0.11 N/A 0.12
International Equities 0.09 0.08 N/A 0.04
Emerging Markets Debt N/A N/A N/A 0.04
Global Sustainable Equity 0.10 0.03 N/A 0.10
International Small Cap 0.06 N/A N/A 0.12
N/A — Not Applicable.
Fund Amount
International Growth $ 350,390
Global High Yield 1,157
Strategic Income 24,060
International Equities 4,898
Emerging Markets Debt 8
Global Sustainable Equity 23,979
International Small Cap 20,083
Fund
% of Shares
Outstanding
Owned
International Growth 90.82%
Global High Yield 97.03
Strategic Income 69.33
International Equities —
Emerging Markets Debt 99.85
Global Sustainable Equity —
International Small Cap 70.66
Amounts designated as "—" are zero or have been rounded to zero.

110 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended April 30, 2021, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended April 30, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended April 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity
Fund Purchases
*
Sales
*
International Growth $ 42,016,765 $ 68,412,413
Global High Yield 68,118,371 69,746,739
Strategic Income 69,950,378 69,155,383
International Equities 47,195,022 42,124,791
Emerging Markets Debt 23,866,887 20,176,817
Global Sustainable Equity 11,135,981 13,814,103
International Small Cap 254,336,620 293,548,356
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 111
established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality

112 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

International Funds - April 30, 2021 (Unaudited) - Notes to Financial Statements - 113
Other
As of April 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended April 30, 2021, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
As of April 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that
Fund % of Shares
Number of
Accounts
International Growth 87.75% 2(a)
Global High Yield 88.44 4(a)
Strategic Income 51.89 4(a)
International Equities 62.52 1
Emerging Markets Debt 85.91 3(a)
Global Sustainable Equity 41.25 1
International Small Cap 44.09 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 321
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 171,697,479 $ 134,537,888 $ (2,417,576) $ 132,120,312
Global High Yield 116,019,116 5,472,315 (3,337,174) 2,135,141
Strategic Income 138,878,984 7,458,606 (3,266,435) 4,192,171
International Equities 164,862,635 51,796,791 (2,487,648) 49,309,143
Emerging Markets Debt 73,813,552 3,157,609 (2,424,421) 733,188
Global Sustainable Equity 39,097,767 22,480,461 (1,094,998) 21,385,463
International Small Cap 532,534,924 182,321,931 (14,068,771) 168,253,160

114 - Notes to Financial Statements - April 30, 2021 (Unaudited) - International Funds
apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

International Funds - April 30, 2021 (Unaudited) - Supplemental Information - 115
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-

116 - Supplemental Information - April 30, 2021 (Unaudited) - International Funds
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide AllianzGI International
Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard Cognitive Value Fund, Nationwide Bond
Fund, Nationwide Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide International Small Cap Fund, Nationwide Mellon
Dynamic U.S. Core Fund, Nationwide Multi-Cap Portfolio Fund,
and Nationwide WCM Focused Small Cap Fund were each
shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels below their peer group medians. In addition, the Trustees considered that, with the exception of the Funds referred to below in this paragraph, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2020 at or above
its peer group median, or within a generally acceptable range of the Fund’s peer group median. With respect to Nationwide
Bailard Cognitive Value Fund, the Trustees considered that
the Fund had experienced performance below its peer group
median and in the fifth quintile of its peer group for the three-
year period, but its performance had improved to the second
quartile of its peer group for the one- and two-year periods ended the same date. With respect to Nationwide Bond Fund,
the Trustees noted that the Fund had experienced unfavorable relative three-year performance in the fourth quintile of its peer group and considered management’s statement that the Fund’s
underperformance was substantially the result of the Fund’s
portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had been relatively recently organized and did not have three years of performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide Amundi Global High Yield Fund,
Nationwide Bailard International Equities Fund, Nationwide
Bailard Technology & Science Fund, Nationwide Core Plus
Bond Fund, Nationwide Emerging Markets Debt Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide
Geneva Mid Cap Growth Fund, Nationwide Mellon Disciplined
Value Fund, and Nationwide Small Company Growth Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1
fees) was lower than or within a generally acceptable range
of the Fund’s peer group median. The Trustees considered
that each of Nationwide Amundi Global High Yield Fund,
Nationwide Bailard Technology & Science Fund, Nationwide
Core Plus Bond Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide
Mellon Disciplined Value Fund, and Nationwide Small Company
Growth Fund had experienced three-year performance for the
period ended June 30, 2020 at or above its peer group median, or within a generally acceptable range of the Fund’s peer
group median With respect to Nationwide Bailard International
Equities Fund, the Trustees considered that while the Fund
had experienced performance below its peer group median
and in the fourth quintile of its peer group, its performance had improved to the third quartile for the one-year period ended the same date. The Trustees also considered the Adviser’s
statements as to the use of the Fund as an investment vehicle for clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees
noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 in the fourth quintile and the
Trustees considered the Adviser’s statements that the Funds
underperformance was concentrated in the second quarter of
2020. The Trustees noted that the Adviser stated that it would continue to monitor the Fund. The Trustees determined on
the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

International Funds - April 30, 2021 (Unaudited) - Supplemental Information - 117
With respect to Nationwide Global Sustainable Equity Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Loomis
Core Bond Fund, and Nationwide Loomis Short Term Bond
Fund, the Trustees noted that each Fund was shown to pay
actual management fees at a level higher than its peer group median and each Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) was higher than the Fund’s peer group
median in the fourth quintile of its peer group. The Trustees considered that, although each Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the first or
second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to Nationwide American Century Small Cap
Income Fund, the Trustees noted that the Fund was shown to
pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that the Adviser had lowered the Fund’s expense cap which
according to the Adviser has the effect of reducing the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) to an
amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance
for the period ended June 30, 2020 within the third quintile of its peer group and considered that a new subadviser had been appointed to the Fund in November 2020 and additional time
was necessary to evaluate the Fund’s performance under the
new subadviser. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Diamond Hill Large Cap
Concentrated Fund, the Trustees considered that although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median in the fourth
quintile, it was within a generally acceptable range above the
Fund’s peer group median and that the Fund pays an actual
management fees at a level lower than its peer group median.
The Trustees considered that the Adviser had lowered the
Fund’s expense cap which according to the Adviser has the
effect of reducing the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) to an amount equal to median of the Fund’s peer group. The Trustees noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile and considered the Adviser’s statements that it has strong conviction in the Fund’s investment strategy and current
Sub-Adviser, which has managed the Fund since November
2017. The Trustees also considered the Adviser’s statements
that the Fund had significantly outperformed its benchmark,
the Russell 1000 Value Index, during the tenure of the Fund’s current Sub-Adviser, and that the Sub-Adviser was managing
the Fund with a value tilt while the Fund was compared to funds in a “large cap core” peer universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was
consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, is subject to
contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging
Markets Debt Fund to determine whether breakpoints might
become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more

118 - Supplemental Information - April 30, 2021 (Unaudited) - International Funds
than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 9,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

International Funds - April 30, 2021 (Unaudited) - Management Information - 119
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

120 - Management Information - April 30, 2021 (Unaudited) - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has Significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - April 30, 2021 (Unaudited) - Management Information - 121
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

122 - Market Index Definitions - April 30, 2021 (Unaudited) - International Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

International Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 123
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

124 - Market Index Definitions - April 30, 2021 (Unaudited) - International Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

International Funds - April 30, 2021 (Unaudited) - Market Index Definitions - 125
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2500
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

126 - Market Index Definitions - April 30, 2021 (Unaudited) - International Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

International Funds - April 30, 2021 (Unaudited) - Glossary - 127
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

128 - Glossary - April 30, 2021 (Unaudited) - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

International Funds - April 30, 2021 (Unaudited) - Glossary - 129
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6/21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 15, 2021, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR
§
270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    /s/ Lee T. Cummings____________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      June 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    /s/ Michael S. Spangler_________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      June 21, 2021

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                     /s/ Lee T. Cummings _________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      June 21, 2021

*
Print the name and title of each signing officer under his or her signature.